UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Item 1. Reports to Stockholders.

Understanding your CREF report

This annual report contains information about the eight CREF accounts and describes the accounts’ results for the twelve months ended on December 31, 2011. The report contains three main sections:
•	The account performance section compares each account’s investment returns with those of that account’s benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2011.
•	The financial statements provide detailed information about the operations and financial condition of each account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

2	2011 Annual Report ▪ College Retirement Equities Fund

Information for CREF participants

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large-, mid- and small-cap stocks in 44 developed and emerging market nations throughout the world, excluding the United States. During the period, the MSCI All Country World ex USA Investable Market Index replaced the MSCI EAFE+Canada Index, the MSCI Emerging Markets Index and the MSCI EAFE+Canada Small Cap Index in the CREF Stock Composite Benchmark.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 24 country indexes in developed markets, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of

College Retirement Equities Fund ▪ 2011 Annual Report	3

About the accounts’ benchmarks

the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF Inflation-Linked Bond Account

The account’s benchmark is the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stocks in 23 developed nations excluding the United States.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

4	2011 Annual Report ▪ College Retirement Equities Fund

Important information about expenses

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.
• You do not incur transaction costs, including sales charges (loads) on contributions. There are also no redemption fees or exchange fees.
• However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2011–December 31, 2011).

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

College Retirement Equities Fund ▪ 2011 Annual Report	5

CREF Stock Account

Performance for the twelve months ended December 31, 2011

The CREF Stock Account returned –4.94% for the year, compared with the –3.71% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index.

          After advancing in the first four months of 2011, U.S. stocks, as measured by the Russell 3000 Index, suffered steep losses. Investors worried about a slowing global economy, Europe’s intensifying debt crisis and gridlock in Washington. However, a rally in October helped reverse the earlier decline, and the index returned 1.03% for the year.

          These issues weighed even more heavily on foreign stock returns. The MSCI All Country World ex USA Investable Market Index, which measures stock performance in 44 developed and emerging market nations, declined 14.31% in dollar terms. The dollar’s strength against the euro and pound elevated losses for U.S. investors. In local currency, the MSCI index fell 12.83%. Thus, currency factors accounted for about one-tenth of the losses among these foreign stocks.

Net effect of stock choices reduces return

The account lagged the broad U.S. stock market primarily because of the account’s one-third allocation to foreign stocks. It trailed its composite benchmark because of unfavorable stock positions. These included an underweight investment in Exxon Mobil, which rose 18.7% for the year, and an overweight in coal and natural gas producer Walter Energy. Underweights in IBM and McDonald’s hurt as well.

          These detractors were partly offset by successful stock selections, such as overweights in Apple, Pfizer and British software firm Autonomy, which was acquired by Hewlett-Packard. An underweight in struggling Bank of America (down 58.1% for the year) also helped.

          The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations.

          Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the AUV is calculated.

6	2011 Annual Report ▪ College Retirement Equities Fund

CREF Stock Account

Performance as of December 31, 2011

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Stock Account	8/1/1952	–4.94%	–1.10%	3.49%

CREF Stock Composite Benchmark*	—	–3.71	–0.97	3.83

Broad market index
Russell 3000 Index	—	1.03	–0.01	3.51

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

On December 31, 2011, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. During the period, the MSCI All Country World ex USA Investable Market Index replaced the MSCI EAFE+Canada Index, the MSCI Emerging Markets Index and the MSCI EAFE+Canada Small Cap Index in the CREF Stock Composite Benchmark. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period.

College Retirement Equities Fund ▪ 2011 Annual Report	7

CREF Stock Account

Expense example

Six months ended December 31, 2011

CREF Stock Account	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period (7/1/11–12/31/11	* )

Actual return	$1,000.00	$901.94	$2.44
5% annual hypothetical return	1,000.00	1,022.63	2.60

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The account’s annualized six-month expense ratio for that period was 0.51%.

For more information about this expense example, please see page 5.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2011	0.48%

Portfolio composition

Sector	% of net assets as of 12/31/2011

Financials	16.6
Information technology	15.3
Consumer discretionary	11.9
Industrials	11.4
Energy	10.9
Health care	10.5
Consumer staples	9.3
Materials	6.3
Utilities	3.7
Telecommunication services	3.5
Short-term investments	5.4
Other assets & liabilities, net	–4.8

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011

Over $50 billion	34.3
$15 billion–$50 billion	25.4
$2 billion–$15 billion	31.0
Under $2 billion	9.3

Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2011

United States	66.3
United Kingdom	4.2
Japan	4.1
Canada	2.7
Germany	1.7
France	1.5
Australia	1.4
Switzerland	1.4
57 other nations	11.6
Short-term investments	5.1

Total	100.0

8	2011 Annual Report ▪ College Retirement Equities Fund

CREF Global Equities Account

Performance for the twelve months ended December 31, 2011

The CREF Global Equities Account returned –7.74% for the year, compared with the –5.54% return of its benchmark, the MSCI World Index.

          Global equity markets earned 5.29% for the first six months of 2011, as measured by the MSCI World Index. In the third quarter, however, the index tumbled 16.61% on worries about growth in many markets around the world and about the fate of the euro. More encouraging news ignited a rally in October that gave the index a 7.59% gain in the fourth quarter, but that was not enough to lift the index into positive territory for the year.

          For the period, the World index performed nearly identically in U.S. dollars and in local currencies. During the twelve months, the yen strengthened, relative to the dollar, while the euro and pound weakened.

          The North American segment, which made up more than one-half of the benchmark’s market capitalization at year-end, held up best, returning –0.1%. The Pacific segment dropped 13.7%, largely because of a 14.3% loss from Japanese stocks. European stocks fell 11.1%, due mainly to double-digit declines in France and Germany.

Stock selections result in underperformance

The account trailed its benchmark index because of unfavorable stock selections, including an out-of-benchmark position in Chinese construction equipment maker Zoomlion. Overweights in coal and natural gas producer Walter Energy and Danish jewelry manufacturer Pandora, and an underweight holding in Exxon Mobil, also detracted from relative results.

          These negative effects were partly offset by advantageous stock choices. These included an overweight investment in U.K.-based software firm Autonomy. Overweights in Apple and British drug maker Shire also aided results, as did an underweight in Bank of America, whose shares fell 58.1% for the year.

          The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations.

          Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value its portfolio holdings at the time the account’s AUV is calculated.

College Retirement Equities Fund ▪ 2011 Annual Report	9

CREF Global Equities Account

Performance as of December 31, 2011

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Global Equities Account	5/1/1992	–7.74%	–2.65%	3.08%

MSCI World Index	—	–5.54	–2.37	3.59

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

10	2011 Annual Report ▪ College Retirement Equities Fund

CREF Global Equities Account

Expense example

Six months ended December 31, 2011

CREF Global Equities Account	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period (7/1/11–12/31/11	* )

Actual return	$1,000.00	$880.60	$2.61
5% annual hypothetical return	1,000.00	1,022.43	2.80

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The account’s annualized six-month expense ratio for that period was 0.55%.

For more information about this expense example, please see page 5.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2011	0.52%

Portfolio composition

Sector	% of net assets as of 12/31/2011

Financials	17.6
Information technology	12.9
Consumer discretionary	12.6
Industrials	11.0
Health care	10.9
Energy	10.5
Consumer staples	9.6
Materials	8.3
Telecommunication services	3.1
Utilities	2.6
Short-term investments	5.5
Other assets & liabilities, net	–4.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011

Over $50 billion	35.6
$15 billion–$50 billion	29.8
$2 billion–$15 billion	31.4
Under $2 billion	3.2

Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2011

United States	50.3
United Kingdom	8.1
Japan	7.6
Canada	3.9
France	3.9
Germany	3.6
Switzerland	2.8
Australia	2.1
41 other nations	12.4
Short-term investments	5.3

Total	100.0

College Retirement Equities Fund ▪ 2011 Annual Report	11

CREF Growth Account

Performance for the twelve months ended December 31, 2011

The CREF Growth Account returned 1.19% for the year, compared with the 2.64% return of its benchmark, the Russell 1000® Growth Index.

          After scoring double-digit gains in 2009 and 2010, returns of large-cap growth stocks were muted for 2011. However, they outpaced the 1.03% return of the broad U.S. stock market, as measured by the Russell 3000® Index. That has been the pattern for two of the last three calendar years, partly because the broad market index has included many struggling commercial banks.

          Despite their superior recent performance, returns from large-cap growth stocks have trailed those of the broad market over the ten years ended December 31, 2011. During that time, the Russell 1000 Growth Index posted an average annual return of 2.60%, lagging the 3.51% average return of the Russell 3000 Index.

Consumer staples sector drives gains

All nine industry sectors of the Russell 1000 Growth Index posted positive results for the first half of 2011, and the benchmark was up 6.83% at mid-year. In the more volatile second half, only the defensive consumer staples sector gained ground; it often holds up better in times of slower growth. The sector returned 3.8% for the last six months of the year and an impressive 15.9% for the twelve months.

          For the full year, other solid contributions came from the consumer discretionary and health care sectors; they gained 5.6% and 5.2%, respectively. Together these three sectors made up more than one-third of the index on December 31, 2011.

          Conversely the benchmark’s return was constrained by losses in the materials & processing and producer durables sectors. Technology, the sector with the largest market capitalization at year-end, returned just 1.3%.

          The account lagged its benchmark chiefly because of unfavorable stock selections. These included underweight positions in Exxon Mobil, IBM and McDonald’s, as well as overweight holdings in technology firm Juniper Networks and Walter Energy.

          These detractors were partly offset by positive contributions to relative performance from successful stock choices, such as overweights in Visa, medical device manufacturer Intuitive Surgical and aerospace components manufacturer Goodrich. An underweight investment in technology giant Cisco Systems also helped returns.

12	2011 Annual Report ▪ College Retirement Equities Fund

CREF Growth Account

Performance as of December 31, 2011

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Growth Account	4/29/1994	1.19%	2.23%	1.66%

Russell 1000 Growth Index	—	2.64	2.50	2.60

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ▪ 2011 Annual Report	13

CREF Growth Account

Expense example

Six months ended December 31, 2011

CREF Growth Account	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period (7/1/11–12/31/11	* )

Actual return	$ 1,000.00	$ 951.75	$ 2.31
5% annual hypothetical return	1,000.00	1,022.84	2.40

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The account’s annualized six-month expense ratio for that period was 0.47%.

For more information about this expense example, please see page 5.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2011	0.46%

Portfolio composition

Sector	% of net assets as of 12/31/2011

Information technology	29.6
Consumer discretionary	15.6
Industrials	11.8
Health care	11.5
Energy	10.1
Consumer staples	9.7
Materials	5.2
Financials	4.5
Telecommunication services	1.3
Short-term investments	2.1
Other assets & liabilities, net	–1.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011

Over $50 billion	39.2
$15 billion–$50 billion	27.8
$2 billion–$15 billion	32.3
Under $2 billion	0.7

Total	100.0

14	2011 Annual Report ▪ College Retirement Equities Fund

CREF Equity Index Account

Performance for the twelve months ended December 31, 2011

The CREF Equity Index Account returned 0.66% for the year, compared with the 1.03% return of its benchmark, the Russell 3000® Index.

          For the period, the account’s return trailed that of its benchmark because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

          After gaining 16.93% in 2010, U.S. stocks continued to generate solid gains during the first half of 2011, rising 6.35%, as measured by the Russell 3000 Index. However, stocks fell sharply in the third quarter because of concerns about a slowing global economy and the intensifying debt crisis in Europe. A strong rally in October lifted the Russell index 11.51%, enabling it to post a positive return for the year.

          During the twelve months, large-cap stocks gained 1.50%, while mid-cap and small-cap issues fell 1.55% and 4.18%, respectively. Growth stocks within the Russell 3000 outperformed value issues, 2.18% to –0.10%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Consumer staples and health care shine

For the period, five of the nine industry sectors of the Russell 3000 generated positive returns, with three scoring double-digit gains. Strong advances from consumer staples (up 14.2%) and health care (up 10.9%) drove the index’s return. Together these two sectors made up one-fifth of the benchmark’s market capitalization on December 31, 2011. Solid contributions from the utilities (up 12.5%) and consumer discretionary (up 4.2%) sectors also helped.

          These gains slightly offset weakness in the benchmark’s largest sector—financial services—which fell 11.9%. U.S. banks and financial companies continued to struggle with the housing slump at home and Europe’s debt problems.

          It was an excellent year for many mega-cap issues, and four of the five largest stocks in the Russell 3000 posted robust double-digit gains. IBM and Apple led the way, rising 27.4% and 25.6%, respectively. Chevron was next with a 20.3% return. Exxon Mobil, the benchmark’s largest issue in terms of market capitalization, advanced 18.7%. In contrast, Microsoft fell 4.5%.

College Retirement Equities Fund ▪ 2011 Annual Report	15

CREF Equity Index Account

Performance as of December 31, 2011

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Equity Index Account	4/29/1994	0.66%	–0.39%	3.11%

Russell 3000® Index	—	1.03	–0.01	3.51

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

16	2011 Annual Report ▪ College Retirement Equities Fund

CREF Equity Index Account

Expense example

Six months ended December 31, 2011

CREF Equity Index Account	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period (7/1/11–12/31/11	* )

Actual return	$1,000.00	$948.24	$2.16
5% annual hypothetical return	1,000.00	1,022.99	2.24

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The account’s annualized six-month expense ratio for that period was 0.44%.

For more information about this expense example, please see page 5.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2011	0.41%

Portfolio composition

Sector	% of net assets as of 12/31/2011

Information technology	18.2
Financials	15.0
Health care	11.7
Consumer discretionary	11.6
Energy	11.2
Industrials	11.2
Consumer staples	9.9
Materials	4.0
Utilities	3.9
Telecommunication services	2.8
Short-term investments	2.8
Other assets & liabilities, net	–2.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011

Over $50 billion	41.0
$15 billion–$50 billion	24.5
$2 billion–$15 billion	26.9
Under $2 billion	7.6

Total	100.0

College Retirement Equities Fund ▪ 2011 Annual Report	17

CREF Bond Market Account

Performance for the twelve months ended December 31, 2011

The CREF Bond Market Account returned 6.96% for the year, compared with the 7.84% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

          The year began with signs that the U.S. economy was reviving and Europe was solving its sovereign debt problems. By May, however, cooling global growth, the deepening crisis in Europe and Japan’s earthquake rattled investors and produced heightened stock market volatility.

          Seeking to stimulate the economy, the Federal Reserve continued its large-scale purchases of government bonds, in an effort to keep long-term interest rates low. Lower rates on new issues raised the value of existing bonds. When stock prices sharply declined in most world markets during the third quarter, many investors turned to bonds, particularly U.S. Treasury securities. The domestic investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 2.72% for the first half of 2011 and 4.98% for the second half.

Treasury securities lead the way

U.S. Treasury securities, which made up more than one-third of the benchmark’s market capitalization on December 31, 2011, returned 9.8% for the year. Growing demand pushed their yields lower across the maturity curve. The yield on 10-year Treasuries fell from 3.30% at the beginning of the year to 1.89% at year-end. Two-year yields slid from 0.61% to 0.25%.

          Corporate bonds, which made up about one-fifth of the index, earned 8.2%. U.S. mortgage-backed securities, comprising almost one-third of the index, returned 6.2%, while the small commercial mortgage-backed, asset-backed and U.S. agency sectors returned 6.0%, 5.1% and 4.9%, respectively.

          The account trailed its benchmark primarily because of substantial underweight positions in U.S. Treasury securities, which led the bond market for the twelve months. Unfavorable security selections in mortgage-backed securities also weighed on the account’s results.

          One of the account’s investment strategies has been to underweight Treasuries, relative to their market capitalization in the benchmark, while maintaining an overweight position in corporate bonds, because, over the long term, corporate bonds have generally offered higher yields than government securities. During the year, the account’s holdings in investment-grade corporate bonds and asset-backed securities partly offset the drag on performance posed by the Treasury underweight.

18	2011 Annual Report ▪ College Retirement Equities Fund

CREF Bond Market Account

Performance as of December 31, 2011

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Bond Market Account	3/1/1990	6.96%	5.56%	5.26%

Barclays Capital U.S. Aggregate Bond Index	—	7.84	6.50	5.78

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ▪ 2011 Annual Report	19

CREF Bond Market Account

Expense example

Six months ended December 31, 2011
	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Bond Market Account	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)
Actual return	$1,000.00	$1,041.74	$2.37
5% annual hypothetical return	1,000.00	1,022.89	2.35

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The account’s annualized six-month expense ratio for that period was 0.46%.

For more information about this expense example, please see page 5.

Actual expenses
Net expense ratio for the one-year period
ended 12/31/2011	0.44%

Portfolio composition
% of net assets
as of 12/31/2011
Mortgage-backed securities†	30.3
U.S. Treasury securities	23.2
Corporate bonds	19.3
Foreign government & corporate
bonds denominated in U.S. dollars	13.3
U.S. agency securities	7.4
Commercial mortgage-backed securities	3.3
Asset-backed securities	1.2
Municipal bonds	0.5
Bank loan obligations	0.1
Short-term investments	19.3
Other assets & liabilities, net	–17.9
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments as of 12/31/2011
Less than 1 year	20.5
1–3 years	9.4
3–5 years	13.6
5–10 years	17.9
Over 10 years	38.6
Total	100.0

Holdings by credit quality‡
% of fixed-income investments as of 12/31/2011
Aaa/AAA	61.1
Aa/AA	9.2
A/A	12.4
Baa/BBB	12.5
Ba/BB	2.5
B/B	1.4
Below B/B	0.4
Non-rated	0.5
Total	100.0

‡

Credit quality ratings are based on the Barclays Capital methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

20	2011 Annual Report ▪ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2011

The CREF Inflation-Linked Bond Account returned 13.16% for the year, compared with the 13.56% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
          Inflation trended upward in 2011. On December 31, the Consumer Price Index was 3.0% higher than it had been twelve months earlier—compared with 1.5% at year-end 2010—the largest calendar-year rise since 2007. Food prices rose almost 5%, while oil prices increased 10%, hovering near $100 a barrel at year-end. Although energy costs rose less than in 2010, they were still the main driver of prices in 2011.
          Anticipating that inflation would remain relatively tame in the near term, the Federal Reserve focused on stimulating the flagging U.S. economy: gross domestic product increased at an annual rate of just 1.8% in the third quarter.
          In August the Fed announced plans to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until at least 2013. In an effort to lower long-term interest rates, it also began buying U.S. Treasury securities with longer maturities, while selling its shorter-term holdings.

Investor flight-to-quality boosts TIPS

With growth slowing in the United States and sovereign debt problems intensifying in Europe, many investors sought safety in U.S. Treasury securities, including TIPS. For the year, the return of the TIPS index was more than five-and-a-half percentage points higher than the 7.84% advance of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. For the ten years ended December 31, 2011, the average annual return of TIPS was 7.57%, versus 5.78% for the aggregate index.
          The account produced a double-digit gain for the year, but its return lagged that of the TIPS index because the account’s return includes a deduction for expenses, while the benchmark’s does not. Because the account’s portfolio is similar to that of its benchmark, the above discussion of the benchmark’s performance also applies to the performance of the account.
          During the year, the account’s managers kept the account’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the account more closely track the characteristics of its benchmark index.

College Retirement Equities Fund ▪ 2011 Annual Report	21

CREF Inflation-Linked Bond Account

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
CREF Inflation-Linked Bond Account	5/1/1997	13.16%	7.45%	7.10%
Barclays Capital U.S. Treasury
Inflation Protected Securities Index (Series-L)	—	13.56	7.95	7.57

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

22	2011 Annual Report ▪ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Expense example

Six months ended December 31, 2011
	Beginning	Ending	Expenses paid
CREF Inflation-Linked	account value	account value	during period	*
Bond Account	(7/1/11)	(12/31/11)	(7/1/11–12/31/11)
Actual return	$1,000.00	$1,072.54	$2.35
5% annual hypothetical return	1,000.00	1,022.94	2.29

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 5.

Actual expenses
Net expense ratio for the one-year period
ended 12/31/2011	0.43%

Holdings by maturity
% of portfolio investments
as of 12/31/2011
Less than 1 year	0.9
1–3 years	16.1
3–5 years	18.8
5–10 years	30.9
Over 10 years	33.3
Total	100.0

College Retirement Equities Fund ▪ 2011 Annual Report	23

CREF Social Choice Account

Performance for the twelve months ended December 31, 2011

The CREF Social Choice Account returned 1.82% for the year, compared with the 2.23% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays Capital U.S. Aggregate Bond Index. The account screens investments according to social criteria, while the benchmark does not.
          Because of its social screens, the account did not invest in a number of stocks and bonds that were included in its composite benchmark. The account’s underperformance was due in part to its exclusion of a number of well-performing energy giants that strongly outpaced the broad stock market. These included Exxon Mobil (up 18.7%), Chevron (up 20.3%) and Royal Dutch Shell (up 16.3%). The absence of Apple, Philip Morris International, Pfizer and French drug maker Sanofi-Aventis trimmed results as well.
          Relative performance was aided, however, by avoiding five large-cap financial companies: Bank of America (down 58.1%), Citigroup (down 44.3%), Goldman Sachs (down 45.6%), JPMorgan Chase (down 20.0%) and Britain’s Lloyds Banking Group (down 60.9%). During the year, financial stocks continued to struggle with the ongoing housing slump in the United States and the sovereign debt crisis in Europe.

The account’s strategies help manage risk

To compensate for the account’s exclusion of some stocks, its managers use statistical techniques to help ensure that the risk characteristics of the portfolio nonetheless resemble those of its composite benchmark. One such method is to overweight or underweight specific stocks relative to the benchmark.
          During the period, the account’s relative performance was hurt by such overweights as United States Steel, Hewlett-Packard and Canadian mining company Teck Resources. In contrast, overweights in Bristol-Myers Squibb, biotechnology firm Biogen Idec and Canadian energy provider Enbridge boosted returns.
          The account’s fixed-income component generated a positive return and outpaced the Barclays Capital aggregate index, largely due to successful overweight holdings in municipal bonds, asset-backed securities and corporate bonds. An underweight in mortgage-backed securities helped as well. These results were partly offset by less favorable positions, including an overweight in commercial mortgage-backed securities. The superior performance of the fixed-income segment partly offset the negative effects of the account’s stock holdings, relative to its composite benchmark.

24	2011 Annual Report ▪ College Retirement Equities Fund

CREF Social Choice Account

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
CREF Social Choice Account	3/1/1990	1.82%	2.29%	4.36%
CREF Social Choice
Composite Benchmark*	—	2.23	2.32	4.36
Broad market index
Russell 3000 Index	—	1.03	–0.01	3.51

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

On December 31, 2011, the CREF Social Choice Composite Benchmark consisted of: 47% Russell 3000 Index; 40% Barclays Capital U.S. Aggregate Bond Index; and 13% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period.

College Retirement Equities Fund ▪ 2011 Annual Report	25

CREF Social Choice Account

Expense example

Six months ended December 31, 2011

CREF Social Choice Account	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period (7/1/11–12/31/11	* )

Actual return	$1,000.00	$ 976.18	$2.34
5% annual hypothetical return	1,000.00	1,022.84	2.40

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The account’s annualized six-month expense ratio for that period was 0.47%.

For more information about this expense example, please see page 5.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2011	0.44%

Portfolio composition

% of net assets as of 12/31/2011

Equities	59.4
Long-term bonds	39.1
Short-term investments	10.4
Other assets & liabilities, net	–8.9

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011

Over $50 billion	24.6
$15 billion–$50 billion	41.9
$2 billion–$15 billion	30.5
Under $2 billion	3.0

Total	100.0

Holdings by maturity

% of fixed-income investments as of 12/31/2011

Less than 1 year	21.9
1–3 years	9.4
3–5 years	14.2
5–10 years	16.8
Over 10 years	37.7

Total	100.0

26	2011 Annual Report ▪ College Retirement Equities Fund

CREF Money Market Account

Performance for the twelve months ended December 31, 2011

The CREF Money Market Account returned 0.00% for the year, compared with the 0.02% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.
          During 2011 the world’s credit markets were increasingly stressed by Europe’s debt problems and slowing global growth. To help stimulate the U.S. economy, revitalize the housing market and encourage the flow of credit, the Federal Reserve signaled its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until at least 2013. Seeking to lower long-term interest rates, the Fed also began purchasing U.S. Treasury securities with longer maturities, while selling its shorter-term holdings.

Treasury yields drop, while LIBOR climbs

In the uncertain market climate, many investors sought safety in U.S. Treasury securities. Increased demand and reduced issuance boosted their prices, and yields fell. (Bond prices and yields move in opposite directions.) By year-end, yields on Treasuries with one-month maturities had dipped to near zero.
          Conversely, Europe’s woes pushed up LIBOR yields, reflecting the higher cost of borrowing in that region. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) The yield on LIBOR with three-month maturities rose from 0.30% to 0.58%. The twelve-month LIBOR climbed from 0.78% to 1.13%.
          In pursuit of relative value and to comply with SEC regulations, the account maintained nearly 60% of its portfolio in U.S. Treasury and government securities. To take advantage of their higher yields, the account increased its investments in U.S. government floating-rate securities with two-year maturities. It also continued to purchase the securities of top-tier corporations, such as Coca-Cola, Johnson & Johnson and Exxon Mobil. In response to unstable conditions in Europe, the account discontinued its investment activities there. On December 27, 2011, the account’s weighted average maturity was 52 days, versus 42 days for the average iMoneyNet fund.
          In the low interest rate environment, part or all of the account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld by TIAA (waived) to keep the account’s yield from being negative.

College Retirement Equities Fund ▪ 2011 Annual Report	27

CREF Money Market Account

Net annualized yield for the 7 days ended December 27, 2011*

	Current yield	Effective yield

CREF Money Market Account†	0.00%	0.00%

iMoneyNet Money Fund Report Averages™—All Taxable‡	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*     iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2011

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Money Market Account†	4/1/1988	0.00%	1.47%	1.82%

iMoneyNet Money Fund Report
Averages—All Taxable‡	—	0.02	1.38	1.67

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account, as in the other CREF accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†

Beginning July 16, 2009, part or all of the 12b-1 distribution fees and/or administrative fees for the CREF Money Market Account are being voluntarily withheld by TIAA (“waived”). Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice. Amounts waived on or after October 1, 2010 are subject to possible recovery by TIAA under certain conditions.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

28	2011 Annual Report ▪ College Retirement Equities Fund

CREF Money Market Account

Expense example

Six months ended December 31, 2011

CREF Money Market Account	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period (7/1/11–12/31/11	* )

Actual return	$1,000.00	$1,000.00	$0.71
5% annual hypothetical return	1,000.00	1,024.50	0.71

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The account’s annualized six-month expense ratio for that period was 0.14%. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 5.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2011	0.17%

Portfolio composition

% of net assets as of 12/31/2011

Commercial paper	33.2
U.S. government agency securities	27.7
U.S. Treasury securities	16.9
Variable-rate securities, government	12.9
Certificates of deposit	6.1
Variable-rate securities, corporate	2.1
Bankers’ acceptances	0.5
Foreign government securities	0.1
Other assets & liabilities, net	0.5

Total	100.0

College Retirement Equities Fund ▪ 2011 Annual Report	29

Summary portfolio of investments

CREF Stock Account ▪ December 31, 2011

Principal		Issuer	Value (000)	% of net assets

CORPORATE BONDS
FOOD & STAPLES RETAILING			$44	0.0%

REAL ESTATE			19	0.0

		TOTAL CORPORATE BONDS (Cost $63)	63	0.0

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS			1,629,902	1.7

BANKS
11,951,466	e	US Bancorp	323,286	0.4
30,622,713		Wells Fargo & Co	843,961	1.0
		Other	4,235,331	4.2

			5,402,578	5.6

CAPITAL GOODS
4,796,843	e	Boeing Co	351,847	0.4
3,276,436	e	Caterpillar, Inc	296,844	0.4
43,059,222		General Electric Co	771,192	0.9
7,760,776	e	Honeywell International, Inc	421,797	0.5
5,768,697		Tyco International Ltd	269,456	0.4
		Other	6,022,651	5.8

			8,133,787	8.4

COMMERCIAL & PROFESSIONAL SERVICES			957,162	0.9

CONSUMER DURABLES & APPAREL
6,335,701	a	Jarden Corp	189,311	0.2
		Other	1,669,957	1.7

			1,859,268	1.9

CONSUMER SERVICES
3,839,523		McDonald’s Corp	385,220	0.5
		Other	1,542,400	1.5

			1,927,620	2.0

DIVERSIFIED FINANCIALS
14,834,565		Citigroup, Inc	390,297	0.5
8,823,000	*,a	Japan Asia Investment Co Ltd	5,945	0.0
18,552,049		JPMorgan Chase & Co	616,855	0.7
		Other	3,329,169	3.2

			4,342,266	4.4

30	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ▪ December 31, 2011

Shares		Company	Value (000)	% of net assets

ENERGY
9,285,766		Chevron Corp	$988,007	1.0%
4,680,628		ConocoPhillips	341,077	0.4
18,681,924		Exxon Mobil Corp	1,583,481	1.7
7,215,496		Occidental Petroleum Corp	676,092	0.8
6,243,883	e	Schlumberger Ltd	426,519	0.5
		Other	6,564,644	6.5

			10,579,820	10.9

FOOD & STAPLES RETAILING
6,256,456	e	Wal-Mart Stores, Inc	373,885	0.5
		Other	1,362,254	1.3

			1,736,139	1.8

FOOD, BEVERAGE & TOBACCO
9,616,959	e	Coca-Cola Co	672,899	0.8
4,864,873		Nestle S.A.	279,359	0.4
6,613,678	e	PepsiCo, Inc	438,818	0.6
9,978,955	e	Philip Morris International, Inc	783,148	0.7
		Other	3,415,561	3.2

			5,589,785	5.7

HEALTH CARE EQUIPMENT & SERVICES
7,064,096		UnitedHealth Group, Inc	358,009	0.4
		Other	2,751,240	2.8

			3,109,249	3.2

HOUSEHOLD & PERSONAL PRODUCTS
10,620,216		Procter & Gamble Co	708,474	0.8
		Other	967,193	1.0

			1,675,667	1.8

INSURANCE
5,600,924	*	Berkshire Hathaway, Inc (Class B)	427,350	0.5
		Other	3,013,393	3.2

			3,440,743	3.7

MATERIALS			6,123,505	6.3

MEDIA
11,848,589		Comcast Corp (Class A)	280,929	0.4
3,288,253	*,a	Stroer Out-of-Home Media AG.	53,978	0.1
8,851,525	e	Walt Disney Co	331,931	0.4
		Other	2,054,321	1.9

			2,721,159	2.8

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	31

Summary portfolio of investments	continued

CREF Stock Account ▪ December 31, 2011

Shares		Company	Value (000)	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
5,802,336	e	Abbott Laboratories	$326,265	0.4%
4,989,239		Bayer AG.	318,630	0.4
6,577,848	*,e	Gilead Sciences, Inc	269,230	0.4
8,613,405	e	Johnson & Johnson	564,867	0.7
11,646,262	e	Merck & Co, Inc	439,064	0.6
22,167,242	a	MPM Bioventures II	3,535	0.0
49,889,231		Pfizer, Inc	1,079,602	1.2
4,254,176	a	Skyline Venture Fund II Ltd	244	0.0
1,440,089	*,a,e	Vanda Pharmaceuticals, Inc	6,855	0.0
		Other	4,025,892	3.6

			7,034,184	7.3

REAL ESTATE			2,908,506	3.0

RETAILING
6,160,304	e	Target Corp	315,530	0.4
		Other	3,087,910	3.1

			3,403,440	3.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
23,145,088		Intel Corp	561,267	0.7
		Other	1,756,896	1.7

			2,318,163	2.4

SOFTWARE & SERVICES
1,365,828	*	Google, Inc (Class A)	882,187	1.0
4,407,887		International Business Machines Corp	810,521	0.9
35,086,991		Microsoft Corp	910,857	1.0
20,753,068		Oracle Corp	532,315	0.7
		Other	3,556,353	3.3

			6,692,233	6.9

TECHNOLOGY HARDWARE & EQUIPMENT
5,373,049	*	Apple, Inc	2,176,084	2.3
27,830,907		Cisco Systems, Inc	503,182	0.6
13,294,473		Hewlett-Packard Co	342,465	0.5
10,178,899	e	Qualcomm, Inc	556,785	0.7
		Other	2,188,861	2.0

			5,767,377	6.1

TELECOMMUNICATION SERVICES
24,669,083		AT&T, Inc	745,994	0.9
15,428,280	e	Verizon Communications, Inc	618,984	0.7
		Other	1,991,954	1.9

			3,356,932	3.5

32	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ▪ December 31, 2011

Shares	Company	Value (000)	% of net assets

TRANSPORTATION
4,207,193	United Parcel Service, Inc (Class B)	$307,924	0.4%
Other	1,626,410	1.5

1,934,334	1.9

UTILITIES	3,546,715	3.7

TOTAL COMMON STOCKS (Cost $93,929,123)	96,190,534	99.4

PREFERRED STOCKS
DIVERSIFIED FINANCIALS	1,899	0.0

FOOD, BEVERAGE & TOBACCO	45,851	0.0

RETAILING	12	0.0

TOTAL PREFERRED STOCKS (Cost $28,368)	47,762	0.0

RIGHTS/WARRANTS
AUTOMOBILES & COMPONENTS	0	^	0.0

CAPITAL GOODS	84	0.0

CONSUMER SERVICES	22	0.0

DIVERSIFIED FINANCIALS	45	0.0

ENERGY	35	0.0

FOOD, BEVERAGE & TOBACCO	0	^	0.0

HEALTH CARE EQUIPMENT & SERVICES	0	^	0.0

MATERIALS	2	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	94	0.0

REAL ESTATE	53	0.0

TECHNOLOGY HARDWARE & EQUIPMENT	6	0.0

TRANSPORTATION	6	0.0

TOTAL RIGHTS/WARRANTS (Cost $335)	347	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT	33,999	0.0

TREASURY DEBT	382,598	0.4

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	33

Summary portfolio of investments	concluded

CREF Stock Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENTS
$500,000,000	n	BNP	0.020%, 01/03/12	$500,000	0.5%
800,000,000	o	Calyon	0.030%, 01/03/12	800,000	0.9
787,000,000	p	CSFB	0.020%, 01/03/12	787,000	0.9
700,000,000	q	Deutsche Bank	0.000%–0.010%, 01/03/12	700,000	0.8
331,000,000	r	Royal Bank of Scotland	0.030%, 01/03/12	331,000	0.3
293,000,000	s	Societe Generale	0.030%, 01/03/12	293,000	0.3
		Other		879,310	0.8

				4,290,310	4.5

VARIABLE RATE SECURITY				483,295	0.5

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		4,773,605	5.0

TOTAL SHORT-TERM INVESTMENTS	(Cost $5,193,668)	5,190,202	5.4

TOTAL PORTFOLIO	(Cost $99,151,557)	101,428,908	104.8
OTHER ASSETS & LIABILITIES, NET		(4,646,107)	(4.8)

NET ASSETS		$96,782,801	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,715,283,000.
n	Agreement with BNP, 0.02% dated 12/31/11 to be repurchased at $500,001,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $510,200,000.
o	Agreement with Calyon, 0.03% dated 12/31/11 to be repurchased at $800,003,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $816,000,000.
p	Agreement with CSFB, 0.02% dated 12/31/11 to be repurchased at $787,002,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $802,743,000.
q	Agreement with Deutsche Bank, 0.00%–0.01% dated 12/31/11 to be repurchased at $700,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $714,000,000.
r	Agreement with Royal Bank of Scotland, 0.03% dated 12/31/11 to be repurchased at $331,001,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $337,623,000.
s	Agreement with Societe Generale, 0.03% dated 12/31/11 to be repurchased at $293,001,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $299,000.000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/11, the aggregate value of restricted securities amounted to $140,740,000 or 0.2% of net assets.

At 12/31/11, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers amounted to $5,719,000 or 0.0% of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

34	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary of market values by country

CREF Stock Account ▪ December 31, 2011

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$72,441,783	71.4%

TOTAL DOMESTIC	72,441,783	71.4

FOREIGN
ARGENTINA	3,397	0.0
AUSTRALIA	1,431,059	1.4
AUSTRIA	89,888	0.1
BAHAMAS	156	0.0
BELGIUM	258,849	0.3
BERMUDA	48,693	0.0
BRAZIL	969,016	1.0
CAMBODIA	357	0.0
CANADA	2,750,134	2.7
CAYMAN ISLANDS	1,657	0.0
CHILE	115,170	0.1
CHINA	1,158,215	1.1
COLOMBIA	55,780	0.1
CYPRUS	2,076	0.0
CZECH REPUBLIC	25,674	0.0
DENMARK	162,535	0.2
EGYPT	17,585	0.0
FAROE ISLANDS	228	0.0
FINLAND	139,295	0.1
FRANCE	1,523,011	1.5
GERMANY	1,706,889	1.7
GIBRALTAR	14,055	0.0
GREECE	26,239	0.0
GUERNSEY, C.I.	2,599	0.0
HONG KONG	669,142	0.7
HUNGARY	11,872	0.0
INDIA	477,228	0.5
INDONESIA	205,497	0.2
IRELAND	435,833	0.4
ISRAEL	233,809	0.2
ITALY	436,998	0.4
JAPAN	4,141,750	4.1

Country	Value (000)	% of total portfolio

JERSEY, C.I.	$2,685	0.0%
KAZAKHSTAN	14,010	0.0
KOREA, REPUBLIC OF	1,020,757	1.0
LIECHTENSTEIN	1,518	0.0
LUXEMBOURG	18,764	0.0
MACAU	63,993	0.1
MALAYSIA	236,165	0.2
MEXICO	371,304	0.4
MONACO	428	0.0
MOROCCO	8,310	0.0
NETHERLANDS	920,076	0.9
NEW ZEALAND	33,962	0.0
NIGERIA	267	0.0
NORWAY	164,386	0.2
PANAMA	19,312	0.0
PERU	34,282	0.0
PHILIPPINES	57,095	0.1
POLAND	94,352	0.1
PORTUGAL	59,927	0.1
RUSSIA	387,049	0.4
SINGAPORE	239,943	0.2
SOUTH AFRICA	518,230	0.5
SPAIN	412,619	0.4
SWEDEN	483,017	0.5
SWITZERLAND	1,430,304	1.4
TAIWAN	774,180	0.8
THAILAND	157,373	0.2
TURKEY	88,893	0.1
UKRAINE	2,315	0.0
UNITED ARAB EMIRATES	18,366	0.0
UNITED KINGDOM	4,238,369	4.2
VIRGIN ISLANDS, BRITISH	188	0.0

TOTAL FOREIGN	28,987,125	28.6

TOTAL PORTFOLIO	$101,428,908	100.0%

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	35

Summary portfolio of investments

CREF Global Equities Account ▪ December 31, 2011

Shares	Company	Value (000)	% of net assets

COMMON STOCKS
ARGENTINA		$7,755	0.1%

AUSTRALIA		287,482	2.1

AUSTRIA		16,619	0.1

BELGIUM
1,053,726	InBev NV	64,312	0.6
	Other	37,431	0.3

		101,743	0.9

BERMUDA		2,460	0.0

BRAZIL		93,810	0.7

CANADA		535,764	4.1

CHILE		5,573	0.0

CHINA		45,681	0.3

CZECH REPUBLIC		5,570	0.1

DENMARK		53,343	0.4

FINLAND		22,262	0.2

FRANCE
2,319,325	Alstom RGPT	70,068	0.5
3,068,721	Edenred	75,277	0.7
676,651	Sanofi-Aventis	49,462	0.4
	Other	335,060	2.5

		529,867	4.1

GERMANY
1,065,218	Bayer AG.	68,027	0.6
	Other	423,700	3.2

		491,727	3.8

GIBRALTAR		3,559	0.0

GREECE		5,423	0.0

HONG KONG		155,365	1.3

INDIA		39,489	0.2

INDONESIA		34,053	0.2

IRELAND
1,643,768	Shire Ltd	57,127	0.4
	Other	98,291	0.8

		155,418	1.2

ISRAEL
1,268,245	Teva Pharmaceutical Industries Ltd (ADR)	51,186	0.4
	Other	6,971	0.0

		58,157	0.4

36	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account ▪ December 31, 2011

Shares		Company	Value (000)	% of net assets

ITALY
1,249,868		Saipem S.p.A.	$52,874	0.4%
		Other	58,921	0.5

			111,795	0.9

JAPAN			1,042,396	7.9

JERSEY, C.I.			10,426	0.1

KAZAKHSTAN			136	0.0

KOREA, REPUBLIC OF			64,677	0.5

LUXEMBOURG			7,835	0.0

MACAU			40,809	0.4

MALAYSIA			9,251	0.0

MEXICO			17,834	0.1

NETHERLANDS
13,251,748	*	ING Groep NV	94,772	0.8
1,726,109		Royal Dutch Shell plc (A Shares)	63,330	0.6
		Other	86,075	0.6

			244,177	2.0

NEW ZEALAND			1,234	0.0

NIGERIA			429	0.0

NORWAY			13,588	0.0

PHILIPPINES			10,656	0.0

POLAND			3,853	0.0

PORTUGAL			34,163	0.3

RUSSIA			6,658	0.0

SINGAPORE			59,957	0.4

SOUTH AFRICA			21,973	0.2

SPAIN			94,626	0.8

SWEDEN			92,338	0.7

SWITZERLAND
1,175,748		Nestle S.A.	67,515	0.5
1,737,042		Novartis AG.	99,172	0.8
		Other	214,600	1.6

			381,287	2.9

TAIWAN			34,721	0.3

THAILAND			24,484	0.2

TURKEY			13,382	0.0

UKRAINE			6,084	0.0

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	37

Summary portfolio of investments	continued

CREF Global Equities Account ▪ December 31, 2011

Shares		Company		Value (000)		% of net assets

UNITED KINGDOM
3,665,255		BG Group plc		$78,303		0.6%
6,958,720		HSBC Holdings plc		53,123		0.5
1,287,701		Rio Tinto plc		62,900		0.5
3,090,086		Tullow Oil plc		67,142		0.5
19,216,748		Vodafone Group plc		53,577		0.5
		Other		800,312		6.0

				1,115,357		8.6

UNITED STATES
807,926	*	Apple, Inc		327,209		2.5
3,111,296		AT&T, Inc		94,085		0.7
1,080,538		Chevron Corp		114,969		0.9
3,664,632		Cisco Systems, Inc		66,257		0.5
1,141,133		Coca-Cola Co		79,845		0.6
2,019,625		Exxon Mobil Corp		171,183		1.3
3,737,103		General Electric Co		66,932		0.5
2,223,261	*	Gilead Sciences, Inc		90,998		0.7
189,571	*	Google, Inc (Class A)		122,444		0.9
2,177,976		Hewlett-Packard Co		56,105		0.4
1,045,332		Honeywell International, Inc		56,815		0.4
528,439		International Business Machines Corp		97,168		0.7
1,650,500		iShares MSCI EAFE Index Fund		81,750		0.6
3,567,443		Microsoft Corp		92,611		0.8
897,476		Occidental Petroleum Corp		84,094		0.6
3,241,452		Oracle Corp		83,143		0.6
889,501		PepsiCo, Inc		59,018		0.4
6,570,594		Pfizer, Inc		142,187		1.1
1,308,567		Philip Morris International, Inc		102,696		0.9
918,014		Qualcomm, Inc		50,215		0.4
796,744		Schlumberger Ltd		54,425		0.5
1,892,000		SPDR Trust Series 1		237,447		1.8
968,501		Target Corp		49,608		0.4
1,065,204		Tyco International Ltd		49,756		0.4
1,887,394		UnitedHealth Group, Inc		95,654		0.7
1,251,995		Verizon Communications, Inc		50,229		0.4
1,479,847		Walter Energy, Inc		89,620		0.7
3,829,871		Wells Fargo & Co		105,552		0.8
		Other		4,149,814		31.4

				6,921,829		52.6

		TOTAL COMMON STOCKS	(Cost $13,074,942)	13,037,075		99.1

RIGHTS/WARRANTS
AUSTRALIA				0	^	0.0

FRANCE				71		0.0

MALAYSIA				15		0.0

		TOTAL RIGHTS/WARRANTS	(Cost $152)	86		0.0

38	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Global Equities Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$15,000	0.1%

TREASURY DEBT				84,541	0.6

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENTS
$ 55,000,000	n	BNP	0.020%, 01/03/12	55,000	0.4
200,000,000	o	Calyon	0.030%, 01/03/12	200,000	1.5
90,000,000	p	Deutsche Bank	0.000%, 01/03/12	90,000	0.7
49,000,000	q	Morgan Stanley	0.030%, 01/03/12	49,000	0.4
97,000,000	r	Royal Bank of Scotland	0.030%, 01/03/12	97,000	0.7
		Other		49,000	0.4

				540,000	4.1

VARIABLE RATE SECURITY				85,338	0.7

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				625,338	4.8

TOTAL SHORT-TERM INVESTMENTS			(Cost $725,465)	724,879	5.5

	TOTAL PORTFOLIO		(Cost $13,800,559)	13,762,040	104.6
OTHER ASSETS & LIABILITIES, NET				(603,788)	(4.6)

NET ASSETS				$13,158,252	100.0%

Abbreviation(s):
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
*	Non-income producing.
^	Amount represents less than $1,000.
n	Agreement with BNP, 0.02% dated 12/31/11 to be repurchased at $55,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $56,106,000.
o	Agreement with Calyon, 0.03% dated 12/31/11 to be repurchased at $200,001,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $204,000,000.
p	Agreement with Deutsche Bank, 0.00% dated 12/31/11 to be repurchased at $90,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $91,800,000.
q	Agreement with Morgan Stanley, 0.03% dated 12/31/11 to be repurchased at $49,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $50,027,000.
r	Agreement with Royal Bank of Scotland, 0.03% dated 12/31/11 to be repurchased at $97,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $98,940,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $609,940,000.

At 12/31/11, the aggregate value of restricted securities amounted to $5,404,000 or 0.0% of net assets.

At 12/31/11, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers amounted to $1,041,000 or 0.0% of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	39

Summary of market values by sector

CREF Global Equities Account ▪ December 31, 2011

Sector	Value (000)	% of net assets

FINANCIALS	$2,320,663	17.6%
INFORMATION TECHNOLOGY	1,700,976	12.9
CONSUMER DISCRETIONARY	1,652,552	12.6
INDUSTRIALS	1,444,471	11.0
HEALTH CARE	1,427,545	10.9
ENERGY	1,382,704	10.5
CONSUMER STAPLES	1,259,031	9.6
MATERIALS	1,095,228	8.3
TELECOMMUNICATION SERVICES	405,606	3.1
UTILITIES	348,385	2.6
SHORT-TERM INVESTMENTS	724,879	5.5
OTHER ASSETS & LIABILITIES, NET	(603,788)	(4.6)

NET ASSETS	$13,158,252	100.0%

40	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Growth Account ▪ December 31, 2011

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$99,879	0.8%

BANKS			27,083	0.2

CAPITAL GOODS
1,894,577		Boeing Co	138,968	1.1
1,413,968		Caterpillar, Inc	128,107	1.1
2,008,536		Honeywell International, Inc	109,165	0.9
543,973		Precision Castparts Corp	89,641	0.7
877,335		United Technologies Corp	64,124	0.5
		Other	697,087	4.8

			1,227,092	9.1

COMMERCIAL & PROFESSIONAL SERVICES			81,063	0.6

CONSUMER DURABLES & APPAREL
1,068,594		Nike, Inc (Class B)	102,981	0.9
		Other	171,236	1.2

			274,217	2.1

CONSUMER SERVICES
1,779,498	*	Las Vegas Sands Corp	76,038	0.6
1,267,561		McDonald’s Corp	127,174	1.0
2,165,971		Starbucks Corp	99,656	0.7
		Other	233,137	1.7

			536,005	4.0

DIVERSIFIED FINANCIALS
2,220,750	e	iShares Russell 1000 Growth Index Fund	128,336	1.0
		Other	262,187	1.9

			390,523	2.9

ENERGY
5,321,330	d	Exxon Mobil Corp	451,037	3.5
1,179,918		National Oilwell Varco, Inc	80,223	0.6
867,150		Occidental Petroleum Corp	81,253	0.6
2,700,812		Schlumberger Ltd	184,492	1.5
		Other	546,025	3.9

			1,343,030	10.1

FOOD & STAPLES RETAILING
888,215		Costco Wholesale Corp	74,006	0.6
2,032,379		Wal-Mart Stores, Inc	121,456	0.8
		Other	98,828	0.8

			294,290	2.2

FOOD, BEVERAGE & TOBACCO
2,061,500		Altria Group, Inc	61,123	0.5
2,657,822		Coca-Cola Co	185,967	1.4
1,635,976		PepsiCo, Inc	108,547	0.8
2,804,917		Philip Morris International, Inc	220,130	1.6
		Other	222,370	1.7

			798,137	6.0

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	41

Summary portfolio of investments	continued

CREF Growth Account ▪ December 31, 2011

Shares		Company	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
149,459	*	Intuitive Surgical, Inc	$69,201	0.6%
		Other	546,511	4.1

			615,712	4.7

HOUSEHOLD & PERSONAL PRODUCTS
695,503		Estee Lauder Cos (Class A)	78,119	0.5
		Other	120,207	1.0

			198,326	1.5

INSURANCE			38,349	0.3

MATERIALS
1,894,188		Freeport-McMoRan Copper & Gold, Inc (Class B)	69,687	0.6
2,215,914		Monsanto Co	155,268	1.3
		Other	462,787	3.3

			687,742	5.2

MEDIA
1,452,105	*	DIRECTV	62,093	0.5
1,297,385		Viacom, Inc (Class B)	58,915	0.4
		Other	277,755	2.1

			398,763	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,905,104		Abbott Laboratories	107,124	0.9
1,281,998		Allergan, Inc	112,483	0.9
561,538	*	Biogen Idec, Inc	61,797	0.5
1,280,650	*	Celgene Corp	86,572	0.8
1,196,936	*	Watson Pharmaceuticals, Inc	72,223	0.5
		Other	463,222	3.2

			903,421	6.8

REAL ESTATE			145,902	1.1

RETAILING
1,052,214	*	Amazon.com, Inc	182,139	1.4
1,177,794	*	Bed Bath & Beyond, Inc	68,277	0.5
1,853,022		Home Depot, Inc	77,901	0.5
		Other	426,010	3.3

			754,327	5.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			247,787	1.9

SOFTWARE & SERVICES
1,151,800		Accenture plc	61,310	0.5
2,172,727	*	Adobe Systems, Inc	61,423	0.5
705,842	*	Google, Inc (Class A)	455,904	3.5
1,711,156		International Business Machines Corp	314,647	2.3
2,832,852		Intuit, Inc	148,980	1.2
261,983		Mastercard, Inc (Class A)	97,673	0.7
13,382,813		Microsoft Corp	347,417	2.7
6,865,759		Oracle Corp	176,106	1.4
1,265,986		Visa, Inc (Class A)	128,536	1.0
		Other	578,341	4.1

			2,370,337	17.9

42	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Growth Account ▪ December 31, 2011

Shares		Company		Value (000)	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
1,959,161	*	Apple, Inc		$793,461	5.9%
3,652,481	*	EMC Corp		78,674	0.6
4,109,532		Qualcomm, Inc		224,790	1.7
		Other		209,240	1.6

				1,306,165	9.8

TELECOMMUNICATION SERVICES
1,130,194	*	American Tower Corp (Class A)		67,823	0.5
1,780,035		Verizon Communications, Inc		71,415	0.6
		Other		36,268	0.2

				175,506	1.3

TRANSPORTATION
1,172,030		United Parcel Service, Inc (Class B)		85,781	0.7
		Other		172,856	1.4

				258,637	2.1

UTILITIES				5,275	0.0

		TOTAL COMMON STOCKS	(Cost $11,523,617)	13,177,568	99.3

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				25,000	0.2

TREASURY DEBT				47,777	0.4

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
194,556,624	a,c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust		194,557	1.5

				194,557	1.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $267,333)	267,334	2.1

		TOTAL PORTFOLIO	(Cost $11,790,950)	13,444,902	101.4
		OTHER ASSETS & LIABILITIES, NET		(179,818)	(1.4)

		NET ASSETS		$13,265,084	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $188,306,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	43

Summary of market values by country

CREF Growth Account ▪ December 31, 2011

Country	Value (000)	% of total portfolio

DOMESTIC

UNITED STATES	$13,136,248	97.7%

TOTAL DOMESTIC	13,136,248	97.7

FOREIGN
BERMUDA	6,083	0.1
CANADA	70,419	0.5
CHINA	16,764	0.1
GERMANY	7,065	0.1
IRELAND	82,566	0.6
ISRAEL	66,322	0.5
MACAU	10,020	0.1
MEXICO	5,120	0.0
NETHERLANDS	27,058	0.2
PANAMA	1,426	0.0
UNITED KINGDOM	15,811	0.1

TOTAL FOREIGN	308,654	2.3

TOTAL PORTFOLIO	$13,444,902	100.0%

44	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Equity Index Account ▪ December 31, 2011

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$95,980	0.9%

BANKS
1,454,613		US Bancorp	39,348	0.5
3,729,479		Wells Fargo & Co	102,785	1.1
		Other	186,986	1.5

			329,119	3.1

CAPITAL GOODS
536,137		3M Co	43,818	0.5
558,436		Boeing Co	40,961	0.4
486,312		Caterpillar, Inc	44,059	0.5
8,016,754		General Electric Co	143,581	1.3
690,777		United Technologies Corp	50,489	0.6
		Other	563,347	5.1

			886,255	8.4

COMMERCIAL & PROFESSIONAL SERVICES			104,170	0.9

CONSUMER DURABLES & APPAREL			140,706	1.3

CONSUMER SERVICES
783,078		McDonald’s Corp	78,567	0.8
		Other	178,768	1.6

			257,335	2.4

DIVERSIFIED FINANCIALS
7,646,383		Bank of America Corp	42,514	0.5
2,192,977		Citigroup, Inc	57,697	0.6
3,003,829		JPMorgan Chase & Co	99,877	1.0
		Other	348,408	3.1

			548,496	5.2

ENERGY
1,523,551		Chevron Corp	162,105	1.6
1,005,847		ConocoPhillips	73,295	0.8
3,729,604	d	Exxon Mobil Corp	316,120	3.1
613,477		Occidental Petroleum Corp	57,483	0.6
1,024,091		Schlumberger Ltd	69,955	0.8
		Other	520,627	4.3

			1,199,585	11.2

FOOD & STAPLES RETAILING
1,021,715		CVS Corp	41,666	0.4
1,340,713		Wal-Mart Stores, Inc	80,121	0.8
		Other	98,527	0.9

			220,314	2.1

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	45

Summary portfolio of investments	continued

CREF Equity Index Account ▪ December 31, 2011

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
1,583,571		Altria Group, Inc	$46,953	0.5%
1,497,303		Coca-Cola Co	104,767	1.1
1,248,435		Kraft Foods, Inc (Class A)	46,641	0.4
1,194,876		PepsiCo, Inc	79,280	0.7
1,344,113		Philip Morris International, Inc	105,486	1.0
		Other	213,575	1.9

			596,702	5.6

HEALTH CARE EQUIPMENT & SERVICES
819,406		UnitedHealth Group, Inc	41,528	0.5
		Other	416,081	3.8

			457,609	4.3

HOUSEHOLD & PERSONAL PRODUCTS
2,109,899		Procter & Gamble Co	140,751	1.4
		Other	96,897	0.8

			237,648	2.2

INSURANCE
1,326,528	*	Berkshire Hathaway, Inc (Class B)	101,214	1.0
		Other	290,577	2.6

			391,791	3.6

MATERIALS			427,331	4.0

MEDIA
2,081,008		Comcast Corp (Class A)	49,341	0.6
1,426,524		Walt Disney Co	53,495	0.6
		Other	230,177	2.0

			333,013	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,175,415		Abbott Laboratories	66,094	0.6
668,075		Amgen, Inc	42,896	0.4
1,286,596		Bristol-Myers Squibb Co	45,340	0.5
2,077,274		Johnson & Johnson	136,228	1.3
2,333,347		Merck & Co, Inc	87,967	0.8
5,988,935		Pfizer, Inc	129,601	1.2
		Other	289,122	2.6

			797,248	7.4

REAL ESTATE			331,545	3.1

RETAILING
274,960	*	Amazon.com, Inc	47,596	0.5
1,211,531		Home Depot, Inc	50,934	0.6
		Other	313,335	2.7

			411,865	3.8

46	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account ▪ December 31, 2011

Shares		Company		Value (000)		% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,018,845		Intel Corp		$97,456		1.0%
		Other		177,031		1.6

				274,487		2.6

SOFTWARE & SERVICES
190,772	*	Google, Inc (Class A)		123,221		1.3
916,701		International Business Machines Corp		168,563		1.7
5,623,524		Microsoft Corp		145,988		1.5
2,903,317		Oracle Corp		74,471		0.8
395,597		Visa, Inc (Class A)		40,165		0.5
		Other		416,197		3.2

				968,605		9.0

TECHNOLOGY HARDWARE & EQUIPMENT
699,416	*	Apple, Inc		283,263		2.5
4,168,440		Cisco Systems, Inc		75,366		0.8
1,265,234		Qualcomm, Inc		69,208		0.7
		Other		275,032		2.6

				702,869		6.6

TELECOMMUNICATION SERVICES
4,487,920		AT&T, Inc		135,716		1.4
2,138,494		Verizon Communications, Inc		85,796		0.8
		Other		80,416		0.6

				301,928		2.8

TRANSPORTATION
370,994		Union Pacific Corp		39,304		0.3
554,538		United Parcel Service, Inc (Class B)		40,587		0.5
		Other		128,821		1.1

				208,712		1.9

UTILITIES				415,662		3.9

		TOTAL COMMON STOCKS	(Cost $8,820,613)	10,638,975		99.5

PREFERRED STOCKS
RETAILING				5		0.0

		TOTAL PREFERRED STOCKS	(Cost $14)	5		0.0

RIGHTS/WARRANTS

ENERGY				0	^	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	0	^	0.0

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	47

Summary portfolio of investments	concluded

CREF Equity Index Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$7,000	0.1%

TREASURY DEBT				28,546	0.3

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
256,854,199	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		256,854	2.4

				256,854	2.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $292,400)	292,400	2.8

		TOTAL PORTFOLIO	(Cost $9,113,027)	10,931,380	102.3
		OTHER ASSETS & LIABILITIES, NET		(239,628)	(2.3)

		NET ASSETS		$10,691,752	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of those securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $248,864,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

48	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Bond Market Account ▪ December 31, 2011

Principal	Issuer	Value (000)	% of net assets

BANK LOAN OBLIGATIONS
CAPITAL GOODS	$4,904	0.0%

HEALTH CARE EQUIPMENT & SERVICES	6,879	0.1

TOTAL BANK LOAN OBLIGATIONS	(Cost $11,864)	11,783	0.1

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	10,008	0.1

BANKS
$96,600,000	g	Bank of Nova Scotia	1.450%–2.150%, 07/26/13–08/03/16	97,058	1.0
Other	537,062	4.2

634,120	5.2

CAPITAL GOODS	84,314	0.6

COMMERCIAL & PROFESSIONAL SERVICES	49,661	0.4

CONSUMER DURABLES & APPAREL	19,090	0.1

CONSUMER SERVICES	24,376	0.2

DIVERSIFIED FINANCIALS	590,098	4.1

ENERGY	380,321	2.8

FOOD & STAPLES RETAILING	44,570	0.3

FOOD, BEVERAGE & TOBACCO	146,435	1.1

HEALTH CARE EQUIPMENT & SERVICES	72,563	0.5

HOUSEHOLD & PERSONAL PRODUCTS	28,214	0.2

INSURANCE	152,122	1.1

MATERIALS	192,364	1.4

MEDIA	123,279	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	97,175	0.8

REAL ESTATE	84,511	0.7

RETAILING	76,707	0.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,477	0.0

SOFTWARE & SERVICES	37,435	0.3

TECHNOLOGY HARDWARE & EQUIPMENT	61,853	0.5

TELECOMMUNICATION SERVICES	227,904	1.7

TRANSPORTATION	87,349	0.7

UTILITIES	376,542	2.8

TOTAL CORPORATE BONDS	(Cost $3,441,416)	3,606,488	27.0

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	49

Summary portfolio of investments	continued

CREF Bond Market Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS
AGENCY SECURITIES
$ 80,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750%, 03/28/13	$80,445	0.5%
76,000,000		Federal National Mortgage Association (FNMA)	2.750%, 03/13/14	79,638	0.6
141,000,000		FNMA	1.125%–3.625%, 07/30/12–11/20/14	147,478	1.2
54,875,000		GMAC, Inc	1.750%, 10/30/12	55,583	0.4
129,000,000		Private Export Funding Corp	2.125%–5.450%, 04/15/13–12/15/21	143,416	1.2
		Other		532,372	3.8

				1,038,932	7.7

FOREIGN GOVERNMENT BONDS
146,075,000		Province of Ontario Canada	1.600%–4.400%, 06/16/14–04/14/20	154,613	1.2
		Other		547,774	4.1

				702,387	5.3

MORTGAGE BACKED
115,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 01/15/41	121,846	0.9
85,000,000	h	FGLMC	5.000%, 01/15/41	91,335	0.7
417,369,399		FGLMC	4.000%–8.000%, 07/01/13–12/01/40	452,977	3.4
303,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 01/25/40	318,291	2.4
169,000,000	h	FNMA	4.500%, 01/25/40	179,827	1.3
192,000,000	h	FNMA	5.000%, 01/25/40	207,420	1.6
309,000,000	h	FNMA	5.500%, 01/25/40	336,471	2.5
266,000,000	h	FNMA	6.000%, 01/25/40	292,890	2.2
71,389,805		FNMA	4.500%, 09/01/40	76,030	0.6
111,000,000	h	FNMA	3.500%, 01/25/41	114,157	0.9
854,369,769	i	FNMA	2.385%–9.000%, 06/01/13–02/01/41	923,742	6.9
115,000,000	h	Government National Mortgage Association (GNMA)	4.500%, 01/15/40	125,296	0.9
135,000,000	h	GNMA	5.000%, 01/15/40	149,534	1.1
155,000,000	h	GNMA	4.000%, 01/15/41	166,262	1.2
91,000,000	h	GNMA	4.500%, 01/20/42	99,105	0.7
284,447,117		GNMA	3.500%–9.500%, 06/15/16–01/15/44	315,862	2.4
		Other		86,372	0.6

				4,057,417	30.3

MUNICIPAL BONDS				68,415	0.5

50	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

U.S. TREASURY SECURITIES
$324,372,000		United States Treasury Bond	8.000%, 11/15/21	$506,984	3.9%
49,175,000		United States Treasury Bond	5.250%, 02/15/29	67,938	0.5
154,861,000		United States Treasury Bond	5.375%, 02/15/31	220,726	1.7
111,855,000		United States Treasury Bond	3.500%, 02/15/39	125,819	0.9
86,135,000		United States Treasury Bond	4.375%, 05/15/41	112,231	0.8
102,500,000		United States Treasury Note	1.375%, 11/15/12	103,593	0.8
81,829,000		United States Treasury Note	3.125%, 09/30/13	85,911	0.6
62,337,000		United States Treasury Note	2.750%, 10/31/13	65,159	0.5
68,179,000		United States Treasury Note	2.000%, 11/30/13	70,429	0.5
147,421,000		United States Treasury Note	2.125%, 05/31/15	155,633	1.2
70,952,000		United States Treasury Note	1.750%, 07/31/15	74,056	0.6
88,150,000		United States Treasury Note	1.000%, 08/31/16	89,114	0.7
202,103,000		United States Treasury Note	1.000%, 10/31/16	204,060	1.6
175,480,000		United States Treasury Note	0.875%, 11/30/16	176,014	1.3
92,420,000		United States Treasury Note	2.375%, 05/31/18	99,106	0.7
125,000,000		United States Treasury Note	2.250%, 07/31/18	132,949	1.0
68,365,000		United States Treasury Note	1.750%, 10/31/18	70,363	0.5
140,079,000		United States Treasury Note	3.750%, 08/15/41	164,746	1.2
499,715,900		United States Treasury Note	0.125%–3.125%, 06/15/12–11/15/41	512,504	3.8
		Other		61,672	0.4

				3,099,007	23.2

		TOTAL GOVERNMENT BONDS	(Cost $8,520,536)	8,966,158	67.0

STRUCTURED ASSETS
ASSET BACKED				161,621	1.2

OTHER MORTGAGE BACKED				440,296	3.3

		TOTAL STRUCTURED ASSETS	(Cost $619,247)	601,917	4.5

		TOTAL BONDS	(Cost $12,581,199)	13,174,563	98.5

Shares		Company

PREFERRED STOCKS
BANKS				2,733	0.0

		TOTAL PREFERRED STOCKS	(Cost $49,941)	2,733	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$150,000,000	d	Federal Home Loan Bank (FHLB)	0.013%, 02/22/12	149,997	1.1
39,830,000		FHLB	0.009%–0.013%, 02/01/12–02/24/12	39,829	0.3
		Other		146,158	1.1

				335,984	2.5

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	51

Summary portfolio of investments	concluded

CREF Bond Market Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

TREASURY DEBT
$100,000,000	d	United States Treasury Bill	0.017%, 01/05/12	$100,000	0.7%
100,000,000	d	United States Treasury Bill	0.024%, 01/12/12	99,999	0.7
250,000,000	d	United States Treasury Bill	0.032%, 02/09/12	249,990	1.9
100,000,000	d	United States Treasury Bill	0.036%, 03/08/12	99,996	0.7
153,000,000	d	United States Treasury Bill	0.019%–0.028%, 04/12/12	152,993	1.2
225,085,000	d	United States Treasury Bill	0.014%–0.028%, 04/19/12	225,071	1.8
76,000,000	d	United States Treasury Bill	0.027%, 05/03/12	75,994	0.6
350,000,000	d	United States Treasury Bill	0.014%–0.032%, 05/10/12	349,962	2.7
82,800,000	d	United States Treasury Bill	0.020%–0.029%, 05/17/12	82,789	0.6
70,000,000	d	United States Treasury Bill	0.034%, 05/24/12	69,990	0.5
173,340,000	d	United States Treasury Bill	0.048%, 05/31/12	173,310	1.3
60,000,000	d	United States Treasury Bill	0.030%, 06/14/12	59,986	0.4
100,000,000	d	United States Treasury Bill	0.037%, 07/26/12	99,969	0.7
100,000,000	d	United States Treasury Bill	0.049%, 08/23/12	99,955	0.7
107,000,000	d	United States Treasury Bill	0.076%, 10/18/12	106,927	0.8
190,110,000		Other		190,096	1.5

				2,237,027	16.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,573,005)	2,573,011	19.3

		TOTAL PORTFOLIO	(Cost $15,216,009)	15,762,090	117.9
		OTHER ASSETS & LIABILITIES, NET		(2,393,398)	(17.9)

		NET ASSETS		$13,368,692	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls,
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2011, the aggregate value of these securities amounted to $993,693,000 or 7.4% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

52	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments

CREF Inflation-Linked Bond Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$199,101,105	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/13	$202,461	2.0%
344,102,972	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/13	359,830	3.6
349,681,737	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/14	370,307	3.7
236,779,935	k	United States Treasury Inflation Indexed Bonds	1.250%, 04/15/14	248,120	2.5
330,559,472	k	United States Treasury Inflation Indexed Bonds	2.000%, 07/15/14	356,152	3.6
299,936,170	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/15	323,486	3.3
225,482,946	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/15	235,929	2.4
283,584,504	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/15	312,740	3.1
270,899,582	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/16	302,794	3.0
332,785,740	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/16	346,929	3.5
274,227,273	k	United States Treasury Inflation Indexed Bonds	2.500%, 07/15/16	317,161	3.2
231,090,241	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/17	268,245	2.7
208,675,140	k	United States Treasury Inflation Indexed Bonds	2.625%, 07/15/17	248,405	2.5
231,358,083	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/18	263,459	2.6
217,994,532	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	246,811	2.5
215,677,970	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	256,354	2.6
234,370,500	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	276,136	2.8
257,905,656	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	293,650	3.0
284,107,293	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	321,352	3.2
393,801,053	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	439,180	4.4
397,648,386	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	425,391	4.3
386,520,635	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	491,424	4.9
270,186,538	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	332,118	3.3
220,862,628	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	285,241	2.9
216,063,914	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	259,834	2.6
296,835,000	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	441,357	4.4
210,826,534	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	281,272	2.8
291,857,286	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	454,772	4.6
88,354,982	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	136,087	1.4
165,160,446	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/40	221,638	2.2
288,382,600	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/41	389,519	3.9
52,000,000		United States Treasury Note	0.250%, 09/15/14	51,869	0.6
21,000,000		United States Treasury Note	1.000%, 08/31/16	21,230	0.2
11,000,000		United States Treasury Note	2.250%, 07/31/18	11,700	0.1
4,000,000		United States Treasury Note	2.125%, 08/15/21	4,104	0.0

				9,797,057	98.4

		TOTAL GOVERNMENT BONDS	(Cost $8,557,136)	9,797,057	98.4

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	53

Portfolio of investments	concluded

CREF Inflation-Linked Bond Account ▪ December 31, 2011

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 2,995,000	Federal Farm Credit Bank (FFCB)	0.005%, 01/03/12	$2,995	0.0%
11,875,000	Federal Home Loan Bank (FHLB)	0.014%, 02/10/12	11,875	0.1
2,870,000	FHLB	0.051%, 05/18/12	2,870	0.0
1,605,000	Federal Home Loan Mortgage Corp (FHLMC)	0.046%, 01/24/12	1,605	0.0
9,835,000	FHLMC	0.014%, 03/05/12	9,835	0.1
1,300,000	FHLMC	0.048%, 04/23/12	1,300	0.0
12,190,000	FHLMC	0.067%, 06/11/12	12,187	0.2
8,425,000	Federal National Mortgage Association (FNMA)	0.011%, 02/08/12	8,425	0.1
5,370,000	FNMA	0.013%, 03/08/12	5,370	0.1

			56,462	0.6

TREASURY DEBT
8,400,000	United States Treasury Bill	0.019%, 03/29/12	8,400	0.1
20,000,000	United States Treasury Bill	0.030%, 06/14/12	19,995	0.2
1,900,000	United States Treasury Note	0.875%, 01/31/12	1,901	0.0

			30,296	0.3

	TOTAL SHORT-TERM INVESTMENTS	(Cost $86,757)	86,758	0.9

	TOTAL PORTFOLIO	(Cost $8,643,893)	9,883,815	99.3
	OTHER ASSETS & LIABILITIES, NET		66,481	0.7

	NET ASSETS		$9,950,296	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

54	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Social Choice Account ▪ December 31, 2011

Principal	Issuer	Value (000)	% of net assets

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	$10,904	0.1%

BANKS	218,609	2.3

CAPITAL GOODS	63,816	0.7

COMMERCIAL & PROFESSIONAL SERVICES	13,111	0.1

CONSUMER DURABLES & APPAREL	15,925	0.2

CONSUMER SERVICES	27,632	0.3

DIVERSIFIED FINANCIALS	71,524	0.7

ENERGY	78,942	0.8

FOOD & STAPLES RETAILING	15,085	0.1

FOOD, BEVERAGE & TOBACCO	56,737	0.5

HEALTH CARE EQUIPMENT & SERVICES	27,909	0.3

HOUSEHOLD & PERSONAL PRODUCTS	6,223	0.0

INSURANCE	46,147	0.4

MATERIALS	58,808	0.6

MEDIA	37,481	0.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	38,982	0.5

REAL ESTATE	44,574	0.4

RETAILING	20,751	0.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,696	0.1

SOFTWARE & SERVICES	22,186	0.2

TECHNOLOGY HARDWARE & EQUIPMENT	22,574	0.2

TELECOMMUNICATION SERVICES	7,679	0.0

TRANSPORTATION	33,557	0.2

UTILITIES	132,088	1.2

TOTAL CORPORATE BONDS (Cost $1,012,810)	1,083,940	10.5

GOVERNMENT BONDS
AGENCY SECURITIES
$51,374,000	e	US Department of Housing
and Urban Development	2.200%–5.380%, 08/01/14–08/01/21	60,407	0.6
Other	299,566	2.9

359,973	3.5

FOREIGN GOVERNMENT BONDS	256,624	2.5

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	55

Summary portfolio of investments	continued

CREF Social Choice Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

MORTGAGE BACKED
$ 40,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 01/15/41	$42,381	0.4%
43,000,000	h	FGLMC	5.000%, 01/15/41	46,205	0.4
42,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 01/25/26	44,290	0.4
80,000,000	h	FNMA	4.000%, 01/25/40	84,038	0.8
107,000,000	h	FNMA	4.500%, 01/25/40	113,855	1.1
54,000,000	h	FNMA	5.000%, 01/25/40	58,337	0.6
44,000,000	h	FNMA	5.500%, 01/25/40	47,912	0.5
55,000,000	h	FNMA	6.000%, 01/25/40	60,560	0.7
39,000,000	h	FNMA	3.500%, 01/25/41	40,109	0.4
233,815,538	i	FNMA	2.385%–8.500%, 04/01/12–11/01/40	251,902	2.4
55,000,000	h	Government National Mortgage Association (GNMA)	4.500%, 01/15/40	59,924	0.6
38,000,000	h	GNMA	4.500%, 01/20/42	41,384	0.4
143,711,233		GNMA	2.300%–9.000%, 12/15/17–01/15/42	157,630	1.5
		Other		157,568	1.5

				1,206,095	11.7

MUNICIPAL BONDS				189,445	1.7

U.S. TREASURY SECURITIES
60,000,000		United States Treasury Bond	8.000%, 11/15/21	93,778	0.9
35,800,000		United States Treasury Bond	3.500%, 02/15/39	40,269	0.4
79,793,500		United States Treasury Bond	3.875%–6.375%, 08/15/27–05/15/41	105,686	1.0
106,225,000		United States Treasury Note	1.250%, 10/31/15	108,947	1.1
90,132,500		United States Treasury Note	0.875%, 11/30/16	90,407	0.9
41,578,000		United States Treasury Note	2.000%, 11/15/21	42,052	0.4
37,200,000		United States Treasury Note	3.750%, 08/15/41	43,751	0.4
190,048,500		United States Treasury Note	0.125%–3.125%, 06/30/12–10/31/18	194,459	1.9

				719,349	7.0

		TOTAL GOVERNMENT BONDS (Cost $2,597,575)		2,731,486	26.4

STRUCTURED ASSETS
ASSET BACKED				69,489	0.7

OTHER MORTGAGE BACKED				159,396	1.5

		TOTAL STRUCTURED ASSETS (Cost $236,830)		228,885	2.2

		TOTAL BONDS (Cost $3,847,215)		4,044,311	39.1

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS				129,085	1.2

BANKS
1,467,617		US Bancorp		39,700	0.5
		Other		294,705	2.7

				334,405	3.2

56	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account ▪ December 31, 2011

Shares		Company	Value (000)	% of net assets

CAPITAL GOODS
531,124		3M Co	$43,408	0.4%
457,368		Caterpillar, Inc	41,439	0.5
		Other	443,770	4.2

			528,617	5.1

COMMERCIAL & PROFESSIONAL SERVICES			45,542	0.4

CONSUMER DURABLES & APPAREL			86,276	0.8

CONSUMER SERVICES
591,816		McDonald’s Corp	59,376	0.7
		Other	73,740	0.6

			133,116	1.3

DIVERSIFIED FINANCIALS
845,613		American Express Co	39,888	0.5
		Other	252,872	2.4

			292,760	2.9

ENERGY			605,693	6.0

FOOD & STAPLES RETAILING			90,219	0.9

FOOD, BEVERAGE & TOBACCO
1,196,446		Kraft Foods, Inc (Class A)	44,698	0.5
900,711		PepsiCo, Inc	59,762	0.6
		Other	176,130	1.6

			280,590	2.7

HEALTH CARE EQUIPMENT & SERVICES
996,064		Medtronic, Inc	38,100	0.5
		Other	160,670	1.4

			198,770	1.9

HOUSEHOLD & PERSONAL PRODUCTS
413,480		Colgate-Palmolive Co	38,201	0.4
1,278,167		Procter & Gamble Co	85,267	0.8
		Other	77,244	0.7

			200,712	1.9

INSURANCE
909,874	*	Berkshire Hathaway, Inc (Class B)	69,424	0.8
		Other	289,377	2.8

			358,801	3.6

MATERIALS			404,830	3.8

MEDIA			107,294	1.0

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	57

Summary portfolio of investments	continued
CREF Social Choice Account ▪ December 31, 2011

Shares		Company	Value (000)	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
958,682		Abbott Laboratories	$53,907	0.5%
1,289,367		Bristol-Myers Squibb Co	45,437	0.5
1,319,378		Johnson & Johnson	86,524	0.8
1,582,985		Merck & Co, Inc	59,679	0.7
		Other	210,140	1.9

			455,687	4.4

REAL ESTATE
298,720	e	Simon Property Group, Inc	38,516	0.5
		Other	138,787	1.2

			177,303	1.7

RETAILING			239,975	2.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,800,744		Intel Corp	67,917	0.8
		Other	87,608	0.7

			155,525	1.5

SOFTWARE & SERVICES
123,228	*	Google, Inc (Class A)	79,594	0.8
538,285		International Business Machines Corp	98,981	1.0
2,008,521		Oracle Corp	51,518	0.6
		Other	200,577	1.8

			430,670	4.2

TECHNOLOGY HARDWARE & EQUIPMENT
3,174,458		Cisco Systems, Inc	57,395	0.7
1,515,187		Hewlett-Packard Co	39,032	0.4
		Other	166,123	1.4

			262,550	2.5

TELECOMMUNICATION SERVICES			182,718	1.8

TRANSPORTATION
548,148		United Parcel Service, Inc (Class B)	40,120	0.4
		Other	110,999	1.1

			151,119	1.5

UTILITIES			289,118	2.8

		TOTAL COMMON STOCKS (Cost $5,500,347)	6,141,375	59.4

PREFERRED STOCKS
BANKS			1,333	0.0

		TOTAL PREFERRED STOCKS (Cost $24,353)	1,333	0.0

58	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded
CREF Social Choice Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT				$107,290	1.0%

TREASURY DEBT
$ 59,000,000	d	United States Treasury Bill	0.036%, 03/01/12	58,998	0.6
97,900,000	d	United States Treasury Bill	0.012%–0.014%, 03/08/12	97,896	1.0
139,000,000	d	United States Treasury Bill	0.041%, 03/29/12	138,992	1.3
43,000,000	d	United States Treasury Bill	0.030%, 04/12/12	42,998	0.4
68,425,000	d	United States Treasury Bill	0.020%–0.031%, 04/19/12	68,421	0.7
101,000,000	d	United States Treasury Bill	0.037%, 05/03/12	100,992	1.0
59,845,000	d	United States Treasury Bill	0.020%–0.021%, 05/17/12	59,837	0.6
87,100,000	d	United States Treasury Bill	0.033%, 05/31/12	87,086	0.8
45,000,000	d	United States Treasury Bill	0.036%, 06/07/12	44,991	0.4
50,000,000	d	United States Treasury Bill	0.050%, 06/28/12	49,985	0.5
		Other		70,904	0.7

				821,100	8.0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

GOVERNMENT AGENCY DEBT				36,263	0.4

TREASURY DEBT				107,514	1.0

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				143,777	1.4

TOTAL SHORT-TERM INVESTMENTS			(Cost $1,072,152)	1,072,167	10.4

		TOTAL PORTFOLIO	(Cost $10,444,067)	11,259,186	108.9
		OTHER ASSETS & LIABILITIES, NET		(923,898)	(8.9)

		NET ASSETS		$10,335,288	100.0%

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls,
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $152,820,000.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/11, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers amounted to $180,067,000 or 1.7% of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	59

Summary portfolio of investments
CREF Money Market Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
BANKERS’ ACCEPTANCES				$59,486	0.5%

CERTIFICATE OF DEPOSIT
$ 143,000,000		Bank of Nova Scotia	0.290%–0.310%, 01/17/12–02/06/12	143,000	1.1
147,000,000		Canadian Imperial Bank of Commerce	0.080%–0.110%, 01/30/12–02/27/12	147,000	1.3
300,560,000		Toronto-Dominion Bank	0.070%–0.230%, 01/09/12–04/26/12	300,560	2.4
		Other		161,375	1.3

				751,935	6.1

COMMERCIAL PAPER
128,253,000		Australia & New Zealand
		Banking Group Ltd	0.250%–0.325%, 01/17/12–02/07/12	128,222	1.1
70,000,000		Bank of Nova Scotia	0.260%, 01/20/12	69,991	0.6
75,000,000	y	Coca-Cola Co	0.170%, 02/03/12	74,988	0.6
75,000,000	y	Coca-Cola Co	0.090%, 02/23/12	74,989	0.6
214,834,000	y	Coca-Cola Co	0.080%–0.200%, 01/05/12–04/05/12	214,796	1.8
90,000,000		Exxon Mobil Corp	0.025%, 01/17/12	89,998	0.8
149,875,000		Exxon Mobil Corp	0.020%–0.030%, 01/09/12–01/23/12	149,875	1.2
198,406,000	y	Fairway Finance LLC	0.160%–0.230%, 01/04/12–02/16/12	198,383	1.5
284,187,000		General Electric Capital Corp	0.030%–3.500%, 01/04/12–08/13/12	284,270	2.4
69,821,000	y	Johnson & Johnson	0.055%, 01/12/12	69,819	0.6
225,426,000	y	Jupiter Securitization Co LLC	0.150%–0.220%, 01/04/12–03/20/12	225,394	1.8
310,785,000	y	Nestle Capital Corp	0.025%–0.195%, 01/09/12–03/30/12	310,758	2.7
167,751,000	y	Old Line Funding LLC	0.100%–0.240%, 01/10/12–03/06/12	167,726	1.3
314,378,000	y	Private Export Funding Corp	0.070%–0.180%, 01/05/12–04/17/12	314,320	2.4
191,800,000	y	Procter & Gamble Co	0.060%–0.100%, 01/19/12–03/23/12	191,780	1.5
227,416,000		Province of Ontario Canada	0.050%–0.130%, 01/12/12–04/30/12	227,384	1.9
335,932,000		Straight-A Funding LLC	0.120%–0.190%, 01/03/12–03/13/12	335,865	2.6
231,050,000	y	Variable Funding Capital Co LLC	0.120%–0.250%, 01/06/12–02/17/12	231,020	1.9
		Other		754,589	5.9

				4,114,167	33.2

FOREIGN GOVERNMENT BONDS				17,620	0.1

GOVERNMENT AGENCY DEBT
100,375,000		Federal Home Loan Bank (FHLB)	0.050%, 01/18/12	100,374	0.8
127,235,000		FHLB	0.040%, 01/27/12	127,233	1.0
119,130,000		FHLB	0.030%, 02/08/12	119,128	1.0
130,446,000		FHLB	0.120%, 02/10/12	130,441	1.1
69,150,000		FHLB	0.070%, 02/15/12	69,147	0.6
105,535,000		FHLB	0.030%, 02/17/12	105,533	0.9
230,650,000		FHLB	0.015%, 02/22/12	230,645	1.8
111,903,000		FHLB	0.020%, 03/02/12	111,900	0.9
168,993,000		FHLB	0.025%, 03/07/12	168,987	1.3
491,466,000		FHLB	0.010%–0.150%, 01/04/12–08/08/12	491,447	3.8
90,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.120%, 01/30/12	89,995	0.7
71,560,000		FHLMC	0.030%, 02/06/12	71,558	0.6

60	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Money Market Account ▪ December 31, 2011

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT AGENCY DEBT—continued
$132,615,000		FHLMC	0.100%, 02/21/12	$132,608	1.1%
85,312,000		FHLMC	0.100%, 02/23/12	85,305	0.7
113,320,000		FHLMC	0.080%, 03/14/12	113,313	0.9
128,960,000		FHLMC	0.090%, 03/19/12	128,944	1.1
398,905,000		FHLMC	0.010%–0.160%, 01/03/12–05/18/12	398,873	3.3
74,570,000		Federal National Mortgage Association (FNMA)	0.120%, 01/04/12	74,570	0.6
66,130,000		FNMA	0.120%, 01/17/12	66,129	0.5
65,570,000		FNMA	0.125%, 02/01/12	65,566	0.5
66,700,000		FNMA	0.045%, 03/21/12	66,696	0.5
465,938,000		FNMA	0.015%–0.180%, 07/02/08–06/01/12	465,874	3.8
		Other		20,000	0.2

				3,434,266	27.7

TREASURY DEBT
85,550,000		United States Treasury Bill	0.036%, 03/22/12	85,546	0.7
85,350,000		United States Treasury Bill	0.040%, 03/29/12	85,346	0.7
110,000,000		United States Treasury Bill	0.030%, 04/19/12	109,990	1.0
262,455,000		United States Treasury Bill	0.011%–0.050%, 01/12/12–06/28/12	262,433	2.0
102,025,000		United States Treasury Note	1.125%, 01/15/12	102,065	0.8
104,685,000		United States Treasury Note	0.875%, 01/31/12	104,740	0.8
129,145,000		United States Treasury Note	0.875%, 02/29/12	129,299	1.0
112,105,000		United States Treasury Note	1.000%, 04/30/12	112,421	0.9
138,755,000		United States Treasury Note	1.375%, 05/15/12	139,427	1.2
167,443,000		United States Treasury Note	0.750%, 05/31/12	167,855	1.4
110,485,000		United States Treasury Note	1.875%, 06/15/12	111,365	0.9
77,125,000		United States Treasury Note	0.625%, 06/30/12	77,327	0.6
83,470,000		United States Treasury Note	1.500%, 07/15/12	84,092	0.7
80,271,000		United States Treasury Note	0.625%, 07/31/12	80,503	0.6
77,805,000		United States Treasury Note	1.750%, 08/15/12	78,583	0.6
113,315,000		United States Treasury Note	0.375%, 10/31/12	113,531	0.9
256,820,000		United States Treasury Note	0.375%–1.375%, 12/31/11–11/30/12	257,361	2.1

				2,101,884	16.9

VARIABLE RATE SECURITIES
90,000,000	i	Federal Farm Credit Bank (FFCB)	0.140%, 02/13/12	89,999	0.7
100,000,000	i	FFCB	0.095%, 01/28/13	99,887	0.8
69,750,000	i	FFCB	0.320%, 08/19/13	69,692	0.6
100,000,000	i	FFCB	0.290%, 09/23/13	99,993	0.8
293,575,000	i	FFCB	0.205%–0.354%, 02/01/13–11/01/13	293,538	2.4
170,000,000	i	Federal Home Loan Bank (FHLB)	0.150%, 01/13/12	170,000	1.4
100,000,000	i	FHLB	0.250%, 02/22/13	100,000	0.8
100,000,000	i	FHLB	0.260%, 08/16/13	100,000	0.8
160,000,000	i	FHLB	0.125%–0.250%, 07/02/12–03/08/13	159,998	1.3
100,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.230%, 01/09/12	100,002	0.8
144,500,000	i	FHLMC	0.221%, 02/04/13	144,441	1.1
80,290,000	i	Federal National Mortgage Association (FNMA)	0.310%, 10/28/13	80,290	0.6
90,000,000	i	Royal Bank of Canada	0.280%, 07/11/12	90,000	0.8
		Other		263,746	2.1

				1,861,586	15.0

		TOTAL SHORT-TERM INVESTMENTS (Cost $12,340,944)		12,340,944	99.5

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	61

Summary portfolio of investments	concluded

CREF Money Market Account ▪ December 31, 2011

		Value (000)	% of net assets

TOTAL PORTFOLIO	(Cost $12,340,944)	$12,340,944	99.5%
OTHER ASSETS & LIABILITIES, NET		58,142	0.5

NET ASSETS		$12,399,086	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited Investors.” At December 31, 2011, the aggregate value of these securities was $2,435,497,000 or 19.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

62	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ▪ 2011 Annual Report	63

Statements of assets and liabilities

College Retirement Equities Fund ▪ December 31, 2011

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account

ASSETS
Unaffiliated issuers*†	$101,169,040	$13,762,040
Affiliated issuers‡	259,868	—

Total portfolio investments, at value	$101,428,908	$13,762,040
Cash	130,879	8,186
Cash — foreign^	30,761	761
Dividends and interest receivable	161,045	24,148
Receivable from securities transactions	232,345	897
Due from affiliates	—	248
Other	2,671	776

Total assets	101,986,609	13,797,056

LIABILITIES
Payable for collateral for securities loaned	4,910,789	633,727
Payable for securities transactions	185,929	3,642
Payable for delayed delivery securities	—	—
Due to affiliates	104,633	694
Payable for variation margin on open futures contracts	—	—
Other	2,457	741

Total liabilities	5,203,808	638,804

NET ASSETS:
Accumulation Fund	$86,394,876	$12,898,146
Annuity Funds	10,387,925	260,106

Total net assets	$96,782,801	$13,158,252

Accumulation units outstanding	377,118	145,930

Accumulation unit value	$229.09	$88.39

* Includes securities loaned of:	$4,715,283	$609,940
† Portfolio investments; unaffiliated issuers cost:	$98,845,957	$13,800,559
‡ Portfolio investments; affiliated issuers cost:	$305,600	$—
^ Foreign cash, cost:	$30,803	$761

64	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

$13,250,345	$10,674,526	$15,762,090	$9,883,815	$11,259,186	$12,340,944
194,557	256,854	—	—	—	—

$13,444,902	$10,931,380	$15,762,090	$9,883,815	$11,259,186	$12,340,944
22	—	44,160	4	21,568	50,219
—	—	—	—	163	—
12,636	16,511	87,823	62,253	38,493	5,210
4,245	117	82,613	—	590	—
851	1,113	4,858	4,551	2,205	2,799
1,057	670	644	634	657	745

13,463,713	10,949,791	15,982,188	9,951,257	11,322,862	12,399,917

194,557	256,854	—	—	159,126	—
2,861	—	72,086	—	32,108	—
—	—	2,540,237	—	795,276	—
482	375	471	327	401	87
15	128	—	—	—	—
714	682	702	634	663	744

198,629	258,039	2,613,496	961	987,574	831

$13,079,041	$10,501,676	$13,123,856	$9,699,035	$10,073,553	$12,177,563
186,043	190,076	244,836	251,261	261,735	221,523

$13,265,084	$10,691,752	$13,368,692	$9,950,296	$10,335,288	$12,399,086

180,735	112,460	125,915	145,847	71,680	476,924

$72.37	$93.38	$104.23	$66.50	$140.54	$25.53

$188,306	$248,864	$—	$—	$152,820	$—
$11,596,393	$8,856,173	$15,216,009	$8,643,893	$10,444,067	$12,340,944
$194,557	$256,854	$—	$—	$—	$—
$—	$—	$—	$—	$163	$—

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	65

Statements of operations

College Retirement Equities Fund ▪ For the year ended December 31, 2011

(amounts in thousands)	Stock Account	Global Equities Account

INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$2,257,321	$314,649
Affiliated issuers†	2,182	—
Interest	162	77
Income from securities lending	65,497	10,212
Other	—	6

Total income	2,325,162	324,944

EXPENSES
Administrative	261,998	36,028
Investment advisory	141,654	24,955
Distribution	95,226	13,085
Mortality and expense risk charges	5,255	721

Total expenses	504,133	74,789

Less: Expenses withheld by TIAA	—	—

Net expenses	504,133	74,789

Net investment income (loss)	1,821,029	250,155

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	7,284,340	710,768
Affiliated issuers	2,133	—
Futures transactions	(13,329)	—
Swap transactions	(9,108)	—
Foreign currency transactions	(23,976)	(6,056)

Net realized gain (loss) on total investments	7,240,060	704,712

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	(14,026,898)	(2,073,105)
Affiliated issuers	(87,604)	—
Futures transactions	—	—
Swap transactions	(1,524)	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(827)	(182)

Net change in unrealized appreciation (depreciation) on total investments	(14,116,853)	(2,073,287)

Net realized and unrealized gain (loss) on total investments	(6,876,793)	(1,368,575)

Net increase (decrease) from operations	$(5,055,764)	$(1,118,420)

* Net of foreign withholding taxes of unaffiliated issuers:	$(92,411)	$(16,907)
† Net of foreign withholding taxes of affiliated issuers:	$(6)	$—
‡ Includes net change in unrealized foreign capital gains taxes of:	$5,626	$882

66	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

$182,341	$212,498	$—	$—	$145,258	$—
457	1,887	153	—	—	—
87	32	415,937	399,068	129,793	21,089
—	—	—	—	1,949	—
—	—	444	—	—	—

182,885	214,417	416,534	399,068	277,000	21,089

33,840	27,306	31,142	21,990	25,833	30,382
15,249	7,838	11,406	7,912	10,140	7,668
12,370	9,960	11,541	8,211	9,479	11,232
682	550	628	445	520	609

62,141	45,654	54,717	38,558	45,972	49,891

—	—	—	—	—	28,910

62,141	45,654	54,717	38,558	45,972	20,981

120,744	168,763	361,817	360,510	231,028	108

799,769	150,867	228,427	35,457	395,797	1
—	—	481	—	—	—
5,021	2,762	(1,579)	—	—	—
—	—	41	—	—	—
9	—	—	—	(243)	—

804,799	153,629	227,370	35,457	395,554	1

(761,589)	(250,476)	253,869	686,958	(441,555)	—
—	—	(313)	—	—	—
(1,566)	(661)	—	—	—	—
—	—	—	—	—	—

(2)	—	—	—	(80)	—

(763,157)	(251,137)	253,556	686,958	(441,635)	—

41,642	(97,508)	480,926	722,415	(46,081)	1

$162,386	$71,255	$842,743	$1,082,925	$184,947	$109

$(1,047)	$(250)	$—	$—	$(4,478)	$—
$—	$—	$—	$—	$—	$—
$1	$—	$—	$—	$—	$—

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	67

Statements of changes in net assets

College Retirement Equities Fund ▪ For the year ended

	Stock Account

(amounts in thousands except accumulation units)	December 31, 2011	December 31, 2010

OPERATIONS
Net investment income (loss)	$1,821,029	$1,618,989
Net realized gain (loss) on total investments	7,240,060	4,030,156
Net change in unrealized appreciation (depreciation) on total investments	(14,116,853)	9,201,032

Net increase (decrease) from operations	(5,055,764)	14,850,177

FROM PARTICIPANT TRANSACTIONS
Premiums	6,348,491	6,875,740
Net transfers between CREF Accounts	(1,690,508)	(1,065,735)
Annuity payments	(1,324,535)	(1,045,265)
Withdrawals and death benefits	(10,194,774)	(9,424,290)

Net increase (decrease) from participant transactions	(6,861,326)	(4,659,550)

Net increase (decrease) in net assets	(11,917,090)	10,190,627

NET ASSETS
Beginning of period	108,699,891	98,509,264

End of period	$96,782,801	$108,699,891

ACCUMULATION UNITS:
Units purchased	26,438,098	32,235,510
Units sold / transferred	(50,143,050)	(49,851,601)
Outstanding:
Beginning of period	400,822,676	418,438,767

End of period	377,117,724	400,822,676

68	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Global Equities Account		Growth Account

December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010

$250,155	$227,367	$120,744	$117,092
704,712	145,667	804,799	547,290

(2,073,287)	1,230,041	(763,157)	1,088,933

(1,118,420)	1,603,075	162,386	1,753,315

1,197,297	1,304,955	1,084,372	1,144,489
(270,686)	(209,289)	(208,892)	(234,143)
(28,493)	(22,267)	(18,932)	(14,314)
(1,454,574)	(1,333,555)	(1,293,545)	(1,122,570)

(556,456)	(260,156)	(436,997)	(226,538)

(1,674,876)	1,342,919	(274,611)	1,526,777

14,833,128	13,490,209	13,539,695	12,012,918

$13,158,252	$14,833,128	$13,265,084	$13,539,695

12,654,924	15,291,475	14,829,587	18,118,284
(18,371,101)	(18,356,953)	(20,762,145)	(21,833,848)

151,646,181	154,711,659	186,667,821	190,383,385

145,930,004	151,646,181	180,735,263	186,667,821

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	69

Statements of changes in net assets

College Retirement Equities Fund ▪ For the year ended

	Equity Index Account

(amounts in thousands except accumulation units)	December 31, 2011	December 31, 2010

OPERATIONS
Net investment income (loss)	$168,763	$150,722
Net realized gain (loss) on total investments	153,629	88,299
Net change in unrealized appreciation (depreciation) on total investments	(251,137)	1,285,621

Net increase (decrease) from operations	71,255	1,524,642

FROM PARTICIPANT TRANSACTIONS
Premiums	1,012,763	1,048,901
Net transfers between CREF Accounts	(142,872)	64,953
Annuity payments	(18,920)	(14,187)
Withdrawals and death benefits	(1,192,126)	(1,088,977)

Net increase (decrease) from participant transactions	(341,155)	10,690

Net increase (decrease) in net assets	(269,900)	1,535,332

NET ASSETS
Beginning of period	10,961,652	9,426,320

End of period	$10,691,752	$10,961,652

ACCUMULATION UNITS:
Units purchased	10,764,731	12,896,125
Units sold / transferred	(14,350,219)	(13,006,576)
Outstanding:
Beginning of period	116,045,713	116,156,164

End of period	112,460,225	116,045,713

70	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

continued

Bond Market Account		Inflation-Linked Bond Account

December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010

$361,817	$372,216	$360,510	$189,138
227,370	249,814	35,457	26,115

253,556	110,865	686,958	239,476

842,743	732,895	1,082,925	454,729

1,459,554	1,544,488	1,253,414	1,154,893
606,066	1,032,101	843,766	320,912
(21,556)	(18,474)	(20,663)	(17,642)
(1,666,585)	(1,654,383)	(1,385,968)	(1,401,070)

377,479	903,732	690,549	57,093

1,220,222	1,636,627	1,773,474	511,822

12,148,470	10,511,843	8,176,822	7,665,000

$13,368,692	$12,148,470	$9,950,296	$8,176,822

14,500,362	16,516,310	19,955,145	19,964,332
(10,857,014)	(7,013,571)	(9,468,225)	(18,889,999)

122,271,365	112,768,626	135,359,754	134,285,421

125,914,713	122,271,365	145,846,674	135,359,754

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	71

Statements of changes in net assets

College Retirement Equities Fund ▪ For the year ended

	Social Choice Account

(amounts in thousands except accumulation units)	December 31, 2011	December 31, 2010

OPERATIONS
Net investment income (loss)	$231,028	$221,059
Net realized gain (loss) on total investments	395,554	164,880
Net change in unrealized appreciation (depreciation) on total investments	(441,635)	687,809

Net increase (decrease) from operations	184,947	1,073,748

FROM PARTICIPANT TRANSACTIONS
Premiums	812,961	927,035
Net transfers between CREF Accounts	(1,640)	294,562
Annuity payments	(25,302)	(20,250)
Withdrawals and death benefits	(874,204)	(709,871)

Net increase (decrease) from participant transactions	(88,185)	491,476

Net increase (decrease) in net assets	96,762	1,565,224

NET ASSETS
Beginning of period	10,238,526	8,673,302

End of period	$10,335,288	$10,238,526

ACCUMULATION UNITS:
Units purchased	5,799,453	7,307,223
Units sold/transferred	(6,345,210)	(3,465,952)
Outstanding:
Beginning of period	72,225,927	68,384,656

End of period	71,680,170	72,225,927

72	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

concluded

Money Market Account

December 31, 2011	December 31, 2010

$108	$356
1	4

—	—

109	360

3,506,339	3,255,717
864,766	(203,360)
(23,603)	(22,504)
(4,002,210)	(4,303,977)

345,292	(1,274,124)

345,401	(1,273,764)

12,053,685	13,327,449

$12,399,086	$12,053,685

137,282,002	127,488,200
(123,121,054)	(176,604,913)

462,763,253	511,879,966

476,924,201	462,763,253

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	73

Financial highlights

College Retirement Equities Fund ▪ For the year ended

	Stock Account

	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$5.308	$4.506	$4.251	$5.339	$4.754
Expenses (a)	1.151	1.006	0.849	1.113	0.992

Net investment income (loss) (a)	4.157	3.500	3.402	4.226	3.762
Net realized and unrealized gain (loss) on total investments	(16.066)	29.246	47.129	(107.993)	15.589

Net change in accumulation unit value	(11.909)	32.746	50.531	(103.767)	19.351

Accumulation unit value:
Beginning of period	241.000	208.254	157.723	261.490	242.139

End of period	$229.091	$241.000	$208.254	$157.723	$261.490

TOTAL RETURN (b)	(4.94)%	15.72%	32.04%	(39.68)%	7.99%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.48%	0.47%	0.49%	0.64%	0.52%
Net investment income (loss)	1.73%	1.63%	1.97%	1.95%	1.44%

SUPPLEMENTAL DATA

Portfolio turnover rate	56%	61%	58%	53%	49%
Accumulation units outstanding at the end of year (c)	377	401	418	424	448
Accumulation fund net assets (c)	$86,395	$96,598	$87,141	$66,931	$117,078
Net assets at the end of year (c)	$96,783	$108,700	$98,509	$76,505	$134,560

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Millions

74	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Global Equities Account

	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$2.131	$1.888	$1.862	$2.587	$2.069
Expenses (a)	0.490	0.432	0.374	0.462	0.409

Net investment income (loss) (a)	1.641	1.456	1.488	2.125	1.660
Net realized and unrealized gain (loss) on total investments	(9.051)	8.987	19.648	(49.181)	8.522

Net change in accumulation unit value	(7.410)	10.443	21.136	(47.056)	10.182

Accumulation unit value:
Beginning of period	95.796	85.353	64.217	111.273	101.091

End of period	$88.386	$95.796	$85.353	$64.217	$111.273

TOTAL RETURN (b)	(7.74)%	12.24%	32.91%	(42.29)%	10.07%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.52%	0.50%	0.53%	0.68%	0.56%
Net investment income (loss)	1.74%	1.69%	2.11%	2.34%	1.53%

SUPPLEMENTAL DATA

Portfolio turnover rate	78%	81%	59%	76%	108%
Accumulation units outstanding at the end of year (c)	146	152	155	147	153
Accumulation fund net assets (c)	$12,898	$14,527	$13,205	$9,429	$17,039
Net assets at the end of year (c)	$13,158	$14,833	$13,490	$9,652	$17,461

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	75

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Growth Account

	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$0.979	$0.907	$0.836	$0.740	$0.694
Expenses (a)	0.333	0.293	0.249	0.316	0.272

Net investment income (loss) (a)	0.646	0.614	0.587	0.424	0.422
Net realized and unrealized gain (loss) on total investments	0.202	8.706	16.058	(30.509)	10.416

Net change in accumulation unit value	0.848	9.320	16.645	(30.085)	10.838

Accumulation unit value:
Beginning of period	71.518	62.198	45.553	75.638	64.800

End of period	$72.366	$71.518	$62.198	$45.553	$75.638

TOTAL RETURN (b)	1.19%	14.98%	36.54%	(39.78)%	16.73%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.46%	0.46%	0.48%	0.69%	0.55%
Net investment income (loss)	0.88%	0.96%	1.14%	0.68%	0.60%

SUPPLEMENTAL DATA

Portfolio turnover rate	57%	77%	81%	82%	127%
Accumulation units outstanding at the end of year (c)	181	187	190	178	181
Accumulation fund net assets (c)	$13,079	$13,350	$11,842	$8,098	$13,666
Net assets at the end of year (c)	$13,265	$13,540	$12,013	$8,222	$13,883

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Millions

76	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Equity Index Account

	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.832	$1.613	$1.470	$1.823	$1.806
Expenses (a)	0.390	0.343	0.288	0.429	0.383

Net investment income (loss) (a)	1.442	1.270	1.182	1.394	1.423
Net realized and unrealized gain (loss) on total investments	(0.825)	11.830	16.176	(38.771)	3.050

Net change in accumulation unit value	0.617	13.100	17.358	(37.377)	4.473

Accumulation unit value:
Beginning of period	92.764	79.664	62.306	99.683	95.210

End of period	$93.381	$92.764	$79.664	$62.306	$99.683

TOTAL RETURN (b)	0.66%	16.45%	27.86%	(37.50)%	4.70%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.41%	0.42%	0.43%	0.59%	0.47%
Net investment income (loss)	1.53%	1.54%	1.77%	1.67%	1.39%

SUPPLEMENTAL DATA

Portfolio turnover rate	5%	8%	5%	7%	9%
Accumulation units outstanding at the end of year (c)	112	116	116	113	113
Accumulation fund net assets (c)	$10,502	$10,765	$9,253	$7,030	$11,225
Net assets at the end of year (c)	$10,692	$10,962	$9,426	$7,174	$11,474

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	77

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Bond Market Account

	12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$3.341		$3.470		$3.818		$4.241	$4.260
Expenses (a)	0.439		0.422		0.399		0.416	0.315

Net investment income (loss) (a)	2.902		3.048		3.419		3.825	3.945
Net realized and unrealized gain (loss) on total investments	3.876		3.096		2.556		(2.777)	0.806

Net change in accumulation unit value	6.778		6.144		5.975		1.048	4.751

Accumulation unit value:
Beginning of period	97.450		91.306		85.331		84.283	79.532

End of period	$104.228		$97.450		$91.306		$85.331	$84.283

TOTAL RETURN (b)	6.96%		6.73%		7.00%		1.24%	5.97%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.44%		0.44%		0.45%		0.61%	0.51%
Net investment income (loss)	2.88%		3.19%		3.88%		4.53%	4.86%

SUPPLEMENTAL DATA

Portfolio turnover rate	261	%(d)	230	%(d)	185	%(d)	125%	174%
Accumulation units outstanding at the end of year (c)	126		122		113		100	89
Accumulation fund net assets (c)	$13,124		$11,915		$10,296		$8,520	$7,494
Net assets at the end of year (c)	$13,369		$12,148		$10,512		$8,711	$7,680

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Millions
(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending December 31, 2011, December 31, 2010 and December 31, 2009 were 62%, 62% and 96%, respectively.

78	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Inflation-Linked Bond Account

	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$2.817	$1.596	$0.974	$2.700	$2.618
Expenses (a)	0.272	0.254	0.241	0.249	0.186

Net investment income (loss) (a)	2.545	1.342	0.733	2.451	2.432
Net realized and unrealized gain (loss) on total investments	5.187	1.929	4.119	(3.367)	2.695

Net change in accumulation unit value	7.732	3.271	4.852	(0.916)	5.127

Accumulation unit value:
Beginning of period	58.770	55.499	50.647	51.563	46.436

End of period	$66.502	$58.770	$55.499	$50.647	$51.563

TOTAL RETURN (b)	13.16%	5.89%	9.58%	(1.78)%	11.04%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.43%	0.44%	0.45%	0.58%	0.50%
Net investment income (loss)	4.05%	2.33%	1.38%	4.69%	5.00%

SUPPLEMENTAL DATA

Portfolio turnover rate	13%	15%	11%	19%	13%
Accumulation units outstanding at the end of year (c)	146	135	134	116	91
Accumulation fund net assets (c)	$9,699	$7,955	$7,453	$5,871	$4,668
Net assets at the end of year (c)	$9,950	$8,177	$7,665	$6,060	$4,830

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	79

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Social Choice Account

	12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$3.732		$3.618		$3.517		$4.191	$4.165
Expenses (a)	0.619		0.561		0.488		0.600	0.492

Net investment income (loss) (a)	3.113		3.057		3.029		3.591	3.673
Net realized and unrealized gain (loss) on total investments	(0.595)		11.683		19.530		(34.439)	2.371

Net change in accumulation unit value	2.518		14.740		22.559		(30.848)	6.044

Accumulation unit value:
Beginning of period	138.017		123.277		100.718		131.566	125.522

End of period	$140.535		$138.017		$123.277		$100.718	$131.566

TOTAL RETURN (b)	1.82%		11.95%		22.41%		(23.45)%	4.81%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.44%		0.44%		0.45%		0.61%	0.48%
Net investment income (loss)	2.22%		2.39%		2.81%		3.02%	2.81%

SUPPLEMENTAL DATA

Portfolio turnover rate	122	%(d)	98	%(d)	85	%(d)	77%	60%
Accumulation units outstanding at the end of year (c)	72		72		68		66	68
Accumulation fund net assets (c)	$10,074		$9,968		$8,430		$6,685	$8,917
Net assets at the end of year (c)	$10,335		$10,239		$8,673		$6,891	$9,197

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Millions
(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending December 31, 2011, December 31, 2010 and December 31, 2009 were 45%, 40% and 49%, respectively.

80	2011 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	concluded

College Retirement Equities Fund ▪ For the year ended

	Money Market Account

	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$0.044	$0.062	$0.164	$0.700	$1.258
Expenses (a)	0.044	0.062	0.104	0.124	0.092

Net investment income (loss) (a)	0.000	0.000	0.060	0.576	1.166
Net realized and unrealized gain (loss) on total investments	0.001	0.000	(0.031)	0.032	(0.004)

Net change in accumulation unit value	0.001	0.000	0.029	0.608	1.162

Accumulation unit value:
Beginning of period	25.533	25.533	25.504	24.896	23.734

End of period	$25.534	$25.533	$25.533	$25.504	$24.896

TOTAL RETURN (b)	0.00%	0.00%	0.11%	2.44%	4.90%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.41%	0.41%	0.43%	0.56%	0.45%
Expenses net of TIAA withholding	0.17%	0.24%	0.41%	0.56%	0.45%
Net investment income (loss)	0.00%	0.00%	0.21%	2.25%	4.79%

SUPPLEMENTAL DATA

Accumulation units outstanding at the end of year (c)	477	463	512	582	469
Accumulation fund net assets (c)	$12,178	$11,816	$13,070	$14,846	$11,670
Net assets at the end of year (c)	$12,399	$12,054	$13,327	$15,133	$11,922

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Annual Report	81

Notes to financial statements

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

82	2011 Annual Report ▪ College Retirement Equities Fund

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years (2007–2011) and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Board of Trustees (“Board”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and other liabilities in the accompanying Statements of Assets and Liabilities.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is

College Retirement Equities Fund ▪ 2011 Annual Report	83

Notes to financial statements

based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

84	2011 Annual Report ▪ College Retirement Equities Fund

continued

Total return swap contracts: Total return swaps are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2011, there were no significant transfers between levels by the Accounts.

As of December 31, 2011, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of December 31, 2011 (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer discretionary*	$8,495,144	$3,045,408	$—	$11,540,552
Consumer staples*	6,358,408	2,693,321	—	9,051,729
Energy*	7,544,817	3,035,038	—	10,579,855
Financials*	10,039,063	6,052,423	—	16,091,486
Health care*	8,226,326	1,911,526	5,676	10,143,528
Industrials*	7,511,756	3,512,924	—	11,024,680
Information technology*	12,880,909	1,898,750	—	14,779,659
Materials*	2,878,479	3,245,028	—	6,123,507
Telecommunication services*	2,003,928	1,353,004	—	3,356,932
Utilities	2,580,553	966,162	—	3,546,715
Corporate bonds	—	63	—	63
Short-term investments	—	5,190,202	—	5,190,202

Total	$68,519,383	$32,903,849	$5,676	$101,428,908

Global Equities
Australia	$—	$287,482	$—	$287,482
Canada	28,706	507,058	—	535,764
France *	71	529,867	—	529,938
Germany	—	491,727	—	491,727
Japan	—	1,042,396	—	1,042,396
Switzerland	—	381,287	—	381,287
United Kingdom*	14,818	1,100,539	—	1,115,357
United States	6,918,607	3,222	—	6,921,829
Other*	146,488	1,584,893	—	1,731,381
Short-term investments	—	724,879	—	724,879

Total	$7,108,690	$6,653,350	$—	$13,762,040

College Retirement Equities Fund ▪ 2011 Annual Report	85

Notes to financial statements

Account	Level 1	Level 2	Level 3	Total

Growth
Consumer discretionary	$2,053,172	$10,018	$—	$2,063,190
Consumer staples	1,290,753	—	—	1,290,753
Energy	1,304,985	38,045	—	1,343,030
Financials	601,857	—	—	601,857
Health care*	1,519,133	—	—	1,519,133
Industrials	1,566,792	—	—	1,566,792
Information technology*	3,924,290	—	—	3,924,290
Materials	680,677	7,065	—	687,742
Telecommunication services	175,506	—	—	175,506
Utilities	5,275	—	—	5,275
Short-term investments	194,557	72,777	—	267,334
Futures**	(18)	—	—	(18)

Total	$13,316,979	$127,905	$—	$13,444,884

Equity Index
Consumer discretionary	$1,238,940	$—	$—	$1,238,940
Consumer staples	1,054,664	—	—	1,054,664
Energy	1,199,585	—	—	1,199,585
Financials	1,600,951	—	—	1,600,951
Health care	1,254,857	—	—	1,254,857
Industrials	1,198,702	—	—	1,198,702
Information technology	1,946,360	—	—	1,946,360
Materials	427,331	—	—	427,331
Telecommunication services	301,928	—	—	301,928
Utilities	415,662	—	—	415,662
Short-term investments	256,854	35,546	—	292,400
Futures**	175	—	—	175

Total	$10,896,009	$35,546	$—	$10,931,555

Bond Market
Bank loan obligations	$—	$11,783	$—	$11,783
Corporate bonds	—	3,606,488	—	3,606,488
Government bonds	—	8,966,158	—	8,966,158
Structured assets	—	601,917	—	601,917
Preferred stocks	2,733	—	—	2,733
Short-term investments	—	2,573,011	—	2,573,011

Total	$2,733	$15,759,357	$—	$15,762,090

86	2011 Annual Report ▪ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Social Choice
Consumer discretionary	$558,907	$136,839	$—	$695,746
Consumer staples	445,992	125,529	—	571,521
Energy	473,643	132,050	—	605,693
Financials	891,017	273,586	—	1,164,603
Health care	550,411	104,048	—	654,459
Industrials	554,901	170,375	—	725,276
Information technology	797,567	51,177	—	848,744
Materials	245,467	159,363	—	404,830
Telecommunication services	104,367	78,351	—	182,718
Utilities	226,148	62,970	—	289,118
Corporate bonds	—	1,083,940	—	1,083,940
Government	—	2,731,486	—	2,731,486
Structured assets	—	228,885	—	228,885
Short-term investments	—	1,072,167	—	1,072,167

Total	$4,848,420	$6,410,766	$—	$11,259,186

*	Includes American Depositary Receipts at Level 1.
**	Derivatives instruments are not reflected in the portfolio of investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (amounts are in thousands):

Stock Account

Balance as of December 31, 2010	$8,653
Realized gain (loss)	(43)
Change in unrealized appreciation (depreciation)	(2,228)*
Gross purchases	4
Gross sales	(710)

Balance as of December 31, 2011	$5,676

*	Includes $(2,336) related to Level 3 securities still held at period end.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

At December 31, 2011, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows (amounts in thousands):

College Retirement Equities Fund ▪ 2011 Annual Report	87

Notes to financial statements

	Asset derivatives		Liabilities derivatives

Derivative contracts	Location	Fair value amount	Location	Fair value amount

Growth Account
Equity contracts	Futures*	$(18)		$—

Equity Index Account
Equity contracts	Futures*	175		—

*

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the period ended December 31, 2011, the effect of derivative contracts on the Accounts’ Statements of Operations was as follows (amounts in thousands):

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )

Stock Account
Equity contract	Futures transactions	$(13,329)	$—
Equity contracts	Swap transactions	(9,108)	(1,524)

Growth Account
Equity contracts	Futures transactions	5,021	(1,566)

Equity Index Account
Equity contracts	Futures transactions	2,762	(661)

Bond Market Account
Equity contract	Futures transactions	(1,579)	—
Credit contracts	Swap transactions	41	—

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the year ended December 31, 2011, the Stock Account, the Growth Account, the Equity Index Account, and the Bond Market Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

88	2011 Annual Report ▪ College Retirement Equities Fund

continued

At December 31, 2011, the Accounts held the following open futures contracts (amounts are in thousands):

Account	Futures	Number of contracts	‡	Market value	Expiration date	Unrealized gain (loss )

Growth	CME E-mini S&P 500 Index	65		$4,071	March 2012	$(18)

Equity Index	CME E-mini S&P 500 Index	370		23,173	March 2012	178
	CME E-mini S&P Mid-Cap 400 Index	28		2,456	March 2012	6
	Russell 2000 Mini Index	32		2,364	March 2012	(9)

				$27,993		$175

‡	Number of contracts is not in thousands.

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific interest rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. During the year ended December 31, 2011, the Stock Account was a party to a total return swap contract in order to gain exposure to certain foreign equity markets. During the year ended December 31, 2011, the Stock Account’s exposure to total return swaps, based on underlying notional amounts, was generally between 0% and 1% of net assets.

At December 31, 2011, the Accounts did not hold any total return swap contracts.

Credit default swap contracts: The Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of

College Retirement Equities Fund ▪ 2011 Annual Report	89

Notes to financial statements

the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets and depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts, (other than the Money Market Account), invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended December 31, 2011, the Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2011, the Accounts did not hold any credit default swap contracts.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and

90	2011 Annual Report ▪ College Retirement Equities Fund

continued

Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

For the year ended December 31, 2011, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and administrative expenses for the Money Market Account, totaling $28,910,000. The withholding of expenses is voluntary in nature and can be discontinued at any time. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the Account’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the Account’s yield (net of all expenses) on that day.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

Amounts owed to Account affiliates for payment of Account expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities. Such expense is reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Additionally, investments in other investment companies advised by TCIM, or its affiliates, are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

College Retirement Equities Fund ▪ 2011 Annual Report	91

Notes to financial statements

Issue	Value at December 31, 2010		Purchase cost	Sales proceeds

Stock Account
Biovitrum AB		$72,724	$7,006	$20,674
Enteromedics, Inc		5,697	—	4,073
Information Development Co		3,027	—	559
Japan Asia Investment Co Ltd		6,194	—	—
Jarden Corp		149,730	67,871	17,087
MPM Bioventures II		5,409	—	—
Orient Express Hotels Ltd		77,211	5,383	18,479
Skyline Venture Fund II Ltd		466	—	—
Stroer Out of Home Media AG.		*	59,707	5,296
Vanda Pharmaceuticals, Inc		15,236	98	1,116

		$335,694	$140,065	$67,284

Growth Account
TIAA-CREF Short Term Lending Portfolio of the
State Street Navigator Securities Lending Trust	$	*	$194,557	$—

Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the
State Street Navigator Securities Lending Trust	$	*	$310,994	$54,139

Bond Market Account
TIAA-CREF High-Yield Fund		$5,632	$134	$5,934

*	Not an affiliate investment as of December 31, 2010
**	Not an affiliate investment as of December 31, 2011
†	Shares are not in thousands

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by an Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income, net of rebates, represents the income earned on investing cash collateral, less expenses associated with the loan. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the

92	2011 Annual Report ▪ College Retirement Equities Fund

continued

Realized gain (loss )	Dividend income	Withholding expense	Shares at December 31, 2011	†	Value at December 31, 2011

$(1,015)	$—	$—	$—	**	$—
(424)	—	—	—	**	—
226	81	6	—	**	—
—	—	—	8,823,000		5,945
7,195	2,107	—	6,335,701		189,311
—	—	—	22,167,242		3,535
(2,774)	—	—	—	**	—
—	—	—	4,254,176		244
312	—	—	3,288,253		53,978
(1,387)	—	—	1,440,089		6,855

$2,133	$2,188	$6			$259,868

$—	$457	$—	194,556,624		$194,557

$—	$1,887	$—	256,854,199		$256,854

$481	$153	$—	$—	**	$—

terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for

College Retirement Equities Fund ▪ 2011 Annual Report	93

Notes to financial statements

interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation was, as follows (amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Stock	$10,199,912	$(7,922,561)	$2,277,351
Global Equities	1,037,857	(1,076,376)	(38,519)
Growth	2,148,041	(494,089)	1,653,952
Equity Index	3,261,957	(1,443,604)	1,818,353
Bond Market	679,994	(133,913)	546,081
Inflation-Linked Bond	1,239,924	(2)	1,239,922
Social Choice	1,328,087	(512,968)	815,119

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2011 were as follows:

	Stock Account	Global Equities Account	Growth Account

Purchases
Non-Government	$58,934,038	$11,256,246	$7,831,915
Government	—	—	—

Total Purchases	$58,934,038	$11,256,246	$7,831,915

Sales
Non-Government	$64,203,021	$11,520,287	$8,054,042
Government	—	—	—

Total Sales	$64,203,021	$11,520,287	$8,054,042

94	2011 Annual Report ▪ College Retirement Equities Fund

concluded

	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account

Purchases
Non-Government	$549,409	$2,843,835	$—	$2,600,828
Government	—	30,618,638	1,893,579	10,373,534

Total Purchases	$549,409	$33,462,473	$1,893,579	$12,974,362

Sales
Non-Government	$668,056	$2,558,740	$—	$2,084,645
Government	—	29,684,178	1,175,430	10,541,802

Total Sales	$668,056	$32,242,918	$1,175,430	$12,626,447

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the year ended December 31, 2011, there were no borrowings under this credit facility by the Accounts.

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

College Retirement Equities Fund ▪ 2011 Annual Report	95

Report of independent registered public accounting firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the “Accounts”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Accounts’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2012

96	2011 Annual Report ▪ College Retirement Equities Fund

2011 annual meeting (unaudited)

College Retirement Equities Fund

Trustees

On July 19, 2011, at an annual meeting of CREF participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Forrest Berkley	22,389,331,959.99	93.399	685,975,399.88	2.862	896,397,536.38	3.739

Nancy A. Eckl	22,442,716,329.46	93.622	672,685,258.88	2.806	856,303,307.91	3.572

Michael A. Forrester	22,257,811,938.20	92.850	760,229,008.47	3.171	953,663,949.58	3.978

Howell E. Jackson	22,421,981,436.35	93.535	679,982,024.90	2.837	869,741,435.00	3.628

Nancy L. Jacob	22,340,769,800.52	93.196	797,878,205.10	3.328	833,056,890.63	3.475

Bridget A. Macaskill	22,336,964,190.50	93.181	766,530,905.12	3.198	868,209,800.63	3.622

James M. Poterba	22,540,350,779.81	94.029	588,338,386.39	2.454	843,015,730.05	3.517

Maceo K. Sloan	22,258,500,047.01	92.853	818,594,296.06	3.415	894,610,553.18	3.732

Laura T. Starks	22,558,492,625.08	94.105	583,589,592.17	2.434	829,622,679.00	3.461

Forrest Berkley, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Nancy L. Jacob, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

Independent registered public accounting firm

At that same meeting, CREF participants also ratified PricewaterhouseCoopers LLP to serve as the Accounts’ independent registered public accounting firm:

Account	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Overall
CREF Accounts	22,788,835,805.34	95.066	453,142,457.48	1.890	729,726,633.43	3.044

The results above were certified by ComputerShare Fund Services, Inc., independent tabulator for the College Retirement Equities Fund.

College Retirement Equities Fund ▪ 2011 Annual Report	97

Trustees & officers (unaudited)

College Retirement Equities Fund ▪ December 31, 2011

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 4/25/54	Trustee	One-year term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	76	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewall Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 10/6/62	Trustee	One-year term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	76

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 11/05/67	Trustee	One-year term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	76	Director of Copper Rock Capital Partners, LLC (investment adviser).

98	2011 Annual Report ▪ College Retirement Equities Fund

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 1/4/54	Trustee	One-year term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	76	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 1/15/43	Trustee	One-year term. Trustee since 1979.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	76	None.

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 3/27/63	Trustee	One-year term. Trustee since 2011.	Partner (2004–2010), Managing Director (2002–2010), Goldman Sachs Asset Management.	76

Investment committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 8/5/48	Trustee	One-year term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	76

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 7/13/58	Trustee	One-year term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	76	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

College Retirement Equities Fund ▪ 2011 Annual Report	99

Trustees & officers (unaudited)	continued

College Retirement Equities Fund ▪ December 31, 2011

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 10/18/49	Chairman of the Board and Trustee	One-year term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1991. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	76	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 2/17/50	Trustee	One-year term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	76	Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

100	2011 Annual Report ▪ College Retirement Equities Fund

Officers

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 5/11/59	Executive Vice President	One-year term. Executive Vice President since 1997.

President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); and Executive Vice President of CREF and TIAA Separate Account VA-1 (since 1997). Executive Vice President, President of Asset Management (since 2011); Former Executive Vice President, Asset Management (2010–2011), Executive Vice President, Investments, Research Institute & Strategy (2009–2010), Executive Vice President, Head of Asset Management (2006–2009), and Executive Vice President and Chief Investment Officer (2004–2006) of TIAA. Former CIO of TIAA-CREF Fund Complex (2004–2006). Director of Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004). Director of TIAA-CREF Asset Management (“TCAM”) (since 10/2011) (Note: TCAM was formerly known as TIAA-CREF Enterprises, Inc. (“Enterprises”) until change of name 9/2011). Former Manager of TIAA Realty Capital Management, LLC (2004–2006). Former Director of TIAA-CREF Life Insurance Company (“T-C Life”) (1997–2006). Former Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

College Retirement Equities Fund ▪ 2011 Annual Report	101

Trustees & officers (unaudited)	continued

College Retirement Equities Fund ▪ December 31, 2011

Officers — continued

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 10/28/51	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.

President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of T-C Life (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 11/22/63	Treasurer	One-year term. Treasurer since 2008.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Former Chief Financial Officer, Van Kampen Funds (2005–2006).

102	2011 Annual Report ▪ College Retirement Equities Fund

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006) of Advisors and Investment Management. Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 1/1/48	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President since 2010 and Corporate Secretary since 2008.

Senior Vice President (since 2010), Vice President (2008–2010) and Corporate Secretary (since 2008) of TIAA and the TIAA-CREF Fund Complex. Former Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Former Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003); Director, T-C Life (2003–2006).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director of TCT Holdings, Inc. (since 2007). Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

College Retirement Equities Fund ▪ 2011 Annual Report	103

Trustees & officers (unaudited)	concluded

College Retirement Equities Fund ▪ December 31, 2011

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years

Virginia M. Wilson TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 7/22/54	Executive Vice President, Chief Financial Officer and Principal Accounting Officer	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2010.

Executive Vice President, Chief Financial Officer of TIAA and Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF (since 2010). Manager and Executive Vice President of Redwood (since 2010). Director, Executive Vice President and Chief Financial Officer of TCT Holdings, Inc. (since 2010) and former Director of TCAM (2010–2011). Former Executive Vice President and Chief Financial Officer, Wyndham Worldwide Corporation (2006–2009); Executive Vice President and Chief Financial Officer, Cendant Corporation (2003–2006).

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 877 518-9161.

104	2011 Annual Report ▪ College Retirement Equities Fund

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How to reach us

TIAA-CREF website

Account performance, personal account
information and transactions, product
descriptions, and information about
investment choices and income options

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation
balances, change allocations, transfer funds
and verify credited premiums

800 842-2252
24 hours a day, 7 days a week

Telephone counseling center

Retirement saving and planning, income
options and payments, beneficiary services
and tax reporting

800 842-2252
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411
8 a.m. to 6 p.m. ET, Monday–Friday

For the hearing- or
speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing
in stocks, bonds and mutual funds

800 927-3059
8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration,
estate planning, planned giving and
endowment management

888 842-9001
9 a.m. to 6 p.m. ET, Monday–Friday

Advisor services

888 842-0318
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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $990,000 and $985,800 respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2011 and December 31, 2010, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for all other services billed to the Registrant were $25,800 and $0, respectively.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

          The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended December 31, 2011 and December 31, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2011 and December 31, 2010, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $256,730 and $245,730, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CORPORATE BONDS - 0.0%

FOOD & STAPLES RETAILING - 0.0%
$ 800	i	Marfrig Alimentos S.A.	1.000%	07/15/15	$44

		TOTAL FOOD & STAPLES RETAILING			44

REAL ESTATE - 0.0%
22,559		Kiwi Income Property Trust	8.950	12/20/14	19

		TOTAL REAL ESTATE			19

		TOTAL CORPORATE BONDS			63

		(Cost $63)

SHARES		COMPANY

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.7%
99,129		Actron Technology Corp	261
64,000	e	Aichi Machine Industry Co Ltd	226
34,200		Aisan Industry Co Ltd	265
452,022		Aisin Seiki Co Ltd	12,810
103,500	e	Akebono Brake Industry Co Ltd	444
2,277,492	*	American Axle & Manufacturing Holdings, Inc	22,524
86,324	*,e	Amerigon, Inc (Class A)	1,231
226,975		Amtek Auto Ltd	405
359,768		Amtek India Ltd	645
44,900		APM Automotive Holdings BHD	63
11,259	*	Asahi India Glass Ltd	11
12,161		AtlasBX Co Ltd	274
530,781	e	Autoliv, Inc	28,391
71,600		Autometal S.A.	533
2,903	*	Autoneum Holding AG.	151
2,956,000		AviChina Industry & Technology Co	1,232
143,839		Bajaj Holdings and Investment Ltd	4,307
548,663		Bayerische Motoren Werke AG.	36,677

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

397		Bayerische Motoren Werke AG. (Preference)	$19
63,782		Bharat Forge Ltd	303
439,972	*,e	BorgWarner, Inc	28,044
112,496	e	Brembo S.p.A.	960
848,438	e	Bridgestone Corp	19,216
6,818,200	*,e	Brilliance China Automotive Holdings Ltd	7,315
724,400	*,e	Byd Co Ltd	1,566
379,000	e	Calsonic Kansei Corp	2,154
2,485,000		Chaowei Power Holdings Ltd	1,023
2,031,513		Cheng Shin Rubber Industry Co Ltd	4,391
525,000		China Motor Corp	476
37,756	*	Cie Automotive Sa	274
28,409		Compagnie Plastic-Omnium S.A.	562
34,572	*	Continental AG.	2,147
311,729		Cooper Tire & Rubber Co	4,367
57,080		Dae Won Kang Up Co Ltd	239
36,000		Daido Metal Co Ltd	396
503,653	e	Daihatsu Motor Co Ltd	8,956
1,783,907		DaimlerChrysler AG. (EUR)	78,151
1,253,241	*	Dana Holding Corp	15,227
1,132,920		Denso Corp	31,121
203,000		Depo Auto Parts Ind Co Ltd	389
1,300		Dong Ah Tire & Rubber Co Ltd	13
4,989,600	e	Dongfeng Motor Group Co Ltd	8,520
17,800		Dongyang Mechatronics Corp	196
44,218	*,e	Dorman Products, Inc	1,633
444,900		Double Coin Holdings Ltd	240
1,853,600		Drb-Hicom BHD	1,192
88,508	*,e	Drew Industries, Inc	2,171
77,000	e	Eagle Industry Co Ltd	606
46,757	e	ElringKlinger AG.	1,159
54,182		Exedy Corp	1,556
119,946		Exide Industries Ltd	237
320,738	*,e	Exide Technologies	844
96,823	e	Faurecia	1,825
39,200	e	FCC Co Ltd	795
793,155		Federal Corp	364
209,073	*	Federal Mogul Corp (Class A)	3,084
552,125	e	Fiat S.p.A.	2,520
129,158		Fleetwood Corp Ltd	1,581
16,158,276	*,e	Ford Motor Co	173,864
235,149		Ford Otomotiv Sanayi AS	1,896
64,030	*,e	Fuel Systems Solutions, Inc	1,056
1,772,467		Fuji Heavy Industries Ltd	10,631
67,797	e	Futaba Industrial Co Ltd	381
5,410,000	e	Geely Automobile Holdings Ltd	1,179
35,983,677	*	General Motors Co	0	^
40,684,487	*	General Motors Co	0	^
18,507,434	*	General Motors Co	0	^
4,230,271	*,e	General Motors Co	0	^
26,439,191	*	General Motors Co	0	^
6,062,000	*	General Motors Co	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,057,000	*	General Motors Co	$0	^
85,268,000	*,e	General Motors Co	0	^
2,455,992	*	General Motors Co	49,783
7,950,000	*	General Motors Co	0	^
722,689	*,e	General Motors Co	0	^
383,448		Gentex Corp	11,346
17,934		Ghabbour Auto	63
5,237,587		GKN plc	14,873
23,640		Global & Yuasa Battery Co Ltd	903
1,037		Goodyear Lastikleri Turk AS.	23
1,472,778	*	Goodyear Tire & Rubber Co	20,869
7,884	*	Grammer AG.	133
2,695,750	e	Great Wall Motor Co Ltd	3,920
3,378,766	e	Guangzhou Automobile Group Co Ltd	2,811
98,210		Halla Climate Control Corp	1,862
93,460		Hanil E-Wha Co Ltd	732
129,180		Hankook Tire Co Ltd	5,080
636,567		Harley-Davidson, Inc	24,743
141,293		Hero Honda Motors Ltd	5,066
38,800		HI-LEX CORP	603
4,200	*	Hiroca Holdings Ltd	14
2,891,838	e	Honda Motor Co Ltd	88,089
72,436		Hu Lane Associate, Inc	114
17,797		Hudaco Industries Ltd	184
52,470		Hwa Shin Co Ltd	573
125,024		Hyundai Mobis	31,764
300,676		Hyundai Motor Co	55,694
59,516		Hyundai Motor Co Ltd (2nd Preference)	3,473
36,617		Hyundai Motor Co Ltd (Preference)	2,021
20,677	*	Hyundai Wia Corp	2,563
373,047		IMMSI S.p.A.	270
1,976,586		Isuzu Motors Ltd	9,099
589,500	*	Jinan Qingqi Motorcycle Co	164
2,572,575		Johnson Controls, Inc	80,418
89,500	m	Kanto Auto Works Ltd	723
366,896	e	Kayaba Industry Co Ltd	1,728
136,700	e	Keihin Corp	2,259
1,068,966		Kenda Rubber Industrial Co Ltd	1,065
458,382		Kia Motors Corp	26,599
93,000	e	Kinugawa Rubber Industrial Co Ltd	816
69,196		Koito Manufacturing Co Ltd	967
44,510	*	Kolao Holdings	329
25,450	*	Kumho Tire Co, Inc	230
62,290	e	Landi Renzo S.p.A.	98
718,525		Lear Corp	28,596
62,847		Leoni AG.	2,090
89,698		Linamar Corp	1,233
266,129	e	Magna International, Inc (Class A)	8,882
508,314		Mahindra & Mahindra Ltd	6,519
19,976		Mando Corp	3,579
116,982	*	Martinrea International, Inc	855
111,245		Maruti Udyog Ltd	1,921

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,124,942	*,e	Mazda Motor Corp	$1,978
674,646		Michelin (C.G.D.E.) (Class B)	39,750
1,188,000	e	Minth Group Ltd	1,111
47,000		Mitsuba Corp	366
3,560,376	*,e	Mitsubishi Motors Corp	4,195
203,826	*,e	Modine Manufacturing Co	1,928
58,860		Motonic Corp	363
49,263	*,e	Motorcar Parts of America, Inc	369
4,838		MRF Ltd	635
36,300		Musashi Seimitsu Industry Co Ltd	781
533,217		Nan Kang Rubber Tire Co Ltd	799
720		Nexen Corp	48
46,030		Nexen Tire Corp	741
262,613	e	NGK Spark Plug Co Ltd	3,246
416,796		NHK Spring Co Ltd	3,684
11,800	e	Nidec-Tosok Corp	140
105,851	e	Nifco, Inc	2,942
65,000	e	Nippon Seiki Co Ltd	704
5,357,744		Nissan Motor Co Ltd	47,979
94,941		Nissan Shatai Co Ltd	920
55,600		Nissin Kogyo Co Ltd	796
138,126		NOK Corp	2,356
41,667	e	Nokian Renkaat Oyj	1,338
848,000	*,m	Norstar Founders Group Ltd	0	^
24,910		Otokar Otobus Karoseri Sanayi AS.	323
142,407	e	Peugeot S.A.	2,218
180,127	e	Piaggio & C S.p.A.	422
55,251	e	Pirelli & C S.p.A.	463
183,300	*	Plascar Participacoes Industriais S.A.	185
1,493,870		Porsche AG.	79,751
426,000		Press Kogyo Co Ltd	2,043
269,000		Proton Holdings BHD	409
3,596,631		PT Astra International Tbk	29,309
2,810,500		PT Gajah Tunggal Tbk	927
1,149,500		PT Multistrada Arah Sarana Tbk	63
16,063		Pyeong Hwa Automotive Co Ltd	219
5,478,000		Qingling Motors Co Ltd	1,443
255,213		Renault S.A.	8,813
200,000		Riken Corp	748
28,660		S&T Daewoo Co Ltd	768
29,820		S&T Dynamics Co Ltd	424
52,563	*,e	SAF-Holland S.A.	241
155,000	e	Sanden Corp	465
50,100		Sanoh Industrial Co Ltd	352
669,920		Sanyang Industry Co Ltd	363
17,010		Sejong Industrial Co Ltd	171
20,471	*,e	Shiloh Industries, Inc	172
66,500	*	Showa Corp	382
17,730	*	SL Corp	322
7,139		Societe Fonciere Financiere et de Participations FFP	282
200,768		Sogefi S.p.A.	505
475,700		Somboon Advance Technology PCL	316

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

222,013		Spartan Motors, Inc	$1,068
1,336,100		Sri Trang Agro-Industry PCL	744
48,450	*	Ssangyong Motor Co	214
116,005		Standard Motor Products, Inc	2,326
184,995		Stanley Electric Co Ltd	2,711
102,922	*,e	Stoneridge, Inc	868
400,603		Sumitomo Rubber Industries, Inc	4,811
9,500		Sundram Fasteners Ltd	9
26,745		Sungwoo Hitech Co Ltd	322
115,761		Superior Industries International, Inc	1,915
309,753		Suzuki Motor Corp	6,378
2,372,653		T RAD Co Ltd	7,822
56,000		Ta Yih Industrial Co Ltd	104
29,100		Tachi-S Co Ltd	507
42,100		Takata Corp	860
210,400		TAN Chong Motor Holdings BHD	271
3,071,183		Tata Motors Ltd	10,311
22,200	e	Teikoku Piston Ring Co Ltd	259
297,653	*	Tenneco, Inc	8,864
141,490	*,e	Tesla Motors, Inc	4,041
117,889		Thor Industries, Inc	3,234
2,588,000		Tianneng Power International Ltd	1,162
62,169		Tofas Turk Otomobil Fabrik	194
67,363		Tokai Rika Co Ltd	1,029
82,500		Tokai Rubber Industries, Inc	912
758,630		Tong Yang Industry Co Ltd	813
87,500		Topre Corp	859
27,810	*	Tower International, Inc	299
246,000		Toyo Tire & Rubber Co Ltd	557
121,470	e	Toyoda Gosei Co Ltd	1,924
55,100	m	Toyota Auto Body Co Ltd	806
63,263	e	Toyota Boshoku Corp	659
321,077		Toyota Industries Corp	8,687
4,093,937		Toyota Motor Corp	135,376
805,559	*	TRW Automotive Holdings Corp	26,261
56,600		TS Tech Co Ltd	890
14,700		Tube Investments Of India	30
143,601		Tung Thih Electronic Co Ltd	226
441,940		TVS Motor Co Ltd	433
342,990		TYC Brother Industrial Co Ltd	134
1,334,141		UMW Holdings BHD	2,946
52,100		Unipres Corp	1,489
174,956		Valeo S.A.	6,924
945,586	*	Visteon Corp	47,222
151,032		Volkswagen AG.	20,219
74,113		Volkswagen AG. (Preference)	11,081
112,221	*,e	Winnebago Industries, Inc	828
2,206,000	e	Xinyi Glass Holdings Co Ltd	1,262
206,672	*,e	Yamaha Motor Co Ltd	2,614
399,000	e	Yokohama Rubber Co Ltd	2,234
92,300	e	Yorozu Corp	2,098
1,049,258		Yulon Motor Co Ltd	1,799

		TOTAL AUTOMOBILES & COMPONENTS	1,629,902

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

BANKS - 5.6%
85,875	e	1st Source Corp	$2,175
96,952	*,e	1st United Bancorp, Inc	538
908,030		77 Bank Ltd	3,897
61,517	*	Aareal Bank AG.	1,110
483,158		ABSA Group Ltd	8,426
442,800		Affin Holdings BHD	430
38,073,000	e	Agricultural Bank of China	16,299
422,358	*	Agricultural Bank of Greece	161
15,600		Aichi Bank Ltd	902
1,646,291		Akbank TAS	5,217
366,000		Akita Bank Ltd	1,053
491,859		Albaraka Turk Katilim Bankasi AS	407
22,194	e	Alliance Financial Corp	685
1,107,700		Alliance Financial Group BHD	1,380
1,084,430	*	Alpha Bank S.A.	747
315,270	*,m	Amagerbanken AS	0	^
102,213	*,e	Ameris Bancorp	1,051
37,288	e	Ames National Corp	727
121,154		Andhra Bank	182
541,290	*,m	Anglo Irish Bank Corp plc	0	^
294,000		Aomori Bank Ltd	895
3,082,484	e	Aozora Bank Ltd	8,481
52,164	*,e	Apollo Residential Mortgage	796
48,284	e	Arrow Financial Corp	1,132
286,450		Associated Banc-Corp	3,200
498,741	e	Astoria Financial Corp	4,234
630,108	*	Asya Katilim Bankasi AS	528
72,394		Attijariwafa Bank	2,950
3,551,699		Australia & New Zealand Banking Group Ltd	74,390
291,721	e	Awa Bank Ltd	1,959
478,218	e	Banca Carige S.p.A.	914
296,359		Banca Civica S.A.	868
13,039,205		Banca Intesa S.p.A.	21,717
5,289,083		Banca Intesa S.p.A. RSP	6,561
13,576,577	e	Banca Monte dei Paschi di Siena S.p.A.	4,409
434,979		Banca Popolare dell’Emilia Romagna Scrl	3,100
104,164	*	Banca Popolare dell’Etruria e del Lazio	151
5,579,404	e	Banca Popolare di Milano	2,208
427,350	e	Banca Popolare di Sondrio SCARL	3,429
43,305	e	Bancfirst Corp	1,626
606,701	e	Banche Popolari Unite Scpa	2,476
114,600		Banco ABC Brasil S.A.	766
4,662,166	e	Banco Bilbao Vizcaya Argentaria S.A.	40,161
1,029,885	*,e	Banco BPI S.A.	639
3,300		Banco Bradesco S.A. (ADR)	55
3,408,246		Banco Bradesco S.A. (Preference)	56,187
5,331,591	*,e	Banco Comercial Portugues S.A.	934
66,900		Banco Daycoval S.A.	337
32,880,803		Banco de Chile	4,480

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,623		Banco de Credito e Inversiones	$2,324
1,610,050		Banco de Oro Universal Bank	2,167
859,523	e	Banco de Sabadell S.A.	3,255
633,508	e	Banco de Valencia S.A.	503
71,943		Banco di Desio e della Brianza S.p.A.	276
1,430,376		Banco do Brasil S.A.	18,174
425,681		Banco do Estado do Rio Grande do Sul	4,564
380,191	e	Banco Espirito Santo S.A.	662
157,300		Banco Industrial e Comercial S.A.	637
4,404,800		Banco Itau Holding Financeira S.A.	80,267
116,053		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,863
53,700		Banco Panamericano S.A.	174
42,600		Banco Pine S.A.	303
1,298,942	e	Banco Popolare Scarl	1,676
788,084	e	Banco Popular Espanol S.A.	3,579
1,261,739		Banco Santander Brasil S.A.	10,120
14,128,719		Banco Santander Central Hispano S.A.	106,737
75,180,292		Banco Santander Chile S.A.	5,427
291,413		BanColombia S.A.	4,281
56,000	e	BanColombia S.A. (ADR)	3,335
170,835		BanColombia S.A. (Preference)	2,434
14,057	e,m	Bancorp Rhode Island, Inc	558
416,407	e	Bancorpsouth, Inc	4,589
108,500		Bangkok Bank PCL	527
2,186,700		Bangkok Bank PCL (Foreign)	11,350
204,073	*,e	Banif SGPS S.A.	90
65,623		Bank Handlowy w Warszawie S.A.	1,288
837,904		Bank Hapoalim Ltd	2,740
1,240,919		Bank Leumi Le-Israel	3,564
441,194		Bank Millennium S.A.	484
215,951	e	Bank Mutual Corp	687
2,091,300		Bank of Ayudhya PCL	1,468
433,400		Bank of Ayudhya PCL - NVDR	302
131,229,000		Bank of China Ltd	48,121
22,053,332	e	Bank of Communications Co Ltd	15,343
1,166,099		Bank of Cyprus Public Co Ltd	916
1,160,595	e	Bank of East Asia Ltd	4,379
77,372	e	Bank of Hawaii Corp	3,442
135,836		Bank of India	681
37,033,817	*	Bank of Ireland	3,916
20,400	e	Bank of Iwate Ltd	881
895,183		Bank of Kaohsiung	264
24,138	e	Bank of Kentucky Financial Corp	484
531,125	e	Bank of Kyoto Ltd	4,566
24,117	e	Bank of Marin Bancorp	907
3,190		Bank of Montreal	175
1,085,205	e	Bank of Montreal	59,525
213,000		Bank of Nagoya Ltd	679
1,430,107	e	Bank of Nova Scotia	71,354
35,400		Bank of Okinawa Ltd	1,499
452,785	e	Bank of Queensland Ltd	3,372
271,541		Bank of Saga Ltd	680

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

120,654	e	Bank of the Ozarks, Inc	$3,575
2,143,111		Bank of the Philippine Islands	2,698
81,300		Bank of the Ryukyus Ltd	1,004
1,244,763		Bank of Yokohama Ltd	5,873
162,226		Bank Pekao S.A.	6,615
24,617,500		Bank Rakyat Indonesia	18,299
103,684		BankFinancial Corp	572
652,460	*	Bankia SAU	3,036
157,380	e	Bankinter S.A.	963
27,414		BankUnited	603
87,443		Banner Corp	1,500
5,862	e	Banque Cantonale Vaudoise	2,841
35,889,976		Barclays plc	98,290
2,117,819	e	BB&T Corp	53,306
267,037	*	BBCN Bancorp, Inc	2,523
863,586		Bendigo Bank Ltd	7,068
164,982	*	Beneficial Mutual Bancorp, Inc	1,379
75,955	e	Berkshire Hills Bancorp, Inc	1,685
1,988,136		BNP Paribas	77,417
16,096,987		BOC Hong Kong Holdings Ltd	37,983
27,873	*,e	BofI Holding, Inc	453
40,069		BOK Financial Corp	2,201
334,307	e	Boston Private Financial Holdings, Inc	2,654
15,244	*	BRE Bank S.A.	1,083
29,125	e	Bridge Bancorp, Inc	580
38,897	*,e	Bridge Capital Holdings	405
251,919	e	Brookline Bancorp, Inc	2,126
43,607		Bryn Mawr Bank Corp	850
278,027	*	BS Financial Group	2,669
7,376,996		Bumiputra-Commerce Holdings BHD	17,298
41,069	e	Camden National Corp	1,339
801,268	e	Canadian Imperial Bank of Commerce/Canada	58,037
155,276	e	Canadian Western Bank	3,932
152,855		Canara Bank	1,048
48,273	*,e	Cape Bancorp, Inc	379
30,431	*,e	Capital Bank Corp	61
73,354	e	Capital City Bank Group, Inc	701
883,835		CapitalSource, Inc	5,922
45,701		Capitec Bank Holdings Ltd	1,007
413,052		Capitol Federal Financial	4,767
124,392	e	Cardinal Financial Corp	1,336
14,093	*,e	Cascade Bancorp	62
340,789		Cathay General Bancorp	5,088
52,069	e	Center Bancorp, Inc	509
106,327		Centerstate Banks of Florida, Inc	704
75,331	*,e	Central Pacific Financial Corp	973
17,968	e	Century Bancorp, Inc	507
6,044,890		Chang Hwa Commercial Bank	3,279
14,782	e	Charter Financial Corp	137
121,199	e	Chemical Financial Corp	2,584
2,400,189	e	Chiba Bank Ltd	15,432
48,800	*	Chiba Kogyo Bank Ltd	257

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,553,000	e	China Citic Bank	$11,512
111,109,631	e	China Construction Bank	77,178
13,141,270		China Development Financial Holding Corp	3,714
8,632,622	e	China Merchants Bank Co Ltd	17,348
7,229,800	e	China Minsheng Banking Corp Ltd	6,244
19,412,417		Chinatrust Financial Holding Co	12,097
159,000		Chong Hing Bank Ltd	282
5,469,000	*,e	Chongqing Rural Commercial Bank	2,818
75,734	e	Chugoku Bank Ltd	1,054
690,678	*,e	CIT Group, Inc	24,084
64,890	e	Citizens & Northern Corp	1,199
73,106	e	City Holding Co	2,478
73,532	e	City National Corp	3,249
138,638		City Union Bank Ltd	113
44,490	e	Clifton Savings Bancorp, Inc	413
47,763	e	CNB Financial Corp	754
125,178	e	CoBiz, Inc	722
179,105		Columbia Banking System, Inc	3,451
83,356		Comdirect Bank AG.	806
325,807	e	Comerica, Inc	8,406
387,560		Commerce Bancshares, Inc	14,774
902,297		Commercial International Bank	2,806
2,775,749	*,e	Commerzbank AG.	4,672
1,762,295	e	Commonwealth Bank of Australia	88,522
179,264	e	Community Bank System, Inc	4,984
75,981	e	Community Trust Bancorp, Inc	2,235
93,193,381		CorpBanca S.A.	1,197
654,000	*	Cosmos Bank Taiwan	135
124,539		Credicorp Ltd (NY)	13,633
1,347,432	e	Credit Agricole S.A.	7,549
115,512	e	Credito Emiliano S.p.A.	410
706,591	e	Criteria Caixacorp S.A.	3,453
84,502		Cullen/Frost Bankers, Inc	4,471
373,334	e	CVB Financial Corp	3,745
534,600	e	Dah Sing Banking Group Ltd	455
183,600		Dah Sing Financial Holdings Ltd	548
675,000		Daishi Bank Ltd	2,198
505,116	*	Danske Bank AS	6,383
2,161,596		DBS Group Holdings Ltd	19,187
59,216		Dena Bank	54
722,608	*	Development Credit Bank Ltd	432
15,848		Dewan Housing Finance Corp Ltd	54
994,599	*,e	Dexia	379
203,390	*	DGB Financial Group Co Ltd	2,286
2,090,892		Dhanalakshmi Bank Ltd	1,756
154,006	e	Dime Community Bancshares	1,940
1,743,513	e	DNB NOR Holding ASA	16,994
570,051	*,e	Doral Financial Corp	545
5,662,355		E.Sun Financial Holding Co Ltd	2,438
58,448	*,e	Eagle Bancorp, Inc	850
1,514,774		East West Bancorp, Inc	29,917
877,737	*	EFG Eurobank Ergasias S.A.	427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

225,904		Ehime Bank Ltd	$670
300,000		Eighteenth Bank Ltd	760
27,659	*,e	Encore Bancshares, Inc	374
24,674	e	Enterprise Bancorp, Inc	353
78,882	e	Enterprise Financial Services Corp	1,167
165,137		Erste Bank der Oesterreichischen Sparkassen AG.	2,899
55,588	e	ESB Financial Corp	782
62,295		ESSA Bancorp, Inc	652
2,514,136		Far Eastern International Bank	933
34,106		Federal Agricultural Mortgage Corp (Class C)	615
186,861		Federal Bank Ltd	1,183
9,316	*	FIBI Holdings Ltd	112
276,500		FIDEA Holdings Co Ltd	716
6,463,324		Fifth Third Bancorp	82,212
62,613	e	Financial Institutions, Inc	1,011
4,960	*,e,m	Fionia Bank AS	0	^
90,716	e	First Bancorp (NC)	1,011
2,309	*,e	First Bancorp (Puerto Rico)	8
40,135	e	First Bancorp, Inc	617
442,598	e	First Busey Corp	2,213
8,491	e	First Citizens Bancshares, Inc (Class A)	1,486
503,429	e	First Commonwealth Financial Corp	2,648
60,067		First Community Bancshares, Inc	750
40,300	e	First Connecticut Bancorp	524
46,169	e	First Defiance Financial Corp	674
297,588	e	First Financial Bancorp	4,952
122,995	e	First Financial Bankshares, Inc	4,112
55,186		First Financial Corp	1,837
8,232,728		First Financial Holding Co Ltd	4,819
104,682	e	First Financial Holdings, Inc	935
5,297,360	e	First Horizon National Corp	42,379
48,014	*	First International Bank Of Israel Ltd	429
84,601		First Interstate Bancsystem, Inc	1,102
140,301		First Merchants Corp	1,188
324,023		First Midwest Bancorp, Inc	3,282
493,300		First Niagara Financial Group, Inc	4,257
29,664		First of Long Island Corp	781
35,028	e	First Pactrust Bancorp, Inc	359
545,101	*,e	First Republic Bank	16,686
488,253	e	FirstMerit Corp	7,387
635,916	*	Flagstar Bancorp, Inc	321
170,664		Flushing Financial Corp	2,155
610,727	e	FNB Corp	6,907
57,721		Fox Chase Bancorp, Inc	729
54,654	*,e	Franklin Financial Corp	647
440,000		Fukui Bank Ltd	1,336
998,350		Fukuoka Financial Group, Inc	4,183
328,709		Fulton Financial Corp	3,225
56,240	e	Genworth MI Canada, Inc	1,132
63,969	e	German American Bancorp, Inc	1,164
392,709	*	Getin Holding S.A.	798
343,446	e	Glacier Bancorp, Inc	4,132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,002	e	Great Southern Bancorp, Inc	$1,486
218,206	*	Greek Postal Savings Bank	112
6,124		Gruh Finance Ltd	64
353,359		Grupo Aval Acciones y Valores	233
2,507,789	e	Grupo Financiero Banorte S.A. de C.V.	7,605
2,570,732	e	Grupo Financiero Inbursa S.A.	4,727
382,203		Gunma Bank Ltd	2,096
801,150	e	Hachijuni Bank Ltd	4,564
42,733	*,e	Hampton Roads Bankshares, Inc	117
415,600		Hana Financial Group, Inc	12,878
331,085		Hancock Holding Co	10,585
903,377	e	Hang Seng Bank Ltd	10,701
127,870	*,e	Hanmi Financial Corp	946
2,269,049		HDFC Bank Ltd	18,248
72,183		Heartland Financial USA, Inc	1,107
85,773	*,e	Heritage Commerce Corp	407
82,138	e	Heritage Financial Corp	1,032
188,000		Higashi-Nippon Bank Ltd	392
362,331		Higo Bank Ltd	2,044
108,493	e	Hiroshima Bank Ltd	503
458,000		Hokkoku Bank Ltd	1,674
425,000		Hokuetsu Bank Ltd	859
229,806		Hokuhoku Financial Group, Inc	447
93,123		Home Bancshares, Inc	2,413
42,869		Home Capital Group, Inc	2,066
77,407		Home Federal Bancorp, Inc	805
845,640		Hong Leong Bank BHD	2,907
410,812		Hong Leong Credit BHD	1,510
1,714,604		Housing Development Finance Corp	21,028
30,648,291		HSBC Holdings plc	233,969
7,221,551		Hua Nan Financial Holdings Co Ltd	3,895
872,182	e	Hudson City Bancorp, Inc	5,451
53,180		Hudson Valley Holding Corp	1,128
14,262,777		Huntington Bancshares, Inc	78,303
498,692		Hyakugo Bank Ltd	1,972
496,000		Hyakujushi Bank Ltd	2,212
127,375	e	IBERIABANK Corp	6,280
710,752		ICICI Bank Ltd	9,241
98,018	e	Independent Bank Corp	2,675
44,800		Indian Overseas Bank	62
438,490		IndusInd Bank Ltd	1,862
127,883,166	e	Industrial & Commercial Bank of China	75,535
318,970		Industrial Bank of Korea	3,462
994,879		ING Vysya Bank Ltd	5,439
283,547		International Bancshares Corp	5,199
3,228,441		Investimentos Itau S.A. - PR	19,524
179,530	*	Investors Bancorp, Inc	2,420
586,469	*	Israel Discount Bank Ltd	787
10,700		Itau Unibanco Banco Multiplo S.A. (ADR)	199
46,236		Iyo Bank Ltd	456
8,452		Jammu & Kashmir Bank Ltd	108
134,640		Jeonbuk Bank	566

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

963,939		Joyo Bank Ltd	$4,254
656,555		Juroku Bank Ltd	2,140
108,471	*	Jyske Bank	2,659
204,000		Kagoshima Bank Ltd	1,431
393,535		Kansai Urban Banking Corp	628
171,700	e	Kanto Tsukuba Bank Ltd	563
205,710		Karnataka Bank Ltd	252
12,505		Karur Vusya Bank Ltd	82
497,100		Kasikornbank PCL	1,918
95,300		Kasikornbank PCL - NVDR	368
2,025,800		Kasikornbank PCL (Foreign)	7,980
887,504		KB Financial Group, Inc	27,966
500,610		KBC Groep NV	6,260
72,724	e	Kearny Financial Corp	691
979,000		Keiyo Bank Ltd	4,843
3,086,679		Keycorp	23,737
537,300		Kiatnakin Bank PCL	544
1,218,000	*	King’s Town Bank	685
1,424,000		Kiyo Holdings, Inc	2,217
33,523		Komercni Banka AS	5,650
1,137,280		Korea Exchange Bank	7,265
4,206,000		Krung Thai Bank PCL	1,983
95,779	e	Lakeland Bancorp, Inc	826
84,733	e	Lakeland Financial Corp	2,192
5,687		Lakshmi Vilas Bank Ltd	10
34,752	e	Laurentian Bank of Canada	1,632
880,498		LIC Housing Finance Ltd	3,666
24,690	e	Liechtenstein Landesbank	1,091
52,515,494	*	Lloyds TSB Group plc	21,094
296,317	e	M&T Bank Corp	22,621
130,550	e	MainSource Financial Group, Inc	1,153
4,545,308		Malayan Banking BHD	12,299
1,767,700		Malaysia Building Society	1,047
3,052,435	*	Marfin Popular Bank Public Co Ltd	1,160
239,008	e	MB Financial, Inc	4,087
12,765,987		Mega Financial Holding Co Ltd	8,500
26,874	e	Merchants Bancshares, Inc	785
50,021	*,e	Meridian Interstate Bancorp, Inc	623
1,891,041		Metropolitan Bank & Trust	2,935
922,231	*,e	MGIC Investment Corp	3,440
28,069	e	Midsouth Bancorp, Inc	365
205,000		Mie Bank Ltd	463
414,000		Minato Bank Ltd	749
15,846,864		Mitsubishi UFJ Financial Group, Inc	67,087
6,632,097		Mitsui Trust Holdings, Inc	19,449
316,000		Miyazaki Bank Ltd	774
321,393		Mizrahi Tefahot Bank Ltd	2,552
18,607,343		Mizuho Financial Group, Inc	25,196
68,368		Musashino Bank Ltd	2,270
381,928		Nanto Bank Ltd	2,115
2,385,151		National Australia Bank Ltd	56,818
298,352	e	National Bank of Canada	21,127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

846,745	*	National Bank of Greece S.A.	$1,750
38,789	e	National Bankshares, Inc	1,083
705,700		National Finance PCL	597
568,687	e	National Penn Bancshares, Inc	4,800
96,839		National Societe Generale Bank SAE	328
1,006,053		Natixis	2,514
162,947	e	NBT Bancorp, Inc	3,606
259,736		Nedbank Group Ltd	4,657
711,688	e	New York Community Bancorp, Inc	8,804
785,185		Nishi-Nippon City Bank Ltd	2,252
72,025	*,f	NOMOS-BANK (GDR) (purchased 04/19/11, cost $1,139)	683
2,447,686		Nordea Bank AB	18,866
69,804	e	Northfield Bancorp, Inc	988
480,525		Northwest Bancshares, Inc	5,978
65,218	e	OceanFirst Financial Corp	852
341,663	*	Ocwen Financial Corp	4,947
471,000		Ogaki Kyoritsu Bank Ltd	1,534
326,000		Oita Bank Ltd	939
420,057		Old National Bancorp	4,894
43,241	*,e	OmniAmerican Bancorp, Inc	679
166,852	e	Oriental Financial Group, Inc	2,021
193,271	e	Oritani Financial Corp	2,468
33,779	e	Orrstown Financial Services, Inc	279
288,813	e	OTP Bank	3,802
1,156,551	e	Oversea-Chinese Banking Corp	6,975
36,303	*,e	Pacific Capital Bancorp	1,025
68,813	e	Pacific Continental Corp	609
155,992		PacWest Bancorp	2,956
735,708		Paragon Group of Cos plc	2,090
11,100		Parana Banco S.A.	64
58,646	e	Park National Corp	3,816
169,308	*	Park Sterling Bank	691
18,087	e	Penns Woods Bancorp, Inc	701
72,612	*	Pennsylvania Commerce Bancorp, Inc	608
65,159	e	Peoples Bancorp, Inc	965
1,392,231	e	People’s United Financial, Inc	17,890
429,240	*	Philippine National Bank	552
548,325		Piccolo Credito Valtellinese Scarl	1,241
155,697	*,e	Pinnacle Financial Partners, Inc	2,515
3,184,800	*	Piraeus Bank S.A.	1,035
2,621,679	e	PNC Financial Services Group, Inc	151,191
1,628,827	*	Popular, Inc	2,264
1,098,202		Powszechna Kasa Oszczednosci Bank Polski S.A.	10,193
287,423		PrivateBancorp, Inc	3,156
210,596	e	Prosperity Bancshares, Inc	8,498
280,683	e	Provident Financial Services, Inc	3,758
173,421		Provident New York Bancorp	1,152
7,786,000		PT Bank Bukopin Tbk	497
15,491,500		PT Bank Central Asia Tbk	13,644
4,237,735		PT Bank Danamon Indonesia Tbk	1,914
13,684,500		PT Bank Jabar Banten Tbk	1,369
13,193,636		PT Bank Mandiri Persero Tbk	9,805

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,611,523		PT Bank Negara Indonesia	$5,694
9,068,000		PT Bank Tabungan Negara Tbk	1,209
78,946		Public Bank BHD	333
1,854,911		Public Bank BHD (Foreign)	7,722
18,510		Punjab & Sind Bank	21
552,484	e	Radian Group, Inc	1,293
152,461	e	Raiffeisen International Bank Holding AG.	3,947
2,334,104		Regions Financial Corp	10,037
138,998		Renasant Corp	2,085
68,197	e	Republic Bancorp, Inc (Class A)	1,562
2,711,840		Resona Holdings, Inc	11,938
696,780		RHB Capital BHD	1,643
728,400		Rizal Commercial Banking Corp	500
115,538		Rockville Financial, Inc	1,197
40,384	e	Roma Financial Corp	397
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	6,910
2,117,152	e	Royal Bank of Canada (Toronto)	108,023
20,001,036	*	Royal Bank of Scotland Group plc	6,304
121,283	e	S&T Bancorp, Inc	2,371
52,808	e	S.Y. Bancorp, Inc	1,084
99,173		Sandy Spring Bancorp, Inc	1,740
212,000		San-In Godo Bank Ltd	1,589
605,400	e	Sapporo Hokuyo Holdings, Inc	2,165
4,093,328	*	Sberbank of Russian Federation (ADR)	40,485
76,449	e	SCBT Financial Corp	2,218
393,916	*,e	Seacoast Banking Corp of Florida	599
508,926		Security Bank Corp	1,132
774,388		Sekerbank TAS	367
1,298,800	e	Senshu Ikeda Holdings, Inc	1,913
985,500		Seven Bank Ltd	1,929
493,000		Shiga Bank Ltd	3,352
294,000		Shikoku Bank Ltd	1,105
9,800		Shimizu Bank Ltd	358
706,372		Shinhan Financial Group Co Ltd	24,427
16,325,823		Shinsei Bank Ltd	16,880
1,775,559	e	Shizuoka Bank Ltd	18,679
2,085,200		Siam Commercial Bank PCL	7,601
63,071	e	Sierra Bancorp	555
197,566	*,e	Signature Bank	11,852
86,908	e	Simmons First National Corp (Class A)	2,363
8,055,820		SinoPac Financial Holdings Co Ltd	2,450
2,073,612		Skandinaviska Enskilda Banken AB (Class A)	12,031
692,716		Societe Generale	15,292
986,430		South Indian Bank Ltd	373
95,931	e	Southside Bancshares, Inc	2,078
113,421	*,e	Southwest Bancorp, Inc	676
153,764		Sparebanken Midt-Norge	1,008
3,627		St Galler Kantonalbank	1,365
1,771,109		Standard Bank Group Ltd	21,635
3,451,422		Standard Chartered plc	75,491
43,774		Standard Chartered plc (Hong Kong)	955

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,956		State Bancorp, Inc	$914
116,085	*	State Bank & Trust Co	1,754
10,927		State Bank of Bikaner & Jaip	63
59,682		State Bank of India Ltd	1,817
30,426	f	State Bank of India Ltd (GDR) (purchased 08/27/09, cost $2,972)	1,945
2,543		State Bank of Travancore	22
102,954		StellarOne Corp	1,172
115,758		Sterling Bancorp	1,000
127,727	*,e	Sterling Financial Corp	2,133
42,380		Suffolk Bancorp	457
3,860,071		Sumitomo Mitsui Financial Group, Inc	107,050
260,105	*,e	Sun Bancorp, Inc	629
868,330		SunTrust Banks, Inc	15,369
1,330,678		Suruga Bank Ltd	11,877
735,779		Susquehanna Bancshares, Inc	6,166
211,377	*,e	SVB Financial Group	10,081
1,169,893	e	Svenska Handelsbanken (A Shares)	30,658
877,590		Swedbank AB (A Shares)	11,325
91,803		Sydbank AS	1,435
144,279		Syndicate Bank	185
2,041,924	e	Synovus Financial Corp	2,879
2,899,800	*	Ta Chong Bank Co Ltd	675
2,048,762		Taichung Commercial Bank	590
7,206,111		Taishin Financial Holdings Co Ltd	2,495
3,640,453	*	Taiwan Business Bank	1,120
5,770,273	*	Taiwan Cooperative Financial Holding	3,468
65,187	*,e	Taylor Capital Group, Inc	634
425,455	e	TCF Financial Corp	4,391
64,079		Territorial Bancorp, Inc	1,266
148,663	*,e	Texas Capital Bancshares, Inc	4,551
122,646	*	TFS Financial Corp	1,099
110,109	*,e	The Bancorp, Inc	796
807,700		Tisco Bank PCL	971
169,000		Tochigi Bank Ltd	604
290,000		Toho Bank Ltd	840
41,500		Tokyo Tomin Bank Ltd	504
294,600		Tomony Holdings, Inc	1,293
49,576	e	Tompkins Trustco, Inc	1,909
1,518,552	e	Toronto-Dominion Bank	113,717
491,000		Towa Bank Ltd	567
56,200		Tower Bancorp, Inc	1,604
95,189	e	TowneBank	1,165
68,503	e	Trico Bancshares	974
406,773	e	Trustco Bank Corp NY	2,282
303,069	e	Trustmark Corp	7,362
3,546,492		Turkiye Garanti Bankasi AS	11,026
654,064		Turkiye Halk Bankasi AS	3,409
2,214,274		Turkiye Is Bankasi (Series C)	3,863
1,142,731		Turkiye Sinai Kalkinma Bankasi AS.	1,101
2,629,461		Turkiye Vakiflar Bankasi Tao	3,395
394,853		UCO Bank	338

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

152,903	e	UMB Financial Corp	$5,696
517,700	e	Umpqua Holdings Corp	6,414
1,282,248	e	UniCredit S.p.A	10,576
31,330	*	Union Bank of Israel	88
541,000	*	Union Bank Of Taiwan	177
97,261	e	Union Bankshares Corp	1,293
203,245	e	United Bankshares, Inc	5,746
151,607	*,e	United Community Banks, Inc	1,060
70,876	e	United Financial Bancorp, Inc	1,140
890,679	e	United Overseas Bank Ltd	10,482
68,868	e	Univest Corp of Pennsylvania	1,008
11,951,466	e	US Bancorp	323,286
354,565		UTI Bank Ltd	5,386
20,130		Valiant Holding	2,545
279,282	e	Valley National Bancorp	3,455
162,216		ViewPoint Financial Group	2,110
436,660		Vijaya Bank	371
129,657	*,e	Virginia Commerce Bancorp	1,002
2,614,036	f	VTB Bank OJSC (GDR) (purchased 02/27/09, cost $14,204)	9,410
45,193	*	Walker & Dunlop, Inc	568
53,883		Washington Banking Co	642
179,765	e	Washington Federal, Inc	2,515
57,536	e	Washington Trust Bancorp, Inc	1,373
331,104		Webster Financial Corp	6,751
30,622,713		Wells Fargo & Co	843,961
111,951	e	WesBanco, Inc	2,180
89,806	e	West Bancorporation, Inc	860
87,187	*,e	West Coast Bancorp	1,360
122,797	e	Westamerica Bancorporation	5,391
315,825	*,e	Western Alliance Bancorp	1,968
122,631	e	Westfield Financial, Inc	903
3,661,373	e	Westpac Banking Corp	74,744
248,219	*,e	Wilshire Bancorp, Inc	901
138,398		Wing Hang Bank Ltd	1,132
171,675	e	Wintrust Financial Corp	4,815
619,010		Woori Finance Holdings Co Ltd	5,075
32,948	e	WSFS Financial Corp	1,185
27,000		Yachiyo Bank Ltd	639
216,000	e	Yamagata Bank Ltd	1,054
166,905		Yamaguchi Financial Group, Inc	1,590
221,000		Yamanashi Chuo Bank Ltd	898
1,139,101	*	Yapi ve Kredi Bankasi	1,613
44,620		Yes Bank Ltd	200
674,469	e	Zions Bancorporation	10,980

		TOTAL BANKS	5,402,578

CAPITAL GOODS - 8.4%
1,455,989		3M Co	118,998
223,875		A.O. Smith Corp	8,982
347,228	*,e	A123 Systems, Inc	559
131,929		Aalberts Industries NV	2,207

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,404	e	Aaon, Inc	$1,566
186,047		AAR Corp	3,567
763,980		ABB Ltd	14,352
54,795	e	Abengoa S.A.	1,157
48,201		ABG Shipyard Ltd	355
3,746,092		Aboitiz Equity Ventures Inc	3,434
547,000		AcBel Polytech, Inc	297
174,535	*,e	Accuride Corp	1,243
229,000		ACES Electronic Co Ltd	376
109,785	e	Aceto Corp	758
44,535	e	ACS Actividades Cons y Servicios S.A.	1,315
116,970		Acter Co Ltd	367
383,880	*,e	Active Power, Inc	253
316,545	e	Actuant Corp (Class A)	7,182
177,684		Acuity Brands, Inc	9,417
320,610		Adani Enterprises Ltd	1,771
56,609		Aditya Birla Nuvo Ltd	788
168,000		Advan Co Ltd	1,450
49,000		Advanced Ceramic X Corp	105
481,450	*	Aecom Technology Corp	9,903
111,555		Aecon Group, Inc	1,145
183,815	*	Aegion Corp	2,820
94,769	*,e	Aerovironment, Inc	2,982
36,526		AFG Arbonia-Forster Hldg	683
15,100	e	AG Growth International Inc	556
1,433,702	*	AGCO Corp	61,606
129,999		Aica Kogyo Co Ltd	1,756
40,500		Aichi Corp	159
75,000		Aida Engineering Ltd	345
94,166	*,e	Air Lease Corp	2,233
206,466		Aircastle Ltd	2,626
126,857	*	Akfen Holding AS.	475
58,501	e	Alamo Group, Inc	1,575
226,239		Alarko Holding AS	363
128,625		Albany International Corp (Class A)	2,974
198,296		Alesco Corp Ltd	235
49,244	e	Alfa Laval AB	930
791,209	e	Alfa S.A. de C.V. (Class A)	8,618
11,287,000		Alliance Global Group, Inc	2,668
116,300	e	Alliant Techsystems, Inc	6,648
28,092	e	Allied Electronics Corp Ltd	80
164,679		Allied Electronics Corp Ltd (Preference)	461
24,862		Alstom Projects India Ltd	138
2,067,185	e	Alstom RGPT	62,449
114,997	*,e	Altra Holdings, Inc	2,165
1,131,025		Amada Co Ltd	7,159
80,700		Amano Corp	716
3,104		Amara Raja Batteries Ltd	12
82,842	*,e	Ameresco, Inc	1,137
56,597	*,e	American Railcar Industries, Inc	1,354
56,562	e	American Science & Engineering, Inc	3,852
173,430	*,e	American Superconductor Corp	640

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,103		American Woodmark Corp	$589
730,346		Ametek, Inc	30,748
49,124		Ampco-Pittsburgh Corp	950
34,000		Amrep Corp	0	^
255,000		Amtek Engineering Ltd	116
76,004		Andritz AG.	6,286
3,360,000	*	Apac Resources Ltd	142
135,207	e	Apogee Enterprises, Inc	1,658
241,000		Applied Industrial Technologies, Inc	8,476
71,878	e	Arcadis NV	1,122
45,950		Areva T&D India Ltd	141
45,950	*,m	Areva T&D India Ltd-detached	16
50,708		Argan, Inc	771
55,004	*,e	Armstrong World Industries, Inc	2,413
494,940	*,e	ArvinMeritor, Inc	2,633
73,200	e	Asahi Diamond Industrial Co Ltd	881
1,729,205	e	Asahi Glass Co Ltd	14,456
84,626		Aselsan Elektronik Sanayi Ve Ticaret AS	366
1,707,086		Ashok Leyland Ltd	732
1,284,841		Ashtead Group plc	4,500
1,362,077	e	Assa Abloy AB (Class B)	34,060
203,805		Astaldi S.p.A.	1,301
92,655	*,e	Astec Industries, Inc	2,984
45,061	*,e	Astronics Corp	1,614
321,016		Asunaro Aoki Construction Co Ltd	1,634
428,202	e	Atlas Copco AB (A Shares)	9,175
98,860		Atlas Copco AB (B Shares)	1,871
118,219	*	ATS Automation Tooling Systems, Inc	748
650,912		Ausdrill Ltd	1,995
107,833	e	Ausenco Ltd	273
1,253,451		Austal Ltd	2,755
57,652	e	Austin Engineering Ltd	233
530,248	e	Aveng Ltd	2,165
53,159		AZZ, Inc	2,416
33,087		B&B Tools AB	287
461,707	*	Babcock & Wilcox Co	11,146
64,363	e	Badger Meter, Inc	1,894
1,861,580		BAE Systems plc	8,226
337,236	e	Balfour Beatty plc	1,386
182,000		Bando Chemical Industries Ltd	683
86,000		Baoye Group Co Ltd	40
278,715		Barloworld Ltd	2,591
220,501	e	Barnes Group, Inc	5,316
122,565		Basil Read Holdings Ltd	214
8,405	e	Bauer AG.	229
16,802		BayWa AG.	592
695,456	*	BE Aerospace, Inc	26,921
51,554	*	BE Group AB	149
57	*	Beacon Power Corp	0	^
183,882	*,e	Beacon Roofing Supply, Inc	3,720
725,400	e	Beijing Enterprises Holdings Ltd	4,343
43,735	e	Bekaert S.A.	1,397

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

193,487	e	Belden CDT, Inc	$6,439
7,321		BEML Ltd	63
242,800	*	Benalec Holdings BHD	103
4,298,600		Berjaya Corp BHD	1,294
39,902	*	Berliner Communications, Inc	181
801,000		BES Engineering Corp	210
528,759		Besalco S.A.	702
761,565		Bharat Heavy Electricals	3,421
10,415		BHI Co Ltd	193
456,906		Bidvest Group Ltd	8,752
17,968	*	Biesse S.p.A.	66
92,449		Bilfinger Berger AG.	7,872
83,838	e	Bird Construction Income Fund	949
178,545	*,e	Blount International, Inc	2,592
3,000		Blue Star Ltd	10
664,697	e	Boart Longyear Group	1,891
11,644	*	Bobst Group AG.	289
568,289		Bodycote plc	2,317
4,796,843	e	Boeing Co	351,847
183,000		Boer Power Holdings Ltd	50
1,892,205		Bombardier, Inc	7,541
218,005		Boskalis Westminster	7,985
5,162		Bossard Holding AG.	558
169,049	e	Bouygues S.A.	5,317
220,739		Bradken Ltd	1,612
229,606	e	Brady Corp (Class A)	7,249
41,556		Brenntag AG.	3,864
257,543	e	Briggs & Stratton Corp	3,989
370,611	*,e	Broadwind Energy, Inc	252
16,980		Bucher Industries AG.	2,959
11,106		Budimex S.A.	245
205,510	*,e	Builders FirstSource, Inc	419
68,000	e	Bunka Shutter Co Ltd	232
134,466		Bunzl plc	1,845
51,738		Burckhardt Compression Holding AG.	12,881
984,578		CAE, Inc	9,558
177,700		Cahya Mata Sarawak BHD	117
45,038	*,e	CAI International, Inc	696
957,603	*,e	Capstone Turbine Corp	1,111
37,579		Carbone Lorraine	1,132
178,420		Cardno Ltd	947
48,914	e	Cargotec Corp (B Shares)	1,446
739,597	e	Carillion plc	3,451
163,729		Carlisle Cos, Inc	7,253
52,878	*	Carraro S.p.A.	101
39,468		Cascade Corp	1,862
3,276,436	e	Caterpillar, Inc	296,844
1,032,000		Central Glass Co Ltd	4,966
9,491		CENTROTEC Sustainable AG.	138
101,270	*	Ceradyne, Inc	2,712
38,117	*	Cersanit Krasnystaw S.A.	45
97,000		Champion Building Materials Co Ltd	40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

218,500	*	Changchai Co Ltd	$80
60,239	*	Changs Ascending Enterprise Co Ltd	161
11,263,639	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	12,045
115,409	*	Chart Industries, Inc	6,240
221,284	e	Charter International plc	3,244
260,372	e	Chemring Group plc	1,618
348,000		Chen Hsong Holdings	108
212,000	*	Chengdu Putian Telecom Cable Co Ltd	20
1,130,313		Chicago Bridge & Iron Co NV	42,727
965,350		Chien Kuo Construction Co Ltd	419
1,120,000	e	China Automation Group Ltd	323
13,223,000	e	China Communications Construction Co Ltd	10,303
5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	343
570,000		China Electric Manufacturing Corp	347
3,854,000	*	China Energine International Holdings Ltd	131
531,050	*	China Fangda Group Co Ltd	144
2,813,000		China High Speed Transmission Equipment Group Co Ltd	1,227
1,103,070		China International Marine Containers Co Ltd (Class B)	1,261
3,178,000	e	China Railway Construction Corp	1,744
6,493,000	e	China Railway Group Ltd	2,023
277,000		China Singyes Solar Technologies Holdings Ltd	106
3,809,500	e	China South Locomotive and Rolling Stock Corp	2,167
2,402,000	e	China State Construction International Holdings Ltd	1,697
68,000		China Steel Structure Co Ltd	60
182,380	*	China Textile Machinery	83
397,928	e	Chiyoda Corp	4,040
23,900		Chiyoda Integre Co Ltd	286
5,306,000		Chongqing Machinery & Electric Co Ltd	870
2,463		Chosun Refractories Co Ltd	137
36,000		Chudenko Corp	380
122,989		Chugai Ro Co Ltd	394
845,000		Chung Hsin Electric & Machinery Manufacturing Corp	428
25,300	e	Churchill Corp	284
22,600		Cia Providencia Industria e Comercio S.A.	75
873,107	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	10,500
737,306	e	CIR-Compagnie Industriali Riunite S.p.A.	1,176
73,203	e	CIRCOR International, Inc	2,585
1,943,814		Citic Pacific Ltd	3,491
5,487,000	*	Citic Resources Holdings Ltd	746
19,694		CJ Corp	1,318
127,800		CKD Corp	874
138,036		Clal Industries and Investments	640
244,413	e	Clarcor, Inc	12,218
346,736		Clough Ltd	245
177,265	*,e	CNH Global NV	6,380
572,966		Coastal Contracts BHD	349
284,849		Cobham plc	811
459,368		Cofide S.p.A.	330
34,689	*,e	Coleman Cable, Inc	302
124,935	*,e	Colfax Corp	3,558
77,992	*	Columbus McKinnon Corp	990

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

204,102	e	Comfort Systems USA, Inc	$2,188
108,467	*,e	Commercial Vehicle Group, Inc	981
1,587,173		Compagnie de Saint-Gobain	60,670
7,985		Compagnie d’Entreprises CFE	391
179,300	e	COMSYS Holdings Corp	1,880
55,224	*	Concentric AB	319
3,784	e	Construcciones y Auxiliar de Ferrocarriles S.A.	1,878
1,081,000		Continental Engineering Corp	391
1,965,593	e	Cookson Group plc	15,513
425,158		Cooper Industries plc	23,022
692,131	e	Cosco Corp Singapore Ltd	466
1,452,000	e	Cosco International Holdings Ltd	608
26,885	e	Cosel Co Ltd	382
49,951	e	Costain Group plc	143
35,858		Cramo Oyj (Series B)	366
289,291		Crane Co	13,513
855,441		Crompton Greaves Ltd	2,028
1,438,000		CSBC Corp Taiwan	1,101
678,922	e	CSR Ltd	1,359
1,573,000		CTCI Corp	2,144
110,367		Cubic Corp	4,811
1,324,928		Cummins, Inc	116,619
214,858	e	Curtiss-Wright Corp	7,591
661,000		DA CIN Construction Co Ltd	371
93,690	*	Daekyung Machinery & Engr Co	221
38,276		Daelim Industrial Co	2,991
137,885	*	Daewoo Engineering & Construction Co Ltd	1,259
47,138		Daewoo International Corp	1,187
182,631		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,862
264,500		Daifuku Co Ltd	1,357
134,641		Daihen Corp	469
125,000		Daiichi Jitsugyo Co Ltd	514
125,622		Daikin Industries Ltd	3,429
69,000		Daiwa Industries Ltd	348
190,200		Dalian Refrigeration Co Ltd	109
2,677,003		Danaher Corp	125,926
46,415	e	Danieli & Co S.p.A.	976
53,258		Danieli & Co S.p.A. (RSP)	566
201,870		DCC plc	4,770
94,237	*	Deceuninck NV	89
278,721		Decmil Group Ltd	585
890,170		Deere & Co	68,855
9,042		Delek Group Ltd	1,706
3,320		Delta Holding S.A.	15
42,000		Denyo Co Ltd	560
83,652	*	Deutz AG.	445
2,164,500		Dialog Group BHD	1,793
3,160,000	*	Dickson Group Holdings Ltd	32
155,007	*,e	DigitalGlobe, Inc	2,652
34,306		Discount Investment Corp	215
192,400		DMCI Holdings, Inc	182
205,039	*	Dogan Sirketler Grubu Holdings	57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,470		Dohwa Consulting Engineers Co Ltd	$55
326,576		Donaldson Co, Inc	22,233
8,330		Dong Yang Gang Chul Co Ltd	19
2,586,800	e	Dongfang Electric Co Ltd	7,642
26,169		Dongkuk Structures & Construction Co Ltd	92
26,004		Doosan Corp	3,234
24,330	*	Doosan Engine Co Ltd	249
57,400		Doosan Heavy Industries and Construction Co Ltd	3,252
178,440	*	Doosan Infracore Co Ltd	2,771
93,806	e	Douglas Dynamics, Inc	1,371
744,672		Dover Corp	43,228
61,390	e	Ducommun, Inc	783
37,085		Duerr AG.	1,630
145,756	e	Duro Felguera S.A.	952
56,674	*	DXP Enterprises, Inc	1,825
194,844	*	Dycom Industries, Inc	4,076
84,315	e	Dynamic Materials Corp	1,668
176,000		Dynapack International Technology Corp	668
423,900		Dynasty Ceramic PCL	812
1,687		e Tec E&C Ltd	77
1,708,543		Eaton Corp	74,372
677,828	e	Ebara Corp	2,326
15,696		Eczacibasi Yatirim Holding	34
3,287		Eicher Motors Ltd	92
34,017	e	Eiffage S.A.	820
31,015		Elbit Systems Ltd	1,277
1,307		Electra Israel Ltd	102
62,023		Electrosteel Castings Ltd	20
41,563		ElSwedy Cables Holding Co	144
335,611		EMCOR Group, Inc	8,998
1,640,475		Emeco Holdings Ltd	1,617
2,311,211		Emerson Electric Co	107,679
876,945		Empresa Brasileira de Aeronautica S.A.	5,529
720,601		Empresas COPEC S.A.	9,661
2,661,700	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	3,231
75,742	e	Encore Wire Corp	1,962
165,495	*,e	Energy Recovery, Inc	427
267,686	*,e	EnerSys	6,952
50,943		ENG Electric Co Ltd	111
3,200,448		Engineers India Ltd	12,401
418,227		Enka Insaat ve Sanayi AS	902
97,093	*,e	EnPro Industries, Inc	3,202
96,000	*	Enric Energy Equipment Holdings Ltd	27
1,150		Entrepose Contracting	99
4,140,000	*	Era Holdings Global Ltd	451
155,686		ESCO Technologies, Inc	4,481
258,803		Escorts Ltd	322
88,288	*,e	Essex Rental Corp	260
134,925	*	Esterline Technologies Corp	7,552
95,300		Eucatex S.A. Industria e Comercio	337
1,553,671	e	European Aeronautic Defence and Space Co	48,380
1,336,000		EVA Precision Industrial Holdings Ltd	323

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

507,616	*	Exelis, Inc	$4,594
14,999		Fabryka Kotlow Rafako S.A.	34
7,419		Faiveley S.A.	461
267,603		Fanuc Ltd	40,818
4,674,311		Far Eastern Textile Co Ltd	5,420
905,936	e	Fastenal Co	39,508
245,962	e	Federal Signal Corp	1,021
548,446		Fenner plc	3,412
339,218		Ferreyros S.A.	287
2,859,243	*,e	FIAT Industrial S.p.A.	24,359
571,547	e	Finmeccanica S.p.A.	2,104
146,048	e	Finning International, Inc	3,184
1,874,000		First Tractor Co	1,747
183,323	*,e	Flow International Corp	642
150,959		Flowserve Corp	14,993
79,062	e	FLSmidth & Co AS	4,622
1,035,904		Fluor Corp	52,055
4,031		FMS Enterprises Migun Ltd	60
68,633	e	Fomento de Construcciones y Contratas S.A.	1,772
55,632		Forge Group Ltd	273
102,179		Forjas Taurus S.A. (Preference)	80
846,329	*	Fortune Brands Home & Security, Inc	14,413
523,000		Fortune Electric Co Ltd	223
290,100		Foshan Electrical and Lighting Co Ltd	211
38	*	Foster Wheeler AG.	1
142,140	e	Franklin Electric Co, Inc	6,192
1,276,099	e	Fraser and Neave Ltd	6,092
56,950	*	Freightcar America, Inc	1,193
41,635		Frigoglass S.A.	194
401,942		FSP Technology, Inc	326
183,200	*,e	Fudo Tetra Corp	347
500,940	*,e	FuelCell Energy, Inc	437
188,302	e	Fuji Electric Holdings Co Ltd	516
68,096		Fuji Machine Manufacturing Co Ltd	1,212
546,978		Fujikura Ltd	1,593
137,000		Fujitec Co Ltd	854
154,639	*,e	Furmanite Corp	976
413,000	*	Furukawa Co Ltd	338
800,762	e	Furukawa Electric Co Ltd	1,837
40,019		Futaba Corp/Chiba	636
306,000		G Shank Enterprise Co Ltd	151
668,000	*	Gallant Venture Ltd	123
120,819	e	Galliford Try plc	890
272,100	e	Gamesa Corp Tecnologica S.A.	1,124
10,600		Gammon India Ltd	9
2,491,800		Gamuda BHD	2,662
509,224		Gardner Denver, Inc	39,241
123,221	e	GATX Corp	5,380
21,765		GEA Group AG.	614
63,114		Geberit AG.	12,132
484,037	*,e	GenCorp, Inc	2,575
96,644	*,e	Generac Holdings, Inc	2,709

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

139,143	*,e	General Cable Corp	$3,480
767,814		General Dynamics Corp	50,991
43,059,222		General Electric Co	771,192
87,351	*	GeoEye, Inc	1,941
9,124		Georg Fischer AG.	3,109
6,735		Gesco AG.	551
125,165	*	Gibraltar Industries, Inc	1,747
292,221		Giken Seisakusho Co, Inc	1,686
64,584	*	Gildemeister AG.	813
67,859	*,e	Global Power Equipment Group, Inc	1,612
430,000	*	Globe Union Industrial Corp	269
75,256		Glory Ltd	1,619
388,000		Good Friend International Holdings, Inc	187
694,939		Goodrich Corp	85,964
61,669		Gorman-Rupp Co	1,674
167,235		Graco, Inc	6,838
337,016	*	GrafTech International Ltd	4,600
289,335	e	Grafton Group plc	892
48,825		Graham Corp	1,096
123,780		Grana y Montero S.A.	308
164,519	e	Granite Construction, Inc	3,902
52,211		Granite Hacarmel Investments Ltd	64
9,950		Graphite India Ltd	13
347,102	e	Great Lakes Dredge & Dock Corp	1,930
22,415		Greaves Cotton Ltd	34
89,133	*,e	Greenbrier Cos, Inc	2,164
223,694	e	Griffon Corp	2,042
21,188		Grontmij NV (ADR)	143
149,813		Group Five Ltd	421
829,837	e	Grupo Carso S.A. de C.V. (Series A1)	2,009
52,489		GS Engineering & Construction Corp	4,206
19,800		GS Global Corp	178
378,065	e	GS Yuasa Corp	2,025
218,800	e	Guangzhou Shipyard International Co Ltd	164
312,604	e	GWA International Ltd	683
114,675	*	H&E Equipment Services, Inc	1,539
1,193,000		Haitian International Holdings Ltd	1,021
160,335	e	Haldex AB	584
6,670		Halla Engineering & Construction Corp	67
3,357		Hamon & CIE S.A.	64
82,199		Hamworthy plc	1,053
549,140		Hangzhou Steam Turbine Co	579
39,530	*	Hanjin Heavy Industries & Construction Co Ltd	639
35,060		Hanjin Heavy Industries & Construction Holdings Co Ltd	216
536,395		Hanwa Co Ltd	2,333
167,700		HAP Seng Consolidated BHD	84
2,174,000	e	Harbin Power Equipment	1,891
10,800	e	Harmonic Drive Systems, Inc	207
238,065		Harsco Corp	4,899
113,990		Havells India Ltd	826
12,945		Haw Par Corp Ltd	53
3,390		HEG Ltd	10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

162,292	e	Heico Corp	$9,491
259,276	*,e	Heidelberger Druckmaschinen	415
19,209		Heijmans NV (ADR)	202
167,708		Hellenic Technodomiki Tev S.A.	261
4,403,800		Hemaraj Land and Development PCL	315
2,804,000		Henderson Investment Ltd	205
385,394	*	Hexcel Corp	9,330
76,216	e	Hexpol AB (Series B)	2,223
47,000		Hibiya Engineering Ltd	505
306,659	e	Hills Industries Ltd	353
1,195,866		Hindustan Construction Co	378
434,977	e	Hino Motors Ltd	2,634
27,000		Hisaka Works Ltd	296
233,000	*,e	Hitachi Cable Ltd	492
32,834	e	Hitachi Construction Machinery Co Ltd	551
68,300		Hitachi Koki Co Ltd	518
1,190,899		Hitachi Zosen Corp	1,493
231,560		Hiwin Technologies Corp	1,877
4,838,000		HKC Holdings Ltd	177
1,201		HNK Machine Tool Co Ltd	20
8,107		Hochtief AG.	468
437,976		Hock Seng Lee BHD	182
11,552		Homag Group AG.	117
7,760,776	e	Honeywell International, Inc	421,797
159,000		Hong Leong Asia Ltd	192
65,700		Hoshizaki Electric Co Ltd	1,541
78,000		Hosokawa Micron Corp	367
78,754		Houston Wire & Cable Co	1,088
911,000		HUA ENG Wire & Cable	219
243,400		Huangshi Dongbei Electrical Appliance Co Ltd	132
97,637		Hubbell, Inc (Class B)	6,528
18,972		Huber & Suhner AG.	798
80,997	*	Huntington Ingalls	2,534
24,970	*	Hurco Cos, Inc	524
2,434,961		Hutchison Whampoa Ltd	20,319
17,644		Hy-Lok Corp	262
24,570		Hyundai Corp	493
75,936		Hyundai Development Co	1,110
5,551		Hyundai Elevator Co Ltd	630
97,726		Hyundai Engineering & Construction Co Ltd	5,985
71,094		Hyundai Heavy Industries	15,896
28,754		Hyundai Mipo Dockyard	2,803
5,839	*	Hyunjin Materials Co Ltd	51
67,700		Idec Corp	713
223,151		IDEX Corp	8,281
394,887	*	Ihlas Holding	160
203,638	*,e	II-VI, Inc	3,739
1,992,259		IJM Corp BHD	3,547
31,410		Iljin Electric Co Ltd	166
1,464,652	e	Illinois Tool Works, Inc	68,414
29,950		IMARKETKOREA,Inc	422
614,004		IMI plc	7,248

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,459		Implenia AG.	$339
389,975	e	Impregilo S.p.A.	1,203
15,792	*	IMS-Intl Metal Service	163
103,440	e	Imtech NV	2,668
36,000		Inaba Denki Sangyo Co Ltd	1,008
112,500		Inabata & Co Ltd	672
1,410,212	m	Indiabulls Real Estate Ltd	206
37,732	e	Indus Holding AG.	920
866,119		Industrea Ltd	867
6,809		Industria Macchine Automatiche S.p.A.	116
39,000		Industrias Romi S.A.	141
19,825		Indutrade AB	527
996		Ingersoll-Rand India Ltd	7
874,674		Ingersoll-Rand plc	26,651
69,096		Insteel Industries, Inc	759
2,925,000	*	Interchina Holdings Co	156
145,117	*,e	Interline Brands, Inc	2,259
916,500	e	International Mining Machinery Holdings Ltd	1,009
89,272	e	Interpump Group S.p.A.	599
316,694		Interserve plc	1,578
3,225,249		Invensys plc	10,547
128,700		Iochpe-Maxion S.A.	1,742
419,820		IRB Infrastructure Developers Ltd	1,027
251,000	*,e	Iseki & Co Ltd	536
233,000	*	I-Sheng Electric Wire & Cable Co Ltd	276
7,450,141		Ishikawajima-Harima Heavy Industries Co Ltd	18,063
1,650,000		Italian-Thai Development PCL	189
2,409,477		Itochu Corp	24,431
245,558	e	ITT Corp	4,747
687,880		IVRCL Infrastructures & Projects Ltd	365
244,000		Iwatani International Corp	812
467,396	*,e	Jacobs Engineering Group, Inc	18,968
15,815	*	Jain Irrigation Systems Ltd	10
292,620		Jain Irrigation Systems Ltd	476
1,240,536		Jaiprakash Associates Ltd	1,221
106,604		Japan Pulp & Paper Co Ltd	373
378,443		Japan Steel Works Ltd	2,625
1,233,000	*	Jaya Holdings Ltd	446
79,000	*	Jenn Feng New Energy Co Ltd	52
151,000		JFE Shoji Holdings, Inc	627
231,800		JG Summit Holdings (Series B)	133
267,294		JGC Corp	6,417
2,660,000	e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	729
460,000		Jingwei Textile Machinery	221
6,772		Jinsung T.E.C.	64
120,855		John Bean Technologies Corp	1,858
2,329,500	e	Johnson Electric Holdings Ltd	1,285
907,170		Joy Global, Inc	68,011
584,391		JS Group Corp	11,200
1,131,677		JTEKT Corp	11,060
489,000	e	Juki Corp	1,099
52,261		Jungheinrich AG.	1,279

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,921	*	JVM Co Ltd	$370
7,005		Kaba Holding AG.	2,445
109,546	*,e	Kadant, Inc	2,477
822,434	e	Kajima Corp	2,524
8,178		Kalpataru Power Transmission Ltd	14
114,973	e	Kaman Corp	3,141
128,000		Kandenko Co Ltd	620
554,000	*,e	Kanematsu Corp	517
23,600		Katakura Industries Co Ltd	220
940,000	e	Kato Works Co Ltd	2,755
23,000		Kaulin Manufacturing Co Ltd	15
1,067,640	e	Kawasaki Heavy Industries Ltd	2,649
134,811	e	Kaydon Corp	4,112
2,360,254		KBR, Inc	65,781
7,697		KCC Corp	1,910
10,203		KCC Engineering & Construction Co Ltd	277
66,866	e	KCI Konecranes Oyj	1,250
21,660	*	Keangnam Enterprises Ltd	130
10,039		KEC International Ltd	7
25,000	e	Keihan Electric Railway Co Ltd	119
70,433	e	Keller Group plc	293
10,657		Kendrion NV	227
185,050		Kenmec Mechanical Engineering Co Ltd	71
491,961	e	Kennametal, Inc	17,966
84,810		Kentz Corp Ltd	556
8,030		KEPCO Engineering & Construction Co, Inc	647
1,589,700	*	Kepler Weber S.A.	196
3,717,707		Keppel Corp Ltd	26,611
73,094	*,e	KEYW Holding Corp	541
46,099	*	KHD Humboldt Wedag International AG.	298
76,382		Kier Group plc	1,615
114,937		Kinden Corp	969
189,000		King Slide Works Co Ltd	898
171,151		Kingspan Group plc	1,407
49,000		Kinik Co	53
89,000		Kinki Sharyo Co Ltd	283
125,000		Kitz Corp	501
132,944	e	Kloeckner & Co AG.	1,702
1,639,980		KOC Holding AS	4,908
1,717,763		Komatsu Ltd	40,055
3,249		Komax Holding AG.	237
80,690		Komori Corp	540
19,756	e	Kone Oyj (Class B)	1,023
307,328		Koninklijke BAM Groep NV	1,290
476,231		Koninklijke Philips Electronics NV	9,992
14,708	*	Koor Industries Ltd	168
72,525	*	Kopex S.A.	440
69,180	*	Korea Aerospace Industries Ltd	2,379
23,810		Korea Electric Terminal Co Ltd	455
177,180	*,e	Kratos Defense & Security Solutions, Inc	1,058
14,777	e	Krones AG.	701
112,000	*	KS Energy Services Ltd	85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

235		KSB AG.	$138
500,707		Kubota Corp	4,190
33,668	*,e	KUKA AG.	615
5,000		Kumho Electric Co Ltd	109
84,761	*	Kumho Industrial Co Ltd	537
15,710	e	Kurita Water Industries Ltd	408
28,270		Kuroda Electric Co Ltd	305
67,000		Kyosan Electric Manufacturing Co Ltd	282
111,600		Kyowa Exeo Corp	1,052
69,000		Kyudenko Corp	421
342,317	e	L-3 Communications Holdings, Inc	22,826
1,074		Lakshmi Machine Works Ltd	30
1,686,616	*	Lanco Infratech Ltd	301
362,704		Larsen & Toubro Ltd	6,784
339,076	e	Lavendon Group plc	460
20,037	e	Lawson Products, Inc	309
98,210	*,e	Layne Christensen Co	2,377
50,496		LB Foster Co (Class A)	1,429
61,879	e	Legrand S.A.	1,982
170,654	e	Leighton Holdings Ltd	3,317
144,520		Lennox International, Inc	4,878
380,000		Leoch International Technology Ltd	94
145,648		LG Corp	7,777
13,364		LG Hausys Ltd	1,010
60,630		LG International Corp	2,485
445,991	e	Lincoln Electric Holdings, Inc	17,447
80,310		Lindab International AB	435
48,592	e	Lindsay Manufacturing Co	2,667
7,342		LISI	482
1,043,000		LK Technology Holdings Ltd	301
38,476	*,e	LMI Aerospace, Inc	675
716,088	e	Lockheed Martin Corp	57,932
159,000		Longwell Co	153
5,187,000	e	Lonking Holdings Ltd	1,741
1,719,936	*,e	Lonrho plc	248
23,516		LS Cable Ltd	1,554
19,425		LS Industrial Systems Co Ltd	1,124
78,944	e	LSI Industries, Inc	474
134,000	*	Luoyang Glass Co Ltd	26
22,700	*	Lupatech S.A.	54
66,461	*,e	Lydall, Inc	631
16,260		Mabuchi Motor Co Ltd	675
124,351		MACA Ltd	233
812,511	*	Macmahon Holdings Ltd	464
362,000		Maeda Corp	1,332
112,000	e	Maeda Road Construction Co Ltd	1,176
156,247		Maire Tecnimont S.p.A.	200
128,748	e	Makino Milling Machine Co Ltd	790
92,211		Makita Corp	2,975
653,649		Malaysia Marine and Heavy Engineering Sdn BHD	1,166
2,224,300		Malaysian Resources Corp BHD	1,513
15,077		MAN AG.	1,339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,414	*,e	Manitou BF S.A.	$233
352,955	e	Manitowoc Co, Inc	3,244
483,900		Marcopolo S.A.	1,839
4,128,636		Marubeni Corp	25,130
4,490,527	e	Masco Corp	47,060
220,968	*	Mastec, Inc	3,838
44,000		Max Co Ltd	551
99,965	*	MAX India Ltd	275
382,370		Meggitt plc	2,093
236,000	e	Meidensha Corp	791
571,748	e	Melrose plc	3,018
5,009,000	e	Metallurgical Corp of China Ltd	1,131
53,663		Metka S.A.	413
58,934	e	Met-Pro Corp	533
289,596		Metso Oyj	10,696
119,805	*,e	Meyer Burger Technology AG.	1,871
47,536	*	Michael Baker Corp	932
73,103		Micron Machinery Co Ltd	1,567
72,502	*,e	Middleby Corp	6,818
53,068	e	Miller Industries, Inc	835
168,600		Mills Estruturas e Servicos de	1,600
1,065,967	e	Minebea Co Ltd	4,440
123,600	e	Miraito Holdings Corp	929
448,350		Mirle Automation Corp	345
106,100	e	MISUMI Group, Inc	2,428
2,813,299		Mitsubishi Corp	56,701
2,778,820		Mitsubishi Electric Corp	26,632
3,572,932	e	Mitsubishi Heavy Industries Ltd	15,175
81,000		Mitsubishi Kakoki Kaisha Ltd	138
109,700		Mitsuboshi Belting Co Ltd	562
3,416,897		Mitsui & Co Ltd	52,959
966,354	e	Mitsui Engineering & Shipbuilding Co Ltd	1,501
158,000	e	Mitsui Matsushima Co Ltd	289
31,600		Miura Co Ltd	890
3,582,274		MMC Corp BHD	3,129
1,438,298		Monadelphous Group Ltd	29,574
216,494	*	Moog, Inc (Class A)	9,511
761,443	e	Morgan Crucible Co plc	3,107
70,662		Morgan Sindall plc	651
130,000	e	Mori Seiki Co Ltd	1,155
180,423	e	Mota Engil SGPS S.A.	241
121,474		MSC Industrial Direct Co (Class A)	8,691
81,460		MTU Aero Engines Holding AG.	5,201
397,466		Mudajaya Group BHD	274
6,515	e	Muehlbauer Holding AG. & Co KGaA	185
189,109		Mueller Industries, Inc	7,266
662,849	e	Mueller Water Products, Inc (Class A)	1,617
591,400		Muhibbah Engineering M BHD	210
673,510	*	Murray & Roberts Holdings Ltd	2,136
92,020	*,e	MYR Group, Inc	1,761
353,110	e	Nabtesco Corp	6,423
32,771		Nacco Industries, Inc (Class A)	2,924

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

325,332	e	Nachi-Fujikoshi Corp	$1,435
96,910		Nagarjuna Construction Co	61
257,000		Nagase & Co Ltd	2,797
42,300		Namura Shipbuilding Co Ltd	152
18,527	e	National Presto Industries, Inc	1,734
3,396		Nava Bharat Ventures Ltd	12
431,063	*	Navistar International Corp	16,329
8,259		NCC AB	145
142,299	e	NCC AB (B Shares)	2,493
102,441	*	NCI Building Systems, Inc	1,114
13,200		NEC Capital Solutions Ltd	192
24,700	e	NEC Networks & System Integration Corp	360
454,351	e	Neo-Neon Holdings Ltd	75
30,704	e	Nexans S.A.	1,586
319,050		NGK Insulators Ltd	3,777
175,533		Nibe Industrier AB (Series B)	2,588
252,000		Nichias Corp	1,390
8,000		Nichiden Corp	263
74,200		Nichiha Corp	795
61,070	e	Nidec Corp	5,302
180,000		Nippo Corp	1,723
463,000	e	Nippon Carbon Co Ltd	1,297
79,000		Nippon Densetsu Kogyo Co Ltd	762
80,000		Nippon Koei Co Ltd	288
137,000		Nippon Road Co Ltd	391
93,730	e	Nippon Sharyo Ltd	358
645,356	e	Nippon Sheet Glass Co Ltd	1,203
64,800	e	Nippon Signal Co Ltd	384
65,000		Nippon Steel Trading Co Ltd	175
247,000	e	Nippon Thompson Co Ltd	1,433
432,000		Nishimatsu Construction Co Ltd	741
18,000		Nishio Rent All Co Ltd	137
192,000		Nisshinbo Industries, Inc	1,726
63,000		Nissin Electric Co Ltd	352
62,700		Nitta Corp	1,176
323,000	e	Nitto Boseki Co Ltd	1,120
64,400		Nitto Kogyo Corp	739
13,973		Nitto Kohki Co Ltd	317
24,460		NK Co Ltd	80
31,000	e	NKT Holding AS	1,025
65,337	*,e	NN, Inc	392
5,958,459	e	Noble Group Ltd	5,177
51,800	*,e	Nordex AG.	265
279,385	e	Nordson Corp	11,505
232,919		Noritake Co Ltd	695
37,200		Noritz Corp	675
25,326	*	NORMA Group	524
742,556	e	Northrop Grumman Corp	43,425
38,501	*,e	Northwest Pipe Co	880
569,878		NRW Holdings Ltd	1,505
641,482		NSK Ltd	4,143
4,111,497		NTN Corp	16,492

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,813,803		NWS Holdings Ltd	$2,667
31,200		Obara Corp	353
681,809		Obayashi Corp	3,032
56,625		Obrascon Huarte Lain S.A.	1,412
215,301	*	OC Oerlikon Corp AG.	1,148
4,295	e	OHB AG.	63
132,300	e	Oiles Corp	2,499
187,641		Okuma Holdings, Inc	1,195
221,000		Okumura Corp	906
6,291	*,e	Omega Flex, Inc	89
13,600		Onoken Co Ltd	110
133,413		Orascom Construction Industries	4,476
271,387	*	Orbital Sciences Corp	3,943
102,000		Organo Corp	776
128,510	*	Orion Marine Group, Inc	855
95,529		Orkla ASA	711
82,184		Ormat Industries	392
101,700	e	OSG Corp	1,279
243,891	*	Oshkosh Truck Corp	5,214
916,000		Otto Marine Ltd	83
108,166		Outotec Oyj	5,066
317,095	*,e	Owens Corning, Inc	9,107
1,335,611		Paccar, Inc	50,045
17,261		Palfinger AG.	275
437,354		Pall Corp	24,995
5,631,000		Pan-United Corp Ltd	1,911
1,319,062		Parker Hannifin Corp	100,577
45,015		PBG S.A.	921
221,257		Peab AB (Series B)	1,100
268,092		Pentair, Inc	8,925
418,500	e	Penta-Ocean Construction Co Ltd	1,279
152,379	*,e	Perini Corp	1,880
11,097		Pfeiffer Vacuum Technology AG.	969
107,000		Phihong Technology Co Ltd	125
76,336	*,e	Pike Electric Corp	549
15,495	*,e	Pinguely-Haulotte	94
479,452	*	Pipavav Shipyard Ltd	597
36,311		Pkc Group Oyj	537
4,743		Plasson	104
71,657	*,e	PMFG, Inc	1,398
1,408,764		Polimex Mostostal S.A.	675
896,800		Polyplex PCL	424
105,129	*,e	Polypore International, Inc	4,625
13,910		Ponsse Oy	126
49,400	*,e	Powell Industries, Inc	1,545
16,050	*	Powercom Co Ltd	8
79,764	*,e	PowerSecure International, Inc	395
215,931		Praj Industries Ltd	304
1,176,265		Precision Castparts Corp	193,836
13,968	e	Preformed Line Products Co	833
157,973	e	Primoris Services Corp	2,359
155,600	*	Promotora y Operadora de Infraestructura SAB de C.V.	625

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,440,000		Prosperity International Holdings HK Ltd	$199
24,819		Prysmian S.p.A.	307
5,941,000		PT AKR Corporindo Tbk	1,979
78,355,500	*	PT Bakrie and Brothers Tbk	440
564,500		PT Hexindo Adiperkasa Tbk	557
6,269,000		PT Pembangunan Perumahan Tbk	335
6,465,000		PT Surya Semesta Internusa Tbk	512
3,627,116		PT United Tractors Tbk	10,524
5,300,000		PT Wijaya Karya	356
751,670		Punj Lloyd Ltd	559
77,305	*,e	Pursuit Dynamics plc	80
1,458,233		QinetiQ plc	2,990
189,200		Quanex Building Products Corp	2,842
806,531	*,e	Quanta Services, Inc	17,374
3,656		R Stahl AG.	128
197,562		Ramirent Oyj	1,400
204,200		Randon Participacoes S.A.	933
4,546		Rational AG.	986
310,464	e	Raubex Group Ltd	513
68,759		Raven Industries, Inc	4,256
1,534,042	e	Raytheon Co	74,217
83,335	*,e	RBC Bearings, Inc	3,475
46,350		Rechi Precision Co Ltd	36
105,714	e	Regal-Beloit Corp	5,388
351,114		Reunert Ltd	2,737
397,603		Rheinmetall AG.	17,608
281,537		Rich Development Co Ltd	96
3,762	*	Rieter Holding AG.	564
164,523		Robbins & Myers, Inc	7,988
467,602		Rockwell Automation, Inc	34,308
906,790		Rockwell Collins, Inc	50,209
10,181		Rockwool International AS (B Shares)	815
4,415,729		Rolls-Royce Group plc	51,126
1,567,651		Roper Industries, Inc	136,181
6,612		Rosenbauer International AG.	309
331,000		Rotary Engineering Ltd	146
119,747		Rotork plc	3,585
262,392	*,e	RSC Holdings, Inc	4,854
121,917	*,e	Rush Enterprises, Inc (Class A)	2,551
152,133	e	Russel Metals, Inc	3,348
330,000	e	Ryobi Ltd	1,205
18,470		S&T Holdings Co Ltd	202
149,574		Saab AB (Class B)	3,088
170,356	e	Sacyr Vallehermoso S.A.	869
764,885		Safran S.A.	22,875
32,013	e	Saft Groupe S.A.	903
409,950		Salfacorp S.A.	1,026
195,611		Samsung Corp	11,580
50,285		Samsung Engineering Co Ltd	8,805
321,436		Samsung Heavy Industries Co Ltd	7,809
47,734		Samsung Techwin Co Ltd	2,209
273,000		San Shing Fastech Corp	378

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,269,496	e	Sandvik AB	$27,746
70,000		Sanki Engineering Co Ltd	365
331,000	*	Sankyo-Tateyama Holdings, Inc	484
303,000		Sanwa Shutter Corp	904
1,629,000	e	Sany Heavy Equipment International	1,323
91,000		Sanyo Denki Co Ltd	463
239,000		Sasebo Heavy Industries Co Ltd	387
334,921	*,e	SatCon Technology Corp	201
88,119	*	Sauer-Danfoss, Inc	3,191
96,149	e	Scania AB (B Shares)	1,419
20,826		Schindler Holding AG.	2,421
5,678		Schindler Holding AG. (Reg)	658
415,465		Schneider Electric S.A.	21,721
29,163		Schouw & Co	470
1,123		Schweiter Technologies AG.	602
1,725	*	Seaboard Corp	3,512
53,059		SeaCube Container Leasing Ltd	786
21,000		SEC Carbon Ltd	72
231,503		Sedgman Ltd	434
122,000		Seika Corp	324
112,000		Sekisui Jushi Corp	1,129
2,255,248		SembCorp Industries Ltd	7,034
1,582,273	e	SembCorp Marine Ltd	4,650
12,088		Semperit AG. Holding	465
976,247		Senior plc	2,588
69,881	*,e	Sensata Technologies Holding BV	1,836
8,477		Seoul Marine Co Ltd	66
129,160		Severfield-Rowen plc	333
50,220		Sewon Cellontech Co Ltd	148
71,709	*,e	SGL Carbon AG.	3,530
385,308	*	SGSB Group Co Ltd	149
144,200	*	Shanghai Automation Instrumentation Co Ltd	69
576,400		Shanghai Diesel Engine Co Ltd	406
10,764,000	e	Shanghai Electric Group Co Ltd	4,964
746,600	*	Shanghai Erfangji Co Ltd	248
347,800	*	Shanghai Highly Group Co Ltd	168
799,400		Shanghai Industrial Holdings Ltd	2,211
218,200	*	Shanghai Lingyun Industries Development Co Ltd	83
131,800	*	Shanghai Material Trading Co Ltd	67
426,020		Shanghai Mechanical and Electrical Industry Co Ltd	396
1,414,000		Shanghai Prime Machinery Co Ltd	216
		Shanghai Waigaoqiao Free Trade Zone Development Co
501,900		Ltd	292
197,425	*	Shaw Group, Inc	5,311
220,823		ShenMao Technology, Inc	242
645,000		Shihlin Electric & Engineering Corp	681
474,984		Shikun & Binui Ltd	780
32,800	e	Shima Seiki Manufacturing Ltd	557
286,933	e	Shimizu Corp	1,206
184,000		Shin Zu Shing Co Ltd	355
124,000	e	Shinko Electric Co Ltd	252
24,000		Shin-Kobe Electric Machinery Co Ltd	531

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

338,590		Shinmaywa Industries Ltd	$1,354
65,000		Shinsho Corp	152
21,400	e	SHO-BOND Holdings Co Ltd	470
903,722		Siemens AG.	86,464
70,205		Siemens India Ltd	848
817,853		SIG plc	1,064
516,950		Silitech Technology Corp	1,170
5,078,371		Sime Darby BHD	14,733
171,416		Simpson Manufacturing Co, Inc	5,770
5,778,000		Singamas Container Holdings Ltd	1,088
594,416		Singapore Technologies Engineering Ltd	1,233
51,729	*	Singulus Technologies	136
1,965,100		Sino Thai Engineering & Construction PCL	765
508,001		Sintex Industries Ltd	602
103,200		Sintokogio Ltd	905
53,293		SK Corp	5,602
295,540		SK Networks Co Ltd	2,596
574,742		Skanska AB (B Shares)	9,486
1,695,327	e	SKF AB (B Shares)	35,738
6,197		SKF India Ltd	68
303,161		SM Investments Corp	4,035
45,577	e	SMC Corp	7,333
3,213,448		Smiths Group plc	45,605
157,244		Snap-On, Inc	7,960
246,298		SNC-Lavalin Group, Inc	12,349
438,016		SOCAM Development Ltd	403
57,400	e	Sodick Co Ltd	280
5,481,186	e	Sojitz Holdings Corp	8,466
6,876		Solar Holdings AS (B Shares)	275
58,976	e	Solaria Energia y Medio Ambiente S.A.	73
1,107,389	e	Sonae SPGS S.A.	656
753,938		Speedy Hire plc	233
105,776	e	Spirax-Sarco Engineering plc	3,076
468,424	*,e	Spirit Aerosystems Holdings, Inc (Class A)	9,734
422,607	e	SPX Corp	25,471
19,891		SRV Group plc	103
25,990	*	Ssangyong Engineering & Construction Co Ltd	155
64,153	e	Standex International Corp	2,192
816,802		Stanley Works	55,216
76,723		Stefanutti Stocks Holdings Ltd	101
98,462	*	Sterling Construction Co, Inc	1,060
76,289	e	Strabag SE	2,179
32,049		STX Corp Co Ltd	323
13,890		Stx Engine Co Ltd	164
6,290		STX Enpaco Co Ltd	31
554,000		STX OSV Holdings Ltd	495
58,750		STX Shipbuilding Co Ltd	573
4,375		Sulzer AG.	466
132,000		Sumikin Bussan Corp	334
2,336,668	e	Sumitomo Corp	31,585
1,014,153		Sumitomo Electric Industries Ltd	10,980
1,492,628		Sumitomo Heavy Industries Ltd	8,711

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

129,000		Sumitomo Precision Products Co Ltd	$792
81,635	e	Sun Hydraulics Corp	1,913
28,990	*	Sung Jin Geotec Co Ltd	271
13,371		Sung Kwang Bend Co Ltd	221
530,000		Sunonwealth Electric Machine Industry Co Ltd	462
148,000		Sunspring Metal Corp	141
145,668	e	Superior Plus Corp	822
828,148	*	Suzlon Energy Ltd	280
329,000	*,e	SWCC Showa Holdings Co Ltd	298
366,287	e	Swisslog Holding AG.	269
1,350,370		Ta Ya Electric Wire & Cable	341
143,000	e	Tadano Ltd	904
10,658	*	Taewoong Co Ltd	254
183,980		Taeyoung Engineering & Construction	880
88,130	*	Taihan Electric Wire Co Ltd	227
40,000		Taihei Dengyo Kaisha Ltd	309
69,000		Taihei Kogyo Co Ltd	367
103,100	e	Taikisha Ltd	2,199
782,966		Taisei Corp	1,985
1,247,468		Taiwan Glass Industrial Corp	1,284
101,000	e	Takaoka Electric Manufacturing Co Ltd	217
135,929		Takara Standard Co Ltd	1,027
77,400	e	Takasago Thermal Engineering Co Ltd	660
90,000	*,e	Takuma Co Ltd	370
78,884	e	TAL International Group, Inc	2,271
212,020	*	Taser International, Inc	1,086
2,552,315		Tat Hong Holdings Ltd	1,735
51,000		Tatsuta Electric Wire and Cable Co Ltd	216
5,464,833		Teco Electric and Machinery Co Ltd	3,218
79,241	*	Tecumseh Products Co (Class A)	372
310,111	*	Teledyne Technologies, Inc	17,010
97,159		Tennant Co	3,777
292,529	*,e	Terex Corp	3,952
42,057	e	Textainer Group Holdings Ltd	1,225
4,361,484	e	Textron, Inc	80,644
12,798	e	Thales S.A.	403
13,507		Thermax Ltd	100
40,137	*,e	Thermon Group Holdings	707
139,893	e	THK Co Ltd	2,756
284,985	*	Thomas & Betts Corp	15,560
1,360,000	*	Tianjin Development Hldgs	700
330,340		Timken Co	12,787
162,697	e	Titan International, Inc	3,166
56,501	*,e	Titan Machinery, Inc	1,228
22,703	*	TK Corp	470
384,000		Toa Corp/Tokyo	647
17,900		Tocalo Co Ltd	378
360,000		Toda Corp	1,311
49,000		Toenec Corp	265
50,000		Tokai Corp	248
50,000		Tokyo Energy & Systems, Inc	259
155,540		Tokyu Construction Co Ltd	375

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

52,920		Tong-Tai Machine & Tool Co Ltd	$42
147,625	*	Topco Technologies Corp	293
23,000		Torishima Pump Manufacturing Co Ltd	294
142,501		Toro Co	8,644
112,942	e	Toromont Industries Ltd	2,364
371,964	e	Toshiba Machine Co Ltd	1,873
54,000	e	Toshiba Plant Systems & Services Corp	546
59,000		Totetsu Kogyo Co Ltd	508
147,297		Toto Ltd	1,137
1,024,000		Tower Bersama Infrastructure	268
380,000	e	Toyo Construction Co Ltd	345
93,000	e	Toyo Electric Manufacturing Co Ltd	359
548,957		Toyo Engineering Corp	1,960
13,800	e	Toyo Tanso Co Ltd	566
551,501		Toyota Tsusho Corp	9,721
777,000		Tradewinds Corp BHD	184
9,926	*	Trakcja-Tiltra S.A.	2
62,000		Trakya Cam Sanayi AS	80
167,860	*	TransDigm Group, Inc	16,061
355,860	e	Travis Perkins plc	4,392
481,743		Trelleborg AB (B Shares)	4,163
39,981	e	Trevi Finanziaria S.p.A.	254
63,920	*,e	Trex Co, Inc	1,464
182,818	*,e	Trimas Corp	3,282
302,823	e	Trinity Industries, Inc	9,103
172,296		Triumph Group, Inc	10,071
37,100		Trusco Nakayama Corp	675
231,000		Tsubakimoto Chain Co	1,191
70,000	e	Tsugami Corp	485
32,000		Tsukishima Kikai Co Ltd	262
692,000	e	Tuan Sing Holdings Ltd	139
43,404	e	Twin Disc, Inc	1,576
5,768,697		Tyco International Ltd	269,456
91,686		Ultra Electronics Holdings	2,103
30,100		Union Tool Co	520
256,000		United Engineers Ltd	371
570,484	e	United Group Ltd	6,933
471,000		United Integrated Services Co Ltd	397
568,719	*,e	United Rentals, Inc	16,806
2,494,623		United Technologies Corp	182,332
76,062		Universal Forest Products, Inc	2,348
75,257	e	Uponor Oyj	668
561,393	*	URS Corp	19,717
357,519	*,e	USG Corp	3,632
1,440,685		Ushio, Inc	20,707
10,592		Uster Technologies AG.	463
9,104,000	*	UURG Corp Ltd	198
12,323	e	Vacon plc	491
272,722	*,e	Valence Technology, Inc	267
485,497	e	Vallourec	31,362
64,952	e	Valmont Industries, Inc	5,897
24,608	*,e	Vestas Wind Systems AS	265

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

84,496		Vicor Corp	$673
623,049	e	Vinci S.A.	27,121
3,080,000	*	Vitar International Holdings Ltd	360
62,886	e	Volex plc	255
136,975		Voltas Ltd	189
1,597,543		Volvo AB (B Shares)	17,404
91,793	*,e	Von Roll Holding AG.	249
11,041	e	Vossloh AG.	1,057
181,849	e	W.W. Grainger, Inc	34,040
256,617	*	Wabash National Corp	2,012
448,176	*	WABCO Holdings, Inc	19,451
35,785	e	Wacker Construction Equipment AG.	441
280,300		Wafangdian Bearing Co Ltd	181
36,138		Wajax Income Fund	1,368
4,293,150		Walsin Lihwa Corp	1,235
1,409		Walter Meier AG.	310
199,124	e	Wartsila Oyj (B Shares)	5,727
110,159	e	Watsco, Inc	7,233
138,225	e	Watts Water Technologies, Inc (Class A)	4,729
63,631	*	Wavin NV	781
124,000		Ways Technical Corp Ltd	383
1,238,000		WCT Berhad	929
248,880		Wei Mon Industry Co Ltd	137
652,000	e	Weichai Power Co Ltd	3,198
161,634	e	Weir Group plc	5,102
128,520		Well Shin Technology Co Ltd	141
90,050		Wendel	5,978
122,452	*,e	WESCO International, Inc	6,491
306,996	e	Westinghouse Air Brake Technologies Corp	21,474
54,805	*,e	Westport Innovations, Inc	1,817
4,323,646	e	Wienerberger AG.	38,918
169,568		Wilson Bayly Holmes-Ovcon Ltd	2,208
5,692,752		Wolseley plc	188,290
265,202		Woodward Governor Co	10,855
26,127		Wooree ETI Co Ltd	103
43,721	*,e	Xerium Technologies, Inc	286
507,006	e	Xylem, Inc	13,025
36,000		Yahagi Construction Co Ltd	178
140,200		Yamazen Corp	1,025
9,637,370	e	Yangzijiang Shipbuilding	6,745
89,689		Yazicilar Holding AS.	472
174,018	e	YIT Oyj	2,778
43,000		Yokogawa Bridge Holdings Corp	282
25,935		Young Poong Precision Corp	217
473,000		Yuasa Trading Co Ltd	694
548,000		Yungtay Engineering Co Ltd	824
53,000		Yurtec Corp	264
12,100		Yushin Precision Equipment Co Ltd	226
70,340	e	Zardoya Otis S.A.	962
12,160		Zehnder Group AG.	664
2,054,000	e	Zhuzhou CSR Times Electric Co Ltd	4,484
77,182		Zodiac S.A.	6,520
39,309		Zumtobel AG.	544

		TOTAL CAPITAL GOODS	8,133,787

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
34,070		Aangpanneforeningen AB (B Shares)	$549
270,049		ABM Industries, Inc	5,568
274,778	*	Acacia Research (Acacia Technologies)	10,032
238,124	*,e	ACCO Brands Corp	2,298
29,793		Adcorp Holdings Ltd	94
1,694,248	e	Adecco S.A.	70,609
140,371		Administaff, Inc	3,558
93,261	*	Advisory Board Co	6,921
22,200		Aeon Delight Co Ltd	448
704,178	e	Aggreko plc	22,034
11,421		Akka Technologies S.A.	239
84,025		American Banknote S.A.	982
80,428	e	American Ecology Corp	1,510
143,101	*	American Reprographics Co	657
73,374	e	Asahi Holdings, Inc	1,453
16,650,000	*,e	Asia Energy Logistics Group Ltd	257
26,952		Assystem	413
43,754	*,e	AT Cross Co	494
240,440	e	Atkins WS plc	2,313
181,226	e	Avery Dennison Corp	5,198
418,256		Babcock International Group	4,772
45,742	e	Barrett Business Services, Inc	913
17,670	e	Bertrandt AG.	1,157
159,150	e	BFI Canada Ltd	3,113
87,699		Blue Label Telecoms Ltd	62
1,625,154		Brambles Ltd	11,866
227,548		Brink’s Co	6,116
13,466		Brunel International	396
7,002	e	Bureau Veritas S.A.	509
12,237		BWT AG.	207
145,427	e	Cabcharge Australia Ltd	664
89,442		Campbell Brothers Ltd	4,479
396,786	e	Cape plc	2,020
91,890	e	Capita Group plc	896
143,895	*,e	Casella Waste Systems, Inc (Class A)	921
213,592	*,e	CBIZ, Inc	1,305
49,819		CDI Corp	688
241,584	*,e	Cenveo, Inc	821
13,599		Cewe Color Holding AG.	552
3,933,000	e	China Everbright International Ltd	1,417
311,229		Cintas Corp	10,834
222,831	*	Clean Harbors, Inc	14,201
2,271	e	Compx International, Inc	33
51,774	*	Consolidated Graphics, Inc	2,500
59,800		Contax Participacoes S.A.	670
338,645	*,e	Coolbrands International, Inc	1,267
214,387	*	Copart, Inc	10,267

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

194,856		Corporate Executive Board Co	$7,424
373,422	*	Corrections Corp of America	7,607
99,653	*,e	CoStar Group, Inc	6,650
44,974	e	Courier Corp	528
323,425		Covanta Holding Corp	4,428
43,347	*	CRA International, Inc	860
473,102	e	Dai Nippon Printing Co Ltd	4,542
46,000		Daiseki Co Ltd	747
374,076	e	Davis Service Group plc	2,521
132,236		De La Rue plc	1,829
201,745	e	Deluxe Corp	4,592
114,315	*,e	Derichebourg	344
135,398	*	Dolan Media Co	1,154
583,782	*	Downer EDI Ltd	1,906
245,392		Dun & Bradstreet Corp	18,362
55,698		Duskin Co Ltd	1,095
2,775,000	*	Eastern Media International Corp	364
4,439,272	e	Edenred	108,894
66,398	*,e	Encore Capital Group, Inc	1,412
501,653	*,e	EnergySolutions, Inc	1,550
86,699	*,e	EnerNOC, Inc	942
150		en-japan, Inc	152
140,679	e	Ennis, Inc	1,875
342,414		Equifax, Inc	13,265
1,139,306		Experian Group Ltd	15,486
80,624	*,e	Exponent, Inc	3,706
18,430	*	Fiera Milano S.p.A.	85
1,158,000	*	Fook Woo Group Holdings Ltd	204
55,352	*,e	Franklin Covey Co	469
185,629	*,e	FTI Consulting, Inc	7,874
103,700	*,e	Fuel Tech, Inc	682
15,463,000	*	Fung Choi Media Group Ltd	1,184
102,044	e	G & K Services, Inc (Class A)	2,971
33,485	*	Gategroup Holding AG.	807
30,400	e	Genivar Income Fund	785
275,459	*	Geo Group, Inc	4,614
9,568		GL Events	172
70,408	*	GP Strategies Corp	949
431,151	e	Group 4 Securicor plc	1,820
3,716		Groupe CRIT	55
60,817	e	Gunnebo AB	211
1,857,256		Hays plc	1,845
260,037		Healthcare Services Group	4,600
110,564	e	Heidrick & Struggles International, Inc	2,382
19,150	*,e	Heritage-Crystal Clean, Inc	317
224,202		Herman Miller, Inc	4,137
127,243	*	Hill International, Inc	654
181,576	e	HNI Corp	4,739
1,977,195	e	Homeserve plc	8,808
127,325	*,e	Hudson Highland Group, Inc	610
101,538	*,e	Huron Consulting Group, Inc	3,934
124,451	*	ICF International, Inc	3,084

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

587,017	*	ICO Global Communications Holdings Ltd	$1,503
140,956	*	IHS, Inc (Class A)	12,145
102,259	*,e	Innerworkings, Inc	952
206,191		Interface, Inc (Class A)	2,379
36,748		Intersections, Inc	408
160,168	e	Intertek Group plc	5,058
195,139		Intrum Justitia AB	3,048
115,034	*	Ipek Matbacilik Sanayi Ve Ticaret AS	133
484,816		Iron Mountain, Inc	14,932
317,171	e	ITE Group plc	1,005
76,426	*	KAR Auction Services, Inc	1,032
126,428		Kelly Services, Inc (Class A)	1,730
24,370		KEPCO Plant Service & Engineering Co Ltd	874
157,110	*,e	Kforce, Inc	1,937
620,800		K-Green Trust	433
149,731	e	Kimball International, Inc (Class B)	759
228,253	e	Knoll, Inc	3,390
107,500		Kokuyo Co Ltd	758
244,820	*,e	Korn/Ferry International	4,177
158,000		Kyodo Printing Co Ltd	369
424,000		L&K Engineering Co Ltd	372
52,749		Lassila & Tikanoja Oyj	784
149,426		Loomis AB	2,147
224,592		Manpower, Inc	8,029
38,762		Matsuda Sangyo Co Ltd	592
95,484	e	McGrath RentCorp	2,768
107,364		McMillan Shakespeare Ltd	942
181,250		Mears Group plc	619
41,900	e	Meitec Corp	808
157,979	*,e	Metalico, Inc	520
391,101		Michael Page International plc	2,119
107,345		Mine Safety Appliances Co	3,555
1,314,326		Mineral Resources Ltd	14,789
88,113	*,e	Mistras Group, Inc	2,246
931,656	e	Mitie Group	3,513
36,672		Mitsubishi Pencil Co Ltd	661
6,900		Mitsubishi Research Institute, Inc	126
143,624	*,e	Mobile Mini, Inc	2,506
62,460	e	Morneau Sobeco Income Fund	640
125,600		Moshi Moshi Hotline, Inc	1,183
48,003	e	Multi-Color Corp	1,235
31,600		Multiplus S.A.	546
221,484	*,e	Navigant Consulting, Inc	2,527
89,313		Newalta, Inc	1,088
373,953	*,e	Nielsen Holdings NV	11,103
30		Nihon M&A Center, Inc	157
10,100		Nippon Kanzai Co Ltd	183
40,460	e	Nissha Printing Co Ltd	500
33,581		NL Industries, Inc	436
277,571	*,e	Odyssey Marine Exploration, Inc	761
139,000		Okamura Corp	947
174,621	*	On Assignment, Inc	1,952

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,768		Oyo Corp	$263
521,300	e	Park24 Co Ltd	6,895
340		Pasona Group, Inc	329
176	e	Pilot Corp	342
503,912	e	Pitney Bowes, Inc	9,343
122,372		PMP Ltd	61
114,136	*,e	Portfolio Recovery Associates, Inc	7,706
49,138	e	Poyry Oyj	344
120,109		Proffice AB	374
257,200	e	Programmed Maintenance Services Ltd	582
87,300		PRONEXUS, Inc	437
44,000	e	Prosegur Cia de Seguridad S.A.	1,917
116,857	e	Quad	1,676
536,366	e	R.R. Donnelley & Sons Co	7,740
118,183		Randstad Holdings NV	3,477
899,543		Regus plc	1,179
2,530,719	*,e	Rentokil Initial plc	2,462
1,549,030		Republic Services, Inc	42,675
199,682	e	Resources Connection, Inc	2,115
96,606	e	Ritchie Bros Auctioneers, Inc	2,124
404,775	e	Robert Half International, Inc	11,520
246,497		Rollins, Inc	5,477
299,815	e	RPS Group plc	836
37,507	*,e	RPX Corp	474
24,138		S1 Corp (Korea)	1,214
357,907		SAI Global Ltd (New)	1,648
168,522	e	Salmat Ltd	414
24,952		Sato Corp	309
50,555	e	Schawk, Inc (Class A)	567
75,611	*,e	School Specialty, Inc	189
7,990		Seche Environnement S.A.	296
246,978		Secom Co Ltd	11,357
38,874		Securitas AB (B Shares)	334
438,806	e	Seek Ltd	2,544
308,666	e	Serco Group plc	2,271
1,809		SGS S.A.	2,984
549,263		Shanks Group plc	772
31,800	*	Shenzhen Dongjiang Environmental Co Ltd	101
275,198		Skilled Group Ltd	466
63,590		Societe BIC S.A.	5,626
280,500		Sohgo Security Services Co Ltd	2,957
169,844		Sporton International, Inc	344
542,995		Spotless Group Ltd	1,317
92,421	*,e	Standard Parking Corp	1,652
81,562	*	Stantec, Inc	2,207
342,302		Steelcase, Inc (Class A)	2,554
362,402	*	Stericycle, Inc	28,238
134,838	e	Sthree plc	474
180,274	*	SYKES Enterprises, Inc	2,823
207,000		Taiwan Secom Co Ltd	372
4,905,530		Taiwan-Sogo Shinkong Security Corp	4,373
75,090	*	Team, Inc	2,234

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

69,969		Teleperformance	$1,554
33,400	e	Temp Holdings Co Ltd	301
325,119	*,e	Tetra Tech, Inc	7,019
486,000		Tianjin Capital Environmental Protection Group Co Ltd	124
50,691	*,e	TMS International Corp	501
10,400		Tokyu Community Corp	324
207,664		Tomra Systems ASA	1,388
100,300		Toppan Forms Co Ltd	762
440,944	e	Toppan Printing Co Ltd	3,237
362,519		Towers Watson & Co	21,725
134,430	e	Transcontinental, Inc	1,664
629,877	e	Transfield Services Ltd	1,395
2,398,947	*	Transpacific Industries Group Ltd	2,004
80,158	*,e	TRC Cos, Inc	482
282,952	*,e	TrueBlue, Inc	3,927
67,000		Uchida Yoko Co Ltd	183
68,338	e	Unifirst Corp	3,877
205,450		United Stationers, Inc	6,689
83,406		USG People NV	688
661,292	*	Verisk Analytics, Inc	26,537
105,309	e	Viad Corp	1,841
28,787	e	VSE Corp	699
584,740	e	Waste Connections, Inc	19,378
1,302,686		Waste Management, Inc	42,611
69,488	*,e	WCA Waste Corp	452
7,100	e	Weathernews, Inc	195
420,000		WHK Group Ltd	354
82,517	e	WSP Group plc	263
167,816		Yem Chio Co Ltd	127

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	957,162

CONSUMER DURABLES & APPAREL - 1.9%
1,492,000	e	361 Degrees International Ltd	591
8,672		Accell Group	158
236,351		Adidas-Salomon AG.	15,356
86,000		Advanced International Multitech Co Ltd	82
42,342		Aksa Akrilik Kimya Sanayii	99
2,299,795		Alok Industries Ltd	778
58,100		Alpine Electronics, Inc	623
596,826		Altek Corp	474
21,085		Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS.	250
197,721		Amer Sports Oyj (A Shares)	2,298
184,285	e	American Greetings Corp (Class A)	2,305
1,251,000	e	Anta Sports Products Ltd	1,480
174,714		Arab Cotton Ginning	61
291,426		Arcelik AS	939
59,271	*,e	Arctic Cat, Inc	1,337
43,600		Arezzo Industria e Comercio S.A.	542
54,600		Arnest One Corp	558
52,500	e	Aruze Corp	1,440
719,520	*	Arvind Ltd	903
238,611	*	Ascena Retail Group, Inc	7,092

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

135,000	*	Asia Optical Co, Inc	$106
108,851		Asics Corp	1,224
216,000		Atsugi Co Ltd	258
138,095		Avgol Industries 1953 Ltd	103
45,150		AVY Precision Technology, Inc	77
50,191	*	Bang & Olufsen AS (B Shares)	471
1,336,099	*	Barratt Developments plc	1,921
9,040		Basic House Co Ltd	134
72,290		Bata India Ltd	721
307,934	*,e	Beazer Homes USA, Inc	764
2,722,000	*	Beijing Properties Holdings Ltd	157
150,320		Bellway plc	1,663
44,433	e	Beneteau S.A.	464
74,403	e	Benetton Group S.p.A.	284
190,550	*	Berkeley Group Holdings plc	3,775
272,227	e	Billabong International Ltd	493
25,660		Bjoern Borg AB	131
28,187		Blyth, Inc	1,601
57,989		Bombay Dyeing & Manufacturing Co Ltd	377
45,692		Bombay Rayon Fashions Ltd	233
10,370,000		Bosideng International Holdings Ltd	2,928
307,752	e	Bovis Homes Group plc	2,100
295,762		Brookfield Incorporacoes S.A.	785
404,043		Brunswick Corp	7,297
1,332,402	e	Burberry Group plc	24,500
65,932	e	BWG Homes ASA	105
137,853	*	C Mahendra Exports Ltd	345
252,856	e	Callaway Golf Co	1,398
77,800		Camargo Correa Desenvolvimento Imobiliario S.A.	168
197,272	*,e	Carter’s, Inc	7,853
172,431	e	Casio Computer Co Ltd	1,043
27,509	*,e	Cavco Industries, Inc	1,102
38,765	e	Cherokee, Inc	452
7,034,000		Chigo Holding Ltd	170
4,397,400	e	China Dongxiang Group Co	746
380,816	*	China Great Star International Ltd	569
3,848,000		China Haidian Holdings Ltd	376
836,000	e	China Lilang Ltd	728
22,600		Chofu Seisakusho Co Ltd	572
104,265		Christian Dior S.A.	12,307
165,000	*,e	Clarion Co Ltd	293
46,248	*,e	Clarus Corp	345
28,500		Cleanup Corp	178
1,821,474		Coach, Inc	111,182
49,743	e	Columbia Sportswear Co	2,316
1,096,273		Compagnie Financiere Richemont S.A.	55,145
1,134,700	e	Consorcio ARA, S.A. de C.V.	317
9,548,000	*	Coolpoint Energy Ltd	126
12,000		Corona Corp	189
543,600	*,e	Corp GEO S.A. de C.V. (Series B)	676
332,000		Costin New Materials Group	169
444,621	*,e	CROCS, Inc	6,567

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,632		CSS Industries, Inc	$969
394,681		Cyrela Brazil Realty S.A.	3,140
30,200		Daidoh Ltd	271
355,572	*	Deckers Outdoor Corp	26,871
7,972,000	*	Dejin Resources Group Co Ltd	68
156,250		De’Longhi S.p.A.	1,376
37,737	*,e	Delta Apparel, Inc	720
267,200	*,e	Desarrolladora Homex S.A. de C.V.	747
54,590		Descente Ltd	287
32,991		Dorel Industries, Inc (Class B)	827
2,330,914	e	DR Horton, Inc	29,393
45,542		Duni AB	357
1,212,441	*,e	Eastman Kodak Co	787
48,760		Eclat Textile Co Ltd	74
11,270	*	Elco Holdings Ltd	55
180,528	e	Electrolux AB (Series B)	2,868
248,000		Embry Holdings Ltd	124
103,585	e	Ethan Allen Interiors, Inc	2,456
368,200		Even Construtora e Incorporadora S.A.	1,220
434,000		Evergreen International Holdin	98
207,000		Ez Tec Empreendimentos e Participacoes S.A.	1,752
201,000		Feng TAY Enterprise Co Ltd	174
138		Fields Corp	212
6,646		Fila Korea Ltd	449
751,899	*	Fisher & Paykel Appliances Holdings Ltd	211
55,300		Fiyta Holdings Ltd	69
2,056		Forbo Holding AG.	1,076
742,220		Formosa Taffeta Co Ltd	687
45,860		Forus S.A.	122
405,146	*	Fossil, Inc	32,152
21,291		Foster Electric Co Ltd	304
175,000		France Bed Holdings Co Ltd	300
80,000	e	Fujitsu General Ltd	456
25,100	e	Funai Electric Co Ltd	600
167,295	*	Furniture Brands International, Inc	206
821,700		Gafisa S.A.	1,815
497,694	e	Garmin Ltd	19,813
22,408		Genius Electronic Optical Co Ltd	153
113,353	e	Geox S.p.A.	317
70,008		Gerry Weber International AG.	2,131
328,149		Giant Manufacturing Co Ltd	1,267
63,063	*,e	G-III Apparel Group Ltd	1,571
90,513	e	Gildan Activewear, Inc	1,702
233,782		Gitanjali Gems Ltd	1,327
710,637		Glorious Sun Enterprises Ltd	218
470,000		Goodbaby International Holding	128
144,400		Grendene S.A.	595
91,431	e	GUD Holdings Ltd	659
1,562,000		Gunze Ltd	4,555
962,000	*	Haier Electronics Group Co Ltd	858
8,300		Hajime Construction Co Ltd	170
16,140		Handsome Co Ltd	417

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

512,684	*	Hanesbrands, Inc	$11,207
60,559		Hansae Co Ltd	373
30,580		Hanssem Co Ltd	541
466,751		Harman International Industries, Inc	17,755
197,165	e	Hasbro, Inc	6,288
1,873,500	*	Haseko Corp	1,239
12,720		Hefei Meiling Co Ltd	5
74,300		Heiwa Corp	1,282
78,300		Helbor Empreendimentos S.A.	869
136,194	*	Helen of Troy Ltd	4,181
348,000	*	Hisense Kelon Electrical Holdings Co Ltd	62
442,083	*,e	Hovnanian Enterprises, Inc (Class A)	641
329,278	e	Husqvarna AB (B Shares)	1,512
11,066		IC Companys AS	197
328,029	*	Iconix Brand Group, Inc	5,344
47,239		Indesit Co S.p.A.	226
274,300	*	Inpar S.A.	294
806,000		International Taifeng Holdings Ltd	256
96,897	*,e	iRobot Corp	2,892
168,609	e	Jakks Pacific, Inc	2,379
68,000		Japan Vilene Co Ltd	289
99,000		Japan Wool Textile Co Ltd	736
6,335,701	a	Jarden Corp	189,312
87,382		JBF Industries Ltd	151
203,699	*	Jinshan Development & Construction Co Ltd	75
111,904	e	JM AB	1,815
77,900		Johnson Health Tech Co Ltd	159
18,337	*,e	Johnson Outdoors, Inc	281
419,403		Jones Apparel Group, Inc	4,425
239,200	*,e	JVC KENWOOD Holdings, Inc	823
865,889	e	KB Home	5,819
53,923	*,e	Kenneth Cole Productions, Inc (Class A)	571
9,000		Kinko Optical Co Ltd	9
563,500		Konka Group Co Ltd	126
106,845	*,e	K-Swiss, Inc (Class A)	312
432,000		Kurabo Industries Ltd	819
591,000		Kwong Fong Industries	205
1,555		Kyungbang Ltd	127
329,160		LAN FA Textile	103
247,871	*	La-Z-Boy, Inc	2,950
588,000		Le Saunda Holdings	200
90,400		Lealea Enterprise Co Ltd	29
190,804	*,e	Leapfrog Enterprises, Inc	1,067
609,652	e	Leggett & Platt, Inc	14,046
441,796	e	Lennar Corp (Class A)	8,681
170,677		LG Electronics, Inc	11,045
22,070		LG Fashion Corp	775
787,500	e	Li Ning Co Ltd	624
829,500		Li Peng Enterprise Co Ltd	219
71,373	*,e	Libbey, Inc	909
42,623	e	Lifetime Brands, Inc	517
419,675	*,e	Liz Claiborne, Inc	3,622

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,825	*,e	Lululemon Athletica, Inc	$3,818
553,600		Luthai Textile Co Ltd	435
102,079		Luxottica Group S.p.A.	2,854
286,639		LVMH Moet Hennessy Louis Vuitton S.A.	40,377
73,940	*	M/I Homes, Inc	710
98,074	*	Maidenform Brands, Inc	1,795
8,907		Maisons France Confort	220
343,000		Makalot Industrial Co Ltd	794
537,600	e	Man Wah Holdings Ltd	322
51,073		Marcolin S.p.A	209
6,442	*,b	Mariella Burani S.p.A.	0	^
47,808	*,e	Marine Products Corp	237
8,300	e	Mars Engineering Corp	142
1,882,488		Matsushita Electric Industrial Co Ltd	15,888
1,049,189		Mattel, Inc	29,125
147,317	e	MDC Holdings, Inc	2,597
804,000		Meike International Holdings Ltd	73
294,000		Meiloon Industrial Co	103
465,000		Merida Industry Co Ltd	969
138,314	*,e	Meritage Homes Corp	3,208
114,000		Merry Electronics Co Ltd	126
13,058,000	*	Ming Fung Jewellery Group Ltd	786
65,000		Mitsui Home Co Ltd	332
126,000		Mizuno Corp	648
356,500		Modern Internasional Tbk	126
203,517	*	Mohawk Industries, Inc	12,180
69,474	e	Movado Group, Inc	1,262
681,498		MRV Engenharia e Participacoes S.A.	3,909
248,122		Namco Bandai Holdings, Inc	3,521
62,918	e	New Wave Group AB (B Shares)	209
2,571,359		Newell Rubbermaid, Inc	41,527
100,318		Nexity	2,263
21,300		Nidec Copal Corp	236
635,250		Nien Hsing Textile Co Ltd	420
1,534,010	e	Nike, Inc (Class B)	147,832
354,935		Nikon Corp	7,866
206,253	*,e	Nobia AB	732
21,900	*	Noritsu Koki Co Ltd	99
41,194	*	NVR, Inc	28,259
18,840		Olympic Group Financial Investments	123
595,531		Onward Kashiyama Co Ltd	4,362
29,362		Oriental Weavers	147
52,669	e	Oxford Industries, Inc	2,376
836,870	e	Pace plc	934
981,778		Pacific Textile Holdings Ltd	556
211,000		PanaHome Corp	1,433
745,934	e	Pandora AS	6,976
3,480,626		PDG Realty S.A.	11,010
402,000	*,m	Peace Mark Holdings Ltd	78
1,569,000	e	Peak Sport Products Co Ltd	411
15,000		Pegas Nonwovens S.A.	347
60,079	*,e	Perry Ellis International, Inc	854

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

702,167		Persimmon plc	$5,123
393,170		Phillips-Van Heusen Corp	27,715
363,100	*	Pioneer Corp	1,627
10,424,857		Playmates Holdings Ltd	3,658
577,451	e	Polaris Industries, Inc	32,327
71,428	*	Poltrona Frau S.p.A.	81
191,677	e	Pool Corp	5,769
661,000	e	Ports Design Ltd	997
2,687,230		Pou Chen Corp	2,204
258,283	*,e	Prada S.p.A	1,162
1,278,000		Prime Success International Group Ltd	1,420
5,100,352	*,e	Pulte Homes, Inc	32,183
625,103	*	Quiksilver, Inc	2,257
267,001		Rajesh Exports Ltd	629
260,027		Ralph Lauren Corp	35,905
130,103		Raymond Ltd	759
328,515	*,e	Redrow plc	578
72,400	*	Restoque Comercio e Confeccoes de Roupas S.A.	1,060
25,316	e	RG Barry Corp	306
38,228		Rinnai Corp	2,737
30,800		Rodobens Negocios Imobiliarios S.A.	184
4,575	*	Rodriguez Group	18
26,300		Roland Corp	238
223,520		Rossi Residencial S.A.	959
1,040,000		Royale Furniture Holdings Ltd	260
626,962		Ruentex Industries Ltd	1,023
177,930	e	Ryland Group, Inc	2,804
540,834		S Kumars Nationwide Ltd	240
6,482		Sabaf S.p.A.	94
42,644	*	Safilo Group S.p.A.	268
55,774	*,e	Salvatore Ferragamo Italia S.p.A	732
269,000		Sampo Corp	74
1,227,000		Samson Holding Ltd	142
4,460,700	*	Samsonite International	6,979
36,276		Sangetsu Co Ltd	933
105,327		Sankyo Co Ltd	5,325
144,000		Sanyo Electric Taiwan Co Ltd	132
210,000	e	Sanyo Shokai Ltd	477
322,007	*,e	Sealy Corp	554
31,471		SEB S.A.	2,358
788,938		Sega Sammy Holdings, Inc	17,044
132,000		Seiko Holdings Corp	270
1,507,430		Seiren Co Ltd	8,815
2,417,054		Sekisui Chemical Co Ltd	19,911
1,127,971		Sekisui House Ltd	10,024
192,500	*	Shanghai Haixin Group Co	81
1,832,160	e	Sharp Corp	15,971
1,428,200	e	Shenzhou International Group Holdings Ltd	1,934
56,604	e	Shimano, Inc	2,755
221,000		Shinkong Textile Co Ltd	237
360,000	*,f	Sitoy Group Holdings Ltd (purchased 11/30/11, cost $138)	137
163,113	*,e	Skechers U.S.A., Inc (Class A)	1,977

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,800	*,e	Skullcandy, Inc	$448
33,185	e	Skyline Corp	144
5,706,217	e	Skyworth Digital Holdings Ltd	1,990
244,247	*,e	Smith & Wesson Holding Corp	1,065
876,666		Socovesa S.A.	305
34,341	*,e	SodaStream International Ltd	1,123
1,297,484		Sony Corp	23,395
29,424		SRF Ltd	132
25,000		SRI Sports Ltd	272
196,982	*	ST Dupont S.A.	99
393,589	*,e	Standard-Pacific Corp	1,252
314,000		Star Comgistic Capital Co Ltd	195
1,432,913	*,e	Steinhoff International Holdings Ltd	4,072
33,731	*	Steinway Musical Instruments, Inc	845
882,000		Stella International Holdings Ltd	1,915
210,902	*	Steven Madden Ltd	7,276
109,435	e	Sturm Ruger & Co, Inc	3,662
340,654	e	Sumitomo Forestry Co Ltd	3,019
40,983	*	Summer Infant, Inc	289
282,000		Sunny Optical Technology Group Co Ltd	68
63,462		Swatch Group AG.	23,622
252,146		Swatch Group AG. Reg	16,721
121,000	*	Sxl	283
97,000		Tainan Enterprises Co Ltd	113
180,000		Taiwan Paiho Ltd	140
20,400		Taiwan Sakura Corp	10
114,893		Takamatsu Corp	1,820
21,400		Tamron Co Ltd	516
2,017,138	*	Tatung Co Ltd	506
10,736,566	*,e	Taylor Woodrow plc	6,258
792,000	*	TCL Multimedia Technology Holdings Ltd	252
21,500	*	Technos S.A.	182
2,228,117	e	Techtronic Industries Co	2,285
203,600		Tecnisa S.A.	1,097
772,754	*	Tempur-Pedic International, Inc	40,593
43,305		Ten Cate NV	1,187
830,000		Texhong Textile Group Ltd	194
1,242,000	e	Texwinca Holdings Ltd	1,375
106,700	*,e	Thomson	160
9	*,m	Thomson (Non-Reg)	0	^
461,422		Titan Industries Ltd	1,484
48,508	*	TK Chemical Corp	86
11,213	e	Tod’s S.p.A.	911
6,640		Token Corp	224
1,186,871	*	Toll Brothers, Inc	24,236
133,941	*,e	TomTom NV	527
72,168		Tomy Co Ltd	505
16,400		Touei Housing Corp	167
2,292,676		Toyobo Co Ltd	3,083
30,017		Trigano S.A.	451
2,130,000		Trinity Ltd	1,529
27,700		Trisul S.A.	42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

156,876	*	True Religion Apparel, Inc	$5,425
1,622,200	*	Tsann Kuen China Enterprise Co Ltd	219
138,400	*	TSI Holdings Co Ltd	683
17,056		TTK Prestige Ltd	806
2,325,674		Tupperware Corp	130,169
1,715,591		Turk Sise ve Cam Fabrikalari AS	2,579
138,187	*,e	Under Armour, Inc (Class A)	9,920
82,730	*	Unifi, Inc	629
624,000	*,e	Unitika Ltd	339
61,664	*	Universal Electronics, Inc	1,040
1,605,515	*,e	Urbi Desarrollos Urbanos S.A. de C.V	1,827
295	*	Vardhman Special Steels Ltd	0	^
5,436		Vardhman Textiles Ltd	18
76,609	*,e	Vera Bradley, Inc	2,471
201,118		Vestel Beyaz Esya Sanayi ve Ticaret AS.	179
179,066	*	Vestel Elektronik Sanayi	171
470,530		VF Corp	59,752
996,299	e	Victory City International Hldgs Ltd	96
78,694		Videocon Industries Ltd	258
259,205		VIP Industries Ltd	376
148,627	e	Wacoal Holdings Corp	1,971
212,648	*,e	Warnaco Group, Inc	10,641
685,500	e	Weiqiao Textile Co	343
2,602,000		Welling Holding Ltd	401
32,167		Weyco Group, Inc	790
550,734	e	Whirlpool Corp	26,132
28,254	*	Whirlpool of India Ltd	83
213,302		Wolverine World Wide, Inc	7,602
160,780	*	Woongjin Chemical Co Ltd	134
74,150		Woongjin Coway Co Ltd	2,361
155,160		Wuxi Little Swan Co Ltd	167
2,643,500	e	XTEP International Holdings	835
113,350		Yamaha Corp	1,035
98,000		YGM Trading Ltd	254
22,000		Young Optics, Inc	47
44,890		Youngone Corp	1,084
10,670		Youngone Holdings Co Ltd	521
1,377,114		Yue Yuen Industrial Holdings	4,346
83,006	*,e	Zagg, Inc	587
87,570		Zeng Hsing Industrial Co Ltd	269
10,000	*	Zhonglu Co Ltd	6
1,073,260		Zig Sheng Industrial Co Ltd	386

		TOTAL CONSUMER DURABLES & APPAREL	1,859,268

CONSUMER SERVICES - 2.0%
202,053	*,e	888 Holdings plc	135
6,000	*	Abril Educacao S.A.	66
168,335		Accor S.A.	4,242
2,056		Accordia Golf Co Ltd	1,488
130,920		Advtech Ltd	101
121,195	*	AFC Enterprises	1,782
996,000	e	Ajisen China Holdings Ltd	1,095

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

630,400		Alsea SAB de C.V.	$636
255,000		Ambassador Hotel	263
85,401		Ambassadors Group, Inc	385
81,974	*,e	American Public Education, Inc	3,548
195,956		Ameristar Casinos, Inc	3,388
8,391	*	AmRest Holdings SE	155
164,900		Anhanguera Educacional Participacoes S.A.	1,777
659,201	*	Apollo Group, Inc (Class A)	35,511
52,569	*,e	Archipelago Learning, Inc	508
26,364	e	Arcos Dorados Holdings, Inc	541
553,748	e	Aristocrat Leisure Ltd	1,244
70,892	*	Ascent Media Corp (Series A)	3,596
58,300	*	Atom Corp	219
12,695		Autogrill S.p.A.	123
121,189	*	Bally Technologies, Inc	4,794
80,629		Benesse Corp	3,898
30,694	*,e	Benihana, Inc	314
1,467,372		Berjaya Sports Toto BHD	2,032
106,365	e	BETFAIR Group Ltd	1,241
99,588		Betsson AB (Series B)	2,186
95,372	*,e	BJ’s Restaurants, Inc	4,322
144,971	e	Bob Evans Farms, Inc	4,862
355,365	*,e	Boyd Gaming Corp	2,651
78,723	*	Bravo Brio Restaurant Group, Inc	1,350
66,888	*,e	Bridgepoint Education, Inc	1,538
696,311	e	Brinker International, Inc	18,633
72,856	*,e	Buffalo Wild Wings, Inc	4,919
436,000	e	Cafe de Coral Holdings Ltd	998
71,927	*	Cambium Learning Group, Inc	217
110,874	*,e	Capella Education Co	3,997
244,927	*	Career Education Corp	1,952
63,029	*,e	Caribou Coffee Co, Inc	879
1,747,025	e	Carnival Corp	57,023
60,562		Carnival plc	1,996
51,076	*,e	Carrols Restaurant Group, Inc	591
98,558	e	CBRL Group, Inc	4,968
88,659		CEC Entertainment, Inc	3,054
1,850,000		Central Plaza Hotel PCL	585
2,774,040		Century City International	185
289,257	*	Cheesecake Factory	8,490
153,395,000	*	China LotSynergy Holdings Ltd	2,541
4,480,000		China Travel International Inv HK	753
104,789	*	Chipotle Mexican Grill, Inc (Class A)	35,391
59,964	e	Choice Hotels International, Inc	2,282
55,591	e	Churchill Downs, Inc	2,898
11,133		Cie des Alpes	207
66,425	e	City Lodge Hotels Ltd	630
30,919	*,e	Club Mediterranee S.A.	525
36,394	*	Codere S.A.	287
160,540	*,e	Coinstar, Inc	7,327
75,000	e	Colowide Co Ltd	523
423,344		Compass Group plc	4,017

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

125,992	e	Consumers’ Waterheater Income Fund	$1,145
322,371	*,e	Corinthian Colleges, Inc	700
63,279		Cox & Kings India Ltd	184
2,888		Credu Corp	123
197,476		Crown Ltd	1,629
9,000	e	Daisyo Corp	116
1,501,910	e	Darden Restaurants, Inc	68,457
547,942	*,e	Denny’s Corp	2,060
178,583		DeVry, Inc	6,868
68,151	e	Dignity plc	869
60,395	*	DineEquity, Inc	2,549
156,793	e	Domino’s Pizza UK & IRL plc	980
312,703	*	Domino’s Pizza, Inc	10,616
64,500		Doutor Nichires Holdings Co Ltd	847
196,675	*,e	Dunkin Brands Group, Inc	4,913
1,090,065	*,e	Echo Entertainment Group Ltd	3,997
64,127	*,e	Education Management Corp	1,795
482,747		Educomp Solutions Ltd	1,742
683,877	*	Egyptian for Tourism Resorts	96
67,227		EIH Ltd	106
23,174	e	Einstein Noah Restaurant Group, Inc	367
1,459,631	*	Enjoy S.A.	288
700,399	*	Enterprise Inns plc	304
84,800		Estacio Participacoes S.A.	818
31,247	*,e	Euro Disney SCA	143
69,115		Everonn Education Ltd	431
52,055		Famous Brands Ltd	293
331,560		First Hotel	208
151,635	e	Flight Centre Ltd	2,498
50,337		Formosa International Hotels Corp	651
48,000		Fortuna Entertainment Group NV	223
80,000	e	Fuji Kyuko Co Ltd	472
69,000		Fujita Kanko, Inc	228
1,563,073	*,e,f	Galaxy Entertainment Group Ltd (purchased 09/23/11, cost $2,604)	2,841
134,858	*,e	Gaylord Entertainment Co	3,255
2,957,715		Genting BHD	10,253
1,070,000	*,e	Genting Hong Kong Ltd	283
3,751,028	*,e	Genting International plc	4,365
39,944		Gold Reef Resorts Ltd	82
4,790,000		Golden Resorts Group Ltd	492
118,493	*	Grand Canyon Education, Inc	1,891
16,230		Grand Korea Leisure Co Ltd	257
90,015	*,e	Great Canadian Gaming Corp	740
552,516	e	Greene King plc	4,178
663,000	e	GuocoLeisure Ltd	304
1,328,562	e	H&R Block, Inc	21,695
9,577		Hana Tour Service, Inc	285
243,858		Hillenbrand, Inc	5,443
27,000		HIS Co Ltd	769
43,000	*	Holiday Entertainment Co Ltd	58
15,366	*,e	Home Inns & Hotels Management, Inc (ADR)	396

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,227		Hotel Leela Venture Ltd	$7
471,000		Hotel Properties Ltd	631
32,820		Hotel Shilla Co Ltd	1,100
254,050	*	Huangshan Tourism Development Co Ltd	307
328,063	*	Hurtigruten Group ASA	166
117,111	*,e	Hyatt Hotels Corp	4,408
6,500		Ichibanya Co Ltd	190
245,919		Indian Hotels Co Ltd	252
518,446		Intercontinental Hotels Group plc	9,322
485,757		International Game Technology	8,355
110,890		International Speedway Corp (Class A)	2,811
165,358	*	Interval Leisure Group, Inc	2,251
154,029		Intralot S.A.-Integrated Lottery Systems & Services	133
246,767		Invocare Ltd	1,943
114,011	*	Isle of Capri Casinos, Inc	532
276,737	*,e	ITT Educational Services, Inc	15,744
183,864	*	Jack in the Box, Inc	3,843
214,753	*,e	Jamba, Inc	281
465,240		Jollibee Foods Corp	960
65,031	*	Jubilant Foodworks Ltd	923
98,256	*,e	K12, Inc	1,763
188,230		Kangwon Land, Inc	4,452
15,650		Kappa Create Co Ltd	370
142,900		KFC Holdings Malaysia BHD	173
23,300	e	Kisoji Co Ltd	434
805,000		Kosmopolito Hotels International Ltd	123
282,563	*,e	Krispy Kreme Doughnuts, Inc	1,848
77,100	*	Kroton Educacional S.A.	760
4,996		Kuoni Reisen Holding	1,194
12,400	e	Kura Corp	163
20,900		Kyoritsu Maintenance Co Ltd	386
2,213,076	e	Ladbrokes plc	4,464
356,500	*	Landmarks BHD	121
3,358,607	*	Las Vegas Sands Corp	143,513
139,891	*	Leofoo Development Co	79
163,582	*,e	Life Time Fitness, Inc	7,647
133,217		Lincoln Educational Services Corp	1,052
653,000		Little Sheep Group Ltd	540
10,220	*	Lotte Tour Development Co Ltd	130
95,005	*,e	Lottomatica S.p.A.	1,422
43,561	*,e	Luby’s, Inc	196
68,343	e	Mac-Gray Corp	942
486,617		Macquarie Leisure Trust Group	507
106,762	e	Marcus Corp	1,346
632,328		Marriott International, Inc (Class A)	18,445
62,592	*,e	Marriott Vacations Worldwide Corp	1,074
1,369,976	e	Marston’s plc	1,953
736,500		Masterskill Education Group BHD	279
15,300		Matsuya Foods Co Ltd	316
114,844	e	Matthews International Corp (Class A)	3,610
3,839,523		McDonald’s Corp	385,220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,457	e	McDonald’s Holdings Co Japan Ltd	$1,305
7,858		MegaStudy Co Ltd	751
1,448,213	e	Melco International Development	1,069
1,084,235	*,e	Melco PBL Entertainment Macau Ltd (ADR)	10,430
2,124,460	*,e	MGM China Holdings Ltd	2,764
2,600,059	*	MGM Mirage	27,119
214,220	e	Millennium & Copthorne Hotels plc	1,352
3,045,800		Minor International PCL (Foreign)	1,080
341,881	*	Mitchells & Butlers plc	1,241
3,421		Modetour Network, Inc	72
51,545	*,e	Monarch Casino & Resort, Inc	525
94,183	*,e	Morgans Hotel Group Co	556
32,000		MOS Food Services, Inc	637
166,801	*,e	Multimedia Games, Inc	1,324
1,418,000		NagaCorp Ltd	357
32,007		National American University Holdings, Inc	243
213,261	e	Navitas Ltd	763
105,012	*,e	NH Hoteles S.A.	294
85,009	*,e	O’Charleys, Inc	467
14,300		Ohsho Food Service Corp	340
228,680		OPAP S.A.	2,012
17,637		Orascom Development Holding AG.	269
14,894	*	Orbis S.A.	163
42,877	e	Oriental Land Co Ltd	4,527
4,598,488	*	Orient-Express Hotels Ltd (Class A)	34,351
395,000	e	Overseas Union Enterprise Ltd	639
395	e	Pacific Golf Group International Holdings KK	256
108,112		Paddy Power plc	6,224
768,436		Paliburg Holdings Ltd	221
166,218	*,e	Panera Bread Co (Class A)	23,512
129,565	*	Papa John’s International, Inc	4,882
10,603		Paradise Co Ltd	77
5,528,855		PartyGaming plc	14,055
49,112	*,e	Peet’s Coffee & Tea, Inc	3,078
614,256	*	Penn National Gaming, Inc	23,385
123,239	e	PF Chang’s China Bistro, Inc	3,809
548,100		Philweb Corp	192
6,428		Pierre & Vacances	212
270,789	*	Pinnacle Entertainment, Inc	2,751
60,100		Plenus Co Ltd	982
152,263	e	Prommethean World plc	129
235,500		QSR Brands BHD	483
793,666	e	Raffles Education Corp Ltd	259
202,684		Rank Group plc	398
55,346	*	Red Lion Hotels Corp	384
60,962	*	Red Robin Gourmet Burgers, Inc	1,689
737,000		Regal Hotels International Holdings Ltd	223
284,037	e	Regis Corp	4,701
5,143,800		Resorts World BHD	6,208
39,400		Resorttrust, Inc	582
275,981		Restaurant Group plc	1,277
19,545,000		Rexcapital Financial Holdings Ltd	1,279

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

100,634	*	Rezidor Hotel Group AB	$322
19,200	e	Ringer Hut Co Ltd	264
130,100	e	Round One Corp	844
246,150	e	Royal Caribbean Cruises Ltd	6,097
33,700	e	Royal Holdings Co Ltd	402
308,745	*,e	Ruby Tuesday, Inc	2,130
194,358	*,e	Ruth’s Chris Steak House, Inc	966
40,000		Saizeriya Co Ltd	665
21,271,061	*,e	Sands China Ltd	59,678
257,303	*,e	Scientific Games Corp (Class A)	2,496
924,778	e	Service Corp International	9,849
1,418,000		Shanghai Jin Jiang International Hotels Group Co Ltd	171
224,984		Shanghai Jinjiang International Hotels Development Co Ltd	267
107,249		Shanghai Jinjiang International Travel Co Ltd	105
1,126,929		Shangri-La Asia Ltd	1,941
2,859		Shinsegae Food Co Ltd	195
216,051	*,e	Shuffle Master, Inc	2,532
2,451,000		SITC International Co Ltd	629
159,075	e	Six Flags Entertainment Corp	6,560
816,439		SJM Holdings Ltd	1,325
33,595		SkiStar AB (Series B)	398
116,896		Sky City Entertainment Group Ltd	312
2,680,000	*,e	SMI Corp Ltd	76
54,499	*	Snai S.p.A.	140
73,370		Sodexho Alliance S.A.	5,251
77,742	e	Sol Melia S.A.	390
239,226	*	Sonic Corp	1,610
391,550		Sotheby’s (Class A)	11,171
49,682	e	Speedway Motorsports, Inc	762
889,542	*,e	Spirit Pub Co plc	591
1,379,758	e	Sportingbet plc	673
6,400		St Marc Holdings Co Ltd	246
674,000		Stamford Land Corp Ltd	291
370	e	Starbucks Coffee Japan Ltd	235
3,867,953	e	Starbucks Corp	177,966
610,418	e	Starwood Hotels & Resorts Worldwide, Inc	29,282
5,380	*	Steak N Shake Co	1,981
59,285	*	Steiner Leisure Ltd	2,691
304,207	e	Stewart Enterprises, Inc (Class A)	1,752
48,991	e	Strayer Education, Inc	4,761
120,629	e	Sun International Ltd	1,255
135,764		Tabcorp Holdings Ltd	378
316,508	e	Tattersall’s Ltd	789
240,870	e	Texas Roadhouse, Inc (Class A)	3,589
1,151,609	e	Thomas Cook Group plc	264
336,538	e	Tim Hortons, Inc (Toronto)	16,306
13,276	*	Tipp24 SE	566
539,000	*	Tokyo Dome Corp	1,320
210,000	e	Tokyotokeiba Co Ltd	286
6,000		Toridoll.corp	56
91,614	*,e	Town Sports International Holdings, Inc	673

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

171,780	*,e	TUI AG.	$1,066
114,490	e	TUI Travel plc	295
48,393		Unibet Group plc (ADR)	1,113
106,043	*	Universal Technical Institute, Inc	1,355
64,035		UP, Inc	458
157,461	e	Vail Resorts, Inc	6,670
28,900	e	WATAMI Co Ltd	689
269,170	e	Weight Watchers International, Inc	14,807
513,915		Wendy’s	2,755
155,048	e	Wetherspoon (J.D.) plc	999
43,471		Whitbread plc	1,055
1,634,651	e	William Hill plc	5,138
92,341	*,e	WMS Industries, Inc	1,895
1,267,234		Wyndham Worldwide Corp	47,939
1,728,790	e	Wynn Macau Ltd	4,316
265,454	e	Wynn Resorts Ltd	29,330
335,000		YBM Sisa.com, Inc	1,988
50,000		Yomiuri Land Co Ltd	157
536	e	Yoshinoya D&C Co Ltd	751
2,954,360	e	Yum! Brands, Inc	174,338
6,694	*	Zee Learn Ltd	1
168,100	e	Zensho Co Ltd	2,265

		TOTAL CONSUMER SERVICES	1,927,620

DIVERSIFIED FINANCIALS - 4.4%
782,489	e	3i Group plc	2,197
33,714	e	ABC Arbitrage	268
1,722,277	e	Aberdeen Asset Management plc	5,670
32,573		Ackermans & Van Haaren	2,422
32,568	*	Acom Co Ltd	579
157,106		Administradora de Fondos de Pensiones Provida S.A.	689
384,986	e	Advance America Cash Advance Centers, Inc	3,446
757,271		Aeon Credit Service Co Ltd	11,932
778,303		Aeon Thana Sinsap Thailand PCL	703
2,189,800		Aeon Thana Sinsap Thailand Pcl (ADR)	1,978
775,501	*,e	Affiliated Managers Group, Inc	74,409
1,183,955		African Bank Investments Ltd	5,025
144,343	e	AGF Management Ltd	2,241
525,700	*,e	Aiful Corp	738
79,142	e	Aker ASA (A Shares)	2,045
66,177	*	Altamir Amboise	514
953,517	*	American Capital Ltd	6,417
3,447,597		American Express Co	162,624
633,194		Ameriprise Financial, Inc	31,432
2,291,805		AMMB Holdings BHD	4,300
796,040	e	Apollo Investment Corp	5,126
413,788	e	Apollo Management LP	5,135
926,520	g	ARA Asset Management Ltd	874
550,746		Ares Capital Corp	8,509
246,119	e	Artio Global Investors, Inc	1,201
767,165	e	Ashmore Group plc	3,976
618,088		Australian Stock Exchange Ltd	19,293

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,472		Avanza AB	$536
340,587		Ayala Corp	2,417
2,215	*	Ayala Corp Preferred	0	^
238,359		Azimut Holding S.p.A.	1,904
5,332		Bajaj Auto Finance Ltd	61
123,480		Banca Generali S.p.A	1,148
17,510		Banca IFIS S.p.A.	91
319,925	e	Banca Profilo S.p.A.	101
37,032,767		Bank of America Corp	205,902
3,649,368	e	Bank of New York Mellon Corp	72,659
45,128		Bank Sarasin & Compagnie AG.	1,315
377,838	e	BGC Partners, Inc (Class A)	2,244
89,707		BinckBank NV	964
276,865	e	BlackRock Kelso Capital Corp	2,259
290,058		BlackRock, Inc	51,700
5,098,649		Blackstone Group LP	71,432
4,451,103		BM&FBOVESPA S.A.	23,386
27,210,768		Bolsa de Valores de Colombia	376
30,597		Bolsa de Valores de Lima S.A.	113
905,300	e	Bolsa Mexicana de Valores S.A. de C.V.	1,456
109,301	e	Bolsas y Mercados Espanoles	2,935
31,677	*	Boursorama	227
954,191	*	Brait S.A.	2,357
331,884	e	Brewin Dolphin Holdings plc	706
431,671	*,e	Broadpoint Securities Group, Inc	725
89,761	e	BT Investment Management Ltd	165
85,021	*	Bure Equity AB	197
373,600		Bursa Malaysia BHD	789
129,403	e	Calamos Asset Management, Inc (Class A)	1,619
3,489	e	California First National Bancorp	56
113,982	e	Canaccord Capital, Inc	873
2,234,106	e	Capital One Financial Corp	94,481
1,713,521		Capital Securities Corp	590
15,960		Capital Southwest Corp	1,302
145,619	e	Cash America International, Inc	6,790
140,992		CBOE Holdings, Inc	3,646
109,101		Century Leasing System, Inc	2,054
264,844		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	3,827
143,000	*	Chailease Holding Co Ltd	130
1,336,768	e	Challenger Financial Services Group Ltd	5,639
1,706,072		Charles Schwab Corp	19,210
1,353,000		China Bills Finance Corp	464
2,664,000	e	China Everbright Ltd	4,151
3,540,000	*	China Financial International Investments Ltd	228
140,000	e	China Merchants China Direct Investments Ltd	171
3,236		Cholamandalam DBS Finance Ltd	7
175,539	e	CI Financial Corp	3,636
425,039	*	Citadel Capital Corp	181
14,834,565		Citigroup, Inc	390,297
194,520	e	Close Brothers Group plc	1,871
167,342	e	CME Group, Inc	40,776
69,953	e	Cohen & Steers, Inc	2,022

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

560,726		Collins Stewart plc	$753
1,751,200	e	Compartamos SAB de C.V.	2,148
179,048		Compass Diversified Trust	2,218
961,275	*	Concord Securities Corp	196
678,386		Coronation Fund Managers Ltd	1,907
23,722		Corp Financiera Alba	925
128,064		Corp Financiera Colombiana S.A.	2,236
506,872	*,e	Cowen Group, Inc	1,313
27,169	*	Credit Acceptance Corp	2,235
1,628,000	e	Credit China Holdings Ltd	169
236,268		Credit Saison Co Ltd	4,719
1,639,826		Credit Suisse Group	38,435
27,398		DAB Bank AG.	118
312,391		Daewoo Securities Co Ltd	2,830
64,400		Daishin Securities Co Ltd	591
50,210		Daishin Securities Co Ltd PF	315
1,251,235		Daiwa Securities Group, Inc	3,891
72,816	e	Davis & Henderson Income Fund	1,204
242,133	*,e	DeA Capital S.p.A.	416
21,586	*,e	Deerfield Capital Corp	117
1,572,476		Deutsche Bank AG.	59,598
15,825	e	Deutsche Beteiligungs AG.	319
146,753		Deutsche Boerse AG.	8,181
125,181	*	Deutsche Boerse AG. - New	6,552
12,177	e	Diamond Hill Investment Group, Inc	901
6,363,696		Discover Financial Services	152,730
169,062	*,e	Dollar Financial Corp	3,053
53,250		Dongbu Securities Co Ltd	194
116,971	e	Duff & Phelps Corp	1,696
117,745	*	Dundee Corp	2,726
2,671,408	*	E*Trade Financial Corp	21,264
41,398		East Capital Explorer AB	322
220,810	e	Eaton Vance Corp	5,220
759,500		ECM Libra Financial Group BHD	185
105,492		Edelweiss Capital Ltd	51
72,240	e	EFG International	545
795,687		Egypt Kuwait Holding Co	784
520,461	*	Egyptian Financial Group-Hermes Holding	871
21,043	*	Elron Electronic Industries	84
56,832	e	Epoch Holding Corp	1,263
78,275	*	Eugene Investment & Securities Co Ltd	247
35,370		Eurazeo	1,254
105,081	e	Evercore Partners, Inc (Class A)	2,797
275,365	e	Exor S.p.A.	5,521
239,720	*,e	Ezcorp, Inc (Class A)	6,321
639,466	e	F&C Asset Management plc	649
586,000	*	Far East Horizon Ltd	521
218,106	*,e	FBR Capital Markets Corp	447
147,360	e	Federated Investors, Inc (Class B)	2,233
12,000		Fidus Investment Corp	156
269,237	e	Fifth Street Finance Corp	2,577
10,038	e	Fimalac	380

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

155,599	*,e	Financial Engines, Inc	$3,475
63,400		Financiera Independencia SAB de C.V.	33
160,168	*	First Cash Financial Services, Inc	5,620
353,815	*,e	First Marblehead Corp	414
2,256,000		First Pacific Co	2,341
5,749,389	e	FirstRand Ltd	14,753
409,404		FlexiGroup Ltd	780
519,861		Franklin Resources, Inc	49,938
31,886	e	Friedman Billings Ramsey Group, Inc (Class A)	680
13,248,029		Fubon Financial Holding Co Ltd	13,995
15,549,344		Fuhwa Financial Holdings Co Ltd	7,925
48,800		Fuyo General Lease Co Ltd	1,674
82,894	e	FXCM, Inc	808
11,610	e	Gain Capital Holdings, Inc	78
27,227	e	GAMCO Investors, Inc (Class A)	1,184
117	e	GCA Savvian Group Corp	119
4,412,000		Get Nice Holdings Ltd	170
320,774	e	GFI Group, Inc	1,322
21,468		Gimv NV	1,023
86,400	e	Gladstone Capital Corp	659
137,107	e	Gladstone Investment Corp	997
19,448		Gluskin Sheff + Associates, Inc	285
162,166		GMP Capital, Inc	1,127
2,207,058		Goldman Sachs Group, Inc	199,585
34,716	e	Golub Capital BDC, Inc	538
68,297	*,e	Green Dot Corp	2,132
49,577	e	Greenhill & Co, Inc	1,803
67,495		Groupe Bruxelles Lambert S.A.	4,490
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
3,751	*	Grupo de Inversiones Suramericana S.A.	64
10,117,111		Guinness Peat Group plc	4,604
568,000		Guotai Junan International Hol	142
738,414		Haci Omer Sabanci Holding AS	2,101
84,290		Hanwha Securities Co	331
293,213	e	Hargreaves Lansdown plc	1,959
127,228	*,e	Harris & Harris Group, Inc	440
78,863		Hellenic Exchanges S.A.	294
1,459,554	e	Henderson Group plc	2,324
166,140	e	Hercules Technology Growth Capital, Inc	1,568
488,270	*	HFF, Inc (Class A)	5,044
199,800		Hitachi Capital Corp	2,759
8,930	*	HMC Investment Securities Co Ltd	100
872,882	e	Hong Kong Exchanges and Clearing Ltd	13,889
1,194,000		Hongkong Chinese Ltd	206
330,947		Hyundai Securities Co	2,483
35,900		IBJ Leasing Co Ltd	795
4,338,327		ICAP plc	23,368
51,800	e	Ichiyoshi Securities Co Ltd	220
1,525,432		IFCI Ltd	627
676,397		IG Group Holdings plc	5,006
123,631	e	IGM Financial, Inc	5,368
111,795	*,e	Imperial Holdings, Inc	210

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

167,436		India Infoline Ltd	$137
335,438		Indiabulls Financial Services Ltd	869
18,736	*	Indiabulls Securities Ltd	2
380,485		Industrivarden AB	4,522
1,438,979		Infrastructure Development Finance Co Ltd	2,479
15,089,346	*	ING Groep NV	107,913
99,902		Interactive Brokers Group, Inc (Class A)	1,493
173,061	*	Interbolsa S.A.	210
621,248	*	IntercontinentalExchange, Inc	74,891
7,769	f	Intergroup Financial Services Corp (purchased 08/18/10, cost $196)	200
1,078,232		Intermediate Capital Group plc	3,828
85,893	*	International Assets Holding Corp	2,024
345,122	e	International Personal Finance plc	917
184,341	*	Internet Capital Group, Inc	1,423
1,324,249	e	Invesco Ltd	26,604
308,681		Investec Ltd	1,681
403,559		Investec plc	2,124
172,948	*	Investment Technology Group, Inc	1,870
711,798	e	Investor AB (B Shares)	13,239
613,570	e	IOOF Holdings Ltd	3,204
11,971	*	Is Finansal Kiralama AS.	7
150,823		Is Yatirim Menkul Degerler AS	110
1,962,300	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,612
105,000	e	iShares MSCI Canada Index Fund	2,793
1,035,000	e	iShares MSCI EAFE Index Fund	51,264
431,000	e	iShares MSCI Emerging Markets	16,352
185,000	e	iShares Russell 2000 Index Fund	13,633
179,000		Jaccs Co Ltd	533
165,917	e	Jafco Co Ltd	3,031
6,237,241		Janus Capital Group, Inc	39,357
8,823,000	*,a,e	Japan Asia Investment Co Ltd	5,945
1,520,600	e	Japan Securities Finance Co Ltd	6,848
152,920	e	Jefferies Group, Inc	2,103
7,320,000	*	Jia Sheng Holdings Ltd	333
2,071,273		Jih Sun Financial Holdings Co Ltd	559
109,071	e	JMP Group, Inc	780
18,552,049		JPMorgan Chase & Co	616,855
266,878	e	JSE Ltd	2,344
453,022		Julius Baer Group Ltd	17,646
618,916		Julius Baer Holding AG.	6,703
348,462		Jupiter Investment Management Group Ltd	1,171
846,000	e	K1 Ventures Ltd	50
113,800	e	kabu.com Securities Co Ltd	335
9,920,000	*	Kai Yuan Holdings Ltd	227
79,360	*	Kardan NV	203
15,075		KAS Bank NV	167
43,613	*	KBC Ancora	271
136,877	e	KBW, Inc	2,078
5,364,526		KGI Securities Co Ltd	1,906
468,814		Kinnevik Investment AB (Series B)	9,112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,434		KIWOOM Securities Co Ltd	$1,401
468,388	*	Knight Capital Group, Inc (Class A)	5,536
77,186	e	Kohlberg Capital Corp	487
530		Korea Development Financing Corp	7
59,980		Korea Investment Holdings Co Ltd	1,896
417,354		Kotak Mahindra Bank Ltd	3,380
82,410	*	KTB Securities Co Ltd	146
47,580		Kyobo Securities Co	222
429,719	*,e	Ladenburg Thalmann Financial Services, Inc	1,066
392,788		Lazard Ltd (Class A)	10,256
242,055	e	Legg Mason, Inc	5,821
532,688	e	Leucadia National Corp	12,113
399,403	e	London Stock Exchange Group plc	4,912
110,291	*,e	LPL Investment Holdings, Inc	3,368
89,213		Lundbergs AB (B Shares)	2,628
430,347		Macquarie Group Ltd	10,450
11,800		Mahindra & Mahindra Financial Services	136
91,656		Main Street Capital Corp	1,947
15,546,359	e	Man Group plc	30,339
437,886		Manappuram General Finance & Leasing Ltd	379
67,600	*	Manning & Napier, Inc	844
863,086	*	Marfin Investment Group S.A	410
156,161	e	MarketAxess Holdings, Inc	4,702
35,312		Marlin Business Services Corp	448
93,300	e	Marusan Securities Co Ltd	285
1,973,000		Masterlink Securities Corp	609
148,400	e	Matsui Securities Co Ltd	722
195,450		Maybank Kim Eng Securities Thailand PCL	93
302,036	e	MCG Capital Corp	1,205
58,791		Medallion Financial Corp	669
401,692	e	Mediobanca S.p.A.	2,306
44,875	e	Medley Capital Corp	467
241,284	*	Meritz finance Holdings Co Ltd	560
435,970		Meritz Securities Co Ltd	267
5,846,000		Metro Pacific Investments Corp	488
396,000		MIN XIN Holdings Ltd	232
29,741		Mirae Asset Securities Co Ltd	816
140,377		Mitsubishi UFJ Lease & Finance Co Ltd	5,556
67,199		MLP AG.	445
36,938	e	Monex Beans Holdings, Inc	5,361
1,250,920	e	Moody’s Corp	42,131
6,083,243		Morgan Stanley	92,040
324,799	*	MSCI, Inc (Class A)	10,696
1,531,700	*	Mulpha International BHD	191
1,510,600		Multi-Purpose Holdings BHD	1,272
94,886	e	MVC Capital, Inc	1,100
235,162	*	Mvelaphanda Group Ltd	102
749,695	*	Nasdaq Stock Market, Inc	18,375
139,633	e	Nelnet, Inc (Class A)	3,417
111,080	*,e	Netspend Holdings, Inc	901
34,319	e	New Mountain Finance Corp	460
97,420	*	NewStar Financial, Inc	991

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

96,888	e	NGP Capital Resources Co	$697
73,032		NH Investment & Securities Co Ltd	373
39,914	e	Nicholas Financial, Inc	512
2,231,772		Nomura Holdings, Inc	6,719
85,170		Nordnet AB (Series B)	193
21,904,308		Norte Grande S.A.	232
584,542		Northern Trust Corp	23,183
2,461,057		NYSE Euronext	64,234
245,000		Okasan Holdings, Inc	774
422,530	e	OKO Bank (Class A)	4,094
158,128	e	Onex Corp	5,150
54,043	e	Oppenheimer Holdings, Inc	870
46,332		Oresund Investment AB	630
366,000	*,e	Orient Corp	332
424,122	e	ORIX Corp	34,965
342	e	Osaka Securities Exchange Co Ltd	1,963
1,438,000		OSK Holdings BHD	807
25,005		Pargesa Holding S.A.	1,633
24,807		Partners Group	4,322
1,239,600		Pearl Oriental Innovation Ltd	99
177,436	e	PennantPark Investment Corp	1,790
517,000	*,m	Peregrine Investment Holdings	0	^
99,241	e	Perpetual Trustees Australia Ltd	2,070
174,200		Phatra Capital PCL	159
225,971	*,e	PHH Corp	2,418
44,430		Philippine Stock Exchange, Inc	232
90,923	*,e	Pico Holdings, Inc	1,871
197,124	*,e	Pinetree Capital Ltd	284
378,585	*	Pioneers Holding	140
94,426	*,e	Piper Jaffray Cos	1,907
271,967	e	Platinum Asset Mangement Ltd	976
135,577		Power Finance Corp Ltd	352
1,795,640		President Securities Corp	847
440,417	e	Prospect Capital Corp	4,091
182,517	e	Provident Financial plc	2,668
1,889,000		PT Clipan Finance Indonesia Tbk	89
480,000		Public Financial Holdings Ltd	214
36,545	e	Pzena Investment Management, Inc (Class A)	158
173,819		Quest Capital Corp	242
63,963		Rathbone Brothers	1,052
181,560		Ratos AB (B Shares)	2,125
476,397		Raymond James Financial, Inc	14,749
145,671		Reliance Capital Ltd	643
716,938		Remgro Ltd	10,529
99,247	*	RHJ International	450
34,500		Ricoh Leasing Co Ltd	770
688,000	*	Rising Development Holdings	86
2,304,942		RMB Holdings Ltd	7,790
504,255		Rural Electrification Corp Ltd	1,457
90,774	*	Safeguard Scientifics, Inc	1,433
122,629		Samsung Card Co	4,145
85,387		Samsung Securities Co Ltd	3,674

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

118,242	e	Sanders Morris Harris Group, Inc	$777
40,000	*	Sawada Holdings Co Ltd	354
18,884		SBI Holdings, Inc	1,379
169,215		Schroders plc	3,450
608,152	e	SEI Investments Co	10,551
5	*,m	SFCG Co Ltd	0	^
385,000		Shenyin Wanguo HK Ltd	102
2,790		Shinyoung Securities Co Ltd	69
154,664		Shriram Transport Finance Co Ltd	1,223
1,016,849	e	Singapore Exchange Ltd	4,806
126,570		SK Securities Co Ltd	127
89,650	*	SKS Microfinance Pvt Ltd	158
2,054,984		SLM Corp	27,537
200,442	*	SNS Reaal	436
108,270	e	Solar Capital Ltd	2,392
38,641	e	Solar Senior Capital Ltd	609
1,080	*	Sparx Group Co Ltd	75
110,000	e	SPDR S&P MidCap 400 ETF Trust	17,550
2,112,000		SPDR Trust Series 1	265,057
63,868		Sprott, Inc	363
409,246		SREI Infrastructure Finance Ltd	188
2,585,332		State Street Corp	104,216
233,616	*	Stifel Financial Corp	7,487
4,620,000	*	Sun Innovation Holdings Ltd	64
2,677		Sundaram Finance Ltd	25
417,050		Suramericana de Inversiones S.A.	6,691
11,691		Swissquote Group Holding S.A.	411
189,593		SWS Group, Inc	1,303
461,401		T Rowe Price Group, Inc	26,277
498,000		Ta Chong Securities Co Ltd	115
1,506,300		Ta Enterprise BHD	282
294,337		Tai Fook Securities Group Ltd	96
90,000		Taiwan Acceptance Corp	152
170,000	*	Takagi Securities Co Ltd	136
624,000	*	Tanrich Financial Holdings Ltd	108
1,140		Tata Investment Corp Ltd	9
549,528		TD Ameritrade Holding Corp	8,600
286,038		Tetragon Financial Group Ltd	1,786
34,427	e	THL Credit, Inc	420
122,027	e	TICC Capital Corp	1,056
248,919		TMX Group, Inc	10,186
448,680		Tokai Tokyo Securities Co Ltd	1,214
61,642		Tong Yang Investment Bank	234
125,000		Transpac Industrial Holdings Ltd	152
79,175	e	Triangle Capital Corp	1,514
410,836		Tullett Prebon plc	1,721
991,575	*,e	UBS A.G.	11,730
6,435,149	*	UBS AG. (Switzerland)	76,338
9,022		Union Financiere de France BQE S.A.	234
1,088,565		UOB-Kay Hian Holdings Ltd	1,289
142,337	*	Uranium Participation Corp	785
844,000	e	Value Partners Group Ltd	431

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,835		Verwalt & Privat-Bank AG.	$427
22,198	*,e	Virtus Investment Partners, Inc	1,687
57,549		Vontobel Holding AG.	1,285
103,050	*	Vostok Nafta Investment Ltd	390
417,089		Waddell & Reed Financial, Inc (Class A)	10,331
103,260		Walter Investment Management Corp	2,118
56,996		Warsaw Stock Exchange	581
3,107,368		Waterland Financial Holdings	1,036
25,828		Westwood Holdings Group, Inc	944
15,680		Woori Financial Co Ltd	184
154,423		Woori Investment & Securities Co Ltd	1,424
63,068	*,e	World Acceptance Corp	4,635

		TOTAL DIVERSIFIED FINANCIALS	4,342,266

ENERGY - 10.9%
153,447		Aban Offshore Ltd	989
379,043	*,e	Abraxas Petroleum Corp	1,251
35,347	*,e	Acergy S.A.	653
23,715,027		Adaro Energy Tbk	4,615
226,307	*	Advantage Oil & Gas Ltd	942
348,364	m	AET&D Holdings No 1 Ptd Ltd	0	^
9,619,116	*,e	Afren plc	12,799
18,312		Aker Kvaerner ASA	192
273,100	*	Alam Maritim Resources BHD	65
451,639		Alliance Holdings GP LP	23,476
100,715	e	Alon USA Energy, Inc	877
1,108,540	*	Alpha Natural Resources, Inc	22,647
129,419	e	AltaGas Income Trust	4,045
148,703		AMEC plc	2,094
1,104,678	*,e	Amerisur Resources plc	287
73,253	*,e	Amyris Biotechnologies, Inc	845
3,200,110		Anadarko Petroleum Corp	244,264
89,000	*	Angle Energy, Inc	555
228,463	e	Anglo Pacific Group plc	978
184,000		Anhui Tianda Oil Pipe Co Ltd	31
1,276,000		Anton Oilfield Services Group	141
51,300	e	AOC Holdings, Inc	311
2,031,885		Apache Corp	184,048
34,952	e	APCO Argentina, Inc	2,856
99,157	*,e	Approach Resources, Inc	2,916
219,538	*,e	Aquila Resources Ltd	1,308
563,738	e	ARC Energy Trust	13,889
466,952		Arch Coal, Inc	6,775
129,801	*	Archer Ltd	348
219,127	*,e	Athabasca Oil Sands Corp	2,687
189,903	*,e	ATP Oil & Gas Corp	1,398
391,486	*	Atwood Oceanics, Inc	15,577
559,305	*	Aurelian Oil & Gas plc	145
460,113	*,e	Aurora Oil and Gas Ltd	1,595
703,676	*	Australian Worldwide Exploration Ltd	936
1,568,440	*	Bahamas Petroleum Co plc	156
1,929,663	e	Baker Hughes, Inc	93,859

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

114,392	*	Bandanna Energy Ltd	$72
1,656,200		Bangchak Petroleum PCL	990
303,626	*	Bankers Petroleum Ltd	1,323
841,300		Banpu PCL	14,539
100,667	*	Basic Energy Services, Inc	1,983
545,198	e	Baytex Energy Trust	30,488
2,802,203		Beach Petroleum Ltd	3,531
144,000	*	Bellatrix Exploration Ltd	694
231,945		Berry Petroleum Co (Class A)	9,746
6,304,443		BG Group plc	134,686
181,199		Bharat Petroleum Corp Ltd	1,630
223,944	*	Bill Barrett Corp	7,630
117,699	*,e	Birchcliff Energy Ltd	1,571
362,400	*	BlackPearl Resources, Inc	1,462
174,000	*	BNK Petroleum, Inc	265
111,056	e	Bonavista Energy Trust	2,842
36,825	e	Bonterra Oil & Gas Ltd	1,862
517,045	*,e	Borders & Southern Petroleum plc	512
54,344	e	Bourbon S.A.	1,488
560,000		Boustead Singapore Ltd	350
338,142	*	Bow Energy Ltd	524
521,586	*	BowLeven plc	545
14,189,884		BP plc	101,079
1,326,306		BP plc (ADR)	56,686
418,031	*,e	BPZ Energy, Inc	1,187
205,000	*	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A.	35
3,155,000	e	Brightoil Petroleum Holdings Ltd	611
171,961		Bristow Group, Inc	8,149
1,055,300	*	Bumi Armada Bhd	1,366
477,107	e	BW Offshore Ltd	751
74,400	*,e	C&C Energia Ltd	553
79,722	*,e	C&J Energy Services, Inc	1,669
388,640		Cabot Oil & Gas Corp	29,498
2,561,476	*,e	Cairn Energy plc	10,531
543,920	*,e	Cal Dive International, Inc	1,224
104,397		Calfrac Well Services Ltd	2,921
354,401	*	Callon Petroleum Co	1,761
563,522		Caltex Australia Ltd	6,767
325,034	*,e	Cam Finanziaria S.p.A.	95
539,584	e	Cameco Corp	9,751
1,173,882	*	Cameron International Corp	57,743
109,300	e	Canadian Energy Services & Technology Corp	1,196
1,216,074	e	Canadian Natural Resources Ltd (Canada)	45,539
1,222,699		Canadian Oil Sands Trust	27,905
123,900	e	Canyon Services Group, Inc	1,453
553,614		Capital Product Partners LP	3,394
50,622	e	CARBO Ceramics, Inc	6,243
237,976	*	Carbon Energy Ltd	23
154,125	*	Carrizo Oil & Gas, Inc	4,061
21,363		CAT Oil AG.	122
116,911	*,e	Celtic Exploration Ltd	2,625

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,657,781	e	Cenovus Energy, Inc	$121,438
2,431,849	e	Cenovus Energy, Inc (Toronto)	80,755
137,400	*	Cequence Energy Ltd	398
411,000		CH Offshore Ltd	111
139,949	*,e	Chariot Oil & Gas Ltd	231
428,341	*,e	Cheniere Energy, Inc	3,722
1,428,620	e	Chesapeake Energy Corp	31,844
9,285,766		Chevron Corp	988,007
467,000		China Aviation Oil Singapore Corp Ltd	355
7,975,000	e	China Coal Energy Co	8,561
3,154,000		China Oilfield Services Ltd	4,960
972,000	*	China Qinfa Group Ltd	166
6,836,299		China Shenhua Energy Co Ltd	29,562
633,000		China Suntien Green Energy Cor	110
362,279	*	Chinook Energy Inc	580
190,522		Cimarex Energy Co	11,793
1,061,427	*,e	Circle Oil plc	332
24,314	*,e	Clayton Williams Energy, Inc	1,845
185,640	*,e	Clean Energy Fuels Corp	2,313
313,749	*	Cloud Peak Energy, Inc	6,062
54,813,000		CNOOC Ltd	95,580
1,404,554		Coal India Ltd	7,945
2,816,586	*	Cobalt International Energy, Inc	43,713
1,580,670	*,e	Cockatoo Coal Ltd	604
17,755	*	Compagnie Generale de Geophysique S.A.	412
374,485	*	Complete Production Services, Inc	12,568
232,835	*,e	Comstock Resources, Inc	3,562
2,533,635	*,e	Concho Resources, Inc	237,528
593,957	*	Connacher Oil and Gas Ltd	443
4,680,628		ConocoPhillips	341,077
596,276		Consol Energy, Inc	21,883
81,655	*,e	Contango Oil & Gas Co	4,751
407,230	*,e	Continental Resources, Inc	27,166
233,436	e	Core Laboratories NV	26,600
115,388	*	Corridor Resources, Inc	112
653,570		Cosmo Oil Co Ltd	1,824
679,384	*,e	Cove Energy plc	1,220
3,230,030	e	Crescent Point Energy Corp	142,359
134,628	*	Crew Energy, Inc	1,487
47,788	*,e	Crimson Exploration, Inc	137
45,306		CropEnergies AG.	287
261,855	e	Crosstex Energy, Inc	3,310
574,080	*	CVR Energy, Inc	10,753
606,128	*	Dart Energy Ltd	222
29,030	*,e	Dawson Geophysical Co	1,148
269,100		Dayang Enterprise Holdings BHD	155
113,500	*	Deep Sea Supply plc	142
668,838	*	Deep Yellow Ltd	89
61,516	e	Delek US Holdings, Inc	702
10,441,259	*	Denbury Resources, Inc	157,663
395,408	*	Denison Mines Corp	493
74,095	*	Det Norske Oljeselskap ASA	1,086

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,055,439		Devon Energy Corp	$65,437
276,737	e	DHT Maritime, Inc	205
208,135	e	Diamond Offshore Drilling, Inc	11,502
1,478,441	*,e	DNO International ASA	1,843
20,241	*,e	Dockwise Ltd	326
2,558,199		Dragon Oil plc	18,196
419,359	*	Dresser-Rand Group, Inc	20,930
141,444	*	Dril-Quip, Inc	9,310
1,600,000	*	Dynamic Energy Holdings Ltd	22
8,239,836		Ecopetrol S.A.	17,916
69,045	e	Ecopetrol S.A. (ADR)	3,074
3,672,662	e	El Paso Corp	97,583
151,015	*	Electromagnetic GeoServices AS	333
50,200	e	Enbridge Income Fund	990
1,128,735	e	Enbridge, Inc	42,202
697,639	e	EnCana Corp	12,936
381,677	*	EnCore Oil plc	438
181,544	*,e	Endeavour International Corp	1,578
168,242		Enerflex Ltd	2,190
154,817		Energen Corp	7,741
120,501	*	Energy Partners Ltd	1,759
906,196	*,e	Energy Resources of Australia Ltd	1,134
323,761	*	Energy XXI Bermuda Ltd	10,322
340,877	e	Enerplus Resources Fund	8,649
2,393,965		ENI S.p.A.	49,358
1,601,161	*	Enquest plc (London)	2,296
851,739		Ensco International plc (ADR)	39,964
316,833		Ensign Energy Services, Inc	5,054
628,135		EOG Resources, Inc	61,878
373,780		Equitable Resources, Inc	20,479
170,304	e	ERG S.p.A.	1,930
259,234	*,e	Essar Energy plc	691
245,700		Esso Malaysia BHD	274
5,636		Esso SA Francaise	494
3,586,700		Esso Thailand PCL	1,228
105,932	e	Etablissements Maurel et Prom	1,609
28,523	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/06/10, cost $705)	670
30,174	*,e	Euronav NV	146
62,682	*	Evolution Petroleum Corp	505
319,430	e	EXCO Resources, Inc	3,338
63,589		Exmar NV	471
306,853	*,e	Exterran Holdings, Inc	2,792
103,318	*,e	Extract Resources Ltd	894
18,681,924		Exxon Mobil Corp	1,583,481
2,057,000	e	Ezion Holdings Ltd	1,046
697,200	e	Ezra Holdings Ltd	451
226,096	*,e	Fairborne Energy Ltd	657
134,810	*	Falkland Oil & Gas Ltd	109
190,854	*	Faroe Petroleum plc	457
98,190	*	Flint Energy Services Ltd	1,231
1,111,340	*	FMC Technologies, Inc	58,045

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

239,964	*	Forest Oil Corp	$3,252
1,910,580		Formosa Petrochemical Corp	5,912
97,521		Fred Olsen Energy ASA	3,269
119,600	e	Freehold Royalty Trust	2,279
201,861	e	Frontline Ltd	866
74,818	e	Frontline Ltd (Norway)	317
8,707		Fugro NV	504
205,695	*,e	FX Energy, Inc	987
157,807	*	Galleon Energy, Inc	489
143,067		Galp Energia SGPS S.A.	2,102
82,000	*	Gasfrac Energy Services, Inc	562
213,232	*	Gastar Exploration Ltd	678
8,885,744		Gazprom (ADR)	94,668
54,648	e	Gazpromneft OAO (ADR)	1,281
4,815,000	*	Genesis Energy Holdings Ltd	170
44,441	*,e	Geokinetics, Inc	96
81,500	*	Georesources, Inc	2,389
65,879	*,e	Gevo, Inc	414
62,600		Gibson Energy, Inc	1,169
66,826	*,e	Global Geophysical Services, Inc	449
94,078	*,e	Gloucester Coal Ltd	827
294,118	*,e	GMX Resources, Inc	368
205,256	e	Golar LNG Ltd	9,124
94,149	*,e	Goodrich Petroleum Corp	1,293
47,943		Great Eastern Shipping Co Ltd	171
83,687	*	Green Plains Renewable Energy, Inc	817
187,077	*	Grupa Lotos S.A.	1,256
95,445		GS Holdings Corp	4,210
276,456	*	Guildford Coal Ltd	212
73,033		Gulf Island Fabrication, Inc	2,133
1,073,942	*,e	Gulf Keystone Petroleum Ltd	3,189
109,716	*,e	Gulfmark Offshore, Inc	4,609
168,423	*,e	Gulfport Energy Corp	4,960
390,109	*,e	Gulfsands Petroleum plc	1,122
9,521	e	Hallador Petroleum Co	95
3,228,409		Halliburton Co	111,412
1,857		Hankook Shell Oil Co Ltd	329
74,919	*	Hardy Oil & Gas plc	171
61,334		Hargreaves Services plc	1,035
127,032	*,e	Harvest Natural Resources, Inc	937
757,402	*	Helix Energy Solutions Group, Inc	11,967
163,908		Hellenic Petroleum S.A.	1,349
685,796	e	Helmerich & Payne, Inc	40,023
587,267	*	Hercules Offshore, Inc	2,607
276,005	*,e	Heritage Oil Ltd	824
1,386,431		Hess Corp	78,749
235,849	*	Hindustan Oil Exploration	398
776,784	e	Holly Corp	18,177
1,549,000	*	Honghua Group Ltd	149
1,394,691	*,e	Horizon Oil Ltd	286
132,250	*,e	Hornbeck Offshore Services, Inc	4,102
70,033	*,e	Houston American Energy Corp	854

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,500	*	HRT Participacoes em Petroleo SA	$2,284
285,297	e	Hunting PLC	3,320
1,077,552	e	Husky Energy, Inc	25,967
614,035	*,e	Hyperdynamics Corp	1,504
99,525	e	Idemitsu Kosan Co Ltd	10,257
792,218	e	Imperial Oil Ltd	35,297
1,857,418		Inner Mongolia Yitai Coal Co	9,217
1,193		Inpex Holdings, Inc	7,511
705,377	*,e	ION Geophysical Corp	4,324
37,725,200		IRPC PCL	4,870
5,237	*,e	Isramco, Inc	469
92,953		Itochu Enex Co Ltd	520
376,273	*,e	Ivanhoe Energy, Inc	414
157,818	*,e	James River Coal Co	1,092
3,200	e	Japan Drilling Co Ltd	91
25,254		Japan Petroleum Exploration Co	985
8,078	*	Jerusalem Oil Exploration	132
235,273		JKX Oil & Gas plc	497
710,021		John Wood Group plc	7,062
2,286,061		JX Holdings, Inc	13,795
58,000		Kanto Natural Gas Development Ltd	290
239,287	*	Karoon Gas Australia Ltd	1,102
1,007,300		Kencana Petroleum BHD	943
559,549	*,e	Key Energy Services, Inc	8,656
149,748	e	Keyera Facilities Income Fund	7,350
623,446	e	Kinder Morgan, Inc	20,056
24,300	*,e	KiOR, Inc (Class A)	247
80,731	e	Knightsbridge Tankers Ltd	1,104
1,148,425		KNM Group BHD	358
976,182	*,e	Kodiak Oil & Gas Corp	9,274
591,987	*,e	Kosmos Energy LLC	7,258
215,106	*	Kvaerner ASA	349
108,968	*,e	L&L Energy, Inc	282
660,590	*	Laredo Petroleum Holdings, Inc	14,731
168,000	*	Legacy Oil & Gas, Inc	1,728
373,336	*,e	Linc Energy Ltd	418
35,383	*	Lone Pine Resources, Inc	248
24,800		Longview Oil Corp	246
39,416		Lubelski Wegiel Bogdanka S.A.	1,184
142,372	e	Lufkin Industries, Inc	9,583
963,348		LUKOIL (ADR)	50,989
91,086	*	Lundin Petroleum AB	2,231
434,272	*,e	Magnum Hunter Resources Corp	2,341
4,359,365		Marathon Oil Corp	127,599
1,382,712		Marathon Petroleum Corp	46,030
190,719		Maridive & Oil Services SAE	271
43,583	e	Matrix Composites & Engineering Ltd	136
116,456	*	Matrix Service Co	1,099
105,932	*,e	Maurel & Prom Nigeria	267
982,871	*	McDermott International, Inc	11,313
391,908	*,e	McMoRan Exploration Co	5,702
140,198	*	MEG Energy Corp	5,721

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

114,787		Melrose Resources plc	$210
364,800	e	Miclyn Express Offshore Ltd	739
64,714	*	Midnight Oil Exploration Ltd	273
2,618,000		MIE Holdings Corp	660
99,461	*,e	Miller Petroleum, Inc	277
44,802	*	Mitcham Industries, Inc	978
33,800		Mitsuuroko Co Ltd	192
57,900	e	Modec, Inc	996
68,893	*,e	MOL Hungarian Oil and Gas plc	4,897
416,828	*,e	Molopo Energy Ltd	272
11,909,117	*	Mongolia Energy Co ltd	1,068
129,559		Motor Oil Hellas Corinth Refineries S.A.	990
187,498	e	Mullen Group Ltd	3,617
519,540		Murphy Oil Corp	28,959
624,730	*	Nabors Industries Ltd	10,833
200,800	e	NAL Oil & Gas Trust	1,553
38,680	*	Naphtha Israel Petroleum Corp Ltd	115
1,689,772	e	National Oilwell Varco, Inc	114,888
51,955	*	Natural Gas Services Group, Inc	751
111,843	*	Nautical Petroleum plc	446
441,468		Neste Oil Oyj	4,440
462,596	*	New Brazil Holding ASA	329
804,343		New Zealand Oil & Gas Ltd	440
286,548	*	Newfield Exploration Co	10,811
994,000		Newocean Energy Holdings Ltd	194
440,715	*,e	Newpark Resources, Inc	4,187
748,863		Nexen, Inc	11,916
1,117,197	*	Nexus Energy Ltd	234
34,032		Niko Resources Ltd	1,611
48,400	e	Nippon Gas Co Ltd	677
403,552		Noble Corp	12,195
546,011		Noble Energy, Inc	51,538
186,065	e	Nordic American Tanker Shipping	2,231
237,837		Northern Offshore Ltd	505
243,546	*,e	Northern Oil And Gas, Inc	5,840
282,500	*,e	Norwegian Energy Co AS	219
372,497	f	NovaTek OAO (GDR) (purchased 03/30/07, cost $36,973)	46,598
231,779		NuVista Energy Ltd	1,192
233,589	*,e	Oasis Petroleum, Inc	6,795
7,215,496		Occidental Petroleum Corp	676,092
371,751		Oceaneering International, Inc	17,149
2,518,277	*	OGX Petroleo e Gas Participacoes S.A.	18,388
1,207,942	*	Oil Refineries Ltd	609
112,324	*	Oil States International, Inc	8,578
143,989		OMV AG.	4,362
90,700	*	Open Range Energy Corp	166
216,191	*,e	Ophir Energy plc	975
776,388		Origin Energy Ltd	10,587
142,500	*	OSX Brasil S.A.	879
105,732	e	Overseas Shipholding Group, Inc	1,156
20,155	*,e	OYO Geospace Corp	1,559
796,920	*,e	PA Resources AB	244

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

213,362	*,e	Pacific Asia Petroleum, Inc	$215
9,164		Pacific Rubiales Energy Corp	168
791,720		Pacific Rubiales Energy Corp (Toronto)	14,556
1,028,294	*,e	Paladin Resources Ltd	1,446
28,288	e	Panhandle Oil and Gas, Inc (Class A)	928
159,561	e	Paramount Energy Trust	183
62,089	*	Paramount Resources Ltd (Class A)	2,590
484,616	*	Parker Drilling Co	3,475
152,915	e	Parkland Income Fund	1,905
137,256		Pason Systems, Inc	1,617
473,190	*,e	Patriot Coal Corp	4,008
347,402		Patterson-UTI Energy, Inc	6,941
9,027		Paz Oil Co Ltd	1,096
611,146	e	Peabody Energy Corp	20,235
271,615	e	Pembina Pipeline Income Fund	7,908
298,289	e	Pengrowth Energy Trust	3,151
203,036	e	Penn Virginia Corp	1,074
1,205,882	e	Penn West Energy Trust	23,899
389,200	*	Perdana Petroleum BHD	96
115,039	e	PetroBakken Energy Ltd	1,449
227,100	*	Petrobank Energy & Resources Ltd	2,358
654,327		Petrofac Ltd	14,634
615,916	e	Petroleo Brasileiro S.A (ADR)	14,468
5,657,298		Petroleo Brasileiro S.A.	69,759
355,900		Petroleo Brasileiro S.A. (ADR)	8,844
7,725,766		Petroleo Brasileiro S.A. (Preference)	89,010
96,057	*,e	Petroleum Development Corp	3,373
296,492	*	Petroleum Geo-Services ASA	3,231
137,511	e	Petrominerales Ltd	2,235
995,800		Petronas Dagangan BHD	5,588
322,661	*,e	Petroplus Holdings AG.	593
289,617	*,e	Petroquest Energy, Inc	1,911
186,602	e	Peyto Energy Trust	4,467
78,754	*,e	PHI, Inc	1,957
224,584	*,e	Pioneer Drilling Co	2,174
249,064	e	Pioneer Natural Resources Co	22,286
342,942	*,e	Plains Exploration & Production Co	12,593
363,491	*,e	Polarcus Ltd	169
3,752,252		Polish Oil & Gas Co	4,428
505,441	*	Polski Koncern Naftowy Orlen S.A.	4,949
724,443	*	Precision Drilling Trust	7,467
686,439	*,e	Premier Oil plc	3,866
151,530	e	ProEx Energy Ltd	1,969
302,376	e	ProSafe ASA	2,068
604,100	e	Provident Energy Trust	5,841
6,907,000	*	PT Benakat Petroleum Energy	156
21,149,000		PT Bumi Resources Tbk	5,053
7,693,000	*	PT Delta Dunia Petroindo Tbk	567
3,973,500		PT Elnusa	101
55,650,600	*	PT Energi Mega Persada Tbk	1,090
683,000		PT Harum Energy Indonesia Tbk	515
1,505,000		PT Indika Energy Tbk	360

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

796,000		PT Indo Tambangraya Megah	$3,388
2,639,500		PT Medco Energi Internasional Tbk	704
20,000		PT Resource Alam Indonesia Tbk	14
2,050,634		PT Tambang Batubara Bukit Asam Tbk	3,916
1,680,169		PTT Exploration & Production PCL	8,961
1,829,050		PTT PCL	18,402
53,914		QGEP Participacoes S.A.	477
378,737		Questar Market Resources, Inc	11,097
375,067	*	Questerre Energy Corp	225
246,726	*,e	Quicksilver Resources, Inc	1,656
352,338		Range Resources Corp	21,824
61,600	*	Refinaria de Petroleos de Manguinhos S.A.	45
925,323		Refineria La Pampilla S.A. Relapasa	305
2,152,344		Reliance Industries Ltd	28,038
754,839	*,e	Rentech, Inc	989
846,712		Repsol YPF S.A.	25,905
188,568	*,e	Resolute Energy Corp	2,037
129,650	*,e	Rex Energy Corp	1,914
26,929	*,e	Rex Stores Corp	595
27,169	*	RigNet, Inc	455
1,948,437	*	Roc Oil Co Ltd	507
4,349,637	*,e	Rockhopper Exploration plc	18,255
272,052	*,e	Rosetta Resources, Inc	11,834
2,847,749	f	Rosneft Oil Co (GDR) (purchased 09/01/09, cost $20,439)	18,741
512,650	*,e	Rowan Cos, Inc	15,549
6,003,699		Royal Dutch Shell plc (A Shares)	220,271
3,895,923		Royal Dutch Shell plc (B Shares)	148,193
127,613	e	RPC, Inc	2,329
2,476,000	*	Ruifeng Petroleum Chemical Holdings Ltd	64
1,954,827		Saipem S.p.A.	82,697
335,721	*	Salamander Energy plc	1,051
582,367	*	San Leon Energy plc	77
107,000		San-Ai Oil Co Ltd	453
925,705	*,e	SandRidge Energy, Inc	7,554
371,169		Santos Ltd	4,645
250,000		SapuraCrest Petroleum BHD	363
404,937	*,e	Saras S.p.A.	505
1,084,769	e	Sasol Ltd	51,638
185,538	*	Savanna Energy Services Corp	1,357
21,470		SBM Offshore NV	440
6,243,883	e	Schlumberger Ltd	426,519
15,236	e	Schoeller-Bleckmann Oilfield Equipment AG.	1,345
569,500	*	Scomi Group BHD	50
87,434	*,e	Scorpio Tankers, Inc	428
166,462	*	SEACOR Holdings, Inc	14,808
360,601	e	SeaDrill Ltd	12,026
100,500	*	Secure Energy Services, Inc	678
162,133	*	SemGroup Corp	4,225
788,020	*	Senex Energy Ltd	512
50		Serval Integrated Energy Services	0	^
334,447	*	Sevan Drilling AS.	283
164,800		Shandong Molong Petroleum Machinery Co Ltd	99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,753		ShawCor Ltd	$2,147
1,522,500		Shengli Oil&Gas Pipe Holdings Ltd	154
51,200	e	Shinko Plantech Co Ltd	413
177,403	e	Ship Finance International Ltd	1,657
128,947	e	Showa Shell Sekiyu KK	867
132,800		Siamgas & Petrochemicals PCL	59
85,000		Sinanen Co Ltd	375
104,000	e	Sinopec Kantons Holdings Ltd	58
94,014		SK Energy Co Ltd	11,608
11,450		SK Gas Co Ltd	739
276,994	*,e	Soco International plc	1,257
77,702		S-Oil Corp	6,751
225,577	*,e	Solazyme, Inc	2,684
168,771	*	Songa Offshore SE	514
446,700	*	Southern Pacific Resource Corp	614
205,821	e	Southern Union Co	8,667
109,200	*	SouthGobi Resources Ltd	643
1,617,470	*	Southwestern Energy Co	51,662
2,115,612		Spectra Energy Corp	65,055
109,222	*	Sprott Resource Corp	426
283,147		St. Mary Land & Exploration Co	20,698
1,557,275		Statoil ASA	39,882
270,345	*	Sterling Energy plc	168
166,518	*	Sterling International Enterprises Ltd	238
266,734	*	Stone Energy Corp	7,036
1,612,000	e	Straits Asia Resources Ltd	2,287
2,812,507	e	Suncor Energy, Inc	81,111
2,766,751		Suncor Energy, Inc (NY)	79,765
242,107	e	Sunoco, Inc	9,931
376,966	*,e	Superior Energy Services	10,721
1,742,474		Surgutneftegaz (ADR)	13,610
339,700	e	Surgutneftegaz (ADR) (London)	2,680
1,772,000	*,e	Swiber Holdings Ltd	730
192,907	*,e	Swift Energy Co	5,733
315,649	*,e	Syntroleum Corp	303
980,332	e	Talisman Energy, Inc	12,491
106,426		Targa Resources Investments, Inc	4,330
493,269		Tatneft (GDR)	14,580
355,961		Technip S.A.	33,371
34,540	e	Tecnicas Reunidas S.A.	1,236
115,993	e	Teekay Corp	3,100
167,854	e	Teekay Tankers Ltd (Class A)	591
59,316	e	Tenaris S.A.	1,091
122,683	*,e	Tesco Corp	1,551
847,569	*	Tesoro Corp	19,799
111,500	*	Tethys Petroleum Ltd	57
465,393	*,e	Tetra Technologies, Inc	4,347
227,417		TGS Nopec Geophysical Co ASA	5,023
2,203,100		Thai Oil PCL	4,075
110,501	e	Tidewater, Inc	5,448
4,060,000	*,e	Titan Petrochemicals Group Ltd	164
133,319	f	TMK OAO (GDR) (purchased 06/17/10, cost $2,118)	1,197

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

648,931	e	TonenGeneral Sekiyu KK	$7,076
71,300		Total Energy Services, Inc	1,215
2,698,646	e	Total S.A.	137,706
111,389	*	Tourmaline Oil Corp	2,912
162,000	e	Toyo Kanetsu K K	294
790,629	e	TransCanada Corp	34,559
91,700	*	TransGlobe Energy Corp	726
375,284		Transocean Ltd	14,444
441,529		Transocean Ltd	16,950
165,599	*,e	Triangle Petroleum Corp	989
322,200	e	Trican Well Service Ltd	5,551
73,580	e	Trilogy Energy Corp	2,714
237,766		Trinidad Drilling Ltd	1,813
5,214,284	e	Tullow Oil plc	113,297
253,550		Tupras Turkiye Petrol Rafine	5,340
132,154		Turcas Petrolculuk AS.	155
514,879	*	UK Coal plc	228
325,439	*	Ultra Petroleum Corp	9,643
482,100		Ultrapar Participacoes S.A.	8,273
64,226	*	Union Drilling, Inc	401
87,665	*	Unit Corp	4,068
6,770,000	*	United Energy Group Ltd	1,139
251,718	*,e	Uranerz Energy Corp	458
279,884	*,e	Uranium Energy Corp	856
650,654	*,e	Uranium One, Inc	1,380
363,495	*,e	Uranium Resources, Inc	264
464,484	*,e	Ur-Energy, Inc	399
492,901	*,e	USEC, Inc	562
404,773	*,e	Vaalco Energy, Inc	2,445
2,271,846		Valero Energy Corp	47,822
72,373	*	Valiant Petroleum plc	494
658,256	*,e	Vantage Drilling Co	764
205,802	*	Venoco, Inc	1,393
213,200	e	Veresen, Inc	3,202
172,871	e	Vermilion Energy Trust	7,699
194,792	*,e	Voyager Oil & Gas, Inc	501
261,461	e	W&T Offshore, Inc	5,546
805,000		Wah Seong Corp BHD	525
376,580	*	Warren Resources, Inc	1,228
1,321,192	*,e	Weatherford International Ltd	19,342
139,564	*,e	West Siberian Resources Ltd (GDR)	1,729
270,984	*,e	Western Refining, Inc	3,601
44,511	*,e	Westmoreland Coal Co	568
10,042	m	White Energy 2011 Performance	0	^
239,226	*,e	White Energy Co Ltd	93
81,300	*	Whitecap Resources, Inc	662
57,998	e	Whitehaven Coal Ltd	314
274,857	*	Whiting Petroleum Corp	12,833
281,141	*	Willbros Group, Inc	1,032
2,624,439		Williams Cos, Inc	86,659
152,234		Woodside Petroleum Ltd	4,765
281,522	e	World Fuel Services Corp	11,818

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

742,860		WorleyParsons Ltd	$19,453
204,128	*,e	Xcite Energy Ltd	282
421,571	*,e	Xenolith Resources Ltd	658
4,138,000	e	Yanzhou Coal Mining Co Ltd	8,786
36,800	e	Zargon Energy Trust	492
118,463	*,e	Zion Oil & Gas, Inc	262

		TOTAL ENERGY	10,579,820

FOOD & STAPLES RETAILING - 1.8%
749,509	e	Aeon Co Ltd	10,267
9,400		Ain Pharmaciez Inc	452
410,606	e	Alimentation Couche Tard, Inc	12,777
415,361		Almacenes Exito S.A.	5,455
88,221	e	Andersons, Inc	3,852
31,379		Arcs Co Ltd	578
5,715	e	Arden Group, Inc (Class A)	514
28,786		Axfood AB	1,059
124,000		Beijing Jingkelong Co Ltd	105
165,815		BIM Birlesik Magazalar AS	4,592
39,862		Bizim Toptan Satis Magazalari AS.	395
12,492		Blue Square-Israel Ltd	51
2,897,735		Booker Group plc	3,327
138,000	*	Brazil Pharma S.A.	629
200,946		Carrefour S.A.	4,572
151,899		Casey’s General Stores, Inc	7,824
141,254		Casino Guichard Perrachon S.A.	11,878
16,600		Cawachi Ltd	335
1,662,246		Centros Comerciales Sudamericanos S.A.	9,567
44,399	*,e	Chefs’ Warehouse Holdings, Inc	793
1,872,300	e	China Resources Enterprise	6,409
141,106		Cia Brasileira de Distribuicao Grupo Pao de Acucar	5,069
2,200	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	80
136,700		Circle K Sunkus Co Ltd	2,261
18,660		Cocokara Fine Holdings, Inc	481
27,883	e	Colruyt S.A.	1,053
471,700	*,e	Controladora Comercial Mexicana S.A. de C.V.	791
8,000		Cosmos Pharmaceutical Corp	413
2,125,642		Costco Wholesale Corp	177,108
4,100,300		CP Seven Eleven PCL	6,718
8,400		Create SD Holdings Co Ltd	173
6,139,478		CVS Corp	250,367
5,900		Daikokutenbussaan Co Ltd	170
154,580		Delhaize Group	8,665
5,574,540	*,e	Distribuidora Internacional de Alimentacion S.A.	25,096
10,381		Dongsuh Co, Inc	280
36,935	*	E-Mart Co Ltd	8,931
74,689		Empire Co Ltd	4,334
102,691		Eurocash S.A.	846
109,274		FamilyMart Co Ltd	4,413
108,571	*,e	Fresh Market, Inc	4,332
670,933		Fyffes plc	313
58,300		George Weston Ltd	3,897

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,520		Growell Holdings Co Ltd	$348
80,324	e	Hakon Invest AB	1,121
72,100		Heiwado Co Ltd	926
2,662,274	e	Heng Tai Consumables Group Ltd	137
4,924	*	Indiabulls Wholesale Service	0	^
58,723	e	Ingles Markets, Inc (Class A)	884
5,600		Itochu-Shokuhin Co Ltd	199
84,741		Izumiya Co Ltd	450
1,950,942	e	J Sainsbury plc	9,172
312,636		Jean Coutu Group PJC, Inc	3,913
1,092,031	*	Jeronimo Martins SGPS S.A.	18,038
67,000		Kasumi Co Ltd	427
41,900		Kato Sangyo Co Ltd	807
29,516		Kesko Oyj (B Shares)	989
3,437,574		Koninklijke Ahold NV	46,203
3,518,991		Kroger Co	85,230
116,559	e	Lawson, Inc	7,262
28,100	e	Liquor Stores Income Fund	415
132,350	e	Loblaw Cos Ltd	4,999
423,444	e,f	Magnit OAO (GDR) (purchased 05/26/10, cost $8,711)	8,947
124,361		Majestic Wine plc	628
53,616		MARR S.p.A.	449
43,233		Maruetsu, Inc	157
170,524	e	Massmart Holdings Ltd	3,563
100,300	e	Matsumotokiyoshi Holdings Co Ltd	2,030
179,764	e	Metcash Ltd	741
437,415		Metro AG.	15,950
201,453	e	Metro, Inc	10,678
34,800		Ministop Co Ltd	651
63,848		Nash Finch Co	1,869
65,419	e	North West Co Fund	1,294
130,460	f	O’Key Group S.A. (GDR) (purchased 11/02/10, cost $1,278)	893
46,000		Okuwa Co Ltd	701
3,370,820	e	Olam International Ltd	5,525
145,736	*	Pantry, Inc	1,744
504,662	e	Pick’n Pay Holdings Ltd	1,202
305,535		Pick’n Pay Stores Ltd	1,762
969,320		President Chain Store Corp	5,279
71,237		Pricesmart, Inc	4,957
568,500		PT Sumber Alfaria Trijaya Tbk	247
272,473		Raia Drogasil S.A.	1,895
58,786		Rallye S.A.	1,639
24,465		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	759
3,944,593	*,e	Rite Aid Corp	4,970
204,662		Ruddick Corp	8,727
21,879		Ryoshoku Ltd	573
23,500		S Foods, Inc	197
1,543,456	e	Safeway, Inc	32,474
10,200		San-A Co Ltd	403
1,818,019		Seven & I Holdings Co Ltd	50,668
533,000	*	Sheng Siong Group Ltd	181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

247,128	e	Shoppers Drug Mart Corp	$9,980
700,352		Shoprite Holdings Ltd	11,798
101,941		Shufersal Ltd	359
208,300		Siam Makro PCL	1,576
36,775		Sligro Food Group NV	988
345,676		Spar Group Ltd	4,645
123,235	e	Spartan Stores, Inc	2,280
43,000		Sugi Pharmacy Co Ltd	1,251
2,819,500	*,e	Sun Art Retail Group Ltd	3,520
45,300		Sundrug Co Ltd	1,369
986,944	e	Supervalu, Inc	8,014
35,448	*	Susser Holdings Corp	802
972,981	e	Sysco Corp	28,538
127,000		Taiwan TEA Corp	56
6,740,881		Tesco plc	42,177
614,707		Total Produce plc	302
23,988		Tsuruha Holdings, Inc	1,338
213,011	*	United Natural Foods, Inc	8,523
324,400		UNY Co Ltd	2,918
74,900		Valor Co Ltd	1,163
31,219		Village Super Market (Class A)	888
2,839,149		Walgreen Co	93,862
9,890,621	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	27,096
6,256,456	e	Wal-Mart Stores, Inc	373,885
61,145		Weis Markets, Inc	2,442
1,139,230		Wesfarmers Ltd	34,318
15,752		Wesfarmers Ltd PPS	478
837,091		Whole Foods Market, Inc	58,245
230,122	*,e	Winn-Dixie Stores, Inc	2,159
5,408,516	e	WM Morrison Supermarkets plc	27,356
1,356,521		Woolworths Ltd	34,820
1,082,149		Wumart Stores, Inc	2,256
55,020	*,f	X 5 Retail Group NV (GDR) (purchased 08/04/11, cost $1,589)	1,254
8,600		Yaoko Co Ltd	291
85,600	e	Yokohama Reito Co Ltd	697

		TOTAL FOOD & STAPLES RETAILING	1,736,139

FOOD, BEVERAGE & TOBACCO - 5.7%
34,967		AarhusKarlshamn AB	1,012
323,209		Afgri Ltd	210
95,862	*	AGV Products Corp	32
695,781		Ajinomoto Co, Inc	8,353
20,160	e	Alico, Inc	390
113,464		Alicorp S.A.	252
14,816		Alliance Grain Traders, Inc	302
322,617	*,e	Alliance One International, Inc	878
6,256,295		Altria Group, Inc	185,499
30,726		Amsterdam Commodities NV	411
273,906		Anadolu Efes Biracilik Ve Malt Sanayii AS	3,294
2,974	*	Anheuser-Busch InBev NV	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

196,102	e	Anheuser-Busch InBev NV (ADR)	$11,960
76,655	*	AquaChile S.A.	59
1,740,692	e	Archer Daniels Midland Co	49,784
20,300		Ariake Japan Co Ltd	391
63,360		Aryzta AG.	3,057
790,061	e	Asahi Breweries Ltd	17,331
37,945	e	Asian Bamboo AG.	729
1,227,624	e	Asian Citrus Holdings Ltd	644
246,400		Asiatic Development BHD	668
1,713,028		Associated British Foods plc	29,426
72,561		Astral Foods Ltd	1,131
24,678		Atria Group plc	190
771,000		Ausnutria Dairy Corp Ltd	127
221,975	e	Austevoll Seafood ASA	776
311,861	*	Australian Agricultural Co Ltd	425
736,411		AVI Ltd	3,622
192,729	e	B&G Foods, Inc (Class A)	4,639
866,895		Bajaj Hindusthan Ltd	387
37,197		Bakkafrost P	228
179,659		Balrampur Chini Mills Ltd	114
5,273	*	Baron de Ley	297
1,279	*	Barry Callebaut AG.	1,258
573,539		Beam, Inc	29,382
217,000		Besunyen Holdings	33
14,822		Binggrae Co Ltd	767
344,500	e	Biostime Internatonal Holdings Ltd	606
91,948	*,e	Black Earth Farming Ltd	185
7,145		Bonduelle S.C.A.	578
41,795	*,e	Boston Beer Co, Inc (Class A)	4,537
5,000	e	BRF-Brasil Foods S.A. (ADR)	98
6,400		Britannia Industries Ltd	54
212,500		British American Tobacco Malaysia BHD	3,345
3,215,640		British American Tobacco plc	152,551
1,358,229		Britvic plc	6,780
256,348	e	Brown-Forman Corp (Class B)	20,639
395,649		Bunge Ltd	22,631
462,657		C&C Group plc	1,718
46,627	e	Calavo Growers, Inc	1,197
19,200	e	Calbee, Inc	937
79,773	e	Cal-Maine Foods, Inc	2,917
361,753	e	Campbell Soup Co	12,025
22,351		Campofrio Alimentacion S.A.	186
81,976		Carlsberg AS (Class B)	5,772
109,200		Carlsberg Brewery-Malay BHD	294
82,161		Casa Grande S.A.	462
310,609	*,e	Central European Distribution Corp	1,359
152,332		Cermaq ASA	1,784
4,356,300		Charoen Pokphand Foods PCL	4,551
2,638,700	e	China Agri-Industries Holdings Ltd	2,002
592,000		China Corn Oil Co Ltd	229
840,000	e	China Green Holdings Ltd	221
1,464,500		China Huiyuan Juice Group Ltd	496

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,912,100		China Mengniu Dairy Co Ltd	$4,466
1,260,292	*,e	China Minzhong Food Corp Ltd	792
1,551,000	*	China Modern Dairy Holdings	327
23,321		China Ocean Resources Co Ltd	119
5,760,000	e	China Starch Holdings Ltd	178
1,580,000		China Tontine Wines Group Ltd	188
1,905,000	e	China Yurun Food Group Ltd	2,490
252,897	*	Chiquita Brands International, Inc	2,109
264,294		Cia Cervecerias Unidas S.A.	3,459
22,300	e	Cia de Bebidas das Americas (ADR)	805
1,480,926	*	Cia Pesquera Camanchaca S.A.	141
22,582		CJ CheilJedang Corp	5,679
67,016		Clover Industries Ltd	97
198,637		Coca Cola Hellenic Bottling Co S.A.	3,406
425,146		Coca-Cola Amatil Ltd	4,995
30,711		Coca-Cola Bottling Co Consolidated	1,798
61,300	e	Coca-Cola Central Japan Co Ltd	781
9,616,959	e	Coca-Cola Co	672,899
6,126,334		Coca-Cola Enterprises, Inc	157,937
661,375	e	Coca-Cola Femsa S.A. de C.V.	6,290
103,366		Coca-Cola Icecek AS	1,231
60,267	e	Coca-Cola West Japan Co Ltd	1,044
1,586,570	e	ConAgra Foods, Inc	41,885
300,539	*	Constellation Brands, Inc (Class A)	6,212
23,549	*	Copeinca ASA	132
2,534,989	e	Corn Products International, Inc	133,315
529,674		Cosan SA Industria e Comercio	7,667
172,100	*	Cott Corp	1,081
42,965	*,e	Craft Brewers Alliance, Inc	259
88,800	e	CSM	1,380
503,000	*	DaChan Food Asia Ltd	85
2,160		Dae Han Flour Mills Co Ltd	317
45,420		Daesang Corp	636
306,040	e	Dairy Crest Group plc	1,597
1,298,000	*,e	Daqing Dairy Holdings Ltd	241
752,432	*	Darling International, Inc	10,000
398,971		Davide Campari-Milano S.p.A.	2,652
496,860	*	Dean Foods Co	5,565
226,477	e	Devro plc	908
4,523,324	e	Diageo plc	98,835
744,044	e	Diamond Foods, Inc	24,010
141,389	*,e	Dole Food Co, Inc	1,223
4,594		Dongwon F&B Co Ltd	286
5,708		Dongwon Industries Co Ltd	836
985,511	e	Dr Pepper Snapple Group, Inc	38,908
20,100		Dydo Drinco, Inc	796
1,214,000	e	Dynasty Fine Wines Group Ltd	279
26,474		East Asiatic Co Ltd AS	545
156,468	e	Ebro Puleva S.A.	2,898
682,358	e	Embotelladoras Arca SAB de C.V.	2,906
3,565,492		Empresas Iansa S.A.	254
153,464	e	Ezaki Glico Co Ltd	1,727

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,308	e	Farmer Bros Co	$354
645,000	e	First Resources Ltd	751
333,447	e	Flowers Foods, Inc	6,329
3,736,514	e	Fomento Economico Mexicano S.A. de C.V.	25,978
198,910	e	Fresh Del Monte Produce, Inc	4,975
76,373		Fuji Oil Co Ltd	1,091
23,832		Fujicco Co Ltd	296
150,000	*,e	Fujiya Co Ltd	318
1,407,159	*,e	Futuris Corp Ltd	374
1,988,669		General Mills, Inc	80,362
301,200		GFPT PCL	98
293,844		Glanbia plc	1,759
3,818,000		Global Bio-Chem Technology Group Co Ltd	772
1,018,000	*,e	Global Sweeteners Holdings Ltd	106
91,111		Globus Spirits Ltd	168
3,608,000		GMG Global Ltd	311
44,536		Gokul Refoils & Solvent Ltd	68
16,786,074		Golden Agri-Resources Ltd	9,249
4,878,934	e	Goodman Fielder Ltd	2,161
842,638	e	GrainCorp Ltd	6,743
807,863		Great Wall Enterprise Co	744
368,736	*,e	Green Mountain Coffee Roasters, Inc	16,538
536,154		Greencore Group plc	437
215,555	e	Greggs plc	1,694
10,494		Griffin Land & Nurseries, Inc (Class A)	278
1,590,693		Groupe Danone	99,820
590,300	*,e	Gruma SAB de C.V.	1,117
3,476,828	e	Grupo Bimbo S.A. de C.V. (Series A)	7,093
186,800		Grupo Herdez SAB de C.V.	333
1,883,201	e	Grupo Modelo S.A. (Series C)	11,942
675,835		H.J. Heinz Co	36,522
159,516	*	Hain Celestial Group, Inc	5,848
585,743		Hansen Natural Corp	53,970
225,000		Hap Seng Plantations Holdings BHD	196
103,348	*	Harim & Co Ltd	426
379,800	*,e	Heckmann Corp	2,526
134,013		Heineken Holding NV	5,477
40,460		Heineken NV	1,873
1,099,379	e	Hershey Co	67,920
790,000		Hey Song Corp	657
21,910		Hite Holdings Co Ltd	205
43,508		HKScan Oyj	317
24,200		Hokuto Corp	528
622,822		Hormel Foods Corp	18,242
148,852	e	House Foods Corp	2,795
250,500		IJM Plantations BHD	223
297,050	*,e	Illovo Sugar Ltd	903
51,577	e	Imperial Sugar Co	184
2,136,634		Imperial Tobacco Group plc	80,851
2,233,554		InBev NV	136,321
674,978	*,e	Indofood Agri Resources Ltd	657
4,706,576		IOI Corp BHD	7,980

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,149,900		ITC Ltd	$15,716
160,300		Ito En Ltd	2,754
188,000	e	Itoham Foods, Inc	747
67,992		J&J Snack Foods Corp	3,623
418,403		J.M. Smucker Co	32,707
5,996		Japan Tobacco, Inc	28,196
952,321	*	JBS S.A.	3,104
17,275		Jinro Distillers Co Ltd	171
224,000		J-Oil Mills, Inc	640
23,600		JT International BHD	55
588,125	*	Juhayna Food Industries	383
95,773	e	Kagome Co Ltd	1,904
94,200		Keck Seng Malaysia BHD	117
404,068	e	Kellogg Co	20,434
64,244	*	Kernel Holding S.A.	1,289
60,938		Kerry Group plc (Class A)	2,231
20,200		KEY Coffee, Inc	364
1,478,000		Khon Kaen Sugar Industry PCL	622
127,160	e	Kikkoman Corp	1,459
870,000		Kingway Brewery Holdings Ltd	243
838,058	e	Kirin Brewery Co Ltd	10,183
130,008		Koninklijke Wessanen NV	474
1,027		Kook Soon Dang Brewery Co Ltd	7
5,934,993		Kraft Foods, Inc (Class A)	221,731
264,220		KT&G Corp	18,670
916,873		Kuala Lumpur Kepong BHD	6,562
2,279,508		Kulim Malaysia BHD	3,033
318,010		Kwality Dairy India Ltd	225
2,596		KWS Saat AG.	517
70,642	e	Lancaster Colony Corp	4,898
180,891		Lance, Inc	4,070
3,440	e	Laurent-Perrier	323
21,826		Leroy Seafood Group ASA	307
342,987		Lien Hwa Industrial Corp	199
22,994	*,e	Lifeway Foods, Inc	222
32,674	e	Limoneira Co	553
198		Lindt & Spruengli AG.	588
157		Lindt & Spruengli AG. (Reg)	5,237
2,144,906		Lorillard, Inc	244,519
1,362		Lotte Chilsung Beverage Co Ltd	1,734
854		Lotte Confectionery Co Ltd	1,267
1,411		Lotte Samkang Co Ltd	503
24,000		M Dias Branco S.A.	614
26,607		Maeil Dairy Industry Co Ltd	423
140,469		Maple Leaf Foods, Inc	1,493
451,000		Marfrig Alimentos S.A.	2,065
228,000		Marudai Food Co Ltd	836
931,000		Maruha Nichiro Holdings, Inc	1,715
212,042	e	McCormick & Co, Inc	10,691
49,819		McLeod Russel India Ltd	177
1,329,378		Mead Johnson Nutrition Co	91,368
80,100	e	Megmilk Snow Brand Co Ltd	1,536

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,581		MEIJI Holdings Co Ltd	$2,219
11,500	e	Meito Sangyo Co Ltd	148
404,000	e	Mewah International, Inc	145
43,056		Mgp Ingredients, Inc	217
96,158	*	MHP SA (GDR)	1,027
62,100	e	Mikuni Coca-Cola Bottling Co Ltd	550
79,600		Minerva S.A.	226
124,000	e	Mitsui Sugar Co Ltd	422
375,112		Molson Coors Brewing Co (Class B)	16,332
236,302		Morinaga & Co Ltd	555
259,000		Morinaga Milk Industry Co Ltd	1,000
95,189	*	Morpol ASA	132
108,500		MSM Malaysia Holdings BHD	167
16,956		Muhak Co Ltd	164
1,728,489		Multiexport Foods S.A.	502
29,000		Nagatanien Co Ltd	328
212,000		Namchow Chemical Industrial Ltd	161
919		Namyang Dairy Products Co Ltd	641
48,389	e	National Beverage Corp	778
1,985	e	Naturex	133
4,864,873		Nestle S.A.	279,359
724,000	e	Nichirei Corp	3,499
152,000		Nippon Beet Sugar Manufacturing Co Ltd	301
272,000		Nippon Flour Mills Co Ltd	1,202
151,294		Nippon Meat Packers, Inc	1,875
584,666	e	Nippon Suisan Kaisha Ltd	2,002
156,000	e	Nisshin Oillio Group Ltd	670
160,208		Nisshin Seifun Group, Inc	1,939
164,524	e	Nissin Food Products Co Ltd	6,451
7,073		Nong Shim Co Ltd	1,429
5,256		Nong Shim Holdings Co Ltd	231
54,176		Nutreco Holding NV	3,558
1,534,000	*,e	Oceanus Group Ltd	81
158,840	*	Omega Protein Corp	1,133
4,153		Orion Corp	2,444
75,972		Osem Investments Ltd	1,112
4,525		Ottogi Corp	609
2,568,111	e	Pacific Andes International Holdings Ltd	224
4,685,004	e	PAN Fish ASA	2,020
71,995	e	Parmalat S.p.A.	124
6,613,678	e	PepsiCo, Inc	438,818
1,252,571		Perdigao S.A.	24,457
31,802	e	Pernod-Ricard S.A.	2,944
10,367	e	Pescanova S.A.	346
300,000		Petra Foods Ltd	428
354,451	*	PGG Wrightson Ltd	105
1,900		Philip Morris CR	1,210
9,978,955	e	Philip Morris International, Inc	783,148
201,655	*,e	Pilgrim’s Pride Corp	1,162
47,539		Pinar SUT Mamulleri Sanayii AS.	391
647,320		PPB Group BHD	3,500
2,734,901	*,e	Premier Foods plc	246

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

316,000		Prima Meat Packers Ltd	$517
58,763	*,e	Primo Water	179
1,082,124		PT Astra Agro Lestari Tbk	2,586
27,012,500		PT Bakrie Sumatera Plantations Tbk	847
2,761,000		PT Bisi International	277
3,839,500		PT BW Plantation Tbk	474
9,315,500		PT Charoen Pokphand Indonesia Tbk	2,204
872,000		PT Gudang Garam Tbk	5,958
9,545,600		PT Indofood Sukses Makmur Tbk	4,837
1,919,500		PT Japfa Comfeed Indonesia Tbk	808
6,921,000		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,715
2,057,500		PT Sampoerna Agro Tbk	674
2,768,500		PT Tunas Baru Lampung Tbk	180
131,700	e	Q.P. Corp	1,872
852,700		QL Resources BHD	828
19,517		Radico Khaitan Ltd	41
200,747		Raisio plc (V Shares)	620
379,851	*	Ralcorp Holdings, Inc	32,477
833,359		REI Agro Ltd	259
989,066	e	Remy Cointreau S.A.	79,324
1,233,017		Reynolds American, Inc	51,072
78,029	e	Robert Wiseman Dairies plc	311
22,518		Royal UNIBREW AS	1,258
82,634		Ruchi Soya Industries Ltd	145
304,480		SABMiller plc	10,704
8,263		Sajo Industries Co Ltd	408
42,355		Sakata Seed Corp	606
7,086		Samyang Corp	476
3,692	*	Samyang Corp	155
4,615		Samyang Genex Co Ltd	248
214,540		San Miguel Corp	572
84,466	e	Sanderson Farms, Inc	4,234
49,700		Sao Martinho S.A.	446
449,000	e	Sapporo Holdings Ltd	1,693
246,728		Saputo, Inc	9,453
1,661,859		Sara Lee Corp	31,442
27,900		Sarawak Oil Palms BHD	49
48,454	*,e	Seneca Foods Corp	1,251
370,100	*	Shanghai Dajiang Group	113
99,000		Showa Sangyo Co Ltd	305
929,268		Shree Renuka Sugars Ltd	439
16,700		Silla Co Ltd	179
12,538		Sipef S.A	940
97,400		SLC Agricola S.A.	809
267,643	*	Smart Balance, Inc	1,435
1,422,090	*	Smithfield Foods, Inc	34,528
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	67
329,002	*,e	SOS Cuetara S.A.	183
630,855		Souza Cruz S.A.	7,748
281,000		Standard Foods Corp	852
410,348	*,e	Star Scientific, Inc	895

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,408		Strauss Group Ltd	$533
164,093		Suedzucker AG.	5,227
225,000		Super Coffeemix Manufacturing Ltd	228
178,869	e	Swedish Match AB	6,336
80,328	*,e	Synutra International, Inc	406
18,540		Taisun Enterprise Co Ltd	9
78,000		Taiyen Biotech Co Ltd	53
241,000		Takara Holdings, Inc	1,547
157,149		Tassal Group Ltd	225
156,384	*	TAT Konserve	152
250,835		Tata Tea Ltd	425
1,325,154		Tate & Lyle plc	14,487
513,500		TH Plantations BHD	343
608,200		Thai Union Frozen Products PCL	1,126
467,400		Thai Vegetable Oil PCL	256
278,000	*	Tibet 5100 Water Resources Holdings Ltd	75
462,299		Tiger Brands Ltd	14,363
2,828,000	e	Tingyi Cayman Islands Holding Corp	8,566
148,834		Tongaat Hulett Ltd	1,864
93,256	e	Tootsie Roll Industries, Inc	2,207
137,542		Toyo Suisan Kaisha Ltd	3,328
98,400		Tradewinds Malaysia BHD	311
904,176		Treasury Wine Estates Ltd	3,409
157,040	*	TreeHouse Foods, Inc	10,267
9,130		TS Corp	190
508,000	e	Tsingtao Brewery Co Ltd	2,808
1,554,508	e	Tyson Foods, Inc (Class A)	32,085
228,773		Ulker Biskuvi Sanayi AS	652
2,756,264		Unilever NV	94,770
195,000		Unilever NV (ADR)	6,702
3,046,465	e	Unilever plc	102,160
7,050,617		Uni-President Enterprises Corp	10,288
3,747	e	United International Enterprises	463
5,400		United Malacca BHD	11
100,587		United Spirits Ltd	930
126,671	e	Universal Corp	5,822
2,173,650		Universal Robina	2,382
151,000		Ve Wong Corp	97
184,498	e	Vector Group Ltd	3,277
6,104	e	Vilmorin & Cie	581
645,883		Vina Concha Y Toro S.A.	1,212
83,316		Viscofan S.A.	3,082
1,154,000		Vitasoy International Holdings Ltd	849
452,987		Viterra, Inc	4,776
2,369		Vranken - Pommery Monopole	84
8,220,000	e	Want Want China Holdings Ltd	8,188
351,000		Wei Chuan Food Corp	373
253,243	*	Westway Group, Inc	1,418
1,483,588	e	Wilmar International Ltd	5,719
504,000	*,e	Xiwang Sugar Holdings Co Ltd	75
140,492	e	Yakult Honsha Co Ltd	4,417
156,842	e	Yamazaki Baking Co Ltd	2,061

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

320,000		Yantai North Andre Juice Co	$9
2,679,000		YASHILI INTERNATIONAL	403
23,000		Yonekyu Corp	221
378,554		Zeder Investments Ltd	122

		TOTAL FOOD, BEVERAGE & TOBACCO	5,589,785

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
90,881	*	Abaxis, Inc	2,515
141,548	*,e	Abiomed, Inc	2,614
157,892	*,e	Accretive Health, Inc	3,628
256,213	*,e	Accuray, Inc	1,084
1,351,296	e	Aetna, Inc	57,011
237,884	*	AGFA-Gevaert NV	377
62,626	*	AGFA-Gevaert NV Bruessel	0	^
123,393	*,e	Air Methods Corp	10,421
97,758		Alfresa Holdings Corp	4,115
267,622	*	Align Technology, Inc	6,349
106,692	*,e	Alliance Imaging, Inc	134
516,569	*	Allscripts Healthcare Solutions, Inc	9,784
33,803	*,e	Almost Family, Inc	560
223,298	*,e	Alphatec Holdings, Inc	384
145,141	*,e	Amedisys, Inc	1,583
82,834	*	American Dental Partners, Inc	1,560
280,614	*,e	Amerigroup Corp	16,579
2,029,619	e	AmerisourceBergen Corp	75,482
172,800		Amil Participacoes S.A.	1,522
157,664	*	AMN Healthcare Services, Inc	698
101,232	e	Amplifon S.p.A.	427
149,674	*,e	Amsurg Corp	3,898
50,568	e	Analogic Corp	2,899
34,554	*	Andor Technology Ltd	319
126,026	*	Angiodynamics, Inc	1,866
250,962	e	Ansell Ltd	3,726
312,454	*,e	Antares Pharma, Inc	687
23,582		Apollo Hospitals Enterprise Ltd	251
48,426		Arseus NV	691
169,549	*,e	Arthrocare Corp	5,371
16,100		As One Corp	326
11,600	e	Asahi Intecc Co Ltd	263
77,296		Assisted Living Concepts, Inc (A Shares)	1,151
159,682	*,e	athenahealth, Inc	7,844
64,746	*,e	AtriCure, Inc	719
5,936		Atrion Corp	1,426
6,887		Audika	117
2,108,200		Bangkok Chain Hospital PCL	458
338,606		Bard (C.R.), Inc	28,951
3,383,876		Baxter International, Inc	167,435
649,905		Becton Dickinson & Co	48,562
134,978	*,e	Biolase Technology, Inc	347
94,914	*,e	Bio-Reference Labs, Inc	1,544
168,610	*	BioScrip, Inc	921
2,481,000	*	Biosensors International Group Ltd	2,731

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,600		BML, Inc	$533
6,617,084	*	Boston Scientific Corp	35,335
156,157	*	Brookdale Senior Living, Inc	2,716
497,600		Bumrungrad Hospital PCL	733
70,811		Cantel Medical Corp	1,978
119,192	*,e	Capital Senior Living Corp	946
2,720,775	e	Cardinal Health, Inc	110,491
165,213	*,e	CardioNet, Inc	392
61,514	*,e	Cardiovascular Systems, Inc	606
962,803	*	CareFusion Corp	24,465
56,923		Carl Zeiss Meditec AG.	1,200
2,311	*	Carmat	251
124,082	*,e	Catalyst Health Solutions, Inc	6,452
125,331	*,e	CBaySystems Holdings Ltd	1,206
79,660	e	Celesio AG.	1,260
261,204	*	Centene Corp	10,341
963,538	*,e	Cerner Corp	59,016
177,359	*,e	Cerus Corp	497
24,343	*	CHA Bio & Diostech Co Ltd	222
121,249	e	Chemed Corp	6,209
50,442	*,e	Chindex International, Inc	430
1,094,133		Cigna Corp	45,954
123,417	e	CML Healthcare Income Fund	1,170
57,491	e	Cochlear Ltd	3,651
28,670	e	Coloplast AS (Class B)	4,114
4,360		Coltene Holding AG.	148
258,418	*	Community Health Systems, Inc	4,509
42,674	e	Compagnie Generale d’Optique Essilor International S.A.	3,008
78,161		Computer Programs & Systems, Inc	3,995
154,200	*,e	Conceptus, Inc	1,949
130,769	*,e	Conmed Corp	3,357
282,548		Cooper Cos, Inc	19,925
37,963	*,e	Corvel Corp	1,963
572,919	*,e	Coventry Health Care, Inc	17,400
2,105,935		Covidien plc	94,789
26,100		Cremer S.A.	208
161,809	*	Cross Country Healthcare, Inc	898
91,908	*	Cruz Blanca Salud S.A.	90
153,328	*	CryoLife, Inc	736
26,930	*	Curexo, Inc	241
123,013	*	Cyberonics, Inc	4,121
44,218	*	Cynosure, Inc (Class A)	520
740,485	*	DaVita, Inc	56,136
181,797	*,e	Delcath Systems, Inc	554
589,216	e	Dentsply International, Inc	20,617
262,785	*,e	DexCom, Inc	2,447
325,500		Diagnosticos da America S.A.	2,705
39,887	e	DiaSorin S.p.A.	1,005
22,807		Draegerwerk AG.	1,849
6,111		Draegerwerk AG. & Co KGaA	394
84,266	*,e	DynaVox, Inc	307
780,247	*	Edwards Lifesciences Corp	55,164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

154,056	e	Elekta AB (B Shares)	$6,661
118,643	*,e	Emeritus Corp	2,077
238,758	*	Endologix, Inc	2,741
65,635		Ensign Group, Inc	1,608
300,737	*,e	EnteroMedics, Inc	511
26,239	*,e	ePocrates, Inc	205
37,068	*,e	Exactech, Inc	611
110,907	*,e	EXamWorks, Inc	1,051
133,000		Excelsior Medical Co Ltd	271
2,509,846	*,e	Express Scripts, Inc	112,165
487,900		Faber Group BHD	275
793,468	e	Fisher & Paykel Healthcare Corp	1,550
168,141	*,e	Five Star Quality Care, Inc	504
117,607		Fleury S.A.	1,349
81,549	*	Fortis Healthcare Ltd	129
295,667		Fresenius Medical Care AG.	20,083
180,477		Fresenius SE	16,689
10,409	e	Galenica AG.	6,080
144,984	*	Gen-Probe, Inc	8,571
113,616	*	Gentiva Health Services, Inc	767
349,990		Getinge AB (B Shares)	8,850
22,928	*	Given Imaging Ltd	393
279,565		GN Store Nord	2,346
16,660,212	*	Golden Meditech Co Ltd	1,841
127,439	*,e	Greatbatch, Inc	2,816
49,200		Green Hospital Supply, Inc	1,074
110,162	*	Haemonetics Corp	6,744
125,440	*	Hanger Orthopedic Group, Inc	2,344
156,622	*,e	Hansen Medical, Inc	404
257,200		Hartalega Holdings BHD	474
333,906	*	HCA Holdings, Inc	7,356
690,038	*	Health Management Associates, Inc (Class A)	5,086
383,728	*,e	Health Net, Inc	11,673
854,923	*,e	Healthsouth Corp	15,106
342,031	*	Healthspring, Inc	18,654
105,809	*,e	HealthStream, Inc	1,952
165,496	*	Healthways, Inc	1,135
46,310	*,e	HeartWare International, Inc	3,195
252,689	*	Henry Schein, Inc	16,281
247,826	e	Hill-Rom Holdings, Inc	8,349
823,000		Hitachi Medical Corp	8,449
402,251	*,e	HMS Holdings Corp	12,864
38,200		Hogy Medical Co Ltd	1,614
2,038,923	*	Hologic, Inc	35,702
1,320,084		Humana, Inc	115,653
50,072	*,e	ICU Medical, Inc	2,253
232,373	*	Idexx Laboratories, Inc	17,883
29,533		Immunodiagnostic Systems Holdings plc	211
178,027	*,e	Insulet Corp	3,352
101,695	*,e	Integra LifeSciences Holdings Corp	3,135
229,767	*,e	Intuitive Surgical, Inc	106,385
168,562		Invacare Corp	2,577

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

230,957	*	Inverness Medical Innovations, Inc	$5,333
25,315		Ion Beam Applications	156
63,953	*,e	IPC The Hospitalist Co, Inc	2,924
78,033	*,e	IRIS International, Inc	730
93,000	e	Jeol Ltd	232
32,413	*	Kensey Nash Corp	622
205,192	*,e	Kindred Healthcare, Inc	2,415
58,187	*,e	K-Kitz, Inc	166
271,100		Kossan Rubber Industries	278
678,700		KPJ Healthcare BHD	1,006
275,136	*	Laboratory Corp of America Holdings	23,653
36,786	e	Landauer, Inc	1,894
434,500		Latexx Partners BHD	262
58,298	*	LHC Group, Inc	748
2,318,034		Life Healthcare Group Holdings Pte Ltd	5,923
138,884	*	LifePoint Hospitals, Inc	5,160
259,113		Lincare Holdings, Inc	6,662
4,475	*	LVL Medical Groupe S.A.	69
140,038	*	Magellan Health Services, Inc	6,928
124,841	*,e	MAKO Surgical Corp	3,147
7,500		Mani, Inc	257
235,149	*,e	Masimo Corp	4,394
6,157	*	Mauna Kea Technologies	85
1,191,073		McKesson Corp	92,796
180,830	*	MedAssets, Inc	1,673
1,474,548	*	Medco Health Solutions, Inc	82,427
63,078		Medica	1,060
106,291	*	Medical Action Industries, Inc	556
142,278		Mediceo Paltac Holdings Co Ltd	1,485
81,709	*,e	Medidata Solutions, Inc	1,777
3,244,511		Medtronic, Inc	124,104
202,181	*,e	Merge Healthcare, Inc	981
164,718	e	Meridian Bioscience, Inc	3,103
150,085	*	Merit Medical Systems, Inc	2,008
174	e	Message Co Ltd	544
179,966	*,e	Metropolitan Health Networks, Inc	1,344
185,000		Microlife Corp	275
719,000		Microport Scientific Corp	354
3,990,000	*	Mingyuan Medicare Development Co Ltd	115
106,178		Miraca Holdings, Inc	4,233
180,526	*,e	Molina Healthcare, Inc	4,031
47,687	*	MWI Veterinary Supply, Inc	3,168
23,136		Nagaileben Co Ltd	306
6,700		Nakanishi, Inc	618
37,670	e	National Healthcare Corp	1,578
3,974		National Research Corp	154
208,456	*	Natus Medical, Inc	1,966
91,791	*,e	Neogen Corp	2,812
362,071	*	Neoprobe Corp	949
1,731,194	e	Network Healthcare Holdings Ltd	2,885
204,700		Nichii Gakkan Co	2,491
59,400		Nihon Kohden Corp	1,461

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

77,767	e	Nikkiso Co Ltd	$660
116,332	e	Nipro Corp	978
166,087		Nobel Biocare Holding AG.	1,927
216,047	*	NuVasive, Inc	2,720
179,928	*,e	NxStage Medical, Inc	3,199
159,100		Odontoprev S.A.	2,269
8,200	e	Olympus Corp	108
319,179	e	Omnicare, Inc	10,996
133,618	*	Omnicell, Inc	2,207
119,548		OPG Groep NV	1,816
42,934		Opto Circuits India Ltd	161
189,278	*,e	OraSure Technologies, Inc	1,724
255,562		Oriola-KD Oyj (B Shares)	569
37,628	e	Orpea	1,225
115,901	*,e	Orthofix International NV	4,083
9,784	*	Osstem Implant Co Ltd	106
284,998		Owens & Minor, Inc	7,920
52,264		Pacific Hospital Supply Co Ltd	132
82,677	*,e	Palomar Medical Technologies, Inc	769
19,700	*	Paramount Bed Holdings Co Ltd	599
316,178	e	Patterson Cos, Inc	9,334
129,274	*	Pediatrix Medical Group, Inc	9,309
12,205	*,m	Pharmaniaga BHD	20
138,407	*,e	PharMerica Corp	2,101
15,118		Phonak Holding AG.	1,575
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	387
1,285,190	e	Primary Health Care Ltd	4,044
4,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	25
74,586	*,e	Providence Service Corp	1,026
405,290	*,e	PSS World Medical, Inc	9,804
26,844	*	PZ Cormay S.A.	130
152,790	e	Quality Systems, Inc	5,652
487,680		Quest Diagnostics, Inc	28,315
109,454	*,e	Quidel Corp	1,656
128,130	*,e	RadNet, Inc	273
295,000		Raffles Medical Group Ltd	482
261,426		Ramsay Health Care Ltd	5,145
414,433	*,e	Resmed, Inc	10,527
174,052		Rhoen Klinikum AG.	3,313
64,062	*,e	Rockwell Medical Technologies, Inc	543
394,511	*,e	RTI Biologics, Inc	1,752
560,779		Ryman Healthcare Ltd	1,182
18,639		Sartorius AG.	855
8,248	e	Sartorius Stedim Biotech	522
574,522		Selcuk Ecza Deposu Ticaret ve Sanayi AS	424
180,753	*,e	Select Medical Holdings Corp	1,533
2,758,000	e	Shandong Weigao Group Medical Polymer Co Ltd	2,478
356,700	*	Shanghai Pharmaceuticals Holding Co Ltd	577
119,978		Shenzhen Accord Pharmaceutical Co Ltd	223
2,155,500		Sigma Pharmaceuticals Ltd	1,214
1,224,800	e	Sinopharm Group Co	2,935
223,226	*	Sirona Dental Systems, Inc	9,831

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,433	*,e	Skilled Healthcare Group, Inc (Class A)	$450
144,355		Smith & Nephew plc	1,401
231,892	*,e	Solta Medical, Inc	728
256		So-net M3, Inc	1,153
390,770	e	Sonic Healthcare Ltd	4,504
85,786	*	SonoSite, Inc	4,620
342,858	*	Sorin S.p.A.	525
133,684	*,e	Spectranetics Corp	965
1,265,522		St. Jude Medical, Inc	43,408
79,000		St. Shine Optical Co Ltd	833
181,246	*	Staar Surgical Co	1,901
176,078	*,e	Stereotaxis, Inc	145
233,127	e	STERIS Corp	6,952
8,659		Stratec Biomedical Systems AG.	355
3,694		Straumann Holding AG.	636
1,127,468		Stryker Corp	56,047
85,332	*	Sun Healthcare Group, Inc	331
225,360	*,e	Sunrise Senior Living, Inc	1,460
388,800		Supermax Corp BHD	470
68,158	*,e	SurModics, Inc	999
65,254	e	Suzuken Co Ltd	1,807
517,976	*	SXC Health Solutions Corp	29,254
118,062	*	SXC Health Solutions Corp (Toronto)	6,637
194,521	*,e	Symmetry Medical, Inc	1,554
101,133	*,e	Synergetics USA, Inc	746
108,854	e	Synergy Healthcare plc	1,432
53,005	*	Synovis Life Technologies, Inc	1,475
28,944	e,g	Synthes, Inc 144A	4,845
27,163		Sysmex Corp	883
155,577	*,e	Team Health Holdings, Inc	3,434
65,124		Teleflex, Inc	3,991
123,700	*	Tempo Participacoes S.A.	275
1,308,712	*,e	Tenet Healthcare Corp	6,714
162,516		Terumo Corp	7,640
157,373	*	Thoratec Corp	5,281
120,000	e	Toho Pharmaceutical Co Ltd	1,659
625,400		Top Glove Corp BHD	986
40,625	*,e	Tornier BV	731
34,258	*	Transcend Services, Inc	813
362,000		Trauson Holdings Co Ltd	82
104,655	*,e	Triple-S Management Corp (Class B)	2,095
217,246	*,e	Unilife Corp	678
504,645		United Drug plc	1,337
7,064,096		UnitedHealth Group, Inc	358,009
153,861	*	Universal American Corp	1,956
248,598	e	Universal Health Services, Inc (Class B)	9,661
85,474	*,e	Uroplasty, Inc	363
75,426	e	US Physical Therapy, Inc	1,484
101,000	*,e	Vanguard Health Systems, Inc	1,032
555,721	*	Varian Medical Systems, Inc	37,306
72,667	*	Vascular Solutions, Inc	809
234,797	*,e	VCA Antech, Inc	4,637

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,200	e	VITAL KSK Holdings, Inc	$292
236,797	*,e	Volcano Corp	5,633
292,550	*	WellCare Health Plans, Inc	15,359
1,920,822		WellPoint, Inc	127,255
128,275	e	West Pharmaceutical Services, Inc	4,868
5,881	*,e	William Demant Holding	488
170,454	*,e	Wright Medical Group, Inc	2,812
27,853		Young Innovations, Inc	825
113,703	*,e	Zeltiq Aesthetics, Inc	1,292
573,851	*	Zimmer Holdings, Inc	30,655
127,351	*	Zoll Medical Corp	8,046

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,109,249

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
20,266		Able C&C Co Ltd	471
27,700	*	Aderans Co Ltd	355
4,883		Amorepacific Corp	4,459
32,244	*	Atrium Innovations Inc	376
702,211		Avon Products, Inc	12,268
2,004,000	*,e	BaWang International Group Holding Ltd	262
147,581		Beiersdorf AG.	8,363
225,115	*,e	Central Garden and Pet Co (Class A)	1,873
72,320		China King-highway Holdings Lt	146
760,591		Church & Dwight Co, Inc	34,805
456,308		Clorox Co	30,372
1,839,750	e	Colgate-Palmolive Co	169,974
327,722		Dabur India Ltd	613
138	e	Dr Ci:Labo Co Ltd	733
134,739	*,e	Elizabeth Arden, Inc	4,991
5,491		Emami Ltd	35
1,055,432	*	Energizer Holdings, Inc	81,775
957,029		Estee Lauder Cos (Class A)	107,494
72,500	e	Fancl Corp	988
77,514	e	Female Health Co	350
158,000		Grape King Industrial Co	192
94,306	*	Harbinger Group, Inc	378
1,048,500		Hengan International Group Co Ltd	9,775
46,921		Henkel KGaA	2,270
1,052,902		Henkel KGaA (Preference)	60,698
2,027,027		Herbalife Ltd	104,737
1,433,428		Hindustan Lever Ltd	10,992
367,625		Hypermarcas S.A.	1,675
7,152		Inter Parfums S.A.	151
63,815		Inter Parfums, Inc	993
796,168		Kao Corp	21,725
893,175	e	Kimberly-Clark Corp	65,702
731,379		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,944
36,900		Kobayashi Pharmaceutical Co Ltd	1,941
14,880	*	Korea Kolmar Co Ltd	99
41,500	e	Kose Corp	1,037
19,222		LG Household & Health Care Ltd	8,136
309,000	e	Lion Corp	1,823

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,302	e	L’Oreal S.A.	$4,197
465,600		Magic Holdings international Ltd	175
64,479	e	Mandom Corp	1,702
249,474		Mcbride plc	432
61,912	*,e	Medifast, Inc	849
239,082		Microbio Co Ltd	291
12,200	e	Milbon Co Ltd	374
229,838		Natura Cosmeticos S.A.	4,468
39,983	*,e	Nature’s Sunshine Products, Inc	621
6,392	*,m	Nirma Ltd	31
412,951	e	Nu Skin Enterprises, Inc (Class A)	20,058
59,963	*	Nutraceutical International Corp	679
1,628,000	e	NVC Lighting Holdings Ltd	599
21,645	e	Oil-Dri Corp of America	438
58,742	e	Oriflame Cosmetics S.A.	1,850
7,642		Pacific Corp	1,692
20,800		Pigeon Corp	848
116,900	e	Pola Orbis Holdings, Inc	3,158
256,893	*,e	Prestige Brands Holdings, Inc	2,895
10,620,216		Procter & Gamble Co	708,474
3,398,000		PT Unilever Indonesia Tbk	7,039
306,357	e	PZ Cussons plc	1,665
2,497,112	e	Reckitt Benckiser Group plc	123,158
44,799	*,e	Revlon, Inc (Class A)	666
40,752,500		Ruinian International Ltd	13,259
45,631	*	Schiff Nutrition International, Inc	488
278,311		Shiseido Co Ltd	5,111
93,657	*	Spectrum Brands, Inc	2,566
99,905		Uni-Charm Corp	4,926
26,798	*,e	USANA Health Sciences, Inc	814
1,091,000	e	Vinda International Holdings Ltd	1,397
93,453	e	WD-40 Co	3,776

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,675,667

INSURANCE - 3.7%
3,429,768		ACE Ltd	240,494
204,295	e	Admiral Group plc	2,709
1,332,607	*	Aegon NV	5,326
3,710,276	e	Aflac, Inc	160,507
9,692,207		AIA Group Ltd	30,171
13,511	*	Aksigorta AS	12
10,833	*,e	Alleghany Corp	3,091
759,202		Allianz AG.	72,507
384,279	e	Allied World Assurance Co Holdings Ltd	24,183
2,580,656		Allstate Corp	70,736
88,520	*	Alm Brand AS	125
264,552	e	American Equity Investment Life Holding Co	2,751
755,726	e	American Financial Group, Inc	27,879
635,618	*	American International Group, Inc	14,746
10,796		American National Insurance Co	788
75,342	*,e	American Safety Insurance Holdings Ltd	1,639
73,945	*	Amerisafe, Inc	1,719

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

725,262		Amlin plc	$3,532
3,274,134		AMP Ltd	13,606
105,952	e	Amtrust Financial Services, Inc	2,516
257,614		Anadolu Hayat Emeklilik AS	373
450,254		Anadolu Sigorta	187
855,743	e	AON Corp	40,049
36,632		April Group	557
823,698	*	Arch Capital Group Ltd	30,666
121,251	e	Argo Group International Holdings Ltd	3,511
178,939		Arthur J. Gallagher & Co	5,984
685,123		Aspen Insurance Holdings Ltd	18,156
497,715	e	Assicurazioni Generali S.p.A.	7,471
162,432	e	Assurant, Inc	6,669
503,739	e	Assured Guaranty Ltd	6,619
2,780,359		Aviva plc	12,932
2,869,192		AXA S.A.	37,088
1,920,057	e	Axis Capital Holdings Ltd	61,365
4,146		Bajaj Finserv Ltd	33
34,182	e	Baldwin & Lyons, Inc (Class B)	745
61,396		Baloise Holding AG.	4,200
1,267,149	e	Beazley plc	2,641
5,600,924	*	Berkshire Hathaway, Inc (Class B)	427,350
143,200		Brazil Insurance Participco	1,305
183,806		Brown & Brown, Inc	4,160
10,228,192		Cathay Financial Holding Co Ltd	11,027
806,863		Catlin Group Ltd	4,996
104,000		Central Reinsurance Co Ltd	43
147,946		Chesnara plc	404
1,267,508	*,e	China Insurance International Holdings Co Ltd	2,344
12,304,419	e	China Life Insurance Co Ltd	30,325
2,675,886		China Life Insurance Co Ltd (Taiwan)	2,160
3,322,200		China Pacific Insurance Group Co Ltd	9,426
1,123,528		Chubb Corp	77,771
32,543	*	CIG Pannonia Life Insurance plc	68
238,553	e	Cincinnati Financial Corp	7,266
161,514	*,e	Citizens, Inc (Class A)	1,565
44,988		Clal Insurance	671
44,385		CNA Financial Corp	1,187
353,435		CNP Assurances	4,375
1,093,299	*,e	Conseco, Inc	6,899
1,920,820	e	Corp Mapfre S.A.	6,076
114,696	e	Crawford & Co (Class B)	707
5,062		Dai-ichi Mutual Life Insurance Co	4,969
217,655		Delphi Financial Group, Inc (Class A)	9,642
80,882		Delta Lloyd NV	1,355
774,507		Discovery Holdings Ltd	4,168
32,451	e	Donegal Group, Inc (Class A)	460
114,702		Dongbu Insurance Co Ltd	5,330
86,857	*,e	eHealth, Inc	1,277
33,283	e	EMC Insurance Group, Inc	685
161,946	e	Employers Holdings, Inc	2,930
66,380	e	Endurance Specialty Holdings Ltd	2,539

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,457	*	Enstar Group Ltd	$2,696
104,490		Erie Indemnity Co (Class A)	8,167
32,008		Euler Hermes S.A.	1,889
598,048		Everest Re Group Ltd	50,290
19,542		Fairfax Financial Holdings Ltd	8,383
52,141		FBD Holdings plc	439
67,412	e	FBL Financial Group, Inc (Class A)	2,293
1,481,733		Fidelity National Title Group, Inc (Class A)	23,604
534,780	e	First American Financial Corp	6,776
281,071	e	Flagstone Reinsurance Holdings Ltd	2,330
223,352	*	Fondiaria-Sai S.p.A RSP	98
466,302	*,e	Fondiaria-Sai S.p.A.	373
14,041	*,e	Fortegra Financial Corp	94
5,723,818		Fortis	8,843
2,197,819	*	Genworth Financial, Inc (Class A)	14,396
417,460	e	Gjensidige Forsikring BA	4,832
719,486	e	Great-West Lifeco, Inc	14,407
110,139	*	Greenlight Capital Re Ltd (Class A)	2,607
57,430		Grupo Catalana Occidente S.A.	910
74,870	*	Hallmark Financial Services	523
258,568	e	Hannover Rueckversicherung AG.	12,812
72,045		Hanover Insurance Group, Inc	2,518
38,500	*	Hanwha Non-Life Insurance Co Ltd	248
11,401		Harel Insurance Investments & Finances Ltd	417
45,363	e	Harleysville Group, Inc	2,566
2,837,331	e	Hartford Financial Services Group, Inc	46,107
185,112	e	HCC Insurance Holdings, Inc	5,091
11,943		Helvetia Holding AG.	3,743
157,428	*,e	Hilltop Holdings, Inc	1,330
517,260		Hiscox Ltd	2,996
235,399		Horace Mann Educators Corp	3,227
149,690		Hyundai Marine & Fire Insurance Co Ltd	4,491
29,592	e	Independence Holding Co	241
128,771	e	Industrial Alliance Insurance and Financial Services, Inc	3,323
61,605	e	Infinity Property & Casualty Corp	3,495
251,667		ING Canada, Inc	14,459
2,309,395	e	Insurance Australia Group Ltd	7,035
187,611	e	Jardine Lloyd Thompson Group plc	2,009
17,666	e	Kansas City Life Insurance Co	580
86,641		Kemper Corp	2,531
220,610		Korea Life Insurance Co Ltd	1,420
183,830		Korean Reinsurance Co	2,399
360,512	e	Lancashire Holdings Ltd	4,058
20,966,333		Legal & General Group plc	33,506
166,258		Liberty Holdings Ltd	1,636
47,850		LIG Insurance Co Ltd	953
513,999	e	Lincoln National Corp	9,982
514,885		Loews Corp	19,385
29,280	*	Lotte Non-Life Insurance Co Ltd	139
287,910	e	Maiden Holdings Ltd	2,522
2,632,941	e	Manulife Financial Corp	28,042
15,908	*	Markel Corp	6,597

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,309,825		Marsh & McLennan Cos, Inc	$104,657
1,127,320		Max Capital Group Ltd	26,639
245,087	*,e	MBIA, Inc	2,841
340,172	e	Meadowbrook Insurance Group, Inc	3,633
481,008	e	Mediolanum S.p.A.	1,864
29,995	*	Menorah Mivtachim Holdings Ltd	226
42,478		Mercury General Corp	1,938
133,875		Meritz Fire & Marine Insurance Co Ltd	1,372
5,301,823		Metlife, Inc	165,310
1,534,550		Metropolitan Holdings Ltd	3,251
352,760		Migdal Insurance Holdings Ltd	481
1,668,697	*	Milano Assicurazioni S.p.A.	484
499,994		Millea Holdings, Inc	11,072
458,536		Mitsui Sumitomo Insurance Group Holdings, Inc	8,464
280,847	e	Montpelier Re Holdings Ltd	4,985
312,915		Muenchener Rueckver AG.	38,345
239,079	*,e	National Financial Partners Corp	3,232
37,320		National Interstate Corp	921
10,338	e	National Western Life Insurance Co (Class A)	1,408
57,746	*	Navigators Group, Inc	2,753
627,900		NKSJ Holdings, Inc	12,283
4,468,242	e	Old Mutual plc	9,398
360,191	e	Old Republic International Corp	3,339
90,210	e	OneBeacon Insurance Group Ltd (Class A)	1,388
533,239		PartnerRe Ltd	34,239
449,969	*,e	Phoenix Cos, Inc	756
157,252		Phoenix Group Holdings	1,282
79,180		Phoenix Holdings Ltd	205
5,248,500	e	PICC Property & Casualty Co Ltd	7,063
2,621,000	e	Ping An Insurance Group Co of China Ltd	17,196
147,124	e	Platinum Underwriters Holdings Ltd	5,018
159,231		Porto Seguro S.A.	1,818
589,069	e	Power Corp Of Canada	13,773
473,051	e	Power Financial Corp	11,859
110,105		Powszechny Zaklad Ubezpieczen S.A.	9,824
269,160	*,e	Premafin Finanziaria S.p.A.	49
97,094	e	Presidential Life Corp	970
132,047		Primerica, Inc	3,069
1,378,500		Principal Financial Group	33,911
128,956		ProAssurance Corp	10,293
1,007,711		Progressive Corp	19,660
231,850		Protective Life Corp	5,231
4,926,200		Prudential Financial, Inc	246,900
4,693,117	e	Prudential plc	46,434
88,425,000	*	PT Panin Life Tbk	1,119
1,998,113	e	QBE Insurance Group Ltd	26,444
169,925		Reinsurance Group of America, Inc (Class A)	8,879
783,103		RenaissanceRe Holdings Ltd	58,239
4,206,999		Resolution Ltd	16,400
70,643	e	RLI Corp	5,147
995,484		RMI Holdings	1,653
2,735,829		Royal & Sun Alliance Insurance Group plc	4,466

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,120		Safety Insurance Group, Inc	$1,988
327,411		Sampo Oyj (A Shares)	8,099
69,720		Samsung Fire & Marine Insurance Co Ltd	12,785
69,179	f	Samsung Life Insurance Co Ltd (purchased 05/26/10, cost $6,046)	4,865
3,832,512		Sanlam Ltd	13,657
44,084		Santam Ltd	777
25,554		Schweizerische National-Versicherungs-Gesellschaft	877
508,449		SCOR	11,856
95,131		SeaBright Insurance Holdings, Inc	728
275,778		Selective Insurance Group, Inc	4,890
13,895,195	*	Shin Kong Financial Holding Co Ltd	3,931
265,000		Shinkong Insurance Co Ltd	131
64,230	e	Societa Cattolica di Assicurazioni SCRL	1,199
197,307		Sony Financial Holdings, Inc	2,910
268,806	e	St. James’s Place plc	1,350
73,025	e	Stancorp Financial Group, Inc	2,684
2,599,374	e	Standard Life plc	8,328
83,776	e	State Auto Financial Corp	1,139
69,527	e	Stewart Information Services Corp	803
633,793	e	Storebrand ASA	3,279
164,200		Sul America SA	1,329
948,955	e	Sun Life Financial, Inc	17,605
3,769,348		Suncorp-Metway Ltd	32,217
25,894		Swiss Life Holding	2,372
1,090,090		Swiss Re Ltd	55,420
295,517	e	Symetra Financial Corp	2,680
150,200		T&D Holdings, Inc	1,399
503,000		Taiwan Fire & Marine Insurance Co	349
1,573,000		Taiwan Life Insurance Co Ltd	910
112,480		Tong Yang Life Insurance	1,426
16,901	*	Topdanmark AS	2,629
491,400	e	Torchmark Corp	21,322
192,422	e	Tower Group, Inc	3,881
256,704		Tower Ltd	305
100,906	e	Transatlantic Holdings, Inc	5,523
1,294,782		Travelers Cos, Inc	76,612
36,623		TrygVesta AS	2,029
2,082,696	*	Unipol Gruppo Finanziario S.p.A.	671
1,821,299	*	Unipol S.p.A.	403
56,392	*	United America Indemnity Ltd	1,118
98,754	e	United Fire & Casualty Co	1,993
181,320	e	Universal Insurance Holdings, Inc	649
1,377,028		UnumProvident Corp	29,014
1,280,273	e	Validus Holdings Ltd	40,329
61,412		Vittoria Assicurazioni S.p.A.	238
463,493		W.R. Berkley Corp	15,940
11,109		White Mountains Insurance Group Ltd	5,037
55,441		Wiener Staedtische Allgemeine Versicherung AG.	2,190
2,146,000		XL Capital Ltd	42,426
38,080		Yapi Kredi Sigorta AS	247
215,047		Zurich Financial Services AG.	48,452

		TOTAL INSURANCE	3,440,743

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

MATERIALS - 6.3%
172,832		A. Schulman, Inc	$3,661
19,539	e	Acerinox S.A.	250
488,925		ACHEM Technology Corp	192
270,000		Achilles Corp	367
105,581		Adana Cimento	187
113,600	e	ADEKA Corp	1,112
1,232,211		Adelaide Brighton Ltd	3,640
472,212		Aditya Birla Minerals Ltd	332
29,781	*,e	Advanced Metallurgical Group NV	291
47,153	*	Advansa Sasa Polyester Sanayi AS	32
139,556		Aeci Ltd	1,427
18,071		Aekyung Petrochemical Co Ltd	574
23,620	*	AEP Industries, Inc	665
221,167	e	African Barrick Gold Ltd	1,578
307,658	*,e	African Minerals Ltd	2,102
132,870		African Oxygen Ltd	267
154,857		African Rainbow Minerals Ltd	3,273
89		Afyon Cimento Sanayi TAS	4
138,850		Agnico-Eagle Mines Ltd	5,050
372,803		Agrium, Inc (Toronto)	25,023
138,000		Aichi Steel Corp	705
244,824		Air Liquide	30,230
498,632	e	Air Products & Chemicals, Inc	42,478
107,311		Air Water, Inc	1,362
440,638		Airgas, Inc	34,405
186,863	e	AK Steel Holding Corp	1,543
117,826		Akcansa Cimento AS	426
59,593		Akzo Nobel NV	2,872
38,348	*	Alacer Gold Corp (ADR)	398
280,670		Alamos Gold, Inc	4,835
232,317		Albemarle Corp	11,967
23,678	*	Alchemia S.A.	32
1,708,820	e	Alcoa, Inc	14,781
75,500	*	Alexco Resource Corp	514
252,675	*,e	Alkane Resources Ltd	234
174,200		Allegheny Technologies, Inc	8,327
264,629	*	Allied Gold Mining plc	596
239,675	*,e	Allied Nevada Gold Corp	7,257
174,690		Altri SGPS S.A.	271
590,725		Alumina Ltd	676
6,294,000	e	Aluminum Corp of China Ltd	2,722
1,113,888		Ambuja Cements Ltd	3,255
98,019	e	AMCOL International Corp	2,632
1,318,911		Amcor Ltd	9,710
107,295		American Vanguard Corp	1,431
192,075	*	Ampella Mining Ltd	293
2,590,800		AMVIG Holdings Ltd	1,373
264,482		Anadolu Cam Sanayii AS	367
311,300	*	Anatolia Minerals Development Ltd	3,205

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,642,720	e	Angang New Steel Co Ltd	$2,607
11,606	e	Anglo American plc	424
2,121,857		Anglo American plc (London)	78,382
92,272	e	Anglo Platinum Ltd	6,070
732,303		AngloGold Ashanti Ltd	31,096
2,639,304	e	Anhui Conch Cement Co Ltd	7,789
158,000		ANN JOO Resources BHD	86
1,995,831	e	Antofagasta plc	37,746
138,730	*	Anvil Mining Ltd	1,000
162,775		APERAM	2,285
109,374		Aptargroup, Inc	5,706
621,585	e	Aquarius Platinum Ltd	1,488
347,782	*,e	Arafura Resources Ltd	130
225,600		ArcelorMittal	4,099
113,300	*	Argonaut Gold, Inc	773
410,379		Arkema	28,837
2,783,352		Asahi Kasei Corp	16,774
94,000		Asahi Organic Chemicals Industry Co Ltd	249
2,119,423		Ashland, Inc	121,145
2,367,000		Asia Cement China Holdings Corp	1,103
5,250		Asia Cement Co Ltd	167
4,972,923		Asia Cement Corp	5,577
203,750		Asia Polymer	207
31,184		Asian Paints Ltd	1,522
251,681	*	Aspire Mining Ltd	95
83,410		Associated Cement Co Ltd	1,785
733,594	*,e	Aston Resources Pty Ltd	6,822
677,200	*	Atlas Consolidated Mining & Development	260
1,001,687	e	Atlas Iron Ltd	2,765
119,700	*	Augusta Resource Corp	372
186,194	*	Aura Minerals, Inc	228
31,249		Auriga Industries (Class B)	405
221,111	*	Aurizon Mines Ltd	1,085
125,200	*,e	Avalon Rare Metals, Inc	296
1,259,000	*	Avion Gold Corp	2,002
547,672	e	Avocet Mining plc	1,573
406,139		AZ Electronic Materials S.A.	1,516
768,735	*	B2Gold Corp	2,339
7,949		Bagfas Bandirma Gubre Fabrik	638
119,917		Balchem Corp	4,861
519,026		Ball Corp	18,535
264,598	*	Ballarpur Industries Ltd	92
243,100	*	Banro Corp	902
1,147,223		Barrick Gold Corp	51,912
2,466,790	e	Barrick Gold Corp (Canada)	111,747
1,357,325	e	BASF AG.	94,495
3,038		BASF India Ltd	26
759,728	*,e	Bathurst Resources Ltd	474
59,397		Baticim Bati Anadolu Cimento Sanayii AS	161
5,096		Bayer CropScience Ltd	68
2,207,500	e	BBMG Corp	1,458
751,278	*	Beadell Resources Ltd	463

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

171,370	e	Bemis Co, Inc	$5,155
49,361		Berger Paints India Ltd	80
4,004,398	e	BHP Billiton Ltd	141,349
2,459,662		BHP Billiton plc	71,910
232,900		Bhushan Steel Ltd	1,361
266,897		Billerud AB	2,258
6,484,717		BlueScope Steel Ltd	2,675
1,630	*	BNG Steel Co Ltd	16
395,367	e	Boise, Inc	2,815
871,980		Boliden AB	12,650
287,103		Bolu Cimento Sanayii	204
670,451	e	Boral Ltd	2,462
10,943	*	Borusan Mannesmann Boru Sanayi	123
3,604,759	*	Boryszew S.A.	653
316,193		Bradespar S.A.	5,372
568,828		Braskem S.A.	3,903
57,896	*	Brockman Resources Ltd	121
97,494	*,e	Brush Engineered Materials, Inc	2,367
517,940		Buckeye Technologies, Inc	17,320
136,550		Bursa Cimento	300
102,997	*,e	Buzzi Unicem S.p.A.	897
55,006		Buzzi Unicem S.p.A. RSP	242
7,600		C Uyemura & Co Ltd	298
107,216		Cabot Corp	3,446
509,842	*,e	Calgon Carbon Corp	8,010
138,168	*	Canfor Corp	1,444
87,700		Canfor Pulp Products, Inc	1,069
185,130		CAP S.A.	6,764
29,150		Capro Corp	531
372,811	*	Capstone Mining Corp	1,017
166,194		Carpenter Technology Corp	8,556
93,652		Cascades, Inc	407
78,501	*,e	Castle (A.M.) & Co	743
50,381		CCL Industries	1,548
913,418	e	Celanese Corp (Series A)	40,437
121,103	e	Cementir S.p.A.	249
586,770		Cementos Argos S.A.	3,287
128,282		Cementos Lima SAA	97
15,268	*,e	Cementos Portland Valderrivas S.A.	134
18,294,535	*,e	Cemex S.A. de C.V.	9,768
1,353,317	*	Centamin plc	1,732
637,595		Centerra Gold, Inc	11,265
252,293	*,e	Century Aluminum Co	2,147
103,882		Century Textile & Industries Ltd	443
796,022		CF Industries Holdings, Inc	115,407
549,466		Chambal Fertilizers & Chemicals Ltd	783
27,164	e	Chase Corp	378
79,259		Cheil Industries, Inc	6,960
369,697	*	Chemtura	4,192
1,704,560		Cheng Loong Corp	602
1,013,520		Chia Hsin Cement Corp	396

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

710,000		Chiho-Tiande Group Ltd	$373
8,874,000	e	China BlueChemical Ltd	6,704
198,000	*,m	China Forestry Holdings Ltd	75
59,000	*	China General Plastics Corp	17
1,820,000		China Glass Holdings Ltd	298
194,000		China Hi-ment Corp	252
670,000	*	China Manmade Fibers Corp	198
354,240		China Metal Products	223
14,852,000	e	China Metal Recycling Holdings Ltd	15,997
4,994,000	*	China Mining Resources Group Ltd	73
2,056,000	e	China Molybdenum Co Ltd	875
4,895,722	e	China National Building Material Co Ltd	5,520
646,000	*	China Nickel Resources Holding Co Ltd	51
4,326,500		China Petrochemical Development Corp	3,845
1,488,000	*,e	China Precious Metal Resources Holdings Co Ltd	276
1,422,000	*,e	China Rare Earth Holdings Ltd	281
4,206,000	e	China Resources Cement Holdings Ltd	3,119
1,131,000		China Sanjiang Fine Chemicals	269
3,019,000	e	China Shanshui Cement Group Ltd	1,997
193,000		China Steel Chemical Corp	735
14,482,550		China Steel Corp	13,766
992,000	*	China Sunshine Paper Holdings Co Ltd	108
937,000		China Synthetic Rubber Corp	881
6,700,000	*	China Timber Resources Group Ltd	258
663,000	e	China Vanadium Titano-Magnetite Mining Co Ltd	129
568,000		China XLX Fertiliser Ltd	140
6,240,600	e	China Zhongwang Holdings Ltd	2,132
496,000	*,e	Chongqing Iron & Steel Co Ltd	70
992,482		Christian Hansen Holding	21,549
1,877,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	495
111,000		Chuetsu Pulp & Paper Co Ltd	187
77,000		Chugoku Marine Paints Ltd	476
1,083,910		Chun Yuan Steel	417
1,344,720		Chung Hung Steel Corp	391
169,950		Chung Hwa Pulp Corp	51
366,099		Cia de Minas Buenaventura S.A. (ADR) (Series B)	14,036
463,786	*	Cia Minera Atacocha S.A.	139
319,600	e	Cia Minera Autlan SAB de C.V.	360
994,836		Cia Siderurgica Nacional S.A.	7,990
112,930	*	Ciech S.A.	566
15,815	e	Ciments Francais S.A.	1,222
143,631	e	Cimpor Cimentos de Portugal S.A.	987
171,818		Cimsa Cimento Sanayi Ve Tica	683
1,108,000	*	Citic Dameng Holdings	164
3,371,911	*,e	Clariant AG.	33,105
2,984		Clariant Chemicals India Ltd	32
108,601	*,e	Clearwater Paper Corp	3,867
1,897,525		Cleveland-Cliffs, Inc	118,311
198,500	*,e	Cline Mining Corp	314
36,418	*	CNK International Co Ltd	273
686,938	*,e	Coal of Africa Ltd	584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

452,943	*	Coeur d’Alene Mines Corp	$10,934
128,700	*	Colossus Minerals, Inc	762
188,618		Commercial Metals Co	2,609
86,132		Companhia Vale do Rio Doce	0	^
277,800		Companhia Vale do Rio Doce (ADR)	5,959
26,843		Compania de Minas Buenaventura S.A.	1,012
95,349		Compass Minerals International, Inc	6,565
212,966		Confab Industrial S.A.	468
129,100	*	Copper Mountain Mining Corp	713
49,296		Coromandel International Ltd	257
292,148		Corp Aceros Arequipa S.A.	206
948,000	e	CPMC Holdings Ltd	407
276,669		CRH plc	5,477
774,567	e	Croda International plc	21,684
234,800	*	Cronus Resources Ltd	1,733
1,108,385	*	Crown Holdings, Inc	37,221
374,600		CSC Steel Holdings BHD	157
1,840,480		CSG Holding Co Ltd	1,229
25,040,000	*	CST Mining Group Ltd	202
140,972	*	Cudeco Ltd	534
1,022,801		Cytec Industries, Inc	45,668
314,000	*	Da Ming International Holdings Ltd	62
32,950		Daehan Steel Co Ltd	184
242,000	e	Dai Nippon Toryo Co Ltd	254
729,309		Daicel Chemical Industries Ltd	4,430
858,626	e	Daido Steel Co Ltd	5,360
91,000		Daiken Corp	273
151,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	656
986,845		Dainippon Ink and Chemicals, Inc	1,789
107,872	e	Daio Paper Corp	754
90,000		Daiso Co Ltd	280
21,741		DC Chemical Co Ltd	4,152
16,565		Deepak Fertilizers & Petrochemicals Corp Ltd	38
42,777		Deltic Timber Corp	2,583
652,405		Denki Kagaku Kogyo KK	2,404
140,232	*	Detour Gold Corp	3,462
498,515	*	Discovery Metals Ltd	669
348,344		Domtar Corp	27,855
28,380	*	Dongbu HiTek Co Ltd	179
23,360		Dongbu Steel Co Ltd	122
5,478		Dongil Industries Co Ltd	274
67,414		Dongjin Semichem Co Ltd	215
108,188		Dongkuk Industries Co Ltd	381
44,270		Dongkuk Steel Mill Co Ltd	790
4,427,000	e	Dongyue Group	2,901
6,055,822	e	Dow Chemical Co	174,164
468,000	e	Dowa Holdings Co Ltd	2,946
654,072	e	DRDGOLD Ltd	370
598,895		DS Smith plc	1,840
385,169		DSM NV	17,803
3,210,777		Du Pont (E.I.) de Nemours & Co	146,988
501,860	e	DuluxGroup Ltd	1,479

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,400	*	Dundee Precious Metals, Inc	$1,117
229,347	e	Eagle Materials, Inc	5,885
24,400		Earth Chemical Co Ltd	899
1,210,485	*	Eastern Platinum Ltd	642
444,972		Eastman Chemical Co	17,381
101,421	*	Eco Oro Minerals Corp	148
1,735,130		Ecolab, Inc	100,308
1,045		EG Corp	57
2,735	*	Egyptian Financial & Industrial Co	4
15,074		EID Parry India Ltd	54
447,802		El Ezz Steel Co	279
734,135		Eldorado Gold Corp	10,103
176,642	*	Elemental Minerals Ltd	191
787,306	e	Elementis plc	1,678
1,521,104		Empresas CMPC S.A.	5,590
10,760		EMS-Chemie Holding AG.	1,816
101,237	*	Endeavour Mining Corp	241
153,140	*	Endeavour Mining Corp (ADR)	374
251,300	*	Endeavour Silver Corp	2,440
162	e	Eramet	20
1,044,646		Eregli Demir ve Celik Fabrikalari TAS	1,804
972,994		Eternal Chemical Co Ltd	756
120,500		Eternit S.A.	575
41,223	*	Eugene Corp	184
1,420,553		Eurasian Natural Resources Corp	14,010
164,098	*	European Goldfields Ltd	1,914
655,700		Evergreen Fibreboard BHD	192
543,400		Everlight Chemical Industrial Corp	286
441,267	*	Evolution Mining Ltd	680
37,413	*	Evraz Highveld Steel and Vanadium Ltd	169
46,077	*,e	Evraz plc	268
96,100	*	Exeter Newco	710
112,100	*	Exeter Resource Corp	294
1,102,050		Feng Hsin Iron & Steel Co	1,756
116,300		Ferbasa-Ferro Ligas DA Bahia	512
599,719	e	Ferrexpo plc	2,503
1,386,589	*,e	Ferro Corp	6,780
12,944	m	Fertilizantes Fosfatados S.A.	174
92,000	*	Fertilizantes Heringer S.A.	547
583,359		Fibria Celulose S.A.	4,338
31,100	e	Fibria Celulose S.A. (ADR)	242
3,315,871		Filtrona plc	19,591
242,500	*	First Majestic Silver Corp	4,089
1,305,559		First Quantum Minerals Ltd	25,695
1,456,055	e	Fletcher Building Ltd	6,953
2,291,521	*	Flinders Mines Ltd	655
198,777	*,e	Flotek Industries, Inc	1,980
136,115		FMC Corp	11,711
5,437,615	*	Focus Minerals Ltd	284
28,690	*	Foosung Co Ltd	199
5,953,733		Formosa Chemicals & Fibre Corp	15,689
6,745,091		Formosa Plastics Corp	17,980

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

405,000		Formosan Rubber Group, Inc	$241
873,120		Formosan Union Chemical	572
5,548,863	e	Fortescue Metals Group Ltd	24,274
13,900	*	Fortress Paper Ltd	363
164,400	*	Fortuna Silver Mines, Inc	902
3,375,200		Fosun International	1,762
14,300		FP Corp	926
140,911	e	Franco-Nevada Corp	5,364
4,883,232		Freeport-McMoRan Copper & Gold, Inc (Class B)	179,653
1,357,965		Fresnillo plc	32,177
378,000	*	Froch Enterprise Co Ltd	130
49,245		Frutarom Industries Ltd	439
22,154		Fuchs Petrolub AG.	860
48,446		Fuchs Petrolub AG. (Preference)	2,114
2,394,000		Fufeng Group Ltd	1,094
22,452		Fuji Seal International, Inc	405
18,700		Fujimi, Inc	212
259,000	e	Furukawa-Sky Aluminum Corp	641
11,615,800		Fushan International Energy Group Ltd	3,917
75,756	e	FutureFuel Corp	941
10,974,800	*	G J Steel PCL	49
5,146,900	*	G Steel PCL	60
280,470	*	Gabriel Resources Ltd	1,729
452,342	*,e	Gammon Gold, Inc	3,636
248,980	*	Gem Diamonds Ltd	751
254,769	*,e	General Moly, Inc	787
1,113,771	*,e	Georgia Gulf Corp	21,707
1,070,702		Gerdau S.A. Preference	8,323
997,589	*,e	Gindalbie Metals Ltd	537
14,566		Givaudan S.A.	13,841
253,620		Glatfelter	3,581
477,200	*	Gleichen Resources Ltd	801
481,772	e	Glencore International AG.	2,942
266,122	e	Globe Specialty Metals, Inc	3,563
64,844		Gloria Material Technology Corp	52
175,000	e	Godo Steel Ltd	433
78,783		Godrej Industries Ltd	254
1,042,842		Gold Fields Ltd	15,991
147,109	*,e	Gold One International Ltd	77
108,430	e	Gold Resource Corp	2,304
1,098,364		Goldcorp, Inc	48,743
80,160	*,e	Golden Minerals Co	466
1,143,945	*,e	Golden Star Resources Ltd	1,888
363,238	*	Golden Star Resources Ltd (Toronto)	595
4,106,418		Goldsun Development & Construction Co Ltd	1,415
348		Goltas Cimento	9
2,345,000		Grand Pacific Petrochemical	1,005
134,200	*	Grande Cache Coal Corp	1,305
990,075	e	Grange Resources Ltd	566
618,901	*	Graphic Packaging Holding Co	2,637
6,807		Grasim Industries Ltd	319
605,755	*	Great Basin Gold Ltd	565

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

148,000		Great China Metal Industry	$147
197,748	*,b,e	Great Southern Ltd	0	^
539,000	*,e	Greatview Aseptic Packaging Co	180
61,590	e	Greif, Inc (Class A)	2,805
21,372,543	*	G-Resources Group Ltd	1,207
377,152	e	Grupo Empresarial Ence S.A.	848
4,890,849	e	Grupo Mexico S.A. de C.V. (Series B)	12,782
158,400	*,e	Grupo Simec SAB de C.V.	382
341,652	*,e	Gryphon Minerals Ltd	402
26,092	*	Gubre Fabrikalari TAS	156
41,946		Gujarat Flourochemicals	273
94,398		Gujarat Mineral Development Corp Ltd	287
24,544		Gujarat Narmada Valley Fertilizers Co Ltd	35
457,304		Gujarat NRE Coke Ltd	138
35,509		Gujarat State Fertilisers & Chemicals Ltd	222
72,000		Gun-Ei Chemical Industry Co Ltd	186
3,367,399	*,e	Gunns Ltd	432
1,584	*	Gunns Ltd (Forest)	57
433		Gurit Holding AG.	188
105,742	*	Guyana Goldfields, Inc	778
16,372		H&R WASAG AG.	350
285,655		H.B. Fuller Co	6,601
2,488	*	Hadera Paper Ltd	96
54,038	*,e	Hanfeng Evergreen, Inc	146
9,860		Hanil Cement Manufacturing	346
12,080		Hansol Chemical Co Ltd	197
23,750		Hansol Paper Co	176
121,695		Hanwha Chemical Corp	2,601
79,367		Hanwha Corp	2,288
563,027		Harmony Gold Mining Co Ltd	6,570
152,124	*	Harry Winston Diamond Corp	1,622
35,706	e	Hawkins, Inc	1,316
64,617		Haynes International, Inc	3,528
282,955	*	Headwaters, Inc	628
1,465,768	e	Hecla Mining Co	7,666
16,795		HeidelbergCement AG.	711
1,888,000	e	Hidili Industry International Development Ltd	559
563,000	*	High River Gold Mines Ltd	663
361,714		Highland Gold Mining Ltd	1,058
103,174	e	Hill & Smith Holdings plc	402
1,670,895		Hindalco Industries Ltd	3,636
148,991		Hitachi Chemical Co Ltd	2,608
25,329	e	Hitachi Metals Ltd	275
498,920	*	Ho Tung Chemical Corp	245
407,930	e	Hochschild Mining plc	2,446
52,759		Hoganas AB (Class B)	1,622
391,929	e	Hokuetsu Paper Mills Ltd	2,632
33,263		Holcim Ltd	1,773
38,312	e	Holmen AB (B Shares)	1,097
22,858		Honam Petrochemical Corp	5,910
2,436,000	*	Honbridge Holdings Ltd	379
179,474	*,e	Horsehead Holding Corp	1,617

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,000		Hsin Kuang Steel Co Ltd	$29
2,863,000	e	Huabao International Holdings Ltd	1,459
615,800	*	Hubei Sanonda Co Ltd	179
38,250		Huchems Fine Chemical Corp	663
259,492		HudBay Minerals, Inc	2,583
109,046		Huhtamaki Oyj	1,288
41,870	*	Hulamin Ltd	44
1,648,000	*	Hunan Non-Ferrous Metal Ltd	489
3,005,940	e	Huntsman Corp	30,059
31,768		Hyosung Corp	1,480
47,109		Hyundai Hysco	1,440
80,989		Hyundai Steel Co	6,738
599,203		IAMGOLD Corp	9,517
380,524		Iluka Resources Ltd	6,027
554,812		Imdex Ltd	1,050
70,295		Imerys S.A.	3,224
678,931		Impala Platinum Holdings Ltd	14,057
95,400	*	Imperial Metals Corp	1,171
418,990		Impexmetal S.A.	423
2,556,461		Incitec Pivot Ltd	8,116
252,595		Independence Group NL	976
131,393		India Cements Ltd	163
816,810	*,e	Indophil Resources NL	346
1,738,078		Indorama Ventures PCL (Foreign)	1,611
159,600	*	Industrias CH SAB de C.V.	537
246,815	e	Industrias Penoles S.A. de C.V.	10,815
40,554		Inmet Mining Corp	2,607
128,914		Innophos Holdings, Inc	6,260
93,858	*,e	Innospec, Inc	2,635
994,363	*,e	Integra Mining Ltd	549
129,111		International Flavors & Fragrances, Inc	6,768
1,941,080	e	International Paper Co	57,457
93,505	*,e	International Tower Hill Mines Ltd	407
536,118	*	Intrepid Mines Ltd	600
83,917	*,e	Intrepid Potash, Inc	1,899
387,912		Inversiones Argos S.A.	3,366
1,354,000	*,e	IRC Ltd	184
643,000	*,e	Ishihara Sangyo Kaisha Ltd	743
1,333,273	*	Ispat Industries Ltd	234
601,767		Israel Chemicals Ltd	6,267
1,755		Israel Corp Ltd	1,099
22,510		ISU Chemical Co Ltd	485
188,425	e	Italcementi S.p.A.	1,108
246,158		Italcementi S.p.A. RNC	619
8,046		Italmobiliare S.p.A.	151
32,726		Italmobiliare S.p.A. RSP	417
223,213	*	Ivanhoe Australia Ltd	325
300,279	*	Ivanhoe Mines Ltd	5,332
34,318	*	Izmir Demir Celik Sanayi AS	79
358,779	*,e	Jaguar Mining, Inc	2,289
115,800	*,e	Jaguar Mining, Inc (Toronto)	739
200,618		JAI Corp Ltd	193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

311,121	*,e	James Hardie Industries NV	$2,169
481,597	*	Jastrzebska Spolka Weglowa S.A.	11,657
81,845		JFE Holdings, Inc	1,480
2,309,000	e	Jiangxi Copper Co Ltd	4,954
75,092		Jindal Saw Ltd	186
518,919		Jindal Steel & Power Ltd	4,420
218,000	*	Jinshan Gold Mines, Inc	548
51,130		Johnson Matthey plc	1,457
13,900		JSP Corp	219
277,927		JSR Corp	5,122
188,528		JSW Steel Ltd	1,799
398,992	*	Jupiter Mines Ltd	111
120,379		K&S AG.	5,429
587,955	*,e	Kagara Zinc Ltd	154
61,433	e	Kaiser Aluminum Corp	2,819
176,513	*,e	Kalahari Minerals plc	662
254,811		Kaneka Corp	1,352
1,137,406	*	Kangaroo Resources Ltd	169
309,837		Kansai Paint Co Ltd	2,760
56,000	e	Kanto Denka Kogyo Co Ltd	205
186,060	*	Kapstone Paper and Packaging Corp	2,929
12,637	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	7
42,920	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	17
384		Kartonsan Karton Sanayi	39
144,030		Kazakhmys plc	2,080
100,500	*	Keegan Resources, Inc	384
160,674	e	Kemira Oyj	1,901
13,651	*	Kemrock Industries & Exports Ltd	133
323,274		KGHM Polska Miedz S.A.	10,312
734,400		Kian JOO CAN Factory BHD	486
178,091		Kingsgate Consolidated Ltd	1,043
205,539	*	Kingsrose Mining Ltd	298
1,317,651		Kinross Gold Corp	15,042
1,038,500		Kinsteel BHD	164
108,038	*	Kirkland Lake Gold, Inc	1,635
18,800		KISCO Corp	372
12,588		KISWIRE Ltd	462
631,465		Klabin S.A.	2,708
536,911		KME Group S.p.A.	210
25,634	e	KMG Chemicals, Inc	443
53,000		Koatsu Gas Kogyo Co Ltd	322
2,215,382		Kobe Steel Ltd	3,424
9,720		Kolon Corp	161
38,734		Kolon Industries, Inc	2,132
2,330		Kolon Industries, Inc (Preference)	33
437		Konya Cimento Sanayii	71
124,057	e	Koppers Holdings, Inc	4,263
23,763		Korea Kumho Petrochemical	3,461
3,109		Korea Petrochemical Ind Co Ltd	242
11,111		Korea Zinc Co Ltd	2,934

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

198,400		Koza Altin Isletmeleri AS	$2,630
15,672	*	Koza Anadolu Metal Madencilik Isletmeleri AS	22
71,640		KP Chemical Corp	881
3,822		KPX Chemical Co Ltd	192
147,227	*,e	Kraton Polymers LLC	2,989
57,201	e	Kronos Worldwide, Inc	1,032
109,000	e	Krosaki Harima Corp	330
6,691		Kukdo Chemical Co Ltd	290
266,736	e	Kumba Iron Ore Ltd	16,486
163,408	e	Kumba Resources Ltd	3,395
54,000	e	Kumiai Chemical Industry Co Ltd	203
719,081		Kuraray Co Ltd	10,205
163,000		Kureha CORP	808
21,200	e	Kyoei Steel Ltd	392
5,890,441	*,e	La Seda de Barcelona S.A. (Class B)	388
41,800	*	Labrador Iron Mines Holdings Ltd	205
587,920		Lafarge Malayan Cement BHD	1,297
41,346	e	Lafarge S.A.	1,447
495,100	*	Lake Shore Gold Corp	622
109,891	*,e	Landec Corp	607
1,807,423	e	Lanxess AG.	93,347
864,000	e	Lee & Man Holding Ltd	519
2,773,000	e	Lee & Man Paper Manufacturing Ltd	893
705,319		LEE Chang Yung Chem IND Corp	1,013
14,069		Lenzing AG.	1,162
1,426,000	*	Lepanto Consolidated Mining	58
117,847		LG Chem Ltd	32,497
12,672		LG Chem Ltd (Preference)	1,184
111,820		Linde AG.	16,618
436,000		Lingbao Gold Co Ltd	158
385,800		Lingui Development BHD	157
81,200		Lintec Corp	1,469
784,100	*	Lion Industries Corp BHD	329
28,854		Lock & Lock Co Ltd	963
137,345	*,e	London Mining plc	632
853,000		Long Chen Paper Co Ltd	239
25,497		Lonmin plc	388
894,000	e	Loudong General Nice Resources China Holdings Ltd	70
1,529,120	*	Louisiana-Pacific Corp	12,340
115,289	*	LSB Industries, Inc	3,232
4,660,000	e	Lumena Resources Corp	858
752,681	*	Lundin Mining Corp	2,859
1,446,085	*,e	Lynas Corp Ltd	1,545
1,577,107		LyondellBasell Industries AF S.C.A	51,240
1,126,532	*	Madeco S.A.	51
14,285		Madras Cements Ltd	28
61,469	*	MAG. Silver Corp	404
4,905		Maharashtra Seamless Ltd	29
209,740		Major Drilling Group International	3,199
2,510		Managem	451
167	m	Managem-New	30
135,077		Mardin Cimento Sanayii	426

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,000		Market Vectors Junior Gold Miners ETF	$173
125,800	e	Martin Marietta Materials, Inc	9,488
15,775		Maruichi Steel Tube Ltd	351
2,576,427		Masisa S.A.	233
440,640		Mayer Steel Pipe Corp	192
14,562	e	Mayr-Melnhof Karton AG.	1,234
778,173		MeadWestvaco Corp	23,306
201,124	e	Mechel Steel Group OAO (ADR)	1,710
439,188	e	Medusa Mining Ltd	2,015
2,964,930		Merafe Resources Ltd	337
269,000	*	Mercator Minerals Ltd	399
53,088	*	Metals USA Holdings Corp	597
549,742	*	Metals X Ltd	132
334,600		Metalurgica Gerdau S.A.	3,213
129,500		Methanex Corp	2,964
743,325	*,e	Metminco Ltd	91
1,166,532	e	Mexichem SAB de C.V.	3,671
959,000	e	Midas Holdings Ltd	244
336,258	*,e	Midway Gold Corp	710
48,700	*,e	Migao Corp	192
607,093		Mincor Resources NL	420
222,897	*	Minefinders Corp	2,370
525,800	*	Minera Andes, Inc	790
842,238	*,e	Minera Frisco SAB de C.V.	3,061
205,314	*	Mineral Deposits Ltd	1,067
84,014		Minerals Technologies, Inc	4,749
3,444,000	*	Minmetals Resources Ltd	1,451
15,860		Miquel y Costas & Miquel S.A.	379
612,404	*,e	Mirabela Nickel Ltd	700
2,618,917	e	Mitsubishi Chemical Holdings Corp	14,353
343,143		Mitsubishi Gas Chemical Co, Inc	1,903
1,520,172		Mitsubishi Materials Corp	4,110
400,000	*,e	Mitsubishi Paper Mills Ltd	363
352,000		Mitsubishi Steel Manufacturing Co Ltd	883
657,212	e	Mitsui Chemicals, Inc	1,996
1,282,000		Mitsui Mining & Smelting Co Ltd	3,297
286,500		Mitsui Mining Co Ltd	367
191,533	e	Mittal Steel South Africa Ltd	1,623
863,709		MMC Norilsk Nickel (ADR)	13,198
275,400	*	MMX Mineracao e Metalicos S.A.	985
220,910	*,e	Moly Mines Ltd	70
89,246	*,e	Molycorp, Inc	2,140
248,047		Mondi Ltd	1,756
797,961		Mondi plc	5,637
412,000	*,e	Mongolian Mining Corp	309
7,011		Monnet Ispat & Energy Ltd	48
3,675,243	e	Monsanto Co	257,523
53,400		Moorim P&P Co Ltd	242
1,383,401		Mosaic Co	69,765
1,551,073		Mount Gibson Iron Ltd	1,773
267,267	*	Mpact Ltd	495
262,570	*,e	M-real Oyj (B Shares)	449

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

432,570	*,e	Murchison Metals Ltd	$192
207,096	e	Myers Industries, Inc	2,556
248,877		Mytilineos Holdings S.A.	1,003
482,904	m	Nagarjuna Fertilizers & Chemicals	214
33,830		Namhae Chemical Corp	318
980,937	e	Nampak Ltd	2,752
7,295,057		Nan Ya Plastics Corp	14,467
668,860		Nantex Industry Co Ltd	515
76,981	e	Neenah Paper, Inc	1,718
523,100	*	Neo Material Technologies Inc	3,764
67,200		Neturen Co Ltd	501
551,900		Nevsun Resources Ltd	3,066
742,220	*	New Gold, Inc	7,490
775,124		New World Resources plc (A Shares)	5,314
648,908		Newcrest Mining Ltd	19,776
35,324	e	NewMarket Corp	6,998
969,667		Newmont Mining Corp	58,190
1,060,000	*	Newton Resources Ltd	132
167,200	*	NGEx Resources, Inc	443
1,271,600		Nickel Asia Corp	594
128,000		Nihon Nohyaku Co Ltd	526
59,874		Nihon Parkerizing Co Ltd	716
116,000	e	Nihon Yamamura Glass Co Ltd	290
2,827,000	e	Nine Dragons Paper Holdings Ltd	1,771
142,000		Nippon Denko Co Ltd	638
213,000		Nippon Kayaku Co Ltd	2,048
166,000		Nippon Koshuha Steel Co Ltd	183
1,141,000	e	Nippon Light Metal Co Ltd	1,507
181,000	*	Nippon Metal Industry Co Ltd	148
273,523	e	Nippon Paint Co Ltd	1,889
75,253	e	Nippon Paper Group, Inc	1,643
345,000	e	Nippon Shokubai Co Ltd	3,696
182,000	*	Nippon Soda Co Ltd	820
3,969,958		Nippon Steel Corp	9,876
67,810	e	Nippon Synthetic Chemical Industry Co Ltd	388
194,000		Nippon Valqua Industries Ltd	501
149,500	*	Nippon Yakin Kogyo Co Ltd	234
183,600		Nissan Chemical Industries Ltd	1,773
1,046,238	e	Nisshin Steel Co Ltd	1,601
102,000		Nittetsu Mining Co Ltd	403
282,956	e	Nitto Denko Corp	10,065
296,876	*	Nkwe Platinum Ltd	74
242,921		NOF Corp	1,238
181,656		Noranda Aluminium Holding Corp	1,499
29,985	*	Norbord, Inc	238
85,202		Norddeutsche Affinerie AG.	4,534
35,141	*	Nordic Mines AB	330
114,750		Norsk Hydro ASA	530
155,822	*	North American Palladium Ltd	399
13,010,000	*	North Mining Shares Co Ltd	329
282,177	e	Northam Platinum Ltd	1,049
77,963	*	Northern Dynasty Minerals	471

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

205,853	*	Northern Iron Ltd	$135
302,140	*	Northland Resources S.A.	439
249,149	*,e	Novagold Resources, Inc	2,123
95,651	f	Novolipetsk Steel (GDR) (purchased 10/07/11, cost $2,371)	1,872
271,775		Novozymes AS	8,373
512,598		Nucor Corp	20,284
436,670	*,e	Nufarm Ltd	1,851
455,926	e	Nuplex Industries Ltd	811
314,087	e	Nyrstar	2,467
86,450	*	Nyrstar (Strip VVPR)	0	^
124,000	*	Ocean Plastics Co Ltd	79
580,500	*	OceanaGold Corp	1,282
8,000		Ohara, Inc	82
956,462	e	OJI Paper Co Ltd	4,911
94,000		Okamoto Industries, Inc	360
331,517	e	Olin Corp	6,514
34,807		Olympic Steel, Inc	812
144,207	*	OM Group, Inc	3,229
749,809	e	OM Holdings Ltd	246
48,314	*	Omnia Holdings Ltd	521
192,300	*,e	Omnova Solutions, Inc	887
1,814,636		OneSteel Ltd	1,297
784,722		Orica Ltd	19,417
11,200		Orient Paper & Industries Ltd	11
479,000		Oriental Union Chemical Corp	600
971		Orissa Minerals Development Co Ltd	534
20,000	e	Osaka Steel Co Ltd	383
554,194	*	Osisko Mining Corp	5,353
331,507	*	Oswal Chemical & Fertilizers	269
162,540	e	Outokumpu Oyj	1,063
263,075	*	Owens-Illinois, Inc	5,098
157,261	e	Oxiana Ltd	1,609
188,507	e	Pacific Metals Co Ltd	911
14,800		Pack Corp	214
167,225		Packaging Corp of America	4,221
43,771		Palabora Mining Co Ltd	751
1,434,699		Pan African Resources plc	341
167,991	e	Pan American Silver Corp	3,674
1,344,895	*,e	Pan Australian Resources Ltd	4,414
87,495		Papeles y Cartones de Europa S.A.	282
460,407	*,e	Paramount Gold and Silver Corp	985
7,395	*	Park Elektrik Madencilik Sanayi Ve Ticaret AS	14
544,263	*,e	Patagonia Gold plc	361
373,349	*	Perilya Ltd	126
577,688	*,e	Perseus Mining Ltd	1,433
221,060	e	Peter Hambro Mining plc	2,115
506,462	*	Petra Diamonds Ltd	905
4,026,500		Petronas Chemicals Group BHD	7,865
537,000		Philex Mining Corp	256
264,041	*,m	Pike River Coal Ltd	0	^
985,632		PolyOne Corp	11,384

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,840		Poongsan	$205
24,880		Poongsan Corp	567
255,724	*,e	Portucel Empresa Produtora de Pasta e Papel S.A.	607
99,844		POSCO	32,935
4,880		POSCO M-Tech Co Ltd	318
5,231		POSCO Refractories & Environment Co Ltd	835
1,464,608		Potash Corp of Saskatchewan Toronto	60,540
641,708		PPG Industries, Inc	53,576
610,674		Praxair, Inc	65,281
127,400	*	Premier Gold Mines Ltd	565
303,300		Press Metal BHD	168
80,500	*	Pretium Resources, Inc	989
686,060	e	Pretoria Portland Cement Co Ltd	2,328
34,154	*	Prism Cement Ltd	24
4,496,000		PT Aneka Tambang Tbk	802
2,327,500	*	PT Barito Pacific Tbk	197
22,947,000	*	PT Darma Henwa Tbk	197
1,000		PT Fajar Surya Wisesa Tbk	0	^
4,000,000		PT Holcim Indonesia Tbk	958
2,593,000	*	PT Indah Kiat Pulp and Paper Corp Tbk	351
2,364,300		PT Indocement Tunggal Prakarsa Tbk	4,439
31,496,000		PT International Nickel Indonesia Tbk	11,092
8,368,500		PT Krakatau Steel Tbk	774
3,255,500	*	PT Polychem Indonesia Tbk	207
4,063,500		PT Semen Gresik Persero Tbk	5,127
5,553,500		PT Timah Tbk	1,021
2,628,287	*	PTT Global Chemical PCL	5,082
368,261	*	Quadra Mining Ltd	5,451
50,117	e	Quaker Chemical Corp	1,949
78,900	*	Queenston Mining, Inc	382
144,000		Qunxing Paper Holdings Co Ltd	38
93,891		Rain Commodities Ltd	52
17,540		Rallis India Ltd	40
838,991	*	Ramelius Resources Ltd	923
12,767		Randgold Resources Ltd	1,305
114,986	e	Rautaruukki Oyj	1,053
156,500	e,m	Real Gold Mining Ltd	178
42,802		Recticel S.A.	252
431,917	*	Regis Resources Ltd	1,501
174,634		Reliance Steel & Aluminum Co	8,503
537,767		Rengo Co Ltd	3,750
623,231	*	Resolute Mining Ltd	1,055
102,435	*,e	Revett Minerals, Inc	483
161,353	*,e	Rex Minerals Ltd	231
130,534		Rexam plc	714
29,385		RHI AG.	574
43,510	*	Rio Alto Mining Ltd	137
1,336,578	e	Rio Tinto Ltd	82,399
3,912,569		Rio Tinto plc	191,114
55,423		Rio Tinto plc (ADR)	2,711
183,765		Rock-Tenn Co (Class A)	10,604
566,398	*	Rockwood Holdings, Inc	22,299

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

673,700	*	Romarco Minerals, Inc	$714
113,794	*	Royal Bafokeng Platinum Ltd	775
145,618		Royal Gold, Inc	9,819
213,708		RPM International, Inc	5,247
130,218	*,e	RTI International Metals, Inc	3,022
295,600	*,e	Rubicon Minerals Corp	1,123
19,393	e	Sa des Ciments Vicat	1,109
195,500	*	Sabina Gold & Silver Corp	737
7,659,040	*	Sahaviriya Steel Industries PCL	172
122,000		Sakai Chemical Industry Co Ltd	451
269,929		Sally Malay Mining Ltd	320
4,612		Salzgitter AG.	230
6,309		Sam Kwang Glass Ind Co Ltd	372
3,392,000		Samling Global Ltd	165
25,546		Samsung Fine Chemicals Co Ltd	1,355
138,600		San Fang Chemical Industry Co Ltd	100
414,800	*	San Gold Corp	770
139,564	*	Sandfire Resources NL	939
141,000		Sanyo Chemical Industries Ltd	920
388,000		Sanyo Special Steel Co Ltd	2,050
712,118	*,e	Sappi Ltd	2,098
495,267	*	Saracen Mineral Holdings Ltd	384
1,646,000	*,e	Sateri Holdings Ltd	509
322,400		Satipel Industrial S.A.	1,542
104,920	*,e	Schmolz + Bickenbach AG.	595
35,453		Schnitzer Steel Industries, Inc (Class A)	1,499
68,227	e	Schweitzer-Mauduit International, Inc	4,534
135,457	e	Scotts Miracle-Gro Co (Class A)	6,324
47,200	*	Seabridge Gold, Inc	764
18,016		Seah Besteel Corp	720
2,498		SeAH Holdings Corp	271
10,201		SeAH Steel Corp	587
310,955		Sealed Air Corp	5,352
757,000		Sekisui Plastics Co Ltd	2,896
548,720	*	SEMAFO, Inc	3,555
142,385	*,e	Semapa-Sociedade de Investimento e Gestao	987
179,577	*,e	Senomyx, Inc	625
205,852		Sensient Technologies Corp	7,802
375,613	*	Sentula Mining Ltd	91
27,948	e	Sequana	154
483,398		Sesa Goa Ltd	1,485
17,000		Sesoda Corp	18
528,130	e,f	Severstal (GDR) (purchased 02/09/10, cost $7,605)	6,005
357,200		Shandong Chenming Paper Holdings Ltd	176
267,000		Shandong Chenming Paper Holdings Ltd	130
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	118
201,000		Sheng Yu Steel Co Ltd	125
396,100	e	Sherritt International Corp	2,123
366,144	e	Sherwin-Williams Co	32,686
218,000	*	Shihlin Paper Corp	298
47,000		Shikoku Chemicals Corp	250
482,227		Shin-Etsu Chemical Co Ltd	23,687

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,200		Shin-Etsu Polymer Co Ltd	$251
1,219,032		Shinkong Synthetic Fibers Corp	323
259,000		Shiny Chemical Industrial Co Ltd	286
3,738,000	e	Shougang Concord International Enterprises Co Ltd	221
1,118,660	e	Showa Denko KK	2,258
1,178		Shree Cement Ltd	47
71,200		Siam Cement PCL (ADR)	705
531,100		Siam Cement PCL (Foreign)	6,152
53,000		Siam City Cement PCL	433
49,044	*	Sidenor Steel Products Manufacturing Co S.A.	65
203,450	e	Sigma-Aldrich Corp	12,707
481,000		Sijia Group Co	139
340		Sika AG.	639
131,894		Silgan Holdings, Inc	5,096
210,324	*	Silver Lake Resources Ltd	654
226,742	*	Silver Standard Resources, Inc	3,138
676,957	e	Silver Wheaton Corp	19,603
415,619	e	Silvercorp Metals, Inc	2,668
112,581	e	Sims Group Ltd	1,458
8,240,000	*	Sino Union Energy Investment Group Ltd	561
6,180,000	e	Sinochem Hong Kong Holding Ltd	1,725
283,627	*,e	Sino-Forest Corp	1,339
628,000		Sinon Corp	250
10,256,600	e	Sinopec Shanghai Petrochemical Co Ltd	3,409
34,895		SK Chemicals Co Ltd	1,945
24,767		SKC Co Ltd	820
918,401	*	Smurfit Kappa Group plc	5,538
213,866	e	Sociedad Quimica y Minera de Chile S.A. (ADR)	11,517
154,464		Sociedad Quimica y Minera de Chile S.A. (Class B)	8,319
4,616		Societe Internationale de Plantations d’Heveas S.A.	355
107,650		Soda Sanayii AS.	187
9,872		SODIFF Advanced Materials Co Ltd	683
890,500		Solar Applied Materials Technology Co	912
364,556	*	Solutia, Inc	6,300
27,285		Solvay S.A.	2,240
71,427	*,e	Sonae Industria SGPS S.A.	58
15,770		Songwon Industrial Co Ltd	127
163,011		Sonoco Products Co	5,373
259,351		South Valley Cement	129
385,000		Southeast Cement Co Ltd	128
1,899,678	e	Southern Copper Corp (NY)	57,332
164,997	*,e	Spartech Corp	780
49,105	e	Ssab Svenskt Stal AB (Series A)	430
55,490	*	Ssangyong Cement Industrial Co Ltd	199
1,092,621	*,e	St Barbara Ltd	2,194
17,200		ST Corp	217
357,180	e	Steel Dynamics, Inc	4,697
11,500		Stella Chemifa Corp	349
35,068		Stepan Co	2,811
360,313		Sterling Biotech Ltd	145
2,499,813		Sterlite Industries India Ltd	4,234
457,589	*	Stillwater Mining Co	4,786

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,585		STO AG.	$736
914,579	e	Stora Enso Oyj (R Shares)	5,447
87,300		STP & I PCL	79
842,472	*	Sujana Towers Ltd	112
800,221	e	Sumitomo Bakelite Co Ltd	4,464
1,394,502	e	Sumitomo Chemical Co Ltd	5,063
599,000	*	Sumitomo Light Metal Industries Ltd	551
1,954,046		Sumitomo Metal Industries Ltd	3,544
644,630		Sumitomo Metal Mining Co Ltd	8,253
1,074,193		Sumitomo Osaka Cement Co Ltd	2,926
106,000		Sumitomo Seika Chemicals Co Ltd	444
24,712	e	Sumitomo Titanium Corp	1,091
45,100	*,e	SunCoke Energy, Inc	505
3,011,979	*	Sundance Resources Ltd	1,217
2,524,000		SunVic Chemical Holdings Ltd	854
84,088		Super Dragon Technology Co Ltd	78
13,211		Supreme Industries Ltd	44
217,363		Suzano Papel e Celulose S.A.	785
546,922		Svenska Cellulosa AB (B Shares)	8,074
169,457		Symrise AG.	4,513
204,055		Syngenta AG.	59,962
742,893		Synthos S.A.	942
27,900	e	T Hasegawa Co Ltd	428
1,091,200	*	TA Chen Stainless Pipe	535
969		Taekwang Industrial Co Ltd	1,044
129,200	*	Tahoe Resources, Inc	2,242
1,823,553	e	Taiheiyo Cement Corp	3,490
6,091,748		Taiwan Cement Corp	7,031
1,218,500		Taiwan Fertilizer Co Ltd	2,832
309,345		Taiwan Hon Chuan Enterprise Co Ltd	570
268,000		Taiwan Prosperity Chemical Corp	589
175,960		Taiwan Pulp & Paper Corp	52
1,234,000	*	Taiwan Styrene Monomer	283
19,700	e	Taiyo Ink Manufacturing Co Ltd	508
214,560	e	Taiyo Nippon Sanso Corp	1,492
157,000		Takasago International Corp	726
90,000		Takiron Co Ltd	305
530,106	*,e	Talvivaara Mining Co plc	1,705
152,000	*	Tang Eng Iron Works Co Ltd	145
120,154	*,e	Tanzanian Royalty Exploration Corp	290
440,859	*	Taseko Mines Ltd	1,207
1,004,800		Tata Steel Ltd	6,333
2,370,800	*	Tata Steel Thailand PCL	62
2,474,000		TCC International Holdings Ltd	841
13,231		Technosemichem Co Ltd	444
774,975		Teck Cominco Ltd	27,317
8,268,412		Teijin Ltd	25,368
293,005		Temple-Inland, Inc	9,292
33,800		Tenma Corp	301
58,556		Tessenderlo Chemie NV	1,552
90,134	e	Texas Industries, Inc	2,774
54,972	*	Texas Petrochemicals, Inc	1,282

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

632,000		Thai Plastic & Chemical PCL	$590
698,845	*	Thompson Creek Metals Co, Inc	4,864
280,081	*,e	Thompson Creek Metals Co, Inc (Toronto)	1,957
211,000		Thye Ming Industrial Co Ltd	190
48,213		ThyssenKrupp AG.	1,106
1,230,000		Tiangong International Co Ltd	205
666,795	*	Tiger Resources Ltd	250
49,968		Tikkurila Oy	832
140,101		Time Technoplast Ltd	112
13,377	*	Tire Kutsan Oluklu Mukavva	7
73,935		Titan Cement Co S.A.	1,106
499,683	e	Titanium Metals Corp	7,485
586,000		Toagosei Co Ltd	2,397
40,000	e	Toda Kogyo Corp	355
42,400	e	Toho Titanium Co Ltd	726
169,000		Toho Zinc Co Ltd	641
485,000	e	Tokai Carbon Co Ltd	2,627
563,000	e	Tokuyama Corp	1,786
46,800	e	Tokyo Ohka Kogyo Co Ltd	927
152,796	e	Tokyo Rope Manufacturing Co Ltd	297
135,200	e	Tokyo Steel Manufacturing Co Ltd	1,095
1,317,750		Ton Yi Industrial Corp	609
18,613	*	Tong Yang Major Corp	19
449,000		Topy Industries Ltd	1,100
1,316,434	e	Toray Industries, Inc	9,419
643,722		Tosoh Corp	1,711
351,000		Toyo Ink Manufacturing Co Ltd	1,297
131,000		Toyo Kohan Co Ltd	453
114,844		Toyo Seikan Kaisha Ltd	1,563
2,418,600		TPI Polene PCL	1,156
112,783	e	Tredegar Corp	2,506
87,432		Troy Resources NL	384
787,950		TSRC Corp	1,931
122,685	*,e	Tubacex S.A.	295
127,313	e	Tubos Reunidos S.A.	252
815,676		Tung Ho Steel Enterprise Corp	716
1,775,359		UBE Industries Ltd	4,853
253,268		Uflex Ltd	491
98,451		Ultra Tech Cement Ltd	2,161
89,211		Umicore	3,664
34,600	*	Uniao de Industrias Petroquimicas S.A.	5
9,791		Unid Co Ltd	435
8,930		Union Steel	125
110,000	*	Unipetrol	952
305,264		United Phosphorus Ltd	729
12,851	*	United States Lime & Minerals, Inc	772
710,403	e	United States Steel Corp	18,797
619,000		Universal Cement Corp	272
27,958	*,e	Universal Stainless & Alloy	1,045
2,029,000		UPC Technology Corp	1,037
822,864		UPM-Kymmene Oyj	9,017
642,701	e,f	Uralkali (GDR) (purchased 04/30/10, cost $25,555)	23,143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

116,440	*,e	US Energy Corp Wyoming	$339
462,564	*,e	US Gold Corp	1,554
48,850		Usha Martin Ltd	22
1,607,250		USI Corp	1,290
210,300		Usinas Siderurgicas de Minas Gerais S.A.	1,934
564,162		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	3,070
2,439,294		Vale S.A.	51,591
3,322,276		Vale SA (Preference)	67,363
308,595		Valspar Corp	12,026
224,965	e	Vedanta Resources plc	3,549
26,628	*	Verbio AG.	111
42,341	*,e	Verso Paper Corp	41
441		Vetropack Holding AG.	770
106,245		Victrex plc	1,808
812,300		Vinythai PCL	430
124,807	*	Viohalco S.A.	487
342,620	*,e	Vista Gold Corp	1,052
241,982		Voestalpine AG.	6,780
707,001		Volcan Cia Minera S.A.	784
354,724	e	Vulcan Materials Co	13,959
36,305	e	Wacker Chemie AG.	2,916
3,090,001		Walter Energy, Inc	187,129
216,869	e	Wausau Paper Corp	1,791
138,248		Welspun-Gujarat Stahl Ltd	218
230,608	*	Wesizwe	42
2,818,000	e	West China Cement Ltd	470
59,962		West Fraser Timber Co Ltd	2,437
455,666	e	Western Areas NL	2,375
49,783		Westlake Chemical Corp	2,003
24,641	*,e	WHX Corp	244
2,480,000		Winsway Coking Coal Holding Ltd	728
257,910		Worthington Industries, Inc	4,225
874,004	*	WR Grace & Co	40,134
262,500		WTK Holdings BHD	103
1,291,000	e	Xingda International Holdings Ltd	580
1,118,000	e	Xinjiang Xinxin Mining Industry Co Ltd	301
3,993,509		Xstrata plc	60,802
1,304,926	e	Yamana Gold, Inc	19,239
8,711		Yamato Kogyo Co Ltd	249
382,211		Yara International ASA	15,258
570,000		Yeun Chyang Industrial Co Ltd	305
1,858,500		Yieh Phui Enterprise	611
1,365,500	e	Yingde Gases	1,389
446,000		Yip’s Chemical Holdings Ltd	336
291,000		Yodogawa Steel Works Ltd	1,260
50,460		Youlchon Chemical Co Ltd	351
852,000	*	Youyuan International Holdings Ltd	213
2,049,285		Yuen Foong Yu Paper Manufacturing Co Ltd	818
1,169,500	*	Yukon-Nevada Gold Corp	333
350,178	e	Yule Catto & Co plc	893
59,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	83
13,331		Zaklady Azotowe Pulawy S.A.	309

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,773	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	$391
37,487	*	Zaklady Chemiczne Police S.A.	108
112,875	*	Zanaga Iron Ore Co Ltd	188
541,512	e	Zeon Corp	4,677
90,452		Zep, Inc	1,265
2,435,500		Zhaojin Mining Industry Co Ltd	3,863
64,123		Zignago Vetro S.p.A.	374
13,729,000	e	Zijin Mining Group Co Ltd	5,135
114,149	*,e	Zoltek Cos, Inc	870
1,206		Zuari Industries Ltd	10

		TOTAL MATERIALS	6,123,505

MEDIA - 2.8%
1,123,864	e	Aegis Group plc	2,519
63,090		Agora S.A.	202
78,010		AH Belo Corp (Class A)	371
408,876	*	AMC Networks, Inc	15,366
208,170	e	Antena 3 de Television S.A.	1,247
570,626	e	APN News & Media Ltd	415
159,550		Arbitron, Inc	5,490
170,172	e	Arnoldo Mondadori Editore S.p.A.	297
5,931	*	Artprice.com	391
40,900	e	Asatsu-DK, Inc	1,072
112,900		Astral Media, Inc	3,933
7,360,325	*,e	Austar United Communications Ltd	8,984
44,759	e	Avex Group Holdings, Inc	572
52,036	e	Axel Springer AG.	2,233
1,754,100		BEC World PCL (Foreign)	2,497
365,333	e	Belo (A.H.) Corp (Class A)	2,302
4,120,600		Benpres Holdings Corp	480
3,935	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	14
70,058	*	Borussia Dortmund GmbH & Co KGaA	172
3,308,251		British Sky Broadcasting plc	37,639
835,440		Cablevision Systems Corp (Class A)	11,880
55,348		Cairo Communication S.p.A.	201
76,494		Canal Plus	424
4,353,562	e	CBS Corp (Class B)	118,156
71,000	*,e	Central European Media Enterprises Ltd (Class A)	458
158,263	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	1,032
205,852	*	Charter Communications, Inc	11,721
141,960		Cheil Communications, Inc	2,337
148,209		Chime Communications plc	394
482,615		Cinemark Holdings, Inc	8,924
78,400	e	Cineplex Galaxy Income Fund	1,979
188,104		Cineworld Group plc	599
25,640		CJ CGV Co Ltd	594
25,844	*	CJ E&M Corp	680
64,470	*,e	Clear Channel Outdoor Holdings, Inc (Class A)	809
18,982		Cogeco Cable, Inc	957
11,848,589		Comcast Corp (Class A)	280,929
6,400	e	COOKPAD, Inc	141
143,011	e	Corus Entertainment, Inc	2,881

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

204,840	*,e	Crown Media Holdings, Inc (Class A)	$248
33,222		CTS Eventim AG.	997
156,309	*,e	Cumulus Media, Inc (Class A)	522
652	e	CyberAgent, Inc	2,112
137,582	*	Cyfrowy Polsat S.A.	537
163,110		Daekyo Co Ltd	884
68,700		Daiichikosho Co Ltd	1,300
613,492		Daily Mail & General Trust	3,806
390,942	*	Deccan Chronicle Holdings Ltd	268
2,849,330	*	DEN Networks Ltd	2,594
162,642	e	Dentsu, Inc	4,948
8,074	*,e	Dial Global, Inc	26
7,200	*,e	Digital Domain Media Group, Inc	44
105,609	*,e	Digital Generation, Inc	1,259
3,919,989	*	DIRECTV	167,618
953,539	*	Discovery Communications, Inc (Class A)	39,066
183,830	*	Discovery Communications, Inc (Class C)	6,930
5,142,542		DISH Network Corp (Class A)	146,459
772,072	*	Dogan Yayin Holding	203
164,769	*,e	DreamWorks Animation SKG, Inc (Class A)	2,734
80,662	*	EM.Sport Media AG.	134
146,655	*,e	Eniro AB	243
132,545	*,e	Entercom Communications Corp (Class A)	815
213,710	e	Entravision Communications Corp (Class A)	333
21,981	*	Eros International Media Ltd	84
103,400	*,e	Eros International plc	368
1,115,000	*	eSun Holdings Ltd	157
80,089	e	Euromoney Institutional Investor plc	779
83,477		Eutelsat Communications	3,252
136,215	*,e	EW Scripps Co (Class A)	1,091
1,157	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	24
37,327	*,e	Fisher Communications, Inc	1,076
4,950		Fuji Television Network, Inc	7,484
120,000	e	Gakken Co Ltd	218
243	*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	21
559,880	e	Gannett Co, Inc	7,486
221,988	e	Gestevision Telecinco S.A.	1,260
21,306		GFK AG.	843
1,360		GIIR, Inc	10
51,972	*	Global Sources Ltd	252
283,233	*,e	Gray Television, Inc	459
247,560		Groupe Aeroplan, Inc	2,901
3,339,027	e	Grupo Televisa S.A.	14,053
174,408	e	Gruppo Editoriale L’Espresso S.p.A.	245
28,006	e	Hakuhodo DY Holdings, Inc	1,606
187,047		Harte-Hanks, Inc	1,700
1,300,749	*	Hathway Cables and Datacom Pvt Ltd	2,700
627,767	e	Havas S.A.	2,575
51,624	*	Hi-Media S.A.	147
31,816	*	Hot Telecommunication System Ltd	396
242,999	*	Hurriyet Gazetecilik AS	90
105,680	*	Hyundai Hy Communications & Network Co	247

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,747	*	IBN18 Broadcast Ltd	$3
6,552,000	*	Imagi International Holdings Ltd	159
461,167	*	Independent News & Media plc	122
1,095,607		Informa plc	6,143
8,756,210		Interpublic Group of Cos, Inc	85,198
40,212		IPSOS	1,141
9,655		Israel Land Development Co Ltd	66
10,761,533		ITV plc	11,369
12,757		Jagran Prakashan Ltd	23
1,066,515	*,e	JC Decaux S.A.	24,487
3,582,147	e	John Fairfax Holdings Ltd	2,639
86,916		John Wiley & Sons, Inc (Class A)	3,859
234,518	*,e	Journal Communications, Inc (Class A)	1,032
2,624		Jupiter Telecommunications Co	2,656
97,559	*	Juventus Football Club S.p.A.	38
454,798	*	Kabel Deutschland Holding AG.	23,056
28,981	e	Kadokawa Holdings, Inc	1,004
12,081		Kinepolis	862
116,868	*,e	Knology, Inc	1,660
11,620	*	KT Skylife Co Ltd	277
14,120		Lagardere S.C.A.	372
95,185	*,e	Lamar Advertising Co (Class A)	2,618
956,775	*	Liberty Global, Inc (Class A)	39,256
440,017	*	Liberty Interactive LLC	34,343
217,306	*,e	Lin TV Corp (Class A)	919
177,993	*,e	Lions Gate Entertainment Corp	1,481
713,823	*,e	Live Nation, Inc	5,932
78,643		M6-Metropole Television	1,170
164,198	*,e	Madison Square Garden, Inc	4,703
1,345,600		Major Cineplex Group PCL	608
108,323	e	Martha Stewart Living Omnimedia, Inc (Class A)	477
292,752	*,e	McClatchy Co (Class A)	700
1,020,969		McGraw-Hill Cos, Inc	45,913
454,600		MCOT PCL	385
114,162		MDC Partners, Inc	1,543
251,131	e	Mecom Group plc	798
1,202,800		Media Chinese International Ltd	440
77	*,e	Media General, Inc (Class A)	0	^
1,725,500		Media Prima BHD	1,414
589,828	e	Mediaset S.p.A.	1,627
161,914	e	Meredith Corp	5,286
5,931		Modern Times Group AB (B Shares)	282
70,033	e	Morningstar, Inc	4,163
580,315		Naspers Ltd (N Shares)	25,349
348,591		National CineMedia, Inc	4,323
161,717		Navneet Publications India	157
1,289	*	Network 18 Media & Investments Ltd	1
629,481	*,e	New York Times Co (Class A)	4,866
5,332,323	e	News Corp (Class A)	95,129
53,756	*	Nexstar Broadcasting Group, Inc (Class A)	421
798,000	*	Next Media Ltd	70
31,894		NRJ Group	278

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

470,504		Omnicom Group, Inc	$20,975
830,000		Oriental Press Group	82
78,565	e	Outdoor Channel Holdings, Inc	586
299,914	e	PagesJaunes Groupe S.A.	1,086
44,641	*,e	Pandora Media, Inc	447
4,179,215	e	Pearson plc	78,438
3,070,000		Phoenix Satellite Television Holdings Ltd	772
1,488,000		Pico Far East Holdings Ltd	266
432,257	*,e	Premiere AG.	784
365,953	*,e	Promotora de Informaciones S.A.	410
308,694		ProSiebenSat.1 Media AG.	5,625
5,800		Proto Corp	185
25,863,500		PT Bhakti Investama Tbk	839
51,922,000		PT Global MediaCom Tbk	5,662
357,000	*	PT Indosiar Karya Media Tbk	114
8,104,500		PT Media Nusantara Citra Tbk	1,170
186,629	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	560
312,500		PT Surya Citra Media Tbk	270
74,929	e	Publicis Groupe S.A.	3,439
3,262		PubliGroupe AG.	445
188,457	e	Publishing & Broadcasting Ltd	501
95,436		Quebecor, Inc	3,268
213,601	*,e	RCS MediaGroup S.p.A.	187
88,736	e	REA Group Ltd	1,136
50,241	*,e	ReachLocal, Inc	310
2,628,201		Reed Elsevier NV	30,580
4,207,486		Reed Elsevier plc	33,871
492,378	e	Regal Entertainment Group (Class A)	5,879
42,274	*	Rentrak Corp	604
145,048		Rightmove plc	2,803
4,652		Roularta Media Group NV	88
14,236	*	Saga Communications, Inc	532
14,297	e	Sanoma-WSOY Oyj	164
33,000		Saraiva S.A. Livreiros Editores	370
119,150	*	SBS Media Holdings Co Ltd	454
164,458	e	Schibsted ASA	4,085
137,490	e	Scholastic Corp	4,121
658,251		Scripps Networks Interactive (Class A)	27,923
126,268		SES Global S.A.	3,025
500,135	e	Shaw Communications, Inc (B Shares)	9,941
104,000	e	Shochiku Co Ltd	985
228,552		Sinclair Broadcast Group, Inc (Class A)	2,589
468,000		Sing Tao News Corp Ltd	66
738,038	e	Singapore Press Holdings Ltd	2,098
781,000		SinoMedia Holding Ltd	214
12,378,556	*,e	Sirius XM Radio, Inc	22,529
248,542	e	Sky Network Television Ltd	1,026
5,937		Sky Perfect Jsat Corp	2,961
5,965	*	SM Entertainment Co	237
349,623		Societe Television Francaise 1	3,401
705,424		Southern Cross Media Group	777

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,734	*	Spir Communication	$75
3,288,253	*,a	Stroer Out-of-Home Media AG.	53,978
371,730	e	STW Communications Group Ltd	320
85,804	*	T4F Entretenimento S.A.	527
709,670	*	Telecom Italia Media S.p.A.	148
861,343		Television Broadcasts Ltd	5,216
841,467	e	Ten Network Holdings Ltd	721
69,807	*	Tera Resource Co Ltd	46
1,017,083	e	Thomson Corp	27,126
534,490	e	Thomson Corp (Toronto)	14,286
1,210,289	e	Time Warner Cable, Inc	76,938
3,279,647		Time Warner, Inc	118,526
271,000	e	Toei Animation Co Ltd	6,128
394,885		Toei Co Ltd	1,868
82,617	e	Toho Co Ltd	1,471
22,600		Tohokushinsha Film Corp	153
133,300		Tokyo Broadcasting System, Inc	1,713
1,858,000	*	Tom Group Ltd	162
115,479		Torstar Corp	939
1,725	*	Trabzonspor Sportif Yatirim ve TAS	10
600,320	*	Trinity Mirror plc	448
268		TV Asahi Corp	442
2,538,000	e	TV Azteca S.A. de C.V.	1,617
14,000		TV Tokyo Corp	185
137,506		TVN S.A.	408
347,688		United Business Media Ltd	2,580
143,246	*	Usen Corp	100
24,666	*	UTV Software Communications Ltd	455
180,400	*,e	Valassis Communications, Inc	3,469
8,329	e	Value Line, Inc	86
5,319,906		Viacom, Inc (Class B)	241,576
1,794,794	e	Virgin Media, Inc	38,373
3,740,000	e	VODone Ltd	489
8,851,525	e	Walt Disney Co	331,931
11,435	e	Washington Post Co (Class B)	4,309
332,885	e	West Australian Newspapers Holdings Ltd	1,103
37,682		Wolters Kluwer NV	650
44,810	*	Woongjin Holdings Co Ltd	171
39,350		Woongjin Thinkbig Co Ltd	544
100,608	e	World Wrestling Entertainment, Inc (Class A)	938
6,830,165		WPP plc	71,630
8,203,751	*,e	Yell Group plc	674
104,008	e	Yellow Pages Income Fund	19
710,485		ZEE Telefilms Ltd	1,576
49,400		Zenrin Co Ltd	441

		TOTAL MEDIA	2,721,159

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
740		Abbott India Ltd	20
5,802,336	e	Abbott Laboratories	326,265
390,497		Abcam plc	2,215

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,840	*	Ablynx NV	$123
195,130	*,e	Achillion Pharmaceuticals, Inc	1,487
186,295	*,e	Acorda Therapeutics, Inc	4,441
284,125		Acrux Ltd	833
93,737		Actelion Ltd	3,206
49,050	*,e	Active Biotech AB	157
22,084	*,e	Acura Pharmaceuticals, Inc	77
445,765		Adcock Ingram Holdings Ltd	3,411
31,736	*,e	Aegerion Pharmaceuticals, Inc	531
240,683	*,e	Affymax, Inc	1,591
423,820	*,e	Affymetrix, Inc	1,733
2,318,992	*	Agilent Technologies, Inc	81,001
218,794	*,e	Akorn, Inc	2,433
113,625	*,e	Albany Molecular Research, Inc	333
1,210,579	*	Alexion Pharmaceuticals, Inc	86,555
31,113	*,e	Algeta ASA	793
46,188	*,e	Alimera Sciences, Inc	58
7,470		ALK-Abello AS	417
482,381	*	Alkermes PLC	8,374
2,514,391	e	Allergan, Inc	220,613
439,384	*,e	Allos Therapeutics, Inc	624
144,832	*,e	Alnylam Pharmaceuticals, Inc	1,180
161,747	*,e	AMAG Pharmaceuticals, Inc	3,059
3,636,968	e	Amgen, Inc	233,529
67,506	*,e	Amicus Therapeutics, Inc	232
90,467	*,e	Ampio Pharmaceuticals, Inc	386
360,621	*,e	Amylin Pharmaceuticals, Inc	4,104
26,375	*,e	Anacor Pharmaceuticals, Inc	164
70,313	*,e	Anthera Pharmaceuticals, Inc	432
237,000		Apex Biotechnology Corp	472
60,614	*	Ardea Biosciences, Inc	1,019
543,667	*,e	Arena Pharmaceuticals, Inc	1,017
603,560	*	Ariad Pharmaceuticals, Inc	7,394
307,914	*,e	Arqule, Inc	1,737
246,692	*,e	Array Biopharma, Inc	533
53,000		ASKA Pharmaceutical Co Ltd	314
381,175	e	Aspen Pharmacare Holdings Ltd	4,563
388,439		Astellas Pharma, Inc	15,773
421,195	*,e	Astex Pharmaceuticals	796
580,289		AstraZeneca plc	26,805
738,452	e	AstraZeneca plc (ADR)	34,183
268,568		Aurobindo Pharma Ltd	430
236,804	*	Auxilium Pharmaceuticals, Inc	4,720
488,784	*,e	AVANIR Pharmaceuticals, Inc	1,002
288,934	*,e	AVEO Pharmaceuticals, Inc	4,970
506,038	*,e	AVI BioPharma, Inc	377
6,116		Bachem Holding AG.	212
11,315	*	Basilea Pharmaceutica	429
30,332	*,e	Bavarian Nordic AS	202
4,989,239		Bayer AG.	318,630
17,199,208		BB Bioventures L.P.	1,730
19,440	*,e	BG Medicine, Inc	92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,387		Bilcare Ltd	$155
93,111		Biocon Ltd	480
107,425	*,e	BioCryst Pharmaceuticals, Inc	265
30,929		Biogaia AB (B Shares)	731
1,227,593	*	Biogen Idec, Inc	135,096
66,793	*	BioInvent International AB	156
557,148	*,e	BioMarin Pharmaceuticals, Inc	19,154
79,477	*,e	BioMimetic Therapeutics, Inc	227
54,100	*	Bio-Rad Laboratories, Inc (Class A)	5,196
393,478	*,e	Biosante Pharmaceuticals, Inc	198
20,559	*,e	Biospecifics Technologies Corp	342
406,093	*,e	Biota Holdings Ltd	331
6,511		Biotest AG. (Preference)	335
385,090	*	Biotie Therapies OYJ	250
96,519	*,e	Biotime, Inc	561
6,201,910	*	Bioton S.A.	108
378,281	*	Biovail Corp	17,662
387,815	*	Biovail Corp (Toronto)	18,143
10,052,971	*,e	Biovitrum AB	22,003
6,934	e	Boiron S.A.	180
5,109,019		Bristol-Myers Squibb Co	180,042
1,832,000	*	Broad Intelligence International Pharmaceutical Holdings Ltd	343
228,947	*	Bruker BioSciences Corp	2,844
470,395	*,e	BTG plc	2,290
31,972		Bukwang Pharmaceutical Co Ltd	399
137,869	*,e	Cadence Pharmaceuticals, Inc	545
179,779	*	Cambrex Corp	1,291
87,661	*,e	Cardiome Pharma Corp	231
2,920,682	*	Celgene Corp	197,437
695,213	*,e	Cell Therapeutics, Inc	806
209,143	*,e	Celldex Therapeutics, Inc	544
108,683		Celltrion, Inc	3,430
292,290	*,e	Cepheid, Inc	10,058
140,252	*	Charles River Laboratories International, Inc	3,833
206,179	*,e	Chelsea Therapeutics International, Inc	1,058
67,000		China Chemical & Pharmaceutical Co Ltd	38
344,000	e	China Medical System Holdings Ltd	229
2,356,000		China Pharmaceutical Group Ltd	517
2,840,000	e	China Shineway Pharmaceutical Group Ltd	4,021
28,240		Chong Kun Dang Pharm Corp	461
19,322		Choongwae Pharma Corp	239
387,883	e	Chugai Pharmaceutical Co Ltd	6,394
597,570		Cipla Ltd	3,597
508,587		Cipla Medpro South Africa Ltd	400
5,190,000		CK Life Sciences International Holdings, Inc	233
33,517	*	Clal Biotechnology Industries Ltd	162
108,129	*,e	Cleveland Biolabs, Inc	309
25,000	*,e	Clovis Oncology, Inc	352
20,100		CMIC Co Ltd	325
100,872	*,e	Codexis, Inc	535
327,539	*,e	Columbia Laboratories, Inc	819

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

306,093	*,e	Combinatorx, Inc	$370
44,252	*,e	Complete Genomics, Inc	130
144,055	*,e	Corcept Therapeutics, Inc	493
53,078	*,e	Cornerstone Therapeutics, Inc	297
167,920	*	Covance, Inc	7,677
851,460	e	CSL Ltd	27,759
290,816	*,e	Cubist Pharmaceuticals, Inc	11,522
306,873	*,e	Curis, Inc	1,436
189,868	*,e	Cytori Therapeutics, Inc	418
14,378		Daewoong Pharmaceutical Co Ltd	362
739,078		Daiichi Sankyo Co Ltd	14,638
296,025	e	Dainippon Sumitomo Pharma Co Ltd	3,369
832,000		Dawnrays Pharmaceutical Holdings Ltd	240
393,919	*,e	Dendreon Corp	2,994
214,432	*,e	Depomed, Inc	1,111
186,617	*	Deva Holding AS	193
20,049	*	Devgen	138
8,685		Dong-A Pharmaceutical Co Ltd	670
189,589		Dr Reddy’s Laboratories Ltd	5,619
362,435	*,e	Durect Corp	428
114,362	*,e	Dusa Pharmaceuticals, Inc	501
384,294	*,e	Dyax Corp	523
518,562	*,e	Dynavax Technologies Corp	1,722
10,329		Egis Gyogyszergyar Rt	750
95,153		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS.	90
321,153	e	Eisai Co Ltd	13,283
32,589	*	Elan Corp plc	452
223,878	*	Elan Corp plc (ADR)	3,076
58,172		Elder Pharmaceuticals Ltd	392
3,534,574		Eli Lilly & Co	146,897
128,555	*	Emergent Biosolutions, Inc	2,165
218,188	*,e	Endo Pharmaceuticals Holdings, Inc	7,534
76,566	*,e	Endocyte, Inc	288
155,960	*,e	Enzo Biochem, Inc	349
176,743	*,e	Enzon Pharmaceuticals, Inc	1,184
133		EPS Co Ltd	256
196,557	*	eResearch Technology, Inc	922
19,814		Eurofins Scientific	1,441
128,488	*,e	Evolutec Group plc	103
134,852	*	Evotec AG.	407
202,855	*,e	Exact Sciences Corp	1,647
494,604	*,e	Exelixis, Inc	2,342
3,060,000	*	Extrawell Pharmaceutical Holdings Ltd	165
283,522		FAES FARMA S.A.	458
11,152		FDC Ltd	18
48,133	*,e	Fluidigm Corp	633
1,004,023	*,e	Forest Laboratories, Inc	30,382
40,252	*	Furiex Pharmaceuticals Inc	673
133,000	e	Fuso Pharmaceutical Industries Ltd	339
197,777	*,e	Galapagos NV	2,654
52,839	*	Genmab AS	345

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,720	*,e	Genomic Health, Inc	$1,821
1,774,300	*	Genomma Lab Internacional S.A. de C.V.	3,429
109,086	e	Genus plc	1,767
571,037	*,e	Geron Corp	845
57,981		Gerresheimer AG.	2,412
6,577,848	*,e	Gilead Sciences, Inc	269,230
7,797,417		GlaxoSmithKline plc	177,671
372,774		GlaxoSmithKline plc (ADR)	17,010
9,220	*,e	Golf Trust Of America, Inc	85
10,923		Green Cross Corp	1,386
16,420		Green Cross Holdings Corp	211
160,174	*,e	Grifols S.A.	2,684
12,820	*	Grifols S.A. (Class B)	139
78,050	*,e	GTx, Inc	262
128,000		Guangzhou Pharmaceutical Co Ltd	100
302,678	*,e	Halozyme Therapeutics, Inc	2,878
25,910	*	Han All Pharmarceutical Co	206
5,240		Handok Pharmaceuticals Co Ltd	56
6,178	*	Hanmi Pharm Co Ltd	352
95,097	*,e	Harvard Bioscience, Inc	368
185,928	e	Hikma Pharmaceuticals plc	1,788
53,331	e	Hisamitsu Pharmaceutical Co, Inc	2,260
49,992	*,e	Hi-Tech Pharmacal Co, Inc	1,944
10,700	*,e	Horizon Pharma, Inc	43
412,569	*,e	Hospira, Inc	12,530
1,992,000		Hua Han Bio-Pharmaceutical Holdings Ltd	333
647,270	*,e	Human Genome Sciences, Inc	4,783
279,195	*,e	Idenix Pharmaceuticals, Inc	2,079
3,900		Il Dong Pharmaceutical Co Ltd	25
353,099	*,e	Illumina, Inc	10,762
2,924		Ilsung Pharmaceuticals Co Ltd	201
18,415		Ilyang Pharmaceutical Co Ltd	528
388,979	*,e	Immunogen, Inc	4,504
274,062	*,e	Immunomedics, Inc	913
277,160	*	Impax Laboratories, Inc	5,590
384,743	*,e	Incyte Corp	5,775
85,451	*,e	Infinity Pharmaceuticals, Inc	755
227,938	*,e	Inhibitex, Inc	2,494
116,810	*,e	Insmed, Inc	356
53,810	*,e	Intercell AG.	132
251,052	*	InterMune, Inc	3,163
6,967		Ipca Laboratories Ltd	36
68,750		Ipsen	2,155
195,625	*,e	Ironwood Pharmaceuticals, Inc	2,342
385,648	*	Isis Pharmaceuticals, Inc	2,781
202,994	*,e	ISTA Pharmaceuticals, Inc	1,431
129,430	*,e	Jazz Pharmaceuticals, Inc	5,000
19,000		JCR Pharmaceuticals Co Ltd	188
16,630		Jeil Pharmaceutical Co	190
8,613,405	e	Johnson & Johnson	564,867
228,521		Kaken Pharmaceutical Co Ltd	3,034
270,693	*,e	Keryx Biopharmaceuticals, Inc	685

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,000		Kissei Pharmaceutical Co Ltd	$1,460
56,785	*	Komipharm International Co Ltd	477
208,977	*,e	KV Pharmaceutical Co (Class A)	293
153,970		Kwang Dong Pharmaceutical Co Ltd	500
60,336		Kyorin Co Ltd	1,059
948,187	e	Kyowa Hakko Kogyo Co Ltd	11,574
69,345	e	Laboratorios Almirall S.A.	475
25,509	e	Laboratorios Farmaceuticos Rovi S.A	168
59,962	*	Lannett Co, Inc	265
742,256	*,e	Lexicon Pharmaceuticals, Inc	958
18,990	*	LG Life Sciences Ltd	566
694,745	*	Life Technologies Corp	27,033
81,355	*,e	Ligand Pharmaceuticals, Inc (Class B)	966
1,270,000		Lijun International Pharmaceutical Holding Ltd	145
118,200		Livzon Pharmaceutical, Inc	235
348,463		Lonza Group AG.	20,532
141,881	*,e	Luminex Corp	3,012
226,894		Lupin Ltd	1,912
281,744	*,e	MannKind Corp	704
95,114	*,e	MAP Pharmaceuticals, Inc	1,253
118,928	*	Maxygen, Inc	670
510,495		Meda AB (A Shares)	5,297
343,610	*	Medicines Co	6,405
324,463	e	Medicis Pharmaceutical Corp (Class A)	10,788
8,205	*	Medipost Co Ltd	1,271
157,476	*,e	Medivation, Inc	7,261
28,097	*	Medivir AB	271
35,955	*,e	Medtox Scientific, Inc	505
11,646,262	e	Merck & Co, Inc	439,064
165,698		Merck KGaA	16,501
1,270	*	Merck Ltd	14
134,450	*,e	Mesoblast Ltd	945
119,707	*,e	Metabolix, Inc	545
271,784	*	Mettler-Toledo International, Inc	40,145
343,531	*,e	Micromet, Inc	2,470
82,516		Mochida Pharmaceutical Co Ltd	925
176,240	*,e	Momenta Pharmaceuticals, Inc	3,065
29,508	*,e	Morphosys AG.	669
22,167,242	a	MPM Bioventures II	3,536
4,852,901	*	Mylan Laboratories, Inc	104,143
257,310	*	Myriad Genetics, Inc	5,388
310,380	*,e	Nabi Biopharmaceuticals	584
424,682	*,e	Nektar Therapeutics	2,376
75,139	*,e	Neostem, Inc	38
369,890	*,e	Neurocrine Biosciences, Inc	3,144
25,900	*,e	NewLink Genetics Corp	182
38,000	e	Nichi-iko Pharmaceutical Co Ltd	891
425,550		Nippon Chemiphar Co Ltd	1,577
68,000		Nippon Shinyaku Co Ltd	841
10,388	*,e	Novacea, Inc	81
4,074,797		Novartis AG.	232,643
1,554		Novartis India Ltd	19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

346,587	*,e	Novavax, Inc	$437
360,063		Novo Nordisk AS (Class B)	41,365
436,772	*	NPS Pharmaceuticals, Inc	2,878
66,394	*,e	Nymox Pharmaceutical Corp	546
76,722	*,e	Obagi Medical Products, Inc	779
47,555	*,e	OncoGenex Pharmaceutical, Inc	558
115	*,e	OncoTherapy Science, Inc	175
181,608	*,e	Oncothyreon, Inc	1,377
109,595	e	Ono Pharmaceutical Co Ltd	6,146
318,402	*	Onyx Pharmaceuticals, Inc	13,994
395,128	*,e	Opko Health, Inc	1,936
247,051	*,e	Optimer Pharmaceuticals, Inc	3,024
189,272		Orchid Chemicals & Pharmaceuticals Ltd	450
396,863	*,e	Orexigen Therapeutics, Inc	639
125,742	e	Orion Oyj (Class B)	2,443
73,955	*,e	Osiris Therapeutics, Inc	396
627,254		Otsuka Holdings KK	17,604
137,685	*,e	Pacific Biosciences of California, Inc	386
10,563	*,e	Pacira Pharmaceuticals, Inc	91
157,644	*,e	Pain Therapeutics, Inc	599
18,600	*	Paladin Labs, Inc	762
205,468	*	Par Pharmaceutical Cos, Inc	6,725
237,971	*	Parexel International Corp	4,936
715,289	e	PDL BioPharma, Inc	4,435
258,092	*,e	Peregrine Pharmaceuticals, Inc	266
702,072	e	PerkinElmer, Inc	14,041
459,830		Perrigo Co	44,741
926		Pfizer Ltd	19
49,889,231		Pfizer, Inc	1,079,602
179,281	*,e	Pharmacyclics, Inc	2,657
204,647	*	Pharmasset, Inc	26,235
157,944	*,e	PharmAthene, Inc	201
317,591	*,e	Pharmaxis Ltd	339
48,896	*,e,f	Pharmstandard (GDR) (purchased 01/07/11, cost $1,200)	688
193,000	*	Phytohealth Corp	203
145,001		Piramal Healthcare Ltd	1,031
136,979	*,e	Pozen, Inc	541
127,629	*,e	Progenics Pharmaceuticals, Inc	1,090
313,618	*,e	Pronova BioPharma AS	410
8,107,000		PT Kalbe Farma Tbk	3,038
42,817	*	Qiagen N.V.	590
630,499	*,e	Qiagen N.V. (NASDAQ)	8,707
277,670	*	Questcor Pharmaceuticals, Inc	11,546
169,542		Ranbaxy Laboratories Ltd	1,291
180,054	*,e	Raptor Pharmaceutical Corp	1,127
298,204		Recordati S.p.A.	2,151
197,151	*,e	Regeneron Pharmaceuticals, Inc	10,928
16,768		Richter Gedeon Nyrt	2,353
270,226	*,e	Rigel Pharmaceuticals, Inc	2,132
80,430	*	RNL BIO Co Ltd	348
987,734		Roche Holding AG.	167,044
265,000		Rohto Pharmaceutical Co Ltd	3,401

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,563	*,e	Sagent Pharmaceuticals	$663
283,654	*	Salix Pharmaceuticals Ltd	13,573
209,042	*,e	Sangamo Biosciences, Inc	594
2,066,431		Sanofi-Aventis	151,051
374,610	*,e	Santarus, Inc	1,240
91,569		Santen Pharmaceutical Co Ltd	3,782
281,407	*,e	Savient Pharmaceuticals, Inc	628
16,400	e	Sawai Pharmaceutical Co Ltd	1,701
6,758		Schweizerhall Holding AG.	723
139,312	*	Sciclone Pharmaceuticals, Inc	598
402,035	*,e	Seattle Genetics, Inc	6,720
7,554	*	Seegene, Inc	492
153,800		Seikagaku Corp	1,649
380,394	*,e	Sequenom, Inc	1,693
318,000		Shandong Luoxin Pharmacy Stock Co Ltd	214
520,347		Shionogi & Co Ltd	6,675
2,761,592		Shire Ltd	95,977
193,189		Shire plc (ADR)	20,072
4,027	*	Siegfried Holding AG.	385
136,717	*,e	SIGA Technologies, Inc	345
2,937,000	e	Sihuan Pharmaceutical Holdings	1,036
6,932,000		Sino Biopharmaceutical	2,057
4,254,176	a	Skyline Venture Fund II Ltd	244
976,029		Skyline Venture Fund III Ltd	166
343,380	*	Spectrum Pharmaceuticals, Inc	5,024
112,539		Stada Arzneimittel AG.	2,800
5,318		Stallergenes	290
246,100		Standard Chemical & Pharma	187
207,009		Strides Arcolab Ltd	1,563
53,955	*,e	Sucampo Pharmaceuticals, Inc (Class A)	239
127,373	*	Sun Pharmaceutical Industries Ltd	180
608,369		Sun Pharmaceuticals Industries Ltd	5,696
59,899	*,e	Sunesis Pharmaceuticals, Inc	70
98,082	*,e	Synta Pharmaceuticals Corp	458
10,800		Taiko Pharmaceutical Co Ltd	109
40,500	*	Taisho Pharmaceutical Holdings Co Ltd	3,126
46,400	*,e	Takara Bio, Inc	235
1,227,575		Takeda Pharmaceutical Co Ltd	53,922
213,900		Tanabe Seiyaku Co Ltd	3,379
115,009	*,e	Targacept, Inc	641
371,223	e	Tecan Group AG.	25,064
112,027	e	Techne Corp	7,647
555,468		Teva Pharmaceutical Industries Ltd	22,423
3,923,570		Teva Pharmaceutical Industries Ltd (ADR)	158,355
88,001	*,e	Theratechnologies, Inc	241
266,508	*,e	Theravance, Inc	5,890
1,425,263	*	Thermo Electron Corp	64,093
37,897	*,e	ThromboGenics NV	924
472,000		Tong Ren Tang Technologies Co Ltd	516
15,800	e	Torii Pharmaceutical Co Ltd	296
3,100		Torrent Pharmaceuticals Ltd	32
9,900		Towa Pharmaceutical Co Ltd	421

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,411	*,e	Transgene S.A.	$223
16,072	*,e,m	Trius Therapeutics, Inc	115
63,333		Tsumura & Co	1,867
75,274		TTY Biopharm Co Ltd	212
681,133	e	UCB S.A.	28,576
6,460		Unichem Laboratories Ltd	14
13,440,000	*	United Gene High-Tech Group Ltd	119
694,000	e	United Laboratories Ltd	398
162,369	*	United Therapeutics Corp	7,672
1,440,089	*,a,e	Vanda Pharmaceuticals, Inc	6,855
445,681	*	Vectura Group plc	390
580,916	*	Vertex Pharmaceuticals, Inc	19,291
284,536	*,e	Vical, Inc	1,255
6,635		Virbac S.A.	1,028
382,014	*	Viropharma, Inc	10,463
333,705	*,e	Vivus, Inc	3,254
3,306,913	*	Warner Chilcott plc	50,034
299,860	*	Waters Corp	22,205
4,012,857	*	Watson Pharmaceuticals, Inc	242,136
528,000	*	Winteam Pharmaceutical Group Ltd	87
84,470	*	Wockhardt Ltd	440
20,093	*	WuXi PharmaTech Cayman, Inc (ADR)	222
151,750	*,e	Xenoport, Inc	578
10,838		Yuhan Corp	1,200
214,410	*	Yungjin Pharmaceutical Co Ltd	366
170,000		YungShin Global Holding Corp	228
215,313	*,e	Zeltia S.A.	477
27,000		Zeria Pharmaceutical Co Ltd	465
237,403	*,e	ZIOPHARM Oncology, Inc	1,047
26,619	*,e	Zogenix, Inc	60

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,034,184

REAL ESTATE - 3.0%
335,881	e	Abacus Property Group	651
42,900		Able Chintai Holdings, Inc	213
155,582		Acadia Realty Trust	3,133
180,106		Acucap Properties Ltd	848
7,628		Advance Residence Investment Corp	14,716
26,055		Aeon Mall Co Ltd	553
14,825	*,e	Affine S.A.	239
91,780	*	Africa Israel Investments Ltd	279
14,138	*	Africa Israel Properties Ltd	92
21,400		AG Mortgage Investment Trust	431
3,174,000	e	Agile Property Holdings Ltd	2,827
65,433		Agree Realty Corp	1,595
356,200		AIMS AMP Capital Industrial REIT	259
61,110	*	Airport City Ltd	260
50,700		Airport Facilities Co Ltd	203
39,438		Akmerkez Gayrimenkul Yatirim Ortakligi AS	351
7,930		Alexander’s, Inc	2,934
171,528		Alexandria Real Estate Equities, Inc	11,830
261,684		Aliansce Shopping Centers S.A.	1,999

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,421,920	e	Allan Gray Property Trust	$1,210
16,970,079		Allco Commercial Real Estate Investment Trust	9,671
27,817		Allied Properties Real Estate Investment Trust	690
19,882		Allreal Holding AG.	2,888
180,919		Alony Hetz Properties & Investments Ltd	804
5,797	*	AL-ROV Israel Ltd	118
6,102		Alrov Properties and Lodgings Ltd	96
76,342		Alstria Office REIT-AG.	908
1,939,400		Amata Corp PCL (Foreign)	773
1,048,562		AMB Property Corp	29,978
3,762,676	*	Amer Group Holding	345
184,363		American Assets Trust,Inc	3,781
380,202		American Campus Communities, Inc	15,953
1,084,962		American Capital Agency Corp	30,466
31,669		American Capital Mortgage, Inc	596
133,683		Amot Investments Ltd	325
1,104,875	e	AMP NZ Office Trust	706
298,004		Anant Raj Industries Ltd	222
4,433,942		Annaly Capital Management, Inc	70,766
533,858		Anworth Mortgage Asset Corp	3,353
820,831		Apartment Investment & Management Co (Class A)	18,805
68,658		Apollo Commercial Real Estate Finance, Inc	901
353,404	e	ARMOUR Residential REIT, Inc	2,491
96,648	*	Arrowhead Properties Ltd	68
125,451		Artis Real Estate Investment Trust	1,723
719,000	f	Ascendas India Trust (purchased 05/31/11, cost $565)	383
891,619	e	Ascendas Real Estate Investment Trust	1,259
838,586		Ascott Residence Trust	639
263,054		Ashford Hospitality Trust, Inc	2,104
1,182,600		Asian Property Development PCL (Foreign)	186
750,103		Aspen Group	326
237,578		Associated Estates Realty Corp	3,789
425,652		Atrium European Real Estate Ltd	1,919
359,319		Australand Property Group	882
454,313		AvalonBay Communities, Inc	59,333
36,227	*,e	Avatar Holdings, Inc	260
7,524,823		Ayala Land, Inc	2,605
9,247,920	m	Ayala Land, Inc (Preference)	21
74,082		Babcock & Brown Japan Property Trust	159
9,897,400	*	Bangkokland PCL	222
1,583		Bayside Land Corp	320
35,887		Befimmo SCA Sicafi	2,331
2,088,000		Beijing Capital Land Ltd	410
706,000		Beijing North Star Co	104
3,893,950	*	Belle Corp	452
2,852,516		Beni Stabili S.p.A.	1,274
216,875		Big Yellow Group plc	825
704,477		BioMed Realty Trust, Inc	12,737
1,047		BLife Investment Corp	6,481
80,659		Boardwalk Real Estate Investment Trust	3,994
898,773		Boston Properties, Inc	89,518
650,156		BR Malls Participacoes S.A.	6,316

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

327,611		BR Properties S.A.	$3,249
216,811		Brandywine Realty Trust	2,060
328,700		Brasil Brokers Participacoes S.A.	983
172,483		BRE Properties, Inc (Class A)	8,707
129,985		British Israel Investments Ltd	450
1,264,317		British Land Co plc	9,074
578,015		Brookfield Asset Management, Inc	15,909
5,708	*	Brookfield Multiplex Group	432
45,000		Brookfield Office Properties, Inc	704
667,276	e	Brookfield Office Properties, Inc (Toronto)	10,460
824,753		Bunnings Warehouse Property Trust	1,449
12,150,000		C C Land Holdings Ltd	2,239
90,089	*	CA Immobilien Anlagen AG.	966
789,000	e	Cache Logistics Trust	578
85,275		Calloway Real Estate Investment Trust	2,241
1,191,840		Cambridge Industrial Trust	437
236,443		Camden Property Trust	14,716
118,256	e	Campus Crest Communities, Inc	1,190
65,891		Canadian Apartment Properties REIT	1,443
85,156		Canadian Real Estate Investment Trust	2,959
5,266,974	e	CapitaCommercial Trust	4,286
894,715		Capital & Counties Properties	2,568
413,625		Capital Lease Funding, Inc	1,671
2,160,562		Capital Property Fund	2,356
1,533,404		CapitaLand Ltd	2,610
2,586,474	e	CapitaMall Trust	3,386
1,002,480	e	CapitaMalls Asia Ltd	873
664,600		CapitaMalls Malaysia Trust	302
837,000		CapitaRetail China Trust	742
426,984		Capstead Mortgage Corp	5,312
388,257		Castellum AB	4,804
1,923,000		Cathay Real Estate Development Co Ltd	656
656,926		CBL & Associates Properties, Inc	10,314
893,817	*	CBRE Group, Inc	13,604
861,000	e	CDL Hospitality Trusts	1,026
386,271		Cedar Shopping Centers, Inc	1,665
1,367,000		Central China Real Estate Ltd	272
98,000		Central Pattana PCL (Foreign)	117
2,575	*,m	Centro Properties Group	0	^
1,499,812	e	CFS Gandel Retail Trust	2,583
953,000		CH Karnchang PCL	228
695,438		Challenger Diversified Property Group	345
4,542,636		Champion Real Estate Investment Trust	1,705
685,682		Charter Hall Group	1,396
52,524		Chatham Lodging Trust	566
139,002	e	Chesapeake Lodging Trust	2,149
5,700,198		Cheuk Nang Holdings Ltd	2,051
1,892,607		Cheung Kong Holdings Ltd	22,451
7,050,748		Chimera Investment Corp	17,697
1,300,000		China Aoyuan Property Group Ltd	145
2,092,000		China Chengtong Development Group Ltd	77
6,579,800	e	China Overseas Land & Investment Ltd	10,920

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

652,000	*	China Properties Group Ltd	$174
3,488,000	e	China Resources Land Ltd	5,579
2,311,000		China SCE Property Holdings Ltd	473
3,902,000	e	China South City Holdings Ltd	502
2,130,520		China Vanke Co Ltd	2,102
335,500		Chinese Estates Holdings Ltd	539
205,030		Chong Hong Construction Co	339
143,619	e	City Developments Ltd	984
240,670		Citycon Oyj	719
19,869	e	Cofinimmo	2,331
191,594		Cogdell Spencer, Inc	814
26,001	*	Colonia Real Estate AG.	101
420,507		Colonial Properties Trust	8,772
129,312	e	Colony Financial, Inc	2,031
41,498		Cominar Real Estate Investment Trust	897
5,294,279	e	Commonwealth Property Office Fund	5,169
19,726	e	Consolidated-Tomoka Land Co	534
91,624	e	Conwert Immobilien Invest AG.	1,014
77,428		Coresite Realty	1,380
54,004		Corio NV	2,338
178,060		Corporate Office Properties Trust	3,786
6,640,000	e	Country Garden Holdings Co Ltd	2,480
503,676		Cousins Properties, Inc	3,229
1,021		Crescendo Investment Corp	489
239,463		CreXus Investment Corp	2,486
13,990,000		CSI Properties Ltd	404
577,134		CubeSmart	6,141
414,224	e	CYS Investments, Inc	5,443
1,379	e	DA Office Investment Corp	2,923
75,100		Daibiru Corp	471
415,000	*,e	Daikyo, Inc	818
1,245,900		Daiman Development BHD	718
152,265		Daito Trust Construction Co Ltd	13,038
534,879		Daiwa House Industry Co Ltd	6,394
2,845,689		DB RREEF Trust	2,412
1,253,065		DCT Industrial Trust, Inc	6,416
1,202,913		DDR Corp	14,639
409,483		Delta Corp Ltd	428
151,521	e	Derwent London plc	3,672
66,143	e	Deutsche Euroshop AG.	2,122
104,168		Deutsche Wohnen AG.	1,383
172,389	e	Development Securities plc	403
851,178		DiamondRock Hospitality Co	8,205
67,582		DIC Asset AG.	468
628,809	e	Digital Realty Trust, Inc	41,923
6,543,969		DLF Ltd	22,511
209,661		Douglas Emmett, Inc	3,824
98,779		Douja Promotion Groupe Addoha S.A.	804
423,607		Duke Realty Corp	5,104
47,194		Dundee Real Estate Investment Trust	1,513
228,579	e	DuPont Fabros Technology, Inc	5,536

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

232,257		Dynex Capital, Inc	$2,121
1,169,800		Eastern & Oriental BHD	516
118,225		EastGroup Properties, Inc	5,140
458,148		Education Realty Trust, Inc	4,687
663,724		Emira Property Fund	978
963,410		Emlak Konut Gayrimenkul Yatiri	989
3,458,666		Emperor International Holdings	532
214,074		Entertainment Properties Trust	9,357
166,935		Equity Lifestyle Properties, Inc	11,133
209,062		Equity One, Inc	3,550
771,785		Equity Residential	44,015
160,596		Essex Property Trust, Inc	22,565
24,341		Eurobank Properties Real Estate Investment Co	120
113,175		Eurocommercial Properties NV	3,581
10,036,000	e	Evergrande Real Estate Group	4,130
99,199		Excel Trust, Inc	1,190
48,300		Extendicare Real Estate Investment Trust	403
422,277		Extra Space Storage, Inc	10,232
217,753		Fabege AB	1,702
5,380,500		Fantasia Holdings Group Co Ltd	470
314,700		Farglory Land Development Co Ltd	493
91,274	*,e	Fastighets AB Balder	334
137,781		Federal Realty Investment Trust	12,504
723,557	*	FelCor Lodging Trust, Inc	2,207
17,839,000		Filinvest Land, Inc	403
94,280	e	First Capital Realty, Inc	1,601
425,003	*	First Industrial Realty Trust, Inc	4,348
192,506	e	First Potomac Realty Trust	2,512
585,000		First Real Estate Investment Trust	342
39,010	*	FirstService Corp	1,032
918,673	e	FKP Property Group	449
30,799		Fonciere Des Regions	1,970
465,542	*,e	Forest City Enterprises, Inc (Class A)	5,503
155,259	*	Forestar Real Estate Group, Inc	2,349
273,784	e	Franklin Street Properties Corp	2,724
6,819,200	e	Franshion Properties China Ltd	1,312
1,105,000		Frasers Centrepoint Trust	1,227
481	e	Frontier Real Estate Investment Corp	3,897
233		Fukuoka REIT Corp	1,531
725	*	Future Mall Management Ltd	0	^
137,120	e	GAGFAH S.A.	704
92,082		Gazit Globe Ltd	877
15,600		Gazit, Inc	275
18,185	e	Gecina S.A.	1,524
2,057,420		General Growth Properties, Inc	30,902
69,900	*	General Shopping Brasil S.A.	425
106,536		Getty Realty Corp	1,486
40,018		Gladstone Commercial Corp	702
460,657		Glimcher Realty Trust	4,238
336,729	*	Global Logistic Properties	455
267	e	Global One Real Estate Investment Corp	1,735
9,586,000	*	Global-Estate Resorts, Inc	465

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,340	*	Globe Trade Centre S.A.	$205
1,414,000	*,e	Glorious Property Holdings Ltd	247
49,721	f	Gold Wheaton Gold Corp (GDR) (purchased 05/31/11, cost $367)	167
34,280		Goldcrest Co Ltd	546
1,030,826	e	Goodman Property Trust	798
127,745		Government Properties Income Trust	2,881
1,570,379		GPT Group (ASE)	4,922
626,795	e	Grainger plc	1,042
865,011		Great Eagle Holdings Ltd	1,694
584,328		Great Portland Estates plc	2,930
998,000		Greentown China Holdings Ltd	431
2,556,650	e	Growthpoint Properties Ltd	5,875
29,911	*	GSW Immobilien AG.	867
8,476,400	e	Guangzhou Investment Co Ltd	1,217
4,307,536	e	Guangzhou R&F Properties Co Ltd	3,390
1,209,000		GZI Real Estate Investment Trust	533
79,103		H&R Real Estate Investment Trust	1,806
42,939		Hamborner AG.	356
701,107		Hammerson plc	3,915
140,622	e	Hang Lung Group Ltd	770
4,091,071		Hang Lung Properties Ltd	11,613
81		Hankyu Reit, Inc	343
333,937		Hatteras Financial Corp	8,806
1,151,993		HCP, Inc	47,727
480,262		Health Care REIT, Inc	26,189
344,852		Healthcare Realty Trust, Inc	6,411
418,500		Heiwa Real Estate Co Ltd	831
124,877		Helical Bar plc	361
14,816		Heliopolis Housing	27
2,304,098	e	Henderson Land Development Co Ltd	11,414
622,657		Hersha Hospitality Trust	3,039
453,000		Highwealth Construction Corp	650
324,483		Highwoods Properties, Inc	9,627
1,192,000		HKR International Ltd	372
376,000	e	Ho Bee Investment Ltd	297
229,214		Home Properties, Inc	13,196
481,000	*	Hong Fok Corp Ltd	150
290,000		Hongkong Land Holdings Ltd	1,314
598,887		Hopewell Holdings	1,530
1,246,000	e	Hopson Development Holdings Ltd	644
780,575		Hospitality Properties Trust	17,938
2,327,997		Host Marriott Corp	34,385
419,243	*	Housing Development & Infrastruture Ltd	420
58,447	*	Howard Hughes Corp	2,582
120,976		HRPT Properties Trust	2,013
525,815		Huaku Development Co Ltd	1,063
154,000		Huang Hsiang Construction Co	233
84,960		Hudson Pacific Properties	1,203
291,215		Hufvudstaden AB (Series A)	2,960
83,200	e	Hulic Co Ltd	969
299,000	*	Hung Ching Development Co	111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

565,362		Hung Poo Real Estate Development Corp	$373
952,000		Hung Sheng Construction Co Ltd	418
199,037		Hyprop Investments Ltd	1,313
449,976		Hysan Development Co Ltd	1,473
57,010	e	Icade	4,467
1,603,532		IGB Corp BHD	1,244
78,500		Iguatemi Empresa de Shopping Centers S.A.	1,459
20,000	e	Iida Home Max	149
1,452,000		IJM Land BHD	1,054
374,491		Immobiliare Grande Distribuzione	358
909,686	e	IMMOFINANZ Immobilien Anlagen AG.	2,726
478,038		Indiabulls Real Estate Ltd	421
286		Industrial & Infrastructure Fund Investment Corp	1,408
122,941		Industrial Buildings Corp	191
5,302,183		ING Office Fund	3,242
402,231		Inland Real Estate Corp	3,061
138,000		InnVest Real Estate Investment Trust	559
1,845		Intershop Holdings	629
9,356		Intervest Offices	219
440,196		Invesco Mortgage Capital, Inc	6,185
353,178		Investors Real Estate Trust	2,576
1,100,963		Is Gayrimenkul Yatirim Ortakligi AS	581
376,543	*,e	iStar Financial, Inc	1,992
181,317	*,e	IVG Immobilien AG.	492
85,506	*	IVR Prime Urban Developers Ltd	35
686	e	Japan Excellent, Inc	2,692
266	e	Japan Logistics Fund Inc	2,303
1,624		Japan Prime Realty Investment Corp	3,816
263	e	Japan Real Estate Investment Corp	2,048
1,565	e	Japan Rental Housing Investments, Inc	697
6,081		Japan Retail Fund Investment Corp	8,995
52,000		Jereissati Participacoes S.A.	39
75,354		Jerusalem Economy Ltd	471
289,700		JHSF Participacoes S.A.	851
1,619,450		Jiangsu Future Land Co Ltd	810
1,015		Joint Reit Investment Corp	3,866
134,479		Jones Lang LaSalle, Inc	8,238
5,024	*	JW Construction Holding S.A.	8
1,385,282	e	K Wah International Holdings Ltd	350
3,020,000	*,e	Kaisa Group Holdings Ltd	520
228,480		KEE TAI Properties Co Ltd	94
1,566		Kenedix Realty Investment Corp	4,540
29,392	*,e	Kenedix, Inc	3,814
92,984	e	Kennedy-Wilson Holdings, Inc	984
5,481,546	e	Keppel Land Ltd	9,370
3,270,140		Kerry Properties Ltd	10,806
58,900	e	Killam Properties, Inc	669
241,309		Kilroy Realty Corp	9,187
1,430,231		Kimco Realty Corp	23,227
109,000		Kindom Construction Co	52
453,600		King’s Town Construction Co Ltd	269
325,364		Kite Realty Group Trust	1,467

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,011,059	e	Kiwi Income Property Trust	$794
4,577,478		KLCC Property Holdings BHD	4,546
102,721	e	Klepierre	2,919
322,954		Klovern AB	1,213
3,125,130		Kowloon Development Co Ltd	2,730
1,245,799	e	K-REIT Asia	798
106,800		KrisAssets Holdings BHD	211
203,954		Kungsleden AB	1,360
470,000	*	Kuoyang Construction Co Ltd	166
21,806,000	e	KWG Property Holding Ltd	7,325
37,423,000		Lai Fung Holdings Ltd	822
11,088,250	*	Lai Sun Development	148
1,786,080		Land Securities Group plc	17,616
424,273	e	LaSalle Hotel Properties	10,272
39,110	*	LC Corp S.A.	10
2,575		Leasinvest Real Estate SCA	217
379,830		Lend Lease Corp Ltd	2,781
186,011	*,e	Leopalace21 Corp	364
581,920		Lexington Corporate Properties Trust	4,359
495,886		Liberty International plc	2,403
192,272		Liberty Property Trust	5,937
4,245,711	e	Link Real Estate Investment Trust	15,614
3,380,000		Lippo-Mapletree Indonesia Retail Trust	913
220,000		Liu Chong Hing Investment	219
650,727		London & Stamford Property plc	1,092
584,000		Long Bon International Co Ltd	205
2,111,000	e	Longfor Properties Co Ltd	2,379
2,578,600		LPN Development PCL	1,044
121,600		LPN Development PCL (ADR)	49
63,700		LPS Brasil Consultoria de Imoveis S.A.	888
151,913		LTC Properties, Inc	4,688
392,018		Macerich Co	19,836
145,311		Mack-Cali Realty Corp	3,878
825,682		Macquarie CountryWide Trust	2,701
3,623,332	e	Macquarie Goodman Group	2,107
1,694,590		Macquarie MEAG Prime REIT	738
655,484	e	Macquarie Office Trust	2,347
259,727	*	Maguire Properties, Inc	517
1,037,000		Mah Sing Group BHD	686
35,779	*,e,m	Mapeley Ltd	113
2,070,000		Mapletree Commercial Trust	1,357
2,614,360		Mapletree Industrial Trust	2,166
1,846,523	e	Mapletree Logistics Trust	1,202
449,153		Medical Properties Trust, Inc	4,433
13,590	*	Medinet Nasr Housing	25
15,955,000	f	Megaworld Corp (purchased 12/09/10, cost $801)	620
15,693		Melisron Ltd	252
42,916	e	Mercialys S.A	1,382
312,929		Metric Property Investments plc	413
1,674,439		MFA Mortgage Investments, Inc	11,252
401	e	MID Reit, Inc	948
184,843		Mid-America Apartment Communities, Inc	11,562

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,792,929	e	Midland Holdings Ltd	$930
2,658,000		Minmetals Land Ltd	256
1,687,020		Mirvac Group	2,033
308,291	e	Mission West Properties, Inc	2,781
1,271,837		Mitsubishi Estate Co Ltd	18,965
1,665,322		Mitsui Fudosan Co Ltd	24,282
7,956		Mobimo Holding AG.	1,760
136,317		Monmouth Real Estate Investment Corp (Class A)	1,247
38,521		Morguard Real Estate Investment Trust	605
1,853		Mori Hills REIT Investment Corp	6,051
946	e	Mori Trust Sogo Reit, Inc	7,716
111,896		Multiplan Empreendimentos Imobiliarios S.A.	2,296
383,600		Naim Holdings BHD	198
98,169		National Health Investors, Inc	4,317
472,825		National Retail Properties, Inc	12,473
1,718,000	*	Neo-China Land Group Holdings Ltd	309
4,856,666	e	New World China Land Ltd	966
24,346,759	e	New World Development Ltd	19,549
438,126	e	Newcastle Investment Corp	2,037
72,762		Nieuwe Steen Investments NV	888
248		Nippon Accommodations Fund, Inc	1,666
128	e	Nippon Building Fund, Inc	1,048
61,385	*	Nitsba Holdings 1995 Ltd	492
165,429	e	Nomura Real Estate Holdings, Inc	2,455
572		Nomura Real Estate Office Fund, Inc	2,936
365		Nomura Real Estate Residential Fund, Inc	1,571
33,869		Northern Property Real Estate Investment Trust	988
376,948		NorthStar Realty Finance Corp	1,798
535,190	e	Norwegian Property ASA	657
172,635		NRDC Acquisition Corp	2,044
1,234		NTT Urban Development Corp	839
397,255		Omega Healthcare Investors, Inc	7,687
60,744	e	One Liberty Properties, Inc	1,002
411		Orix JREIT, Inc	1,690
499,000		Oxley Holdings Ltd	135
1,228,000	*	Pacific Century Premium Developments Ltd	177
825,654	*	Palm Hills Developments SAE	150
140,920		Paramount Corp BHD	68
514,000		Parkway Life Real Estate Investment Trust	709
146,086	e	Parkway Properties, Inc	1,440
864,415		Parque Arauco S.A	1,408
358,802	*	Parsvnath Developers Ltd	294
67,519	*	Patrizia Immobilien AG.	299
369,637		PAZ Corp S.A.	144
244,183		Pebblebrook Hotel Trust	4,683
226,898		Pennsylvania Real Estate Investment Trust	2,369
107,134		Pennymac Mortgage Investment Trust	1,781
1,114,000	*,e	Perennial China Retail Trust	408
441,195		Phoenix Mills Ltd	1,382
282,790	e	Piedmont Office Realty Trust, Inc	4,819
815,080	*,e	Pirelli & C Real Estate S.p.A.	86
376,929		Plum Creek Timber Co, Inc	13,781

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,102,000	e	Poly Hong Kong Investment Ltd	$1,340
7,091,160		Polytec Asset Holdings Ltd	737
219,916		Post Properties, Inc	9,615
391,798		Potlatch Corp	12,189
952,000		Powerlong Real Estate Holdings Ltd	127
540		Premier Investment Co	1,748
1,331,880		Prestige Estates Projects Ltd	1,786
2,257,100		Preuksa Real Estate PCL (Foreign)	828
46,316		Primaris Retail Real Estate Investment Trust	937
133,366		Primary Health Properties plc	660
48,165	*	Prime Office REIT-AG.	271
588,600		Prince Housing & Development Corp	314
3,637		Property & Building Corp	141
2,665,000		Prosperity REIT	514
125,058		PS Business Parks, Inc	6,932
82,239		PSP Swiss Property AG.	6,875
8,067,500	*	PT Agung Podomoro Land Tbk	311
26,872,500		PT Alam Sutera Realty Tbk	1,361
61,632,500	*	PT Bakrieland Development Tbk	807
10,609,000		PT Ciputra Development Tbk	631
4,321,000		PT Ciputra Property Tbk	233
9,451,500	*	PT Intiland Development Tbk	265
38,932,500	*	PT Kawasan Industri Jababeka Tbk	814
32,236,313		PT Lippo Karawaci Tbk	2,344
4,218,000	*	PT Pakuwon Jati Tbk	349
26,270,500	*	PT Sentul City Tbk	765
5,394,500		PT Summarecon Agung Tbk	737
580,523		Public Storage, Inc	78,057
2,003,815	f	Puravankara Projects Ltd (purchased 01/21/08, cost $7,383)	2,112
10,359,600		Quality House PCL	488
758,306	*	Quintain Estates & Development plc	445
265,022		Radium Life Tech Co Ltd	185
157,734	e	RAIT Investment Trust	749
224,406		Ramco-Gershenson Properties	2,206
1,005,315		Raven Russia Ltd	813
1,175,594		Rayonier, Inc	52,467
91,859	*	Realia Business S.A.	130
214,935		Realty Income Corp	7,514
3,064,590		Redefine Income Fund Ltd	2,810
340,580		Redwood Trust, Inc	3,467
29,909,000	e	Regal Real Estate Investment Trust	6,884
317,219		Regency Centers Corp	11,934
13,100	e	Relo Holdings, Inc	327
17,832,500	e	Renhe Commercial Holdings Co Ltd	2,035
362,569		Resilient Property Income Fund Ltd	1,556
264,266	e	Resource Capital Corp	1,483
1,784,000		Richfield Group Holdings Ltd	86
459,039		RioCan Real Estate Investment Trust	11,909
101,934		RLJ Lodging Trust	1,716
2,943,300		Robinsons Land Corp	760
566,973		Ruentex Development Co Ltd	606
2,611,288		S.A. Corporate Real Estate Fund	1,119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,268,000		Sabana Shari’ah Compliant Industrial REIT	$855
224,371		Sabra Healthcare REIT, Inc	2,713
38,790		Sankei Building Co Ltd	149
9,921,932		Sansiri PCL	383
44,676		Saul Centers, Inc	1,582
260,506	e	Savills plc	1,326
243,970		SC Global Developments Ltd	186
784,846		Segro plc	2,541
805,361		Senior Housing Properties Trust	18,072
603,287		Shaftesbury plc	4,376
542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	338
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	59
21,738,000	e	Shanghai Real Estate Ltd	963
650,000	*	Shanghai Zendai Property Ltd	10
4,328,000		Shenzhen Investment Ltd	773
6,122,500	e	Shimao Property Holdings Ltd	5,205
693,450	*	Shining Building Business Co Ltd	512
42,200	e	Shoei Co Ltd	176
7,338,305	e	Shui On Land Ltd	2,222
2,750,000		Silver Grant International	576
1,617,216		Simon Property Group, Inc	208,523
214,000		Singapore Land Ltd	920
1,343,984	e	Sino Land Co	1,910
2,132,000	*	Sinolink Worldwide Holdings Ltd	159
13,492,326	e	Sino-Ocean Land Holdings Ltd	6,225
1,694,394		Sinpas Gayrimenkul Yatirim Ortakligi AS	884
677,800		Sinyi Realty Co	834
66,083		Six of October Development & Investment	88
462,089		SL Green Realty Corp	30,794
2,464,662		SM Development Corp	383
6,889,352		SM Prime Holdings	2,090
934,544		Sobha Developers Ltd	3,360
13,642	e	Societe de la Tour Eiffel	677
14,383	e	Societe Immobiliere de Location pour l’Industrie et le Commerce	1,391
5,945,500	e	Soho China Ltd	3,947
28,700		Sonae Sierra Brasil S.A.	369
537,531	*,e	Songbird Estates plc	960
98,000	e	Soundwill Holdings Ltd	109
123,238		Sovran Self Storage, Inc	5,259
1,251,675		SP Setia BHD	1,521
109,867	*	Sparkassen Immobilien AG.	640
3,114,929		SPG Land Holdings Ltd	516
565,510		Sponda Oyj	2,280
312,730		ST Modwen Properties plc	550
110,345	*,e	St. Joe Co	1,618
60,527		STAG Industrial, Inc	694
600,222		Starwood Property Trust, Inc	11,110
4,067,734		Stockland Trust Group	13,288
914,220	*	Strategic Hotels & Resorts, Inc	4,909

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,870		Sumitomo Real Estate Sales Co Ltd	$927
338,362		Sumitomo Realty & Development Co Ltd	5,912
107,243		Summit Hotel Properties, Inc	1,012
89,299		Sun Communities, Inc	3,262
2,742,047		Sun Hung Kai Properties Ltd	34,266
1,321,000	*	Sunac China Holdings Ltd	273
2,610,000		Sunlight Real Estate Investment Trust	745
626,036	*	Sunstone Hotel Investors, Inc	5,102
3,034,000		Suntec Real Estate Investment Trust	2,517
1,704,952		Sunteck Realty Ltd	9,696
791,794	*	Sunway BHD	637
1,731,100		Sunway Real Estate Investment	683
4,637,700		Supalai PCL	2,099
952,114	e	Swire Pacific Ltd (Class A)	11,472
88,211		Swiss Prime Site AG.	6,621
116,139		Sycom Property Fund	344
1,256,600		TA Global BHD	115
72,555		TAG Tegernsee Immobilien und Beteiligungs AG.	578
391,741	*	Taiwan Land Development Corp	149
1,150,573	*	Talaat Moustafa Group	568
21,181,700		Tanayong PCL	470
440,014		Tanger Factory Outlet Centers, Inc	12,901
357,486		Taubman Centers, Inc	22,200
120,176		Technopolis plc	520
55,143	*	Tejon Ranch Co	1,350
57,922	e	Terreno Realty Corp	877
745,000	e	Thomas Properties Group, Inc	2,481
1,316,800		Ticon Industrial Connection PCL	454
106,800		TOC Co Ltd	484
28,400		Toho Real Estate Co Ltd	146
1,368,982	e	Tokyo Tatemono Co Ltd	4,125
2,062,329		Tokyu Land Corp	7,782
68,600		Tokyu Livable, Inc	526
296		Tokyu REIT, Inc	1,486
190,000		Tomson Group Ltd	45
800		Top REIT Inc	3,583
218,242		Torunlar Gayrimenkul Yatirim Ortakligi AS	456
12,431	e	Tosei Corp	3,173
675,730		Two Harbors Investment Corp	6,244
435,485		UDR, Inc	10,931
887,430	*	UEM Land Holdings BHD	676
45,876		UMH Properties, Inc	427
134,850		Unibail	24,135
389,132	e	Unite Group plc	1,012
7,639,635	*	Unitech Corporate Parks plc	3,070
21,848,467		Unitech Ltd	7,951
1,126,637		United Overseas Land Ltd	3,470
8,444	e	United Urban Investment Corp	9,608
44,809		Universal Health Realty Income Trust	1,748
569,900	*	UOA Development BHD	246
88,414	e	Urstadt Biddle Properties, Inc (Class A)	1,599
25,284		Vastned Retail NV	1,129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,279,287		Ventas, Inc	$70,527
7,557,000		Vista Land & Lifescapes, Inc	490
662,567		Vornado Realty Trust	50,925
182,555		Vukile Property Fund Ltd	331
117,890		Wallenstam Byggnads AB (B Shares)	1,085
22,047		Warehouses De Pauw SCA	1,057
261,905	e	Washington Real Estate Investment Trust	7,163
200,918	e	Weingarten Realty Investors	4,384
2,817		Wereldhave Belgium NV	244
31,474		Wereldhave NV	2,083
6,706,623		Westfield Group	53,508
5,912,313		Westfield Retail Trust	15,068
2,539,646		Weyerhaeuser Co	47,415
10,972,413		Wharf Holdings Ltd	49,459
981,763		Wheelock & Co Ltd	2,428
374,097		Wheelock Properties S Ltd	436
27,832		Whitestone REIT	331
85,638		Wihlborgs Fastigheter AB	1,130
720,267		Wing Tai Holdings Ltd	524
113,712	e	Winthrop Realty Trust	1,156
249,569		Workspace Group plc	875
3,203,000	e	Yanlord Land Group Ltd	2,353
1,197,000	*	Ying Li International Real Estate Ltd	234
150,759		YNH Property BHD	86
1,133,600	*	YTL Land & Development BHD	375
538,000		Yuzhou Properties Co	136
4,880,800	*	Zhong An Real Estate Ltd	666
550,000	*	Zhuguang Holdings Group Co Ltd	62
56,590	*	Zueblin Immobilien Holding AG.	144

		TOTAL REAL ESTATE	2,908,506

RETAILING - 3.5%
164,729	*,e	1-800-FLOWERS.COM, Inc (Class A)	362
206,267	*	99 Cents Only Stores	4,528
441,513		Aaron’s, Inc	11,780
19,001	e	ABC-Mart, Inc	722
1,514,699	e	Abercrombie & Fitch Co (Class A)	73,978
403,469		Advance Auto Parts, Inc	28,094
398,654	*,e	Aeropostale, Inc	6,079
46,300	e	Alpen Co Ltd	814
1,537,509	*	Amazon.com, Inc	266,144
325,047		American Eagle Outfitters, Inc	4,970
34,640	*,e	America’s Car-Mart, Inc	1,357
281,074	*	Ann Taylor Stores Corp	6,965
46,600		AOKI Holdings, Inc	759
72,341		Aoyama Trading Co Ltd	1,353
85,284		ARB Corp Ltd	675
35,800		Arc Land Sakamoto Co Ltd	667
17,200	e	Asahi Co Ltd	368
112,135	*	Asbury Automotive Group, Inc	2,418
26,400	e	ASKUL Corp	375
487,650	*,e	ASOS plc	9,357

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

122,334	*	Audiovox Corp (Class A)	$1,034
274,000		Aurora Corp	422
71,378		Autobacs Seven Co Ltd	3,264
202,470		Automotive Holdings Group	359
113,841	*,e	Autonation, Inc	4,197
184,157	*,e	Autozone, Inc	59,846
90,900		B2W Companhia Global Do Varejo	439
113,214	*,e	Barnes & Noble, Inc	1,639
50,661		BasicNet S.p.A	139
142,038		Bebe Stores, Inc	1,183
2,071,080	*,e	Bed Bath & Beyond, Inc	120,061
6,511,600	e	Belle International Holdings Ltd	11,312
31,300		Belluna Co Ltd	231
1,396,885	e	Best Buy Co, Inc	32,645
66,000	*	Best Denki Co Ltd	160
37,962		Beter BED Holding NV	687
804	e	BIC CAMERA, Inc	447
120,546	e	Big 5 Sporting Goods Corp	1,259
231,136	*	Big Lots, Inc	8,728
58,875	e	Bilia AB (A Shares)	825
54,656	*,e	Blue Nile, Inc	2,234
95,171	*,e	Body Central Corp	2,375
4,328,000	e	Bonjour Holdings Ltd	661
64,162	e	Bon-Ton Stores, Inc	216
1,287,000	e	Boshiwa International Holding	289
4,465	*	Boyner Buyuk Magazacilik	5
173,652	e	Brown Shoe Co, Inc	1,546
109,944	e	Buckle, Inc	4,493
58,467	*,e	Build-A-Bear Workshop, Inc	495
46,241		Byggmax Group AB	178
193,658	*,e	Cabela’s, Inc	4,923
122,068		Canadian Tire Corp Ltd	7,896
170,300		Canon Marketing Japan, Inc	1,984
380,963	*,e	Carmax, Inc	11,612
42,504	e	Carpetright plc	317
10,585		Cashbuild Ltd	155
197,240	*,e	Casual Male Retail Group, Inc	675
110,101	e	Cato Corp (Class A)	2,664
71,294	*	CDON Group AB	390
50,701	e	CFAO S.A.	1,715
18,310		Charles Voegele Holding AG.	357
478,204	*	Charming Shoppes, Inc	2,343
743,263		Chico’s FAS, Inc	8,280
245,381	*,e	Children’s Place Retail Stores, Inc	13,035
1,249,000	*,e	China ZhengTong Auto Services Holdings Ltd	1,220
33,400		Chiyoda Co Ltd	592
810,000	e	Chow Sang Sang Holding	1,815
147,531		Christopher & Banks Corp	345
203,700		Cia Hering	3,545
71,174	*	Citi Trends, Inc	625
3,813		CJ O Shopping Co Ltd	854

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,700	e	Clas Ohlson AB (B Shares)	$581
748,634		Clicks Group Ltd	4,287
312,554	*,e	Coldwater Creek, Inc	369
286,402	*,e	Collective Brands, Inc	4,116
76,619	*,e	Conn’s, Inc	850
56,360	e	Core-Mark Holding Co, Inc	2,232
75,960	*,e	Cost Plus, Inc	741
910,000		Dah Chong Hong Holdings Ltd	1,068
214,850	*,e	Daiei, Inc	774
2,710,605	e	David Jones Ltd	6,552
283,400	e	DCM Japan Holdings Co Ltd	2,229
3,030,946	e	Debenhams plc	2,751
37,103		Delek Automotive Systems Ltd	225
16,421		Delticom AG.	1,415
45,422	e	Destination Maternity Corp	759
420,838		Dick’s Sporting Goods, Inc	15,521
14,502,500		Dickson Concepts International Ltd	7,529
30,350		D’ieteren S.A.	1,336
50,098	e	Dillard’s, Inc (Class A)	2,248
70,073	*	Dogus Otomotiv Servis ve Ticaret AS	109
303,655	*	Dollar General Corp	12,492
481,676	*	Dollar Tree, Inc	40,032
121,604		Dollarama, Inc	5,312
61,500	e	Don Quijote Co Ltd	2,112
11,300		Doshisha Co Ltd	326
29,936	e	Douglas Holding AG.	1,076
4,997,135	*,e	DSG International plc	761
286,846	e	DSW, Inc (Class A)	12,681
26,965	*	Dufry Group	2,475
137,474	e	Dunelm Group plc	919
95,483	e	EDION Corp	776
102,900		El Puerto de Liverpool SAB de C.V.	738
326,000		E-LIFE MALL Corp	580
4,030,000		Emperor Watch & Jewellery Ltd	500
431,675		Empresas Hites S.A.	268
483,091		Empresas La Polar S.A.	270
1,678,168	e	Esprit Holdings Ltd	2,160
3,912	*	Etam Developpement S.A.	53
524,342	e	Expedia, Inc	15,216
313,061	*	Express Parent LLC	6,242
356,384		Family Dollar Stores, Inc	20,549
1,676,288		Far Eastern Department Stores Co Ltd	1,974
76,689		Fast Retailing Co Ltd	13,950
265,621	e	Finish Line, Inc (Class A)	5,123
2,257,905		Foot Locker, Inc	53,828
296,631		Foschini Ltd	3,851
54,239	*	Fourlis Holdings S.A.	100
31,900	*,e	Francesca’s Holdings Corp	552
184,429	e	Fred’s, Inc (Class A)	2,689
24,400	e	Fuji Co Ltd	571
3,258,163	e	Game Group plc	379
2,051,017	*,e	GameStop Corp (Class A)	49,491

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

577,072	e	Gap, Inc	$10,705
110,436	*	Genesco, Inc	6,818
873,842	e	Genuine Parts Co	53,478
760	e	Geo Corp	787
4,518,000		Giordano International Ltd	3,264
107,478	*	GNC Holdings, Inc	3,111
1,148,000	e	Golden Eagle Retail Group Ltd	2,420
464,000		Goldlion Holdings Ltd	176
21,600		Golf & Co Ltd	78
14,855,408	e	GOME Electrical Appliances Holdings Ltd	3,417
22,926	*,e	Gordmans Stores, Inc	288
111,467	e	Group 1 Automotive, Inc	5,774
60,500	*,e	Groupon, Inc	1,248
172,870	e	Grupo Elektra S.A. de C.V.	17,166
316,500	*,e	Grupo Famsa SAB de C.V.	276
3,788		GS Home Shopping, Inc	382
110,539		Guess?, Inc	3,296
17,480		Gulliver International Co Ltd	716
1,048		GwangjuShinsegae Co Ltd	156
93,500		Hai-O Enterprise BHD	56
279,278		Halfords Group plc	1,254
124,825	e	Hankyu Department Stores, Inc	949
460,639	e	Harvey Norman Holdings Ltd	860
80,526	e	Haverty Furniture Cos, Inc	884
46,859	*	Hellenic Duty Free Shops S.A.	468
13,408,000	e	Hengdeli Holdings Ltd	4,364
1,029,301	e	Hennes & Mauritz AB (B Shares)	33,020
72,757	*,e	HHgregg, Inc	1,051
109,236	*	Hibbett Sports, Inc	4,935
27,401	e	Hikari Tsushin, Inc	681
5,805,020	e	Home Depot, Inc	244,044
4,737,123		Home Product Center PCL	1,650
1,118,603		Home Retail Group	1,442
18,504	*,e	HomeAway, Inc	430
20,620	e	Honeys Co Ltd	302
152,818		Hot Topic, Inc	1,010
601,000		Hotai Motor Co Ltd	2,886
155,432		HSN, Inc	5,636
30,930		Hyundai Department Store Co Ltd	4,384
39,640		Hyundai H&S Co Ltd	556
8,582		Hyundai Home Shopping Network Corp	993
477,648		Imperial Holdings Ltd	7,308
1,031,849	e	Inchcape plc	4,695
336,883		Inditex S.A.	27,501
14,492	*	Interpark Corp	84
1,660,500	e	Intime Department Store Group Co Ltd	1,695
285,087		Isetan Mitsukoshi Holdings Ltd	2,978
578,000	e	IT Ltd	317
74,800		Izumi Co Ltd	1,236
375,527		J Front Retailing Co Ltd	1,810
198,687		Jardine Cycle & Carriage Ltd	7,372
132,204	e	JB Hi-Fi Ltd	1,524

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

821,646	e	JC Penney Co, Inc	$28,881
351,715		JD Group Ltd	2,112
73,714		John Menzies plc	607
110,250	*,e	JOS A Bank Clothiers, Inc	5,376
55,000	e	Joshin Denki Co Ltd	604
204,052		JUMBO S.A.	1,001
253,486	*,e	KappAhl Holding AB	220
66,187	e	Keiyo Co Ltd	410
733,322	e	Kesa Electricals plc	768
5,501,607	e	Kingfisher plc	21,379
76,502	*	Kirkland’s, Inc	1,017
912,943		Kohl’s Corp	45,054
27,400	e	Kohnan Shoji Co Ltd	449
26,200	e	Kojima Co Ltd	171
47,900		Komeri Co Ltd	1,473
77,403	e	K’s Holdings Corp	3,063
1,270,500	e	L’ Occitane International S.A.	2,548
13,195		LES Enphants Co Ltd	13
283,894		Lewis Group Ltd	2,818
16,784,777	e	Li & Fung Ltd	30,927
1,859,362	*	Liberty Media Holding Corp (Interactive A)	30,151
164,002		Lifestyle International Holdings Ltd	361
1,637,748	e	Limited Brands, Inc	66,083
83,285	e	Lithia Motors, Inc (Class A)	1,821
395,807	*	LKQ Corp	11,906
426,914		Lojas Americanas S.A.	3,273
168,249		Lojas Renner S.A.	4,367
637,409		Lookers plc	502
29,790		Lotte Midopa Co Ltd	415
15,866		Lotte Shopping Co Ltd	4,683
6,136,721		Lowe’s Companies, Inc	155,751
561,000	e	Luk Fook Holdings International Ltd	1,945
90,880	*,e	Lumber Liquidators, Inc	1,605
3,697,748		Macy’s, Inc	118,993
157,700	*	Magazine Luiza S.A.	807
87,520	*,e	MarineMax, Inc	571
1,308,451	e	Marks & Spencer Group plc	6,320
1,109,597		Marui Co Ltd	8,626
37,800	*,e	Matsuya Co Ltd	214
72,728	*,e	Mattress Firm Holding Corp	1,687
39,700		Megane TOP Co Ltd	456
48,633		Mekonomen AB	1,587
233,027		Men’s Wearhouse, Inc	7,552
1,124,004		Mercuries & Associates Ltd	1,067
607,200		Metro Holdings Ltd	307
877,157	*,e	MFI Furniture plc	1,368
482	*,e	Midas, Inc	4
44,325		Mobilezone Holding AG.	448
119,405	e	Monro Muffler, Inc	4,632
104,217	e	Mothercare plc	269
561,852		Mr Price Group Ltd	5,549
4,495,754	e	Myer Holdings Ltd	8,875

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

217,333	e	N Brown Group plc	$784
13,000		Nafco Co Ltd	222
341,000		National Petroleum Co Ltd	349
52,771	*	NET Holding AS.	44
143,364	*,e	NetFlix, Inc	9,934
2,583,094	e	New Carphone Warehouse plc	12,383
1,033,000	e	New World Department Store China Ltd	588
91,931	*,e	New York & Co, Inc	245
344,545	e	Next plc	14,617
24,143		NFI Empik Media & Fasion S.A.	56
94,000		Nice Holdings, Inc	197
77,100	e	Nishimatsuya Chain Co Ltd	595
93,100	e	Nissen Holdings Co Ltd	415
27,327		Nitori Co Ltd	2,562
676,697	e	Nordstrom, Inc	33,639
107,612	e	Nutri/System, Inc	1,391
4,412,365	*,e	Ocado Ltd	3,720
1,119,501	*	Office Depot, Inc	2,407
1,401,024	*,e	OfficeMax, Inc	6,361
137,289	*,e	Orbitz Worldwide, Inc	516
2,868	*	Orchard Supply Hardware Stores Corp	10
715,092	*,e	O’Reilly Automotive, Inc	57,172
1,430,000	e	Oriental Watch Holdings	652
24,371		OrotonGroup Ltd	189
331,000		OSIM International Ltd	295
12,100		Otsuka Kagu Ltd	99
53,142	*,e	Overstock.com, Inc	417
2,402,610		Pacific Brands Ltd	1,351
259,136	*,e	Pacific Sunwear Of California, Inc	443
5,950		Pal Co Ltd	230
70,350		Paltac Corp	900
2,020,403		Pantaloon Retail India Ltd	4,889
61,782		Parco Co Ltd	470
36,800		Paris Miki, Inc	300
555,660		Parkson Holdings BHD	991
1,965,000	e	Parkson Retail Group Ltd	2,407
4,488,000	e	PCD Stores Ltd	616
1,765,064	*	Pendragon plc	208
200,163	e	Penske Auto Group, Inc	3,853
253,212	e	PEP Boys - Manny Moe & Jack	2,785
81,567	e	PetMed Express, Inc	847
893,249		Petsmart, Inc	45,815
526,636	*,e	Pier 1 Imports, Inc	7,336
21,970		Point, Inc	932
2,118,000	*,e	Pou Sheng International Holdings Ltd	267
60,370	e	PPR	8,617
80,287	e	Praktiker Bau- und Heimwerkermaerkte AG.	142
109,213		Premier Investments Ltd	531
189,054	*	Priceline.com, Inc	88,423
541,669	*	Prraneta Industries Ltd	7
614,500		PT ACE Hardware Indonesia Tbk	278
485,000	*	PT Indomobil Sukses Internasional Tbk	684

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

459,500		PT Mitra Adiperkasa Tbk	$261
2,628,000		PT Ramayana Lestari Sentosa Tbk	209
385,882	e	RadioShack Corp	3,747
13,407	e	Rakuten, Inc	14,424
85,937		Reitmans Canada Ltd	1,250
26,076		Reject Shop Ltd	274
283,733		Rent-A-Center, Inc	10,498
694,400		Robinson Department Store PCL	933
203,200		Robinson Department Store PCL (ADR)	273
171,722		RONA, Inc	1,642
1,696,586		Ross Stores, Inc	80,639
60,339	*,e	Rue21, Inc	1,303
54,600		Ryohin Keikaku Co Ltd	2,666
1,352,000	e	SA SA International Holdings Ltd	745
542,120		SACI Falabella	4,216
507,364	*,e	Saks, Inc	4,947
881,519	*,e	Sally Beauty Holdings, Inc	18,626
66,900		Sanrio Co Ltd	3,431
63,498	*,e	Sears Holdings Corp	2,018
305,194	*	Select Comfort Corp	6,620
72,400	e	Senshukai Co Ltd	486
25,250	*	Seobu Truck Terminal Co Ltd	534
108,500		Shimachu Co Ltd	2,485
36,345		Shimamura Co Ltd	3,714
16,600	e	Shimojima Co Ltd	208
10,337		Shinsegae Co Ltd	2,201
1,071	*	Shinsegae International Co Ltd	106
1,972,000		Shirble Department Stores	205
42,697	*,e	Shoe Carnival, Inc	1,097
21,660		Shopper’s Stop Ltd	107
119,723	*,e	Shutterfly, Inc	2,725
655,000		Sichuan Xinhua Winshare Chainstore Co Ltd	265
453,886		Signet Jewelers Ltd	19,953
577,000	e	Silver base Group Holdings Ltd	467
204,100	e	Sonic Automotive, Inc (Class A)	3,023
17,994	*	Sourceforge, Inc	307
4,224,000		Sparkle Roll Group Ltd	406
417,190	*	Sports Direct International plc	1,381
167,483		Stage Stores, Inc	2,326
4,482,179		Staples, Inc	62,257
65,900	e	Start Today Co Ltd	1,546
403,753		Statoil Fuel & Retail ASA	3,003
143,058	*	Stein Mart, Inc	974
41,674	e	Stockmann Oyj Abp (B Share)	645
282,750		Super Cheap Auto Group Ltd	1,534
484,551	*	Super Group Ltd	645
35,840	*,e	SuperGroup plc	282
50,539	*,e	Systemax, Inc	829
1,367,795		Takashimaya Co Ltd	9,852
36,569		Takihyo Co Ltd	197
48,219	e	Takkt AG.	531
316,878	*,e	Talbots, Inc	843

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,160,304	e	Target Corp	$315,530
27,900	*,e	Teavana Holdings, Inc	524
181		Telepark Corp	336
7,534,605		Test-Rite International Co	5,171
659,753		Tiffany & Co	43,715
2,022,296	e	TJX Companies, Inc	130,540
19,706	*	Tom Tailor Holding AG.	314
499,870		Tractor Supply Co	35,066
1,143		Trent Ltd	18
522,532	*,e	TripAdvisor, Inc	13,173
616,750		Truworths International Ltd	5,635
270,000		Tsann Kuen Enterprise Co Ltd	575
175,603		Tsutsumi Jewelry Co Ltd	4,160
179,835	*,e	Tuesday Morning Corp	620
236,713	*	Ulta Salon Cosmetics & Fragrance, Inc	15,367
514,099		United Arrows Ltd	9,911
557,227	*	Urban Outfitters, Inc	15,357
54,490	*,e	US Auto Parts Network, Inc	238
70,255		USS Co Ltd	6,350
3,749		Valora Holding AG.	783
164,367	*,e	Valuevision International, Inc (Class A)	309
106,394	*	Vitamin Shoppe, Inc	4,243
158,765	e	Warehouse Group Ltd	371
85,840	*,e	West Marine, Inc	998
490,853	*	Wet Seal, Inc (Class A)	1,600
406,188	e	WH Smith plc	3,347
287,310	e	Williams-Sonoma, Inc	11,061
8,018	e	Winmark Corp	460
1,339,356		Woolworths Holdings Ltd	6,461
137,041	e	Wotif.com Holdings Ltd	499
51,500		Xebio Co Ltd	1,221
190,926	e	Yamada Denki Co Ltd	13,006
21,500		Yellow Hat Ltd	342
50,638	*,e	Yoox S.p.A	544
118,615	*,e	Zale Corp	452
268,500		Zhongsheng Group Holdings Ltd	446
3,016	*	zooplus AG.	168
81,466	*,e	Zumiez, Inc	2,261

		TOTAL RETAILING	3,403,440

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
172,141	*,e	Advanced Analogic Technologies, Inc	995
195,387	*	Advanced Energy Industries, Inc	2,097
995,350	*	Advanced Micro Devices, Inc	5,375
7,963,016		Advanced Semiconductor Engineering, Inc	6,822
83,293		Advanced Wireless Semiconductor Co	57
122,612	e	Advantest Corp	1,164
128,831	e	Aixtron AG.	1,637
139,000		Alcor Micro Corp	179
544,000		ALI Corp	537
86,538	*,e	Alpha & Omega Semiconductor Lt	633
673,923		Altera Corp	25,003

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,422	*	Aminologics Co Ltd	$87
510,895	*,e	Amkor Technology, Inc	2,228
35,429	*,e	Amtech Systems, Inc	302
337,713	*,e	Anadigics, Inc	740
867,007		Analog Devices, Inc	31,022
2,302,191		Applied Materials, Inc	24,656
250,507	*	Applied Micro Circuits Corp	1,683
180,788		Ardentec Corp	112
2,339,858	e	ARM Holdings plc	21,598
10,331	*	Asia Pacific Systems, Inc	117
110,977	e	ASM International NV	3,250
385,062	e	ASM Pacific Technology	4,313
367,335		ASML Holding NV	15,344
2,345,644	*,e	Atmel Corp	19,000
157,753	*	ATMI, Inc	3,160
50,764	*	Atto Co Ltd	425
156,450		AUK Corp	435
22,793	e	Austriamicrosystems AG.	930
2,677,704	e	Avago Technologies Ltd	77,279
425,319	*	Axcelis Technologies, Inc	566
5,100	e	Axell Corp	103
134,390	*,e	AXT, Inc	560
72,806		BE Semiconductor Industries NV	481
382,000		Bright Led Electronics Corp	292
1,299,561		Broadcom Corp (Class A)	38,155
372,689	e	Brooks Automation, Inc	3,828
107,600	*	Cabot Microelectronics Corp	5,084
48,309		Capella Microsystems Taiwan, Inc	148
195,276	*,e	Cavium Networks, Inc	5,552
54,667	e	Centrotherm Photovoltaics AG.	699
91,052	*,e	Ceva, Inc	2,755
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
1,076,000		Chipbond Technology Corp	1,044
375,333	*	Cirrus Logic, Inc	5,949
129,722	e	Cohu, Inc	1,472
1,436,000	*	Comtec Solar Systems Group Ltd	199
181,268	*,e	Cree, Inc	3,995
237,381		CSR plc	676
141,456	*	Cymer, Inc	7,039
581,688	*	Cypress Semiconductor Corp	9,825
322,616	e	Dainippon Screen Manufacturing Co Ltd	2,711
115,874	*	DelSolar Co Ltd	58
74,209	*,e	Dialog Semiconductor plc	1,204
141,747	*,e	Diodes, Inc	3,019
37,372	e	Disco Corp	1,946
143,269	*	DSP Group, Inc	746
25,908	*	Duksan Hi-Metal Co Ltd	573
111,864		Edison Opto Corp	214
846,000		Elan Microelectronics Corp	685
11,000		Elite Advanced Laser Corp	15
252,000		Elite Semiconductor Memory Technology, Inc	204
12,506		ELK Corp	154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,359		Elmos Semiconductor AG.	$302
503,254	*,e	Elpida Memory, Inc	2,328
209,571		eMemory Technology, Inc	461
761,950	*,e	Entegris, Inc	6,648
339,742	*,e	Entropic Communications, Inc	1,736
8,127		Eo Technics Co Ltd	167
192,000	*	Episil Technologies, Inc	59
963,578		Epistar Corp	2,042
292,000	*	E-Ton Solar Tech Co Ltd	123
859,997		Etron Technology, Inc	274
11,667		Eugene Technology Co Ltd	237
164,960	*	Exar Corp	1,072
4,434,605	*	Fairchild Semiconductor International, Inc	53,393
339,101		Faraday Technology Corp	323
58,100	e	Ferrotec	544
161,433	*,e	First Solar, Inc	5,450
1,472,000		Forhouse Corp	796
175,510	*	Formfactor, Inc	888
353,000		Formosa Advanced Technologies Co Ltd	268
262,000		Formosa Epitaxy, Inc	157
3,689,314	*,e	Freescale Semiconductor Holdings Ltd	46,670
159,107	*,e	FSI International, Inc	582
3,000	e	Furuya Metal Co Ltd	116
10,236,000	e	GCL Poly Energy Holdings Ltd	2,842
23,213	*	GemVax & Kael Co Ltd	721
249,910	*	Genesis Photonics, Inc	315
26,150		Giga Solar Materials Corp	220
248,850		Gintech Energy Corp	268
172,000		Global Mixed Mode Technology, Inc	398
117,000		Global Unichip Corp	384
983,000		Greatek Electronics, Inc	779
169,606		Green Energy Technology, Inc	191
90,827	*,e	GSI Technology, Inc	425
597,380	*,e	GT Solar International, Inc	4,325
15,054		Hana Micron, Inc	149
65,320		Hanmi Semiconductor Co Ltd	356
6,485		Hansol LCD, Inc	115
134,637		Harvatek Corp	75
2,992,000	*	Heng Xin China Holdings Ltd	238
132,465	*	Hittite Microwave Corp	6,541
458,000		Holtek Semiconductor, Inc	400
225,862		Huga Optotech, Inc	101
917,080		Hynix Semiconductor, Inc	17,510
2,334	*	ICD Co Ltd	108
24,010	*	Iljin Display Co Ltd	242
3,142,447		Infineon Technologies AG.	23,601
1,752,377	*	Inotera Memories, Inc	288
78,828	*,e	Inphi Corp	943
656,881	*	Integrated Device Technology, Inc	3,587
42,000	*	Integrated Memory Logic Ltd	122
120,897	*	Integrated Silicon Solution, Inc	1,105
23,145,088		Intel Corp	561,267

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

165,000	*,e	Intermolecular, Inc	$1,416
115,405	*	International Rectifier Corp	2,241
209,522	e	Intersil Corp (Class A)	2,187
635,648	*,e	IQE plc	183
161,000		ITE Technology, Inc	125
106,292	*,e	IXYS Corp	1,151
31,816	*	Jusung Engineering Co Ltd	299
20,841		KC Tech Co Ltd	95
1,857,000		King Yuan Electronics Co Ltd	619
319,669		Kinsus Interconnect Technology Corp	847
792,004	e	Kla-Tencor Corp	38,214
3,161		Koh Young Technology, Inc	85
119,399	e	Kontron AG.	781
275,953	*,e	Kopin Corp	1,071
397,727	*	Kulicke & Soffa Industries, Inc	3,679
1,127,874	*	Lam Research Corp	41,754
1,251,017	*	Lattice Semiconductor Corp	7,431
292,726		Lextar Electronics Corp	197
399,166	e	Linear Technology Corp	11,987
142,000		Lingsen Precision Industries Ltd	61
6,410,825	*,e	LSI Logic Corp	38,144
285,077	*,e	LTX-Credence Corp	1,525
16,088	*	Lumens Co Ltd	87
19,000		Macroblock, Inc	57
4,465,640		Macronix International	1,782
6,551,119	*	Marvell Technology Group Ltd	90,732
1,323,508	e	Maxim Integrated Products, Inc	34,464
68,129	*,e	MaxLinear, Inc	324
1,631,227		MediaTek, Inc	14,931
21,800	e	Megachips Corp	362
49,632		Melexis NV	664
13,057		Melfas, Inc	289
38,653	*	Mellanox Technologies Ltd	1,264
380,357	*,e	MEMC Electronic Materials, Inc	1,499
352,329	e	Micrel, Inc	3,562
305,648	e	Microchip Technology, Inc	11,196
6,572,953	*	Micron Technology, Inc	41,344
43,259	*	Micronas Semiconductor Holdings, Inc	287
343,117	*,e	Microsemi Corp	5,747
21,900	e	Mimasu Semiconductor Industry Co Ltd	182
151,115	*,e	Mindspeed Technologies, Inc	692
201,355	*,e	MIPS Technologies, Inc	898
55,100		Mitsui High-Tec, Inc	233
249,943		MKS Instruments, Inc	6,953
132,125	*,e	Monolithic Power Systems, Inc	1,991
1,271,000	*	Mosel Vitelic, Inc	172
124,650	*,e	MoSys, Inc	524
410,026		Motech Industries, Inc	716
66,000		MPI Corp	143
1,074,356		MStar Semiconductor, Inc	5,597
103,377	*,e	Nanometrics, Inc	1,904
384,551	*	Nanya Technology Corp	29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

736,700	*,e	NEC Electronics Corp	$4,481
345,277		Neo Solar Power Corp	217
16,406		NEPES Corp	236
335,959	*	Netlogic Microsystems, Inc	16,653
169,803	e	Nordic Semiconductor ASA	405
624,826		Novatek Microelectronics Corp Ltd	1,563
346,876	*,e	Novellus Systems, Inc	14,323
15,300	e	NPC, Inc	122
23,533	*,e	NVE Corp	1,307
2,554,846	*	Nvidia Corp	35,410
345,304	*,e	Omnivision Technologies, Inc	4,225
3,259,308	*	ON Semiconductor Corp	25,162
1,366,000		Opto Technology Corp	509
897,000	*	Orient Semiconductor Electronics Ltd	127
50,000		Orise Technology Co Ltd	46
24,728	*	Osung LST Co Ltd	248
263,000		Pan Jit International, Inc	126
92,774	*,e	PDF Solutions, Inc	647
112,125	*	Pericom Semiconductor Corp	853
417,547		Phison Electronics Corp	2,506
272,827	*,e	Photronics, Inc	1,659
131,300		Pixart Imaging, Inc	297
163,167	*	PLX Technology, Inc	468
390,895	*	PMC - Sierra, Inc	2,154
113,115	e	Power Integrations, Inc	3,751
1,461,401	*	Powerchip Semiconductor Corp	41
915,725		Powertech Technology, Inc	1,936
525,000		Radiant Opto-Electronics Corp	1,498
456,897	*,e	Rambus, Inc	3,450
150,890	*	Raydium Semiconductor Corp	313
460,467		Realtek Semiconductor Corp	674
1,240,000		Regent Manner International Ltd	280
856,805	*,e	Renewable Energy Corp AS	472
3,173,678	*,e	RF Micro Devices, Inc	17,138
158,661		Richtek Technology Corp	657
141,001		Rohm Co Ltd	6,557
4,294	*,e	Roth & Rau AG.	98
66,112	*,e	Rubicon Technology, Inc	621
160,714	*	Rudolph Technologies, Inc	1,488
216,467		Samsung Electronics Co Ltd	199,113
30,991		Samsung Electronics Co Ltd (Preference)	17,961
3,358		San Chih Semiconductor Co	3
155,000	e	Sanken Electric Co Ltd	485
321,000		SDI Corp	192
26,657,000	*,e	Semiconductor Manufacturing International	1,281
257,500	*	Semtech Corp	6,391
35,115		Seoul Semiconductor Co Ltd	641
42,000		Shibaura Mechatronics Corp	105
149,000		Shindengen Electric Manufacturing Co Ltd	623
120,600	e	Shinko Electric Industries	818
5,710		Shinsung Holdings Co Ltd	18
125,202	*,e	Sigma Designs, Inc	751

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,340	*	Signetics Corp	$127
233,000		Sigurd Microelectronics Corp	149
158,190	*	Silex Systems Ltd	397
520,872	*	Silicon Image, Inc	2,448
1,350,000		Silicon Integrated Systems Corp	546
69,958	*,e	Silicon Laboratories, Inc	3,038
10,655		Silicon Works Co Ltd	289
3,693,031		Siliconware Precision Industries Co	3,318
60,101		Simm Tech Co Ltd	640
1,008,850		Sino-American Silicon Products, Inc	1,546
4,900,000	*	Sino-Tech International Holdings Ltd	53
65,000		Sitronix Technology Corp	70
75,584	*	Skymedi Corp	186
308,478	*	Skyworks Solutions, Inc	5,004
148,621	*,e	SOITEC	727
2,160,000	*	Solargiga Energy Holdings Ltd	216
155,450		Solartech Energy Corp	151
119,379	e	Solarworld AG.	503
35,190,511	*	Solomon Systech International Ltd	796
401,000	*	Sonix Technology Co Ltd	484
218,658	*,e	Spansion, Inc	1,810
87,431	*	Standard Microsystems Corp	2,253
638,392		STMicroelectronics NV	3,779
163,827	*,e	STR Holdings, Inc	1,348
37,592	*	STS Semiconductor & Telecommunications	299
91,284	*,e	Sumco Corp	672
1,407,000		Sunplus Technology Co Ltd	463
215,305	*,e	SunPower Corp	1,341
45,189	*	Supertex, Inc	853
25,119	*	Suss Microtec AG.	182
2,606,800		SVI PCL	264
315,305		TA-I Technology Co Ltd	183
529,000		Taiwan Semiconductor Co Ltd	252
43,069,667		Taiwan Semiconductor Manufacturing Co Ltd	107,613
607,700		Taiwan Surface Mounting Technology Co Ltd	1,196
431,000		Tekcore Co Ltd	189
4,017,410	*,e	Teradyne, Inc	54,757
210,323	*	Tessera Technologies, Inc	3,523
6,213,762	e	Texas Instruments, Inc	180,882
350,302		Tokyo Electron Ltd	17,749
123,700		Tokyo Seimitsu Co Ltd	2,344
502,860		Topco Scientific Co Ltd	709
8,610	*	Toptec Co Ltd	127
274,015	*	Tower Semiconductor Ltd	166
515,508		Transcend Information, Inc	1,346
636,503	*	Triquint Semiconductor, Inc	3,100
2,094,000	e	Trony Solar Holdings Co Ltd.	293
811,000		Tyntek Corp	296
84,259	*,e	Ultra Clean Holdings	515
175,193	*	Ultratech, Inc	4,304
54,200	*,e	Ulvac, Inc	662
971,100		Unisem M BHD	334

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,860,022		United Microelectronics Corp	$12,929
408,029		Unity Opto Technology Co Ltd	338
402,000		Vanguard International Semiconductor Corp	140
172,973	*,e	Veeco Instruments, Inc	3,598
1,311,000	*	Via Technologies, Inc	706
256,750		Visual Photonics Epitaxy Co Ltd	279
99,333	*	Volterra Semiconductor Corp	2,544
293,550		Wafer Works Corp	179
703,000		Walton Advanced Engineering, Inc	223
644,000		Weltrend Semiconductor	291
540,737		Win Semiconductors Corp	524
2,108,000	*	Winbond Electronics Corp	292
159,582	*,e	Wolfson Microelectronics plc	325
32,630	*	Woongjin Energy Co Ltd	120
431,709		Xilinx, Inc	13,841
105,069	*	XinTec, Inc	66
41,383		Youngtek Electronics Corp	76

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,318,163

SOFTWARE & SERVICES - 6.9%
225,849	*,e	Accelrys, Inc	1,518
2,970,573	e	Accenture plc	158,124
233	*	Access Co Ltd	98
178,490	*	ACI Worldwide, Inc	5,112
53,284	*,e	Active Network, Inc	725
1,923,403		Activision Blizzard, Inc	23,696
176,463	*	Actuate Corp	1,034
350,906	*,e	Acxiom Corp	4,285
1,842,016	*	Adobe Systems, Inc	52,074
127,565	*	Advent Software, Inc	3,107
16,197		Ahnlab, Inc	1,953
521,990	*	Akamai Technologies, Inc	16,850
1,718,000	e	Alibaba.com Ltd	1,770
597,860	*,e	Alliance Data Systems Corp	62,082
256,147		Alpha Systems, Inc	3,917
63,287		Alten	1,485
122,277	*,e	Altran Technologies S.A.	440
565,622		Amadeus IT Holding S.A.	9,134
672,225	*	Amdocs Ltd	19,179
96,320	e	American Software, Inc (Class A)	910
176,503	*,e	Ancestry.com, Inc	4,053
50,500	*	Angie’s List, Inc	813
383,054	*	Ansys, Inc	21,941
1,271,745	*,e	AOL, Inc	19,203
279,387		Argo Graphics, Inc	3,637
260,817	*	Ariba, Inc	7,324
766,899	*	Aspen Technology, Inc	13,306
66,505		Asseco Poland S.A.	931
19,000	*	Astro Corp	23
310,985		Atos Origin S.A.	13,587
1,506,353	*,e	Autodesk, Inc	45,688
1,545,691		Automatic Data Processing, Inc	83,483

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

392,742		Aveva Group plc	$8,731
4,275	*	Axway Software S.A.	91
76,005	*	Baidu, Inc (ADR)	8,852
63,300	*,e	Bankrate, Inc	1,361
40,625		Bechtle AG.	1,375
89	e	Bit-isle, Inc	240
259,335	e	Blackbaud, Inc	7,184
368,457	*,e	Blinkx plc	438
1,822,357	*	BMC Software, Inc	59,737
38,568	*,e	Booz Allen Hamilton Holding Co	665
138,508	*	Bottomline Technologies, Inc	3,209
337,572		Broadridge Financial Solutions, Inc	7,612
91,600	*,e	BroadSoft, Inc	2,766
100,769	*,e	Buongiorno S.p.A.	133
1,450,192		CA, Inc	29,316
150,020	*	CACI International, Inc (Class A)	8,389
794,282	*,e	Cadence Design Systems, Inc	8,261
117,904	*,e	Callidus Software, Inc	757
111,115		Cap Gemini S.A.	3,455
286,686		Capcom Co Ltd	6,779
16,200	*,e	Carbonite, Inc	180
229,060	*	Cardtronics, Inc	6,198
459,906	e	carsales.com.au Ltd	2,241
39,097	e	Cass Information Systems, Inc	1,423
10,140		Cegid Group	188
343,043	*	CGI Group, Inc	6,465
66,556	*	Check Point Software Technologies	3,497
336,000	*	China Cyber Port International Co Ltd	40
1,060,000	*	Chinasoft International Ltd	293
25,000		Chinese Gamer International Corp	60
257,773	*	Ciber, Inc	995
923,746	*	Citrix Systems, Inc	56,090
55,620	*,m	Clinical Data, Inc	53
3,557		CMC Ltd	53
1,123,063	*	Cognizant Technology Solutions Corp (Class A)	72,224
233,693	*	Commvault Systems, Inc	9,983
355,906		Companhia Brasileira de Meios de Pagamento	9,197
194,369	e	Computacenter plc	1,009
1,123,549		Computer Sciences Corp	26,628
65,569	*,e	Computer Task Group, Inc	923
462,015		Computershare Ltd	3,777
597,666	*,e	Compuware Corp	4,973
131,381	*,e	comScore, Inc	2,785
173,731	*,e	Concur Technologies, Inc	8,824
111,994	*,e	Constant Contact, Inc	2,599
445,390	*	Convergys Corp	5,688
49,397	*,e	Convio, Inc	546
61,572		Core Projects & Technologies Ltd	299
45,471	*,e	Cornerstone OnDemand, Inc	829
582,869		CSE Global Ltd	338
436,299		CSG Ltd	265
132,902	*,e	CSG Systems International, Inc	1,955

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,828		Cupid plc	$140
229,773		Customers Ltd	233
155,252		Cyberlink Corp	324
92,200		Daou Technology, Inc	826
53,911	e	Dassault Systemes S.A.	4,307
17,205		Daum Communications	1,795
159,499	*,e	DealerTrack Holdings, Inc	4,348
98,591	*,e	Deltek, Inc	968
92,041	*,e	Demand Media, Inc	612
158,026	*,e	DemandTec, Inc	2,081
155,989		Dena Co Ltd	4,673
10,040	e	Devoteam S.A.	131
327,807	*,e	Dice Holdings, Inc	2,718
2,479	*	Digital Garage, Inc	7,161
171,745	*	Digital River, Inc	2,580
29,941	*,e	DMRC Corp	715
21,551		Dragonfly GF Co Ltd	328
392,799		DST Systems, Inc	17,880
57,400		DTS Corp	666
11,080	*	DuzonBIzon Co Ltd	65
72		Dwango Co Ltd	118
34,440	*	Dynamics Research Corp	391
5,021	e	eAccess Ltd	1,191
601,286		Earthlink, Inc	3,872
7,113,617	*	eBay, Inc	215,756
123,978	e	Ebix, Inc	2,740
43,203	*,e	Echo Global Logistics, Inc	698
19,668		Econocom Group	396
93,000	*	EDB Business Partner ASA	151
2,755,621	*	Electronic Arts, Inc	56,766
18,335	*,e	Ellie Mae, Inc	104
176,158	e	Ementor ASA	1,760
10,140		Engineering Ingegneria Informatica S.p.A.	290
74,390	*,e	Envestnet, Inc	890
147,111		EPIQ Systems, Inc	1,768
17,189	*,e	ePlus, Inc	486
75,919	*	Equinix, Inc	7,698
211,036	*,e	Euronet Worldwide, Inc	3,900
25,824		Exact Holding NV	534
65,140	*	ExlService Holdings, Inc	1,457
125,376	e	Factset Research Systems, Inc	10,943
168,852		Fair Isaac Corp	6,052
149,731	*,e	FalconStor Software, Inc	386
724,601		Fidelity National Information Services, Inc	19,267
73,745	e	Fidessa Group plc	1,733
31,893		Financial Technologies India Ltd	318
159,077	*	First American Corp	2,057
581,135	*	Fiserv, Inc	34,136
40,199	*	FleetCor Technologies, Inc	1,201
55,867	*,e	Forrester Research, Inc	1,896
1,152,655	*,e	Fortinet, Inc	25,139
13,369	*,e	FriendFinder Networks, Inc	10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

125,728	e	F-Secure Oyj	$327
44,100		FUJI SOFT, Inc	790
206		Future Architect, Inc	80
97,000		Gamania Digital Entertainment Co Ltd	88
13,393	*	GameHi Co Ltd	117
90,239	*,e	GameLoft	564
2,048	*	Gamevil, Inc	121
438,222	*,e	Gartner, Inc	15,237
341,036	*	Genpact Ltd	5,098
630,655		Geodesic Information Systems Ltd	502
141,205	*,e,m	Gerber Scientific, Inc	0	^
55,397	*,e	GFI Informatique	162
325,821	*	Global Cash Access, Inc	1,450
293,355		Global Payments, Inc	13,899
98,703		Glodyne Technoserve Ltd	444
179,634	*,e	Glu Mobile, Inc	564
62,300		GMO internet, Inc	238
51		GMO Payment Gateway, Inc	208
1,365,828	*	Google, Inc (Class A)	882,187
39,000	e	Gourmet Navigator, Inc	414
350,000	*,e	Gravity Co Ltd (ADR)	494
144,448	e	Gree, Inc	4,966
30,274	e	Groupe Steria SCA	513
52,025	*	Guidance Software, Inc	337
134,899	*,e	Hackett Group, Inc	505
31,308		HCL Infosystems Ltd	23
249,466		HCL Technologies Ltd	1,819
155,745		Heartland Payment Systems, Inc	3,794
425,165		Hexaware Technologies Ltd	600
3,390,000	*	Hi Sun Technology China Ltd	921
125,986	*,e	Higher One Holdings, Inc	2,323
67,702		HIQ International AB	284
1,377,700	e	IAC/InterActiveCorp	58,690
121,928	*,e	iGate Corp	1,918
22,357	*,e	Imperva, Inc	778
447,918	e	Indra Sistemas S.A.	5,679
38,934		Industrial & Financial Systems	498
410,200		Ines Corp	2,884
283,412	*,e	Informatica Corp	10,466
351,900		Information Development Co	2,316
36,800		Information Services International-Dentsu Ltd	364
172,726	*	Infospace, Inc	1,898
784,898		Infosys Technologies Ltd	40,852
6,220	*	Infraware, Inc	78
7,000		Insyde Software Corp	33
54,953	*,e	Interactive Intelligence, Inc	1,260
211,135	*	Internap Network Services Corp	1,254
4,407,887		International Business Machines Corp	810,521
91,000		International Games System Co Ltd	608
135	e	Internet Initiative Japan, Inc	485
1,613,476		Intuit, Inc	84,852
148,273		Iress Market Technology Ltd	1,050

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

264,460		IT Holdings Corp	$3,166
33,821	e	Itochu Techno-Science Corp	1,517
179,789	e	j2 Global, Inc	5,059
427,054		Jack Henry & Associates, Inc	14,353
2,506		JCEntertainment Corp	87
199,225	*	JDA Software Group, Inc	6,453
87,900		Kakaku.com, Inc	3,223
105,436	*	Kenexa Corp	2,815
67,581		Keynote Systems, Inc	1,388
2,704,000	e	Kingdee International Software Group Co Ltd	726
904,000	e	Kingsoft Corp Ltd	336
143,040	*,e	KIT Digital, Inc	1,209
155,527	*	Knot, Inc	1,297
185,417	e	Konami Corp	5,545
45,619	*	KT Hitel Co Ltd	288
449,102	e	Lender Processing Services, Inc	6,768
260,512	*,e	Limelight Networks, Inc	771
45,923	*,e	LinkedIn Corp	2,894
291,910	*,e	Lionbridge Technologies	668
130,763	*,e	Liquidity Services, Inc	4,825
235,467	*,e	Liveperson, Inc	2,955
3,449,979	e	LogicaCMG plc	3,311
83,160	*,e	LogMeIn, Inc	3,206
133,552	*	LoopNet, Inc	2,441
70,225		MacDonald Dettwiler & Associates Ltd	3,246
75,200	e	Macromill, Inc	761
268,338	*,e	Magma Design Automation, Inc	1,927
16,962	*,f	Mail.ru (GDR) (purchased 06/17/11, cost $589)	440
128,731	*	Manhattan Associates, Inc	5,211
126,087		Mantech International Corp (Class A)	3,939
87,002	e	Marchex, Inc (Class B)	544
607,903		Mastercard, Inc (Class A)	226,637
78,792		Matrix IT Ltd	391
198,065		MAXIMUS, Inc	8,190
424,134	*	Mentor Graphics Corp	5,751
538,730	*	Micro Focus International plc	3,246
561,892	*	Micros Systems, Inc	26,173
35,086,991		Microsoft Corp	910,857
48,619	*,e	MicroStrategy, Inc (Class A)	5,266
344,052		Misys plc	1,241
86	e	Mixi Inc	257
194,094		ModusLink Global Solutions, Inc	1,048
61,156	*	MoneyGram International, Inc	1,086
686,170	e	Moneysupermarket.com Group plc	1,120
815,308	*	Monitise plc	380
149,127	*	Monotype Imaging Holdings, Inc	2,325
273,730	*,e	Monster Worldwide, Inc	2,171
150,709	*,e	Motricity, Inc	136
160,303	*,e	Move, Inc	1,013
370	e	MTI Ltd	455
48,248	*	Myriad Group AG.	195
3,850,000	*	Nan Hai Corp Ltd	16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,837	*	NCI, Inc (Class A)	$394
23,766		NCsoft	6,353
42,200		NEC Fielding Ltd	543
10,178		Nemetschek AG.	339
25,708	*	Neowiz Games Corp	965
33,617		Net Entertainment NE AB	313
1,209		NET One Systems Co Ltd	3,291
247,500		NetDragon Websoft, Inc	146
203,925	*	Netscout Systems, Inc	3,589
107,201	*,e	NetSuite, Inc	4,347
304,330	*	NeuStar, Inc (Class A)	10,399
500,000	*,e	Nexon Co Ltd	7,191
67,941	*	NHN Corp	12,452
247,557	*	NIC, Inc	3,295
46,271	*	Nice Systems Ltd	1,590
75,900		Nihon Unisys Ltd	482
31,800		NIIT Ltd	22
17,491		NIIT Technologies Ltd	61
157,264		Nintendo Co Ltd	21,591
46,100		Nippon System Development Co Ltd	361
370,102		Nomura Research Institute Ltd	8,349
23,300		NS Solutions Corp	461
1,350		NTT Data Corp	4,299
1,167,991	*	Nuance Communications, Inc	29,387
6,300		OBIC Business Consultants Ltd	294
9,290		Obic Co Ltd	1,770
46,086	*	Open Text Corp	2,363
102,580	*,e	OpenTable, Inc	4,014
360,132	*,e	Openwave Systems, Inc	569
196,592	e	Opera Software ASA	953
57,640	e	Opnet Technologies, Inc	2,114
20,753,068		Oracle Corp	532,315
118,791		Oracle Corp Japan	3,927
27,768	e	ORC Software AB	346
62,121		Otsuka Corp	4,275
417,700		Pacific Online	199
592,516	*	Parametric Technology Corp	10,819
18,600	*	Patni Computer Systems Ltd	156
890,058	e	Paychex, Inc	26,800
56,942		PC Home Online	350
275,000		PCA Corp	2,965
84,083	e	Pegasystems, Inc	2,472
100,842	*,e	Perficient, Inc	1,009
201,102	e	Playtech Ltd	877
96,454	*	POSDATA Co Ltd	736
80,953	*,e	PRG-Schultz International, Inc	482
345,990	*	Progress Software Corp	6,695
90,153	*,e	PROS Holdings, Inc	1,341
14,123		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	269
32,231	*,e	QAD, Inc (Class A)	338
338,209	*,e	QLIK Technologies, Inc	8,185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,691	*	Quepasa Corp	$49
324,933	*	Quest Software, Inc	6,044
131,012	*	QuinStreet, Inc	1,226
405,559	*,e	Rackspace Hosting, Inc	17,443
87,088	e	RealNetworks, Inc	653
119,305	*,e	RealPage, Inc	3,015
1,972,713	*	Red Hat, Inc	81,453
654,000		Redecard S.A.	10,235
88,193		Redflex Holdings Ltd	151
9,057	*,e	RENREN,Inc (ADR)	32
5,378		Reply S.p.A.	111
39,274	*,e	Responsys, Inc	349
20,509	*	Retalix Ltd	333
97,971	*,e	RightNow Technologies, Inc	4,186
131,891		Rolta India Ltd	140
58,986	*,e	Rosetta Stone, Inc	450
303,939	*	Rovi Corp	7,471
290,409	*,e	S1 Corp	2,779
125,573	*,e	Saba Software, Inc	991
1,042,804		Sage Group plc	4,765
532,738	*	SAIC, Inc	6,547
514,642	*,e	Salesforce.com, Inc	52,216
1,096,200		Samart Corp PCL	250
1,572,365		SAP AG.	83,165
417,439	e	Sapient Corp	5,260
726,568	*	Satyam Computer Services Ltd	890
20,016		SBSi Co Ltd	206
56,891	*,e	Sciquest, Inc	812
147,826		SDL plc	1,526
137,598	*,e	Seachange International, Inc	967
39,590	*,e	ServiceSource International LLC	621
299,630		Shanghai Baosight Software Co Ltd	303
9,872		SimCorp AS	1,509
289		Simplex Technology, Inc	93
8,435	*,e	Sina Corp	439
23,461		SK C&C Co Ltd	2,385
14,948	*	SK Communications Co Ltd	150
176,816	*,e	Smith Micro Software, Inc	200
182,014		SMS Management & Technology Ltd	842
97,058		Software AG.	3,578
229,670		Soft-World International Corp	406
238,081	*,e	Sohu.com, Inc	11,904
284,841	*	SolarWinds, Inc	7,961
201,523		Solera Holdings, Inc	8,976
499,873		Sonda S.A.	1,198
151		So-net Entertainment Corp	549
5,679	e	Sopra Group S.A.	262
111,947	*,e	Sourcefire, Inc	3,625
84,000		Springsoft, Inc	92
33,659	*,e	SPS Commerce, Inc	873
203,416	e	Square Enix Co Ltd	3,987
54,056	*,e	SRS Labs, Inc	311

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

98,456	*	SS&C Technologies Holdings, Inc	$1,778
50,627	*,e	Stamps.com, Inc	1,323
21,956	*	Stream Global Services, Inc	73
508,325	*	SuccessFactors, Inc	20,267
61,570		Sumisho Computer Systems Corp	983
197,350	*,e	SupportSoft, Inc	444
8,485		Sword Group	132
7,398,135	*,e	Symantec Corp	115,780
104,644	*,e	Synchronoss Technologies, Inc	3,161
675,735	*,e	Synopsys, Inc	18,380
79,546	e	Syntel, Inc	3,720
502		Systena Corp	346
356,000		Systex Corp	374
268,861	*,e	TA Indigo Holding Corp	1,678
327,650	*	Take-Two Interactive Software, Inc	4,440
284,909	*,e	Taleo Corp (Class A)	11,023
142,695	*,e	Tangoe, Inc	2,198
844,975		Tata Consultancy Services Ltd	18,438
52,065	*,e	TechTarget, Inc	304
135,800	e	Tecmo Koei Holdings Co Ltd	1,116
233,076	*	Telecity Group plc	2,342
289,888	*	TeleCommunication Systems, Inc (Class A)	681
161,270	*,e	TeleNav, Inc	1,260
182,713	*,e	TeleTech Holdings, Inc	2,960
95,335	*,e	Temenos Group AG.	1,556
1,542,600	e	Tencent Holdings Ltd	30,888
476,935	*	Teradata Corp	23,136
3,191		Tessi S.A.	288
268,602	*,e	THQ, Inc	204
446,623	*	TIBCO Software, Inc	10,679
178,548	e	Tietoenator Oyj	2,534
608,889	*	TiVo, Inc	5,462
18,700		TKC	388
101,830	*	TNS, Inc	1,804
1,045,498		Total System Services, Inc	20,450
177,100		Totvus S.A.	3,158
59,257	*	TradeDoubler AB	234
60,400		Trans Cosmos, Inc/Japan	720
1,279,999	e	Travelsky Technology Ltd	664
67,170	*,e	Travelzoo, Inc	1,651
142,451	e	Trend Micro, Inc	4,248
119,932	*,e	Tyler Technologies, Inc	3,611
153,338	*	Ubisoft Entertainment	1,020
100,240	*	Ultimate Software Group, Inc	6,528
242,909	*	Unisys Corp	4,788
36,234	e	Unit 4 Agresso NV	857
126,449	e	United Internet AG.	2,254
552,256	e	United Online, Inc	3,004
308,660	*	Valueclick, Inc	5,028
142,421	*,e	Vasco Data Security International	929
882,216	*	VeriFone Systems, Inc	31,336
81,635	*	Verint Systems, Inc	2,248

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

283		VeriSign Japan KK	$93
462,132	e	VeriSign, Inc	16,507
137,217	*,e	VirnetX Holding Corp	3,426
62,334	*,e	Virtusa Corp	903
2,270,265	e	Visa, Inc (Class A)	230,499
111,574	*,e	VistaPrint Ltd	3,414
996,375	*	VMware, Inc (Class A)	82,888
68,718	*,e	Vocus, Inc	1,518
339,629	*,e	Wave Systems Corp	737
161,668	*,e	WebMD Health Corp (Class A)	6,071
212,764	*	Websense, Inc	3,985
109,335	*,e	Website Pros, Inc	1,252
17,589	*	Webzen, Inc	190
10,306		WeMade Entertainment Co Ltd	673
3,833,734		Western Union Co	70,004
761,290		Wipro Ltd	5,727
133,557		Wirecard AG.	2,144
155,482	*	Wright Express Corp	8,440
286,066	*	Xchanging plc	288
12,165	*	XING AG.	645
22,124	e	Yahoo! Japan Corp	7,118
5,825,099	*	Yahoo!, Inc	93,959
194,084	*,e	Yandex NV	3,823
299,600		YTL E-Solutions BHD	75
16,100	*,e	Zillow, Inc	362
287,395	*,e	Zix Corp	810

		TOTAL SOFTWARE & SERVICES	6,692,233

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
158,774	*,e	3D Systems Corp	2,286
32,449	*	3S Korea Co Ltd	708
100,800	*,e	5N Plus, Inc	508
1,242,000	e	AAC Acoustic Technologies Holdings, Inc	2,779
23,847		Aastra Technologies Ltd	324
415,000		Ability Enterprise Co Ltd	356
891,292		Accton Technology Corp	404
3,161,174		Acer, Inc	3,658
13,934		Acme Electronics Corp	20
428,404	*	Acme Packet, Inc	13,242
576,000	*	A-DATA Technology Co Ltd	604
243,800		Adlink Technology, Inc	247
329,714		Adtran, Inc	9,944
52,403	*	ADVA AG. Optical Networking	245
336,775		Advantech Co Ltd	931
114,346	*	Agilysys, Inc	909
18,500		Aiphone Co Ltd	352
1,468,847	*,e	Alcatel S.A.	2,283
1,207,000		Alpha Networks, Inc	860
340,800	e	Alps Electric Co Ltd	2,333
284,325		Amphenol Corp (Class A)	12,906
2,080,949		AmTRAN Technology Co Ltd	1,085
79,192	*,e	Anaren, Inc	1,316

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

132,464	*	Anixter International, Inc	$7,900
169,000	e	Anritsu Corp	1,856
122,000		APCB, Inc	74
5,373,049	*	Apple, Inc	2,176,084
283,266		Arcadyan Technology Corp	309
29,841	*	Archos	255
344,000	*	Arima Communications Corp	230
40,800		Arisawa Manufacturing Co Ltd	151
595,555	*	Arris Group, Inc	6,444
502,164	*	Arrow Electronics, Inc	18,786
374,718	*,e	Aruba Networks, Inc	6,940
33,812		Ascom Holding AG.	302
103,323		Asia Vital Components Co Ltd	66
112,000		ASROCK, Inc	362
1,132,701		Asustek Computer, Inc	8,049
118,000		Aten International Co Ltd	197
10,234,853		AU Optronics Corp	4,417
45,629	*	Audiocodes Ltd	175
19,295		Austria Technologie & Systemtechnik AG.	210
254,000		AV Tech Corp	754
4,268,741		Avermedia Technologies	3,351
124,127	*,e	Avid Technology, Inc	1,059
414,641	*	Avnet, Inc	12,891
74,334	e	AVX Corp	949
76,317	*,e	AX Holding Corp	781
108,449	e	Axis Communications AB	2,173
49,966	*,e	Balda AG.	280
29,978		Barco NV	1,498
62,516		Bel Fuse, Inc (Class B)	1,172
332,072	*	Benchmark Electronics, Inc	4,473
1,565,000		Benq Corp	322
94,783	e	Black Box Corp	2,658
267,542	*	Blue Coat Systems, Inc	6,809
190,182	*,e	Bookham, Inc	536
463,665	*	Brightpoint, Inc	4,989
770,278	*	Brocade Communications Systems, Inc	3,998
331,178		Brother Industries Ltd	4,053
296,613	*,e	Bull S.A.	1,093
1,818,500	*	BYD Electronic International Co Ltd	516
1,889,400		CalComp Electronics Thailand PCL	153
147,454	*,e	Calix Networks, Inc	954
1,194,716	*	Cando Corp	504
26,400		Canon Electronics, Inc	661
1,628,025	e	Canon, Inc	71,645
4,859,000		Career Technology Co Ltd	6,264
2,068,943		Catcher Technology Co Ltd	9,582
266,000		Catic Shenzhen Holdings Ltd	107
262,985	*	Celestica, Inc	1,934
37,029	*	Ceragon Networks Ltd	295
126,670		Chang Wah Electromaterials, Inc	245
171,178	*	Checkpoint Systems, Inc	1,873
454,431		Cheng Uei Precision Industry Co Ltd	887

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,000		Chenming Mold Industry Corp	$37
494,054		Chicony Electronics Co Ltd	809
202,779	*	Chimei Materials Technology Corp	136
3,714,000		China Aerospace International Holdings Ltd	272
1,434,000	e	China All Access Holdings Ltd	303
1,105,000	e	China High Precision Automation Group Ltd	382
2,325,000	*,e	China ITS Holdings Co Ltd	319
3,956,000		China Wireless Technologies Ltd	710
628,000		Chin-Poon Industrial Co	405
567,840		Chroma ATE, Inc	1,113
2,513,000	*	Chunghwa Picture Tubes Ltd	104
151,540	*,e	Ciena Corp	1,834
27,830,907		Cisco Systems, Inc	503,182
441,384		Citizen Watch Co Ltd	2,558
578,212		Clevo Co	914
2,783,000	*	CMC Magnetics Corp	459
129,200	*	CMK Corp	409
216,890		Cognex Corp	7,762
128,781	*	Coherent, Inc	6,731
1,280,299	e	Comba Telecom Systems Holdings Ltd	1,028
28,162	e	Communications Systems, Inc	396
469,000		Compal Communications, Inc	704
7,675,648		Compal Electronics, Inc	7,640
778,000	*	Compeq Manufacturing Co	239
127,548		Comtech Telecommunications Corp	3,650
1,544,000		Coretronic Corp	1,042
4,906,636		Corning, Inc	63,689
201,000		Coxon Precise Industrial Co Ltd	229
221,359	*,e	Cray, Inc	1,432
16,824	*	CrucialTec Co Ltd	211
174,373	e	CTS Corp	1,604
75,000		CyberPower Systems, Inc	128
315,000		CyberTAN Technology, Inc	275
80,020		Daeduck Electronics Co	790
48,450		Daeduck GDS Co Ltd	413
7,800	e	Dai-ichi Seiko Co Ltd	218
533,000		Daiwabo Co Ltd	1,212
143,377		Daktronics, Inc	1,372
266,000		Darfon Electronics Corp	139
309,143	e	DataTec Ltd	1,563
487,416		Daxon Technology, Inc	174
324,000		DBA Telecommunication Asia Holdings Ltd	97
129,958	e	DDi Corp	1,213
5,350,216	*,e	Dell, Inc	78,274
1,240,100		Delta Electronics Thai PCL	853
2,220,964		Delta Electronics, Inc	5,277
82,000		Denki Kogyo Co Ltd	356
106,913		Diebold, Inc	3,215
113,457	*,e	Digi International, Inc	1,266
1,908,000	e	Digital China Holdings Ltd	2,949
9,063	*	Digital Multimedia Technologies S.p.A.	220
7,173	*	Digitech Systems Co Ltd	70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

277,776		Diploma plc	$1,464
1,242,000		D-Link Corp	838
232,302	*	Dolby Laboratories, Inc (Class A)	7,088
240,702	*	Dot Hill Systems Corp	320
68,073	*,e	DTS, Inc	1,854
683,753		Dynamic Electronics Co Ltd	241
320,900		Eastern Communications Co Ltd	121
135,146	*,e	Echelon Corp	658
99,990	*	EchoStar Corp (Class A)	2,094
16,971		Eizo Nanao Corp	347
75,000		Elec & Eltek International Co Ltd	173
72,970	e	Electro Rent Corp	1,251
111,570	*,e	Electro Scientific Industries, Inc	1,616
721,790	e	Electrocomponents plc	2,109
218,914	*	Electronics for Imaging, Inc	3,120
742,938		Elite Material Co Ltd	458
2,510,000	*	Elitegroup Computer Systems Co Ltd	526
288,300	*,e	Eltek ASA	156
70,648	*,e	eMagin Corp	261
8,756,382	*,e	EMC Corp	188,611
404,772	*,e	EMCORE Corp	349
335,084	*	Emulex Corp	2,299
15,900	e	Enplas Corp	329
168,900		Entire Technology Co Ltd	207
3,921,970		Ericsson (LM) (B Shares)	39,771
56,899	e	Esprinet S.p.A.	192
364,970		Everlight Electronics Co Ltd	634
26,019	e	EVS Broadcast Equipment S.A.	1,327
31,663	*	Exfo Electro Optical Engineering, Inc	190
396,158	*,e	Extreme Networks, Inc	1,157
315,471	*	F5 Networks, Inc	33,478
79,513	*,e	Fabrinet	1,088
66,278	*,e	FARO Technologies, Inc	3,049
111,000	*	FDK Corp	112
192,503	*,e	FEI Co	7,850
398,139	*,e	Finisar Corp	6,667
127,000	*	Firich Enterprises Co Ltd	104
1,441,183		FLEXium Interconnect, Inc	3,856
258,701	e	Flir Systems, Inc	6,486
222,183		Flytech Technology Co Ltd	419
2,351,462	*,e	Foxconn International Holdings Ltd	1,512
1,373,246		Foxconn Technology Co Ltd	4,377
1,265,682		Fuji Folms Holdings Corp	29,858
2,900,146		Fujitsu Ltd	15,037
222,438		Fulltech Fiber Glass Corp	110
28,700		Furuno Electric Co Ltd	137
43,626	*,e	Fusion-io, Inc	1,056
247,153		G Tech Optoelectronics Corp	517
119,499	e	Gemalto NV	5,792
384,913		Gemtek Technology Corp	259
92,368		GeoVision, Inc	329
693,000		Getac Technology Corp	324

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,000	*	Giantplus Technology Co Ltd	$5
1,696,000		Gigabyte Technology Co Ltd	1,186
228,986		Gigastorage Corp	123
40,103	*	Gilat Satellite Networks Ltd	158
694,748		Global Brands Manufacture Ltd	290
92,789	*,e	Globecomm Systems, Inc	1,269
492,000		Gold Circuit Electronics Ltd	112
924,000	e	Great Wall Technology Co Ltd	190
114,029	*,e	GSI Group, Inc	1,167
32,500		Hakuto Co Ltd	315
505,405	e	Halma plc	2,593
20,934	e	Hamamatsu Photonics KK	730
780,600		Hana Microelectronics PCL	468
623,838		Hannstar Board Corp	241
3,468,000	*	HannStar Display Corp	180
441,719	*	Harmonic, Inc	2,226
225,303	e	Harris Corp	8,120
313,690	*	Harris Stratex Networks, Inc (Class A)	574
13,294,473		Hewlett-Packard Co	342,465
31,311	e	Hexagon AB (B Shares)	466
1,582,415		High Tech Computer Corp	25,937
2,367,878	*	Himachal Futuristic Communications	472
9,100		Hioki EE Corp	158
323,000		Hi-P International Ltd	151
24,966	e	Hirose Electric Co Ltd	2,184
49,030		Hitachi High-Technologies Corp	1,062
865,000		Hitachi Kokusai Electric, Inc	7,001
17,920,237	e	Hitachi Ltd	93,222
616,000		Holystone Enterprise Co Ltd	528
15,247,650		Hon Hai Precision Industry Co, Ltd	41,698
58,195	e	Horiba Ltd	1,746
80,900	e	Hosiden Corp	539
248,791		Hoya Corp	5,349
58,554		Humax Co Ltd	571
246,133		Ibiden Co Ltd	4,846
155,000	*	Ichia Technologies, Inc	94
236,000		I-Chiun Precision Industry Co Ltd	109
10,700	e	Icom, Inc	274
258,000		ICP Electronics, Inc	330
134,100	*	IdeiasNet S.A.	189
27,360	*	Iljin Materials Co Ltd	405
1,841,811	*,e	Imagination Technologies Group plc	15,702
160,225	*,e	Imation Corp	918
125,596	*	Immersion Corp	651
3,567		Inficon Holding AG.	584
427,101	*,e	Infinera Corp	2,682
404,000		Infortrend Technology, Inc	316
53,808	e	Ingenico	1,938
254,841	*	Ingram Micro, Inc (Class A)	4,636
6,428,243	*	InnoLux Display Corp	2,586
223,853	*	Insight Enterprises, Inc	3,423
9,560,000		Inspur International Ltd	251

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

185,321	e	InterDigital, Inc	$8,074
7,059		Interflex Co Ltd	228
236,290	*,e	Intermec, Inc	1,621
138,926	*,e	Intevac, Inc	1,028
32,024		INTOPS Co Ltd	536
37,800	*,e	InvenSense, Inc	376
4,999,356		Inventec Co Ltd	1,831
85,217	*	IPG Photonics Corp	2,886
674,325		ITEQ Corp	604
110,930	*	Itron, Inc	3,968
35,982		Ituran Location and Control Ltd	495
145,078	*,e	Ixia	1,525
39,159		J Touch Corp	48
2,153,658		Jabil Circuit, Inc	42,342
150,000		Japan Aviation Electronics Industry Ltd	1,032
18,900		Japan Cash Machine Co Ltd	140
38,000		Japan Digital Laboratory Co Ltd	375
55,535	e	Japan Radio Co Ltd	126
2,145,300		JCY International BHD	723
4,136,357	*	JDS Uniphase Corp	43,184
97,849	*	Jenoptik AG.	577
59,701		Jentech Precision Industrial Co Ltd	133
153,528	*	Jess-Link Products Co Ltd	142
1,394,000	e	Ju Teng International Holdings Ltd	159
4,522,980	*	Juniper Networks, Inc	92,313
27,600		Kaga Electronics Co Ltd	288
7,986	e	Kapsch TrafficCom AG.	604
203,739	*	Kemet Corp	1,436
43,451		Keyence Corp	10,473
5,950		KH Vatec Co Ltd	45
1,527,676	e	Kingboard Chemical Holdings Ltd	4,507
352,000		Kingboard Laminates Holdings Ltd	160
2,318,000		Kinpo Electronics	482
55,400		Koa Corp	486
984,350	e	Konica Minolta Holdings, Inc	7,319
71,120	e	Kudelski S.A.	641
65,119	*	KVH Industries, Inc	507
505,000		KYE Systems Corp	183
217,444		Kyocera Corp	17,438
368,632	e	Laird Group plc	884
146,544		Largan Precision Co Ltd	2,736
65,151	*	LeCroy Corp	548
762		LEM Holding S.A.	312
13,805,300		Lenovo Group Ltd	9,184
1,042,573		Lexmark International, Inc (Class A)	34,478
10,401		LG Innotek Co Ltd	613
460,232		LG.Philips LCD Co Ltd	9,769
434,000	*	LionGold Corp Ltd	291
1,359,058		LITE-ON IT Corp	1,116
655,000		Lite-On Semiconductor Corp	260
5,488,510		Lite-On Technology Corp	6,175
89,901	e	Littelfuse, Inc	3,864

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

231,377	*,e	Logitech International S.A.	$1,795
42,721	*	Loral Space & Communications, Inc	2,772
69,000		Lotes Co Ltd	167
173,250		Lumax International Corp Ltd	347
19,300		Macnica, Inc	443
145,000		Marubun Corp	593
7,300		Maruwa Co Ltd	336
108,572	*,e	Maxwell Technologies, Inc	1,763
60,614	*,e	Measurement Specialties, Inc	1,695
32,800	*,e	Meiko Electronics Co	288
62,400		Melco Holdings, Inc	1,685
139,878	*	Mercury Computer Systems, Inc	1,859
35,601	*,e	Meru Networks, Inc	147
166,519		Methode Electronics, Inc	1,380
78,824	*	Micronic Laser Systems AB	136
2,506,000		Micro-Star International Co Ltd	1,066
422,204	*,e	Microvision, Inc	152
96,000		MIN AIK Technology Co Ltd	172
2,096,000		Mitac International	639
1,000		Mitsui Knowledge Industry Co Ltd	182
153,900		Mitsumi Electric Co Ltd	1,140
221,432	e	Molex, Inc	5,283
681,845	*	Motorola Mobility Holdings, Inc	26,456
729,119		Motorola, Inc	33,751
61,856		MTS Systems Corp	2,521
49,996	*,e	Multi-Fineline Electronix, Inc	1,027
306,781	e	Murata Manufacturing Co Ltd	15,711
234,850		Nan Ya Printed Circuit Board Corp	476
458,000	*	Nanjing Panda Electronics	80
149,935		National Instruments Corp	3,891
502,461	*	NCR Corp	8,271
432,382	*	NEC Corp	875
18,400		NEC Mobiling Ltd	616
20,198	*,e	NeoPhotonics Corp Ltd	93
27,967	e	Neopost S.A.	1,881
460,480	*	Net Insight AB	137
1,744,343	*,e	NetApp, Inc	63,267
168,400	*	Netgear, Inc	5,653
76,000		Newmax Technology Co Ltd	101
247,579	*,e	Newport Corp	3,370
79,626	e	Nichicon Corp	798
35,900		Nidec Copal Electronics Corp	214
52,000		Nidec Sankyo Corp	330
54,100	e	Nihon Dempa Kogyo Co Ltd	645
19,800	e	Nippon Ceramic Co Ltd	368
254,000	e	Nippon Chemi-Con Corp	855
700,613		Nippon Electric Glass Co Ltd	6,897
31,000		Nohmi Bosai Ltd	193
7,081,976	e	Nokia Oyj	34,141
27,459		Nolato AB (B Shares)	202
1,985		Nortel Networks Netas Telekomunikasyon AS	128
124,713	*,e	Novatel Wireless, Inc	390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,611	*,e	Numerex Corp	$334
199,134	*,e	OCZ Technology Group, Inc	1,316
997,000	*	Oki Electric Industry Co Ltd	891
181,053		Omron Corp	3,634
1,240,000	*	O-Net Communications Group	350
92,620	*,e	Oplink Communications, Inc	1,525
220,457	*,e	OpNext, Inc	178
80,248	*	Orbcomm, Inc	240
34,000		Osaki Electric Co Ltd	324
124,819	*	OSI Systems, Inc	6,089
806,990		Pan-International Industrial	623
84,756		Park Electrochemical Corp	2,171
17,558	*	Parrot S.A.	393
31,546		Partron Co Ltd	396
188,000	*	PAX Global Technology Ltd	41
55,847	e	PC Connection, Inc	619
839	e	PC-Tel, Inc	6
4,624,217		Pegatron Technology Corp	5,025
998		Phoenix Mecano AG.	520
199,270	e	Plantronics, Inc	7,102
155,891	*,e	Plexus Corp	4,268
293,226	*	Polycom, Inc	4,780
102,400		Positivo Informatica S.A.	317
394,748	*,e	Power-One, Inc	1,543
143,764	*,e	Powerwave Technologies, Inc	299
510,657	e	Premier Farnell plc	1,427
61,845	*	Primax Electronics Ltd	33
2,796,000		Prime View International Co Ltd	3,633
50,316	*	Procera Networks, Inc	784
456,330	*	QLogic Corp	6,845
10,178,899	e	Qualcomm, Inc	556,785
4,295,532		Quanta Computer, Inc	9,028
427,000		Quanta Storage, Inc	267
1,019,608	*	Quantum Corp	2,447
119,126	*,e	Rackable Systems, Inc	1,365
98,239	*	Radisys Corp	497
155,281	*,e	RealD, Inc	1,233
37,087		Redington India Ltd	57
97,129	e	Renishaw plc	1,515
364,454	*	Research In Motion Ltd	5,285
870,227	*	Research In Motion Ltd (Canada)	12,642
79,940	e	Richardson Electronics Ltd	982
603,228	e	Ricoh Co Ltd	5,247
54,348		Rimage Corp	611
42,500		Riso Kagaku Corp	606
3,588,000	*	Ritek	541
428,072	*,e	Riverbed Technology, Inc	10,060
122,975	*,e	Rofin-Sinar Technologies, Inc	2,810
65,119	*,e	Rogers Corp	2,400
11,200		Roland DG Corp	124
40,400	e	Ryosan Co Ltd	854
32,700		Ryoyo Electro Corp	362

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,150		Sam Young Electronics Co Ltd	$260
86,052		Samsung Electro-Mechanics Co Ltd	5,818
44,696		Samsung SDI Co Ltd	5,188
2,436,104	*,e	SanDisk Corp	119,881
158,413	*	Sandvine Corp	177
362,506	*,e	Sanmina-SCI Corp	3,375
33,200	e	Sanshin Electronics Co Ltd	275
134,536	*,e	Scansource, Inc	4,843
162,811	*,e	SCM Microsystems, Inc	363
925,500	e	Seagate Technology, Inc	15,178
31,760	e	Seiko Epson Corp	420
217,000		Senao International Co Ltd	664
132,000		Sercomm Corp	136
12,421		SFA Engineering Corp	659
308,800	*	Shanghai Potevio Co Ltd	158
20,700	*,m	Shenzhen SEG Co Ltd	8
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	82
70,289		Shimadzu Corp	593
23,200		Shinko Shoji Co Ltd	184
249,486	*,e	ShoreTel, Inc	1,592
535,000	*	Shuttle, Inc	143
37,711	*	Sierra Wireless, Inc	265
18,600	e	Siix Corp	236
2,242,000	e	SIM Technology Group Ltd	218
277,739		Simplo Technology Co Ltd	1,616
548,000		Sinbon Electronics Co Ltd	345
15,658		Sindoh Co Ltd	673
1,242,000	*	Sintek Photronic Corp	500
330,000		Sirtec International Co Ltd	361
86,000	e	SMK Corp	277
7,363		SNU Precision Co Ltd	68
823,140	*,e	Sonus Networks, Inc	1,976
271,360		Spectris plc	5,422
1,012,418		Spirent Communications plc	1,848
53,100	e	Star Micronics Co Ltd	478
148,868	*,e	STEC, Inc	1,279
330,286		Sterlite Technologies Ltd	176
81,850	*,e	Stratasys, Inc	2,489
238,000		Sunrex Technology Corp	129
99,679	*,e	Super Micro Computer, Inc	1,563
14,356		Suprema, Inc	156
40,000		Supreme Electronics Co Ltd	19
656,686	*	SVA Electron Co Ltd	244
77,139	*,e	Sycamore Networks, Inc	1,381
220,028	*	Symmetricom, Inc	1,186
165,329	*,e	Synaptics, Inc	4,985
246,000		Syncmold Enterprise Corp	263
138,151	*,e	SYNNEX Corp	4,208
1,889,198		Synnex Technology International Corp	4,556
165,972		Taiflex Scientific Co Ltd	182
263,160		Taiwan PCB Techvest Co Ltd	202
132,803	e	Taiyo Yuden Co Ltd	988

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

152,000	e	Tamura Corp	$362
2,037,000	e	TCL Communication Technology Holdings Ltd	911
225,116		TDK Corp	9,928
75,309	*,e	Tech Data Corp	3,721
164,558	e	Technitrol, Inc	461
292,909	*	Tekelec	3,201
599,074		Tellabs, Inc	2,420
111,280		Test Research, Inc	103
319,000		Thinking Electronic Industrial Co Ltd	277
8,199		Thrane & Thrane AS	365
55,991		TKH Group NV	1,223
107,000	*,e	Toko, Inc	183
135,105	e	Tokyo Denpa Co Ltd	624
151,625		Tong Hsing Electronic Industries Ltd	366
81,100	e	Topcon Corp	372
66,618		Topoint Technology Co Ltd	40
6,721,371	e	Toshiba Corp	27,430
179,000		Toshiba TEC Corp	635
63,200	e	Toyo Corp/Chuo-ku	664
119,450	*	TPK Holding Co Ltd	1,553
1,754,000		Tpv Technology Ltd	320
248,868	*	Trimble Navigation Ltd	10,801
507,832		Tripod Technology Corp	1,223
22,831		Triveni Turbine Ltd	15
2,850,000		Truly International Holdings	493
436,232		TT electronics plc	910
244,249	*,e	TTM Technologies, Inc	2,677
512,039		TXC Corp	586
23,700	*,e	Ubiquiti Networks, Inc	432
6,914	*	U-Blox AG.	302
211,200		Uchi Technologies BHD	73
15,742		Uju Electronics Co Ltd	318
197,000		Uniden Corp	657
1,635,756		Unimicron Technology Corp	1,921
253,937		Unitech Printed Circuit Board Corp	101
170,591	*,e	Universal Display Corp	6,259
25	e	V Technology Co Ltd	114
405,795		Venture Corp Ltd	1,942
36,183	*,e	Veraz Networks, Inc	43
144,931	*,e	Viasat, Inc	6,684
11,882	*,e	Viasystems Group, Inc	201
244,231	*,e	Vishay Intertechnology, Inc	2,196
50,209	*,e	Vishay Precision Group, Inc	802
2,020,000	*	VST Holdings Ltd	251
231,600	e	Vtech Holdings Ltd	2,315
478	e	Wacom Co Ltd	725
44,042		Wah Hong Industrial Corp	55
1,777,767		Wah Lee Industrial Corp	2,112
476,769		Walsin Technology Corp	127
1,016,000	e	Wasion Group Holdings Ltd	300
637,350		Weikeng Industrial Co Ltd	424
209,863	*	Westell Technologies, Inc	466

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,606,146	*	Western Digital Corp	$49,710
232,500	e	Wi-Lan, Inc	1,340
42,020		Wincor Nixdorf AG.	1,877
1,882,962		Wintek Corp	1,335
2,834,496		Wistron Corp	3,586
351,545		Wistron NeWeb Corp	574
1,585,283		WPG Holdings Co Ltd	1,825
724,642		WT Microelectronics Co Ltd	935
308,000	*	WUS Printed Circuit Co Ltd	108
4,694,612		Xerox Corp	37,369
111,933	*,e	X-Rite, Inc	519
167,917		Xyratex Ltd	2,237
15,750	*,b,m	Ya Hsin Industrial Co Ltd	0	^
2,213,000		Yageo Corp	572
103,693		Yamatake Corp	2,253
175,203	e	Yaskawa Electric Corp	1,484
458,385	*,e	Yokogawa Electric Corp	4,116
141,000		Young Fast Optoelectronics Co Ltd	289
88,700	*	Zebra Technologies Corp (Class A)	3,174
229,000		Zinwell Corp	248
2,623,547	e	ZTE Corp	8,195
85,465	*,e	Zygo Corp	1,508
988,000		Zyxel Communications	535

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,767,377

TELECOMMUNICATION SERVICES - 3.5%
12,152	*	012 Smile.Communications Ltd	177
239,200	*,e	8x8, Inc	758
89,929	*,e	AboveNet, Inc	5,846
1,554,300		Advanced Info Service PCL	6,910
159,062	e,f	AFK Sistema (GDR) (purchased 03/30/07, cost $2,751)	2,670
179,790	e	Alaska Communications Systems Group, Inc	541
62,685		Allied Technologies Ltd	415
65,519,160	e	America Movil S.A. de C.V. (Series L)	74,277
3,322,974	*	American Tower Corp (Class A)	199,411
24,669,083		AT&T, Inc	745,994
41,029	e	Atlantic Tele-Network, Inc	1,602
96,883	*,e	Avanti Communications Group plc	435
1,657,200	*,e	Axtel SAB de CV	528
518,073	e	BCE, Inc	21,598
327,842		Belgacom S.A.	10,258
105,041		Bell Aliant Regional Communications Income Fund	2,948
2,060,850		Bezeq Israeli Telecommunication Corp Ltd	3,782
1,341,596		Bharti Airtel Ltd	8,669
14,524	*,e	Boingo Wireless, Inc	125
749,262		Brasil Telecom S.A. (Preference)	4,370
18,305,368		BT Group plc	54,260
12,465,768	e	Cable & Wireless plc	7,382
5,388,169		Cable & Wireless Worldwide	1,360
129,171	*,e	Cbeyond Communications, Inc	1,035
39,300		Cellcom Israel Ltd	659
3,699,100	e	CenturyTel, Inc	137,607

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,015,768		China Communications Services Corp Ltd	$1,803
10,085,890		China Mobile Hong Kong Ltd	97,990
23,119,889		China Telecom Corp Ltd	13,150
13,001,601	e	China Unicom Ltd	27,409
509,933	*,e	Chorus Ltd	1,238
6,035,118		Chunghwa Telecom Co Ltd	19,937
993,555	e	Cincinnati Bell, Inc	3,010
1,320,000	e	Citic 1616 Holdings Ltd	271
3,282,000	*	Citic 21CN Co Ltd	181
679,000	e	City Telecom (HK) Ltd	354
3,093,339	*,e	Clearwire Corp (Class A)	6,001
178,492	*	Cogent Communications Group, Inc	3,015
431,965	*,e	Colt Telecom Group S.A.	611
164,608	e	Consolidated Communications Holdings, Inc	3,136
1,419,945	*	Crown Castle International Corp	63,614
5,769,322		Deutsche Telekom AG.	66,179
4,948,900		Digi.Com BHD	6,053
94,971		Drillisch AG.	871
39,782		Egyptian Co for Mobile Services	519
17,752	e	Elisa Oyj (Series A)	370
277,064		Empresa Nacional de Telecomunicaciones S.A.	5,147
102,911	*,e	Fairpoint Communications, Inc	446
3,434,019		Far EasTone Telecommunications Co Ltd	6,451
1,983,690		France Telecom S.A.	31,048
300,380	e	Freenet AG.	3,885
1,624,108	e	Frontier Communications Corp	8,364
202,490	*,e	General Communication, Inc (Class A)	1,982
380,921	*,e	Globalstar, Inc	206
48,200		Globe Telecom, Inc	1,246
23,164		Hellenic Telecommunications Organization S.A.	86
39,925	e	HickoryTech Corp	442
301,960	*	HKT Trust and HKT Ltd	177
2,108,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	810
232,981	*	Idea Cellular Ltd	361
180,983	e	IDT Corp (Class B)	1,698
172,388		iiNET Ltd	503
4,881	e	Iliad S.A.	601
119,433	*,e	inContact, Inc	529
1,177,757		Inmarsat plc	7,376
8,299	*	Internet Gold-Golden Lines Ltd	95
171,697	*,e	Iridium Communications, Inc	1,324
1,807,800		Jasmine International PCL	118
279,401	*,e	Jazztel plc	1,347
1,129,843		Kcom Group plc	1,228
3,997	e	KDDI Corp	25,670
161,000		Keppel Telecommunications & Transportation Ltd	138
90,052		KT Corp	2,792
305,427	*,e	Leap Wireless International, Inc	2,837
245,460	*	Level 3 Communications, Inc	4,170
524,166		LG Telecom Ltd	3,372
62,130	*	Lumos Networks Corp	953
118,984		M2 Telecommunications Group Ltd	340

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

489,804		Magyar Telekom	$1,043
277,502	*	Mahanagar Telephone Nigam	119
59,600		Manitoba Telecom Services, Inc	1,736
257,125		Maroc Telecom	4,059
3,563,900		Maxis BHD	6,158
4,479,355	*,e	MetroPCS Communications, Inc	38,881
57,223	e	Millicom International Cellular S.A.	5,717
884,598	e	Mobile TeleSystems (ADR)	12,986
508,809		MobileOne Ltd	981
19,142		Mobistar S.A.	999
3,130,084	e	MTN Group Ltd	55,613
640,645	*	Netia S.A.	981
133,900	*,e	Neutral Tandem, Inc	1,431
1,064,317	*	NII Holdings, Inc (Class B)	22,670
1,668,789		Nippon Telegraph & Telephone Corp	84,958
62,700		NTELOS Holdings Corp	1,278
14,785		NTT DoCoMo, Inc	27,146
4,005,036	*	Orascom Telecom Holding SAE	1,979
155,203		Partner Communications	1,378
13,890,161		PCCW Ltd	4,766
127,762		Philippine Long Distance Telephone Co	7,419
150,720	e	Portugal Telecom SGPS S.A.	868
246,542	*,e	Premiere Global Services, Inc	2,088
27,998,500	*	PT Bakrie Telecom Tbk	802
1,740,000		PT Excelcomindo Pratama	867
1,369,176		PT Indosat Tbk	852
13,265,521		PT Telekomunikasi Indonesia Tbk (Series B)	10,288
109,837	*	QSC AG.	296
759,269		Reliance Communication Ventures Ltd	999
434,972	e	Rogers Communications, Inc (Class B)	16,758
349,645	e	Rostelecom (ADR)	9,847
1,674,429		Royal KPN NV	19,988
727,372	*,e	SBA Communications Corp (Class A)	31,248
104,225		Shenandoah Telecom Co	1,092
6,340,773		Singapore Telecommunications Ltd	15,102
327,329	*	SK Broadband Co Ltd	985
55,551		SK Telecom Co Ltd	6,830
1,340,518	e	SmarTone Telecommunications Holding Ltd	2,311
1,044,993		Softbank Corp	30,689
252,616	e	Sonaecom - SGPS S.A.	396
9,322,275	*	Sprint Nextel Corp	21,814
706,321	e	StarHub Ltd	1,585
45,421	e	SureWest Communications	546
6,543		Swisscom AG.	2,475
4,218,443		Taiwan Mobile Co Ltd	13,143
670,065	e	TalkTalk Telecom Group plc	1,408
924,890	*	Tata Teleservices Maharashtra Ltd	207
1,099,264	e	TDC AS	8,803
150,513		Tele Norte Leste Participacoes S.A.	1,732
646,994		Tele Norte Leste Participacoes S.A. (Preference)	6,091
635,521	e	Tele2 AB (B Shares)	12,316
3,882,280		Telecom Corp of New Zealand Ltd	6,220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

543,163		Telecom Egypt	$1,195
8,760,081		Telecom Italia RSP	7,839
12,809,556		Telecom Italia S.p.A.	13,692
56,073		Telecom Plus plc	673
613,417		Telefonica Brasil S.A.	17,068
227,407		Telefonica O2 Czech Republic AS	4,410
2,207,774		Telefonica S.A.	38,036
254,887		Telekom Austria AG.	3,049
4,792,200		Telekom Malaysia BHD	7,502
1,644,801		Telekomunikacja Polska S.A.	8,198
73,696		Telemar Norte Leste S.A.	1,769
80,717		Telenet Group Holding NV	3,074
977,227		Telenor ASA	15,991
350,278	e	Telephone & Data Systems, Inc	9,069
1,385,366		TeliaSonera AB	9,387
390,212	e	Telkom S.A. Ltd	1,401
13,875,535		Telstra Corp Ltd	47,191
86,674		TELUS Corp	4,904
220,697	e	TELUS Corp, non-voting shares	11,837
398,400	*	Thaicom PCL	129
1,451,262		Tim Participacoes S.A.	7,189
1,089	e	Tim Participacoes S.A. (ADR)	28
3,773,600	*	Time dotCom BHD	862
4,318,900		TM International BHD	7,003
155,812	*,e	Towerstream Corp	327
377,993	e	TPG Telecom Ltd	514
486,822	*	True Corp PCL	48
17,567		Tulip Telecom Ltd	34
882,219		Turk Telekomunikasyon AS	3,265
1,040,781		Turkcell Iletisim Hizmet AS	4,905
243,883	*	tw telecom inc (Class A)	4,726
24,389	*	US Cellular Corp	1,064
138,397		USA Mobility, Inc	1,920
15,428,280	e	Verizon Communications, Inc	618,984
1,474,794		Vivendi Universal S.A.	32,194
738,609	e	Vodacom Group Pty Ltd	8,136
66,057,032		Vodafone Group plc	184,173
883,841	e	Vodafone Group plc (ADR)	24,774
971,721	*,e	Vonage Holdings Corp	2,381
1,020,067		Windstream Corp	11,976

		TOTAL TELECOMMUNICATION SERVICES	3,356,932

TRANSPORTATION - 1.9%
559,418		Abertis Infraestructuras S.A.	8,890
45,012	*	ACE Aviation Holdings, Inc (Class A)	471
272,473	*	AER Lingus	222
6,543	e	Aeroports de Paris	448
53,088	*,e	Air Berlin plc	171
5,672,600	e	Air China Ltd	4,174
184,159	*,e	Air France-KLM	941
386,370	e	Air New Zealand Ltd	270
208,807	*	Air Transport Services Group, Inc	986

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,095,000		AirAsia BHD	$2,489
182,433	*,e	Alaska Air Group, Inc	13,699
113,110		Alexander & Baldwin, Inc	4,617
571,052		All America Latina Logistica S.A.	2,847
1,833,324	e	All Nippon Airways Co Ltd	5,123
56,918	*,e	Allegiant Travel Co	3,036
40,278	*,e	Amerco, Inc	3,561
954,000		Anhui Expressway Co	559
1,161,719		Ansaldo STS S.p.A.	11,019
812		AP Moller - Maersk AS (Class A)	5,044
3,797	e	AP Moller - Maersk AS (Class B)	24,974
126,373		Arkansas Best Corp	2,435
965,573		Asciano Group	4,437
192,560	*	Asiana Airlines	1,082
132,371	*	Atlas Air Worldwide Holdings, Inc	5,087
889,826		Auckland International Airport Ltd	1,743
1,207,771	e	Australian Infrastructure Fund	2,377
104,553	e	Autostrada Torino-Milano S.p.A.	1,010
378,830	e	Autostrade S.p.A.	6,047
400,080	*	Avis Budget Group, Inc	4,289
61,165	e	Baltic Trading Ltd	291
989,200		Bangkok Expressway PCL	570
331,000	*	Bangkok Metro PCL	6
783,996		BBA Aviation plc	2,164
2,937,600		Beijing Capital International Airport Co Ltd	1,473
241,515	e	Brisa-Auto Estradas de Portugal S.A.	794
1,021,104	e	Canadian National Railway Co	80,335
287,519	e	Canadian Pacific Railway Ltd	19,477
4,133,773	e	Cathay Pacific Airways Ltd	7,068
522,750		Cebu Air, Inc	773
195,228		Celadon Group, Inc	2,306
14,613		Celebi Hava Servisi	146
3,286		Central Japan Railway Co	27,731
598,830		CH Robinson Worldwide, Inc	41,786
2,910,127		China Airlines	1,267
1,730,321	e	China Merchants Holdings International Co Ltd	5,005
10,698,800	*,e	China Shipping Container Lines Co Ltd	2,425
1,959,300	e	China Shipping Development Co Ltd	1,219
4,802,000	*,e	China Southern Airlines Co Ltd	2,420
254,000		Chinese Maritime Transport Ltd	344
1,331,148		Cia de Concessoes Rodoviarias	8,721
19,207		Clarkson plc	343
2,721,631	e	ComfortDelgro Corp Ltd	2,970
16,776		Compagnie Maritime Belge S.A.	367
2,670,932		Compania SudAmericana de Vapores S.A.	519
93,382		Con-Way, Inc	2,723
297,409		Copa Holdings S.A. (Class A)	17,449
4,212,475	e	COSCO Holdings	2,063
3,302,000	e	COSCO Pacific Ltd	3,846
212,233	e	Costamare, Inc	3,005
18,270	*,e	Covenant Transportation Group, Inc	54
3,918,698		CSX Corp	82,528

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

293,000		CWT Ltd	$223
30,517	e	D/S Norden	713
173,000	*,e	Daiichi Chuo Kisen Kaisha	224
892,050		Dazhong Transportation Group Co Ltd	427
3,087,993	*	Delta Air Lines, Inc	24,981
1,076,975		Deutsche Lufthansa AG.	12,810
629,108		Deutsche Post AG.	9,672
4,583		Dfds AS	283
113,642	*,e	Dollar Thrifty Automotive Group, Inc	7,984
150,736		DSV AS	2,694
380,241	*,e	Eagle Bulk Shipping, Inc	358
626,325		East Japan Railway Co	39,921
235,547	*,e	easyJet plc	1,433
394,400		EcoRodovias Infraestrutura e Logistica S.A.	2,950
2,081,772		Eva Airways Corp	1,318
2,191,407		Evergreen Marine Corp Tawain Ltd	1,106
369,131	*,e	Excel Maritime Carriers Ltd	535
565,312		Expeditors International Washington, Inc	23,155
885,466		FedEx Corp	73,946
77,000		First Steamship Co Ltd	90
808,826	e	Firstgroup plc	4,239
12,314	e	Flughafen Wien AG.	466
7,360		Flughafen Zuerich AG.	2,553
119,314	e	Forward Air Corp	3,824
35,194		Fraport AG. Frankfurt Airport Services Worldwide	1,730
317,795		Freightways Ltd	910
307,000	e	Fukuyama Transporting Co Ltd	1,853
6,917		Gateway Distriparks Ltd	17
1,348,924	*,e	Gemina S.p.A.	1,040
162,233	*,e	Genco Shipping & Trading Ltd	1,097
154,648	*,e	Genesee & Wyoming, Inc (Class A)	9,369
22,532	f	Globaltrans Investment plc (GDR) (purchased 07/05/10, cost $338)	309
16,995		GLOVIS Co Ltd	2,838
97,422	e	Go-Ahead Group plc	2,087
171,962		Gol Linhas Aereas Inteligentes S.A.	1,147
433,000		Golden Ocean Group Ltd	272
518,000		Goodpack Ltd	553
819,717		Grindrod Ltd	1,420
364,279		Groupe Eurotunnel S.A.	2,471
57,300	*	Grupo Aeromexico SAB de C.V.	97
205,100		Grupo Aeroportuario del Centro Norte Sab de C.V.	321
973,891	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,296
439,700	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	2,475
303,560		Guangdong Provincial Expressway Development Co Ltd	90
1,214,000		GZI Transportation Ltd	531
132,000		Hainan Meilan International Airport Co Ltd	90
48,598	e	Hamburger Hafen und Logistik AG.	1,434
168,340		Hanjin Shipping Co Ltd	1,662
37,170		Hanjin Shipping Holdings Co Ltd	248
4,330		Hanjin Transportation Co Ltd	81
194,815	*,e	Hawaiian Holdings, Inc	1,130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

201,734	e	Heartland Express, Inc	$2,883
656,596	*,e	Hertz Global Holdings, Inc	7,695
68,500		Hitachi Transport System Ltd	1,175
69,200		Hong Kong Aircraft Engineerg	890
7,585		Hopewell Highway Infrastructure Ltd	4
181,441	*,e	Hub Group, Inc (Class A)	5,884
5,229,294	e	Hutchison Port Holdings Trust	3,235
49,520		Hyundai Merchant Marine Co Ltd	1,081
107,757	e	Iino Kaiun Kaisha Ltd	450
1,490,323	*	International Consolidated Airlines	3,342
998,510		International Container Term Services, Inc	1,208
31,722	e	International Shipholding Corp	593
30,212		Irish Continental Group plc	593
933,944		J.B. Hunt Transport Services, Inc	42,093
52,855	e	Japan Airport Terminal Co Ltd	688
143,602	*	Jet Airways India Ltd	459
2,626,987	*,e	JetBlue Airways Corp	13,660
2,196,000	e	Jiangsu Express	2,015
166,000		Jinzhou Port Co Ltd	82
99,500		Julio Simoes Logistica S.A.	498
487,083		Kamigumi Co Ltd	4,204
1,047,241	*	Kansas City Southern Industries, Inc	71,223
3,562,538	e	Kawasaki Kisen Kaisha Ltd	6,414
358,263	e	Keihin Electric Express Railway Co Ltd	3,218
441,104	e	Keio Corp	3,111
206,128		Keisei Electric Railway Co Ltd	1,516
1,214,487	e	Kintetsu Corp	4,744
19,200		Kintetsu World Express, Inc	558
317,816	*	Kirby Corp	20,924
279,533	e	Knight Transportation, Inc	4,372
88,391		Koninklijke Vopak NV	4,661
13,321	*	Korea Express Co Ltd	869
59,457		Korean Air Lines Co Ltd	2,250
23,600		Kuehne & Nagel International AG.	2,643
194,303		Lan Airlines S.A.	4,578
233,005		Landstar System, Inc	11,166
393,700	*	LLX Logistica S.A.	711
177,792		Localiza Rent A Car	2,440
42,200	*	Log-in Logistica Intermodal S.A.	155
515,893	*,e	Macquarie Atlas Roads Group	712
153,897		Mainfreight Ltd	1,184
282,500		Malaysia Airports Holdings BHD	517
344,500	*	Malaysian Airline System BHD	141
246,800		Malaysian Bulk Carriers BHD	120
201,000	*	Manhattan Resources Ltd	146
72,404		Marten Transport Ltd	1,303
103,000		Maruzen Showa Unyu Co Ltd	331
346,609	*	Mercator Lines Ltd	105
544,778		Mermaid Marine Australia Ltd	1,582
1,263,000		MISC BHD	2,177
81,556		Mitsubishi Logistics Corp	903
879,079		Mitsui OSK Lines Ltd	3,390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

223,610		Mitsui-Soko Co Ltd	$841
1,039,108		MTR Corp	3,358
492,826		Mundra Port and Special Economic Zone Ltd	1,112
1,061,773	e	National Express Group plc	3,673
856,658	e	Neptune Orient Lines Ltd	741
668,134		Nippon Express Co Ltd	2,597
136,500		Nippon Konpo Unyu Soko Co Ltd	1,469
2,344,348	e	Nippon Yusen Kabushiki Kaisha	5,975
523,714		Nishi-Nippon Railroad Co Ltd	2,506
96,000		Nissin Corp	234
1,482,109		Norfolk Southern Corp	107,985
303,188	*	Northgate plc	904
27,912	*	Norwegian Air Shuttle AS	257
75,378	f	Novorossiysk Commercial Sea Port (GDR) (purchased 11/03/10, cost $687)	564
476,763	e	Odakyu Electric Railway Co Ltd	4,609
82,363	e	Oesterreichische Post AG.	2,480
235,231	*,e	Old Dominion Freight Line	9,534
716,976		Orient Overseas International Ltd	4,168
194,788	*,e	Pacer International, Inc	1,042
2,958,290		Pacific Basin Shipping Ltd	1,181
18,886	*	Panalpina Welttransport Holding AG.	1,927
32,364	*	Park-Ohio Holdings Corp	577
27,231	*,e	Patriot Transportation Holding, Inc	591
654,700		Pos Malaysia & Services Holdings BHD	535
550,600		Precious Shipping PCL	282
12,753,500	*	PT Berlian Laju Tanker Tbk	265
1,390,500		PT Citra Marga Nusaphala Persada Tbk	257
6,940,500	*	PT Garuda Indonesia Tbk	363
908,000		PT Jasa Marga Tbk	420
4,544,000		PT Trada Maritime Tbk	496
4,917,388	*	Qantas Airways Ltd	7,320
1,358,883	e	QR National Ltd	4,747
75,266	*	Quality Distribution, Inc	847
478,053		Qube Logistics Holdings Ltd	649
109,576	*,e	RailAmerica, Inc	1,632
159,421	*,e	Republic Airways Holdings, Inc	547
362,000		Road King Infrastructure	207
50,198	*	Roadrunner Transportation Services Holdings, Inc	709
55,719	*	Ryanair Holdings plc	261
139,031	*	Ryanair Holdings plc (ADR)	3,873
131,557		Ryder System, Inc	6,991
534,000		Sagami Railway Co Ltd	1,636
98,981	*,e	Saia, Inc	1,235
96	*,m	SAir Group	0	^
388,000		Sankyu, Inc	1,462
120,600		Santos Brasil Participacoes S.A.	1,595
232,067	*,e	SAS AB	269
29,200		Sebang Co Ltd	410
418,000		Seino Holdings Corp	3,232
116,000		Senko Co Ltd	460
356,700		Shandong Airlines Co Ltd	526

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

310,560	m	Shanghai Jinjiang International Investment Holdings Co	$228
141,400		Shenzhen Chiwan Petroleum	134
259,100	m	Shenzhen Chiwan Wharf Holdings Ltd	281
876,000	e	Shenzhen Expressway Co Ltd	369
14,295,000		Shenzhen International Holdings	937
94,000		Shibusawa Warehouse Co Ltd	262
438,000		Shih Wei Navigation Co Ltd	360
249,000		Shinwa Kaiun Kaisha Ltd	373
1,372,000	e	Shun TAK Holdings Ltd	510
480,000		Sincere Navigation	402
278,005		Singapore Airlines Ltd	2,176
926,000		Singapore Airport Terminal Services Ltd	1,533
1,683,419		Singapore Post Ltd	1,213
2,151,000		Sinotrans Ltd	382
2,700,000	e	Sinotrans Shipping Ltd	655
38,593		Sixt AG.	681
38,486		Sixt AG. (Preference)	622
173,927		Skymark Airlines, Inc	2,305
231,576	e	Skywest, Inc	2,916
1,473,000	e	SMRT Corp Ltd	2,008
203,330		Societa Iniziative Autostradali e Servizi S.p.A.	1,528
2,970,370	e	Southwest Airlines Co	25,425
2,391,386	*	SpiceJet Ltd	758
61,350	*,e	Spirit Airlines, Inc	957
732,271	e	Stagecoach Group plc	3,093
446,897	e	Stobart Group Ltd	833
56,062	e	Stolt-Nielsen S.A.	1,123
73,400	e	Student Transportation, Inc	473
115,390		STX Pan Ocean Co Ltd	610
228,767	e	Sumitomo Warehouse Co Ltd	1,084
900,684	*,e	Swift Transportation Co, Inc	7,422
501,760		Sydney Airport	1,364
516,000		T.Join Transportation Co	529
214,000		Taiwan Navigation Co Ltd	222
101,570		Tam S.A. (Preference)	1,944
395,532	*	TAV Havalimanlari Holding AS	1,679
55,000		Tegma Gestao Logistica	756
331,100		Thai Airways International PCL	210
69,700		Thoresen Thai Agencies PCL	43
415,500	*	Tianjin Marine Shipping Co Ltd	123
4,626,000		Tianjin Port Development Holdings Ltd	605
379,000	*,e	Tiger Airways Holdings Ltd	185
56,274		TNT Express NV	419
2,307,955		TNT NV	7,323
771,534	e	Tobu Railway Co Ltd	3,937
1,995,170	e	Tokyu Corp	9,825
1,313,383	e	Toll Holdings Ltd	5,655
53,200		TPI-Triunfo Participacoes e Investimentos S.A.	268
99,253	f	TransContainer OAO (GDR) (purchased 03/30/11, cost $1,064)	774
173,256		TransForce, Inc	2,202
983,666	e	Transurban Group	5,650

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

622,152	*	Turk Hava Yollari	$696
2,719,985	*,e	UAL Corp	51,325
95,532	*,e	Ultrapetrol Bahamas Ltd	285
1,279,300		U-Ming Marine Transport Corp	1,893
2,452,077		Union Pacific Corp	259,772
4,207,193		United Parcel Service, Inc (Class B)	307,925
38,023		Universal Truckload Services, Inc	690
839,785	*,e	US Airways Group, Inc	4,258
874,811		UTI Worldwide, Inc	11,626
67,336	*	Virgin Australia Holdings Ltd	20
11,668		VTG AG.	201
55,218	*	Vueling Airlines S.A.	275
1,111,057		Wan Hai Lines Ltd	537
207,000		Werner Enterprises, Inc	4,989
118,402	*,e	Wesco Aircraft Holdings, Inc	1,656
417,392		West Japan Railway Co	18,136
168,472		Wincanton plc	163
390,500		Wisdom Marine Lines Co Ltd	496
6,850,000		Xiamen International Port Co Ltd	1,012
497,757		Yamato Transport Co Ltd	8,378
3,022,415		Yang Ming Marine Transport	1,206
20,400		Yusen Air & Sea Service Co Ltd	261
5,360,000		Zhejiang Expressway Co Ltd	3,472
40,279	*,e	Zipcar, Inc	540

		TOTAL TRANSPORTATION	1,934,334

UTILITIES - 3.7%
7,297,990	e	A2A S.p.A.	6,839
4,029,931		Aboitiz Power Corp	2,751
194,516	e	Acciona S.A.	16,718
1,658,213	e	ACEA S.p.A.	10,456
1,771,964	*	AES Corp	20,980
4,156,082		AES Gener S.A.	2,200
165,244		AES Tiete S.A.	2,381
551,746	e	AGL Energy Ltd	8,073
517,009	e	AGL Resources, Inc	21,849
42,810	*	Akenerji Elektrik Uretim AS	42
22,453		Alerion Industries S.p.A.	120
324,125	e	Algonquin Power & Utilities Corp	2,043
143,539		Allete, Inc	6,026
560,033		Alliant Energy Corp	24,703
635,549	e	Ameren Corp	21,056
1,654,715		American Electric Power Co, Inc	68,356
74,750	e	American States Water Co	2,609
1,152,106		American Water Works Co, Inc	36,706
997,925	e	APA Group	4,580
236,327	e	Aqua America, Inc	5,211
29,456	e	Artesian Resources Corp	555
89,273		Ascopiave S.p.A.	156
86,823		Atco Ltd	5,134
42,859		Athens Water Supply & Sewage Co S.A.	171
388,779	e	Atlantic Power Corp	5,560

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

142,834	e	Atlantic Power Corp (Toronto)	$2,036
149,082		Atmos Energy Corp	4,972
6,524,000	*	AVIC International Holding HK Ltd	209
280,192		Avista Corp	7,215
2,086,285		Babcock & Brown Wind Partners	575
5,004,000	*,e	Beijing Enterprises Water Group Ltd	1,364
72,135	*	BF Utilities Ltd	378
2,324,000	*	Binhai Investment Co Ltd	116
17,711	e	Bkw Fmb Energie AG.	618
162,908	e	Black Hills Corp	5,470
45,395	*	Boralex, Inc	318
61,358	*,e	Cadiz, Inc	591
158,034	e	California Water Service Group	2,886
3,717,375	*	Calpine Corp	60,704
222,664	e	Canadian Utilities Ltd	13,451
64,500	e	Capital Power Corp	1,590
5,569,410		Centerpoint Energy, Inc	111,890
390,910		Centrais Eletricas Brasileiras S.A.	3,739
329,324		Centrais Eletricas Brasileiras S.A. (Preference)	4,741
13,900		Centrais Eletricas de Santa Catarina S.A.	270
70,350		Central Vermont Public Service Corp	2,469
3,955,119		Centrica plc	17,764
11,094		CESC Ltd	42
322,401		CEZ AS	12,826
58,472	e	CH Energy Group, Inc	3,414
244,853		Challenger Infrastructure Fund	281
59,513	e	Chesapeake Utilities Corp	2,580
803,852	e	Cheung Kong Infrastructure Holdings Ltd	4,700
5,316,000		China Gas Holdings Ltd	2,436
2,890,000	e	China Longyuan Power Group Corp	2,253
5,300,000	*	China Oil and Gas Group Ltd	442
5,113,000	e	China Power International Development Ltd	1,196
8,540,000	*	China Power New Energy Development Co Ltd	399
1,268,000	e	China Resources Gas Group Ltd	1,808
2,476,599		China Resources Power Holdings Co	4,768
2,302,000	e	China Water Affairs Group Ltd	639
4,540,000	*	China WindPower Group Ltd	169
861,142		Chubu Electric Power Co, Inc	16,114
225,191	e	Chugoku Electric Power Co, Inc	3,946
314,773		Cia de Saneamento Basico do Estado de Sao Paulo	8,780
159,800		Cia de Saneamento de Minas Gerais-COPASA	2,861
56,445		Cia de Transmissao de Energia Electrica Paulista	1,755
635,037		Cia Energetica de Minas Gerais	11,327
225,471		Cia Energetica de Sao Paulo (Class B)	3,995
59,300		Cia Energetica do Ceara	1,095
362,719		Cia Paranaense de Energia	7,565
298,067		Cleco Corp	11,356
2,267,322		CLP Holdings Ltd	19,263
1,253,443	e	CMS Energy Corp	27,676
10,097,572		Colbun S.A.	2,585
34,129	e	Connecticut Water Service, Inc	926
861,505		Consolidated Edison, Inc	53,439

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

66,362	e	Consolidated Water Co, Inc	$569
756,134		Constellation Energy Group, Inc	29,995
1,117,552	*	Contact Energy Ltd	4,586
312,240		CPFL Energia S.A.	4,356
12,006,000	e	Datang International Power Generation Co Ltd	3,962
1,771,458		Dominion Resources, Inc	94,029
775,697		Drax Group plc	6,561
774,749		DTE Energy Co	42,185
1,885,345	e	DUET Group	3,385
5,451,207	e	Duke Energy Corp	119,927
442,292	*,e	Dynegy, Inc (Class A)	1,225
2,142,042		E.ON AG.	46,161
8,060		E1 Corp	372
2,869,082	e	Edison International	118,780
6,499,386	*,e	Edison S.p.A.	6,886
122,767		EDP - Energias do Brasil S.A.	2,731
261,796	*,e	EDP Renovaveis S.A.	1,599
205,009	e	El Paso Electric Co	7,102
151,641	e	Electric Power Development Co	4,032
180,821	e	Electricite de France	4,388
310,500		Electricity Generating PCL	947
347,552		Eletropaulo Metropolitana de Sao Paulo S.A.	6,801
55,184		Elia System Operator S.A.	2,135
161,184		Empire District Electric Co	3,399
1,082,351		Empresa Electrica del Norte Grande S.A.	2,881
5,250,448		Empresa Nacional de Electricidad S.A.	7,732
651,326		Enagas	12,025
202,741		Enea S.A.	1,054
1,822,537	e	Enel Green Power S.p.A	3,798
15,235,609		Enel S.p.A.	61,807
9,307,362		Energias de Portugal S.A.	28,745
1,234,339	*,e	Energy World Corp Ltd	861
19,284,366		Enersis S.A.	6,793
324,836		Entergy Corp	23,729
2,023,032		Envestra Ltd	1,476
1,327,000		Epure International Ltd	513
172,100		Equatorial Energia S.A.	1,169
48,270		EVN AG.	673
5,898,420	e	Exelon Corp	255,814
99,359	*,e	Fersa Energias Renovables S.A.	91
2,298,200	*	First Gen Corp	767
493,930		First Philippine Holdings Corp	693
2,353,253	e	FirstEnergy Corp	104,249
167,682	e	Fortis, Inc	5,493
769,412		Fortum Oyj	16,387
821,057		GAIL India Ltd	5,926
990,989		Gas Natural SDG S.A.	16,984
1,484,562		Gaz de France	40,340
148,038	*,e	Genie Energy Ltd	1,174
555,300		Glow Energy PCL	1,002
2,008,306	*	GMR Infrastructure Ltd	792
224,325		Great Plains Energy, Inc	4,886

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

264,000		Great Taipei Gas Co Ltd	$157
42,390	*	Greentech Energy Systems	133
10,588,000	e	Guangdong Investments Ltd	6,410
2,770		Gujarat Gas Co Ltd	19
194,239		Gujarat State Petronet Ltd	284
2,353,042	*	GVK Power & Infrastructure Ltd	512
1,065,699	e	Hastings Diversified Utilities Fund	2,228
331,611		Hawaiian Electric Industries, Inc	8,781
964,826		Hera S.p.A.	1,373
136,895		Hokkaido Electric Power Co, Inc	1,946
166,273		Hokuriku Electric Power Co	3,105
5,803,186	e	Hong Kong & China Gas Ltd	13,437
1,747,288		Hong Kong Electric Holdings Ltd	12,919
1,137,130	*	Huadian Energy Co Ltd	308
7,550,000	e	Huaneng Power International, Inc	4,000
723,000	e	Hyflux Ltd	671
901,042		Iberdrola S.A.	5,628
221,887		Idacorp, Inc	9,410
30,672		Indraprastha Gas Ltd	217
868,025	e	Infratil Ltd	1,269
155,523		Innergex Renewable Energy, Inc	1,572
126,639		Integrys Energy Group, Inc	6,861
488,301		Interconexion Electrica S.A.	2,821
1,724,904	e	International Power plc	9,019
661,907		Inversiones Aguas Metropolitanas S.A.	1,017
554,950	e	Iride S.p.A.	522
327,268		ITC Holdings Corp	24,833
135	*,e	Japan Wind Development Co Ltd	131
183,825	e	Just Energy Income Fund	2,068
1,573,771		Kansai Electric Power Co, Inc	24,175
9,877		Korea District Heating Corp	537
323,010	*	Korea Electric Power Corp	7,171
34,709		Korea Gas Corp	1,258
22,828	*	KSK Energy Ventures Ltd	16
405,799		Kyushu Electric Power Co, Inc	5,813
123,008		Laclede Group, Inc	4,978
86,300		Light S.A.	1,332
78,100	e	Macquarie Power & Infrastructure Income Fund	292
260,400	*,e	Magma Energy Corp	105
383,107		Manila Electric Co	2,162
1,963,500		Manila Water Co, Inc	869
408,333		MDU Resources Group, Inc	8,763
105,080		MGE Energy, Inc	4,915
59,914		Middlesex Water Co	1,118
23,500	*	MPX Energia S.A.	586
184,089		National Fuel Gas Co	10,232
6,518,372		National Grid plc	63,005
203,469	e	New Jersey Resources Corp	10,011
1,434,393		NextEra Energy, Inc	87,326
3,290,501		NiSource, Inc	78,347
994,152		Northeast Utilities	35,859
93,859	e	Northland Power Income Fund	1,652

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

116,773	e	Northwest Natural Gas Co	$5,597
151,016		NorthWestern Corp	5,405
2,139,405	*	NRG Energy, Inc	38,765
203,734		NSTAR	9,567
1,254,884		NTPC Ltd	3,798
4,376,509	e	NV Energy, Inc	71,556
10,528	e	Oest Elektrizitatswirts AG. (Class A)	282
528,945		OGE Energy Corp	29,996
95,100		Okinawa Electric Power Co, Inc	4,054
381,218	e	Oneok, Inc	33,049
69,934	e	Ormat Technologies, Inc	1,261
4,267,406		Osaka Gas Co Ltd	16,860
143,952	e	Otter Tail Corp	3,170
20,839	e	Pennichuck Corp	601
537,808	e	Pennon Group plc	5,956
1,038,075	e	Pepco Holdings, Inc	21,073
1,717,600		Petronas Gas BHD	8,232
1,563,535	e	PG&E Corp	64,449
368,662		Piedmont Natural Gas Co, Inc	12,527
568,520	e	Pinnacle West Capital Corp	27,391
335,644		PNM Resources, Inc	6,119
11,070,850		PNOC Energy Development Corp	1,590
1,056,136		Polska Grupa Energetyczna S.A.	6,315
350,743		Portland General Electric Co	8,870
1,767,835		Power Grid Corp of India Ltd	3,330
2,193,582	e	PPL Corp	64,535
1,257,671		Progress Energy, Inc	70,455
16,873,500		PT Perusahaan Gas Negara	5,902
263,957		PTC India Ltd	193
188,180		Public Power Corp	922
1,655,639		Public Service Enterprise Group, Inc	54,653
377,000	*	Puncak Niaga Holding BHD	115
7,260		Pusan City Gas Co Ltd	117
826,246	e	Questar Corp	16,409
954,500		Ratchaburi Electricity Generating Holding PCL	1,331
52,190	e	Red Electrica de Espana	2,229
254,045	e	Redes Energeticas Nacionais S.A.	693
313,716		Reliance Energy Ltd	2,010
721,529	*	Reliance Power Ltd	963
6,819,331	*	RRI Energy, Inc	17,798
42,746		Rubis	2,228
1,631,562		RusHydro (ADR)	4,969
738,762	e	RWE AG.	25,933
299		RWE AG. (Preference)	10
7,968		Samchully Co Ltd	633
183,120	e	SCANA Corp	8,251
1,116,194		Scottish & Southern Energy plc	22,343
23,693		Sechilienne-Sidec	335
519,970		Sempra Energy	28,598
232,266	e	Severn Trent plc	5,390
192,650		Shikoku Electric Power Co, Inc	5,527
116,000		Shizuoka Gas Co Ltd	734

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

56,993	e	SJW Corp	$1,347
2,107,396		Snam Rete Gas S.p.A.	9,282
120,627		South Jersey Industries, Inc	6,853
3,162,530		Southern Co	146,394
236,320	e	Southwest Gas Corp	10,041
1,203,892		SP AusNet	1,155
1,859,524	f	Spark Infrastructure Group (purchased 05/29/09, cost $1,828)	2,612
210,393		Suez Environnement S.A.	2,417
1,214,450		Taiwan Cogeneration Corp	762
1,390,893		Tata Power Co Ltd	2,283
2,333,166		Tauron Polska Energia S.A.	3,604
353,933		TECO Energy, Inc	6,774
3,726,518		Tenaga Nasional BHD	6,928
47,811		Terna Energy S.A.	81
2,546,951		Terna Rete Elettrica Nazionale S.p.A.	8,571
3,045,800		Thai Tap Water Supply PCL	487
99,391	*,e	Theolia S.A.	110
440,208		Toho Gas Co Ltd	2,803
766,898	e	Tohoku Electric Power Co, Inc	7,368
1,548,806	*,e	Tokyo Electric Power Co, Inc	3,717
6,202,585		Tokyo Gas Co Ltd	28,585
1,176,000		Towngas China Co Ltd	635
196,920		Tractebel Energia S.A.	3,163
315,219	e	TransAlta Corp	6,504
178,665		UGI Corp	5,253
240,399	e	UIL Holdings Corp	8,503
189,770		Unisource Energy Corp	7,006
513,986		United Utilities Group plc	4,833
43,250		Unitil Corp	1,227
205,989	e	Utilities Select Sector SPDR Fund	7,411
68,500		Valener, Inc	1,074
499,848		Vector Ltd	959
215,420		Vectren Corp	6,512
572,960		Veolia Environnement	6,278
381,090		Westar Energy, Inc	10,968
254,864	e	WGL Holdings, Inc	11,270
808,179		Wisconsin Energy Corp	28,254
4,124,023		Xcel Energy, Inc	113,989
1,166,000	e	Xinao Gas Holdings Ltd	3,733
1,090		YESCO Co Ltd	24
54,365	e	York Water Co	959
7,867,925		YTL Corp BHD	3,670
4,703,290		YTL Power International BHD	2,640
1,808,530		Zhejiang Southeast Electric Power Co (Class B)	784
52,000	*	Zhengzhou Gas Co Ltd	108
354,478	*	Zorlu Enerji Elektrik Uretim AS	278

		TOTAL UTILITIES	3,546,715

		TOTAL COMMON STOCKS	96,190,534

		(Cost $93,929,123)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

PREFERRED STOCKS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
319,300		Daishin Securities Co Ltd Pref 2	$1,899

		TOTAL DIVERSIFIED FINANCIALS	1,899

FOOD, BEVERAGE & TOBACCO - 0.0%
1,270,776		Ambev Cia De Bebidas Das	45,851

		TOTAL FOOD, BEVERAGE & TOBACCO	45,851

RETAILING - 0.0%
2,868	*	Orchard Supply Hardware Stores Corp	12

		TOTAL RETAILING	12

		TOTAL PREFERRED STOCKS	47,762

		(Cost $28,368)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
574,750	*	PT Multistrada Arah Sarana Tbk	0	^

		TOTAL AUTOMOBILES & COMPONENTS	0	^

CAPITAL GOODS - 0.0%
242,887	*	Gamuda Berhad	77
13,548	*	IJM Corp BHD - Warrants	7

		TOTAL CAPITAL GOODS	84

CONSUMER SERVICES - 0.0%
97,559	*	Juventus Football Club S.p.A	13
31,086	*	Kroton Educacional S.A.	9

		TOTAL CONSUMER SERVICES	22

DIVERSIFIED FINANCIALS - 0.0%
46,332	*	Oresund Investment AB	45

		TOTAL DIVERSIFIED FINANCIALS	45

ENERGY - 0.0%
123,722	*,e	Etablissements Maurel et Prom CW14	35
45,556	e,m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	35

FOOD, BEVERAGE & TOBACCO - 0.0%
143,327	*,e,m	Lonrho plc	0	^
8,333	*	Xiwang Sugar Holdings Co Ltd	0	^

		TOTAL FOOD, BEVERAGE & TOBACCO	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,300,000	m	EnteroMedics, Inc			$0	^

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			0	^

MATERIALS - 0.0%
1,558	*	Kinross Gold Corp			2
37,166	m	Metminco Ltd			0	^
696	m	Sahaviriya Steel Industries PCL			0	^

		TOTAL MATERIALS			2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
78,480	*	Sanofi-Aventis S.A.			94

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			94

REAL ESTATE - 0.0%
4,761,352	m	GPT Group			0	^
66,140	*	IJM Land BHD - CW13			19
24,524	*,m	Nieuwe Steen Investments NV			0	^
122,437	*	SP Setia BHD			34

		TOTAL REAL ESTATE			53

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,455	*	Hansol Technics Co Ltd			6

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6

TRANSPORTATION - 0.0%
5,499,313	*,m	Cia Sudamericana de Vapores S.A.			6
8,565	*	Gol Linhas Aereas Inteligentes S.A.			0	^

		TOTAL TRANSPORTATION			6

		TOTAL RIGHTS / WARRANTS			347

		(Cost $335)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 5.4%
GOVERNMENT AGENCY DEBT - 0.0%
$ 30,000,000	Federal Home Loan Bank (FHLB)	0.010%	02/24/12	29,999
4,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.047	01/09/12	4,000

	TOTAL GOVERNMENT AGENCY DEBT			33,999

TREASURY DEBT - 0.4%
55,200,000	United States Treasury Bill	0.020	02/16/12	55,199
16,500,000	United States Treasury Bill	0.020	04/19/12	16,499
34,400,000	United States Treasury Bill	0.015-0.030	05/03/12	34,397
88,900,000	United States Treasury Bill	0.010	05/10/12	88,890
52,000,000	United States Treasury Bill	0.020	05/17/12	51,993
34,500,000	United States Treasury Bill	0.040	05/24/12	34,495
5,150,000	United States Treasury Bill	0.042	05/31/12	5,149
57,000,000	United States Treasury Bill	0.035-0.040	06/07/12	56,989

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 32,000,000		United States Treasury Bill	0.045%	06/28/12	$31,991
7,000,000		United States Treasury Bill	0.098	09/20/12	6,996

		TOTAL TREASURY DEBT			382,598

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%
REPURCHASE AGREEMENTS - 4.5%
163,000,000	o	Barclays Capital	0.020	01/03/12	163,000
500,000,000	p	BNP	0.020	01/03/12	500,000
800,000,000	q	Calyon	0.030	01/03/12	800,000
40,000,000	r	Citigroup	0.020	01/03/12	40,000
787,000,000	s	CSFB	0.020	01/03/12	787,000
700,000,000	t	Deutsche Bank	0.000-0.010	01/03/12	700,000
225,000,000	u	HSBC	0.000	01/03/12	225,000
100,310,000	v	Merrill Lynch	0.020	01/03/12	100,310
125,000,000	w	Morgan Stanley	0.030	01/03/12	125,000
331,000,000	x	Royal Bank of Scotland	0.030	01/03/12	331,000
293,000,000	y	Societe Generale	0.030	01/03/12	293,000
226,000,000	z	UBS Warburg	0.020	01/03/12	226,000

		TOTAL REPURCHASE AGREEMENTS			4,290,310

VARIABLE RATE SECURITY - 0.5%
58,000,000		American Express Credit Account Master	0.580	10/15/12	58,129
51,000,000		Chase Issuance Trust 2007	0.640	06/15/12	50,985
18,360,272		Granite Master Issuer plc 2006	0.610	12/20/50	17,534
13,651,459		Granite Master Issuer plc 2007	0.540	12/20/50	13,037
7,733,653		Medallion Trust Series 2005	0.650	08/22/36	7,495
27,757,186		Nelnet Student Loan Trust 2006	0.650	11/23/18	27,717
22,557,875		Nelnet Student Loan Trust 2007	0.820	09/25/18	22,497
67,500,000		Permanent Master Issuer plc	0.860	10/15/33	67,469
16,673,800		Puma Global Mortgage Backed Trust	0.660	02/21/38	16,012
170,000,000		SLM Student Loan Trust 2007	0.610	01/25/19	164,194
38,377,658		SLM Student Loan Trust 2008	0.770	10/25/16	38,226

		TOTAL VARIABLE RATE SECURITY			483,295

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			4,773,605

		TOTAL SHORT-TERM INVESTMENTS			5,190,202

		(Cost $5,193,668)
		TOTAL INVESTMENTS - 104.8%			101,428,908
		(Cost $99,151,557)
		OTHER ASSETS & LIABILITIES, NET - (4.8)%			(4,646,107)

		NET ASSETS - 100.0%			$96,782,801

		Abbreviation(s):
ADR		American Depositary Receipt
ETF		Exchange Traded Fund
GDR		Global Depositary Receipt
NVDR		Non Voting Depository Receipt
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depository Receipts

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,715,283,000.
f	Restricted security. At 12/31/2011, the total value of these securities amounted to $140,740,000 or 0.2% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2011 the aggregate value of these securities amounted to $5,719,000 or 0.0% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Agreement with Barclays Capital, 0.02% dated 12/31/11 to be repurchased at $163,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $166,000,000.
p	Agreement with BNP, 0.02% dated 12/31/11 to be repurchased at $500,001,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $510,200,000.
q	Agreement with Calyon, 0.03% dated 12/31/11 to be repurchased at $800,003,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $816,000,000.
r	Agreement with Citigroup, 0.02% dated 12/31/11 to be repurchased at $40,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $40,800,000.
s	Agreement with CSFB, 0.02% dated 12/31/11 to be repurchased at $787,002,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $802,743,000.
t	Agreement with Deutsche Bank, 0.00%-0.01% dated 12/31/11 to be repurchased at $700,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $714,000,000.
u	Agreement with HSBC, 0.00% dated 12/31/11 to be repurchased at $225,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $229,503,000.
v	Agreement with Merrill Lynch, 0.02% dated 12/31/11 to be repurchased at $100,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $102,000,000.
w	Agreement with Morgan Stanley, 0.03% dated 12/31/11 to be repurchased at $125,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $127,500,000.
x	Agreement with Royal Bank of Scotland, 0.03% dated 12/31/11 to be repurchased at $331,001,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $337,623,000.
y	Agreement with Societe Generate, 0.03% dated 12/31/11 to be repurchased at $293,001,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $299,000,000.
z	Agreement with UBS Warburg, 0.02% dated 12/31/11 to be repurchased at $226,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $231,000,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2011

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$72,441,783	71.4%

TOTAL DOMESTIC	72,441,783	71.4

FOREIGN

ARGENTINA	3,397	0.0
AUSTRALIA	1,431,059	1.4
AUSTRIA	89,888	0.1
BAHAMAS	156	0.0
BELGIUM	258,849	0.3
BERMUDA	48,693	0.0
BRAZIL	969,016	1.0
CAMBODIA	357	0.0
CANADA	2,750,134	2.7
CAYMAN ISLANDS	1,657	0.0
CHILE	115,170	0.1
CHINA	1,158,215	1.1
COLOMBIA	55,780	0.1
CYPRUS	2,076	0.0
CZECH REPUBLIC	25,674	0.0
DENMARK	162,535	0.2
EGYPT	17,585	0.0
FAROE ISLANDS	228	0.0
FINLAND	139,295	0.1
FRANCE	1,523,011	1.5
GERMANY	1,706,889	1.7
GIBRALTAR	14,055	0.0
GREECE	26,239	0.0
GUERNSEY, C.I.	2,599	0.0
HONG KONG	669,142	0.7
HUNGARY	11,872	0.0
INDIA	477,228	0.5
INDONESIA	205,497	0.2
IRELAND	435,833	0.4
ISRAEL	233,809	0.2
ITALY	436,998	0.4
JAPAN	4,141,750	4.1
JERSEY, C.I.	2,685	0.0
KAZAKHSTAN	14,010	0.0
KOREA, REPUBLIC OF	1,020,757	1.0
LIECHTENSTEIN	1,518	0.0
LUXEMBOURG	18,764	0.0
MACAU	63,993	0.1
MALAYSIA	236,165	0.2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

MEXICO	$371,304	0.4%
MONACO	428	0.0
MOROCCO	8,310	0.0
NETHERLANDS	920,076	0.9
NEW ZEALAND	33,962	0.0
NIGERIA	267	0.0
NORWAY	164,386	0.2
PANAMA	19,312	0.0
PERU	34,282	0.0
PHILIPPINES	57,095	0.1
POLAND	94,352	0.1
PORTUGAL	59,927	0.1
RUSSIA	387,049	0.4
SINGAPORE	239,943	0.2
SOUTH AFRICA	518,230	0.5
SPAIN	412,619	0.4
SWEDEN	483,017	0.5
SWITZERLAND	1,430,304	1.4
TAIWAN	774,180	0.8
THAILAND	157,373	0.2
TURKEY	88,893	0.1
UKRAINE	2,315	0.0
UNITED ARAB EMIRATES	18,366	0.0
UNITED KINGDOM	4,238,369	4.2
VIRGIN ISLANDS, BRITISH	188	0.0

TOTAL FOREIGN	28,987,125	28.6

TOTAL PORTFOLIO	$101,428,908	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.1%

ARGENTINA - 0.1%
377,743	e	Arcos Dorados Holdings, Inc	$7,755

		TOTAL ARGENTINA	7,755

AUSTRALIA - 2.1%
136,995		AGL Energy Ltd	2,004
739,880	e	Alumina Ltd	847
328,292		Amcor Ltd	2,417
929,820		AMP Ltd	3,864
183,042		Asciano Group	841
5,000,000	*	Austar United Communications Ltd	6,103
532,537		Australia & New Zealand Banking Group Ltd	11,154
50,623		Australian Stock Exchange Ltd	1,580
40,740	e	Bendigo Bank Ltd	333
1,161,556		BHP Billiton Ltd	41,001
758,880		BlueScope Steel Ltd	313
82,002	e	Boral Ltd	301
314,470		Brambles Ltd	2,296
15,362		Caltex Australia Ltd	184
4,506		Campbell Brothers Ltd	226
203,961	e	CFS Gandel Retail Trust	351
168,296	e	Coca-Cola Amatil Ltd	1,977
3,774	e	Cochlear Ltd	240
271,271	e	Commonwealth Bank of Australia	13,626
135,266		Computershare Ltd	1,106
53,285		Crown Ltd	440
134,477		CSL Ltd	4,384
799,457	e	David Jones Ltd	1,932
549,144		DB RREEF Trust	465
66,488	e	DuluxGroup Ltd	196
77,137	*	Echo Entertainment Group Ltd	283
156,783		First Quantum Minerals Ltd	3,086
82,914		Fortescue Metals Group Ltd	363
197,925		GPT Group (ASE)	620
59,527	e	Harvey Norman Holdings Ltd	111
27,794		Iluka Resources Ltd	440
281,904	e	Incitec Pivot Ltd	895
584,790		Insurance Australia Group Ltd	1,782
247,101	e	John Fairfax Holdings Ltd	182
43,286	e	Leighton Holdings Ltd	841
180,136		Lend Lease Corp Ltd	1,319
112,808	*,e	Lynas Corp Ltd	121
740,323		Macquarie Goodman Group	430
110,301		Macquarie Group Ltd	2,678

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

87,180		Metcash Ltd	$359
1,022,407		Mirvac Group	1,232
3,796,400	e	Myer Holdings Ltd	7,495
754,331		National Australia Bank Ltd	17,969
216,770		Newcrest Mining Ltd	6,606
411,061		OneSteel Ltd	294
107,886		Orica Ltd	2,670
337,981		Origin Energy Ltd	4,609
108,819		Oxiana Ltd	1,113
125,553	*	Qantas Airways Ltd	187
418,815		QBE Insurance Group Ltd	5,543
112,249	e	QR National Ltd	392
208,488	e	Ramsay Health Care Ltd	4,103
497,751	e	Rio Tinto Ltd	30,686
265,460		Santos Ltd	3,322
18,252		Sims Group Ltd	236
24,600	e	Sonic Healthcare Ltd	284
159,090		SP AusNet	153
773,580		Stockland Trust Group	2,527
428,576		Suncorp-Metway Ltd	3,663
61,442		Sydney Airport	167
77,246		Tabcorp Holdings Ltd	215
147,801		Tattersall’s Ltd	368
1,493,844		Telstra Corp Ltd	5,081
238,167		Toll Holdings Ltd	1,025
338,190	e	Transurban Group	1,942
339,627		Wesfarmers Ltd	10,231
4,086,950		Westfield Group	32,608
1,267,233		Westfield Retail Trust	3,230
587,571	e	Westpac Banking Corp	11,995
194,935		Woodside Petroleum Ltd	6,102
344,153		Woolworths Ltd	8,834
34,706	e	WorleyParsons Ltd	909

		TOTAL AUSTRALIA	287,482

AUSTRIA - 0.1%
40,000		Andritz AG.	3,308
19,762		Erste Bank der Oesterreichischen Sparkassen AG.	347
50,366	e	IMMOFINANZ Immobilien Anlagen AG.	151
7,533	e	Oest Elektrizitatswirts AG. (Class A)	202
110,000	e	Oesterreichische Post AG.	3,313
15,733		OMV AG.	477
5,218	e	Raiffeisen International Bank Holding AG.	135
32,804		Telekom Austria AG.	392
11,225		Voestalpine AG.	314
3,818		Wiener Staedtische Allgemeine Versicherung AG.	151
869,798	e	Wienerberger AG.	7,829

		TOTAL AUSTRIA	16,619

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

BELGIUM - 0.9%
31,925	*	Anheuser-Busch InBev NV	$0	^
142,500		Anheuser-Busch InBev NV (ADR)	8,691
2,157	e	Bekaert S.A.	69
15,293		Belgacom S.A.	479
7,580		Colruyt S.A.	286
10,145		Delhaize Group	569
222,637		Fortis	344
8,082		Groupe Bruxelles Lambert S.A.	538
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
1,053,726		InBev NV	64,312
16,569		KBC Groep NV	207
3,068		Mobistar S.A.	160
5,945	*	Solvay S.A.	488
599,049		UCB S.A.	25,132
11,401		Umicore	468

		TOTAL BELGIUM	101,743

BERMUDA - 0.0%
78,100		Validus Holdings Ltd	2,460

		TOTAL BERMUDA	2,460

BRAZIL - 0.7%
400,000		Banco Bradesco S.A. (Preference)	6,594
130,000		Banco do Brasil S.A.	1,652
700,000		Banco do Estado do Rio Grande do Sul	7,506
1,523,820		BM&FBOVESPA S.A.	8,006
140,000		Bradespar S.A.	2,379
145,000	e	Braskem S.A. (ADR)	2,045
180,000		Cia de Saneamento Basico do Estado de Sao Paulo	5,021
250,000		EDP - Energias do Brasil S.A.	5,562
170,000		Eletropaulo Metropolitana de Sao Paulo S.A.	3,327
300,000		Light S.A.	4,632
1,150,000		Marcopolo S.A.	4,371
650,000		MRV Engenharia e Participacoes S.A.	3,729
2,049,700	*	OGX Petroleo e Gas Participacoes S.A.	14,967
2,416,240		PDG Realty S.A.	7,643
250,000		Perdigao S.A.	4,881
140,000		Petroleo Brasileiro S.A.	1,726
192,032		Petroleo Brasileiro S.A. (ADR)	4,772
1,008,720		Tim Participacoes S.A.	4,997

		TOTAL BRAZIL	93,810

CANADA - 4.1%
56,658		Agnico-Eagle Mines Ltd	2,061
197,247		Agrium, Inc (Toronto)	13,240
42,434	e	Alimentation Couche Tard, Inc	1,320
89,128	e	ARC Energy Trust	2,196
87,968	*,e	Athabasca Oil Sands Corp	1,078
209,703		Bank of Montreal	11,503
360,951	e	Bank of Nova Scotia	18,009
257,944		Barrick Gold Corp	11,672
785,698		Barrick Gold Corp (Canada)	35,593
33,154	e	Baytex Energy Trust	1,854
210,526	e	BCE, Inc	8,775

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

22,114		Bell Aliant Regional Communications Income Fund	$621
94,155	*	Biovail Corp (Toronto)	4,405
491,497	e	Bombardier, Inc	1,959
41,513	e	Bonavista Energy Trust	1,062
184,436		Brookfield Asset Management, Inc	5,076
87,825		CAE, Inc	853
134,297	e	Cameco Corp	2,427
133,727	e	Canadian Imperial Bank of Commerce/Canada	9,686
341,971	e	Canadian National Railway Co	26,905
407,273		Canadian Natural Resources Ltd (Canada)	15,251
152,254		Canadian Oil Sands Trust	3,475
155,378	e	Canadian Pacific Railway Ltd	10,525
26,640		Canadian Tire Corp Ltd	1,723
29,474	e	Canadian Utilities Ltd	1,780
261,394		Cenovus Energy, Inc	8,678
345,631		Cenovus Energy, Inc (Toronto)	11,477
48,367		Centerra Gold, Inc	855
372,338	*	CGI Group, Inc	7,017
54,140	e	CI Financial Corp	1,121
367,416	e	Crescent Point Energy Corp	16,193
176,761		Eldorado Gold Corp	2,433
9,851		Empire Co Ltd	572
246,428	e	Enbridge, Inc	9,214
248,560		EnCana Corp	4,609
60,754	e	Enerplus Resources Fund	1,542
6,746		Fairfax Financial Holdings Ltd	2,894
58,417	e	Finning International, Inc	1,274
62,102	e	Fortis, Inc	2,034
42,436		Franco-Nevada Corp	1,615
17,550	e	George Weston Ltd	1,173
39,464	e	Gildan Activewear, Inc	742
268,100		Goldcorp, Inc	11,898
96,956	e	Great-West Lifeco, Inc	1,941
22,295		H&R Real Estate Investment Trust	509
107,499	e	Husky Energy, Inc	2,591
125,876		IAMGOLD Corp	1,999
39,078	e	IGM Financial, Inc	1,697
99,889	e	Imperial Oil Ltd	4,451
28,554	e	Industrial Alliance Insurance and Financial Services, Inc	737
41,352		ING Canada, Inc	2,376
17,766		Inmet Mining Corp	1,142
82,413	*	Ivanhoe Mines Ltd	1,463
363,899		Kinross Gold Corp	4,154
38,105	e	Loblaw Cos Ltd	1,439
2,766	*,e	Lululemon Athletica, Inc	129
78,441		Magna International, Inc (Class A)	2,618
150,000		Manitoba Telecom Services, Inc	4,369
594,440		Manulife Financial Corp	6,331
36,610	*	MEG Energy Corp	1,494
34,514	e	Metro, Inc	1,829
54,564	e	National Bank of Canada	3,864
124,642	*	New Gold, Inc	1,258

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

178,693		Nexen, Inc	$2,843
15,687		Niko Resources Ltd	743
32,390		Onex Corp	1,055
19,367	*	Open Text Corp	993
100,977	*	Osisko Mining Corp	975
84,850		Pacific Rubiales Energy Corp (Toronto)	1,560
34,002		Pan American Silver Corp	744
48,461	e	Pembina Pipeline Income Fund	1,411
103,288	e	Pengrowth Energy Trust	1,091
155,096	e	Penn West Energy Trust	3,074
100,000	e	Petrominerales Ltd	1,626
387,062		Potash Corp of Saskatchewan Toronto	15,999
117,302	e	Power Corp Of Canada	2,743
84,295	e	Power Financial Corp	2,113
418,363	*	Precision Drilling Trust	4,312
61,696	e	ProEx Energy Ltd	802
162,073	*	Research In Motion Ltd (Canada)	2,355
42,615		RioCan Real Estate Investment Trust	1,106
32,611		Ritchie Bros Auctioneers, Inc	717
143,227	e	Rogers Communications, Inc (Class B)	5,518
687,277	e	Royal Bank of Canada (Toronto)	35,067
48,123	e	Saputo, Inc	1,844
125,272	e	Shaw Communications, Inc (B Shares)	2,490
72,608	e	Shoppers Drug Mart Corp	2,932
117,882	e	Silver Wheaton Corp	3,414
50,811		SNC-Lavalin Group, Inc	2,548
195,121	e	Sun Life Financial, Inc	3,620
528,907		Suncor Energy, Inc	15,253
285,345		Suncor Energy, Inc (NY)	8,226
347,095	e	Talisman Energy, Inc	4,422
191,340	e	Teck Cominco Ltd	6,745
19,769		TELUS Corp	1,119
50,115		TELUS Corp, non-voting shares	2,688
126,500	e	Thomson Corp (Toronto)	3,381
56,602		Tim Hortons, Inc (Toronto)	2,742
106,018		TMX Group, Inc	4,339
481,490	e	Toronto-Dominion Bank	36,057
35,269	*	Tourmaline Oil Corp	922
70,899	e	TransAlta Corp	1,463
234,615	e	TransCanada Corp	10,255
200,000	e	Trican Well Service Ltd	3,445
27,611	e	Vermilion Energy Trust	1,230
124,178		Viterra, Inc	1,309
250,412	e	Yamana Gold, Inc	3,692

		TOTAL CANADA	535,764

CHILE - 0.0%
300,000		Empresa Nacional de Telecomunicaciones S.A.	5,573

		TOTAL CHILE	5,573

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

CHINA - 0.3%
794,000	e	Agricultural Bank of China	$340
22,700	*	Baidu, Inc (ADR)	2,644
2,708,700	e	Bank of Communications Co Ltd	1,885
4,000,000	*,e	Brilliance China Automotive Holdings Ltd	4,292
5,710,200	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	6,107
1,122,000		China Aoyuan Property Group Ltd	125
1,119,500	e	China Merchants Bank Co Ltd	2,250
4,000,000	e	China Metal Recycling Holdings Ltd	4,308
2,930,000		CNOOC Ltd	5,109
209,000	*,e	Glorious Property Holdings Ltd	36
3,300,000	e	Great Wall Motor Co Ltd	4,799
6,877,000		Industrial & Commercial Bank of China	4,062
8,736	*,e	RENREN,Inc (ADR)	31
2,123,000	e	Shimao Property Holdings Ltd	1,805
3,832,524	e	Sino-Ocean Land Holdings Ltd	1,768
35,000	*,e	Sohu.com, Inc	1,750
1,650,000	e	Yanlord Land Group Ltd	1,212
1,400,000		Zhaojin Mining Industry Co Ltd	2,221
300,000	e	ZTE Corp	937

		TOTAL CHINA	45,681

CZECH REPUBLIC - 0.1%
140,000	e	CEZ AS	5,570

		TOTAL CZECH REPUBLIC	5,570

DENMARK - 0.4%
56		AP Moller - Maersk AS (Class A)	348
123	e	AP Moller - Maersk AS (Class B)	809
10,669		Carlsberg AS (Class B)	751
1,094,875		Christian Hansen Holding	23,772
2,280	e	Coloplast AS (Class B)	327
55,713	*	Danske Bank AS	704
20,722		DSV AS	370
140,000		H Lundbeck AS	2,626
99,849		Novo Nordisk AS (Class B)	11,471
38,112		Novozymes AS	1,174
719,640	e	TDC AS	5,763
30,000	*	Topdanmark AS	4,667
2,442		TrygVesta AS	135
21,013	*,e	Vestas Wind Systems AS	226
2,413	*,e	William Demant Holding	200

		TOTAL DENMARK	53,343

FINLAND - 0.2%
13,579	e	Elisa Oyj (Series A)	283
459,147		Fortum Oyj	9,779
6,588		Kesko Oyj (B Shares)	221
15,491	e	Kone Oyj (Class B)	802
12,776		Metso Oyj	472
13,232		Neste Oil Oyj	133
295,921		Nokia Oyj	1,427
10,817		Nokian Renkaat Oyj	347

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

214,277		OKO Bank (Class A)	$2,076
215,225	e	Orion Oyj (Class B)	4,182
42,119		Sampo Oyj (A Shares)	1,042
8,392	e	Sanoma-WSOY Oyj	96
58,551		Stora Enso Oyj (R Shares)	349
52,271		UPM-Kymmene Oyj	573
16,698		Wartsila Oyj (B Shares)	480

		TOTAL FINLAND	22,262

FRANCE - 4.1%
14,538		Accor S.A.	366
3,196		Aeroports de Paris	219
15,990		Air Liquide	1,974
231,582	*,e	Alcatel S.A.	360
2,319,325		Alstom RGPT	70,068
230,489		Arkema	16,196
330,672		Atos Origin S.A.	14,447
166,212		AXA S.A.	2,148
514,974		BNP Paribas	20,053
10,399	e	Bouygues S.A.	327
5,145	e	Bureau Veritas S.A.	374
14,702		Cap Gemini S.A.	457
60,786		Carrefour S.A.	1,383
5,525		Casino Guichard Perrachon S.A.	465
2,971		Christian Dior S.A.	351
15,413		CNP Assurances	191
590,662		Compagnie de Saint-Gobain	22,579
14,404	*	Compagnie Generale de Geophysique S.A.	334
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
20,147	e	Compagnie Generale d’Optique Essilor International S.A.	1,420
95,189		Credit Agricole S.A.	533
6,241	e	Dassault Systemes S.A.	499
3,068,721		Edenred	75,277
79,361	e	Eiffage S.A.	1,912
25,366	e	Electricite de France	616
170,000	e	Etablissements Maurel et Prom	2,582
3,273		Eurazeo	116
5,239		Eutelsat Communications	204
120,000	e	Faurecia	2,262
2,620		Fonciere Des Regions	168
115,832		France Telecom S.A.	1,813
593,300	*	GameLoft	3,706
132,998		Gaz de France	3,614
2,093	e	Gecina S.A.	175
560,711		Groupe Danone	35,185
29,050		Groupe Eurotunnel S.A.	197
2,244	e	Icade	176
996	e	Iliad S.A.	123
3,540		Imerys S.A.	162
683,218	*,e	JC Decaux S.A.	15,687
9,730	e	Klepierre	276
20,078		Lafarge S.A.	703

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,302		Lagardere S.C.A.	$166
16,812		Legrand S.A.	538
17,041	e	L’Oreal S.A.	1,775
106,887		LVMH Moet Hennessy Louis Vuitton S.A.	15,057
12,928		Michelin (C.G.D.E.) (Class B)	762
88,431		Natixis	221
3,236	e	Neopost S.A.	218
17,660		Pernod-Ricard S.A.	1,635
8,500	e	Peugeot S.A.	132
6,616	e	PPR	944
7,511	e	Publicis Groupe S.A.	345
493,681		Remy Cointreau S.A.	39,594
18,941		Renault S.A.	654
512,786	e	Rexel S.A.	8,733
17,659		Safran S.A.	528
676,651		Sanofi-Aventis	49,462
47,884		Schneider Electric S.A.	2,503
17,208		SCOR	401
62,763		Societe BIC S.A.	5,552
61,623		Societe Generale	1,360
6,279		Societe Television Francaise 1	61
5,003		Sodexho Alliance S.A.	358
15,010		Suez Environnement S.A.	172
365,327		Technip S.A.	34,249
9,698	e	Thales S.A.	305
548,288		Total S.A.	27,978
8,720		Unibail	1,561
106,000		Valeo S.A.	4,195
343,258		Vallourec	22,172
19,441		Veolia Environnement	213
43,735		Vinci S.A.	1,904
121,323		Vivendi Universal S.A.	2,648
56,842		Wendel	3,773

		TOTAL FRANCE	529,867

GERMANY - 3.8%
11,159		Adidas-Salomon AG.	725
391,250		Allianz AG.	37,366
2,196	e	Axel Springer AG.	94
586,285		BASF AG.	40,817
1,065,218		Bayer AG.	68,027
173,499		Bayerische Motoren Werke AG.	11,598
448		Bayerische Motoren Werke AG. (Preference)	21
273,918		Beiersdorf AG.	15,522
135,433		Brenntag AG.	12,594
8,720		Celesio AG.	138
374,544	*,e	Commerzbank AG.	630
4,034	*	Continental AG.	251
857,768		DaimlerChrysler AG. (EUR)	37,577
622,462		Deutsche Bank AG.	23,592
9,172		Deutsche Boerse AG.	511
10,420	*	Deutsche Boerse AG. - New	545

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

23,413		Deutsche Lufthansa AG.	$278
85,308		Deutsche Post AG.	1,312
581,294		Deutsche Telekom AG.	6,668
155,497		E.ON AG.	3,351
3,749		Fraport AG. Frankfurt Airport Services Worldwide	184
204,683		Fresenius Medical Care AG.	13,903
11,147		Fresenius SE	1,031
60,000		Fuchs Petrolub AG. (Preference)	2,618
9,292		GEA Group AG.	262
6,201		Hannover Rueckversicherung AG.	307
14,101		HeidelbergCement AG.	597
13,086		Henkel KGaA	633
17,886		Henkel KGaA (Preference)	1,031
2,392		Hochtief AG.	138
108,223		Infineon Technologies AG.	813
17,169		K&S AG.	774
590,792	*	Kabel Deutschland Holding AG.	29,950
398,488		Lanxess AG.	20,581
9,089		Linde AG.	1,351
34,065		MAN AG.	3,026
3,460		Merck KGaA	345
12,359		Metro AG.	451
73,000		MTU Aero Engines Holding AG.	4,661
242,409		Muenchener Rueckver AG.	29,705
60,000		Norddeutsche Affinerie AG.	3,193
70,301		Porsche AG.	3,753
3,988		ProSiebenSat.1 Media AG.	73
80,878		Rheinmetall AG.	3,582
35,334		RWE AG.	1,240
2,991		RWE AG. (Preference)	98
4,075		Salzgitter AG.	203
740,788		SAP AG.	39,181
394,551		Siemens AG.	37,749
500,269	*	Stroer Out-of-Home Media AG.	8,212
136,885		Suedzucker AG.	4,361
35,930		ThyssenKrupp AG.	824
5,876	e	United Internet AG.	105
32,266		Volkswagen AG.	4,320
72,150		Volkswagen AG. (Preference)	10,787
851	e	Wacker Chemie AG.	68

		TOTAL GERMANY	491,727

GIBRALTAR - 0.0%
1,400,000		PartyGaming plc	3,559

		TOTAL GIBRALTAR	3,559

GREECE - 0.0%
389,781		Capital Product Partners LP	2,389
18,358		Coca Cola Hellenic Bottling Co S.A.	315
162,767	e	Costamare, Inc	2,305
13,098		Hellenic Telecommunications Organization S.A.	49
81,396	*	National Bank of Greece S.A.	168
22,423		OPAP S.A.	197

		TOTAL GREECE	5,423

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

HONG KONG - 1.3%
2,575,800		AIA Group Ltd	$8,018
13,258	e	ASM Pacific Technology	148
102,876	e	Bank of East Asia Ltd	388
6,555,448		BOC Hong Kong Holdings Ltd	15,469
78,237	e	Cathay Pacific Airways Ltd	134
592,111		Cheung Kong Holdings Ltd	7,024
31,661		Cheung Kong Infrastructure Holdings Ltd	185
6,500,000	e	China Resources Cement Holdings Ltd	4,819
1,000,000	e	Chow Sang Sang Holding	2,241
459,456		CLP Holdings Ltd	3,903
210,121	e	Esprit Holdings Ltd	271
140,504		First Pacific Co	146
82,000	*,e,f	Galaxy Entertainment Group Ltd (purchased 05/31/11, cost $183)	149
195,927	e	Hang Lung Group Ltd	1,072
2,061,337		Hang Lung Properties Ltd	5,851
342,470	e	Hang Seng Bank Ltd	4,057
288,005		Henderson Land Development Co Ltd	1,427
5,733	*	HKT Trust and HKT Ltd	3
1,401,690		Hong Kong & China Gas Ltd	3,245
261,779		Hong Kong Electric Holdings Ltd	1,936
222,385	e	Hong Kong Exchanges and Clearing Ltd	3,539
37,903		Hopewell Holdings	97
344,700		Hutchison Port Holdings Trust	213
310,416		Hutchison Whampoa Ltd	2,590
42,294		Hysan Development Co Ltd	138
2,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,663
100,000		Jardine Matheson Holdings Ltd	4,698
1,950,427		Kerry Properties Ltd	6,445
9,206,500	e	KWG Property Holding Ltd	3,093
3,720,638	e	Li & Fung Ltd	6,856
39,500		Lifestyle International Holdings Ltd	87
151,146		Link Real Estate Investment Trust	556
1,024,000	*,e	MGM China Holdings Ltd	1,332
399,915		MTR Corp	1,292
7,824,594	e	New World Development Ltd	6,283
249,668		Noble Group Ltd	217
93,398		NWS Holdings Ltd	137
15,364		Orient Overseas International Ltd	89
263,749		PCCW Ltd	91
13,155,000		Rexcapital Financial Holdings Ltd	861
43,367,400		Ruinian International Ltd	14,110
7,255,200	*,e	Samsonite International	11,352
2,424,000	e	Shanghai Real Estate Ltd	107
93,345		Shangri-La Asia Ltd	161
188,964	e	Sino Land Co	269
77,120	*,e	Sino-Forest Corp	364
107,000		SJM Holdings Ltd	174

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

14,335,611		Solomon Systech International Ltd	$324
255,452		Sun Hung Kai Properties Ltd	3,192
144,793		Swire Pacific Ltd (Class A)	1,745
4,747,662		Wharf Holdings Ltd	21,402
60,780		Wheelock & Co Ltd	150
11,696		Wing Hang Bank Ltd	96
49,589		Yue Yuen Industrial Holdings	156

		TOTAL HONG KONG	155,365

INDIA - 0.2%
2,189,562	*	DEN Networks Ltd	1,993
1,530,483		Dhanalakshmi Bank Ltd	1,285
2,251,347		DLF Ltd	7,745
16,968	*	Essar Energy plc	45
787,416		Geodesic Information Systems Ltd	627
910,700	*	Hathway Cables and Datacom Pvt Ltd	1,890
400,070		ING Vysya Bank Ltd	2,187
350,000		ITC Ltd	1,325
454,322		LIC Housing Finance Ltd	1,891
400,000		Pantaloon Retail India Ltd	968
765,751		Prestige Estates Projects Ltd	1,027
779,738	f	Puravankara Projects Ltd (purchased 11/26/07, cost $2,222)	822
303,397		Sobha Developers Ltd	1,091
675,935		Sun Pharmaceuticals Industries Ltd	6,329
1,074,642		Sunteck Realty Ltd	6,111
11,134,353		Unitech Ltd	4,052
6,413	e	Vedanta Resources plc	101

		TOTAL INDIA	39,489

INDONESIA - 0.2%
7,879,000		Bank Rakyat Indonesia	5,857
816,563		PT Astra International Tbk	6,654
12,000,000		PT Bank Negara Indonesia	5,020
6,000,000		PT Charoen Pokphand Indonesia Tbk	1,420
5,001,000		PT Harum Energy Indonesia Tbk	3,770
5,933,300		PT Tambang Batubara Bukit Asam Tbk	11,332

		TOTAL INDONESIA	34,053

IRELAND - 1.2%
262,041		Accenture plc	13,948
147,992	*,m	Anglo Irish Bank Corp plc	0	^
64,441		CRH plc	1,276
6,125	e	CRH plc (Ireland)	122
47,952	*	Elan Corp plc	665
49,440	*,e	James Hardie Industries NV	345
14,070		Kerry Group plc (Class A)	515
135,500		Paddy Power plc	7,800
20,187	*	Ryanair Holdings plc	94
1,643,768		Shire Ltd	57,127
139,135		Shire plc (ADR)	14,456
2,290,690	*	Smurfit Kappa Group plc	13,814
3,544,078		WPP plc	37,168
409,097		XL Capital Ltd	8,088

		TOTAL IRELAND	155,418

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

ISRAEL - 0.4%
55,855		Bank Hapoalim Ltd	$183
62,881		Bank Leumi Le-Israel	181
93,641		Bezeq Israeli Telecommunication Corp Ltd	172
3,070		Cellcom Israel Ltd	52
70,000	*	Check Point Software Technologies	3,678
250		Delek Group Ltd	47
1,340		Elbit Systems Ltd	55
23,662		Israel Chemicals Ltd	246
123		Israel Corp Ltd	77
42,434	*	Israel Discount Bank Ltd	57
6,605		Mizrahi Tefahot Bank Ltd	52
3,217	*	Nice Systems Ltd	111
4,862		Partner Communications	43
49,968		Teva Pharmaceutical Industries Ltd	2,017
1,268,245		Teva Pharmaceutical Industries Ltd (ADR)	51,186

		TOTAL ISRAEL	58,157

ITALY - 0.9%
62,000		A2A S.p.A.	58
228,506		ACEA S.p.A.	1,441
117,224	e	Assicurazioni Generali S.p.A.	1,760
11,239		Autogrill S.p.A.	109
29,616	e	Autostrade S.p.A.	473
66,456	e	Banca Carige S.p.A.	127
897,915		Banca Intesa S.p.A.	1,495
96,435		Banca Intesa S.p.A. RSP	120
327,600	e	Banca Monte dei Paschi di Siena S.p.A.	106
69,697	e	Banche Popolari Unite Scpa	284
126,219	e	Banco Popolare Scarl	163
1,018,777		De’Longhi S.p.A.	8,969
91,372		Enel Green Power S.p.A	190
350,730		Enel S.p.A.	1,423
416,473		ENI S.p.A.	8,587
6,999		Exor S.p.A.	140
76,514	*	FIAT Industrial S.p.A.	652
76,477	e	Fiat S.p.A.	349
41,633	e	Finmeccanica S.p.A.	153
1,033,209	*,e	Lottomatica S.p.A.	15,462
11,596		Luxottica Group S.p.A.	324
73,198		Mediaset S.p.A.	202
49,646		Mediobanca S.p.A.	285
554,750	e	Pirelli & C S.p.A.	4,650
15,324		Prysmian S.p.A.	189
1,249,868		Saipem S.p.A.	52,874
84,449		Snam Rete Gas S.p.A.	372
320,453		Telecom Italia RSP	287
771,638		Telecom Italia S.p.A.	825
65,330		Terna Rete Elettrica Nazionale S.p.A.	220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

142,719	e	UniCredit S.p.A	$1,177
774,699	*,e	Yoox S.p.A	8,329

		TOTAL ITALY	111,795

JAPAN - 7.9%
40,000		77 Bank Ltd	172
1,600		ABC-Mart, Inc	61
5,390		Advance Residence Investment Corp	10,398
15,543		Advantest Corp	148
210,209	e	Aeon Co Ltd	2,879
7,803		Aeon Credit Service Co Ltd	123
7,800		Aeon Mall Co Ltd	165
8,000		Air Water, Inc	102
106,042		Aisin Seiki Co Ltd	3,005
202,529		Ajinomoto Co, Inc	2,431
5,957		Alfresa Holdings Corp	251
45,435	e	All Nippon Airways Co Ltd	127
309,744		Amada Co Ltd	1,961
5,592,848	e	Aozora Bank Ltd	15,389
54,507	e	Asahi Breweries Ltd	1,196
244,773	e	Asahi Glass Co Ltd	2,046
431,834		Asahi Kasei Corp	2,602
238,200		Asics Corp	2,677
119,841		Astellas Pharma, Inc	4,866
75,653	e	Bank of Kyoto Ltd	650
339,971		Bank of Yokohama Ltd	1,604
22,853		Benesse Corp	1,105
467,304		Bridgestone Corp	10,584
23,185		Brother Industries Ltd	284
382,897	e	Canon, Inc	16,850
392,600	e	Capcom Co Ltd	9,284
84,923	e	Casio Computer Co Ltd	514
526		Central Japan Railway Co	4,439
278,323	e	Chiba Bank Ltd	1,789
224,000	e	Chiyoda Corp	2,274
232,366		Chubu Electric Power Co, Inc	4,348
77,458	e	Chugai Pharmaceutical Co Ltd	1,277
39,100	e	Chugoku Bank Ltd	544
101,053	e	Chugoku Electric Power Co, Inc	1,771
14,442		Citizen Watch Co Ltd	84
6,271	e	Coca-Cola West Japan Co Ltd	109
200,343		Cosmo Oil Co Ltd	559
249,455		Credit Saison Co Ltd	4,982
106,076	e	Dai Nippon Printing Co Ltd	1,018
15,630		Daicel Chemical Industries Ltd	95
56,698		Daido Steel Co Ltd	354
84,290	e	Daihatsu Motor Co Ltd	1,499
772		Dai-ichi Mutual Life Insurance Co	758
104,997		Daiichi Sankyo Co Ltd	2,079
23,846		Daikin Industries Ltd	651
16,263	e	Dainippon Sumitomo Pharma Co Ltd	185
69,311		Daito Trust Construction Co Ltd	5,935

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

49,856		Daiwa House Industry Co Ltd	$596
90,300		Daiwa Securities Group, Inc	281
28,800		Dena Co Ltd	863
47,676		Denki Kagaku Kogyo KK	176
197,645		Denso Corp	5,429
17,655	e	Dentsu, Inc	537
4,377	*,e	Digital Garage, Inc	12,644
129,152		East Japan Railway Co	8,232
25,517	e	Eisai Co Ltd	1,055
12,693	e	Electric Power Development Co	338
21,208	*,e	Elpida Memory, Inc	98
6,144		FamilyMart Co Ltd	248
78,543		Fanuc Ltd	11,980
90,418	e	Fast Retailing Co Ltd	16,447
39,300	e	FCC Co Ltd	797
30,822	e	Fuji Electric Holdings Co Ltd	84
348,184		Fuji Folms Holdings Corp	8,214
90,342		Fuji Heavy Industries Ltd	542
547		Fuji Television Network, Inc	827
419,991		Fujitsu Ltd	2,178
160,167		Fukuoka Financial Group, Inc	671
212,805	e	Furukawa Electric Co Ltd	488
39,500	e	Gree, Inc	1,358
37,110	e	GS Yuasa Corp	199
80,879		Gunma Bank Ltd	443
82,842		Hachijuni Bank Ltd	472
2,455	e	Hakuhodo DY Holdings, Inc	141
3,537		Hamamatsu Photonics KK	123
146,182	e	Hino Motors Ltd	885
2,987		Hirose Electric Co Ltd	261
51,744	e	Hiroshima Bank Ltd	240
14,400	e	Hisamitsu Pharmaceutical Co, Inc	610
10,452		Hitachi Chemical Co Ltd	183
5,922	e	Hitachi Construction Machinery Co Ltd	99
323,300	e	Hitachi High-Technologies Corp	7,004
200,000		Hitachi Kokusai Electric, Inc	1,619
6,222,685	e	Hitachi Ltd	32,369
236,000		Hitachi Medical Corp	2,423
47,000	e	Hitachi Metals Ltd	510
62,182		Hokkaido Electric Power Co, Inc	884
158,446		Hokuhoku Financial Group, Inc	308
61,175	e	Hokuriku Electric Power Co	1,142
988,668	e	Honda Motor Co Ltd	30,116
104,153		Hoya Corp	2,239
41,866		Ibiden Co Ltd	824
39,747	e	Idemitsu Kosan Co Ltd	4,096
633		Inpex Holdings, Inc	3,986
135,681	e	Isetan Mitsukoshi Holdings Ltd	1,417
4,856,178		Ishikawajima-Harima Heavy Industries Co Ltd	11,774
1,102,169		Isuzu Motors Ltd	5,074
1,276,123		Itochu Corp	12,939
103,062	e	Itochu Techno-Science Corp	4,623

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

53,652		Iyo Bank Ltd	$529
289,989		J Front Retailing Co Ltd	1,398
362,000	e	Japan Aviation Electronics Industry Ltd	2,490
9,700		Japan Petroleum Exploration Co	379
505		Japan Prime Realty Investment Corp	1,187
158		Japan Real Estate Investment Corp	1,230
151		Japan Retail Fund Investment Corp	223
217,560	e	Japan Steel Works Ltd	1,509
1,474		Japan Tobacco, Inc	6,932
93,304		JFE Holdings, Inc	1,687
245,978		JGC Corp	5,906
129,624		Joyo Bank Ltd	572
26,223		JS Group Corp	503
18,353		JSR Corp	338
287,503		JTEKT Corp	2,810
175		Jupiter Telecommunications Co	177
773,800		JX Holdings, Inc	4,670
171,372	e	Kajima Corp	526
56,000		Kakaku.com, Inc	2,053
23,852		Kamigumi Co Ltd	206
28,900		Kaneka Corp	153
256,874		Kansai Electric Power Co, Inc	3,946
21,480	e	Kansai Paint Co Ltd	191
145,253		Kao Corp	3,963
478,212	e	Kawasaki Heavy Industries Ltd	1,186
362,817	e	Kawasaki Kisen Kaisha Ltd	653
1,011		KDDI Corp	6,493
164,722	e	Keihin Electric Express Railway Co Ltd	1,479
206,310	e	Keio Corp	1,455
96,426		Keisei Electric Railway Co Ltd	709
11,185		Keyence Corp	2,696
48,795	e	Kikkoman Corp	560
14,131		Kinden Corp	119
351,914	e	Kintetsu Corp	1,375
241,849	e	Kirin Brewery Co Ltd	2,939
792,084		Kobe Steel Ltd	1,224
5,000		Koito Manufacturing Co Ltd	70
151,122		Komatsu Ltd	3,524
5,073	e	Konami Corp	152
141,613		Konica Minolta Holdings, Inc	1,053
63,158		Kubota Corp	529
43,287		Kuraray Co Ltd	614
6,145		Kurita Water Industries Ltd	160
69,712		Kyocera Corp	5,590
75,486	e	Kyowa Hakko Kogyo Co Ltd	921
136,584		Kyushu Electric Power Co, Inc	1,957
64,851		Lawson, Inc	4,041
2,616		Mabuchi Motor Co Ltd	109
18,936		Makita Corp	611
1,343,072		Marubeni Corp	8,175
12,109		Marui Co Ltd	94
4,396		Maruichi Steel Tube Ltd	98

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

636,255		Matsushita Electric Industrial Co Ltd	$5,370
459,150	*,e	Mazda Motor Corp	807
3,600	e	McDonald’s Holdings Co Japan Ltd	97
14,812		Mediceo Paltac Holdings Co Ltd	155
3,749		MEIJI Holdings Co Ltd	155
214,664		Millea Holdings, Inc	4,753
46,700		Miraca Holdings, Inc	1,862
457,219	e	Mitsubishi Chemical Holdings Corp	2,506
589,795		Mitsubishi Corp	11,887
1,133,037		Mitsubishi Electric Corp	10,859
398,705		Mitsubishi Estate Co Ltd	5,945
38,160		Mitsubishi Gas Chemical Co, Inc	212
921,150		Mitsubishi Heavy Industries Ltd	3,912
11,262		Mitsubishi Logistics Corp	125
1,054,293		Mitsubishi Materials Corp	2,850
459,130	*,e	Mitsubishi Motors Corp	541
3,878,454		Mitsubishi UFJ Financial Group, Inc	16,419
5,870		Mitsubishi UFJ Lease & Finance Co Ltd	232
1,182,704		Mitsui & Co Ltd	18,331
291,087		Mitsui Chemicals, Inc	884
372,137		Mitsui Fudosan Co Ltd	5,426
115,499		Mitsui OSK Lines Ltd	445
56,407		Mitsui Sumitomo Insurance Group Holdings, Inc	1,041
1,654,749		Mitsui Trust Holdings, Inc	4,853
6,433,456		Mizuho Financial Group, Inc	8,712
5,474	e	Monex Beans Holdings, Inc	794
21,120	e	Murata Manufacturing Co Ltd	1,082
5,000	e	Nabtesco Corp	91
311,106	e	Namco Bandai Holdings, Inc	4,415
141,615	*	NEC Corp	287
299		NET One Systems Co Ltd	814
56,179		NGK Insulators Ltd	665
14,988		NGK Spark Plug Co Ltd	185
94,038		NHK Spring Co Ltd	831
37,406		Nidec Corp	3,248
82,581		Nikon Corp	1,830
16,758		Nintendo Co Ltd	2,301
160		Nippon Building Fund, Inc	1,309
93,175	e	Nippon Electric Glass Co Ltd	917
86,441		Nippon Express Co Ltd	336
9,944		Nippon Meat Packers, Inc	123
9,787	e	Nippon Paper Group, Inc	214
76,507		Nippon Sheet Glass Co Ltd	143
1,410,884		Nippon Steel Corp	3,510
495,830		Nippon Telegraph & Telephone Corp	25,242
931,408	e	Nippon Yusen Kabushiki Kaisha	2,374
40,721		Nishi-Nippon City Bank Ltd	117
844,743		Nissan Motor Co Ltd	7,565
63,618		Nisshin Seifun Group, Inc	770
70,321	e	Nisshin Steel Co Ltd	108
10,535	e	Nissin Food Products Co Ltd	413
2,006		Nitori Co Ltd	188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

31,537		Nitto Denko Corp	$1,122
37,700		NKSJ Holdings, Inc	737
89,651		NOK Corp	1,529
360,763		Nomura Holdings, Inc	1,086
9,574		Nomura Real Estate Holdings, Inc	142
97		Nomura Real Estate Office Fund, Inc	498
10,164		Nomura Research Institute Ltd	229
23,911		NSK Ltd	154
3,241,948	e	NTN Corp	13,004
344		NTT Data Corp	1,095
5,297		NTT DoCoMo, Inc	9,725
416		NTT Urban Development Corp	283
221,259		Obayashi Corp	984
220,398	e	Odakyu Electric Railway Co Ltd	2,131
84,797	e	OJI Paper Co Ltd	435
70,602		Omron Corp	1,417
78,698	e	Ono Pharmaceutical Co Ltd	4,414
42,717	e	Oriental Land Co Ltd	4,510
223,861	e	ORIX Corp	18,455
669,981		Osaka Gas Co Ltd	2,647
1,687		Otsuka Corp	116
145,000		Otsuka Holdings KK	4,070
1,549,900	e	Park24 Co Ltd	20,500
16,420		Point, Inc	696
3,176	e	Rakuten, Inc	3,417
194,330		Resona Holdings, Inc	855
62,581	e	Ricoh Co Ltd	544
135,899	e	Rinnai Corp	9,731
18,724		Rohm Co Ltd	871
2,980		Sankyo Co Ltd	151
225,400	e	Sanrio Co Ltd	11,561
9,356		Santen Pharmaceutical Co Ltd	386
1,088		SBI Holdings, Inc	79
57,634		Secom Co Ltd	2,650
1,559,843		Sega Sammy Holdings, Inc	33,697
7,183	e	Seiko Epson Corp	95
663,951		Sekisui Chemical Co Ltd	5,469
50,920		Sekisui House Ltd	452
689,881		Seven & I Holdings Co Ltd	19,227
30,000		Seven Bank Ltd	59
113,106	e	Sharp Corp	986
63,619		Shikoku Electric Power Co, Inc	1,825
24,982		Shimadzu Corp	211
1,197		Shimamura Co Ltd	122
3,881	e	Shimano, Inc	189
191,062	e	Shimizu Corp	803
75,500		Shin-Etsu Chemical Co Ltd	3,709
2,699,649		Shinsei Bank Ltd	2,791
58,773		Shionogi & Co Ltd	754
19,485		Shiseido Co Ltd	358
183,301	e	Shizuoka Bank Ltd	1,928
147,654	e	Showa Denko KK	298

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

19,073	e	Showa Shell Sekiyu KK	$128
148,900		Skymark Airlines, Inc	1,973
9,988	e	SMC Corp	1,607
364,060		Softbank Corp	10,692
125,836	e	Sojitz Holdings Corp	194
195,802		Sony Corp	3,531
17,700		Sony Financial Holdings, Inc	261
80,199	e	Square Enix Co Ltd	1,572
14,515		Stanley Electric Co Ltd	213
746,300	e	Start Today Co Ltd	17,508
11,876	*,e	Sumco Corp	87
187,000	e	Sumitomo Bakelite Co Ltd	1,043
156,883	e	Sumitomo Chemical Co Ltd	570
394,263		Sumitomo Corp	5,329
180,776		Sumitomo Electric Industries Ltd	1,957
56,625		Sumitomo Heavy Industries Ltd	330
1,959,400		Sumitomo Metal Industries Ltd	3,553
154,464		Sumitomo Metal Mining Co Ltd	1,977
980,279		Sumitomo Mitsui Financial Group, Inc	27,186
526,256		Sumitomo Realty & Development Co Ltd	9,195
417,263		Sumitomo Rubber Industries, Inc	5,011
476,654		Suruga Bank Ltd	4,254
6,987		Suzuken Co Ltd	193
48,722		Suzuki Motor Corp	1,003
69,700		Sysmex Corp	2,266
53,200		T&D Holdings, Inc	495
319,943		Taisei Corp	811
57,700	*	Taisho Pharmaceutical Holdings Co Ltd	4,453
26,357	e	Taiyo Nippon Sanso Corp	183
104,718		Takashimaya Co Ltd	754
316,048		Takeda Pharmaceutical Co Ltd	13,883
368,100		Tamron Co Ltd	8,874
74,981		Tanabe Seiyaku Co Ltd	1,185
12,227		TDK Corp	539
3,688,613		Teijin Ltd	11,317
48,376		Terumo Corp	2,274
41,876		THK Co Ltd	825
297,878	e	Tobu Railway Co Ltd	1,520
11,775	e	Toho Co Ltd	210
171,000		Toho Gas Co Ltd	1,089
153,015	e	Tohoku Electric Power Co, Inc	1,470
479,560	*,e	Tokyo Electric Power Co, Inc	1,151
56,810		Tokyo Electron Ltd	2,878
1,418,624		Tokyo Gas Co Ltd	6,538
198,000		Tokyo Tatemono Co Ltd	597
369,852		Tokyu Corp	1,821
44,414		Tokyu Land Corp	168
86,427	e	Toppan Printing Co Ltd	635
581,764	e	Toray Industries, Inc	4,162
2,956	e	Tosei Corp	755
1,016,481		Toshiba Corp	4,148
951,647	e	Tosoh Corp	2,529

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

28,681		Toto Ltd	$221
15,239		Toyo Seikan Kaisha Ltd	207
38,099		Toyo Suisan Kaisha Ltd	922
16,397	e	Toyoda Gosei Co Ltd	260
6,700	e	Toyota Boshoku Corp	70
210,861		Toyota Industries Corp	5,705
956,648		Toyota Motor Corp	31,634
21,494		Toyota Tsusho Corp	379
5,728	e	Trend Micro, Inc	171
99,774	e	Tsumura & Co	2,941
327,932		UBE Industries Ltd	896
175,751	e	Uni-Charm Corp	8,665
835,300		United Arrows Ltd	16,103
1,095		United Urban Investment Corp	1,246
332,684		Ushio, Inc	4,782
41,203		USS Co Ltd	3,724
37,000		West Japan Railway Co	1,608
4,740	e	Yahoo! Japan Corp	1,525
26,577	e	Yakult Honsha Co Ltd	836
4,469		Yamada Denki Co Ltd	304
40,666		Yamaguchi Financial Group, Inc	387
8,688		Yamaha Corp	79
44,683	*	Yamaha Motor Co Ltd	565
4,500		Yamato Kogyo Co Ltd	129
40,055		Yamato Transport Co Ltd	674
11,553	e	Yamazaki Baking Co Ltd	152
22,384	e	Yaskawa Electric Corp	190
22,510	*,e	Yokogawa Electric Corp	202

		TOTAL JAPAN	1,042,396

JERSEY, C.I. - 0.1%
101,976		Randgold Resources Ltd	10,426

		TOTAL JERSEY, C.I.	10,426

KAZAKHSTAN - 0.0%
13,767		Eurasian Natural Resources Corp	136

		TOTAL KAZAKHSTAN	136

KOREA, REPUBLIC OF - 0.5%
100,000		Daewoo Shipbuilding & Marine Engineering Co Ltd	2,115
110,000		Dongbu Insurance Co Ltd	5,112
54,520	*	Duksan Hi-Metal Co Ltd	1,205
232,960		Hanwha Chemical Corp	4,979
13,900		Hyundai Mobis	3,532
48,797		Hyundai Motor Co	9,039
27,000		Hyundai Steel Co	2,246
193,081		KB Financial Group, Inc	6,084
120,780		Kia Motors Corp	7,009
40,000		KT&G Corp	2,826
10,838		LG Chem Ltd	2,989
40,000		LS Cable Ltd	2,644
7,500		Samsung Electronics Co Ltd	6,899

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

120,000		Samsung Heavy Industries Co Ltd	$2,915
50,000		SK C&C Co Ltd	5,083

		TOTAL KOREA, REPUBLIC OF	64,677

LUXEMBOURG - 0.0%
86,067		ArcelorMittal	1,564
1,964,000	e	L’ Occitane International S.A.	3,939
7,617	e	Millicom International Cellular S.A.	761
29,225		SES Global S.A.	700
47,374	e	Tenaris S.A.	871

		TOTAL LUXEMBOURG	7,835

MACAU - 0.4%
14,454,100	*	Sands China Ltd	40,551
103,200	e	Wynn Macau Ltd	258

		TOTAL MACAU	40,809

MALAYSIA - 0.0%
3,680,000		AirAsia BHD	4,373
1,151,800		Public Bank BHD	4,859
33,959		YNH Property BHD	19

		TOTAL MALAYSIA	9,251

MEXICO - 0.1%
200,000		Alfa S.A. de C.V. (Class A)	2,178
660,741		Fresnillo plc	15,656

		TOTAL MEXICO	17,834

NETHERLANDS - 2.0%
164,222	*	Aegon NV	656
23,304		Akzo Nobel NV	1,123
43,353		ASML Holding NV	1,811
6,375		Boskalis Westminster	233
199,159		Chicago Bridge & Iron Co NV	7,529
50,000	*	CNH Global NV	1,800
5,852		Corio NV	253
5,432		Delta Lloyd NV	91
8,195		DSM NV	379
458,550		European Aeronautic Defence and Space Co	14,279
6,839		Fugro NV	396
11,266		Heineken Holding NV	460
25,049		Heineken NV	1,160
13,251,748	*	ING Groep NV	94,772
118,133		Koninklijke Ahold NV	1,588
100,524		Koninklijke Philips Electronics NV	2,109
3,716		Koninklijke Vopak NV	196
23,160	*	Qiagen N.V.	319
11,158		Randstad Holdings NV	328
210,604		Reed Elsevier NV	2,450
1,726,109		Royal Dutch Shell plc (A Shares)	63,330
628,969		Royal Dutch Shell plc (B Shares)	23,925

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

496,999		Royal KPN NV	$5,933
16,416		SBM Offshore NV	337
36,280		TNT Express NV	270
377,068		Unilever NV	12,965
145,000		Unilever NV (ADR)	4,984
29,046		Wolters Kluwer NV	501

		TOTAL NETHERLANDS	244,177

NEW ZEALAND - 0.0%
103,700		Auckland International Airport Ltd	203
39,515	*	Contact Energy Ltd	162
73,072	e	Fletcher Building Ltd	349
65,682		Sky City Entertainment Group Ltd	175
215,475		Telecom Corp of New Zealand Ltd	345

		TOTAL NEW ZEALAND	1,234

NIGERIA - 0.0%
170,000	*,e	Maurel & Prom Nigeria	429

		TOTAL NIGERIA	429

NORWAY - 0.0%
8,824		Aker Kvaerner ASA	92
326,354		DNB NOR Holding ASA	3,181
10,493	e	Gjensidige Forsikring BA	121
90,969		Norsk Hydro ASA	420
77,480		Orkla ASA	577
30,085	e	SeaDrill Ltd	1,003
112,185		Statoil ASA	2,873
278,712		Telenor ASA	4,561
19,049		Yara International ASA	760

		TOTAL NORWAY	13,588

PHILIPPINES - 0.0%
7,000,000		Aboitiz Power Corp	4,778
10,195,901	m	Ayala Land, Inc (Preference)	23
3,771,610		Metropolitan Bank & Trust	5,855

		TOTAL PHILIPPINES	10,656

POLAND - 0.0%
120,789		KGHM Polska Miedz S.A.	3,853

		TOTAL POLAND	3,853

PORTUGAL - 0.3%
55,039	e	Banco Espirito Santo S.A.	96
23,082	e	Cimpor Cimentos de Portugal S.A.	159
12,382	*	EDP Renovaveis S.A.	76
100,679		Energias de Portugal S.A.	311
19,675		Galp Energia SGPS S.A.	289
1,990,236	*	Jeronimo Martins SGPS S.A.	32,874
62,170	e	Portugal Telecom SGPS S.A.	358

		TOTAL PORTUGAL	34,163

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

RUSSIA - 0.0%
315,187	*,f	Pharmstandard (GDR) (purchased 10/08/10, cost $7,395)	$4,433
225,000	*	Sberbank of Russian Federation (ADR)	2,225

		TOTAL RUSSIA	6,658

SINGAPORE - 0.4%
184,473	e	Ascendas Real Estate Investment Trust	260
822,082		CapitaLand Ltd	1,399
667,362		CapitaMall Trust	874
92,000	e	CapitaMalls Asia Ltd	80
155,868	e	City Developments Ltd	1,068
126,028	e	ComfortDelgro Corp Ltd	138
78,584	e	Cosco Corp Singapore Ltd	53
909,025		DBS Group Holdings Ltd	8,069
143,766	*	Flextronics International Ltd	814
61,103		Fraser and Neave Ltd	292
405,384	*,e	Genting International plc	472
118,000	*	Global Logistic Properties	160
444,497		Golden Agri-Resources Ltd	245
514,000		Hotel Properties Ltd	688
251,082		Jardine Cycle & Carriage Ltd	9,316
1,166,326	e	Keppel Corp Ltd	8,348
2,932,000	e	Keppel Land Ltd	5,012
26,000		K-Green Trust	18
70,465	e	Neptune Orient Lines Ltd	61
96,155	e	Olam International Ltd	158
287,699		Oversea-Chinese Banking Corp	1,735
765,609		SembCorp Industries Ltd	2,388
342,857	e	SembCorp Marine Ltd	1,008
137,492		Singapore Airlines Ltd	1,076
247,560	e	Singapore Exchange Ltd	1,170
469,963	e	Singapore Press Holdings Ltd	1,336
437,896		Singapore Technologies Engineering Ltd	908
2,390,704		Singapore Telecommunications Ltd	5,694
40,274	e	StarHub Ltd	90
141,022		United Overseas Bank Ltd	1,660
1,554,965		United Overseas Land Ltd	4,790
127,230	e	Wilmar International Ltd	490
124,000		Yangzijiang Shipbuilding	87

		TOTAL SINGAPORE	59,957

SOUTH AFRICA - 0.2%
102,071	e	Kumba Iron Ore Ltd	6,309
1,500,000		Life Healthcare Group Holdings Pte Ltd	3,833
570,000		Mr Price Group Ltd	5,630
110,000		Sasol Ltd	5,236
200,000		Woolworths Holdings Ltd	965

		TOTAL SOUTH AFRICA	21,973

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

SPAIN - 0.8%
33,907		Abertis Infraestructuras S.A.	$539
2,624		Acciona S.A.	226
12,227	e	Acerinox S.A.	156
14,308	e	ACS Actividades Cons y Servicios S.A.	422
871,006	e	Amadeus IT Holding S.A.	14,065
503,321		Banco Bilbao Vizcaya Argentaria S.A.	4,336
101,180	e	Banco de Sabadell S.A.	383
92,480	e	Banco Popular Espanol S.A.	420
2,923,190		Banco Santander Central Hispano S.A.	22,084
45,768	*	Bankia SAU	213
26,014	e	Bankinter S.A.	159
426,631	e	Bolsas y Mercados Espanoles	11,454
39,922		Cintra Concesiones de Infraestructuras de Transporte S.A.	480
77,634	e	Corp Mapfre S.A.	246
80,469	e	Criteria Caixacorp S.A.	393
3,529,638	*,e	Distribuidora Internacional de Alimentacion S.A.	15,890
9,631		Enagas	178
4,577	e	Fomento de Construcciones y Contratas S.A.	118
17,296		Gas Natural SDG S.A.	296
12,919	*,e	Grifols S.A.	216
774	*	Grifols S.A. (Class B)	8
403,343		Iberdrola S.A.	2,519
118,849		Inditex S.A.	9,702
10,112	e	Indra Sistemas S.A.	128
5,801	e	Red Electrica de Espana	248
76,158		Repsol YPF S.A.	2,330
418,917		Telefonica S.A.	7,217
14,638	e	Zardoya Otis S.A.	200

		TOTAL SPAIN	94,626

SWEDEN - 0.7%
34,489		Alfa Laval AB	651
16,688		Assa Abloy AB (Class B)	417
67,403	e	Atlas Copco AB (A Shares)	1,444
39,103		Atlas Copco AB (B Shares)	740
2,112,895	*	Biovitrum AB	4,625
214,587		Boliden AB	3,113
250,000		Castellum AB	3,094
24,171	e	Electrolux AB (Series B)	384
300,446		Ericsson (LM) (B Shares)	3,047
20,017		Getinge AB (B Shares)	506
878,653	e	Hennes & Mauritz AB (B Shares)	28,188
13,228	e	Hexagon AB (B Shares)	197
5,477		Holmen AB (B Shares)	157
43,800		Husqvarna AB (B Shares)	201
6,385		Industrivarden AB	76
45,733	e	Investor AB (B Shares)	851
10,996		Kinnevik Investment AB (Series B)	214
11,803	*	Lundin Petroleum AB	289
2,709		Modern Times Group AB (B Shares)	129
292,313		Nordea Bank AB	2,253
10,290		Ratos AB (B Shares)	120
1,784,271		Sandvik AB	21,814

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

32,045		Scania AB (B Shares)	$473
30,932		Securitas AB (B Shares)	266
147,163		Skandinaviska Enskilda Banken AB (Class A)	854
39,758		Skanska AB (B Shares)	656
160,861		SKF AB (B Shares)	3,391
16,939	e	Ssab Svenskt Stal AB (Series A)	148
57,575		Svenska Cellulosa AB (B Shares)	850
49,073		Svenska Handelsbanken (A Shares)	1,286
66,817		Swedbank AB (A Shares)	862
133,327		Swedish Match AB	4,723
31,159		Tele2 AB (B Shares)	604
221,631		TeliaSonera AB	1,502
330,000		Trelleborg AB (B Shares)	2,852
124,887		Volvo AB (B Shares)	1,361

		TOTAL SWEDEN	92,338

SWITZERLAND - 2.9%
170,710		ABB Ltd	3,207
10,548		Actelion Ltd	361
295,013		Adecco S.A.	12,294
8,302		Aryzta AG.	401
4,952		Baloise Holding AG.	339
100	*	Barry Callebaut AG.	98
421,596		Compagnie Financiere Richemont S.A.	21,208
720,902		Credit Suisse Group	16,897
4,017		Geberit AG.	772
795		Givaudan S.A.	755
43,978	e	Glencore International AG.	269
24,611		Holcim Ltd	1,312
251,731		Julius Baer Group Ltd	9,806
10,584		Julius Baer Holding AG.	115
5,419		Kuehne & Nagel International AG.	607
88		Lindt & Spruengli AG.	261
11		Lindt & Spruengli AG. (Reg)	367
35,370		Lonza Group AG.	2,084
1,175,748		Nestle S.A.	67,515
1,737,042		Novartis AG.	99,172
2,654		Pargesa Holding S.A.	173
703		Partners Group	122
4,770		Phonak Holding AG.	497
9,000	*	Rieter Holding AG.	1,348
267,925		Roche Holding AG.	45,311
2,590		Schindler Holding AG.	301
1,205		Schindler Holding AG. (Reg)	140
513		SGS S.A.	846
109		Sika AG.	205
66,181		STMicroelectronics NV	392
790		Straumann Holding AG.	136
1,331		Sulzer AG.	142
3,353		Swatch Group AG.	1,248
2,898		Swatch Group AG. Reg	192
3,033		Swiss Life Holding	278

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

395,980		Swiss Re Ltd	$20,132
2,375		Swisscom AG.	898
151,053		Syngenta AG.	44,388
6,220	g	Synthes, Inc 144A	1,041
432,900	*,e	Temenos Group AG.	7,067
1,098,309	*	UBS AG. (Switzerland)	13,029
24,684		Zurich Financial Services AG.	5,561

		TOTAL SWITZERLAND	381,287

TAIWAN - 0.3%
1,000,000		Catcher Technology Co Ltd	4,631
280,000		FLEXium Interconnect, Inc	749
143,728	*,e	Foxconn International Holdings Ltd	92
1,411,740		Hon Hai Precision Industry Co, Ltd	3,861
1,265,000		King Slide Works Co Ltd	6,012
3,030,250	*	Shining Building Business Co Ltd	2,237
1,200,000		Taiwan Mobile Co Ltd	3,739
400,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5,164
3,361,230		TSRC Corp	8,236

		TOTAL TAIWAN	34,721

THAILAND - 0.2%
4,538,000		Bank of Ayudhya PCL - NVDR	3,159
219,437		Banpu PCL	3,792
4,227,800		Charoen Pokphand Foods PCL	4,416
1,157,000		Kasikornbank PCL - NVDR	4,465
1,701,654	*	PTT Global Chemical PCL	3,290
533,000		PTT PCL	5,362

		TOTAL THAILAND	24,484

TURKEY - 0.0%
500,000		Ford Otomotiv Sanayi AS	4,030
200,000		Koza Altin Isletmeleri AS	2,651
930,000		Tofas Turk Otomobil Fabrik	2,904
1,025,936		Turk Telekomunikasyon AS	3,797

		TOTAL TURKEY	13,382

UKRAINE - 0.0%
569,454	*	MHP S.A.	6,084

		TOTAL UKRAINE	6,084

UNITED KINGDOM - 8.6%
97,170		3i Group plc	273
14,718	*,e	Acergy S.A.	272
19,583	e	Admiral Group plc	260
2,400,000	*	Afren plc	3,193
1,238,460	e	Aggreko plc	38,753
17,785		AMEC plc	250
679,271		Anglo American plc (London)	25,092
1,195,734		Antofagasta plc	22,614
71,390		ARM Holdings plc	659

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

108,406	*,e	ASOS plc	$2,080
288,854		Associated British Foods plc	4,962
139,695		AstraZeneca plc	6,453
1,122,234	*,e	Avanti Communications Group plc	5,036
562,461		Aveva Group plc	12,504
280,362		Aviva plc	1,304
19,121		Babcock International Group	218
345,275		BAE Systems plc	1,526
70,675		Balfour Beatty plc	291
14,754,672		Barclays plc	40,408
3,665,255		BG Group plc	78,303
453,350		BHP Billiton plc	13,254
5,130,100	*,e	Blinkx plc	6,092
4,826,113		BP plc	34,378
502,579		British American Tobacco plc	23,843
1,636,955		British Land Co plc	11,749
60,602		British Sky Broadcasting plc	689
8,743,660		BT Group plc	25,917
317,589		Bunzl plc	4,358
556,890		Burberry Group plc	10,240
139,629	*	Cairn Energy plc	574
32,731	e	Capita Group plc	319
800,000		Carillion plc	3,733
9,623		Carnival plc	317
3,272,377		Centrica plc	14,698
59,436		Cobham plc	169
187,644		Compass Group plc	1,781
578,044		Croda International plc	16,182
1,502,280		Diageo plc	32,825
190,900		Ensco International plc (ADR)	8,957
258,858		Experian Group Ltd	3,519
82,134		GKN plc	233
1,158,427		GlaxoSmithKline plc	26,396
134,681		Group 4 Securicor plc	568
71,399		Hammerson plc	399
6,958,720		HSBC Holdings plc	53,123
54,352		ICAP plc	293
1,886,021	*	Imagination Technologies Group plc	16,079
240,000		IMI plc	2,833
754,982		Imperial Tobacco Group plc	28,569
24,049		Inmarsat plc	151
27,240		Intercontinental Hotels Group plc	490
73,361	*	International Consolidated Airlines	164
413,037	e	International Power plc	2,160
8,376		Intertek Group plc	265
45,245		Invensys plc	148
46,599		Investec plc	245
196,802		ITV plc	208
120,706	e	J Sainsbury plc	568
11,423		Johnson Matthey plc	325
11,451		Kazakhmys plc	165
125,783		Kingfisher plc	489

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

76,673		Land Securities Group plc	$756
11,457,505		Legal & General Group plc	18,310
52,427		Liberty International plc	254
3,193,189	*	Lloyds TSB Group plc	1,283
235,251		London Stock Exchange Group plc	2,893
8,986		Lonmin plc	137
180,279		Man Group plc	352
84,373	e	Marks & Spencer Group plc	408
41,144		Meggitt plc	225
540,000		Mondi plc	3,815
8,407,850	*	Monitise plc	3,917
349,307		National Grid plc	3,376
5,364,011		New Carphone Warehouse plc	25,714
309,566		New World Resources plc (A Shares)	2,122
363,078	e	Next plc	15,403
541,673		Old Mutual plc	1,139
1,340,712		Pearson plc	25,163
23,541		Petrofac Ltd	527
2,458,465		Prudential plc	24,324
315,949		Reckitt Benckiser Group plc	15,583
64,747		Reed Elsevier plc	521
81,447		Resolution Ltd	317
87,908		Rexam plc	481
1,287,701		Rio Tinto plc	62,900
79,600		Rio Tinto plc (ADR)	3,894
1,228,459	*	Rockhopper Exploration plc	5,156
1,416,040		Rolls-Royce Group plc	16,395
344,768		Royal & Sun Alliance Insurance Group plc	563
1,740,626	*	Royal Bank of Scotland Group plc	549
70,698		SABMiller plc	2,485
132,025		Sage Group plc	603
11,782		Schroders plc	240
93,533		Scottish & Southern Energy plc	1,872
75,898		Segro plc	246
49,706		Serco Group plc	366
23,752	e	Severn Trent plc	551
89,106		Smith & Nephew plc	865
371,668		Smiths Group plc	5,275
180,000		Spectris plc	3,597
1,940,792		Standard Chartered plc	42,450
226,307		Standard Life plc	725
24,746		Tate & Lyle plc	271
680,029		Tesco plc	4,255
53,747	e	TUI Travel plc	139
3,090,086		Tullow Oil plc	67,142
191,900		Ultra Electronics Holdings	4,402
433,801		Unilever plc	14,547
3,631,384	*	Unitech Corporate Parks plc	1,459
68,566		United Utilities Group plc	645
91,991	e	Virgin Media, Inc	1,967
19,216,748		Vodafone Group plc	53,577
11,090	e	Weir Group plc	350

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

17,637		Whitbread plc	$428
900,000		William Hill plc	2,829
215,049		WM Morrison Supermarkets plc	1,088
846,283		Wolseley plc	27,991
2,646,547		Xstrata plc	40,294
2,471,170		Yule Catto & Co plc	6,305

		TOTAL UNITED KINGDOM	1,115,357

UNITED STATES - 52.6%
56,058		3M Co	4,582
77,500		A.O. Smith Corp	3,109
600,942		Abbott Laboratories	33,791
40,084		Abercrombie & Fitch Co (Class A)	1,958
440,610		ACE Ltd	30,896
443,441		Activision Blizzard, Inc	5,463
233,738	*	Adobe Systems, Inc	6,608
72,886		Advance Auto Parts, Inc	5,075
15,894	*	Advanced Micro Devices, Inc	86
51,431	*	AES Corp	609
178,276		Aetna, Inc	7,521
253,618		Aflac, Inc	10,972
17,303	*	AGCO Corp	744
155,891	*	Agilent Technologies, Inc	5,445
13,907		Air Products & Chemicals, Inc	1,185
14,466		Airgas, Inc	1,130
4,927	*	Akamai Technologies, Inc	159
28,789		Alcoa, Inc	249
40,545	*	Alexion Pharmaceuticals, Inc	2,899
2,644		Allegheny Technologies, Inc	126
256,256		Allergan, Inc	22,484
198,563	*,e	Alliance Data Systems Corp	20,619
49,318		Alliant Energy Corp	2,175
19,380		Allied World Assurance Co Holdings Ltd	1,220
125,456		Allstate Corp	3,439
53,596	*	Alpha Natural Resources, Inc	1,095
8,633		Altera Corp	320
541,708		Altria Group, Inc	16,062
117,066	*	Amazon.com, Inc	20,264
23,033		AMB Property Corp	659
41,735		Ameren Corp	1,383
33,360		American Electric Power Co, Inc	1,378
77,498		American Express Co	3,656
83,000		American Financial Group, Inc	3,062
12,830	*	American International Group, Inc	298
155,878	*	American Tower Corp (Class A)	9,354
216,770		American Water Works Co, Inc	6,906
42,441		Ameriprise Financial, Inc	2,107
518,509		AmerisourceBergen Corp	19,283
35,424		Ametek, Inc	1,491
462,981		Amgen, Inc	29,728
13,521		Amphenol Corp (Class A)	614
377,080		Anadarko Petroleum Corp	28,783

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

86,208		Analog Devices, Inc	$3,085
406,813		Annaly Capital Management, Inc	6,493
97,925		AON Corp	4,583
373,450		Apache Corp	33,827
41,007	*,e	Apollo Group, Inc (Class A)	2,209
807,926	*	Apple, Inc	327,209
97,827		Applied Materials, Inc	1,048
212,282	*	Arch Capital Group Ltd	7,903
5,374		Arch Coal, Inc	78
90,868		Archer Daniels Midland Co	2,599
118,280	*	Arrow Electronics, Inc	4,425
348,891		Ashland, Inc	19,943
129,456		Assurant, Inc	5,315
3,111,296		AT&T, Inc	94,085
26,276	*	Autodesk, Inc	797
113,655	e	Autoliv, Inc	6,079
125,537		Automatic Data Processing, Inc	6,780
28,615	*	Autozone, Inc	9,299
474,692		Avago Technologies Ltd	13,700
25,480	e	AvalonBay Communities, Inc	3,328
2,715		Avery Dennison Corp	78
19,693	*	Avnet, Inc	612
33,196		Avon Products, Inc	580
453,506		Axis Capital Holdings Ltd	14,494
53,799	*	Babcock & Wilcox Co	1,299
404,166		Baker Hughes, Inc	19,659
149,967		Ball Corp	5,355
1,217,187		Bank of America Corp	6,768
54,726		Bank of New York Mellon Corp	1,090
2,573		Bard (C.R.), Inc	220
513,486		Baxter International, Inc	25,408
115,834		BB&T Corp	2,916
17,890		Beam, Inc	917
27,326		Becton Dickinson & Co	2,042
228,213	*	Bed Bath & Beyond, Inc	13,230
70,121	*	Berkshire Hathaway, Inc (Class B)	5,350
131,898		Best Buy Co, Inc	3,082
45,078	*	Biogen Idec, Inc	4,961
28,542		BlackRock, Inc	5,087
258,654		Blackstone Group LP	3,624
199,734	*	BMC Software, Inc	6,547
583,377		Boeing Co	42,792
51,975	*,e	BorgWarner, Inc	3,313
125,997		Boston Properties, Inc	12,549
119,466	*	Boston Scientific Corp	638
25,000		Brinker International, Inc	669
284,722		Bristol-Myers Squibb Co	10,034
85,432		Broadcom Corp (Class A)	2,508
85,813	e	Brookfield Office Properties, Inc (Toronto)	1,345
10,752		Brown-Forman Corp (Class B)	866
3,911		Bunge Ltd	224
253,325		CA, Inc	5,121

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

108,404		Cablevision Systems Corp (Class A)	$1,542
59,842		Cabot Oil & Gas Corp	4,542
97,000	*	CACI International, Inc (Class A)	5,424
40,586	*	Calpine Corp	663
131,670	*	Cameron International Corp	6,477
5,368		Campbell Soup Co	178
240,698		Capital One Financial Corp	10,179
171,348		Cardinal Health, Inc	6,958
199,524	*	CareFusion Corp	5,070
6,210	*	Carmax, Inc	189
12,536		Carnival Corp	409
191,102		Caterpillar, Inc	17,314
18,019	*	CBRE Group, Inc	274
715,111		CBS Corp (Class B)	19,408
133,645		Celanese Corp (Series A)	5,916
517,508	*	Celgene Corp	34,984
1,595,370		Centerpoint Energy, Inc	32,052
203,462		CenturyTel, Inc	7,569
78,764	*	Cerner Corp	4,824
117,683		CF Industries Holdings, Inc	17,062
4,573		CH Robinson Worldwide, Inc	319
130,000	*	Charles River Laboratories International, Inc	3,553
58,548		Charles Schwab Corp	659
18,391		Chesapeake Energy Corp	410
1,080,538		Chevron Corp	114,969
1,884,013	e	Chimera Investment Corp	4,729
902	*	Chipotle Mexican Grill, Inc (Class A)	305
220,978		Chubb Corp	15,296
333,210		Church & Dwight Co, Inc	15,248
151,148		Cigna Corp	6,348
2,317		Cimarex Energy Co	143
8,172		Cincinnati Financial Corp	249
3,365		Cintas Corp	117
3,664,632		Cisco Systems, Inc	66,257
99,362	*	CIT Group, Inc	3,465
1,576,250		Citigroup, Inc	41,471
40,913	*	Citrix Systems, Inc	2,484
60,000	*	Clean Harbors, Inc	3,824
178,131		Cleveland-Cliffs, Inc	11,106
35,507		Clorox Co	2,363
3,733		CME Group, Inc	910
80,000		Coach, Inc	4,883
95,000	*	Cobalt International Energy, Inc	1,474
1,141,133		Coca-Cola Co	79,845
526,186		Coca-Cola Enterprises, Inc	13,565
8,212	*	Cognizant Technology Solutions Corp (Class A)	528
99,879		Colgate-Palmolive Co	9,228
686,547		Comcast Corp (Class A)	16,278
86,490	e	Comcast Corp (Special Class A)	2,038
15,316		Comerica, Inc	395
104,100		Computer Sciences Corp	2,467
99,814		ConAgra Foods, Inc	2,635

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

172,892	*	Concho Resources, Inc	$16,209
331,949		ConocoPhillips	24,189
224,734		Consol Energy, Inc	8,248
90,424		Consolidated Edison, Inc	5,609
5,580	*	Constellation Brands, Inc (Class A)	115
252,756	e	Constellation Energy Group, Inc	10,027
24,220	*,e	Continental Resources, Inc	1,616
119,116		Cooper Industries plc	6,450
214,354		Corn Products International, Inc	11,273
118,595		Corning, Inc	1,539
227,006		Costco Wholesale Corp	18,914
4,822	*	Covance, Inc	220
111,648	*	Coventry Health Care, Inc	3,391
189,656		Covidien plc	8,536
2,912	*	Cree, Inc	64
45,869	*	Crown Castle International Corp	2,055
563,911	*	Crown Holdings, Inc	18,937
333,861		CSX Corp	7,031
110,355		Cummins, Inc	9,713
1,038,324		CVS Corp	42,343
347,795		Cytec Industries, Inc	15,529
893,031	*	Dana Holding Corp	10,850
692,302		Danaher Corp	32,566
112,708		Darden Restaurants, Inc	5,137
200,829	*	DaVita, Inc	15,225
53,665		Deere & Co	4,151
941,305	*	Dell, Inc	13,771
29,357	*	Delta Air Lines, Inc	237
808,303	*	Denbury Resources, Inc	12,205
25,929		Dentsply International, Inc	907
30,114		Devon Energy Corp	1,867
1,924		DeVry, Inc	74
12,496	e	Diamond Offshore Drilling, Inc	691
60,000		Dick’s Sporting Goods, Inc	2,213
10,709	e	Digital Realty Trust, Inc	714
97,385	e	Dillard’s, Inc (Class A)	4,371
475,693	*	DIRECTV	20,341
669,472		Discover Financial Services	16,067
456,516	*	Discovery Communications, Inc (Class A)	18,703
6,549	*	Discovery Communications, Inc (Class C)	247
730,564		DISH Network Corp (Class A)	20,806
1,493	*	Dolby Laboratories, Inc (Class A)	46
72,566	*	Dollar General Corp	2,985
57,191	*	Dollar Tree, Inc	4,753
84,571		Dominion Resources, Inc	4,489
22,880		Domtar Corp	1,829
29,242		Dover Corp	1,697
1,373,542		Dow Chemical Co	39,504
419,768		DR Horton, Inc	5,293
86,452		Dr Pepper Snapple Group, Inc	3,413
113,747	e	DSW, Inc (Class A)	5,029
52,813		DTE Energy Co	2,876

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

189,817		Du Pont (E.I.) de Nemours & Co	$8,690
109,656		Duke Energy Corp	2,412
15,033		Duke Realty Corp	181
1,421		Dun & Bradstreet Corp	106
118,980	*	E*Trade Financial Corp	947
93,999		East West Bancorp, Inc	1,856
116,677		Eastman Chemical Co	4,557
8,803		Eaton Corp	383
3,220	e	Eaton Vance Corp	76
747,122	*	eBay, Inc	22,660
353,508		Ecolab, Inc	20,436
40,730		Edison International	1,686
236,158	*	Edwards Lifesciences Corp	16,697
521,741		El Paso Corp	13,863
215,065	*	Electronic Arts, Inc	4,430
201,434		Eli Lilly & Co	8,372
901,080	*	EMC Corp	19,409
103,872		Emerson Electric Co	4,839
2,036		Energen Corp	102
125,238	*	Energizer Holdings, Inc	9,703
14,504		Entergy Corp	1,060
79,636		EOG Resources, Inc	7,845
3,390		Equifax, Inc	131
38,650		Equitable Resources, Inc	2,118
21,739		Equity Residential	1,240
14,500	e	Essex Property Trust, Inc	2,037
86,224		Estee Lauder Cos (Class A)	9,685
52,762		Everest Re Group Ltd	4,437
932,983		Exelon Corp	40,463
32,530		Expedia, Inc	944
26,848		Expeditors International Washington, Inc	1,100
120,000	*	Express Parent LLC	2,393
192,411	*	Express Scripts, Inc	8,599
2,019,625		Exxon Mobil Corp	171,183
2,150	*	F5 Networks, Inc	228
210,400	*	Fairchild Semiconductor International, Inc	2,533
36,717		Family Dollar Stores, Inc	2,117
36,616		Fastenal Co	1,597
109,074	*	Federal Mogul Corp (Class A)	1,609
21,546		Federal Realty Investment Trust	1,955
101,546		FedEx Corp	8,480
515,625	*	Ferro Corp	2,521
17,434		Fidelity National Information Services, Inc	464
116,495		Fidelity National Title Group, Inc (Class A)	1,856
386,222		Fifth Third Bancorp	4,913
330,000		First Horizon National Corp	2,640
1,491	*,e	First Solar, Inc	50
112,598		FirstEnergy Corp	4,988
27,149	*	Fiserv, Inc	1,595
4,328		Flir Systems, Inc	109
4,467		Flowserve Corp	444
69,640		Fluor Corp	3,499

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,969		FMC Corp	$169
149,800	*	FMC Technologies, Inc	7,824
200,000		Foot Locker, Inc	4,768
1,627,424	*	Ford Motor Co	17,511
90,174	*	Forest Laboratories, Inc	2,729
6,930	*	Fossil, Inc	550
62,413		Franklin Resources, Inc	5,995
746,259		Freeport-McMoRan Copper & Gold, Inc (Class B)	27,455
58,132		Frontier Communications Corp	299
312,115	*,e	GameStop Corp (Class A)	7,531
32,031		Gap, Inc	594
48,765	e	Garmin Ltd	1,941
21,824		General Dynamics Corp	1,449
3,737,103		General Electric Co	66,932
11,624		General Growth Properties, Inc	175
485,986		General Mills, Inc	19,639
4,461,000	*	General Motors Co	0	^
18,106,794	*,e	General Motors Co	0	^
69,850,000	*	General Motors Co	0	^
19,417,463	*	General Motors Co	0	^
200,527	*	General Motors Co	4,065
13,592,224	*	General Motors Co	0	^
26,439,985	*	General Motors Co	0	^
29,845,445	*	General Motors Co	0	^
530,757	*	General Motors Co	0	^
18,159,000	*	General Motors Co	0	^
61,921,000	*,e	General Motors Co	0	^
30,573		Genuine Parts Co	1,871
64,223	*	Genworth Financial, Inc (Class A)	421
97,175	*	Georgia Gulf Corp	1,894
2,223,261	*	Gilead Sciences, Inc	90,998
361,917		Goldman Sachs Group, Inc	32,728
191,275		Goodrich Corp	23,661
32,038	*	Goodyear Tire & Rubber Co	454
189,571	*	Google, Inc (Class A)	122,444
3,499	*,e	Green Mountain Coffee Roasters, Inc	157
200,000	*,e	GT Solar International, Inc	1,448
120,561		H&R Block, Inc	1,969
1		H.B. Fuller Co	0	^
149,823		H.J. Heinz Co	8,096
274,297		Halliburton Co	9,466
22,437		Hansen Natural Corp	2,067
6,496		Harley-Davidson, Inc	252
3,342		Harris Corp	120
11,488		Hartford Financial Services Group, Inc	187
9,743		Hasbro, Inc	311
4,938	*	HCA Holdings, Inc	109
22,479		HCP, Inc	931
5,262		Health Care REIT, Inc	287
322,265	*	Healthsouth Corp	5,694
39,877		Helmerich & Payne, Inc	2,327
2,468	*	Henry Schein, Inc	159

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

173,651		Herbalife Ltd	$8,973
71,295		Hershey Co	4,405
7,733	*	Hertz Global Holdings, Inc	91
83,548		Hess Corp	4,746
2,177,976		Hewlett-Packard Co	56,105
43,515		Holly Corp	1,018
345,905	*	Hologic, Inc	6,057
456,148		Home Depot, Inc	19,176
1,045,332		Honeywell International, Inc	56,815
60,227		Hormel Foods Corp	1,764
183,337	*	Hospira, Inc	5,568
191,107		Host Marriott Corp	2,823
38,641		Hudson City Bancorp, Inc	242
145,994		Humana, Inc	12,791
2,998,812		Huntington Bancshares, Inc	16,463
1,501	*	Huntington Ingalls	47
440,000		Huntsman Corp	4,400
296,783		IAC/InterActiveCorp	12,643
1,221	*	IHS, Inc (Class A)	105
112,519		Illinois Tool Works, Inc	5,256
3,592	*	Illumina, Inc	109
19,191		Ingersoll-Rand plc	585
2,116		Integrys Energy Group, Inc	115
1,877,821		Intel Corp	45,537
167,345	*	IntercontinentalExchange, Inc	20,173
528,439		International Business Machines Corp	97,168
2,184		International Flavors & Fragrances, Inc	114
24,215		International Game Technology	416
75,280		International Paper Co	2,228
1,080,988		Interpublic Group of Cos, Inc	10,518
110,800		Intuit, Inc	5,827
10,151	*	Intuitive Surgical, Inc	4,700
79,193		Invesco Ltd	1,591
4,980		Iron Mountain, Inc	153
378,000	e	iShares MSCI Canada Index Fund	10,055
1,650,500		iShares MSCI EAFE Index Fund	81,750
2,790,261	e	iShares MSCI Japan Index Fund	25,419
20,500	*,e	ITT Educational Services, Inc	1,166
27,403		J.B. Hunt Transport Services, Inc	1,235
30,544		J.M. Smucker Co	2,388
291,750		Jabil Circuit, Inc	5,736
9,560	*	Jacobs Engineering Group, Inc	388
683,900		Janus Capital Group, Inc	4,315
817,661		Jarden Corp	24,432
4,802		JC Penney Co, Inc	169
524,429		Johnson & Johnson	34,392
196,899		Johnson Controls, Inc	6,155
113,773		Joy Global, Inc	8,530
1,423,273	e	JPMorgan Chase & Co	47,324
580,370	*	Juniper Networks, Inc	11,845
70,855	*	Kansas City Southern Industries, Inc	4,819
519,033		KBR, Inc	14,466

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

32,723		Kellogg Co	$1,655
50,000		Kennametal, Inc	1,826
204,347		Keycorp	1,571
58,204		Kimberly-Clark Corp	4,281
22,373	e	Kimco Realty Corp	363
2,421	*,e	Kinder Morgan Management LLC	190
62,187	e	Kinder Morgan, Inc	2,001
112,554		Kla-Tencor Corp	5,431
145,190		Kohl’s Corp	7,165
1,031,298		Kraft Foods, Inc (Class A)	38,528
522,385		Kroger Co	12,652
13,653		L-3 Communications Holdings, Inc	910
2,840	*	Laboratory Corp of America Holdings	244
49,215	*	Lam Research Corp	1,822
258,138	*	Laredo Petroleum Holdings, Inc	5,756
410,241	*	Las Vegas Sands Corp	17,530
127,268		Lear Corp	5,065
3,992		Legg Mason, Inc	96
19,215		Leggett & Platt, Inc	443
5,557		Leucadia National Corp	126
4,390	*	Level 3 Communications, Inc	75
123,180		Lexmark International, Inc (Class A)	4,074
43,822	*	Liberty Global, Inc (Class A)	1,798
5,897	*	Liberty Global, Inc (Series C)	233
13,987	*	Liberty Interactive LLC	1,092
189,313	*	Liberty Media Holding Corp (Interactive A)	3,070
7,730	e	Liberty Property Trust	239
246,508	*	Life Technologies Corp	9,592
503,216		Limited Brands, Inc	20,305
70,033		Lincoln National Corp	1,360
6,177		Linear Technology Corp	185
66,531		Lockheed Martin Corp	5,382
19,158		Loews Corp	721
312,526		Lorillard, Inc	35,628
98,395		Lowe’s Companies, Inc	2,497
16,443	*	LSI Logic Corp	98
52,481		LyondellBasell Industries AF S.C.A	1,705
3,070		M&T Bank Corp	234
7,432		Macerich Co	376
581,212		Macy’s, Inc	18,703
1	*	Madison Square Garden, Inc	0	^
2,230		Manpower, Inc	80
233,332		Marathon Oil Corp	6,830
81,600		Marathon Petroleum Corp	2,716
7,707		Marriott International, Inc (Class A)	225
334,332		Marsh & McLennan Cos, Inc	10,572
1,300	e	Martin Marietta Materials, Inc	98
1,513,788	*,e	Marvell Technology Group Ltd	20,966
1,261,331		Masco Corp	13,219
61,706		Mastercard, Inc (Class A)	23,005
9,501		Mattel, Inc	264
188,254		Maxim Integrated Products, Inc	4,902

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

3,250		McCormick & Co, Inc	$164
198,317	*	McDermott International, Inc	2,283
284,338		McDonald’s Corp	28,528
169,857		McGraw-Hill Cos, Inc	7,638
97,509		McKesson Corp	7,597
10,095		MDU Resources Group, Inc	217
172,509		Mead Johnson Nutrition Co	11,857
63,182		MeadWestvaco Corp	1,892
66,836	*	Medco Health Solutions, Inc	3,736
85,867		Medtronic, Inc	3,284
737,630		Merck & Co, Inc	27,809
778,502		Metlife, Inc	24,274
7,242	*	MetroPCS Communications, Inc	63
9,321	*	MGM Mirage	97
5,210	e	Microchip Technology, Inc	191
1,238,061	*	Micron Technology, Inc	7,787
3,567,443		Microsoft Corp	92,611
41,735	*	Mohawk Industries, Inc	2,498
4,518		Molson Coors Brewing Co (Class B)	197
289,649		Monsanto Co	20,296
60,889		Moody’s Corp	2,051
95,095		Morgan Stanley	1,439
62,348		Mosaic Co	3,144
341,604	*	Motorola Mobility Holdings, Inc	13,254
49,193		Motorola, Inc	2,277
12,047		Murphy Oil Corp	671
616,944	*,e	Mylan Laboratories, Inc	13,240
21,734	*	Nabors Industries Ltd	377
39,718	*	Nasdaq Stock Market, Inc	973
175,776		National Oilwell Varco, Inc	11,951
200,000	*	NCR Corp	3,292
27,723	*	NetApp, Inc	1,006
1,438	*	NetFlix, Inc	100
50,000	*	NeuStar, Inc (Class A)	1,709
26,055		New York Community Bancorp, Inc	322
7,898		Newell Rubbermaid, Inc	128
3,684	*	Newfield Exploration Co	139
13,447		Newmont Mining Corp	807
49,991		News Corp (Class A)	892
12,007	e	News Corp (Class B)	218
29,364		NextEra Energy, Inc	1,788
31,422	*	Nielsen Holdings NV	933
391,638	*	NII Holdings, Inc (Class B)	8,342
188,998		Nike, Inc (Class B)	18,214
140,667		NiSource, Inc	3,349
80,304		Noble Corp	2,427
137,672		Noble Energy, Inc	12,995
188,929		Nordstrom, Inc	9,392
179,598		Norfolk Southern Corp	13,086
55,816		Northeast Utilities	2,013
11,059		Northern Trust Corp	439
45,486		Northrop Grumman Corp	2,660

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

590,972	*	NRG Energy, Inc	$10,707
13,407		NSTAR	630
212,185	e	Nu Skin Enterprises, Inc (Class A)	10,306
440,052	*	Nuance Communications, Inc	11,072
8,658		Nucor Corp	343
16,083	*	Nvidia Corp	223
9,180	*	NVR, Inc	6,297
7,096		NYSE Euronext	185
897,476		Occidental Petroleum Corp	84,094
3,249		Omnicare, Inc	112
35,231		Omnicom Group, Inc	1,571
32,584		Oneok, Inc	2,825
3,241,452		Oracle Corp	83,143
2,303		Oracle Corp Japan	76
57	*	Orchard Supply Hardware Stores Corp	0	^
57		Orchard Supply Hardware Stores Corp (Class A)	0	^
68,275	*	O’Reilly Automotive, Inc	5,459
623,543	*	Orient-Express Hotels Ltd (Class A)	4,658
9,747	*	Owens-Illinois, Inc	189
414,326		Paccar, Inc	15,525
53,930		Pall Corp	3,082
8,750	*	Panera Bread Co (Class A)	1,238
77,704		Parker Hannifin Corp	5,925
147,522		PartnerRe Ltd	9,472
9,122		Patterson Cos, Inc	269
15,942		Paychex, Inc	480
50,786		Peabody Energy Corp	1,682
10,459		Pentair, Inc	348
113,298		People’s United Financial, Inc	1,456
103,609		Pepco Holdings, Inc	2,103
889,501		PepsiCo, Inc	59,018
223,957		PerkinElmer, Inc	4,479
83,882		Perrigo Co	8,162
268,274		Petsmart, Inc	13,760
6,570,594		Pfizer, Inc	142,187
146,288		PG&E Corp	6,030
1,803	*	Pharmasset, Inc	231
1,308,567		Philip Morris International, Inc	102,696
44,721	e	Pinnacle West Capital Corp	2,155
2,914		Pioneer Natural Resources Co	261
16,739	e	Pitney Bowes, Inc	310
53,426	*	Plains Exploration & Production Co	1,962
13,071	e	Plum Creek Timber Co, Inc	478
267,681		PNC Financial Services Group, Inc	15,437
99,992		PPG Industries, Inc	8,348
208,628		PPL Corp	6,138
59,441		Praxair, Inc	6,354
139,945		Precision Castparts Corp	23,062
18,578	*	Priceline.com, Inc	8,689
105,148		Principal Financial Group	2,587
696,692		Procter & Gamble Co	46,477
96,969	e	Progress Energy, Inc	5,432
16,912		Progressive Corp	330

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

774,562		Prudential Financial, Inc	$38,821
111,553	*	PSS World Medical, Inc	2,698
381,059		Public Service Enterprise Group, Inc	12,579
35,161		Public Storage, Inc	4,728
769,360	*	Pulte Homes, Inc	4,855
918,014		Qualcomm, Inc	50,215
27,699	*	Quanta Services, Inc	597
4,330		Quest Diagnostics, Inc	251
97,372		Questar Corp	1,934
13,461		Questar Market Resources, Inc	394
5,278	e	R.R. Donnelley & Sons Co	76
30,530	e	RadioShack Corp	296
116,745	*	Ralcorp Holdings, Inc	9,982
15,971		Ralph Lauren Corp	2,205
12,039		Range Resources Corp	746
44,691	e	Rayonier, Inc	1,995
25,883		Raytheon Co	1,252
40,006	*	Red Hat, Inc	1,652
5,964		Regency Centers Corp	224
33,939		Regions Financial Corp	146
194,529		RenaissanceRe Holdings Ltd	14,467
582,730		Republic Services, Inc	16,054
155,323		Reynolds American, Inc	6,433
3,801		Robert Half International, Inc	108
1,944		Rock-Tenn Co (Class A)	112
13,096		Rockwell Automation, Inc	961
246,444		Rockwell Collins, Inc	13,646
65,000	*	Rockwood Holdings, Inc	2,559
117,969		Roper Industries, Inc	10,248
238,810		Ross Stores, Inc	11,351
198,767	*	Rowan Cos, Inc	6,029
22,481		Royal Caribbean Cruises Ltd	557
9,888		Safeway, Inc	208
8,462	*	SAIC, Inc	104
3,403	*	Salesforce.com, Inc	345
358,225	*	SanDisk Corp	17,628
135,151		Sara Lee Corp	2,557
10,008	*	SBA Communications Corp (Class A)	430
8,730	e	SCANA Corp	393
796,744		Schlumberger Ltd	54,425
399,803		Scripps Networks Interactive (Class A)	16,960
13,880	*	SEACOR Holdings, Inc	1,235
147,221		Seagate Technology, Inc	2,414
4,428		Sealed Air Corp	76
1,255	*,e	Sears Holdings Corp	40
3,935		SEI Investments Co	68
241,436		Sempra Energy	13,279
101,074	*	Sensata Technologies Holding BV	2,656
300,000		Service Corp International	3,194
18,784		Sherwin-Williams Co	1,677
10,339		Sigma-Aldrich Corp	646
246,784		Simon Property Group, Inc	31,820

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

101,861	*,e	Sirius XM Radio, Inc	$185
10,907	e	SL Green Realty Corp	727
61,792		SLM Corp	828
433,107	*	Smithfield Foods, Inc	10,516
57,262		Sotheby’s (Class A)	1,634
351,051		Southern Co	16,250
5,925		Southwest Airlines Co	51
91,718	*	Southwestern Energy Co	2,929
1,892,000		SPDR Trust Series 1	237,447
49,109		Spectra Energy Corp	1,510
94,201	*	Spirit Aerosystems Holdings, Inc (Class A)	1,957
733,128	*	Sprint Nextel Corp	1,716
1,468		SPX Corp	88
22,371		St. Jude Medical, Inc	767
104,282		Stanley Works	7,049
947,526		Staples, Inc	13,161
369,282		Starbucks Corp	16,991
59,907		Starwood Hotels & Resorts Worldwide, Inc	2,874
129,254		State Street Corp	5,210
25,045	*	Stericycle, Inc	1,952
98,992		Stryker Corp	4,921
3,238		Sunoco, Inc	133
14,380		SunTrust Banks, Inc	255
56,800	e	Supervalu, Inc	461
1,034,202	*	Symantec Corp	16,185
18,943	*	Synopsys, Inc	515
16,174		Sysco Corp	474
9,028		T Rowe Price Group, Inc	514
968,501		Target Corp	49,608
42,866		Taubman Centers, Inc	2,662
61,679		TD Ameritrade Holding Corp	965
46,455	*	Teradata Corp	2,254
173,900	*	Teradyne, Inc	2,370
540,554		Texas Instruments, Inc	15,736
273,352		Textron, Inc	5,054
305,337	*	Thermo Electron Corp	13,731
32,518		Tiffany & Co	2,155
168,641		Time Warner Cable, Inc	10,721
48,991		Time Warner, Inc	1,771
106,233		Timken Co	4,112
256,018		TJX Companies, Inc	16,526
52,656	*	Toll Brothers, Inc	1,075
101,626	e	TonenGeneral Sekiyu KK	1,108
44,284		Torchmark Corp	1,921
83,622		Total System Services, Inc	1,636
17,754		Transocean Ltd	683
106,143		Transocean Ltd	4,075
26,459		Travelers Cos, Inc	1,566
55,000		Trinity Industries, Inc	1,653
29,750	*	TripAdvisor, Inc	750
202,275	*	TRW Automotive Holdings Corp	6,594
77,311		Tupperware Corp	4,327

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

83,111		Tyco Electronics Ltd	$2,561
1,065,204		Tyco International Ltd	49,756
162,198		Tyson Foods, Inc (Class A)	3,348
321,186	*	UAL Corp	6,062
11,897	*	Ultra Petroleum Corp	353
297,598		Union Pacific Corp	31,527
365,107		United Parcel Service, Inc (Class B)	26,722
4,153	e	United States Steel Corp	110
111,753		United Technologies Corp	8,168
1,887,394		UnitedHealth Group, Inc	95,654
213,308		UnumProvident Corp	4,494
4,246	*	Urban Outfitters, Inc	117
43,230	*	URS Corp	1,518
1,556,382		US Bancorp	42,100
156,177		Valero Energy Corp	3,288
173,454	*	Vanda Pharmaceuticals, Inc	826
3,403	*	Varian Medical Systems, Inc	228
57,410	e	Ventas, Inc	3,165
30,000	*	VeriFone Systems, Inc	1,066
4,518		VeriSign, Inc	161
48,009	*	Verisk Analytics, Inc	1,927
1,251,995		Verizon Communications, Inc	50,229
5,644	*	Vertex Pharmaceuticals, Inc	187
28,555		VF Corp	3,626
850,375		Viacom, Inc (Class B)	38,616
199,830		Visa, Inc (Class A)	20,289
200,000	*	Vishay Intertechnology, Inc	1,798
489,900	*	Visteon Corp	24,466
221,526	*	VMware, Inc (Class A)	18,429
74,719		Vornado Realty Trust	5,743
3,510	e	Vulcan Materials Co	138
35,424		W.R. Berkley Corp	1,218
16,722		W.W. Grainger, Inc	3,130
92,217	*	WABCO Holdings, Inc	4,002
65,728	e	Walgreen Co	2,173
496,678		Wal-Mart Stores, Inc	29,681
647,446		Walt Disney Co	24,279
1,479,847		Walter Energy, Inc	89,620
199,002	*	Warner Chilcott plc	3,011
145	e	Washington Post Co (Class B)	55
12,335		Waste Management, Inc	403
11,932	*	Waters Corp	884
623,764	*	Watson Pharmaceuticals, Inc	37,638
54,594	*	Weatherford International Ltd	799
20,380	*	WellCare Health Plans, Inc	1,070
287,232		WellPoint, Inc	19,029
3,829,871		Wells Fargo & Co	105,552
130,715	*	Western Digital Corp	4,046
452,328		Western Union Co	8,260
23,000		Westinghouse Air Brake Technologies Corp	1,609
176,757	*	Westway Group, Inc	990
14,864	e	Weyerhaeuser Co	278

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

49,378		Whirlpool Corp	$2,343
3,154	*	Whiting Petroleum Corp	147
69,481		Whole Foods Market, Inc	4,834
398,560		Williams Cos, Inc	13,160
145,300		Williams-Sonoma, Inc	5,594
21,618		Willis Group Holdings plc	839
39,602		Windstream Corp	465
78,660		Wisconsin Energy Corp	2,750
429,604	*	WR Grace & Co	19,727
150,000		Wyndham Worldwide Corp	5,675
20,256	e	Wynn Resorts Ltd	2,238
503,464		Xcel Energy, Inc	13,916
797,994		Xerox Corp	6,352
7,386		Xilinx, Inc	237
13,154		Xylem, Inc	338
530,491	*	Yahoo!, Inc	8,557
355,450		Yum! Brands, Inc	20,975
36,958	*	Zimmer Holdings, Inc	1,974

		TOTAL UNITED STATES	6,921,829

		TOTAL COMMON STOCKS	13,037,075

		(Cost $13,074,942)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	GPT Group	0	^

		TOTAL AUSTRALIA	0	^

FRANCE - 0.0%
59,520		Sanofi-Aventis S.A.	71

		TOTAL FRANCE	71

MALAYSIA - 0.0%
51,780	*	IJM Land BHD - CW13	15

		TOTAL MALAYSIA	15

		TOTAL RIGHTS / WARRANTS	86

		(Cost $152)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 5.5%
GOVERNMENT AGENCY DEBT - 0.1%

$ 15,000,000		Federal Home Loan Bank (FHLB)	0.008%	02/24/12	$15,000

		TOTAL GOVERNMENT AGENCY DEBT			15,000

TREASURY DEBT - 0.6%
15,250,000		United States Treasury Bill	0.024	03/29/12	15,249
20,000,000		United States Treasury Bill	0.015	04/05/12	19,999
19,800,000		United States Treasury Bill	0.012-0.023	05/03/12	19,798
7,900,000		United States Treasury Bill	0.026	05/17/12	7,899
600,000		United States Treasury Bill	0.031	05/31/12	600
21,000,000		United States Treasury Bill	0.033	06/14/12	20,996

		TOTAL TREASURY DEBT			84,541

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%
REPURCHASE AGREEMENTS - 4.1%
55,000,000	o	BNP	0.020	01/03/12	55,000
200,000,000	p	Calyon	0.030	01/03/12	200,000
90,000,000	q	Deutsche Bank	0.000	01/03/12	90,000
49,000,000	r	Morgan Stanley	0.030	01/03/12	49,000
97,000,000	s	Royal Bank of Scotland	0.030	01/03/12	97,000
49,000,000	t	Societe Generale	0.030	01/03/12	49,000

		TOTAL REPURCHASE AGREEMENTS			540,000

VARIABLE RATE SECURITY - 0.7%
11,000,000		American Express Credit Account Master	0.580	10/15/12	11,024
9,000,000		Chase Issuance Trust 2007	0.640	06/15/12	8,997
2,910,157		Granite Master Issuer plc 2006	0.610	12/20/50	2,779
2,494,419		Granite Master Issuer plc 2007	0.540	12/20/50	2,382
1,473,077		Medallion Trust Series 2005	0.650	08/22/36	1,428
4,943,061		Nelnet Student Loan Trust 2006	0.650	11/23/18	4,936
2,506,431		Nelnet Student Loan Trust 2007	0.820	09/25/18	2,500
12,500,000		Permanent Master Issuer plc	0.860	10/15/33	12,494
2,821,720		Puma Global Mortgage Backed Trust	0.660	02/21/38	2,710
30,000,000		SLM Student Loan Trust 2007	0.610	01/25/19	28,976
7,140,029		SLM Student Loan Trust 2008	0.770	10/16/25	7,112

		TOTAL VARIABLE RATE SECURITY			85,338

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			625,338

		TOTAL SHORT-TERM INVESTMENTS			724,879

		(Cost $725,465)
		TOTAL INVESTMENTS - 104.6%			13,762,040
		(Cost $13,800,559)
		OTHER ASSETS & LIABILITIES, NET - (4.6)%			(603,788)

		NET ASSETS - 100.0%			$13,158,252

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $609,940,000.
f	Restricted security. As of 12/31/2011, the aggregate total value of these securities amounted to $5,404,000 or 0.0% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2011, the total value of these securities amounted to $1,041,000 or 0.0% of net assets.

m	Indicates a security that has been deemed illiquid.
o	Agreement with BNP, 0.02% dated 12/31/11 to be repurchased at $55,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $56,106,000.
p	Agreement with Calyon, 0.03% dated 12/31/11 to be repurchased at $200,001,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $204,000,000.
q	Agreement with Deutsche Bank, 0.00% dated 12/31/11 to be repurchased at $90,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $91,800,000.
r	Agreement with Morgan Stanley, 0.03% dated 12/31/11 to be repurchased at $49,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $50,027,000.
s	Agreement with Royal Bank of Scotland, 0.03% dated 12/31/11 to be repurchased at $97,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $98,941,000.
t	Agreement with Societe Generale, 0.03% dated 12/31/11 to be repurchased at $49,000,000 on 01/03/12, collateralized by U.S. Government Agency Securities valued at $50,000,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR
December 31, 2011

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$2,320,663	17.6%
INFORMATION TECHNOLOGY	1,700,976	12.9
CONSUMER DISCRETIONARY	1,652,552	12.6
INDUSTRIALS	1,444,471	11.0
HEALTH CARE	1,427,545	10.9
ENERGY	1,382,704	10.5
CONSUMER STAPLES	1,259,031	9.6
MATERIALS	1,095,228	8.3
TELECOMMUNICATION SERVICES	405,606	3.1
UTILITIES	348,385	2.6
SHORT - TERM INVESTMENTS	724,879	5.5
OTHER ASSETS & LIABILITIES, NET	(603,788)	(4.6)

NET ASSETS	$13,158,252	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.8%
148,963	*,e	BorgWarner, Inc	$9,495
2,088,802	*	Ford Motor Co	22,476
142,294		Gentex Corp	4,210
1,168,681	*	Goodyear Tire & Rubber Co	16,560
235,532		Harley-Davidson, Inc	9,155
768,957		Johnson Controls, Inc	24,038
55,353	*,e	Tesla Motors, Inc	1,581
374,823	*	TRW Automotive Holdings Corp	12,219
2,900	*	Visteon Corp	145

		TOTAL AUTOMOBILES & COMPONENTS	99,879

BANKS - 0.2%
42,487		Hudson City Bancorp, Inc	266
72,867		People’s United Financial, Inc	936
939,094		Wells Fargo & Co	25,881

		TOTAL BANKS	27,083

CAPITAL GOODS - 9.1%
625,476		3M Co	51,120
57,642	*	Aecom Technology Corp	1,186
2,348		Alliant Techsystems, Inc	134
160,315		Ametek, Inc	6,749
2,269	*,e	Armstrong World Industries, Inc	100
117,180	*	Babcock & Wilcox Co	2,829
139,453	*	BE Aerospace, Inc	5,398
1,894,577		Boeing Co	138,968
5,375		Carlisle Cos, Inc	238
1,413,968		Caterpillar, Inc	128,107
362,673		Chicago Bridge & Iron Co NV	13,709
292,100	*	CNH Global NV	10,513
107,587		Cooper Industries plc	5,826
522,969		Cummins, Inc	46,032
1,135,850		Danaher Corp	53,431
685,595		Deere & Co	53,031
161,761		Donaldson Co, Inc	11,013
144,705		Dover Corp	8,400
128,909		Eaton Corp	5,611
749,318		Emerson Electric Co	34,911
293,938		Fastenal Co	12,819
50,645		Flowserve Corp	5,030
173,737		Fluor Corp	8,730
177,216		Gardner Denver, Inc	13,656
21,788	*	General Cable Corp	545
50,912		Goodrich Corp	6,298

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

65,045		Graco, Inc	$2,660
7,400	*	GrafTech International Ltd	101
7,215		Harsco Corp	148
2,008,536		Honeywell International, Inc	109,165
74,030		IDEX Corp	2,747
415,301		Illinois Tool Works, Inc	19,399
246,935		Ingersoll-Rand plc	7,524
119,491	*	Jacobs Engineering Group, Inc	4,849
369,393		Joy Global, Inc	27,693
228,718		KBR, Inc	6,374
172,909		Kennametal, Inc	6,315
51,766		Lennox International, Inc	1,747
205,631		Lincoln Electric Holdings, Inc	8,044
231,423		Lockheed Martin Corp	18,722
123,358		Manitowoc Co, Inc	1,134
360,004		Masco Corp	3,772
43,544		MSC Industrial Direct Co (Class A)	3,116
36,854	*	Navistar International Corp	1,396
60,482		Nordson Corp	2,491
364,325		Paccar, Inc	13,651
115,756		Pall Corp	6,615
369,489		Parker Hannifin Corp	28,174
38,176	*,e	Polypore International, Inc	1,679
543,973		Precision Castparts Corp	89,641
143,857		Rockwell Automation, Inc	10,555
153,571		Rockwell Collins, Inc	8,503
561,243		Roper Industries, Inc	48,755
11,427		Snap-On, Inc	578
17,196	*	Spirit Aerosystems Holdings, Inc (Class A)	357
15,133		SPX Corp	912
519,131		Stanley Works	35,093
238,217		Textron, Inc	4,405
9,816	*	Thomas & Betts Corp	536
256,660		Timken Co	9,935
29,900		Toro Co	1,814
49,824	*	TransDigm Group, Inc	4,767
212,400		Tyco International Ltd	9,921
877,335		United Technologies Corp	64,124
23,525		Valmont Industries, Inc	2,136
122,462		W.W. Grainger, Inc	22,923
67,262	*	WABCO Holdings, Inc	2,919
22,003	*	WESCO International, Inc	1,166
87,949		Westinghouse Air Brake Technologies Corp	6,152

		TOTAL CAPITAL GOODS	1,227,092

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
6,855		Avery Dennison Corp	197
186,632	*	Copart, Inc	8,938
8,000		Covanta Holding Corp	110
49,251		Dun & Bradstreet Corp	3,685
6,768		Equifax, Inc	262
49,252	*	IHS, Inc (Class A)	4,244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

166,755		Iron Mountain, Inc	$5,136
4,208	*	KAR Auction Services, Inc	57
389,991	*	Nielsen Holdings NV	11,579
146,372		Robert Half International, Inc	4,166
175,680	*	Stericycle, Inc	13,689
177,944		Towers Watson & Co	10,664
99,741	*	Verisk Analytics, Inc	4,003
432,524		Waste Connections, Inc	14,333

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	81,063

CONSUMER DURABLES & APPAREL - 2.1%
292,685		Coach, Inc	17,865
38,557	*	Deckers Outdoor Corp	2,914
52,161	*	Fossil, Inc	4,139
83,168	e	Garmin Ltd	3,311
93,404	*	Hanesbrands, Inc	2,042
44,981		Harman International Industries, Inc	1,711
121,414		Hasbro, Inc	3,872
636,264		Jarden Corp	19,012
106,980		Leggett & Platt, Inc	2,465
257,449		Mattel, Inc	7,147
1,068,594		Nike, Inc (Class B)	102,981
9,537		Phillips-Van Heusen Corp	672
209,890		Polaris Industries, Inc	11,749
305,729		Ralph Lauren Corp	42,215
297,036	*	Tempur-Pedic International, Inc	15,603
526,648		Tupperware Corp	29,476
36,287	*,e	Under Armour, Inc (Class A)	2,605
34,944		VF Corp	4,438

		TOTAL CONSUMER DURABLES & APPAREL	274,217

CONSUMER SERVICES - 4.0%
110,908	*	Apollo Group, Inc (Class A)	5,975
44,231	*	Bally Technologies, Inc	1,750
479,716		Brinker International, Inc	12,837
1,305,344		Carnival Corp	42,606
122,623	*	Chipotle Mexican Grill, Inc (Class A)	41,415
2,133		Choice Hotels International, Inc	81
136,003		Darden Restaurants, Inc	6,199
54,731		DeVry, Inc	2,105
23,700	*,e	Dunkin Brands Group, Inc	592
178,926		H&R Block, Inc	2,922
2,400	*	Hyatt Hotels Corp	90
153,666		International Game Technology	2,643
26,580	*,e	ITT Educational Services, Inc	1,512
1,779,498	*	Las Vegas Sands Corp	76,038
258,575		Marriott International, Inc (Class A)	7,543
27,864	*	Marriott Vacations Worldwide Corp	478
1,267,561		McDonald’s Corp	127,174
1,202,019	*	MGM Mirage	12,537
735,446	*	Orient-Express Hotels Ltd (Class A)	5,494
28,923	*	Panera Bread Co (Class A)	4,091

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

74,054		Royal Caribbean Cruises Ltd	$1,834
3,571,400	*	Sands China Ltd	10,020
2,165,971		Starbucks Corp	99,656
194,463		Starwood Hotels & Resorts Worldwide, Inc	9,328
154,719	e	Weight Watchers International, Inc	8,511
78,973		Wynn Resorts Ltd	8,726
743,056		Yum! Brands, Inc	43,848

		TOTAL CONSUMER SERVICES	536,005

DIVERSIFIED FINANCIALS - 2.9%
37,050	*	Affiliated Managers Group, Inc	3,555
985,673		American Express Co	46,494
126,190		BlackRock, Inc	22,492
1,776,775		Blackstone Group LP	24,893
49,490		CBOE Holdings, Inc	1,280
1,044,105		Charles Schwab Corp	11,757
787,505		Discover Financial Services	18,900
125,825	e	Eaton Vance Corp	2,975
79,256	e	Federated Investors, Inc (Class B)	1,201
295,428		Franklin Resources, Inc	28,379
23,857	*,e	Green Dot Corp	745
26,462	e	Greenhill & Co, Inc	962
414,846	*	IntercontinentalExchange, Inc	50,009
2,220,750	e	iShares Russell 1000 Growth Index Fund	128,336
110,558		Lazard Ltd (Class A)	2,887
31,289	*	LPL Investment Holdings, Inc	956
198,702		Moody’s Corp	6,692
119,761	*	MSCI, Inc (Class A)	3,944
365,965	*	Nasdaq Stock Market, Inc	8,970
87,473		NYSE Euronext	2,283
145,302		SEI Investments Co	2,521
258,936		T Rowe Price Group, Inc	14,746
218,145		TD Ameritrade Holding Corp	3,414
86,077		Waddell & Reed Financial, Inc (Class A)	2,132

		TOTAL DIVERSIFIED FINANCIALS	390,523

ENERGY - 10.1%
126,695	*	Alpha Natural Resources, Inc	2,588
494,588		Anadarko Petroleum Corp	37,752
364,784		Apache Corp	33,042
12,420		Arch Coal, Inc	180
12,230	*	Atwood Oceanics, Inc	487
172,443		Baker Hughes, Inc	8,388
104,140		Cabot Oil & Gas Corp	7,904
180,014	*	Cameron International Corp	8,855
49,024	e	CARBO Ceramics, Inc	6,046
610,016		Cenovus Energy, Inc	20,253
324,324		Chevron Corp	34,508
24,354		Cimarex Energy Co	1,508
119,251	*	Cobalt International Energy, Inc	1,851
622,501	*	Concho Resources, Inc	58,359
225,929		Consol Energy, Inc	8,292

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

41,752	*,e	Continental Resources, Inc	$2,785
45,470		Core Laboratories NV	5,181
649,977	e	Crescent Point Energy Corp	28,647
1,395,935	*	Denbury Resources, Inc	21,079
31,802	e	Diamond Offshore Drilling, Inc	1,757
79,524	*	Dresser-Rand Group, Inc	3,969
721,332		El Paso Corp	19,166
326,881		EOG Resources, Inc	32,201
52,495		Equitable Resources, Inc	2,876
135,146	e	EXCO Resources, Inc	1,412
5,321,330	d	Exxon Mobil Corp	451,037
239,575	*	FMC Technologies, Inc	12,513
83,769	*	Forest Oil Corp	1,135
1,255,153		Halliburton Co	43,315
161,018		Helmerich & Payne, Inc	9,397
379,796		Holly Corp	8,887
116,289	e	Kinder Morgan, Inc	3,741
30,050	*	Kosmos Energy LLC	368
204,541	*	McDermott International, Inc	2,354
244,757		Murphy Oil Corp	13,643
1,179,918		National Oilwell Varco, Inc	80,223
77,350	*	Newfield Exploration Co	2,918
61,447		Noble Energy, Inc	5,800
867,150		Occidental Petroleum Corp	81,253
199,762		Oceaneering International, Inc	9,215
42,943	*	Oil States International, Inc	3,280
18,605		Patterson-UTI Energy, Inc	372
269,889		Peabody Energy Corp	8,936
94,393		Pioneer Natural Resources Co	8,446
138,322		Questar Market Resources, Inc	4,053
7,745	*,e	Quicksilver Resources, Inc	52
160,201		Range Resources Corp	9,923
22,705	*	Rowan Cos, Inc	689
46,415	e	RPC, Inc	847
408,722	*	SandRidge Energy, Inc	3,335
2,700,812		Schlumberger Ltd	184,492
346,812	*	Southwestern Energy Co	11,077
51,250		St. Mary Land & Exploration Co	3,746
245,704		Suncor Energy, Inc (NY)	7,084
79,433	*,e	Superior Energy Services	2,259
3,600		Tidewater, Inc	177
432,500		Tullow Oil plc	9,397
152,452	*	Ultra Petroleum Corp	4,517
117,001	*	Whiting Petroleum Corp	5,463

		TOTAL ENERGY	1,343,030

FOOD & STAPLES RETAILING - 2.2%
888,215		Costco Wholesale Corp	74,006
1,538,122		Kroger Co	37,253
762,674		Sysco Corp	22,369
861,489		Walgreen Co	28,481
2,032,379		Wal-Mart Stores, Inc	121,456
154,143		Whole Foods Market, Inc	10,725

		TOTAL FOOD & STAPLES RETAILING	294,290

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 6.0%
2,061,500		Altria Group, Inc	$61,123
15,800	*,e	Boston Beer Co, Inc (Class A)	1,715
87,159		Brown-Forman Corp (Class B)	7,017
105,412		Bunge Ltd	6,030
133,877		Campbell Soup Co	4,450
2,657,822		Coca-Cola Co	185,967
1,658,093		Coca-Cola Enterprises, Inc	42,746
68,447		ConAgra Foods, Inc	1,807
186,974		Corn Products International, Inc	9,833
343,690		Dr Pepper Snapple Group, Inc	13,569
110,750		Flowers Foods, Inc	2,102
479,850		General Mills, Inc	19,391
218,822	*,e	Green Mountain Coffee Roasters, Inc	9,814
187,356		H.J. Heinz Co	10,125
116,448		Hansen Natural Corp	10,730
113,029		Hershey Co	6,983
213,203		Hormel Foods Corp	6,245
229,318		Kellogg Co	11,597
177,268		Lorillard, Inc	20,209
90,344		McCormick & Co, Inc	4,555
292,049		Mead Johnson Nutrition Co	20,072
1,635,976		PepsiCo, Inc	108,547
2,804,917		Philip Morris International, Inc	220,130
101,903		Reynolds American, Inc	4,221
484,114		Sara Lee Corp	9,159

		TOTAL FOOD, BEVERAGE & TOBACCO	798,137

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
297,500		Aetna, Inc	12,552
152,843	*	Allscripts Healthcare Solutions, Inc	2,895
28,049	*	Amerigroup Corp	1,657
815,297		AmerisourceBergen Corp	30,321
85,387		Bard (C.R.), Inc	7,301
804,334		Baxter International, Inc	39,798
218,067		Becton Dickinson & Co	16,294
78,654	*	Brookdale Senior Living, Inc	1,368
556,844		Cardinal Health, Inc	22,613
75,539	*	CareFusion Corp	1,919
42,196	*	Catalyst Health Solutions, Inc	2,194
674,086	*	Cerner Corp	41,287
167,349		Cigna Corp	7,029
73,551		Cooper Cos, Inc	5,187
537,093		Covidien plc	24,175
268,401	*	DaVita, Inc	20,347
56,185		Dentsply International, Inc	1,966
485,450	*	Edwards Lifesciences Corp	34,321
826,286	*	Express Scripts, Inc	36,927
47,791	*	Gen-Probe, Inc	2,825

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

70,197	*	HCA Holdings, Inc	$1,546
242,415	*	Health Management Associates, Inc (Class A)	1,787
48,650	*	Henry Schein, Inc	3,135
142,444		Hill-Rom Holdings, Inc	4,799
85,616	*	Idexx Laboratories, Inc	6,589
149,459	*	Intuitive Surgical, Inc	69,201
99,887	*	Laboratory Corp of America Holdings	8,587
88,616		Lincare Holdings, Inc	2,278
507,931		McKesson Corp	39,572
499,511	*	Medco Health Solutions, Inc	27,923
920,660		Medtronic, Inc	35,215
131,801		Patterson Cos, Inc	3,891
47,976	*	Pediatrix Medical Group, Inc	3,455
143,995		Quest Diagnostics, Inc	8,360
152,436	*	Resmed, Inc	3,872
55,587	*	Sirona Dental Systems, Inc	2,448
467,194		St. Jude Medical, Inc	16,025
312,526		Stryker Corp	15,536
61,524	*	SXC Health Solutions Corp	3,475
29,156	*	Tenet Healthcare Corp	150
55,166	*	Thoratec Corp	1,851
254,073		UnitedHealth Group, Inc	12,876
90,065		Universal Health Services, Inc (Class B)	3,500
231,713	*	Varian Medical Systems, Inc	15,555
167,700		WellPoint, Inc	11,110

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	615,712

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
428,843		Avon Products, Inc	7,492
178,150		Church & Dwight Co, Inc	8,152
5,327		Clorox Co	355
445,334		Colgate-Palmolive Co	41,144
695,503		Estee Lauder Cos (Class A)	78,119
414,789		Herbalife Ltd	21,432
343,085		Kimberly-Clark Corp	25,237
81,500		Nu Skin Enterprises, Inc (Class A)	3,958
186,431		Procter & Gamble Co	12,437

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	198,326

INSURANCE - 0.3%
152,019		ACE Ltd	10,660
218,469		Aflac, Inc	9,451
34,497		Erie Indemnity Co (Class A)	2,696
354,062		Metlife, Inc	11,039
142,945		Validus Holdings Ltd	4,503

		TOTAL INSURANCE	38,349

MATERIALS - 5.2%
211,234		Air Products & Chemicals, Inc	17,995
78,254		Airgas, Inc	6,110
17,407	e	AK Steel Holding Corp	144
234,105		Albemarle Corp	12,059

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

105,794		Allegheny Technologies, Inc	$5,057
87,913	*	Allied Nevada Gold Corp	2,662
318,113		Ashland, Inc	18,183
500,938		Ball Corp	17,889
214,712		Barrick Gold Corp	9,716
43,638		Carpenter Technology Corp	2,246
561,370		Celanese Corp (Series A)	24,852
217,589		CF Industries Holdings, Inc	31,546
313,849		Cleveland-Cliffs, Inc	19,568
64,927		Compass Minerals International, Inc	4,470
155,452	*	Crown Holdings, Inc	5,220
925,800		Du Pont (E.I.) de Nemours & Co	42,383
546,313		Eastman Chemical Co	21,339
297,194		Ecolab, Inc	17,181
71,515		FMC Corp	6,153
1,894,188		Freeport-McMoRan Copper & Gold, Inc (Class B)	69,687
533,632		Huntsman Corp	5,336
80,133		International Flavors & Fragrances, Inc	4,201
581,100		International Paper Co	17,201
56,522	*	Intrepid Potash, Inc	1,279
23,647		Kronos Worldwide, Inc	427
136,800		Lanxess AG.	7,065
55,285		LyondellBasell Industries AF S.C.A	1,796
21,314	e	Martin Marietta Materials, Inc	1,607
54,737	*,e	Molycorp, Inc	1,313
2,215,914		Monsanto Co	155,268
274,672		Mosaic Co	13,852
99,620		Packaging Corp of America	2,514
228,857		PPG Industries, Inc	19,107
302,431		Praxair, Inc	32,330
8,600		Reliance Steel & Aluminum Co	419
69,049		Rock-Tenn Co (Class A)	3,984
358,692	*	Rockwood Holdings, Inc	14,122
54,165		Royal Gold, Inc	3,652
5,112		Schnitzer Steel Industries, Inc (Class A)	216
38,928	e	Scotts Miracle-Gro Co (Class A)	1,818
89,468		Sherwin-Williams Co	7,987
121,446		Sigma-Aldrich Corp	7,586
48,366		Silgan Holdings, Inc	1,869
119,723	*	Solutia, Inc	2,069
169,651		Southern Copper Corp (NY)	5,120
157,263		Steel Dynamics, Inc	2,068
30,447		Temple-Inland, Inc	965
48,904	e	Titanium Metals Corp	733
10,738		Valspar Corp	418
247,043		Walter Energy, Inc	14,961
4,566		Westlake Chemical Corp	184
475,061	*	WR Grace & Co	21,815

		TOTAL MATERIALS	687,742

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

MEDIA - 3.0%
53,171	*	AMC Networks, Inc	$1,998
216,539		Cablevision Systems Corp (Class A)	3,079
1,316,437		CBS Corp (Class B)	35,728
58,270	*	Charter Communications, Inc	3,318
1,468,122		Comcast Corp (Class A)	34,809
1,452,105	*	DIRECTV	62,093
264,193	*	Discovery Communications, Inc (Class A)	10,824
978,233		DISH Network Corp (Class A)	27,860
4,030,593		Interpublic Group of Cos, Inc	39,218
46,183		John Wiley & Sons, Inc (Class A)	2,051
12,926	*,e	Lamar Advertising Co (Class A)	355
276,305	*	Liberty Global, Inc (Class A)	11,337
249,985		McGraw-Hill Cos, Inc	11,242
23,067		Morningstar, Inc	1,371
280,241		Omnicom Group, Inc	12,493
9,500	*,e	Pandora Media, Inc	95
20,191	e	Regal Entertainment Group (Class A)	241
195,536		Scripps Networks Interactive (Class A)	8,295
3,934,037	*,e	Sirius XM Radio, Inc	7,160
176,982	e	Thomson Corp	4,720
319,149		Time Warner Cable, Inc	20,288
1,297,385		Viacom, Inc (Class B)	58,915
299,975		Virgin Media, Inc	6,413
929,608		Walt Disney Co	34,860

		TOTAL MEDIA	398,763

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
1,905,104		Abbott Laboratories	107,124
1,514,033	*	Agilent Technologies, Inc	52,885
800,671	*	Alexion Pharmaceuticals, Inc	57,248
1,281,998		Allergan, Inc	112,483
122,333	*	Amylin Pharmaceuticals, Inc	1,392
561,538	*	Biogen Idec, Inc	61,797
110,562	*	BioMarin Pharmaceuticals, Inc	3,801
91,533	*	Bruker BioSciences Corp	1,137
1,280,650	*	Celgene Corp	86,572
55,752	*	Charles River Laboratories International, Inc	1,524
60,335	*	Covance, Inc	2,759
131,458	*,e	Dendreon Corp	999
337,295		Eli Lilly & Co	14,018
116,182	*	Endo Pharmaceuticals Holdings, Inc	4,012
1,360,362	*	Gilead Sciences, Inc	55,680
140,323	*	Hospira, Inc	4,262
475,332	*	Human Genome Sciences, Inc	3,513
122,747	*	Illumina, Inc	3,741
557,443		Johnson & Johnson	36,557
18,220	*	Life Technologies Corp	709
32,042	*	Mettler-Toledo International, Inc	4,733
1,414,429	*	Mylan Laboratories, Inc	30,354
82,810	*	Myriad Genetics, Inc	1,734
459,639		Perrigo Co	44,723
1,102,280		Pfizer, Inc	23,853
74,135	*	Pharmasset, Inc	9,504

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

71,621	*,e	Regeneron Pharmaceuticals, Inc	$3,970
204,575		Shire plc (ADR)	21,255
36,830		Techne Corp	2,514
1,118,634		Teva Pharmaceutical Industries Ltd (ADR)	45,148
101,300	*	Thermo Electron Corp	4,555
51,116	*	United Therapeutics Corp	2,415
181,738	*	Vertex Pharmaceuticals, Inc	6,036
755,182	*	Warner Chilcott plc	11,426
91,352	*	Waters Corp	6,765
1,196,936	*	Watson Pharmaceuticals, Inc	72,223

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	903,421

REAL ESTATE - 1.1%
87,612		Apartment Investment & Management Co (Class A)	2,007
119,161		Boston Properties, Inc	11,868
50,442		Camden Property Trust	3,140
291,249	*	CBRE Group, Inc	4,433
24,141	e	Corporate Office Properties Trust	513
100,278	e	Digital Realty Trust, Inc	6,686
13		Duke Realty Corp	0	^
94,976		Equity Residential	5,416
18,128		Essex Property Trust, Inc	2,547
46,907		Federal Realty Investment Trust	4,257
32,088		Jones Lang LaSalle, Inc	1,966
50,628		Macerich Co	2,562
97,341		Plum Creek Timber Co, Inc	3,559
165,341		Public Storage, Inc	22,232
174,504		Rayonier, Inc	7,788
415,631		Simon Property Group, Inc	53,592
11,482		UDR, Inc	288
153,387		Ventas, Inc	8,456
21,928		Vornado Realty Trust	1,685
155,701		Weyerhaeuser Co	2,907

		TOTAL REAL ESTATE	145,902

RETAILING - 5.7%
125,182		Aaron’s, Inc	3,340
75,270		Abercrombie & Fitch Co (Class A)	3,676
73,503		Advance Auto Parts, Inc	5,118
1,052,214	*	Amazon.com, Inc	182,139
20,760	*,e	Autonation, Inc	765
77,164	*	Autozone, Inc	25,076
1,177,794	*	Bed Bath & Beyond, Inc	68,277
245,779	*	Big Lots, Inc	9,281
41,162	*	Carmax, Inc	1,255
946,049		Chico’s FAS, Inc	10,539
93,879		Dick’s Sporting Goods, Inc	3,462
98,731	*	Dollar General Corp	4,062
436,794	*	Dollar Tree, Inc	36,301
210,190		DSW, Inc (Class A)	9,292
56,693		Expedia, Inc	1,645
173,918		Family Dollar Stores, Inc	10,028

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

201,813		Genuine Parts Co	$12,351
32,200	*,e	Groupon, Inc	664
63,298		Guess?, Inc	1,888
1,853,022		Home Depot, Inc	77,901
5,600	*,e	HomeAway, Inc	130
214,733		Kohl’s Corp	10,597
562,737		Limited Brands, Inc	22,706
143,880	*	LKQ Corp	4,328
429,431		Macy’s, Inc	13,819
91,662	*	NetFlix, Inc	6,351
432,681		Nordstrom, Inc	21,509
287,538	*	O’Reilly Automotive, Inc	22,989
465,139		Petsmart, Inc	23,857
49,492	*	Priceline.com, Inc	23,148
736,014		Ross Stores, Inc	34,983
84,910	*	Sally Beauty Holdings, Inc	1,794
230,101		Target Corp	11,786
127,313		Tiffany & Co	8,436
734,399		TJX Companies, Inc	47,405
153,819		Tractor Supply Co	10,790
56,693	*	TripAdvisor, Inc	1,429
102,878	*	Ulta Salon Cosmetics & Fragrance, Inc	6,679
119,854	*	Urban Outfitters, Inc	3,303
291,625		Williams-Sonoma, Inc	11,228

		TOTAL RETAILING	754,327

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
612,744	*	Advanced Micro Devices, Inc	3,309
457,708		Altera Corp	16,981
630,818		Analog Devices, Inc	22,571
93,937		Applied Materials, Inc	1,006
426,871	*	Atmel Corp	3,458
529,985		Avago Technologies Ltd	15,295
534,422		Broadcom Corp (Class A)	15,691
928	*	Cree, Inc	20
153,785	*	Cypress Semiconductor Corp	2,597
59,351	*,e	First Solar, Inc	2,004
29,110	*,e	Freescale Semiconductor Holdings Ltd	368
67,531		Intersil Corp (Class A)	705
451,083		Kla-Tencor Corp	21,765
124,102	*	Lam Research Corp	4,594
227,022		Linear Technology Corp	6,817
1,331,439	*	LSI Logic Corp	7,922
1,379,589	*	Marvell Technology Group Ltd	19,107
865,145		Maxim Integrated Products, Inc	22,528
100,204	*,e	MEMC Electronic Materials, Inc	395
189,884	e	Microchip Technology, Inc	6,955
1,325,200	*	Micron Technology, Inc	8,336
648,543	*	Nvidia Corp	8,989
443,316	*	ON Semiconductor Corp	3,422
12,500	*	PMC - Sierra, Inc	69
38,294	*,e	Silicon Laboratories, Inc	1,663

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

198,640	*	Skyworks Solutions, Inc	$3,222
728,400	*	Teradyne, Inc	9,928
1,016,134		Texas Instruments, Inc	29,581
264,793		Xilinx, Inc	8,489

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	247,787

SOFTWARE & SERVICES - 17.9%
1,151,800		Accenture plc	61,310
2,172,727	*	Adobe Systems, Inc	61,423
169,372	*	Akamai Technologies, Inc	5,467
268,133	*	Alliance Data Systems Corp	27,843
356,691	*	Amdocs Ltd	10,176
91,520	*	Ansys, Inc	5,242
96,262	*	Ariba, Inc	2,703
778,825	*	Autodesk, Inc	23,622
498,141		Automatic Data Processing, Inc	26,905
61,200	*	Baidu, Inc (ADR)	7,128
176,305	*	BMC Software, Inc	5,779
11,100	*	Booz Allen Hamilton Holding Co	191
114,319		Broadridge Financial Solutions, Inc	2,578
263,853	*	Cadence Design Systems, Inc	2,744
403,010	*	Check Point Software Technologies	21,174
187,407	*	Citrix Systems, Inc	11,379
303,298	*	Cognizant Technology Solutions Corp (Class A)	19,505
173,017	*	Compuware Corp	1,440
5,640		DST Systems, Inc	257
1,644,512	*	eBay, Inc	49,878
1,528,794	*	Electronic Arts, Inc	31,493
46,693	*	Equinix, Inc	4,735
45,996		Factset Research Systems, Inc	4,015
114,673	*	Fiserv, Inc	6,736
16,105	*	FleetCor Technologies, Inc	481
119,524	*	Fortinet, Inc	2,607
391,263	*	Gartner, Inc	13,604
105,693	*	Genpact Ltd	1,580
79,802		Global Payments, Inc	3,781
705,842	*	Google, Inc (Class A)	455,904
362,200		IAC/InterActiveCorp	15,430
105,446	*	Informatica Corp	3,894
1,711,156		International Business Machines Corp	314,647
2,832,852		Intuit, Inc	148,980
93,314		Lender Processing Services, Inc	1,406
9,752	*,e	LinkedIn Corp	614
261,983		Mastercard, Inc (Class A)	97,673
80,859	*	Micros Systems, Inc	3,766
13,382,813		Microsoft Corp	347,417
343,254	*	NeuStar, Inc (Class A)	11,729
1,490,289	*	Nuance Communications, Inc	37,496
6,865,759		Oracle Corp	176,106
296,351		Paychex, Inc	8,923
102,724	*	Rackspace Hosting, Inc	4,418
1,325,586	*	Red Hat, Inc	54,733

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

112,582	*	Rovi Corp	$2,767
100,529	*	SAIC, Inc	1,236
133,481	*	Salesforce.com, Inc	13,543
192,728	*,e	Sohu.com, Inc	9,636
68,544		Solera Holdings, Inc	3,053
1,594,371	*	Symantec Corp	24,952
9,848	*	Synopsys, Inc	268
168,271	*	Teradata Corp	8,163
165,415	*	TIBCO Software, Inc	3,955
256,699	*	VeriFone Systems, Inc	9,118
167,945		VeriSign, Inc	5,999
1,265,986		Visa, Inc (Class A)	128,536
92,701	*,e	VistaPrint Ltd	2,837
525,010	*	VMware, Inc (Class A)	43,676
57,981	*,e	WebMD Health Corp (Class A)	2,177
630,284		Western Union Co	11,509

		TOTAL SOFTWARE & SERVICES	2,370,337

TECHNOLOGY HARDWARE & EQUIPMENT - 9.8%
51,947	*	Acme Packet, Inc	1,606
165,804		Amphenol Corp (Class A)	7,526
1,959,161	*	Apple, Inc	793,461
190,204	*	Arrow Electronics, Inc	7,116
83,104	*,e	Ciena Corp	1,006
2,851,921	*	Dell, Inc	41,724
57,169	*	Dolby Laboratories, Inc (Class A)	1,744
3,652,481	*	EMC Corp	78,674
80,857	*	F5 Networks, Inc	8,581
159,184		Flir Systems, Inc	3,991
9,300	*,e	Fusion-io, Inc	225
31,803		Harris Corp	1,146
29,795	*	IPG Photonics Corp	1,009
520,517		Jabil Circuit, Inc	10,233
225,908	*	JDS Uniphase Corp	2,358
2,374,589	*	Juniper Networks, Inc	48,465
93,054		National Instruments Corp	2,415
639,146	*	NCR Corp	10,520
725,153	*	NetApp, Inc	26,301
175,921	*	Polycom, Inc	2,868
85,221	*	QLogic Corp	1,278
4,109,532		Qualcomm, Inc	224,790
153,011	*	Riverbed Technology, Inc	3,596
174,700	*	SanDisk Corp	8,597
591,800		Seagate Technology, Inc	9,706
122,244	*	Trimble Navigation Ltd	5,305
53,760	*	Zebra Technologies Corp (Class A)	1,924

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,306,165

TELECOMMUNICATION SERVICES - 1.3%
1,130,194	*	American Tower Corp (Class A)	67,823
121,210	*	Clearwire Corp (Class A)	235
289,522	*	Crown Castle International Corp	12,971

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

16,000	*	Level 3 Communications, Inc	$272
987,937	*	MetroPCS Communications, Inc	8,575
148,458	*	NII Holdings, Inc (Class B)	3,162
112,987	*	SBA Communications Corp (Class A)	4,854
138,331	*	tw telecom inc (Class A)	2,681
1,780,035		Verizon Communications, Inc	71,415
299,645		Windstream Corp	3,518

		TOTAL TELECOMMUNICATION SERVICES	175,506

TRANSPORTATION - 2.1%
165,046		CH Robinson Worldwide, Inc	11,517
4,550		Con-Way, Inc	133
24,302		Copa Holdings S.A. (Class A)	1,426
1,611,865		CSX Corp	33,946
506,761	*	Delta Air Lines, Inc	4,100
324,186		Expeditors International Washington, Inc	13,279
19,488		FedEx Corp	1,627
244,281	*	Hertz Global Holdings, Inc	2,863
90,902		J.B. Hunt Transport Services, Inc	4,097
419,590	*	Kansas City Southern Industries, Inc	28,536
102,782	*	Kirby Corp	6,767
77,282		Landstar System, Inc	3,703
97,746		Ryder System, Inc	5,194
146,131		Southwest Airlines Co	1,251
281,509	*	UAL Corp	5,311
452,133		Union Pacific Corp	47,899
1,172,030		United Parcel Service, Inc (Class B)	85,781
90,829		UTI Worldwide, Inc	1,207

		TOTAL TRANSPORTATION	258,637

UTILITIES - 0.0%
6,272		Aqua America, Inc	138
50,877		ITC Holdings Corp	3,861
13,095		National Fuel Gas Co	727
6,328		Oneok, Inc	549

		TOTAL UTILITIES	5,275

		TOTAL COMMON STOCKS	13,177,568

		(Cost $11,523,617)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 0.2%
$25,000,000	Federal Home Loan Bank (FHLB)	0.009%	02/24/12	25,000

	TOTAL GOVERNMENT AGENCY DEBT			25,000

TREASURY DEBT - 0.4%
17,600,000	United States Treasury Bill	0.041	03/01/12	17,600
2,680,000	United States Treasury Bill	0.024	04/12/12	2,680
12,700,000	United States Treasury Bill	0.020	04/19/12	12,699

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,000,000		United States Treasury Bill	0.020%	05/03/12	$1,000
10,000,000		United States Treasury Bill	0.022	05/10/12	9,999
3,800,000		United States Treasury Bill	0.038	06/14/12	3,799

		TOTAL TREASURY DEBT			47,777

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
		TIAA-CREF Short Term Lending Portfolio of the State Street
194,556,624	a,c	Navigator Securities Lending Trust			194,557

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			194,557

		TOTAL SHORT-TERM INVESTMENTS			267,334

		(Cost $267,333)
		TOTAL INVESTMENTS - 101.4%			13,444,902
		(Cost $11,790,950)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(179,818)

		NET ASSETS - 100.0%			$13,265,084

		Abbreviation(s):
ADR		American Depositary Receipt

*		Non-income producing.
a		Affiliated holding.
c		Investments made with cash collateral received from securites on loan.
d		All or a portion of those securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $188,306,000.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2011

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$13,136,248	97.7%

TOTAL DOMESTIC	13,136,248	97.7

FOREIGN

BERMUDA	6,083	0.1
CANADA	70,419	0.5
CHINA	16,764	0.1
GERMANY	7,065	0.1
IRELAND	82,566	0.6
ISRAEL	66,322	0.5
MACAU	10,020	0.1
MEXICO	5,120	0.0
NETHERLANDS	27,058	0.2
PANAMA	1,426	0.0
UNITED KINGDOM	15,811	0.1

TOTAL FOREIGN	308,654	2.3

TOTAL PORTFOLIO	$13,444,902	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.9%
51,119	*	American Axle & Manufacturing Holdings, Inc	$506
15,097	*,e	Amerigon, Inc (Class A)	215
65,947		Autoliv, Inc	3,528
82,199	*,e	BorgWarner, Inc	5,239
45,804		Cooper Tire & Rubber Co	642
110,265	*	Dana Holding Corp	1,340
7,682	*	Dorman Products, Inc	284
16,941	*	Drew Industries, Inc	416
58,919	*	Exide Technologies	155
13,635	*	Federal Mogul Corp (Class A)	201
2,816,300	*	Ford Motor Co	30,304
14,261	*,e	Fuel Systems Solutions, Inc	235
574,351	*	General Motors Co	11,642
109,188		Gentex Corp	3,231
180,426	*	Goodyear Tire & Rubber Co	2,557
179,291		Harley-Davidson, Inc	6,969
510,688		Johnson Controls, Inc	15,963
79,404		Lear Corp	3,160
36,302	*	Modine Manufacturing Co	343
9,067	*,e	Motorcar Parts of America, Inc	68
30,024		Spartan Motors, Inc	144
11,969		Standard Motor Products, Inc	240
20,247	*	Stoneridge, Inc	171
17,815		Superior Industries International, Inc	295
46,120	*	Tenneco, Inc	1,373
39,362	*,e	Tesla Motors, Inc	1,124
33,978		Thor Industries, Inc	932
5,700	*	Tower International, Inc	61
77,381	*	TRW Automotive Holdings Corp	2,523
38,775	*	Visteon Corp	1,936
24,826	*,e	Winnebago Industries, Inc	183

		TOTAL AUTOMOBILES & COMPONENTS	95,980

BANKS - 3.1%
11,459		1st Source Corp	290
17,104	*	1st United Bancorp, Inc	95
3,251		Alliance Financial Corp	100
18,171	*	Ameris Bancorp	187
4,648	e	Ames National Corp	91
8,700	*,e	Apollo Residential Mortgage	133
6,923		Arrow Financial Corp	162
130,985		Associated Banc-Corp	1,463
66,701		Astoria Financial Corp	566
5,016		Bancfirst Corp	188

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	$345
2,914	m	Bancorp Rhode Island, Inc	116
64,583	e	Bancorpsouth, Inc	712
41,404		Bank Mutual Corp	132
36,026		Bank of Hawaii Corp	1,603
4,416		Bank of Kentucky Financial Corp	89
3,864		Bank of Marin Bancorp	145
22,826		Bank of the Ozarks, Inc	676
17,629		BankFinancial Corp	97
25,535		BankUnited	562
12,480		Banner Corp	214
528,398		BB&T Corp	13,301
47,216	*	BBCN Bancorp, Inc	446
23,421	*	Beneficial Mutual Bancorp, Inc	196
10,481	e	Berkshire Hills Bancorp, Inc	233
5,599	*,e	BofI Holding, Inc	91
21,305	e	BOK Financial Corp	1,170
59,217		Boston Private Financial Holdings, Inc	470
4,741		Bridge Bancorp, Inc	94
7,190	*	Bridge Capital Holdings	75
48,082		Brookline Bancorp, Inc	406
8,337		Bryn Mawr Bank Corp	162
5,527		Camden National Corp	180
8,819	*	Cape Bancorp, Inc	69
9,158	e	Capital City Bank Group, Inc	87
246,176		CapitalSource, Inc	1,649
128,335		Capitol Federal Financial	1,481
18,053		Cardinal Financial Corp	194
61,647		Cathay General Bancorp	920
9,768		Center Bancorp, Inc	95
16,756		Centerstate Banks of Florida, Inc	111
11,577	*,e	Central Pacific Financial Corp	150
2,883		Century Bancorp, Inc	81
18,856		Chemical Financial Corp	402
150,892	*	CIT Group, Inc	5,262
6,398		Citizens & Northern Corp	118
12,921	e	City Holding Co	438
31,313		City National Corp	1,383
10,007		Clifton Savings Bancorp, Inc	93
6,672		CNB Financial Corp	105
21,290		CoBiz, Inc	123
31,348		Columbia Banking System, Inc	604
152,119		Comerica, Inc	3,925
59,084		Commerce Bancshares, Inc	2,252
28,981		Community Bank System, Inc	806
11,562		Community Trust Bancorp, Inc	340
40,227		Cullen/Frost Bankers, Inc	2,128
67,239	e	CVB Financial Corp	674
19,824		Dime Community Bancshares	250
96,753	*,e	Doral Financial Corp	92
12,747	*,e	Eagle Bancorp, Inc	185
116,790		East West Bancorp, Inc	2,307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,100	*,e	Encore Bancshares, Inc	$82
4,559	e	Enterprise Bancorp, Inc	65
11,656		Enterprise Financial Services Corp	173
8,385		ESB Financial Corp	118
12,436		ESSA Bancorp, Inc	130
7,387		Federal Agricultural Mortgage Corp (Class C)	133
697,023		Fifth Third Bancorp	8,866
7,979		Financial Institutions, Inc	129
9,860		First Bancorp (NC)	110
6,485	e	First Bancorp, Inc	100
58,052		First Busey Corp	290
4,158		First Citizens Bancshares, Inc (Class A)	728
84,375		First Commonwealth Financial Corp	444
12,139		First Community Bancshares, Inc	151
6,200	e	First Connecticut Bancorp	81
7,726		First Defiance Financial Corp	113
44,691		First Financial Bancorp	744
23,120	e	First Financial Bankshares, Inc	773
8,954		First Financial Corp	298
12,966		First Financial Holdings, Inc	116
202,896		First Horizon National Corp	1,623
9,546		First Interstate Bancsystem, Inc	124
19,481		First Merchants Corp	165
57,533		First Midwest Bancorp, Inc	583
263,698		First Niagara Financial Group, Inc	2,276
4,191		First of Long Island Corp	110
6,248	e	First Pactrust Bancorp, Inc	64
56,357	*	First Republic Bank	1,725
82,846		FirstMerit Corp	1,253
150,505	*	Flagstar Bancorp, Inc	76
19,779		Flushing Financial Corp	250
96,816		FNB Corp	1,095
11,394		Fox Chase Bancorp, Inc	144
10,443	*	Franklin Financial Corp	124
152,821		Fulton Financial Corp	1,499
8,476	e	German American Bancorp, Inc	154
56,600		Glacier Bancorp, Inc	681
7,809		Great Southern Bancorp, Inc	184
7,762	*,e	Hampton Roads Bankshares, Inc	21
58,181		Hancock Holding Co	1,860
14,111	*	Hanmi Financial Corp	104
10,342		Heartland Financial USA, Inc	159
15,254	*,e	Heritage Commerce Corp	72
11,990		Heritage Financial Corp	151
14,896		Home Bancshares, Inc	386
12,641		Home Federal Bancorp, Inc	131
329,334		Hudson City Bancorp, Inc	2,058
11,015		Hudson Valley Holding Corp	234
664,830		Huntington Bancshares, Inc	3,650
22,391		IBERIABANK Corp	1,104
17,904	e	Independent Bank Corp	489
40,567		International Bancshares Corp	744

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

37,852	*	Investors Bancorp, Inc	$510
14,732		Kearny Financial Corp	140
728,383		Keycorp	5,601
14,481		Lakeland Bancorp, Inc	125
12,420		Lakeland Financial Corp	321
94,845		M&T Bank Corp	7,240
11,504		MainSource Financial Group, Inc	102
41,491		MB Financial, Inc	709
3,784		Merchants Bancshares, Inc	110
7,250	*	Meridian Interstate Bancorp, Inc	90
118,224	*,e	MGIC Investment Corp	441
3,556		Midsouth Bancorp, Inc	46
5,351	e	National Bankshares, Inc	149
101,297		National Penn Bancshares, Inc	855
27,027		NBT Bancorp, Inc	598
331,783		New York Community Bancorp, Inc	4,104
14,313	e	Northfield Bancorp, Inc	203
81,183		Northwest Bancshares, Inc	1,010
10,808		OceanFirst Financial Corp	141
57,265	*	Ocwen Financial Corp	829
76,288		Old National Bancorp	889
9,164	*	OmniAmerican Bancorp, Inc	144
33,903		Oriental Financial Group, Inc	411
45,254		Oritani Financial Corp	578
3,841		Orrstown Financial Services, Inc	32
2,800	*,e	Pacific Capital Bancorp	79
14,467		Pacific Continental Corp	128
22,250	e	PacWest Bancorp	422
11,191	e	Park National Corp	728
22,441	*	Park Sterling Bank	92
2,964	e	Penns Woods Bancorp, Inc	115
10,509	*	Pennsylvania Commerce Bancorp, Inc	88
6,808		Peoples Bancorp, Inc	101
278,935		People’s United Financial, Inc	3,584
25,469	*,e	Pinnacle Financial Partners, Inc	411
400,312		PNC Financial Services Group, Inc	23,087
772,337	*	Popular, Inc	1,074
45,847		PrivateBancorp, Inc	503
35,938	e	Prosperity Bancshares, Inc	1,450
45,191		Provident Financial Services, Inc	605
30,181		Provident New York Bancorp	200
100,581	e	Radian Group, Inc	235
949,890		Regions Financial Corp	4,085
19,501		Renasant Corp	293
6,104		Republic Bancorp, Inc (Class A)	140
22,920		Rockville Financial, Inc	237
7,271		Roma Financial Corp	72
20,998	e	S&T Bancorp, Inc	411
8,198	e	S.Y. Bancorp, Inc	168
18,232		Sandy Spring Bancorp, Inc	320
9,604		SCBT Financial Corp	279
55,743	*	Seacoast Banking Corp of Florida	85

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,919	e	Sierra Bancorp	$78
34,819	*	Signature Bank	2,089
13,207		Simmons First National Corp (Class A)	359
11,606		Southside Bancshares, Inc	251
14,769	*	Southwest Bancorp, Inc	88
10,282		State Bancorp, Inc	125
24,453	*	State Bank & Trust Co	369
16,183		StellarOne Corp	184
27,752		Sterling Bancorp	240
20,641	*	Sterling Financial Corp	345
7,140		Suffolk Bancorp	77
29,193	*,e	Sun Bancorp, Inc	71
410,984		SunTrust Banks, Inc	7,274
125,314		Susquehanna Bancshares, Inc	1,050
32,913	*	SVB Financial Group	1,570
597,443	e	Synovus Financial Corp	842
8,851	*,e	Taylor Capital Group, Inc	86
122,960		TCF Financial Corp	1,269
9,400		Territorial Bancorp, Inc	186
31,378	*	Texas Capital Bancshares, Inc	960
52,101	*	TFS Financial Corp	467
16,995	*	The Bancorp, Inc	123
7,054	e	Tompkins Trustco, Inc	272
8,003		Tower Bancorp, Inc	228
17,850	e	TowneBank	218
9,919		Trico Bancshares	141
62,026		Trustco Bank Corp NY	348
49,168		Trustmark Corp	1,194
24,801		UMB Financial Corp	924
91,424		Umpqua Holdings Corp	1,133
14,087		Union Bankshares Corp	187
33,421	e	United Bankshares, Inc	945
15,882	*,e	United Community Banks, Inc	111
15,445		United Financial Bancorp, Inc	249
12,704		Univest Corp of Pennsylvania	186
1,454,613		US Bancorp	39,348
130,458	e	Valley National Bancorp	1,614
26,270		ViewPoint Financial Group	342
14,744	*	Virginia Commerce Bancorp	114
7,900	*	Walker & Dunlop, Inc	99
12,184		Washington Banking Co	145
86,794		Washington Federal, Inc	1,214
10,818		Washington Trust Bancorp, Inc	258
52,669		Webster Financial Corp	1,074
3,729,479		Wells Fargo & Co	102,785
19,012		WesBanco, Inc	370
11,970		West Bancorporation, Inc	115
14,484	*	West Coast Bancorp	226
21,501		Westamerica Bancorporation	944
49,360	*	Western Alliance Bancorp	308
23,121		Westfield Financial, Inc	170
44,266	*	Wilshire Bancorp, Inc	161

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,249		Wintrust Financial Corp	$736
4,467		WSFS Financial Corp	161
139,772		Zions Bancorporation	2,275

		TOTAL BANKS	329,119

CAPITAL GOODS - 8.4%
536,137		3M Co	43,818
29,148		A.O. Smith Corp	1,169
54,877	*,e	A123 Systems, Inc	88
13,279	e	Aaon, Inc	272
29,552		AAR Corp	567
30,986	*	Accuride Corp	221
17,815		Aceto Corp	123
62,960	*	Active Power, Inc	42
52,376		Actuant Corp (Class A)	1,188
31,651	e	Acuity Brands, Inc	1,678
90,136	*	Aecom Technology Corp	1,854
28,439	*	Aegion Corp	436
14,335	*	Aerovironment, Inc	451
71,219	*	AGCO Corp	3,060
26,678	*,e	Air Lease Corp	633
43,373		Aircastle Ltd	552
4,490		Alamo Group, Inc	121
23,047		Albany International Corp (Class A)	533
23,985		Alliant Techsystems, Inc	1,371
18,705	*	Altra Holdings, Inc	352
13,776	*,e	Ameresco, Inc	189
7,032	*	American Railcar Industries, Inc	168
7,536		American Science & Engineering, Inc	513
35,994	*,e	American Superconductor Corp	133
8,518		American Woodmark Corp	116
123,000		Ametek, Inc	5,178
8,632		Ampco-Pittsburgh Corp	167
25,458		Apogee Enterprises, Inc	312
32,556		Applied Industrial Technologies, Inc	1,145
5,631		Argan, Inc	86
16,319	*,e	Armstrong World Industries, Inc	716
73,192	*	ArvinMeritor, Inc	389
15,638	*	Astec Industries, Inc	504
7,762	*	Astronics Corp	278
10,559		AZZ, Inc	480
90,144	*	Babcock & Wilcox Co	2,176
13,564	e	Badger Meter, Inc	399
37,827		Barnes Group, Inc	912
74,030	*	BE Aerospace, Inc	2,866
35,044	*	Beacon Roofing Supply, Inc	709
36,981		Belden CDT, Inc	1,231
8,617	*	Berliner Communications, Inc	39
35,059	*	Blount International, Inc	509
558,436		Boeing Co	40,961
37,869		Brady Corp (Class A)	1,196
39,839		Briggs & Stratton Corp	617

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

71,104	*,e	Broadwind Energy, Inc	$48
22,099	*,e	Builders FirstSource, Inc	45
9,868	*	CAI International, Inc	153
177,093	*,e	Capstone Turbine Corp	205
46,691		Carlisle Cos, Inc	2,068
4,845		Cascade Corp	229
486,312		Caterpillar, Inc	44,059
19,382	*	Ceradyne, Inc	519
21,260	*	Chart Industries, Inc	1,150
76,040		Chicago Bridge & Iron Co NV	2,874
12,832		CIRCOR International, Inc	453
38,968		Clarcor, Inc	1,948
19,959	*	CNH Global NV	718
6,482	*,e	Coleman Cable, Inc	56
18,683	*,e	Colfax Corp	532
12,813	*	Columbus McKinnon Corp	163
33,040		Comfort Systems USA, Inc	354
18,507	*	Commercial Vehicle Group, Inc	167
124,177		Cooper Industries plc	6,724
38,179		Crane Co	1,783
12,848		Cubic Corp	560
148,143		Cummins, Inc	13,039
35,284		Curtiss-Wright Corp	1,247
413,059		Danaher Corp	19,430
316,133		Deere & Co	24,452
26,753	*	DigitalGlobe, Inc	458
58,497		Donaldson Co, Inc	3,982
14,128		Douglas Dynamics, Inc	207
140,993		Dover Corp	8,185
7,637		Ducommun, Inc	97
5,160	*	DXP Enterprises, Inc	166
22,876	*	Dycom Industries, Inc	479
12,440		Dynamic Materials Corp	246
257,797		Eaton Corp	11,222
50,074		EMCOR Group, Inc	1,342
567,589		Emerson Electric Co	26,445
15,305		Encore Wire Corp	396
25,675	*,e	Energy Recovery, Inc	66
37,162	*	EnerSys	965
15,889	*	EnPro Industries, Inc	524
20,938		ESCO Technologies, Inc	603
13,418	*	Essex Rental Corp	40
22,100	*	Esterline Technologies Corp	1,237
139,194		Exelis, Inc	1,260
222,424		Fastenal Co	9,699
50,117		Federal Signal Corp	208
26,655	*	Flow International Corp	93
42,235		Flowserve Corp	4,195
131,109		Fluor Corp	6,587
117,473	*	Fortune Brands Home & Security, Inc	2,001
19,315		Franklin Electric Co, Inc	841
12,439	*	Freightcar America, Inc	261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

89,877	*,e	FuelCell Energy, Inc	$78
25,764	*	Furmanite Corp	163
39,732		Gardner Denver, Inc	3,062
35,871		GATX Corp	1,566
42,477	*	GenCorp, Inc	226
18,874	*	Generac Holdings, Inc	529
40,126	*	General Cable Corp	1,004
250,762		General Dynamics Corp	16,653
8,016,754		General Electric Co	143,581
16,043	*	GeoEye, Inc	356
20,138	*	Gibraltar Industries, Inc	281
12,250	*	Global Power Equipment Group, Inc	291
94,487		Goodrich Corp	11,688
12,953		Gorman-Rupp Co	352
46,150		Graco, Inc	1,887
93,433	*	GrafTech International Ltd	1,275
12,308		Graham Corp	276
26,732		Granite Construction, Inc	634
44,924		Great Lakes Dredge & Dock Corp	250
10,367	*	Greenbrier Cos, Inc	252
37,869		Griffon Corp	346
21,180	*	H&E Equipment Services, Inc	284
61,544		Harsco Corp	1,267
31,872	e	Heico Corp	1,864
74,803	*	Hexcel Corp	1,811
593,599		Honeywell International, Inc	32,262
12,024		Houston Wire & Cable Co	166
45,393		Hubbell, Inc (Class B)	3,035
35,859	*	Huntington Ingalls	1,122
4,796	*	Hurco Cos, Inc	101
62,789		IDEX Corp	2,330
39,772	*	II-VI, Inc	730
336,453		Illinois Tool Works, Inc	15,715
243,148		Ingersoll-Rand plc	7,409
10,094		Insteel Industries, Inc	111
27,412	*	Interline Brands, Inc	427
69,597		ITT Corp	1,345
96,369	*	Jacobs Engineering Group, Inc	3,911
20,027		John Bean Technologies Corp	308
79,748		Joy Global, Inc	5,979
9,545	*	Kadant, Inc	216
21,747		Kaman Corp	594
25,042		Kaydon Corp	764
115,976		KBR, Inc	3,232
62,712		Kennametal, Inc	2,290
14,447	*,e	KEYW Holding Corp	107
24,942	*,e	Kratos Defense & Security Solutions, Inc	149
79,754		L-3 Communications Holdings, Inc	5,318
3,000		Lawson Products, Inc	46
13,874	*	Layne Christensen Co	336
7,262		LB Foster Co (Class A)	205
37,224		Lennox International, Inc	1,256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

65,044		Lincoln Electric Holdings, Inc	$2,545
10,010		Lindsay Manufacturing Co	549
6,398	*	LMI Aerospace, Inc	112
200,579		Lockheed Martin Corp	16,227
12,960		LSI Industries, Inc	78
12,907	*	Lydall, Inc	122
87,671		Manitowoc Co, Inc	806
276,648		Masco Corp	2,900
43,578	*	Mastec, Inc	757
10,825		Met-Pro Corp	98
7,039	*	Michael Baker Corp	138
14,602	*	Middleby Corp	1,373
7,280		Miller Industries, Inc	115
32,829	*	Moog, Inc (Class A)	1,442
33,838		MSC Industrial Direct Co (Class A)	2,421
28,928		Mueller Industries, Inc	1,111
118,277	e	Mueller Water Products, Inc (Class A)	289
13,261	*	MYR Group, Inc	254
4,424		Nacco Industries, Inc (Class A)	395
3,938	e	National Presto Industries, Inc	369
54,812	*	Navistar International Corp	2,076
19,754	*	NCI Building Systems, Inc	215
12,459	*	NN, Inc	75
46,455		Nordson Corp	1,913
197,761		Northrop Grumman Corp	11,565
8,845	*	Northwest Pipe Co	202
44,747	*	Orbital Sciences Corp	650
19,593	*	Orion Marine Group, Inc	130
69,175	*	Oshkosh Truck Corp	1,479
86,991	*	Owens Corning, Inc	2,499
276,402		Paccar, Inc	10,357
88,975		Pall Corp	5,085
114,637		Parker Hannifin Corp	8,741
76,198		Pentair, Inc	2,537
20,289	*	Perini Corp	250
12,323	*	Pike Electric Corp	89
13,529	*,e	PMFG, Inc	264
29,527	*,e	Polypore International, Inc	1,299
5,761	*	Powell Industries, Inc	180
12,071	*,e	PowerSecure International, Inc	60
108,427		Precision Castparts Corp	17,868
1,801		Preformed Line Products Co	107
19,995	e	Primoris Services Corp	299
28,579		Quanex Building Products Corp	429
162,009	*	Quanta Services, Inc	3,490
13,791		Raven Industries, Inc	854
267,449		Raytheon Co	12,939
16,219	*	RBC Bearings, Inc	676
29,618		Regal-Beloit Corp	1,510
29,287		Robbins & Myers, Inc	1,422
109,940		Rockwell Automation, Inc	8,067
116,117		Rockwell Collins, Inc	6,429

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

71,848		Roper Industries, Inc	$6,241
50,633	*,e	RSC Holdings, Inc	937
24,579	*	Rush Enterprises, Inc (Class A)	514
40,673	*,e	SatCon Technology Corp	24
8,467	*	Sauer-Danfoss, Inc	307
240	*	Seaboard Corp	489
8,300		SeaCube Container Leasing Ltd	123
55,138	*	Shaw Group, Inc	1,483
31,950		Simpson Manufacturing Co, Inc	1,075
44,614		Snap-On, Inc	2,258
83,416	*	Spirit Aerosystems Holdings, Inc (Class A)	1,733
37,552		SPX Corp	2,263
11,927		Standex International Corp	408
124,240		Stanley Works	8,399
12,518	*	Sterling Construction Co, Inc	135
15,189		Sun Hydraulics Corp	356
15,435		TAL International Group, Inc	444
44,785	*	Taser International, Inc	229
10,545	*	Tecumseh Products Co (Class A)	50
28,168	*	Teledyne Technologies, Inc	1,545
14,645		Tennant Co	569
83,491	*	Terex Corp	1,128
7,088	e	Textainer Group Holdings Ltd	206
208,523		Textron, Inc	3,856
7,771	*	Thermon Group Holdings	137
40,166	*	Thomas & Betts Corp	2,193
66,676		Timken Co	2,581
32,571	e	Titan International, Inc	634
11,613	*	Titan Machinery, Inc	252
22,572		Toro Co	1,369
37,710	*	TransDigm Group, Inc	3,608
13,203	*,e	Trex Co, Inc	302
19,750	*	Trimas Corp	355
61,064		Trinity Industries, Inc	1,836
28,842		Triumph Group, Inc	1,686
6,504	e	Twin Disc, Inc	236
354,409		Tyco International Ltd	16,554
45,976	*,e	United Rentals, Inc	1,359
690,777		United Technologies Corp	50,489
14,766		Universal Forest Products, Inc	456
60,216	*	URS Corp	2,115
51,472	*,e	USG Corp	523
47,033	*,e	Valence Technology, Inc	46
16,747		Valmont Industries, Inc	1,520
12,845		Vicor Corp	102
42,855		W.W. Grainger, Inc	8,022
39,545	*	Wabash National Corp	310
51,712	*	WABCO Holdings, Inc	2,244
22,186	e	Watsco, Inc	1,457
23,144		Watts Water Technologies, Inc (Class A)	792
32,103	*	WESCO International, Inc	1,702
35,290		Westinghouse Air Brake Technologies Corp	2,469

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

46,990		Woodward Governor Co	$1,923
5,984	*	Xerium Technologies, Inc	39
139,194		Xylem, Inc	3,576

		TOTAL CAPITAL GOODS	886,255

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
37,566		ABM Industries, Inc	775
32,312	*	Acacia Research (Acacia Technologies)	1,180
46,006	*	ACCO Brands Corp	444
16,355		Administaff, Inc	415
11,265	*	Advisory Board Co	836
14,202		American Ecology Corp	267
26,021	*	American Reprographics Co	119
7,698	*	AT Cross Co	87
81,325		Avery Dennison Corp	2,332
6,166		Barrett Business Services, Inc	123
35,828		Brink’s Co	963
19,056	*	Casella Waste Systems, Inc (Class A)	122
41,673	*,e	CBIZ, Inc	255
7,981		CDI Corp	110
38,005	*	Cenveo, Inc	129
87,464		Cintas Corp	3,045
35,102	*	Clean Harbors, Inc	2,237
8,210	*	Consolidated Graphics, Inc	396
61,340	*,e	Coolbrands International, Inc	229
44,329	*	Copart, Inc	2,123
27,057		Corporate Executive Board Co	1,031
82,362	*	Corrections Corp of America	1,678
19,267	*,e	CoStar Group, Inc	1,286
6,267		Courier Corp	74
92,927		Covanta Holding Corp	1,272
8,400	*	CRA International, Inc	167
37,676		Deluxe Corp	858
23,101	*	Dolan Media Co	197
37,542		Dun & Bradstreet Corp	2,809
11,162	*	Encore Capital Group, Inc	237
67,718	*	EnergySolutions, Inc	209
20,747	*,e	EnerNOC, Inc	226
17,307		Ennis, Inc	231
94,166		Equifax, Inc	3,647
11,236	*	Exponent, Inc	517
9,375	*	Franklin Covey Co	79
32,036	*	FTI Consulting, Inc	1,359
12,288	*	Fuel Tech, Inc	81
15,088		G & K Services, Inc (Class A)	439
49,785	*	Geo Group, Inc	834
12,104	*	GP Strategies Corp	163
49,713		Healthcare Services Group	879
14,300		Heidrick & Struggles International, Inc	308
3,302	*	Heritage-Crystal Clean, Inc	55
43,782		Herman Miller, Inc	808
17,074	*	Hill International, Inc	88

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,809		HNI Corp	$882
24,166	*	Hudson Highland Group, Inc	116
16,505	*	Huron Consulting Group, Inc	639
13,014	*	ICF International, Inc	322
114,792	*	ICO Global Communications Holdings Ltd	294
37,578	*	IHS, Inc (Class A)	3,237
22,974	*,e	Innerworkings, Inc	214
38,561		Interface, Inc (Class A)	445
6,998		Intersections, Inc	78
127,601		Iron Mountain, Inc	3,930
21,500	*	KAR Auction Services, Inc	290
20,372		Kelly Services, Inc (Class A)	279
21,985	*	Kforce, Inc	271
18,600		Kimball International, Inc (Class B)	94
35,963		Knoll, Inc	534
34,304	*	Korn/Ferry International	585
63,464		Manpower, Inc	2,269
17,708		McGrath RentCorp	513
39,317	*	Metalico, Inc	129
21,996		Mine Safety Appliances Co	729
13,300	*	Mistras Group, Inc	339
28,189	*	Mobile Mini, Inc	492
8,734		Multi-Color Corp	225
40,393	*	Navigant Consulting, Inc	461
58,900	*	Nielsen Holdings NV	1,749
4,943		NL Industries, Inc.	64
50,328	*,e	Odyssey Marine Exploration, Inc	138
25,372	*	On Assignment, Inc	284
139,284	e	Pitney Bowes, Inc	2,582
13,016	*	Portfolio Recovery Associates, Inc	879
19,286	e	Quad	277
158,991	e	R.R. Donnelley & Sons Co	2,294
240,647		Republic Services, Inc	6,630
32,857		Resources Connection, Inc	348
112,120		Robert Half International, Inc	3,191
50,683		Rollins, Inc	1,126
7,412	*	RPX Corp	94
10,767		Schawk, Inc (Class A)	121
14,249	*	School Specialty, Inc	36
12,140	*	Standard Parking Corp	217
54,705		Steelcase, Inc (Class A)	408
64,756	*	Stericycle, Inc	5,046
31,978	*	SYKES Enterprises, Inc	501
13,336	*	Team, Inc	397
47,935	*	Tetra Tech, Inc	1,035
9,816	*	TMS International Corp	97
43,886		Towers Watson & Co	2,630
13,579	*	TRC Cos, Inc	82
37,265	*	TrueBlue, Inc	517
11,503		Unifirst Corp	653
36,394		United Stationers, Inc	1,185
87,867	*	Verisk Analytics, Inc	3,525
15,178		Viad Corp	265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,793		VSE Corp	$68
83,921	e	Waste Connections, Inc	2,781
360,208		Waste Management, Inc	11,781
12,744	*,e	WCA Waste Corp	83

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	104,170

CONSUMER DURABLES & APPAREL - 1.3%
30,538	e	American Greetings Corp (Class A)	382
9,523	*	Arctic Cat, Inc	215
45,763	*	Ascena Retail Group, Inc	1,360
58,119	*,e	Beazer Homes USA, Inc	144
4,923		Blyth, Inc	280
60,835	e	Brunswick Corp	1,099
51,179	e	Callaway Golf Co	283
37,626	*	Carter’s, Inc	1,498
4,557	*	Cavco Industries, Inc	183
5,581	e	Cherokee, Inc	65
31,639	*	Clarus Corp	236
222,939		Coach, Inc	13,607
9,339	e	Columbia Sportswear Co	435
64,294	*	CROCS, Inc	950
5,480		CSS Industries, Inc	109
29,784	*	Deckers Outdoor Corp	2,251
4,329	*	Delta Apparel, Inc	83
215,214		DR Horton, Inc	2,714
204,406	*,e	Eastman Kodak Co	133
18,783	e	Ethan Allen Interiors, Inc	445
39,142	*	Fossil, Inc	3,106
34,198	*	Furniture Brands International, Inc	42
82,384	e	Garmin Ltd	3,279
13,268	*	G-III Apparel Group Ltd	331
73,677	*	Hanesbrands, Inc	1,611
53,605		Harman International Industries, Inc	2,039
90,667		Hasbro, Inc	2,891
23,782	*	Helen of Troy Ltd	730
49,581	*,e	Hovnanian Enterprises, Inc (Class A)	72
54,965	*	Iconix Brand Group, Inc	895
18,236	*,e	iRobot Corp	544
24,481	e	Jakks Pacific, Inc	345
71,707		Jarden Corp	2,143
3,583	*	Johnson Outdoors, Inc	55
66,643		Jones Apparel Group, Inc	703
58,687	e	KB Home	394
6,203	*	Kenneth Cole Productions, Inc (Class A)	66
19,366	*,e	K-Swiss, Inc (Class A)	57
39,237	*	La-Z-Boy, Inc	467
34,167	*,e	Leapfrog Enterprises, Inc	191
109,499		Leggett & Platt, Inc	2,523
122,890	e	Lennar Corp (Class A)	2,415
12,366	*	Libbey, Inc	158
7,210		Lifetime Brands, Inc	88
71,814	*,e	Liz Claiborne, Inc	620

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,303	*	M/I Homes, Inc	$157
17,427	*	Maidenform Brands, Inc	319
8,407	*,e	Marine Products Corp	42
262,506		Mattel, Inc	7,288
29,150	e	MDC Holdings, Inc	514
24,046	*	Meritage Homes Corp	558
43,299	*	Mohawk Industries, Inc	2,591
12,667		Movado Group, Inc	230
221,507		Newell Rubbermaid, Inc	3,576
270,881		Nike, Inc (Class B)	26,104
4,055	*	NVR, Inc	2,782
10,106		Oxford Industries, Inc	456
8,860	*	Perry Ellis International, Inc	126
43,642		Phillips-Van Heusen Corp	3,076
48,524		Polaris Industries, Inc	2,716
38,375		Pool Corp	1,155
256,906	*	Pulte Homes, Inc	1,621
107,027	*	Quiksilver, Inc	386
45,710		Ralph Lauren Corp	6,312
6,477		RG Barry Corp	78
35,106	e	Ryland Group, Inc	553
47,340	*,e	Sealy Corp	81
27,339	*	Skechers U.S.A., Inc (Class A)	331
7,200	*,e	Skullcandy, Inc	90
7,407		Skyline Corp	32
52,271	*	Smith & Wesson Holding Corp	228
70,229	*,e	Standard-Pacific Corp	223
4,356	*	Steinway Musical Instruments, Inc	109
26,200	*	Steven Madden Ltd	904
14,503		Sturm Ruger & Co, Inc	485
8,138	*	Summer Infant, Inc	57
50,128	*	Tempur-Pedic International, Inc	2,633
109,135	*	Toll Brothers, Inc	2,229
19,300	*	True Religion Apparel, Inc	667
47,753		Tupperware Corp	2,673
27,184	*,e	Under Armour, Inc (Class A)	1,952
10,905	*	Unifi, Inc	83
11,370	*	Universal Electronics, Inc	192
12,069	*,e	Vera Bradley, Inc	389
66,632		VF Corp	8,462
32,732	*	Warnaco Group, Inc	1,638
5,214		Weyco Group, Inc	128
57,906		Whirlpool Corp	2,748
38,905		Wolverine World Wide, Inc	1,387
15,230	*,e	Zagg, Inc	108

		TOTAL CONSUMER DURABLES & APPAREL	140,706

CONSUMER SERVICES - 2.4%
18,260	*	AFC Enterprises	268
14,656		Ambassadors Group, Inc	66
13,862	*,e	American Public Education, Inc	600
24,907		Ameristar Casinos, Inc	431

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

87,271	*	Apollo Group, Inc (Class A)	$4,702
5,600	*,e	Archipelago Learning, Inc	54
10,098	*	Ascent Media Corp (Series A)	512
33,030	*	Bally Technologies, Inc	1,307
10,282	*	Benihana, Inc	105
17,427	*	BJ’s Restaurants, Inc	790
24,666		Bob Evans Farms, Inc	827
35,903	*,e	Boyd Gaming Corp	268
14,947	*	Bravo Brio Restaurant Group, Inc	256
14,051	*,e	Bridgepoint Education, Inc	323
65,006		Brinker International, Inc	1,740
13,602	*	Buffalo Wild Wings, Inc	918
12,339	*	Cambium Learning Group, Inc	37
12,593	*,e	Capella Education Co	454
46,334	*	Career Education Corp	369
5,895	*,e	Caribou Coffee Co, Inc	82
323,451		Carnival Corp	10,557
8,099	*	Carrols Restaurant Group, Inc	94
17,289		CBRL Group, Inc	872
15,042		CEC Entertainment, Inc	518
46,024	*	Cheesecake Factory	1,351
23,322	*	Chipotle Mexican Grill, Inc (Class A)	7,877
21,525		Choice Hotels International, Inc	819
9,609		Churchill Downs, Inc	501
23,500	*,e	Coinstar, Inc	1,073
59,209	*,e	Corinthian Colleges, Inc	128
104,522		Darden Restaurants, Inc	4,764
75,312	*	Denny’s Corp	283
51,986		DeVry, Inc	1,999
11,939	*	DineEquity, Inc	504
47,224	*	Domino’s Pizza, Inc	1,603
18,900	*,e	Dunkin Brands Group, Inc	472
30,412	*,e	Education Management Corp	851
4,221		Einstein Noah Restaurant Group, Inc	67
27,229	*,e	Gaylord Entertainment Co	657
24,016	*	Grand Canyon Education, Inc	383
228,332		H&R Block, Inc	3,730
47,975		Hillenbrand, Inc	1,071
33,800	*	Hyatt Hotels Corp	1,272
230,043		International Game Technology	3,957
22,405		International Speedway Corp (Class A)	568
34,104	*	Interval Leisure Group, Inc	464
15,534	*	Isle of Capri Casinos, Inc	73
21,273	*,e	ITT Educational Services, Inc	1,210
39,870	*	Jack in the Box, Inc	833
47,403	*,e	Jamba, Inc	62
18,366	*,e	K12, Inc	329
39,822	*	Krispy Kreme Doughnuts, Inc	260
296,147	*	Las Vegas Sands Corp	12,654
31,445	*	Life Time Fitness, Inc	1,470
17,103		Lincoln Educational Services Corp	135
13,766	*	Luby’s, Inc	62

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,861		Mac-Gray Corp	$122
14,891		Marcus Corp	188
197,861		Marriott International, Inc (Class A)	5,772
19,786	*	Marriott Vacations Worldwide Corp	340
23,085	e	Matthews International Corp (Class A)	726
783,078		McDonald’s Corp	78,567
262,267	*	MGM Mirage	2,735
8,692	*	Monarch Casino & Resort, Inc	89
23,956	*,e	Morgans Hotel Group Co	141
20,438	*	Multimedia Games, Inc	162
5,638		National American University Holdings, Inc	43
14,289	*	O’Charleys, Inc	78
78,277	*	Orient-Express Hotels Ltd (Class A)	585
21,333	*	Panera Bread Co (Class A)	3,018
14,983	*	Papa John’s International, Inc	565
8,992	*,e	Peet’s Coffee & Tea, Inc	564
51,627	*	Penn National Gaming, Inc	1,965
18,084		PF Chang’s China Bistro, Inc	559
48,180	*	Pinnacle Entertainment, Inc	490
9,873	*	Red Lion Hotels Corp	68
11,853	*	Red Robin Gourmet Burgers, Inc	328
44,951	e	Regis Corp	744
101,674		Royal Caribbean Cruises Ltd	2,518
50,005	*	Ruby Tuesday, Inc	345
26,831	*	Ruth’s Chris Steak House, Inc	133
49,874	*	Scientific Games Corp (Class A)	484
183,181		Service Corp International	1,951
44,601	*	Shuffle Master, Inc	523
31,480	e	Six Flags Entertainment Corp	1,298
45,772	*	Sonic Corp	308
51,448		Sotheby’s (Class A)	1,468
9,984		Speedway Motorsports, Inc	153
567,253		Starbucks Corp	26,100
147,494		Starwood Hotels & Resorts Worldwide, Inc	7,075
958	*	Steak N Shake Co	353
11,970	*	Steiner Leisure Ltd	543
68,986	e	Stewart Enterprises, Inc (Class A)	397
9,323	e	Strayer Education, Inc	906
42,904		Texas Roadhouse, Inc (Class A)	639
16,126	*	Town Sports International Holdings, Inc	119
15,190	*	Universal Technical Institute, Inc	194
27,599		Vail Resorts, Inc	1,169
22,133	e	Weight Watchers International, Inc	1,218
241,251		Wendy’s	1,293
43,711	*	WMS Industries, Inc	897
117,938		Wyndham Worldwide Corp	4,462
59,484		Wynn Resorts Ltd	6,572
351,395		Yum! Brands, Inc	20,736

		TOTAL CONSUMER SERVICES	257,335

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 5.2%
36,918		Advance America Cash Advance Centers, Inc	$330
39,037	*	Affiliated Managers Group, Inc	3,746
270,566	*	American Capital Ltd	1,821
794,899		American Express Co	37,496
171,441		Ameriprise Financial, Inc	8,510
149,594		Apollo Investment Corp	963
147,601		Ares Capital Corp	2,280
21,300	e	Artio Global Investors, Inc	104
7,646,383		Bank of America Corp	42,514
941,975		Bank of New York Mellon Corp	18,754
58,435		BGC Partners, Inc (Class A)	347
54,667	e	BlackRock Kelso Capital Corp	446
65,468		BlackRock, Inc	11,669
77,753	*,e	Broadpoint Securities Group, Inc	131
16,951		Calamos Asset Management, Inc (Class A)	212
346,072		Capital One Financial Corp	14,636
2,167		Capital Southwest Corp	177
22,738		Cash America International, Inc	1,060
35,130		CBOE Holdings, Inc	908
791,596		Charles Schwab Corp	8,913
2,192,977		Citigroup, Inc	57,697
50,689		CME Group, Inc	12,351
12,285	e	Cohen & Steers, Inc	355
30,640		Compass Diversified Trust	380
50,765	*	Cowen Group, Inc	131
5,106	*	Credit Acceptance Corp	420
9,816	*	Deerfield Capital Corp	53
1,420		Diamond Hill Investment Group, Inc	105
414,926		Discover Financial Services	9,959
33,079	*	Dollar Financial Corp	597
21,313		Duff & Phelps Corp	309
191,552	*	E*Trade Financial Corp	1,525
92,658	e	Eaton Vance Corp	2,190
10,984		Epoch Holding Corp	244
14,946		Evercore Partners, Inc (Class A)	398
36,390	*	Ezcorp, Inc (Class A)	960
39,284	*	FBR Capital Markets Corp	81
69,691	e	Federated Investors, Inc (Class B)	1,056
51,357	e	Fifth Street Finance Corp	491
29,176	*,e	Financial Engines, Inc	652
23,334	*	First Cash Financial Services, Inc	819
58,259	*,e	First Marblehead Corp	68
109,286		Franklin Resources, Inc	10,498
5,142	e	Friedman Billings Ramsey Group, Inc (Class A)	110
17,300	e	FXCM, Inc	169
7,000	e	Gain Capital Holdings, Inc	47
6,584		GAMCO Investors, Inc (Class A)	286
54,396		GFI Group, Inc	224
15,081		Gladstone Capital Corp	115
15,921		Gladstone Investment Corp	116
390,654		Goldman Sachs Group, Inc	35,326
5,889	e	Golub Capital BDC, Inc	91

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,998	*,e	Green Dot Corp	$531
22,433	e	Greenhill & Co, Inc	816
16,757	*	Harris & Harris Group, Inc	58
33,744		Hercules Technology Growth Capital, Inc	319
22,560	*	HFF, Inc (Class A)	233
13,505	*	Imperial Holdings, Inc	25
30,361		Interactive Brokers Group, Inc (Class A)	454
54,957	*	IntercontinentalExchange, Inc	6,625
13,392	*	International Assets Holding Corp	316
32,107	*	Internet Capital Group, Inc	248
346,461		Invesco Ltd	6,960
34,884	*	Investment Technology Group, Inc	377
37,000	e	iShares Russell 2000 Index Fund	2,727
50,823	e	iShares Russell 3000 Index Fund	3,770
137,373		Janus Capital Group, Inc	867
88,527	e	Jefferies Group, Inc	1,217
11,011		JMP Group, Inc	79
3,003,829		JPMorgan Chase & Co	99,877
26,819		KBW, Inc	407
73,616	*	Knight Capital Group, Inc (Class A)	870
15,310	e	Kohlberg Capital Corp	97
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	182
84,822		Lazard Ltd (Class A)	2,215
113,921		Legg Mason, Inc	2,740
148,551		Leucadia National Corp	3,378
26,205	*	LPL Investment Holdings, Inc	800
15,412		Main Street Capital Corp	327
2,900	*	Manning & Napier, Inc	36
21,429		MarketAxess Holdings, Inc	645
6,533		Marlin Business Services Corp	83
64,585		MCG Capital Corp	258
9,981		Medallion Financial Corp	114
7,998		Medley Capital Corp	83
152,732		Moody’s Corp	5,144
1,162,927		Morgan Stanley	17,595
91,923	*	MSCI, Inc (Class A)	3,027
17,411		MVC Capital, Inc	202
94,841	*	Nasdaq Stock Market, Inc	2,325
20,204		Nelnet, Inc (Class A)	494
23,100	*,e	Netspend Holdings, Inc	187
5,367		New Mountain Finance Corp	72
21,889	*	NewStar Financial, Inc	223
12,077		NGP Capital Resources Co	87
7,402	e	Nicholas Financial, Inc	95
164,117		Northern Trust Corp	6,509
198,629		NYSE Euronext	5,184
7,363		Oppenheimer Holdings, Inc	119
35,056	e	PennantPark Investment Corp	354
41,814	*	PHH Corp	447
17,372	*	Pico Holdings, Inc	358
13,978	*	Piper Jaffray Cos	282
75,446	e	Prospect Capital Corp	701

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,591		Pzena Investment Management, Inc (Class A)	$42
75,031		Raymond James Financial, Inc	2,323
21,125	*	Safeguard Scientifics, Inc	334
8,937		Sanders Morris Harris Group, Inc	59
110,255		SEI Investments Co	1,913
400,986		SLM Corp	5,373
28,070		Solar Capital Ltd	620
6,100		Solar Senior Capital Ltd	96
233,000		SPDR Trust Series 1	29,241
380,776		State Street Corp	15,349
40,347	*,e	Stifel Financial Corp	1,293
37,258		SWS Group, Inc	256
194,627		T Rowe Price Group, Inc	11,084
167,448		TD Ameritrade Holding Corp	2,621
6,653		THL Credit, Inc	81
20,926		TICC Capital Corp	181
14,296	e	Triangle Capital Corp	273
4,394	*	Virtus Investment Partners, Inc	334
67,558		Waddell & Reed Financial, Inc (Class A)	1,673
21,153		Walter Investment Management Corp	434
3,869		Westwood Holdings Group, Inc	141
10,829	*	World Acceptance Corp	796

		TOTAL DIVERSIFIED FINANCIALS	548,496

ENERGY - 11.2%
70,225	*,e	Abraxas Petroleum Corp	232
9,171		Alon USA Energy, Inc	80
172,068	*	Alpha Natural Resources, Inc	3,515
13,406	*,e	Amyris Biotechnologies, Inc	155
375,256		Anadarko Petroleum Corp	28,643
289,823		Apache Corp	26,252
6,580	e	APCO Argentina, Inc	538
16,856	*,e	Approach Resources, Inc	496
154,928		Arch Coal, Inc	2,248
33,846	*,e	ATP Oil & Gas Corp	249
44,174	*	Atwood Oceanics, Inc	1,758
328,852		Baker Hughes, Inc	15,995
18,593	*	Basic Energy Services, Inc	366
39,652		Berry Petroleum Co (Class A)	1,666
35,237	*	Bill Barrett Corp	1,201
90,573	*,e	BPZ Energy, Inc	257
27,721		Bristow Group, Inc	1,314
9,000	*,e	C&J Energy Services, Inc	188
79,061		Cabot Oil & Gas Corp	6,001
79,978	*	Cal Dive International, Inc	180
27,753	*	Callon Petroleum Co	138
183,191	*	Cameron International Corp	9,011
14,570	e	CARBO Ceramics, Inc	1,797
29,745	*	Carrizo Oil & Gas, Inc	784
71,149	*	Cheniere Energy, Inc	618
496,966		Chesapeake Energy Corp	11,077
1,523,551		Chevron Corp	162,105

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

64,690		Cimarex Energy Co	$4,004
4,602	*,e	Clayton Williams Energy, Inc	349
37,262	*,e	Clean Energy Fuels Corp	464
46,507	*	Cloud Peak Energy, Inc	899
83,572	*	Cobalt International Energy, Inc	1,297
60,400	*	Complete Production Services, Inc	2,027
36,545	*	Comstock Resources, Inc	559
78,411	*	Concho Resources, Inc	7,351
1,005,847		ConocoPhillips	73,295
173,265		Consol Energy, Inc	6,359
9,289	*	Contango Oil & Gas Co	540
29,565	*,e	Continental Resources, Inc	1,972
34,938		Core Laboratories NV	3,981
15,591	*,e	Crimson Exploration, Inc	45
37,807		Crosstex Energy, Inc	478
67,340	*	CVR Energy, Inc	1,261
4,728	*,e	Dawson Geophysical Co	187
7,530		Delek US Holdings, Inc	86
308,251	*	Denbury Resources, Inc	4,655
318,030		Devon Energy Corp	19,718
38,961		DHT Maritime, Inc	29
51,948	e	Diamond Offshore Drilling, Inc	2,871
59,365	*	Dresser-Rand Group, Inc	2,963
26,285	*	Dril-Quip, Inc	1,730
584,057		El Paso Corp	15,518
28,282	*,e	Endeavour International Corp	246
53,820		Energen Corp	2,691
21,960	*	Energy Partners Ltd	321
56,747	*	Energy XXI Bermuda Ltd	1,809
201,894		EOG Resources, Inc	19,889
102,738		Equitable Resources, Inc	5,629
11,704	*	Evolution Petroleum Corp	94
111,561		EXCO Resources, Inc	1,166
48,293	*	Exterran Holdings, Inc	439
3,729,604	d	Exxon Mobil Corp	316,120
181,806	*	FMC Technologies, Inc	9,496
85,352	*	Forest Oil Corp	1,157
39,564	e	Frontline Ltd	170
36,931	*	FX Energy, Inc	177
54,404	*	Gastar Exploration Ltd	173
7,921	*,e	Geokinetics, Inc	17
15,376	*	Georesources, Inc	451
3,300	*,e	Gevo, Inc	21
14,135	*	Global Geophysical Services, Inc	95
46,474	*,e	GMX Resources, Inc	58
28,774	e	Golar LNG Ltd	1,279
20,317	*,e	Goodrich Petroleum Corp	279
20,962	*	Green Plains Renewable Energy, Inc	205
9,089		Gulf Island Fabrication, Inc	265
15,761	*	Gulfmark Offshore, Inc	662
29,832	*	Gulfport Energy Corp	879
690,553		Halliburton Co	23,831

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,621	*,e	Harvest Natural Resources, Inc	$219
81,706	*	Helix Energy Solutions Group, Inc	1,291
72,674		Helmerich & Payne, Inc	4,241
87,818	*	Hercules Offshore, Inc	390
229,736		Hess Corp	13,049
142,620		Holly Corp	3,337
18,746	*,e	Hornbeck Offshore Services, Inc	582
14,150	*,e	Houston American Energy Corp	172
130,217	*,e	Hyperdynamics Corp	319
100,154	*	ION Geophysical Corp	614
823	*,e	Isramco, Inc	74
27,417	*,e	James River Coal Co	190
95,985	*	Key Energy Services, Inc	1,485
127,114	e	Kinder Morgan, Inc	4,089
7,900	*,e	KiOR, Inc (Class A)	80
18,775	e	Knightsbridge Tankers Ltd	257
195,747	*	Kodiak Oil & Gas Corp	1,860
24,954	*	Kosmos Energy LLC	306
12,300	*	L&L Energy, Inc	32
22,968		Lufkin Industries, Inc	1,546
81,929	*,e	Magnum Hunter Resources Corp	442
536,438		Marathon Oil Corp	15,702
270,119		Marathon Petroleum Corp	8,992
23,922	*	Matrix Service Co	226
176,324	*	McDermott International, Inc	2,029
78,067	*,e	McMoRan Exploration Co	1,136
31,904	*,e	Miller Petroleum, Inc	89
7,684	*	Mitcham Industries, Inc	168
147,218		Murphy Oil Corp	8,206
217,056	*	Nabors Industries Ltd	3,764
320,105		National Oilwell Varco, Inc	21,764
5,226	*	Natural Gas Services Group, Inc	76
101,438	*	Newfield Exploration Co	3,827
69,901	*	Newpark Resources, Inc	664
133,406		Noble Energy, Inc	12,592
37,402	e	Nordic American Tanker Shipping	448
48,403	*,e	Northern Oil And Gas, Inc	1,161
45,751	*,e	Oasis Petroleum, Inc	1,331
613,477		Occidental Petroleum Corp	57,483
82,172		Oceaneering International, Inc	3,791
37,449	*	Oil States International, Inc	2,860
19,618	e	Overseas Shipholding Group, Inc	214
3,307	*	OYO Geospace Corp	256
37,088	*,e	Pacific Asia Petroleum, Inc	37
5,367	e	Panhandle Oil and Gas, Inc (Class A)	176
96,030	*	Parker Drilling Co	689
69,102	*	Patriot Coal Corp	585
119,282		Patterson-UTI Energy, Inc	2,383
205,078		Peabody Energy Corp	6,790
35,015		Penn Virginia Corp	185
16,488	*	Petroleum Development Corp	579
43,261	*,e	Petroquest Energy, Inc	286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,723	*	PHI, Inc	$242
42,944	*	Pioneer Drilling Co	416
88,660		Pioneer Natural Resources Co	7,933
108,164	*	Plains Exploration & Production Co	3,972
132,552		Questar Market Resources, Inc	3,884
86,019	*,e	Quicksilver Resources, Inc	577
121,181		Range Resources Corp	7,506
167,304	*,e	Rentech, Inc	219
35,433	*,e	Resolute Energy Corp	383
26,939	*,e	Rex Energy Corp	398
6,400	*	Rex Stores Corp	142
4,515	*	RigNet, Inc	76
40,850	*	Rosetta Resources, Inc	1,777
96,528	*	Rowan Cos, Inc	2,928
33,284	e	RPC, Inc	607
304,794	*	SandRidge Energy, Inc	2,487
1,024,091		Schlumberger Ltd	69,955
19,383	*	Scorpio Tankers, Inc	95
16,143	*	SEACOR Holdings, Inc	1,436
31,863	*	SemGroup Corp	830
34,031	e	Ship Finance International Ltd	318
8,338	*,e	Solazyme, Inc	99
93,776		Southern Union Co	3,949
263,405	*	Southwestern Energy Co	8,413
493,023		Spectra Energy Corp	15,160
47,139		St. Mary Land & Exploration Co	3,446
36,323	*	Stone Energy Corp	958
88,549		Sunoco, Inc	3,632
59,956	*,e	Superior Energy Services	1,705
32,148	*	Swift Energy Co	955
49,984	*,e	Syntroleum Corp	48
12,700		Targa Resources Investments, Inc	517
32,878		Teekay Corp	879
32,183	e	Teekay Tankers Ltd (Class A)	113
23,351	*	Tesco Corp	295
108,582	*	Tesoro Corp	2,536
61,337	*	Tetra Technologies, Inc	573
38,204		Tidewater, Inc	1,883
32,149	*,e	Triangle Petroleum Corp	192
113,637	*	Ultra Petroleum Corp	3,367
10,127	*	Union Drilling, Inc	63
29,837	*	Unit Corp	1,384
49,078	*,e	Uranerz Energy Corp	89
76,523	*,e	Uranium Energy Corp	234
13,262	*,e	Uranium Resources, Inc	10
80,628	*,e	Ur-Energy, Inc	69
64,074	*,e	USEC, Inc	73
48,465	*	Vaalco Energy, Inc	293
431,477		Valero Energy Corp	9,083
169,150	*	Vantage Drilling Co	196
22,450	*	Venoco, Inc	152
34,077	*,e	Voyager Oil & Gas, Inc	88

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,733	e	W&T Offshore, Inc	$567
67,894	*	Warren Resources, Inc	221
41,000	*,e	Western Refining, Inc	545
7,723	*	Westmoreland Coal Co	98
89,390	*	Whiting Petroleum Corp	4,174
29,621	*	Willbros Group, Inc	109
446,175		Williams Cos, Inc	14,733
54,207		World Fuel Services Corp	2,276
18,939	*,e	Zion Oil & Gas, Inc	42

		TOTAL ENERGY	1,199,585

FOOD & STAPLES RETAILING - 2.1%
13,080		Andersons, Inc	571
837		Arden Group, Inc (Class A)	75
29,235		Casey’s General Stores, Inc	1,506
7,700	*	Chefs’ Warehouse Holdings, Inc	138
329,717		Costco Wholesale Corp	27,472
1,021,715		CVS Corp	41,666
21,250	*,e	Fresh Market, Inc	848
8,163		Ingles Markets, Inc (Class A)	123
432,445		Kroger Co	10,474
10,977		Nash Finch Co	321
16,292	*	Pantry, Inc	195
13,557		Pricesmart, Inc	943
445,462	*	Rite Aid Corp	561
33,448		Ruddick Corp	1,426
271,027	e	Safeway, Inc	5,702
18,527		Spartan Stores, Inc	343
165,275	e	Supervalu, Inc	1,342
5,570	*	Susser Holdings Corp	126
442,709		Sysco Corp	12,985
36,743	*	United Natural Foods, Inc	1,470
4,652		Village Super Market (Class A)	132
692,698		Walgreen Co	22,901
1,340,713		Wal-Mart Stores, Inc	80,121
8,834		Weis Markets, Inc	353
116,808		Whole Foods Market, Inc	8,128
41,829	*	Winn-Dixie Stores, Inc	392

		TOTAL FOOD & STAPLES RETAILING	220,314

FOOD, BEVERAGE & TOBACCO - 5.6%
2,319		Alico, Inc	45
68,179	*	Alliance One International, Inc	185
1,583,571		Altria Group, Inc	46,953
508,614		Archer Daniels Midland Co	14,546
37,577		B&G Foods, Inc (Class A)	904
117,473		Beam, Inc	6,018
6,724	*,e	Boston Beer Co, Inc (Class A)	730
76,741		Brown-Forman Corp (Class B)	6,178
110,705		Bunge Ltd	6,332
7,129	e	Calavo Growers, Inc	183
10,929	e	Cal-Maine Foods, Inc	400

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

131,903		Campbell Soup Co	$4,384
53,541	*,e	Central European Distribution Corp	234
31,603	*	Chiquita Brands International, Inc	264
4,202		Coca-Cola Bottling Co Consolidated	246
1,497,303		Coca-Cola Co	104,767
248,992		Coca-Cola Enterprises, Inc	6,419
312,873		ConAgra Foods, Inc	8,260
141,361	*	Constellation Brands, Inc (Class A)	2,922
57,268		Corn Products International, Inc	3,012
7,653	*	Craft Brewers Alliance, Inc	46
88,594	*	Darling International, Inc	1,177
140,023	*	Dean Foods Co	1,568
16,103	e	Diamond Foods, Inc	520
27,600	*,e	Dole Food Co, Inc	239
169,553		Dr Pepper Snapple Group, Inc	6,694
5,320	e	Farmer Bros Co	41
85,492		Flowers Foods, Inc	1,623
27,866		Fresh Del Monte Produce, Inc	697
480,957		General Mills, Inc	19,434
92,988	*,e	Green Mountain Coffee Roasters, Inc	4,171
2,482		Griffin Land & Nurseries, Inc (Class A)	66
241,687		H.J. Heinz Co	13,061
27,245	*	Hain Celestial Group, Inc	999
51,477		Hansen Natural Corp	4,743
70,305	*,e	Heckmann Corp	468
114,632		Hershey Co	7,082
105,226		Hormel Foods Corp	3,082
8,158	e	Imperial Sugar Co	29
11,326		J&J Snack Foods Corp	603
87,000		J.M. Smucker Co	6,801
186,439		Kellogg Co	9,428
1,248,435		Kraft Foods, Inc (Class A)	46,641
14,250	e	Lancaster Colony Corp	988
36,396		Lance, Inc	819
3,603	*,e	Lifeway Foods, Inc	35
6,464	e	Limoneira Co	109
102,064		Lorillard, Inc	11,635
100,117		McCormick & Co, Inc	5,048
154,798		Mead Johnson Nutrition Co	10,639
9,066		Mgp Ingredients, Inc	46
99,012		Molson Coors Brewing Co (Class B)	4,311
5,604		National Beverage Corp	90
15,084	*	Omega Protein Corp	108
1,194,876		PepsiCo, Inc	79,280
1,344,113		Philip Morris International, Inc	105,486
37,600	*,e	Pilgrim’s Pride Corp	217
9,350	*,e	Primo Water	28
42,347	*	Ralcorp Holdings, Inc	3,621
253,791		Reynolds American, Inc	10,512
17,484	e	Sanderson Farms, Inc	876
447,735		Sara Lee Corp	8,471
7,792	*	Seneca Foods Corp	201

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

53,670	*	Smart Balance, Inc	$288
125,524	*	Smithfield Foods, Inc	3,048
69,350	*,e	Star Scientific, Inc	151
14,223	*,e	Synutra International, Inc	72
18,111	e	Tootsie Roll Industries, Inc	429
26,938	*	TreeHouse Foods, Inc	1,761
230,318		Tyson Foods, Inc (Class A)	4,754
18,707	e	Universal Corp	860
35,109	e	Vector Group Ltd	624

		TOTAL FOOD, BEVERAGE & TOBACCO	596,702

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
15,924	*	Abaxis, Inc	441
27,756	*	Abiomed, Inc	513
30,836	*,e	Accretive Health, Inc	709
52,299	*	Accuray, Inc	221
288,207		Aetna, Inc	12,159
8,631	*	Air Methods Corp	729
47,580	*	Align Technology, Inc	1,129
18,580	*	Alliance Imaging, Inc	23
145,378	*	Allscripts Healthcare Solutions, Inc	2,754
7,268	*	Almost Family, Inc	121
39,818	*	Alphatec Holdings, Inc	68
21,596	*,e	Amedisys, Inc	236
9,851	*	American Dental Partners, Inc	185
32,663	*	Amerigroup Corp	1,930
197,849		AmerisourceBergen Corp	7,358
30,580	*	AMN Healthcare Services, Inc	135
25,648	*	Amsurg Corp	668
10,953		Analogic Corp	628
18,523	*	Angiodynamics, Inc	274
54,175	*,e	Antares Pharma, Inc	119
20,843	*	Arthrocare Corp	660
17,166		Assisted Living Concepts, Inc (A Shares)	256
25,682	*,e	athenahealth, Inc	1,261
10,854	*	AtriCure, Inc	120
1,039		Atrion Corp	250
64,525		Bard (C.R.), Inc	5,517
431,603		Baxter International, Inc	21,356
165,298		Becton Dickinson & Co	12,351
21,912	*,e	Biolase Technology, Inc	56
18,346	*,e	Bio-Reference Labs, Inc	298
31,488	*	BioScrip, Inc	172
1,149,568	*	Boston Scientific Corp	6,139
74,076	*	Brookdale Senior Living, Inc	1,288
12,419		Cantel Medical Corp	347
15,384	*	Capital Senior Living Corp	122
265,985		Cardinal Health, Inc	10,802
18,454	*	CardioNet, Inc	44
9,837	*,e	Cardiovascular Systems, Inc	97
164,978	*	CareFusion Corp	4,192
32,577	*	Catalyst Health Solutions, Inc	1,694

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,036	*,e	CBaySystems Holdings Ltd	$231
39,667	*	Centene Corp	1,570
107,062	*	Cerner Corp	6,559
28,816	*	Cerus Corp	81
16,152		Chemed Corp	827
8,056	*	Chindex International, Inc	69
213,264		Cigna Corp	8,957
72,212	*	Community Health Systems, Inc	1,260
7,737		Computer Programs & Systems, Inc	395
25,681	*,e	Conceptus, Inc	325
22,053	*	Conmed Corp	566
34,815		Cooper Cos, Inc	2,455
6,016	*	Corvel Corp	311
110,716	*	Coventry Health Care, Inc	3,362
374,197		Covidien plc	16,843
22,090	*	Cross Country Healthcare, Inc	123
27,223	*	CryoLife, Inc	131
19,734	*	Cyberonics, Inc	661
5,493	*	Cynosure, Inc (Class A)	65
71,147	*	DaVita, Inc	5,394
29,659	*,e	Delcath Systems, Inc	90
107,747		Dentsply International, Inc	3,770
51,238	*	DexCom, Inc	477
7,198	*	DynaVox, Inc	26
85,857	*	Edwards Lifesciences Corp	6,070
23,206	*,e	Emeritus Corp	406
34,017	*	Endologix, Inc	391
10,891		Ensign Group, Inc	267
4,100	*,e	ePocrates, Inc	32
4,898	*	Exactech, Inc	81
20,845	*	EXamWorks, Inc	198
368,220	*	Express Scripts, Inc	16,456
24,001	*	Five Star Quality Care, Inc	72
35,041	*	Gen-Probe, Inc	2,072
22,160	*	Gentiva Health Services, Inc	150
19,254	*	Greatbatch, Inc	426
18,549	*	Haemonetics Corp	1,136
25,502	*	Hanger Orthopedic Group, Inc	477
32,412	*,e	Hansen Medical, Inc	84
86,994	*	HCA Holdings, Inc	1,916
197,006	*	Health Management Associates, Inc (Class A)	1,452
69,494	*	Health Net, Inc	2,114
71,500	*	Healthsouth Corp	1,263
48,395	*	Healthspring, Inc	2,639
12,083	*	HealthStream, Inc	223
28,116	*	Healthways, Inc	193
9,160	*,e	HeartWare International, Inc	632
69,502	*	Henry Schein, Inc	4,478
49,054		Hill-Rom Holdings, Inc	1,653
62,121	*	HMS Holdings Corp	1,987
200,085	*	Hologic, Inc	3,503
126,179		Humana, Inc	11,055

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,095	*	ICU Medical, Inc	$409
43,803	*	Idexx Laboratories, Inc	3,371
34,069	*,e	Insulet Corp	642
16,250	*	Integra LifeSciences Holdings Corp	501
29,788	*	Intuitive Surgical, Inc	13,792
23,110		Invacare Corp	353
65,672	*	Inverness Medical Innovations, Inc	1,516
11,925	*	IPC The Hospitalist Co, Inc	545
12,955	*	IRIS International, Inc	121
8,260	*	Kensey Nash Corp	159
38,766	*	Kindred Healthcare, Inc	456
75,460	*	Laboratory Corp of America Holdings	6,487
8,629		Landauer, Inc	444
11,927	*	LHC Group, Inc	153
40,314	*	LifePoint Hospitals, Inc	1,498
72,282		Lincare Holdings, Inc	1,858
23,696	*	Magellan Health Services, Inc	1,172
24,243	*,e	MAKO Surgical Corp	611
38,810	*	Masimo Corp	725
191,202		McKesson Corp	14,897
33,286	*	MedAssets, Inc	308
302,273	*	Medco Health Solutions, Inc	16,897
9,627	*	Medical Action Industries, Inc	50
14,224	*	Medidata Solutions, Inc	309
805,576		Medtronic, Inc	30,812
38,200	*	Merge Healthcare, Inc	185
31,965		Meridian Bioscience, Inc	602
29,037	*	Merit Medical Systems, Inc	389
31,344	*	Metropolitan Health Networks, Inc	234
21,513	*	Molina Healthcare, Inc	480
9,533	*	MWI Veterinary Supply, Inc	633
6,756		National Healthcare Corp	283
19,956	*	Natus Medical, Inc	188
18,486	*	Neogen Corp	566
66,756	*	Neoprobe Corp	175
30,456	*	NuVasive, Inc	383
33,986	*	NxStage Medical, Inc	604
86,850		Omnicare, Inc	2,992
24,067	*	Omnicell, Inc	398
30,922	*	OraSure Technologies, Inc	282
14,876	*	Orthofix International NV	524
48,567		Owens & Minor, Inc	1,350
12,302	*	Palomar Medical Technologies, Inc	114
79,206		Patterson Cos, Inc	2,338
35,351	*	Pediatrix Medical Group, Inc	2,546
23,814	*	PharMerica Corp	361
8,598	*	Providence Service Corp	118
41,924	*	PSS World Medical, Inc	1,014
27,176	e	Quality Systems, Inc	1,005
118,730		Quest Diagnostics, Inc	6,893
21,781	*,e	Quidel Corp	330
23,354	*,e	RadNet, Inc	50

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

116,858	*	Resmed, Inc	$2,968
12,187	*,e	Rockwell Medical Technologies, Inc	103
38,631	*	RTI Biologics, Inc	172
34,640	*	Select Medical Holdings Corp	294
42,129	*	Sirona Dental Systems, Inc	1,855
15,881	*	Skilled Healthcare Group, Inc (Class A)	87
44,003	*	Solta Medical, Inc	138
12,040	*	SonoSite, Inc	648
21,581	*	Spectranetics Corp	156
249,528		St. Jude Medical, Inc	8,559
26,141	*	Staar Surgical Co	274
16,786	*,e	Stereotaxis, Inc	14
45,845		STERIS Corp	1,367
237,874		Stryker Corp	11,825
19,029	*	Sun Healthcare Group, Inc	74
40,216	*,e	Sunrise Senior Living, Inc	261
13,627	*	SurModics, Inc	200
47,188	*	SXC Health Solutions Corp	2,665
32,497	*	Symmetry Medical, Inc	260
16,509	*,e	Synergetics USA, Inc	122
9,221	*	Synovis Life Technologies, Inc	257
20,027	*	Team Health Holdings, Inc	442
30,710		Teleflex, Inc	1,882
367,275	*	Tenet Healthcare Corp	1,884
43,318	*	Thoratec Corp	1,454
7,882	*	Tornier BV	142
4,824	*	Transcend Services, Inc	114
14,800	*	Triple-S Management Corp (Class B)	296
37,485	*,e	Unilife Corp	117
819,406		UnitedHealth Group, Inc	41,528
23,233	*	Universal American Corp	295
69,358		Universal Health Services, Inc (Class B)	2,695
15,919	*,e	Uroplasty, Inc	68
8,422		US Physical Therapy, Inc	166
23,000	*	Vanguard Health Systems, Inc	235
87,360	*	Varian Medical Systems, Inc	5,864
12,709	*	Vascular Solutions, Inc	141
66,310	*	VCA Antech, Inc	1,310
39,957	*	Volcano Corp	951
32,075	*	WellCare Health Plans, Inc	1,684
263,264		WellPoint, Inc	17,442
26,348		West Pharmaceutical Services, Inc	1,000
28,863	*	Wright Medical Group, Inc	476
4,290		Young Innovations, Inc	127
1,700	*,e	Zeltiq Aesthetics, Inc	19
138,078	*	Zimmer Holdings, Inc	7,376
17,148	*	Zoll Medical Corp	1,083

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	457,609

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
327,248		Avon Products, Inc	$5,717
46,305	*	Central Garden and Pet Co (Class A)	385
106,968		Church & Dwight Co, Inc	4,895
100,687		Clorox Co	6,702
369,332		Colgate-Palmolive Co	34,123
17,426	*	Elizabeth Arden, Inc	645
52,776	*	Energizer Holdings, Inc	4,089
85,023		Estee Lauder Cos (Class A)	9,549
11,623	e	Female Health Co	52
7,067	*	Harbinger Group, Inc	28
91,346		Herbalife Ltd	4,720
12,258		Inter Parfums, Inc	191
297,029		Kimberly-Clark Corp	21,849
9,661	*,e	Medifast, Inc	133
5,868	*	Nature’s Sunshine Products, Inc	91
38,826		Nu Skin Enterprises, Inc (Class A)	1,886
8,067	*	Nutraceutical International Corp	91
3,981	e	Oil-Dri Corp of America	81
38,233	*	Prestige Brands Holdings, Inc	431
2,109,899		Procter & Gamble Co	140,751
9,587	*	Revlon, Inc (Class A)	143
9,325	*	Schiff Nutrition International, Inc	100
11,963	*	Spectrum Brands, Inc	328
6,878	*,e	USANA Health Sciences, Inc	209
11,364		WD-40 Co	459

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	237,648

INSURANCE - 3.6%
255,207		ACE Ltd	17,895
352,489		Aflac, Inc	15,249
4,966	*,e	Alleghany Corp	1,417
28,991		Allied World Assurance Co Holdings Ltd	1,824
396,548		Allstate Corp	10,869
46,461		American Equity Investment Life Holding Co	483
61,424		American Financial Group, Inc	2,266
335,080	*	American International Group, Inc	7,774
4,964		American National Insurance Co	363
7,468	*	American Safety Insurance Holdings Ltd	162
13,065	*	Amerisafe, Inc	304
17,807		Amtrust Financial Services, Inc	423
249,687		AON Corp	11,685
101,080	*	Arch Capital Group Ltd	3,763
21,131		Argo Group International Holdings Ltd	612
81,896		Arthur J. Gallagher & Co	2,739
54,260		Aspen Insurance Holdings Ltd	1,438
73,810		Assurant, Inc	3,031
141,003		Assured Guaranty Ltd	1,853
91,618		Axis Capital Holdings Ltd	2,928
4,897		Baldwin & Lyons, Inc (Class B)	107
1,326,528	*	Berkshire Hathaway, Inc (Class B)	101,214
84,688		Brown & Brown, Inc	1,916
220,762		Chubb Corp	15,281
108,469		Cincinnati Financial Corp	3,304
32,879	*,e	Citizens, Inc (Class A)	319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,762		CNA Financial Corp	$529
170,071	*,e	Conseco, Inc	1,073
14,025	e	Crawford & Co (Class B)	86
36,264		Delphi Financial Group, Inc (Class A)	1,606
9,364		Donegal Group, Inc (Class A)	133
17,698	*,e	eHealth, Inc	260
4,503		EMC Insurance Group, Inc	93
34,055		Employers Holdings, Inc	616
31,116		Endurance Specialty Holdings Ltd	1,190
4,920	*	Enstar Group Ltd	483
21,144		Erie Indemnity Co (Class A)	1,653
33,466		Everest Re Group Ltd	2,814
9,829		FBL Financial Group, Inc (Class A)	334
171,742		Fidelity National Title Group, Inc (Class A)	2,736
77,697		First American Financial Corp	984
40,236		Flagstone Reinsurance Holdings Ltd	334
364,848	*	Genworth Financial, Inc (Class A)	2,390
20,683	*	Greenlight Capital Re Ltd (Class A)	490
7,438	*	Hallmark Financial Services	52
32,699		Hanover Insurance Group, Inc	1,143
10,427		Harleysville Group, Inc	590
338,501		Hartford Financial Services Group, Inc	5,501
87,439		HCC Insurance Holdings, Inc	2,405
20,059	*	Hilltop Holdings, Inc	169
29,235		Horace Mann Educators Corp	401
5,411	e	Independence Holding Co	44
10,619		Infinity Property & Casualty Corp	603
2,078		Kansas City Life Insurance Co	68
39,343		Kemper Corp	1,149
233,947		Lincoln National Corp	4,543
237,462		Loews Corp	8,940
34,934		Maiden Holdings Ltd	306
7,078	*	Markel Corp	2,935
414,979		Marsh & McLennan Cos, Inc	13,122
69,338		Max Capital Group Ltd	1,638
100,530	*,e	MBIA, Inc	1,165
42,189		Meadowbrook Insurance Group, Inc	451
17,944		Mercury General Corp	819
621,472		Metlife, Inc	19,377
47,771		Montpelier Re Holdings Ltd	848
36,167	*	National Financial Partners Corp	489
9,917		National Interstate Corp	245
1,551		National Western Life Insurance Co (Class A)	211
8,338	*	Navigators Group, Inc	398
195,723		Old Republic International Corp	1,814
20,220		OneBeacon Insurance Group Ltd (Class A)	311
51,773		PartnerRe Ltd	3,324
98,653	*	Phoenix Cos, Inc	166
28,637		Platinum Underwriters Holdings Ltd	977
13,808		Presidential Life Corp	138
21,424		Primerica, Inc	498
243,784		Principal Financial Group	5,997

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,204		ProAssurance Corp	$1,772
477,045		Progressive Corp	9,307
65,519		Protective Life Corp	1,478
367,158		Prudential Financial, Inc	18,402
56,415		Reinsurance Group of America, Inc (Class A)	2,948
39,604		RenaissanceRe Holdings Ltd	2,945
12,489	e	RLI Corp	910
11,015		Safety Insurance Group, Inc	446
14,868		SeaBright Insurance Holdings, Inc	114
40,400		Selective Insurance Group, Inc	716
35,995		Stancorp Financial Group, Inc	1,323
9,480		State Auto Financial Corp	129
12,744		Stewart Information Services Corp	147
51,687		Symetra Financial Corp	469
79,519		Torchmark Corp	3,450
31,231		Tower Group, Inc	630
47,478		Transatlantic Holdings, Inc	2,598
316,878		Travelers Cos, Inc	18,750
12,914	*	United America Indemnity Ltd	256
17,338		United Fire & Casualty Co	350
10,064		Universal Insurance Holdings, Inc	36
234,134		UnumProvident Corp	4,933
58,995		Validus Holdings Ltd	1,858
84,224		W.R. Berkley Corp	2,896
5,268		White Mountains Insurance Group Ltd	2,389
236,648		XL Capital Ltd	4,679

		TOTAL INSURANCE	391,791

MATERIALS - 4.0%
24,943		A. Schulman, Inc	528
5,113	*	AEP Industries, Inc	144
159,479		Air Products & Chemicals, Inc	13,586
58,464		Airgas, Inc	4,565
84,458	e	AK Steel Holding Corp	698
69,587		Albemarle Corp	3,584
801,888		Alcoa, Inc	6,936
81,466	*	Allegheny Technologies, Inc	3,894
68,161	*	Allied Nevada Gold Corp	2,064
18,051		AMCOL International Corp	485
18,079		American Vanguard Corp	241
50,149		Aptargroup, Inc	2,616
60,252		Ashland, Inc	3,444
21,090		Balchem Corp	855
125,914		Ball Corp	4,495
80,502		Bemis Co, Inc	2,422
76,383		Boise, Inc	544
14,781	*	Brush Engineered Materials, Inc	359
31,123		Buckeye Technologies, Inc	1,041
50,868		Cabot Corp	1,635
45,612	*	Calgon Carbon Corp	717
33,678		Carpenter Technology Corp	1,734
11,808	*,e	Castle (A.M.) & Co	112

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

118,461		Celanese Corp (Series A)	$5,244
39,702	*	Century Aluminum Co	338
49,555		CF Industries Holdings, Inc	7,184
5,158		Chase Corp	72
73,547	*	Chemtura	834
21,602	*	Clearwater Paper Corp	769
110,374		Cleveland-Cliffs, Inc	6,882
64,083	*	Coeur d’Alene Mines Corp	1,547
86,134		Commercial Metals Co	1,191
25,270		Compass Minerals International, Inc	1,740
116,848	*	Crown Holdings, Inc	3,924
38,318		Cytec Industries, Inc	1,711
9,014		Deltic Timber Corp	544
31,420		Domtar Corp	2,512
889,490		Dow Chemical Co	25,581
699,853		Du Pont (E.I.) de Nemours & Co	32,038
33,735		Eagle Materials, Inc	866
108,038		Eastman Chemical Co	4,220
224,072		Ecolab, Inc	12,954
66,070	*	Ferro Corp	323
38,825	*,e	Flotek Industries, Inc	387
53,112		FMC Corp	4,570
717,022		Freeport-McMoRan Copper & Gold, Inc (Class B)	26,378
14,460		FutureFuel Corp	180
51,402	*,e	General Moly, Inc	159
25,535	*	Georgia Gulf Corp	498
35,119		Glatfelter	496
47,286		Globe Specialty Metals, Inc	633
21,606	e	Gold Resource Corp	459
9,348	*,e	Golden Minerals Co	54
196,126	*	Golden Star Resources Ltd	324
122,089	*	Graphic Packaging Holding Co	520
26,849		Greif, Inc (Class A)	1,223
36,079		H.B. Fuller Co	834
6,809	e	Hawkins, Inc	251
9,402		Haynes International, Inc	513
54,162	*	Headwaters, Inc	120
214,218	e	Hecla Mining Co	1,120
33,599	*	Horsehead Holding Corp	303
145,355		Huntsman Corp	1,454
16,427		Innophos Holdings, Inc	798
18,027	*	Innospec, Inc	506
59,727		International Flavors & Fragrances, Inc	3,131
330,657		International Paper Co	9,787
40,015	*	Intrepid Potash, Inc	906
65,101	*,e	Jaguar Mining, Inc	415
11,905	e	Kaiser Aluminum Corp	546
32,261	*	Kapstone Paper and Packaging Corp	508
4,800		KMG Chemicals, Inc	83
16,539		Koppers Holdings, Inc	568
24,388	*	Kraton Polymers LLC	495
14,288		Kronos Worldwide, Inc	258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,893	*	Landec Corp	$82
101,464	*	Louisiana-Pacific Corp	819
13,887	*	LSB Industries, Inc	389
237,032		LyondellBasell Industries AF S.C.A	7,701
34,945	e	Martin Marietta Materials, Inc	2,635
126,929		MeadWestvaco Corp	3,802
8,652	*	Metals USA Holdings Corp	97
60,363	*,e	Midway Gold Corp	127
14,800		Minerals Technologies, Inc	837
42,981	*,e	Molycorp, Inc	1,031
404,416		Monsanto Co	28,336
208,415		Mosaic Co	10,510
23,791		Myers Industries, Inc	294
11,726		Neenah Paper, Inc	262
6,813		NewMarket Corp	1,350
368,379		Newmont Mining Corp	22,105
16,993		Noranda Aluminium Holding Corp	140
240,123		Nucor Corp	9,502
63,038		Olin Corp	1,239
9,331		Olympic Steel, Inc	218
23,303	*	OM Group, Inc	522
32,453	*	Omnova Solutions, Inc	150
123,223	*	Owens-Illinois, Inc	2,388
79,420		Packaging Corp of America	2,005
90,889	*,e	Paramount Gold and Silver Corp	195
71,742		PolyOne Corp	829
119,875		PPG Industries, Inc	10,008
228,879		Praxair, Inc	24,467
9,804		Quaker Chemical Corp	381
55,860		Reliance Steel & Aluminum Co	2,720
18,123	*	Revett Minerals, Inc	86
52,434		Rock-Tenn Co (Class A)	3,025
52,353	*	Rockwood Holdings, Inc	2,061
41,544		Royal Gold, Inc	2,801
98,223		RPM International, Inc	2,411
23,200	*	RTI International Metals, Inc	538
16,575		Schnitzer Steel Industries, Inc (Class A)	701
13,962		Schweitzer-Mauduit International, Inc	928
34,625	e	Scotts Miracle-Gro Co (Class A)	1,617
143,206		Sealed Air Corp	2,465
30,735	*	Senomyx, Inc	107
38,347		Sensient Technologies Corp	1,453
67,242		Sherwin-Williams Co	6,003
90,851		Sigma-Aldrich Corp	5,675
37,804		Silgan Holdings, Inc	1,461
93,627	*	Solutia, Inc	1,618
76,188		Sonoco Products Co	2,511
130,301		Southern Copper Corp (NY)	3,932
25,932	*	Spartech Corp	123
165,292		Steel Dynamics, Inc	2,174
5,500		Stepan Co	441

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

78,944	*	Stillwater Mining Co	$826
10,000	*,e	SunCoke Energy, Inc	112
79,885		Temple-Inland, Inc	2,533
17,319		Texas Industries, Inc	533
10,121	*	Texas Petrochemicals, Inc	236
117,009	*	Thompson Creek Metals Co, Inc	814
65,998	e	Titanium Metals Corp	989
19,671		Tredegar Corp	437
1,357	*	United States Lime & Minerals, Inc	82
110,404	e	United States Steel Corp	2,921
4,623	*	Universal Stainless & Alloy	173
21,458	*	US Energy Corp Wyoming	62
79,913	*,e	US Gold Corp	269
73,237		Valspar Corp	2,854
11,300	*,e	Verso Paper Corp	11
52,408	*,e	Vista Gold Corp	161
98,368	e	Vulcan Materials Co	3,871
46,839		Walter Energy, Inc	2,837
37,679		Wausau Paper Corp	311
15,532		Westlake Chemical Corp	625
4,506	*	WHX Corp	45
46,555		Worthington Industries, Inc	763
56,274	*	WR Grace & Co	2,584
15,316		Zep, Inc	214
19,213	*,e	Zoltek Cos, Inc	146

		TOTAL MATERIALS	427,331

MEDIA - 3.2%
13,486		AH Belo Corp (Class A)	64
41,954	*	AMC Networks, Inc	1,577
20,466		Arbitron, Inc	704
72,008		Belo (A.H.) Corp (Class A)	454
167,818		Cablevision Systems Corp (Class A)	2,386
502,970		CBS Corp (Class B)	13,651
27,491	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	179
43,790	*	Charter Communications, Inc	2,493
70,211		Cinemark Holdings, Inc	1,298
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	352
2,081,008		Comcast Corp (Class A)	49,341
13,062	*,e	Crown Media Holdings, Inc (Class A)	16
17,373	*,e	Cumulus Media, Inc (Class A)	58
3,997	*,e	Dial Global, Inc	13
20,194	*	Digital Generation, Inc	241
537,483	*	DIRECTV	22,983
202,192	*	Discovery Communications, Inc (Class A)	8,284
153,317		DISH Network Corp (Class A)	4,366
54,653	*,e	DreamWorks Animation SKG, Inc (Class A)	907
18,269	*,e	Entercom Communications Corp (Class A)	112
38,482		Entravision Communications Corp (Class A)	60
21,197	*,e	EW Scripps Co (Class A)	170
5,404	*	Fisher Communications, Inc	156

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

184,081		Gannett Co, Inc	$2,461
8,856	*	Global Sources Ltd	43
37,922	*,e	Gray Television, Inc	61
33,505		Harte-Hanks, Inc	305
376,254		Interpublic Group of Cos, Inc	3,661
33,375		John Wiley & Sons, Inc (Class A)	1,482
42,642	*	Journal Communications, Inc (Class A)	188
23,300	*	Knology, Inc	331
43,505	*,e	Lamar Advertising Co (Class A)	1,196
207,281	*	Liberty Global, Inc (Class A)	8,505
86,481	*	Liberty Interactive LLC	6,750
29,608	*	Lin TV Corp (Class A)	125
40,329	*,e	Lions Gate Entertainment Corp	336
108,249	*,e	Live Nation, Inc	900
45,616	*	Madison Square Garden, Inc	1,306
29,313	e	Martha Stewart Living Omnimedia, Inc (Class A)	129
45,516	*,e	McClatchy Co (Class A)	109
230,598		McGraw-Hill Cos, Inc	10,370
19,518		MDC Partners, Inc	264
26,535	e	Meredith Corp	866
16,901		Morningstar, Inc	1,005
40,500		National CineMedia, Inc	502
104,815	*,e	New York Times Co (Class A)	810
1,738,349		News Corp (Class A)	31,012
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	62
213,171		Omnicom Group, Inc	9,503
11,051		Outdoor Channel Holdings, Inc	82
12,300	*,e	Pandora Media, Inc	123
7,422	*,e	ReachLocal, Inc	46
60,087	e	Regal Entertainment Group (Class A)	717
7,217	*	Rentrak Corp	103
2,741	*	Saga Communications, Inc	102
22,736		Scholastic Corp	681
69,106		Scripps Networks Interactive (Class A)	2,931
34,573		Sinclair Broadcast Group, Inc (Class A)	392
2,997,389	*,e	Sirius XM Radio, Inc	5,455
285,406	e	Thomson Corp	7,612
241,482		Time Warner Cable, Inc	15,351
757,403		Time Warner, Inc	27,373
38,340	*,e	Valassis Communications, Inc	737
418,070		Viacom, Inc (Class B)	18,985
242,160	e	Virgin Media, Inc	5,177
1,426,524		Walt Disney Co	53,495
3,529	e	Washington Post Co (Class B)	1,330
18,692	e	World Wrestling Entertainment, Inc (Class A)	174

		TOTAL MEDIA	333,013

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
1,175,415		Abbott Laboratories	66,094
30,051	*,e	Achillion Pharmaceuticals, Inc	229
29,951	*	Acorda Therapeutics, Inc	714
6,188	*,e	Acura Pharmaceuticals, Inc	22

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,695	*	Aegerion Pharmaceuticals, Inc	$95
30,064	*	Affymax, Inc	199
56,476	*	Affymetrix, Inc	231
264,050	*	Agilent Technologies, Inc	9,224
50,321	*	Akorn, Inc	560
17,349	*	Albany Molecular Research, Inc	51
138,256	*	Alexion Pharmaceuticals, Inc	9,885
4,887	*,e	Alimera Sciences, Inc	6
70,988	*	Alkermes PLC	1,232
230,440		Allergan, Inc	20,219
63,430	*	Allos Therapeutics, Inc	90
27,380	*	Alnylam Pharmaceuticals, Inc	223
16,995	*	AMAG Pharmaceuticals, Inc	321
668,075		Amgen, Inc	42,896
12,703	*,e	Amicus Therapeutics, Inc	44
15,482	*	Ampio Pharmaceuticals, Inc	66
96,782	*	Amylin Pharmaceuticals, Inc	1,101
12,511	*	Anthera Pharmaceuticals, Inc	77
12,961	*	Ardea Biosciences, Inc	218
148,696	*,e	Arena Pharmaceuticals, Inc	278
101,217	*	Ariad Pharmaceuticals, Inc	1,240
40,003	*	Arqule, Inc	226
33,623	*	Array Biopharma, Inc	73
44,629	*	Astex Pharmaceuticals	84
36,727	*	Auxilium Pharmaceuticals, Inc	732
96,279	*,e	AVANIR Pharmaceuticals, Inc	197
27,927	*,e	AVEO Pharmaceuticals, Inc	480
98,905	*,e	AVI BioPharma, Inc	74
22,254	*,e	BioCryst Pharmaceuticals, Inc	55
182,645	*	Biogen Idec, Inc	20,100
84,714	*,e	BioMarin Pharmaceuticals, Inc	2,912
8,360	*,e	BioMimetic Therapeutics, Inc	24
15,217	*	Bio-Rad Laboratories, Inc (Class A)	1,461
71,471	*,e	Biosante Pharmaceuticals, Inc	36
2,885	*	Biospecifics Technologies Corp	48
16,168	*,e	Biotime, Inc	94
1,286,596		Bristol-Myers Squibb Co	45,340
64,623	*	Bruker BioSciences Corp	803
28,637	*,e	Cadence Pharmaceuticals, Inc	113
20,927	*	Cambrex Corp	150
349,491	*	Celgene Corp	23,626
128,007	*,e	Cell Therapeutics, Inc	148
24,391	*,e	Celldex Therapeutics, Inc	63
45,716	*	Cepheid, Inc	1,573
39,385	*	Charles River Laboratories International, Inc	1,076
50,100	*,e	Chelsea Therapeutics International, Inc	257
17,313	*,e	Cleveland Biolabs, Inc	50
19,275	*	Codexis, Inc	102
56,439	*,e	Columbia Laboratories, Inc	141
51,595	*,e	Combinatorx, Inc	62
7,924	*,e	Complete Genomics, Inc	23
19,348	*,e	Corcept Therapeutics, Inc	66

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,072	*	Cornerstone Therapeutics, Inc	$28
46,271	*	Covance, Inc	2,116
45,663	*	Cubist Pharmaceuticals, Inc	1,809
47,886	*,e	Curis, Inc	224
47,980	*,e	Cytori Therapeutics, Inc	106
110,216	*,e	Dendreon Corp	838
40,825	*	Depomed, Inc	211
50,131	*	Durect Corp	59
18,782	*	Dusa Pharmaceuticals, Inc	82
69,074	*	Dyax Corp	94
88,678	*,e	Dynavax Technologies Corp	294
771,910		Eli Lilly & Co	32,081
16,293	*	Emergent Biosolutions, Inc	274
89,664	*	Endo Pharmaceuticals Holdings, Inc	3,096
11,335	*	Endocyte, Inc	43
18,855	*	Enzo Biochem, Inc	42
31,349	*,e	Enzon Pharmaceuticals, Inc	210
35,238	*	eResearch Technology, Inc	165
44,787	*	Exact Sciences Corp	364
97,774	*	Exelixis, Inc	463
4,820	*,e	Fluidigm Corp	63
206,110	*	Forest Laboratories, Inc	6,237
7,338	*	Furiex Pharmaceuticals Inc	123
11,423	*,e	Genomic Health, Inc	290
88,925	*,e	Geron Corp	132
592,986	*	Gilead Sciences, Inc	24,270
14,714	*,e	GTx, Inc	49
59,871	*,e	Halozyme Therapeutics, Inc	569
16,723	*	Harvard Bioscience, Inc	65
6,140	*	Hi-Tech Pharmacal Co, Inc	239
126,136	*	Hospira, Inc	3,831
144,582	*	Human Genome Sciences, Inc	1,068
41,403	*,e	Idenix Pharmaceuticals, Inc	308
93,634	*	Illumina, Inc	2,854
54,113	*,e	Immunogen, Inc	627
54,649	*,e	Immunomedics, Inc	182
49,816	*	Impax Laboratories, Inc	1,005
67,377	*,e	Incyte Corp	1,011
14,237	*,e	Infinity Pharmaceuticals, Inc	126
36,185	*	Inhibitex, Inc	396
19,213	*,e	Insmed, Inc	59
37,443	*	InterMune, Inc	472
38,336	*	Ironwood Pharmaceuticals, Inc	459
74,058	*	Isis Pharmaceuticals, Inc	534
19,803	*	ISTA Pharmaceuticals, Inc	140
16,809	*	Jazz Pharmaceuticals, Inc	649
2,077,274		Johnson & Johnson	136,228
53,997	*,e	Keryx Biopharmaceuticals, Inc	137
38,103	*,e	KV Pharmaceutical Co (Class A)	53
7,363	*	Lannett Co, Inc	33
154,334	*	Lexicon Pharmaceuticals, Inc	199
136,670	*	Life Technologies Corp	5,318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,627	*	Ligand Pharmaceuticals, Inc (Class B)	$174
31,134	*	Luminex Corp	661
55,893	*,e	MannKind Corp	140
16,568	*	MAP Pharmaceuticals, Inc	218
16,427	*	Maxygen, Inc	92
41,466	*	Medicines Co	773
47,245		Medicis Pharmaceutical Corp (Class A)	1,571
27,156	*	Medivation, Inc	1,252
5,876	*	Medtox Scientific, Inc	83
2,333,347		Merck & Co, Inc	87,967
25,691	*,e	Metabolix, Inc	117
24,299	*	Mettler-Toledo International, Inc	3,589
75,576	*,e	Micromet, Inc	543
34,069	*	Momenta Pharmaceuticals, Inc	592
332,461	*	Mylan Laboratories, Inc	7,135
65,398	*	Myriad Genetics, Inc	1,369
40,164	*	Nabi Biopharmaceuticals	76
87,448	*,e	Nektar Therapeutics	489
19,348	*,e	Neostem, Inc	10
37,513	*	Neurocrine Biosciences, Inc	319
69,550	*,e	Novavax, Inc	88
62,195	*	NPS Pharmaceuticals, Inc	410
15,169	*	Nymox Pharmaceutical Corp	125
12,855	*	Obagi Medical Products, Inc	131
7,745	*,e	OncoGenex Pharmaceutical, Inc	91
31,842	*,e	Oncothyreon, Inc	241
48,332	*	Onyx Pharmaceuticals, Inc	2,124
69,903	*,e	Opko Health, Inc	343
31,166	*,e	Optimer Pharmaceuticals, Inc	381
23,670	*,e	Orexigen Therapeutics, Inc	38
12,630	*,e	Osiris Therapeutics, Inc	68
26,111	*,e	Pacific Biosciences of California, Inc	73
24,948	*,e	Pain Therapeutics, Inc	95
26,028	*	Par Pharmaceutical Cos, Inc	852
46,620	*	Parexel International Corp	967
115,867	e	PDL BioPharma, Inc	718
39,629	*,e	Peregrine Pharmaceuticals, Inc	41
86,372		PerkinElmer, Inc	1,727
61,479		Perrigo Co	5,982
5,988,935		Pfizer, Inc	129,601
35,539	*,e	Pharmacyclics, Inc	527
57,030	*	Pharmasset, Inc	7,311
25,992	*,e	PharmAthene, Inc	33
15,548	*	Pozen, Inc	61
15,641	*	Progenics Pharmaceuticals, Inc	134
178,940	*,e	Qiagen N.V. (NASDAQ)	2,471
40,523	*	Questcor Pharmaceuticals, Inc	1,685
24,692	*,e	Raptor Pharmaceutical Corp	155
55,800	*,e	Regeneron Pharmaceuticals, Inc	3,093
52,596	*	Rigel Pharmaceuticals, Inc	415
5,222	*,e	Sagent Pharmaceuticals	110
44,827	*	Salix Pharmaceuticals Ltd	2,145

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

45,925	*,e	Sangamo Biosciences, Inc	$130
40,020	*	Santarus, Inc	132
60,281	*,e	Savient Pharmaceuticals, Inc	134
28,586	*	Sciclone Pharmaceuticals, Inc	123
72,220	*,e	Seattle Genetics, Inc	1,207
87,069	*,e	Sequenom, Inc	387
26,901	*,e	SIGA Technologies, Inc	68
47,540	*	Spectrum Pharmaceuticals, Inc	696
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	28
11,524	*,e	Synta Pharmaceuticals Corp	54
21,017	*	Targacept, Inc	117
27,021		Techne Corp	1,844
53,148	*,e	Theravance, Inc	1,175
289,600	*	Thermo Electron Corp	13,024
39,512	*	United Therapeutics Corp	1,867
26,661	*	Vanda Pharmaceuticals, Inc	127
156,727	*	Vertex Pharmaceuticals, Inc	5,205
44,579	*,e	Vical, Inc	197
60,661	*	Viropharma, Inc	1,662
62,291	*	Vivus, Inc	607
128,177	*	Warner Chilcott plc	1,939
70,145	*	Waters Corp	5,194
95,597	*	Watson Pharmaceuticals, Inc	5,768
22,676	*,e	Xenoport, Inc	86
54,772	*,e	ZIOPHARM Oncology, Inc	242

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	797,248

REAL ESTATE - 3.1%
30,272		Acadia Realty Trust	610
4,700	e	AG Mortgage Investment Trust	95
10,360	e	Agree Realty Corp	253
1,574		Alexander’s, Inc	582
46,674		Alexandria Real Estate Equities, Inc	3,219
345,824		AMB Property Corp	9,887
24,506		American Assets Trust,Inc	503
51,788		American Campus Communities, Inc	2,173
167,512		American Capital Agency Corp	4,704
714,434		Annaly Capital Management, Inc	11,403
96,360		Anworth Mortgage Asset Corp	605
90,448	e	Apartment Investment & Management Co (Class A)	2,072
13,700	e	Apollo Commercial Real Estate Finance, Inc	180
38,135	e	ARMOUR Residential REIT, Inc	269
36,163		Ashford Hospitality Trust, Inc	289
38,683	e	Associated Estates Realty Corp	617
70,799		AvalonBay Communities, Inc	9,246
7,072	*	Avatar Holdings, Inc	51
116,685	e	BioMed Realty Trust, Inc	2,110
110,472		Boston Properties, Inc	11,004
101,192	e	Brandywine Realty Trust	961
55,761	e	BRE Properties, Inc (Class A)	2,815
52,573		Camden Property Trust	3,272
23,300		Campus Crest Communities, Inc	234

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

54,804		Capital Lease Funding, Inc	$221
59,367	e	Capstead Mortgage Corp	739
113,740	e	CBL & Associates Properties, Inc	1,786
223,662	*	CBRE Group, Inc	3,403
41,738		Cedar Shopping Centers, Inc	180
10,703		Chatham Lodging Trust	115
24,872	e	Chesapeake Lodging Trust	385
757,920		Chimera Investment Corp	1,902
39,627		Cogdell Spencer, Inc	168
66,987		Colonial Properties Trust	1,397
25,359	e	Colony Financial, Inc	398
4,977		Consolidated-Tomoka Land Co	135
15,000		Coresite Realty	267
54,562	e	Corporate Office Properties Trust	1,160
67,154	e	Cousins Properties, Inc	430
44,020		CreXus Investment Corp	457
82,463		CubeSmart	877
69,256	e	CYS Investments, Inc	910
189,300	e	DCT Industrial Trust, Inc	969
156,133		DDR Corp	1,900
131,313	e	DiamondRock Hospitality Co	1,266
72,895	e	Digital Realty Trust, Inc	4,860
94,119		Douglas Emmett, Inc	1,717
192,154		Duke Realty Corp	2,315
45,206	e	DuPont Fabros Technology, Inc	1,095
31,087	e	Dynex Capital, Inc	284
20,779		EastGroup Properties, Inc	903
56,527		Education Realty Trust, Inc	578
35,904	e	Entertainment Properties Trust	1,569
19,332		Equity Lifestyle Properties, Inc	1,289
40,925		Equity One, Inc	695
223,532		Equity Residential	12,749
24,154		Essex Property Trust, Inc	3,394
11,724	e	Excel Trust, Inc	141
71,827		Extra Space Storage, Inc	1,740
46,443		Federal Realty Investment Trust	4,215
102,427	*,e	FelCor Lodging Trust, Inc	312
62,210	*	First Industrial Realty Trust, Inc	636
38,591	e	First Potomac Realty Trust	504
104,902	*,e	Forest City Enterprises, Inc (Class A)	1,240
29,389	*	Forestar Real Estate Group, Inc	445
56,329	e	Franklin Street Properties Corp	560
431,127		General Growth Properties, Inc	6,476
18,098	e	Getty Realty Corp	252
6,667	e	Gladstone Commercial Corp	117
82,965		Glimcher Realty Trust	763
24,781		Government Properties Income Trust	559
56,136	e	Hatteras Financial Corp	1,480
309,882		HCP, Inc	12,839
139,312		Health Care REIT, Inc	7,597
55,374		Healthcare Realty Trust, Inc	1,029
104,583		Hersha Hospitality Trust	510

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

54,288	e	Highwoods Properties, Inc	$1,611
36,266		Home Properties, Inc	2,088
94,278		Hospitality Properties Trust	2,167
524,013		Host Marriott Corp	7,740
16,459	*	Howard Hughes Corp	727
55,294		HRPT Properties Trust	920
14,600	e	Hudson Pacific Properties	207
64,150	e	Inland Real Estate Corp	488
80,500		Invesco Mortgage Capital, Inc	1,131
61,579	e	Investors Real Estate Trust	449
71,105	*,e	iStar Financial, Inc	376
32,173		Jones Lang LaSalle, Inc	1,971
16,390	e	Kennedy-Wilson Holdings, Inc	173
45,316		Kilroy Realty Corp	1,725
312,567	e	Kimco Realty Corp	5,076
35,097		Kite Realty Group Trust	158
65,968		LaSalle Hotel Properties	1,597
87,513	e	Lexington Corporate Properties Trust	655
88,122	e	Liberty Property Trust	2,721
21,755		LTC Properties, Inc	671
99,256		Macerich Co	5,022
67,066		Mack-Cali Realty Corp	1,790
37,179	*	Maguire Properties, Inc	74
86,187		Medical Properties Trust, Inc	851
267,655		MFA Mortgage Investments, Inc	1,799
27,705		Mid-America Apartment Communities, Inc	1,733
14,218	e	Mission West Properties, Inc	128
20,723		Monmouth Real Estate Investment Corp (Class A)	190
20,485	e	National Health Investors, Inc	901
79,211		National Retail Properties, Inc	2,090
50,379	e	Newcastle Investment Corp	234
63,283	e	NorthStar Realty Finance Corp	302
32,022	e	NRDC Acquisition Corp	379
76,065	e	Omega Healthcare Investors, Inc	1,472
6,398	e	One Liberty Properties, Inc	106
16,523		Parkway Properties, Inc	163
36,600	e	Pebblebrook Hotel Trust	702
46,426		Pennsylvania Real Estate Investment Trust	485
21,080		Pennymac Mortgage Investment Trust	350
130,905	e	Piedmont Office Realty Trust, Inc	2,231
120,633		Plum Creek Timber Co, Inc	4,410
38,129		Post Properties, Inc	1,667
30,874		Potlatch Corp	960
13,382		PS Business Parks, Inc	742
106,468		Public Storage, Inc	14,317
21,923	e	RAIT Investment Trust	104
29,459		Ramco-Gershenson Properties	290
92,230		Rayonier, Inc	4,116
95,037	e	Realty Income Corp	3,322
60,300	e	Redwood Trust, Inc	614
69,743		Regency Centers Corp	2,624
48,367	e	Resource Capital Corp	271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,274	e	RLJ Lodging Trust	$341
19,029		Sabra Healthcare REIT, Inc	230
6,582		Saul Centers, Inc	233
120,382		Senior Housing Properties Trust	2,701
222,237		Simon Property Group, Inc	28,656
66,937		SL Green Realty Corp	4,461
21,282		Sovran Self Storage, Inc	908
49,920	*,e	St. Joe Co	732
12,552	e	STAG Industrial, Inc	144
72,400		Starwood Property Trust, Inc	1,340
134,064	*	Strategic Hotels & Resorts, Inc	720
16,200		Summit Hotel Properties, Inc	153
16,244	e	Sun Communities, Inc	593
89,758	*,e	Sunstone Hotel Investors, Inc	732
64,882	e	Tanger Factory Outlet Centers, Inc	1,902
42,522		Taubman Centers, Inc	2,641
11,747	*	Tejon Ranch Co	288
6,500		Terreno Realty Corp	98
106,189		Two Harbors Investment Corp	981
162,214		UDR, Inc	4,072
6,794		UMH Properties, Inc	63
10,285	e	Universal Health Realty Income Trust	401
19,529		Urstadt Biddle Properties, Inc (Class A)	353
191,957		Ventas, Inc	10,583
139,893		Vornado Realty Trust	10,752
49,089		Washington Real Estate Investment Trust	1,343
92,487		Weingarten Realty Investors	2,018
407,759	e	Weyerhaeuser Co	7,613
6,173	e	Whitestone REIT	73
24,416		Winthrop Realty Trust	248

		TOTAL REAL ESTATE	331,545

RETAILING - 3.8%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	32
34,292	*	99 Cents Only Stores	753
61,275		Aaron’s, Inc	1,635
67,299		Abercrombie & Fitch Co (Class A)	3,287
57,625		Advance Auto Parts, Inc	4,012
61,843	*	Aeropostale, Inc	943
274,960	*	Amazon.com, Inc	47,596
149,222		American Eagle Outfitters, Inc	2,282
6,968	*	America’s Car-Mart, Inc	273
39,729	*	Ann Taylor Stores Corp	984
19,614	*	Asbury Automotive Group, Inc	423
10,900	*	Audiovox Corp (Class A)	92
31,301	*,e	Autonation, Inc	1,154
20,083	*	Autozone, Inc	6,526
23,047	*,e	Barnes & Noble, Inc	334
23,033	e	Bebe Stores, Inc	192
188,717	*	Bed Bath & Beyond, Inc	10,940
225,182		Best Buy Co, Inc	5,263
15,894		Big 5 Sporting Goods Corp	166

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

54,783	*	Big Lots, Inc	$2,069
8,066	*,e	Blue Nile, Inc	330
8,762	*	Body Central Corp	219
9,116	e	Bon-Ton Stores, Inc	31
32,106	e	Brown Shoe Co, Inc	286
19,480	e	Buckle, Inc	796
10,668	*	Build-A-Bear Workshop, Inc	90
31,259	*	Cabela’s, Inc	795
168,507	*	Carmax, Inc	5,136
32,976	*	Casual Male Retail Group, Inc	113
21,208		Cato Corp (Class A)	513
88,714	*	Charming Shoppes, Inc	435
136,364		Chico’s FAS, Inc	1,519
20,820	*,e	Children’s Place Retail Stores, Inc	1,106
27,159		Christopher & Banks Corp	64
12,866	*	Citi Trends, Inc	113
46,768	*,e	Coldwater Creek, Inc	55
48,995	*	Collective Brands, Inc	704
12,208	*	Conn’s, Inc	136
8,334		Core-Mark Holding Co, Inc	330
14,401	*,e	Cost Plus, Inc	140
7,524		Destination Maternity Corp	126
72,153		Dick’s Sporting Goods, Inc	2,661
25,912	e	Dillard’s, Inc (Class A)	1,163
74,326	*	Dollar General Corp	3,058
91,848	*	Dollar Tree, Inc	7,633
16,500		DSW, Inc (Class A)	729
71,992		Expedia, Inc	2,089
41,844	*	Express Parent LLC	834
91,780		Family Dollar Stores, Inc	5,292
39,004		Finish Line, Inc (Class A)	752
118,869		Foot Locker, Inc	2,834
7,500	*,e	Francesca’s Holdings Corp	130
29,664		Fred’s, Inc (Class A)	433
108,324	*,e	GameStop Corp (Class A)	2,614
266,695		Gap, Inc	4,947
18,687	*	Genesco, Inc	1,154
118,350		Genuine Parts Co	7,244
16,735	*	GNC Holdings, Inc	484
3,931	*	Gordmans Stores, Inc	49
16,517	e	Group 1 Automotive, Inc	856
30,800	*,e	Groupon, Inc	635
47,951		Guess?, Inc	1,430
16,062		Haverty Furniture Cos, Inc	176
13,509	*,e	HHgregg, Inc	195
20,590	*	Hibbett Sports, Inc	930
1,211,531		Home Depot, Inc	50,934
6,500	*,e	HomeAway, Inc	151
36,184		Hot Topic, Inc	239
30,139		HSN, Inc	1,093
126,540		JC Penney Co, Inc	4,448
19,864	*,e	JOS A Bank Clothiers, Inc	969

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,001	*	Kirkland’s, Inc	$173
192,304		Kohl’s Corp	9,490
453,658	*	Liberty Media Holding Corp (Interactive A)	7,356
188,193		Limited Brands, Inc	7,594
20,412		Lithia Motors, Inc (Class A)	446
110,420	*	LKQ Corp	3,321
985,152		Lowe’s Companies, Inc	25,004
16,815	*	Lumber Liquidators, Inc	297
321,128		Macy’s, Inc	10,334
16,477	*	MarineMax, Inc	107
1,300	*	Mattress Firm Holding Corp	30
35,909		Men’s Wearhouse, Inc	1,164
22,581		Monro Muffler, Inc	876
39,734	*	NetFlix, Inc	2,753
13,306	*,e	New York & Co, Inc	35
124,877		Nordstrom, Inc	6,208
20,499	e	Nutri/System, Inc	265
212,310	*	Office Depot, Inc	456
64,982	*,e	OfficeMax, Inc	295
23,547	*	Orbitz Worldwide, Inc	89
1,271	*	Orchard Supply Hardware Stores Corp	4
98,156	*	O’Reilly Automotive, Inc	7,848
11,517	*,e	Overstock.com, Inc	90
47,625	*,e	Pacific Sunwear Of California, Inc	81
30,900		Penske Auto Group, Inc	595
37,199		PEP Boys - Manny Moe & Jack	409
6,350	e	PetMed Express, Inc	66
86,299		Petsmart, Inc	4,426
81,262	*	Pier 1 Imports, Inc	1,132
37,423	*	Priceline.com, Inc	17,503
78,808		RadioShack Corp	765
48,714		Rent-A-Center, Inc	1,802
177,252		Ross Stores, Inc	8,425
11,225	*,e	Rue21, Inc	242
88,313	*,e	Saks, Inc	861
72,533	*	Sally Beauty Holdings, Inc	1,533
28,136	*,e	Sears Holdings Corp	894
36,072	*	Select Comfort Corp	782
6,965	*	Shoe Carnival, Inc	179
22,139	*	Shutterfly, Inc	504
65,800		Signet Jewelers Ltd	2,893
27,187	e	Sonic Automotive, Inc (Class A)	403
3,181	*	Sourceforge, Inc	54
30,798		Stage Stores, Inc	428
539,841		Staples, Inc	7,498
17,973	*	Stein Mart, Inc	122
9,938	*	Systemax, Inc	163
54,244	*,e	Talbots, Inc	144
521,499		Target Corp	26,710
5,400	*,e	Teavana Holdings, Inc	101
97,585		Tiffany & Co	6,466
291,314		TJX Companies, Inc	18,804

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

54,506		Tractor Supply Co	$3,824
71,992	*	TripAdvisor, Inc	1,815
21,617	*	Tuesday Morning Corp	75
34,631	*	Ulta Salon Cosmetics & Fragrance, Inc	2,248
90,986	*	Urban Outfitters, Inc	2,508
9,604	*	US Auto Parts Network, Inc	42
31,872	*,e	Valuevision International, Inc (Class A)	60
19,111	*	Vitamin Shoppe, Inc	762
11,292	*	West Marine, Inc	131
73,584	*	Wet Seal, Inc (Class A)	240
80,479		Williams-Sonoma, Inc	3,098
1,945		Winmark Corp	112
24,636	*,e	Zale Corp	94
17,544	*,e	Zumiez, Inc	487

		TOTAL RETAILING	411,865

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
25,828	*	Advanced Analogic Technologies, Inc	149
29,482	*	Advanced Energy Industries, Inc	316
466,383	*	Advanced Micro Devices, Inc	2,518
11,245	*	Alpha & Omega Semiconductor Lt	82
244,350		Altera Corp	9,065
86,945	*,e	Amkor Technology, Inc	379
7,247	*	Amtech Systems, Inc	62
47,982	*,e	Anadigics, Inc	105
226,802		Analog Devices, Inc	8,115
989,600		Applied Materials, Inc	10,599
51,846	*	Applied Micro Circuits Corp	348
351,660	*	Atmel Corp	2,848
24,963	*	ATMI, Inc	500
141,941		Avago Technologies Ltd	4,096
61,290	*	Axcelis Technologies, Inc	82
23,951	*	AXT, Inc	100
404,673		Broadcom Corp (Class A)	11,881
52,087		Brooks Automation, Inc	535
17,924	*	Cabot Microelectronics Corp	847
36,515	*	Cavium Networks, Inc	1,038
18,075	*,e	Ceva, Inc	547
50,384	*	Cirrus Logic, Inc	799
15,857		Cohu, Inc	180
80,481	*	Cree, Inc	1,774
23,525	*	Cymer, Inc	1,171
128,589	*	Cypress Semiconductor Corp	2,172
28,713	*	Diodes, Inc	612
21,955	*	DSP Group, Inc	114
105,554	*	Entegris, Inc	921
59,143	*,e	Entropic Communications, Inc	302
25,111	*	Exar Corp	163
95,996	*	Fairchild Semiconductor International, Inc	1,156
44,208	*,e	First Solar, Inc	1,492
34,973	*	Formfactor, Inc	177
31,290	*,e	Freescale Semiconductor Holdings Ltd	396

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,025	*	FSI International, Inc	$44
13,134	*	GSI Technology, Inc	61
94,807	*,e	GT Solar International, Inc	686
22,180	*	Hittite Microwave Corp	1,095
15,509	*,e	Inphi Corp	185
110,719	*	Integrated Device Technology, Inc	605
19,660	*	Integrated Silicon Solution, Inc	180
4,018,845		Intel Corp	97,456
2,200	*	Intermolecular, Inc	19
54,670	*	International Rectifier Corp	1,062
94,162		Intersil Corp (Class A)	983
16,725	*	IXYS Corp	181
128,607		Kla-Tencor Corp	6,205
50,517	*	Kopin Corp	196
53,200	*	Kulicke & Soffa Industries, Inc	492
94,102	*	Lam Research Corp	3,484
90,159	*	Lattice Semiconductor Corp	536
172,947		Linear Technology Corp	5,194
463,465	*	LSI Logic Corp	2,758
37,527	*	LTX-Credence Corp	201
378,552	*	Marvell Technology Group Ltd	5,243
226,036		Maxim Integrated Products, Inc	5,886
12,640	*	MaxLinear, Inc	60
172,909	*,e	MEMC Electronic Materials, Inc	681
40,439		Micrel, Inc	409
144,577	e	Microchip Technology, Inc	5,296
661,530	*	Micron Technology, Inc	4,161
65,939	*	Microsemi Corp	1,104
24,281	*	Mindspeed Technologies, Inc	111
39,820	*	MIPS Technologies, Inc	178
38,788		MKS Instruments, Inc	1,079
21,310	*	Monolithic Power Systems, Inc	321
20,301	*,e	MoSys, Inc	85
13,765	*	Nanometrics, Inc	254
52,264	*	Netlogic Microsystems, Inc	2,591
52,784	*	Novellus Systems, Inc	2,179
3,184	*,e	NVE Corp	177
452,420	*	Nvidia Corp	6,271
42,750	*	Omnivision Technologies, Inc	523
334,921	*	ON Semiconductor Corp	2,586
17,237	*,e	PDF Solutions, Inc	120
19,298	*	Pericom Semiconductor Corp	147
46,544	*	Photronics, Inc	283
26,715	*	PLX Technology, Inc	77
173,538	*	PMC - Sierra, Inc	956
22,028	e	Power Integrations, Inc	730
74,010	*	Rambus, Inc	559
209,504	*	RF Micro Devices, Inc	1,131
11,027	*,e	Rubicon Technology, Inc	104
20,900	*	Rudolph Technologies, Inc	194
50,038	*	Semtech Corp	1,242
27,850	*	Sigma Designs, Inc	167

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

56,384	*	Silicon Image, Inc	$265
32,688	*,e	Silicon Laboratories, Inc	1,419
143,829	*	Skyworks Solutions, Inc	2,333
38,295	*	Spansion, Inc	317
18,903	*	Standard Microsystems Corp	487
21,697	*	STR Holdings, Inc	179
69,345	*,e	SunPower Corp	432
8,595	*	Supertex, Inc	162
138,239	*	Teradyne, Inc	1,884
36,930	*	Tessera Technologies, Inc	619
877,245		Texas Instruments, Inc	25,536
121,131	*	Triquint Semiconductor, Inc	590
17,159	*	Ultra Clean Holdings	105
18,851	*	Ultratech, Inc	463
31,233	*,e	Veeco Instruments, Inc	650
18,190	*	Volterra Semiconductor Corp	466
199,973		Xilinx, Inc	6,411

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	274,487

SOFTWARE & SERVICES - 9.0%
38,595	*	Accelrys, Inc	259
485,564		Accenture plc	25,847
27,282	*	ACI Worldwide, Inc	781
9,202	*,e	Active Network, Inc	125
323,808		Activision Blizzard, Inc	3,989
40,528	*	Actuate Corp	237
62,110	*	Acxiom Corp	758
381,125	*	Adobe Systems, Inc	10,774
24,736	*	Advent Software, Inc	603
143,070	*	Akamai Technologies, Inc	4,618
39,116	*	Alliance Data Systems Corp	4,062
138,680	*	Amdocs Ltd	3,957
15,720		American Software, Inc (Class A)	149
23,866	*,e	Ancestry.com, Inc	548
8,000	*	Angie’s List, Inc	129
70,574	*	Ansys, Inc	4,042
80,190	*,e	AOL, Inc	1,211
74,946	*	Ariba, Inc	2,104
63,576	*	Aspen Technology, Inc	1,103
173,236	*	Autodesk, Inc	5,254
378,100		Automatic Data Processing, Inc	20,421
17,200	*,e	Bankrate, Inc	370
35,258		Blackbaud, Inc	977
135,036	*	BMC Software, Inc	4,426
16,977	*	Booz Allen Hamilton Holding Co	293
24,349	*	Bottomline Technologies, Inc	564
90,770		Broadridge Financial Solutions, Inc	2,047
16,789	*,e	BroadSoft, Inc	507
288,789		CA, Inc	5,838
23,036	*	CACI International, Inc (Class A)	1,288
201,713	*	Cadence Design Systems, Inc	2,098
23,561	*,e	Callidus Software, Inc	151
32,719	*	Cardtronics, Inc	885

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,040		Cass Information Systems, Inc	$256
52,926	*	Ciber, Inc	204
142,733	*	Citrix Systems, Inc	8,667
10,743	*,m	Clinical Data, Inc	10
229,932	*	Cognizant Technology Solutions Corp (Class A)	14,787
33,451	*	Commvault Systems, Inc	1,429
116,063		Computer Sciences Corp	2,751
11,045	*	Computer Task Group, Inc	156
173,306	*	Compuware Corp	1,442
24,577	*	comScore, Inc	521
34,178	*,e	Concur Technologies, Inc	1,736
21,930	*,e	Constant Contact, Inc	509
80,273	*	Convergys Corp	1,025
9,530	*	Convio, Inc	105
8,741	*,e	Cornerstone OnDemand, Inc	159
28,626	*	CSG Systems International, Inc	421
30,663	*	DealerTrack Holdings, Inc	836
13,498	*	Deltek, Inc	133
6,000	*,e	Demand Media, Inc	40
25,056	*	DemandTec, Inc	330
37,330	*	Dice Holdings, Inc	309
29,296	*	Digital River, Inc	440
5,437	*	DMRC Corp	130
27,367		DST Systems, Inc	1,246
7,224	*	Dynamics Research Corp	82
82,942		Earthlink, Inc	534
869,111	*	eBay, Inc	26,361
23,473	e	Ebix, Inc	519
7,871	*,e	Echo Global Logistics, Inc	127
250,141	*	Electronic Arts, Inc	5,153
15,051	*	Envestnet, Inc	180
25,591		EPIQ Systems, Inc	308
2,603	*	ePlus, Inc	74
35,741	*	Equinix, Inc	3,624
36,402	*	Euronet Worldwide, Inc	673
13,663	*	ExlService Holdings, Inc	306
34,865		Factset Research Systems, Inc	3,043
30,409		Fair Isaac Corp	1,090
22,225	*	FalconStor Software, Inc	57
197,402		Fidelity National Information Services, Inc	5,249
74,050	*	First American Corp	957
108,079	*	Fiserv, Inc	6,349
11,158	*	FleetCor Technologies, Inc	333
11,266	*	Forrester Research, Inc	382
86,075	*	Fortinet, Inc	1,877
74,422	*	Gartner, Inc	2,588
96,351	*	Genpact Ltd	1,440
19,206	*,e,m	Gerber Scientific, Inc	0	^
38,913	*	Global Cash Access, Inc	173
60,916		Global Payments, Inc	2,886
49,882	*,e	Glu Mobile, Inc	157
190,772	*	Google, Inc (Class A)	123,221

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,927	*	Guidance Software, Inc	$64
30,102	*	Hackett Group, Inc	113
28,656		Heartland Payment Systems, Inc	698
23,633	*,e	Higher One Holdings, Inc	436
58,809		IAC/InterActiveCorp	2,505
23,666	*,e	iGate Corp	372
3,700	*	Imperva, Inc	129
80,970	*	Informatica Corp	2,990
23,086	*	Infospace, Inc	254
9,285	*	Interactive Intelligence, Inc	213
34,783	*	Internap Network Services Corp	207
916,701		International Business Machines Corp	168,563
226,527		Intuit, Inc	11,914
34,679	e	j2 Global, Inc	976
64,463		Jack Henry & Associates, Inc	2,167
32,026	*	JDA Software Group, Inc	1,037
20,173	*	Kenexa Corp	539
10,875		Keynote Systems, Inc	223
27,331	*,e	KIT Digital, Inc	231
19,259	*	Knot, Inc	161
68,025		Lender Processing Services, Inc	1,025
50,961	*,e	Limelight Networks, Inc	151
6,825	*,e	LinkedIn Corp	430
44,720	*	Lionbridge Technologies	102
14,351	*	Liquidity Services, Inc	530
40,701	*	Liveperson, Inc	511
15,508	*	LogMeIn, Inc	598
12,620	*	LoopNet, Inc	231
51,504	*	Magma Design Automation, Inc	370
15,963	*,e	Manhattan Associates, Inc	646
18,418		Mantech International Corp (Class A)	575
16,386	e	Marchex, Inc (Class B)	102
81,137		Mastercard, Inc (Class A)	30,249
25,522		MAXIMUS, Inc	1,055
73,403	*	Mentor Graphics Corp	995
60,589	*	Micros Systems, Inc	2,822
5,623,524		Microsoft Corp	145,988
6,006	*	MicroStrategy, Inc (Class A)	651
33,165		ModusLink Global Solutions, Inc	179
7,866	*	MoneyGram International, Inc	140
27,277	*	Monotype Imaging Holdings, Inc	425
95,930	*	Monster Worldwide, Inc	761
27,889	*,e	Motricity, Inc	25
29,335	*	Move, Inc	185
7,188	*	NCI, Inc (Class A)	84
28,739	*	Netscout Systems, Inc	506
20,451	*	NetSuite, Inc	829
55,861	*	NeuStar, Inc (Class A)	1,909
48,579	*	NIC, Inc	647
178,400	*	Nuance Communications, Inc	4,489
17,950	*,e	OpenTable, Inc	702
63,876	*	Openwave Systems, Inc	101

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,138		Opnet Technologies, Inc	$408
2,903,317		Oracle Corp	74,471
90,859	*	Parametric Technology Corp	1,659
243,091		Paychex, Inc	7,319
12,459	e	Pegasystems, Inc	366
20,679	*	Perficient, Inc	207
14,513	*	PRG-Schultz International, Inc	86
50,287	*	Progress Software Corp	973
14,689	*	PROS Holdings, Inc	219
3,320	*	QAD, Inc (Class A)	35
53,768	*	QLIK Technologies, Inc	1,301
47,293	*	Quest Software, Inc	880
20,643	*	QuinStreet, Inc	193
77,245	*	Rackspace Hosting, Inc	3,322
18,038		RealNetworks, Inc	135
22,836	*	RealPage, Inc	577
145,439	*	Red Hat, Inc	6,005
7,378	*	Responsys, Inc	66
17,574	*	RightNow Technologies, Inc	751
8,173	*,e	Rosetta Stone, Inc	62
85,331	*	Rovi Corp	2,097
41,988	*	S1 Corp	402
18,173	*	Saba Software, Inc	143
211,037	*	SAIC, Inc	2,594
100,810	*	Salesforce.com, Inc	10,228
83,759		Sapient Corp	1,055
9,258	*	Sciquest, Inc	132
21,571	*	Seachange International, Inc	152
7,451	*,e	ServiceSource International LLC	117
20,806	*,e	Smith Micro Software, Inc	24
43,415	*	SolarWinds, Inc	1,213
53,861		Solera Holdings, Inc	2,399
20,938	*,e	Sourcefire, Inc	678
6,377	*	SPS Commerce, Inc	165
8,406	*	SRS Labs, Inc	48
19,523	*	SS&C Technologies Holdings, Inc	353
12,380	*	Stamps.com, Inc	323
60,325	*	SuccessFactors, Inc	2,405
32,388	*	SupportSoft, Inc	73
570,729	*	Symantec Corp	8,932
20,217	*	Synchronoss Technologies, Inc	611
111,101	*	Synopsys, Inc	3,022
11,726		Syntel, Inc	548
24,737	*	TA Indigo Holding Corp	154
54,620	*	Take-Two Interactive Software, Inc	740
30,543	*	Taleo Corp (Class A)	1,182
6,100	*	Tangoe, Inc	94
4,323	*	TechTarget, Inc	25
29,873	*	TeleCommunication Systems, Inc (Class A)	70
12,644	*	TeleNav, Inc	99
19,317	*,e	TeleTech Holdings, Inc	313
128,452	*	Teradata Corp	6,231

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

48,928	*,e	THQ, Inc	$37
124,754	*	TIBCO Software, Inc	2,983
92,801	*	TiVo, Inc	832
19,243	*	TNS, Inc	341
121,982		Total System Services, Inc	2,386
4,369	*,e	Travelzoo, Inc	107
27,050	*,e	Tyler Technologies, Inc	814
19,182	*	Ultimate Software Group, Inc	1,249
32,818	*	Unisys Corp	647
61,183		United Online, Inc	333
62,276	*	Valueclick, Inc	1,014
19,828	*	Vasco Data Security International	129
76,311	*	VeriFone Systems, Inc	2,711
14,384	*	Verint Systems, Inc	396
127,769		VeriSign, Inc	4,564
29,764	*,e	VirnetX Holding Corp	743
11,849	*	Virtusa Corp	172
395,597		Visa, Inc (Class A)	40,165
33,510	*,e	VistaPrint Ltd	1,025
63,347	*	VMware, Inc (Class A)	5,270
11,624	*	Vocus, Inc	257
60,808	*,e	Wave Systems Corp	132
46,090	*,e	WebMD Health Corp (Class A)	1,731
29,640	*	Websense, Inc	555
22,635	*,e	Website Pros, Inc	259
478,647		Western Union Co	8,740
29,100	*	Wright Express Corp	1,580
989,958	*	Yahoo!, Inc	15,968
3,100	*,e	Zillow, Inc	70
47,197	*	Zix Corp	133

		TOTAL SOFTWARE & SERVICES	968,605

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
32,404	*,e	3D Systems Corp	467
41,025	*	Acme Packet, Inc	1,268
49,633		Adtran, Inc	1,497
18,766	*	Agilysys, Inc	149
133,451		Amphenol Corp (Class A)	6,057
14,600	*	Anaren, Inc	243
21,570	*	Anixter International, Inc	1,286
699,416	*	Apple, Inc	283,263
94,272	*	Arris Group, Inc	1,020
89,079	*	Arrow Electronics, Inc	3,332
65,293	*,e	Aruba Networks, Inc	1,209
24,879	*	Avid Technology, Inc	212
115,335	*	Avnet, Inc	3,586
34,410		AVX Corp	439
15,077	*	AX Holding Corp	154
7,316		Bel Fuse, Inc (Class B)	137
29,704	*	Benchmark Electronics, Inc	400
13,787		Black Box Corp	387
32,159	*	Blue Coat Systems, Inc	818

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,312	*,e	Bookham, Inc	$85
53,964	*	Brightpoint, Inc	581
362,901	*	Brocade Communications Systems, Inc	1,883
28,887	*	Calix Networks, Inc	187
30,668	*	Checkpoint Systems, Inc	336
70,799	*,e	Ciena Corp	857
4,168,440		Cisco Systems, Inc	75,366
32,766		Cognex Corp	1,173
19,403	*	Coherent, Inc	1,014
5,175		Communications Systems, Inc	73
22,382		Comtech Telecommunications Corp	641
1,187,054		Corning, Inc	15,409
22,453	*	Cray, Inc	145
23,637		CTS Corp	217
22,322		Daktronics, Inc	214
10,171		DDi Corp	95
1,231,693	*	Dell, Inc	18,020
47,853		Diebold, Inc	1,439
18,652	*	Digi International, Inc	208
41,327	*	Dolby Laboratories, Inc (Class A)	1,261
44,988	*	Dot Hill Systems Corp	60
15,044	*	DTS, Inc	410
24,998	*,e	Echelon Corp	122
28,785	*	EchoStar Corp (Class A)	603
11,677		Electro Rent Corp	200
17,062	*	Electro Scientific Industries, Inc	247
39,428	*	Electronics for Imaging, Inc	562
12,190	*,e	eMagin Corp	45
1,551,021	*	EMC Corp	33,409
35,109	*,e	EMCORE Corp	30
65,177	*	Emulex Corp	447
89,895	*	Extreme Networks, Inc	262
61,700	*	F5 Networks, Inc	6,548
15,539	*,e	Fabrinet	213
12,851	*	FARO Technologies, Inc	591
29,895	*	FEI Co	1,219
65,242	*	Finisar Corp	1,092
118,407		Flir Systems, Inc	2,968
12,700	*,e	Fusion-io, Inc	307
14,375	*	Globecomm Systems, Inc	197
20,123	*	GSI Group, Inc	206
85,574	*	Harmonic, Inc	431
94,007		Harris Corp	3,388
42,057	*	Harris Stratex Networks, Inc (Class A)	77
1,502,129		Hewlett-Packard Co	38,695
21,588	*	Imation Corp	124
18,659	*	Immersion Corp	97
88,583	*,e	Infinera Corp	556
116,956	*	Ingram Micro, Inc (Class A)	2,127
34,716	*	Insight Enterprises, Inc	531
32,759	e	InterDigital, Inc	1,427
45,111	*	Intermec, Inc	309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,156	*	Intevac, Inc	$105
7,800	*	InvenSense, Inc	78
21,046	*	IPG Photonics Corp	713
31,091	*	Itron, Inc	1,112
29,634	*	Ixia	311
147,311		Jabil Circuit, Inc	2,896
165,013	*	JDS Uniphase Corp	1,723
401,021	*	Juniper Networks, Inc	8,185
33,781	*	Kemet Corp	238
10,929	*	KVH Industries, Inc	85
12,911	*	LeCroy Corp	109
60,595		Lexmark International, Inc (Class A)	2,004
17,104		Littelfuse, Inc	735
8,072	*	Loral Space & Communications, Inc	524
22,942	*,e	Maxwell Technologies, Inc	373
11,532	*	Measurement Specialties, Inc	322
23,128	*	Mercury Computer Systems, Inc	307
8,476	*,e	Meru Networks, Inc	35
28,385		Methode Electronics, Inc	235
60,310	*,e	Microvision, Inc	22
103,296	e	Molex, Inc	2,465
194,156	*	Motorola Mobility Holdings, Inc	7,533
228,165		Motorola, Inc	10,562
13,932		MTS Systems Corp	568
9,079	*	Multi-Fineline Electronix, Inc	187
69,482		National Instruments Corp	1,803
122,276	*	NCR Corp	2,013
6,600	*,e	NeoPhotonics Corp Ltd	30
277,187	*	NetApp, Inc	10,054
28,803	*	Netgear, Inc	967
27,910	*	Newport Corp	380
26,247	*	Novatel Wireless, Inc	82
7,509	*	Numerex Corp	62
38,785	*,e	OCZ Technology Group, Inc	256
15,398	*	Oplink Communications, Inc	254
39,024	*	OpNext, Inc	32
28,044	*	Orbcomm, Inc	84
14,702	*	OSI Systems, Inc	717
18,452		Park Electrochemical Corp	473
6,868		PC Connection, Inc	76
37,039		Plantronics, Inc	1,320
27,845	*	Plexus Corp	762
135,032	*	Polycom, Inc	2,201
53,353	*,e	Power-One, Inc	209
18,766	*,e	Powerwave Technologies, Inc	39
8,810	*	Procera Networks, Inc	137
79,841	*	QLogic Corp	1,198
1,265,234		Qualcomm, Inc	69,208
171,155	*	Quantum Corp	411
25,143	*,e	Rackable Systems, Inc	288
15,185	*	Radisys Corp	77
29,852	*,e	RealD, Inc	237

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,626		Richardson Electronics Ltd	$143
7,282		Rimage Corp	82
117,498	*,e	Riverbed Technology, Inc	2,761
21,664	*	Rofin-Sinar Technologies, Inc	495
12,342	*	Rogers Corp	455
180,113	*	SanDisk Corp	8,863
61,646	*	Sanmina-SCI Corp	574
22,159	*	Scansource, Inc	798
28,820	*	SCM Microsystems, Inc	64
31,292	*	ShoreTel, Inc	200
165,491	*	Sonus Networks, Inc	397
20,704	*	STEC, Inc	178
15,369	*,e	Stratasys, Inc	467
20,839	*	Super Micro Computer, Inc	327
14,861	*	Sycamore Networks, Inc	266
35,188	*	Symmetricom, Inc	190
26,694	*,e	Synaptics, Inc	805
16,588	*	SYNNEX Corp	505
35,560	*	Tech Data Corp	1,757
38,313		Technitrol, Inc	107
50,795	*	Tekelec	555
277,614		Tellabs, Inc	1,122
94,008	*	Trimble Navigation Ltd	4,080
41,884	*	TTM Technologies, Inc	459
2,000	*,e	Ubiquiti Networks, Inc	36
29,474	*,e	Universal Display Corp	1,081
27,617	*	Viasat, Inc	1,274
3,408	*	Viasystems Group, Inc	58
119,020	*	Vishay Intertechnology, Inc	1,070
9,508	*	Vishay Precision Group, Inc	152
40,762	*	Westell Technologies, Inc	90
175,363	*	Western Digital Corp	5,427
1,063,212		Xerox Corp	8,463
25,096	*	X-Rite, Inc	116
23,047		Xyratex Ltd	307
41,665	*	Zebra Technologies Corp (Class A)	1,491
12,959	*	Zygo Corp	229

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	702,869

TELECOMMUNICATION SERVICES - 2.8%
46,463	*,e	8x8, Inc	147
16,682	*	AboveNet, Inc	1,084
39,332	e	Alaska Communications Systems Group, Inc	118
299,404	*	American Tower Corp (Class A)	17,968
4,487,920		AT&T, Inc	135,716
7,918		Atlantic Tele-Network, Inc	309
20,132	*,e	Cbeyond Communications, Inc	161
462,109		CenturyTel, Inc	17,190
168,115	*	Cincinnati Bell, Inc	509
136,103	*	Clearwire Corp (Class A)	264
35,274	*	Cogent Communications Group, Inc	596
20,626		Consolidated Communications Holdings, Inc	393

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

219,871	*	Crown Castle International Corp	$9,851
16,551	*,e	Fairpoint Communications, Inc	72
762,890	e	Frontier Communications Corp	3,929
38,028	*	General Communication, Inc (Class A)	372
55,768	*,e	Globalstar, Inc	30
10,686		HickoryTech Corp	118
10,513		IDT Corp (Class B)	99
24,433	*	inContact, Inc	108
33,317	*,e	Iridium Communications, Inc	257
46,753	*	Leap Wireless International, Inc	434
111,700	*	Level 3 Communications, Inc	1,898
11,759	*	Lumos Networks Corp	180
212,720	*	MetroPCS Communications, Inc	1,846
25,073	*	Neutral Tandem, Inc	268
128,973	*	NII Holdings, Inc (Class B)	2,747
11,759		NTELOS Holdings Corp	240
46,371	*	Premiere Global Services, Inc	393
86,257	*	SBA Communications Corp (Class A)	3,706
18,151		Shenandoah Telecom Co	190
2,271,081	*	Sprint Nextel Corp	5,314
11,067		SureWest Communications	133
65,013	e	Telephone & Data Systems, Inc	1,683
26,456	*,e	Towerstream Corp	56
108,826	*	tw telecom inc (Class A)	2,109
5,129	*	US Cellular Corp	224
18,421		USA Mobility, Inc	255
2,138,494		Verizon Communications, Inc	85,796
95,787	*	Vonage Holdings Corp	235
419,935		Windstream Corp	4,930

		TOTAL TELECOMMUNICATION SERVICES	301,928

TRANSPORTATION - 1.9%
44,655	*	Air Transport Services Group, Inc	211
27,508	*	Alaska Air Group, Inc	2,066
30,756		Alexander & Baldwin, Inc	1,255
9,924		Allegiant Travel Co	529
6,973	*	Amerco, Inc	616
19,331		Arkansas Best Corp	373
19,165	*	Atlas Air Worldwide Holdings, Inc	737
79,295	*	Avis Budget Group, Inc	850
12,726	e	Baltic Trading Ltd	60
16,346		Celadon Group, Inc	193
125,392		CH Robinson Worldwide, Inc	8,750
40,201		Con-Way, Inc	1,172
23,678		Copa Holdings S.A. (Class A)	1,389
834,193		CSX Corp	17,568
644,364	*	Delta Air Lines, Inc	5,213
22,195	*	Dollar Thrifty Automotive Group, Inc	1,559
51,764	*,e	Eagle Bulk Shipping, Inc	49
26,769	*,e	Excel Maritime Carriers Ltd	39
162,491		Expeditors International Washington, Inc	6,656
239,546		FedEx Corp	20,004

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,919		Forward Air Corp	$735
20,776	*,e	Genco Shipping & Trading Ltd	140
29,936	*	Genesee & Wyoming, Inc (Class A)	1,814
40,654	*	Hawaiian Holdings, Inc	236
38,365		Heartland Express, Inc	548
183,917	*	Hertz Global Holdings, Inc	2,156
28,105	*	Hub Group, Inc (Class A)	911
4,290		International Shipholding Corp	80
70,799		J.B. Hunt Transport Services, Inc	3,191
181,414	*	JetBlue Airways Corp	943
82,727	*	Kansas City Southern Industries, Inc	5,626
39,152	*	Kirby Corp	2,579
42,524		Knight Transportation, Inc	665
34,523		Landstar System, Inc	1,654
10,239		Marten Transport Ltd	184
265,397		Norfolk Southern Corp	19,338
36,263	*	Old Dominion Freight Line	1,470
31,042	*	Pacer International, Inc	166
6,136	*	Park-Ohio Holdings Corp	109
3,411	*	Patriot Transportation Holding, Inc	74
11,331	*	Quality Distribution, Inc	127
16,300	*	RailAmerica, Inc	243
40,702	*,e	Republic Airways Holdings, Inc	140
8,012	*	Roadrunner Transportation Services Holdings, Inc	113
39,335		Ryder System, Inc	2,090
9,635	*	Saia, Inc	120
40,260		Skywest, Inc	507
598,461		Southwest Airlines Co	5,123
12,178	*,e	Spirit Airlines, Inc	190
60,697	*	Swift Transportation Co, Inc	500
254,115	*	UAL Corp	4,795
18,066	*,e	Ultrapetrol Bahamas Ltd	54
370,994		Union Pacific Corp	39,304
554,538		United Parcel Service, Inc (Class B)	40,587
3,884		Universal Truckload Services, Inc	70
126,271	*,e	US Airways Group, Inc	640
81,226		UTI Worldwide, Inc	1,079
33,067		Werner Enterprises, Inc	797
15,800	*	Wesco Aircraft Holdings, Inc	221
7,765	*,e	Zipcar, Inc	104

		TOTAL TRANSPORTATION	208,712

UTILITIES - 3.9%
502,487	*	AES Corp	5,950
89,215		AGL Resources, Inc	3,770
24,428		Allete, Inc	1,025
81,807		Alliant Energy Corp	3,609
183,716		Ameren Corp	6,087
362,712		American Electric Power Co, Inc	14,984
16,487		American States Water Co	575
131,951		American Water Works Co, Inc	4,205
104,679		Aqua America, Inc	2,308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,909		Artesian Resources Corp	$92
85,946	e	Atlantic Power Corp	1,229
69,174		Atmos Energy Corp	2,307
43,026		Avista Corp	1,108
29,085		Black Hills Corp	977
8,402	*,e	Cadiz, Inc	81
35,650		California Water Service Group	651
291,009	*	Calpine Corp	4,752
321,488		Centerpoint Energy, Inc	6,459
10,819		Central Vermont Public Service Corp	380
13,300		CH Energy Group, Inc	776
8,826		Chesapeake Utilities Corp	383
45,284		Cleco Corp	1,725
188,036		CMS Energy Corp	4,152
6,221		Connecticut Water Service, Inc	169
220,183		Consolidated Edison, Inc	13,657
10,306	e	Consolidated Water Co, Inc	88
142,412		Constellation Energy Group, Inc	5,649
435,837		Dominion Resources, Inc	23,133
127,357		DTE Energy Co	6,935
1,006,612		Duke Energy Corp	22,144
75,150	*,e	Dynegy, Inc (Class A)	208
245,806		Edison International	10,176
34,619		El Paso Electric Co	1,199
35,476		Empire District Electric Co	748
134,820		Entergy Corp	9,849
501,378		Exelon Corp	21,745
317,277		FirstEnergy Corp	14,055
10,513	*	Genie Energy Ltd	83
104,313		Great Plains Energy, Inc	2,272
73,366		Hawaiian Electric Industries, Inc	1,943
34,349		Idacorp, Inc	1,457
59,780		Integrys Energy Group, Inc	3,239
37,881		ITC Holdings Corp	2,874
18,300		Laclede Group, Inc	741
144,690		MDU Resources Group, Inc	3,105
16,000		MGE Energy, Inc	748
9,765		Middlesex Water Co	182
58,843		National Fuel Gas Co	3,270
31,721		New Jersey Resources Corp	1,561
317,782		NextEra Energy, Inc	19,347
208,593		NiSource, Inc	4,967
134,366		Northeast Utilities	4,847
18,551		Northwest Natural Gas Co	889
27,832		NorthWestern Corp	996
184,642	*	NRG Energy, Inc	3,346
76,892		NSTAR	3,611
176,210		NV Energy, Inc	2,881
75,923		OGE Energy Corp	4,306
81,923		Oneok, Inc	7,101
13,917	e	Ormat Technologies, Inc	251
29,407		Otter Tail Corp	648

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

3,531		Pennichuck Corp	$102
168,153		Pepco Holdings, Inc	3,414
299,242		PG&E Corp	12,335
56,255		Piedmont Natural Gas Co, Inc	1,912
81,375		Pinnacle West Capital Corp	3,921
64,221		PNM Resources, Inc	1,171
58,032		Portland General Electric Co	1,468
436,957		PPL Corp	12,855
222,068		Progress Energy, Inc	12,440
380,899		Public Service Enterprise Group, Inc	12,573
135,152		Questar Corp	2,684
582,024	*	RRI Energy, Inc	1,519
87,177		SCANA Corp	3,928
178,686		Sempra Energy	9,828
10,436		SJW Corp	247
22,925		South Jersey Industries, Inc	1,302
643,005		Southern Co	29,764
34,400		Southwest Gas Corp	1,462
163,004		TECO Energy, Inc	3,120
85,402		UGI Corp	2,511
38,476	e	UIL Holdings Corp	1,361
27,775		Unisource Energy Corp	1,025
11,594		Unitil Corp	329
62,527		Vectren Corp	1,890
86,960		Westar Energy, Inc	2,503
38,842		WGL Holdings, Inc	1,718
175,600		Wisconsin Energy Corp	6,139
360,957		Xcel Energy, Inc	9,977
9,006		York Water Co	159

		TOTAL UTILITIES	415,662

		TOTAL COMMON STOCKS	10,638,975

		(Cost $8,820,613)

PREFERRED STOCKS - 0.0%

RETAILING - 0.0%

1,271	*	Orchard Supply Hardware Stores Corp	5

		TOTAL RETAILING	5

		TOTAL PREFERRED STOCKS	5

		(Cost $14)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
8,193	e,m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

		TOTAL RIGHTS / WARRANTS	0	^

		(Cost $0)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 0.1%
$ 7,000,000		Federal Home Loan Bank (FHLB)	0.009%	02/24/12	$7,000

		TOTAL GOVERNMENT AGENCY DEBT			7,000

TREASURY DEBT - 0.3%
13,500,000		United States Treasury Bill	0.020	04/19/12	13,499
1,950,000		United States Treasury Bill	0.020	05/03/12	1,950
13,100,000		United States Treasury Bill	0.038	06/14/12	13,097

		TOTAL TREASURY DEBT			28,546

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
		TIAA-CREF Short Term Lending Portfolio of the State
256,854,199	a,c	Street Navigator Securities Lending Trust			256,854

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			256,854

		TOTAL SHORT-TERM INVESTMENTS			292,400

		(Cost $292,400)
		TOTAL INVESTMENTS - 102.3%			10,931,380
		(Cost $9,113,027)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%			(239,628)

		NET ASSETS - 100.0%			$10,691,752

		Abbreviation(s):

ADR		American Depositary Receipt
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depository Receipts

*		Non-income producing.
^		Amount represents less than $1,000.
a		Affiliated holding.
c		Investments made with cash collateral received from securites on loan.
d		All or a portion of those securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $248,864,000.
m		Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$ 4,950,000	i	TransDigm, Inc	4.000%	02/14/17	$4,904

		TOTAL CAPITAL GOODS			4,904

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,828,454	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,819
5,085,392	i	Fresenius US Finance I, Inc	3.500	09/10/14	5,060

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,879

		TOTAL BANK LOAN OBLIGATIONS			11,783

		(Cost $11,864)

BONDS - 98.5%

CORPORATE BONDS - 27.0%

AUTOMOBILES & COMPONENTS - 0.1%
4,500,000		Ford Motor Co	7.450	07/16/31	5,400
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,608

		TOTAL AUTOMOBILES & COMPONENTS			10,008

BANKS - 5.2%
5,480,000	g	Akbank TAS	5.125	07/22/15	5,316
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	4,253
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	3,960
4,500,000	g	Banco Bradesco S.A.	4.125	05/16/16	4,538
5,395,000	g	Banco de Bogota S.A.	5.000	01/15/17	5,438
7,580,000	g	Banco de Credito del Peru	4.750	03/16/16	7,561
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,360
5,000,000	g	Banco do Brasil S.A.	5.875	01/26/22	5,005
4,400,000	g,i	Banco Santander Chile	1.659	04/20/12	4,401
4,905,000		BanColombia S.A.	5.950	06/03/21	4,923
3,555,000		Bank of America Corp	4.875	01/15/13	3,569
16,040,000		Bank of America Corp	3.625	03/17/16	14,785
14,800,000		Bank of America Corp	3.750	07/12/16	13,704
18,550,000		Bank of America Corp	5.300	03/15/17	16,730
8,525,000		Bank of America Corp	6.000	09/01/17	8,326
5,725,000		Bank of America Corp	5.750	12/01/17	5,407
3,150,000		Bank of America Corp	5.000	05/13/21	2,869
5,700,000		Bank of New York Mellon Corp	4.300	05/15/14	6,116
10,000,000		Bank of New York Mellon Corp	2.300	07/28/16	10,031
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,702

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 19,400,000	g	Bank of Nova Scotia	1.450%	07/26/13	$19,625
37,700,000	g	Bank of Nova Scotia	1.650	10/29/15	37,654
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	39,779
6,000,000		BB&T Corp	3.850	07/27/27	6,098
3,750,000		Capital One Bank USA NA	8.800	07/15/19	4,290
5,000,000		Capital One Capital V	8.875	05/15/40	5,189
4,400,000		Capital One Financial Corp	3.150	07/15/16	4,419
8,075,000		Citigroup, Inc	6.000	12/13/13	8,356
12,640,000		Citigroup, Inc	5.000	09/15/14	12,510
6,000,000		Citigroup, Inc	4.750	05/19/15	6,077
29,300,000		Citigroup, Inc	3.953	06/15/16	29,200
4,525,000		Citigroup, Inc	6.125	05/15/18	4,816
11,406,000		Citigroup, Inc	5.375	08/09/20	11,728
7,575,000		Citigroup, Inc	6.875	03/05/38	8,322
3,825,000		Citigroup, Inc	8.125	07/15/39	4,683
45,000,000	g	Depfa ACS Bank	5.125	03/16/37	32,170
3,500,000		Deutsche Bank AG	3.875	08/18/14	3,560
5,980,000		Discover Bank	7.000	04/15/20	6,257
4,700,000		First Horizon National Corp	5.375	12/15/15	4,758
3,500,000		Golden West Financial Corp	4.750	10/01/12	3,594
4,600,000	g	HSBC Bank plc	3.500	06/28/15	4,637
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,253
7,000,000		HSBC Bank USA NA	4.625	04/01/14	7,153
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,758
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,073
4,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	4,015
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,736
25,495,000		JPMorgan Chase & Co	3.150	07/05/16	25,614
26,500,000		JPMorgan Chase & Co	4.350	08/15/21	26,763
3,025,000		JPMorgan Chase & Co	5.500	10/15/40	3,135
12,375,000		JPMorgan Chase & Co	5.400	01/06/42	12,914
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	3,998
12,750,000		Northern Trust Corp	4.625	05/01/14	13,714
8,000,000		PNC Funding Corp	5.125	02/08/20	9,040
4,500,000	g	Shinhan Bank	4.125	10/04/16	4,531
6,350,000		State Street Corp	4.300	05/30/14	6,796
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,457
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	26,151
4,500,000	g	Turkiye Garanti Bankasi AS.	6.250	04/20/21	4,286
4,500,000	g	Turkiye Is Bankasi	5.100	02/01/16	4,365
2,000,000		Union Bank of California NA	5.950	05/11/16	2,164
5,000,000		US Bancorp	4.950	10/30/14	5,434
1,925,000		USB Capital XIII Trust	6.625	12/15/39	1,956
8,275,000		Wachovia Bank NA	4.800	11/01/14	8,695
3,605,000		Wachovia Bank NA	4.875	02/01/15	3,820
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,145
5,000,000		Wachovia Corp	4.875	02/15/14	5,215
3,000,000		Wells Fargo & Co	4.375	01/31/13	3,101
18,075,000		Wells Fargo & Co	2.625	12/15/16	18,064
10,650,000		Wells Fargo Bank NA	4.750	02/09/15	11,111
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,766
3,000,000		Zions Bancorporation	7.750	09/23/14	3,181

		TOTAL BANKS			634,120

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CAPITAL GOODS - 0.6%
$ 1,500,000		Black & Decker Corp	8.950%	04/15/14	$1,732
8,000,000		Caterpillar, Inc	1.375	05/27/14	8,093
5,200,000		Caterpillar, Inc	5.200	05/27/41	6,229
4,175,000	g	China Liansu Group Holdings Ltd	7.875	05/13/16	3,465
3,800,000		CRH America, Inc	4.125	01/15/16	3,794
5,000,000		Danaher Corp	1.300	06/23/14	5,073
4,150,000		Danaher Corp	2.300	06/23/16	4,313
4,000,000		Emerson Electric Co	4.500	05/01/13	4,183
4,500,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	4,028
3,300,000		General Electric Co	5.250	12/06/17	3,788
3,515,000		Goodrich Corp	6.125	03/01/19	4,275
1,500,000		Goodrich Corp	4.875	03/01/20	1,711
4,500,000	g	Hyva Global BV	8.625	03/24/16	3,713
3,300,000	g	Illinois Tool Works, Inc	4.875	09/15/41	3,755
1,500,000		Kennametal, Inc	7.200	06/15/12	1,540
9,250,000		Lockheed Martin Corp	3.350	09/15/21	9,202
4,245,000	g	Myriad International Holding BV	6.375	07/28/17	4,521
3,040,000	g	Sigma Alimentos S.A.	5.625	04/14/18	3,101
2,000,000		SPX Corp	6.875	09/01/17	2,160
3,050,000		Tyco International Finance S.A.	6.000	11/15/13	3,304
2,190,000		Tyco International Finance S.A.	4.125	10/15/14	2,334

		TOTAL CAPITAL GOODS			84,314

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
5,200,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	5,403
1,750,000		Corrections Corp of America	7.750	06/01/17	1,899
3,220,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	3,269
10,290,000		Republic Services, Inc	3.800	05/15/18	10,659
5,810,000		Republic Services, Inc	6.200	03/01/40	7,024
3,270,000	g	VIP Finance Ireland Ltd	6.493	02/02/16	3,062
7,150,000		Waste Management, Inc	2.600	09/01/16	7,257
9,040,000		Waste Management, Inc	6.125	11/30/39	11,088

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			49,661

CONSUMER DURABLES & APPAREL - 0.1%
4,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	4,744
3,000,000		Hanesbrands, Inc	8.000	12/15/16	3,263
3,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	3,255
5,600,000		Whirlpool Corp	8.000	05/01/12	5,725
2,075,000		Xerox Corp	4.500	05/15/21	2,103

		TOTAL CONSUMER DURABLES & APPAREL			19,090

CONSUMER SERVICES - 0.2%
2,000,000		DineEquity, Inc	9.500	10/30/18	2,148
648,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	604
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,175
3,500,000	g	Transnet Ltd	4.500	02/10/16	3,545
6,375,000		Walt Disney Co	4.500	12/15/13	6,862
9,000,000		Walt Disney Co	0.875	12/01/14	9,042

		TOTAL CONSUMER SERVICES			24,376

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

DIVERSIFIED FINANCIALS - 4.1%
$ 7,750,000		Abbey National Treasury Services plc	4.000%	04/27/16	$6,953
8,875,000		American Express Co	8.125	05/20/19	11,474
7,700,000		American Express Credit Corp	2.800	09/19/16	7,738
3,550,000		Ameriprise Financial, Inc	5.300	03/15/20	3,820
4,500,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	4,517
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,476
8,067,000	g	Banque PSA Finance	3.375	04/04/14	7,781
3,750,000		Barclays Bank plc	5.200	07/10/14	3,866
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,243
7,250,000		BlackRock, Inc	3.500	12/10/14	7,742
7,000,000		BlackRock, Inc	4.250	05/24/21	7,318
3,200,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	3,280
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	5,120
3,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	3,233
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,486
6,850,000		Credit Suisse	5.000	05/15/13	7,027
8,250,000		Credit Suisse	5.500	05/01/14	8,575
4,725,000		Credit Suisse	5.400	01/14/20	4,456
3,275,000		Credit Suisse	4.375	08/05/20	3,211
3,000,000		Credit Suisse USA, Inc	4.875	01/15/15	3,134
4,664,000		Eaton Vance Corp	6.500	10/02/17	5,234
2,000,000		Ford Motor Credit Co LLC	7.500	08/01/12	2,064
5,792,000		Ford Motor Credit Co LLC	5.875	08/02/21	6,036
2,100,000		General Electric Capital Corp	2.800	01/08/13	2,140
11,950,000		General Electric Capital Corp	1.875	09/16/13	12,097
14,425,000		General Electric Capital Corp	5.500	06/04/14	15,681
9,850,000		General Electric Capital Corp	2.950	05/09/16	10,131
3,755,000		General Electric Capital Corp	3.350	10/17/16	3,910
8,600,000		General Electric Capital Corp	5.300	02/11/21	9,193
17,765,000		General Electric Capital Corp	4.650	10/17/21	18,541
5,000,000		General Electric Capital Corp	6.150	08/07/37	5,469
375,000		General Electric Capital Corp	6.875	01/10/39	449
4,900,000	i	Goldman Sachs Capital II	5.793	12/30/49	3,014
3,250,000		Goldman Sachs Group, Inc	5.450	11/01/12	3,305
9,700,000		Goldman Sachs Group, Inc	4.750	07/15/13	9,828
14,202,000		Goldman Sachs Group, Inc	3.625	02/07/16	13,722
4,000,000		Goldman Sachs Group, Inc	6.150	04/01/18	4,128
4,975,000		Goldman Sachs Group, Inc	7.500	02/15/19	5,494
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,038
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	2,885
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	10,056
5,500,000	g	Harley-Davidson Financial Services, Inc	3.875	03/15/16	5,698
8,465,000		HSBC Finance Corp	4.750	07/15/13	8,644
9,599,000		HSBC Finance Corp	6.676	01/15/21	9,929
1,440,000	g	Hyundai Capital America	3.750	04/06/16	1,436
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,836
5,590,000	g	ICICI Bank Ltd	5.500	03/25/15	5,591
4,500,000	g	ICICI Bank Ltd	4.750	11/25/16	4,276
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,834
2,325,000		International Lease Finance Corp	8.625	09/15/15	2,383
13,450,000		International Lease Finance Corp	5.750	05/15/16	12,475
3,200,000		International Lease Finance Corp	6.250	05/15/19	2,956

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 4,500,000	g	Inversiones CMPC S.A.	4.750%	01/19/18	$4,695
8,500,000		Jefferies Group, Inc	5.125	04/13/18	7,480
1,450,000		Jefferies Group, Inc	6.250	01/15/36	1,186
7,440,000		John Deere Capital Corp	2.250	06/07/16	7,643
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	0	^
9,070,000	g	Lukoil International Finance BV	6.125	11/09/20	8,889
4,500,000	g	Majapahit Holding BV	7.875	06/29/37	5,254
4,000,000		MBNA Corp	6.125	03/01/13	4,016
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	4,860
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	4,527
9,075,000		Merrill Lynch & Co, Inc	6.875	04/25/18	8,947
14,775,000		Morgan Stanley	6.000	05/13/14	14,920
9,150,000		Morgan Stanley	2.875	07/28/14	8,617
3,925,000		Morgan Stanley	6.000	04/28/15	3,932
8,350,000		Morgan Stanley	5.375	10/15/15	8,159
9,250,000		Morgan Stanley	3.800	04/29/16	8,522
9,125,000		Morgan Stanley	5.450	01/09/17	8,785
4,775,000		Morgan Stanley	5.950	12/28/17	4,549
4,975,000		Morgan Stanley	7.300	05/13/19	5,067
3,415,000		Morgan Stanley	5.625	09/23/19	3,163
10,000,000		Morgan Stanley	5.750	01/25/21	9,328
16,900,000		Morgan Stanley	5.500	07/28/21	15,627
3,500,000		NASDAQ OMX Group, Inc	4.000	01/15/15	3,586
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,689
3,415,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	3,458
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,407
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,467
3,750,000		Nomura Holdings, Inc	4.125	01/19/16	3,660
4,500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	4,815
2,250,000	g	Odebrecht Finance Ltd	6.000	04/05/23	2,256
4,500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	4,627
7,000,000		Rabobank Nederland NV	2.125	10/13/15	6,859
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	5,733
5,645,000	g	RCI Banque S.A.	3.400	04/11/14	5,506
40,000,000	g	Toronto-Dominion Bank	0.875	09/12/14	39,602
5,495,000		Toronto-Dominion Bank	2.500	07/14/16	5,604
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,176
4,000,000		UBS AG.	2.250	01/28/14	3,892
6,675,000		UBS AG.	4.875	08/04/20	6,629
4,050,000	g	Waha Aerospace BV	3.925	07/28/20	4,157
1,800,000	g	WT Finance Aust Pty Ltd	5.125	11/15/14	1,886

		TOTAL DIVERSIFIED FINANCIALS			590,098

ENERGY - 2.8%
5,450,000		Anadarko Petroleum Corp	5.950	09/15/16	6,178
2,400,000		Anadarko Petroleum Corp	6.375	09/15/17	2,782
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,919
2,145,000		Anadarko Petroleum Corp	6.450	09/15/36	2,446
5,000,000		Apache Corp	5.100	09/01/40	5,844
3,415,000	g	Baker Hughes, Inc	3.200	08/15/21	3,528
4,725,000		BP Capital Markets plc	3.125	03/10/12	4,747
21,565,000		BP Capital Markets plc	3.200	03/11/16	22,600
6,700,000		BP Capital Markets plc	3.561	11/01/21	6,975

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 7,750,000		Burlington Resources Finance Co	7.200%	08/15/31	$10,638
3,250,000		Chesapeake Energy Corp	6.500	08/15/17	3,461
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,065
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,160
9,725,000		ConocoPhillips	4.600	01/15/15	10,755
7,600,000		ConocoPhillips	6.500	02/01/39	10,513
6,800,000		Devon Energy Corp	5.600	07/15/41	8,176
3,793,050		Dolphin Energy Ltd	5.888	06/15/19	4,115
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	5,036
3,448,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	3,434
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,611
1,525,000		EnCana Corp	6.625	08/15/37	1,842
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,205
5,950,000		Enterprise Products Operating LLC	4.600	08/01/12	6,038
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,383
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,253
4,260,000		Enterprise Products Operating LLC	6.500	01/31/19	4,961
3,545,000		Enterprise Products Operating LLC	6.125	10/15/39	3,960
4,105,000		Enterprise Products Operating LLC	5.950	02/01/41	4,601
3,500,000		Enterprise Products Operating LLC	5.700	02/15/42	3,813
2,325,000		EOG Resources, Inc	4.100	02/01/21	2,532
3,000,000	g	Gaz Capital S.A.	5.092	11/29/15	3,035
4,000,000		Gaz Capital S.A.	6.212	11/22/16	4,140
700,000		Gaz Capital S.A.	6.510	03/07/22	711
3,600,000		Hess Corp	8.125	02/15/19	4,621
1,075,000		Hess Corp	6.000	01/15/40	1,272
4,625,000		Hess Corp	5.600	02/15/41	5,167
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	2,108
998,198		Lyondell Chemical Co	11.000	05/01/18	1,091
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,629
4,275,000		Marathon Petroleum Corp	5.125	03/01/21	4,466
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,048
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,575
7,550,000		Noble Holding International Ltd	4.900	08/01/20	7,998
4,570,000	g	Novatek Finance Ltd	6.604	02/03/21	4,616
12,000,000		Occidental Petroleum Corp	1.750	02/15/17	12,153
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	8,346
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	880
1,150,000		Pemex Project Funding Master Trust	6.625	06/15/35	1,304
1,890,000		Pemex Project Funding Master Trust	6.625	06/15/38	2,140
3,650,000	g	Pertamina PT	5.250	05/23/21	3,736
1,750,000	g	Pertamina PT	6.500	05/27/41	1,811
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,143
4,500,000		Petrobras International Finance Co	7.875	03/15/19	5,372
4,450,000		Petrobras International Finance Co	6.875	01/20/40	5,154
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,618
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,776
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,340
3,440,000		Petroleos Mexicanos	6.500	06/02/41	3,870
2,710,000	g	Petroleos Mexicanos	6.500	06/02/41	3,049
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,673
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	3,205
8,200,000		Plains All American Pipeline LP	5.000	02/01/21	9,033

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,674,000		Precision Drilling Trust	6.625%	11/15/20	$2,734
4,500,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	4,707
700,000		Range Resources Corp	7.250	05/01/18	749
3,454,304		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	3,705
3,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,726
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	4,248
15,900,000	g	Schlumberger Investment S.A.	3.300	09/14/21	16,335
3,750,000		SEACOR Holdings, Inc	7.375	10/01/19	3,955
6,250,000		Shell International Finance BV	3.100	06/28/15	6,701
7,620,000		Shell International Finance BV	4.300	09/22/19	8,842
1,925,000		Shell International Finance BV	6.375	12/15/38	2,649
3,464,000		Southwestern Energy Co	7.500	02/01/18	3,992
2,800,000		Statoil ASA	2.900	10/15/14	2,938
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,263
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	4,036
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,759
2,000,000		Vale Overseas Ltd	6.250	01/23/17	2,254
2,760,000		Vale Overseas Ltd	6.875	11/21/36	3,142
4,650,000		Vale Overseas Ltd	6.875	11/10/39	5,326
3,375,000		Valero Energy Corp	4.500	02/01/15	3,611
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,350
4,400,000		XTO Energy, Inc	4.625	06/15/13	4,648

		TOTAL ENERGY			380,321

FOOD & STAPLES RETAILING - 0.3%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,999
10,500,000		CVS Caremark Corp	5.750	06/01/17	12,251
795,000		CVS Caremark Corp	6.600	03/15/19	969
3,800,000		Delhaize Group S.A.	5.875	02/01/14	4,124
3,800,000		Delhaize Group S.A.	6.500	06/15/17	4,466
1,500,000		Ingles Markets, Inc	8.875	05/15/17	1,624
1,500,000		Kroger Co	6.200	06/15/12	1,536
1,205,000		Kroger Co	5.000	04/15/13	1,261
1,600,000		Kroger Co	6.400	08/15/17	1,903
775,000		Kroger Co	6.800	12/15/18	952
7,000,000		Safeway, Inc	3.400	12/01/16	7,179
900,000		Stater Bros Holdings, Inc	7.375	11/15/18	950
880,000		Stater Brothers Holdings	7.750	04/15/15	903
439,000		SuperValu, Inc	8.000	05/01/16	453

		TOTAL FOOD & STAPLES RETAILING			44,570

FOOD, BEVERAGE & TOBACCO - 1.1%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,647
5,710,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	6,697
7,175,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	8,224
6,400,000		Bottling Group LLC	6.950	03/15/14	7,194
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	5,012
18,750,000		Coca-Cola Co	1.800	09/01/16	19,072
7,200,000		Coca-Cola Co	3.150	11/15/20	7,556
7,600,000		Coca-Cola Co	3.300	09/01/21	8,003
7,250,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	7,350
3,775,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	4,021
4,080,000		General Mills, Inc	5.200	03/17/15	4,545

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,650,000	g	Grupo Bimbo SAB de C.V.	4.875%	06/30/20	$1,738
3,600,000		JM Smucker Co	3.500	10/15/21	3,683
2,530,000		Kraft Foods, Inc	6.125	02/01/18	2,966
8,750,000		Kraft Foods, Inc	5.375	02/10/20	10,096
8,105,000		Kraft Foods, Inc	6.500	02/09/40	10,543
2,025,000		PepsiAmericas, Inc	5.750	07/31/12	2,086
625,000		PepsiAmericas, Inc	4.375	02/15/14	671
4,800,000		PepsiCo, Inc	0.875	10/25/13	4,824
680,000		PepsiCo, Inc	7.900	11/01/18	918
9,475,000	g	Pernod-Ricard S.A.	4.450	01/15/22	9,926
2,900,000		Philip Morris International, Inc	4.875	05/16/13	3,060
7,425,000		Philip Morris International, Inc	6.875	03/17/14	8,354
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,086
1,000,000		Smithfield Foods, Inc	10.000	07/15/14	1,163

		TOTAL FOOD, BEVERAGE & TOBACCO			146,435

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
3,900,000		Becton Dickinson and Co	1.750	11/08/16	3,929
3,750,000		Boston Scientific Corp	4.500	01/15/15	3,935
1,094,000		CHS/Community Health Systems	8.875	07/15/15	1,130
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,494
2,560,000		HCA, Inc	6.500	02/15/20	2,656
2,000,000		Healthsouth Corp	7.250	10/01/18	1,985
3,852,000		McKesson Corp	3.250	03/01/16	4,077
5,000,000		Medtronic, Inc	4.750	09/15/15	5,600
4,450,000		Medtronic, Inc	4.450	03/15/20	5,022
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	4,140
6,225,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	6,300
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,792
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,947
12,280,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	12,971
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,244
2,560,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	2,894
3,300,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	3,447

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			72,563

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,175,000		Clorox Co	3.800	11/15/21	7,309
6,325,000		Ecolab, Inc	4.350	12/08/21	6,754
2,000,000	g	Hypermarcas S.A.	6.500	04/20/21	1,775
4,975,000		Procter & Gamble Co	5.550	03/05/37	6,608
3,000,000		Unilever Capital Corp	4.800	02/15/19	3,489
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,279

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			28,214

INSURANCE - 1.1%
3,825,000		ACE INA Holdings, Inc	5.875	06/15/14	4,220
2,155,000		Aetna, Inc	6.500	09/15/18	2,629
1,925,000		Aetna, Inc	6.625	06/15/36	2,391
1,525,000		Aflac, Inc	6.900	12/17/39	1,696
5,375,000		Allstate Corp	7.450	05/16/19	6,535
4,375,000		American Financial Group, Inc	9.875	06/15/19	5,089
500,000		American International Group, Inc	3.650	01/15/14	486

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,750,000		Chubb Corp	6.000%	05/11/37	$4,522
1,390,000		CIGNA Corp	5.125	06/15/20	1,499
6,900,000		CIGNA Corp	4.500	03/15/21	7,097
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,637
7,600,000		Hartford Financial Services Group, Inc	5.500	03/30/20	7,712
3,725,000		Hartford Financial Services Group, Inc	6.625	03/30/40	3,697
2,800,000		Lincoln National Corp	7.000	06/15/40	3,166
7,500,000		Markel Corp	5.350	06/01/21	7,853
5,620,000		Metlife, Inc	5.000	06/15/15	6,122
7,675,000		Metlife, Inc	6.750	06/01/16	8,841
4,500,000		Metlife, Inc	5.700	06/15/35	5,023
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	5,819
5,000,000		Progressive Corp	3.750	08/23/21	5,196
2,000,000		Prudential Financial, Inc	5.100	09/20/14	2,151
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,515
5,000,000		Prudential Financial, Inc	6.625	06/21/40	5,523
7,000,000		Prudential Financial, Inc	6.200	11/15/40	7,325
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,320
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,996
1,150,000		Travelers Cos, Inc	5.900	06/02/19	1,368
1,500,000		Unum Group	5.625	09/15/20	1,545
4,902,000		WellPoint, Inc	6.375	01/15/12	4,911
1,800,000		WellPoint, Inc	5.875	06/15/17	2,074
2,250,000		WellPoint, Inc	5.850	01/15/36	2,633
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,109
2,400,000		WR Berkley Corp	5.375	09/15/20	2,422

		TOTAL INSURANCE			152,122

MATERIALS - 1.4%
3,385,000		3M Co	4.375	08/15/13	3,598
4,150,000		3M Co	5.700	03/15/37	5,574
4,500,000	g	Adaro Indonesia PT	7.625	10/22/19	4,888
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,775
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,477
1,125,000		Airgas, Inc	4.500	09/15/14	1,192
1,000,000		Airgas, Inc	7.125	10/01/18	1,071
2,150,000	g	Anglo American Capital plc	4.450	09/27/20	2,146
6,540,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	6,497
1,860,000		ArcelorMittal	3.750	08/05/15	1,778
3,750,000		ArcelorMittal	3.750	02/01/16	3,560
2,085,000		ArcelorMittal	9.850	06/01/19	2,319
3,650,000		ArcelorMittal	6.750	03/01/41	3,282
1,015,000		Ball Corp	7.125	09/01/16	1,104
355,000		Ball Corp	7.375	09/01/19	389
4,000,000		Ball Corp	5.750	05/15/21	4,189
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,770
2,000,000	g	Braskem SA	7.000	05/07/20	2,135
3,000,000		Celanese US Holdings LLC	6.625	10/15/18	3,188
1,990,000	g,i	Cemex SAB de C.V.	5.579	09/30/15	1,480
4,500,000	g	Cemex SAB de C.V.	9.500	12/14/16	3,949
2,000,000		CF Industries, Inc	6.875	05/01/18	2,290
3,175,000		CF Industries, Inc	7.125	05/01/20	3,754
7,800,000		Cliffs Natural Resources, Inc	6.250	10/01/40	7,682

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750%	11/04/20	$5,687
2,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	2,138
2,770,000		Crown Americas LLC	6.250	02/01/21	2,895
7,734,000		Dow Chemical Co	4.125	11/15/21	7,932
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,138
6,450,000		EI Du Pont de Nemours & Co	3.250	01/15/15	6,879
6,000,000		EI Du Pont de Nemours & Co	4.625	01/15/20	6,888
2,350,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	2,144
4,500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	4,399
3,315,000	g	Fufeng Group Ltd	7.625	04/13/16	2,718
1,250,000	g	Georgia Gulf Corp	9.000	01/15/17	1,322
1,500,000		Graphic Packaging International, Inc	9.500	06/15/17	1,643
1,400,000		Greif, Inc	7.750	08/01/19	1,512
4,250,000		International Paper Co	7.300	11/15/39	5,170
5,900,000		International Paper Co	6.000	11/15/41	6,405
3,000,000		Martin Marietta Materials, Inc	6.600	04/15/18	3,161
5,050,000		Praxair, Inc	5.250	11/15/14	5,668
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,639
10,115,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	10,340
2,000,000		Silgan Holdings, Inc	7.250	08/15/16	2,135
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,359
3,000,000		Solutia, Inc	7.875	03/15/20	3,263
4,500,000	g	Suzano Trading Ltd	5.875	01/23/21	4,140
1,940,000		Teck Resources Ltd	6.000	08/15/40	2,134
5,450,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	5,568

		TOTAL MATERIALS			192,364

MEDIA - 0.9%
1,000,000		AMC Entertainment, Inc	8.750	06/01/19	1,035
3,750,000		CBS Corp	4.300	02/15/21	3,872
1,388,000		Cinemark USA, Inc	8.625	06/15/19	1,509
1,011,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	1,099
6,500,000		Comcast Corp	5.650	06/15/35	7,181
3,475,000		Comcast Corp	6.400	03/01/40	4,320
1,455,000		CSC Holdings LLC	8.500	04/15/14	1,610
4,740,000		DIRECTV Holdings LLC	7.625	05/15/16	5,030
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,566
1,970,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,093
375,000		Lamar Media Corp	6.625	08/15/15	382
2,160,000		Lamar Media Corp	7.875	04/15/18	2,290
8,700,000		NBC Universal Media LLC	5.150	04/30/20	9,686
11,930,000		NBC Universal Media LLC	4.375	04/01/21	12,589
1,274,000		News America, Inc	7.250	05/18/18	1,535
2,105,000		News America, Inc	7.625	11/30/28	2,542
1,578,000		News America, Inc	6.550	03/15/33	1,718
3,800,000		News America, Inc	6.200	12/15/34	4,085
3,575,000		News America, Inc	6.650	11/15/37	4,050
3,800,000		News America, Inc	6.900	08/15/39	4,393
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,580
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,682
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	12,151
5,000,000		Time Warner Cable, Inc	4.000	09/01/21	5,059
3,000,000		Time Warner, Inc	3.150	07/15/15	3,120

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,825,000		Time Warner, Inc	6.500%	11/15/36	$4,615
5,000,000		Time Warner, Inc	5.375	10/15/41	5,416
10,075,000		Viacom, Inc	2.500	12/15/16	10,071

		TOTAL MEDIA			123,279

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
3,975,000		Abbott Laboratories	5.300	05/27/40	4,760
9,575,000		Amgen, Inc	3.450	10/01/20	9,353
6,170,000		Eli Lilly & Co	3.550	03/06/12	6,202
5,450,000		Johnson & Johnson	2.150	05/15/16	5,684
4,000,000		Johnson & Johnson	5.850	07/15/38	5,401
3,140,000		Life Technologies Corp	3.500	01/15/16	3,153
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,529
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,214
7,750,000		Merck & Co, Inc	3.875	01/15/21	8,725
1,500,000	g	Mylan, Inc	7.875	07/15/20	1,656
1,750,000		NBTY, Inc	9.000	10/01/18	1,925
3,750,000		Novartis Capital Corp	4.125	02/10/14	4,012
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,694
2,715,000		Novartis Capital Corp	4.400	04/24/20	3,095
3,230,000		Pfizer, Inc	5.350	03/15/15	3,654
8,750,000		Sanofi-Aventis S.A.	2.625	03/29/16	9,124
3,225,000		Schering-Plough Corp	6.550	09/15/37	4,496
1,500,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	1,498

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			97,175

REAL ESTATE - 0.7%
4,500,000	g	Agile Property Holdings Ltd	8.875	04/28/17	3,690
1,485,000		AMB Property LP	7.625	08/15/14	1,626
2,310,000		AMB Property LP	4.500	08/15/17	2,306
3,750,000		Boston Properties LP	3.700	11/15/18	3,829
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,064
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	1,672
7,000,000		Brandywine Operating Partnership LP	4.950	04/15/18	6,890
3,965,000		Camden Property Trust	4.625	06/15/21	3,966
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	6,505
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	3,860
3,050,000		ERP Operating LP	4.625	12/15/21	3,110
255,000		Federal Realty Investment Trust	5.650	06/01/16	275
700,000		Federal Realty Investment Trust	5.900	04/01/20	758
4,445,000		HCP, Inc	3.750	02/01/16	4,523
3,335,000		Health Care REIT, Inc	3.625	03/15/16	3,282
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	2,806
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,692
1,925,000		Kilroy Realty Corp	5.000	11/03/15	1,980
3,250,000		Kilroy Realty LP	4.800	07/15/18	3,210
840,000		Kimco Realty Corp	5.700	05/01/17	905
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,008
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	929
2,325,000		Regency Centers LP	5.250	08/01/15	2,478
225,000		Regency Centers LP	5.875	06/15/17	245
800,000		Simon Property Group LP	5.250	12/01/16	887
4,150,000		Simon Property Group LP	2.800	01/30/17	4,239

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,040,000		Simon Property Group LP	10.350%	04/01/19	$4,173
1,750,000	g,i	USB Realty Corp	6.091	12/30/49	1,216
3,750,000		Washington Real Estate Investment Trust	4.950	10/01/20	3,922
4,500,000	g	Yanlord Land Group Ltd	10.625	03/29/18	3,465

		TOTAL REAL ESTATE			84,511

RETAILING - 0.5%
5,250,000	g	Ace Hardware Corp	9.125	06/01/16	5,565
3,000,000		AmeriGas Partners LP	6.250	08/20/19	2,985
2,000,000		Asbury Automotive Group, Inc	7.625	03/15/17	2,005
2,000,000		Ferrellgas LP	6.500	05/01/21	1,760
2,400,000		Home Depot, Inc	4.400	04/01/21	2,706
3,900,000		Home Depot, Inc	5.875	12/16/36	4,894
7,850,000		Home Depot, Inc	5.950	04/01/41	10,127
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,410
14,062,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	15,715
2,425,000		Nordstrom, Inc	4.000	10/15/21	2,528
8,050,000		O’Reilly Automotive, Inc	4.625	09/15/21	8,441
1,000,000	g	QVC, Inc	7.125	04/15/17	1,060
2,000,000	g	QVC, Inc	7.500	10/01/19	2,145
3,875,000		Staples, Inc	9.750	01/15/14	4,431
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	921
3,450,000		Wal-Mart Stores, Inc	3.250	10/25/20	3,689
3,675,000		Wal-Mart Stores, Inc	5.000	10/25/40	4,325

		TOTAL RETAILING			76,707

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
5,350,000		Broadcom Corp	2.375	11/01/15	5,477

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,477

SOFTWARE & SERVICES - 0.3%
7,325,000		International Business Machines Corp	1.000	08/05/13	7,383
4,030,000		International Business Machines Corp	1.950	07/22/16	4,148
3,655,000		Microsoft Corp	0.875	09/27/13	3,687
8,825,000		Microsoft Corp	1.625	09/25/15	9,079
3,925,000		Oracle Corp	3.750	07/08/14	4,221
3,100,000		Oracle Corp	5.750	04/15/18	3,762
3,750,000		Oracle Corp	3.875	07/15/20	4,131
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,024

		TOTAL SOFTWARE & SERVICES			37,435

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
4,000,000		Amphenol Corp	4.750	11/15/14	4,286
1,000,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,065
7,525,000		Hewlett-Packard Co	4.250	02/24/12	7,559
1,660,000		Hewlett-Packard Co	4.500	03/01/13	1,707
5,250,000		Hewlett-Packard Co	4.750	06/02/14	5,544
8,250,000		Hewlett-Packard Co	4.650	12/09/21	8,703
3,500,000		Jabil Circuit, Inc	5.625	12/15/20	3,561
2,212,000		L-3 Communications Corp	6.375	10/15/15	2,267
9,500,000		L-3 Communications Corp	3.950	11/15/16	9,589
2,255,000		L-3 Communications Corp	5.200	10/15/19	2,288
2,000,000		L-3 Communications Corp	4.950	02/15/21	1,982

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 4,000,000		NII Capital Corp	7.625%	04/01/21	$3,970
3,600,000		Xerox Corp	8.250	05/15/14	4,062
5,000,000		Xerox Corp	4.250	02/15/15	5,270

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			61,853

TELECOMMUNICATION SERVICES - 1.7%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,862
2,400,000		America Movil SAB de C.V.	5.000	03/30/20	2,651
4,050,000		American Tower REIT, Inc	5.900	11/01/21	4,258
2,500,000		AT&T, Inc	2.500	08/15/15	2,589
20,750,000		AT&T, Inc	2.950	05/15/16	21,623
2,000,000		AT&T, Inc	6.150	09/15/34	2,373
11,500,000		AT&T, Inc	6.300	01/15/38	14,119
13,125,000		BellSouth Corp	5.200	09/15/14	14,510
1,975,000		BellSouth Corp	6.550	06/15/34	2,351
13,850,000		Cellco Partnership	8.500	11/15/18	18,693
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,580
8,500,000		France Telecom S.A.	2.125	09/16/15	8,421
4,500,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	4,714
2,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	2,101
5,150,000	g	Qtel International Finance	4.750	02/16/21	5,189
3,000,000		Qwest Communications International, Inc	7.125	04/01/18	3,120
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,017
3,075,000		Telecom Italia Capital S.A.	6.175	06/18/14	2,958
4,825,000		Telecom Italia Capital S.A.	6.999	06/04/18	4,511
4,275,000		Telecom Italia Capital S.A.	7.175	06/18/19	4,006
21,100,000		Telefonica Emisiones SAU	3.992	02/16/16	20,287
7,465,000		Telefonica Emisiones SAU	5.134	04/27/20	7,012
4,750,000		Telefonica Emisiones SAU	5.462	02/16/21	4,533
3,315,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	3,272
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	4,976
8,728,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	8,597
5,125,000		Verizon Communications, Inc	5.250	04/15/13	5,408
1,250,000		Verizon Communications, Inc	6.100	04/15/18	1,502
2,905,000		Verizon Communications, Inc	8.750	11/01/18	3,924
9,000,000		Verizon Communications, Inc	3.500	11/01/21	9,370
3,100,000		Verizon Communications, Inc	8.950	03/01/39	4,965
4,000,000		Verizon Communications, Inc	4.750	11/01/41	4,305
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	6,768
4,500,000	g	Vimpelcom Holdings	7.504	03/01/22	3,780
4,500,000		Virgin Media Finance plc	9.500	08/15/16	5,051
5,400,000		Virgin Media Secured Finance plc	5.250	01/15/21	5,721
735,000		Windstream Corp	8.125	09/01/18	787

		TOTAL TELECOMMUNICATION SERVICES			227,904

TRANSPORTATION - 0.7%
5,730,000	g	Asciano Finance	5.000	04/07/18	5,746
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,741
2,840,000		Bristow Group, Inc	7.500	09/15/17	2,954
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	3,031
7,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	8,375
5,000,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	5,153
4,700,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	5,212

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,500,000		Burlington Northern Santa Fe LLC	4.950%	09/15/41	$3,861
2,325,000		Embraer Overseas Ltd	6.375	01/15/20	2,482
2,640,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	2,891
4,500,000		Kansas City Southern de Mexico S.A. de C.V.	6.625	12/15/20	4,770
2,085,000		Kansas City Southern de Mexico S.A. de C.V.	6.125	06/15/21	2,142
5,650,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	5,861
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,894
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,301
2,056,000		Norfolk Southern Corp	5.590	05/17/25	2,375
4,250,000	g	TAM Capital 3, Inc	8.375	06/03/21	4,293
5,578,000		Union Pacific Corp	4.163	07/15/22	6,054
5,500,000		Union Pacific Corp	4.750	09/15/41	5,992
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,221

		TOTAL TRANSPORTATION			87,349

UTILITIES - 2.8%
3,630,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	3,775
2,500,000		AES Corp	7.750	03/01/14	2,700
4,300,000		AES El Salvador Trust	6.750	02/01/16	4,171
3,785,000	g	AES Gener S.A.	5.250	08/15/21	3,804
2,250,000		AGL Capital Corp	5.250	08/15/19	2,515
2,000,000		AGL Capital Corp	6.000	10/01/34	2,326
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,839
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,871
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,268
2,000,000	g	Calpine Corp	7.500	02/15/21	2,140
4,500,000		Carolina Power & Light Co	5.125	09/15/13	4,823
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,562
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,352
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	2,361
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,887
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,258
7,500,000		CenterPoint Energy Resources Corp	5.850	01/15/41	8,644
2,500,000		CMS Energy Corp	5.050	02/15/18	2,494
2,500,000	g	Colbun S.A.	6.000	01/21/20	2,646
1,860,000	g	Comision Federal Electricidad	4.875	05/26/21	1,916
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,291
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,151
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,209
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	4,391
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,657
3,535,000		Dominion Resources, Inc	4.450	03/15/21	3,937
4,000,000		Dominion Resources, Inc	4.900	08/01/41	4,319
900,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	972
3,600,000	g	Dubai Electricity & Water Authority	7.375	10/21/20	3,690
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,775
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,577
2,430,000	g	Empresa de Energia de Bogota S.A.	6.125	11/10/21	2,442
2,000,000		Florida Power Corp	6.400	06/15/38	2,713
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,532
5,000,000		Georgia Power Co	5.400	06/01/40	6,024
6,170,000		Great Plains Energy, Inc	4.850	06/01/21	6,468
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,150

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,855,000	g	Instituto Costarricense de Electricidad	6.950%	11/10/21	$3,913
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,911
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,240
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	2,906
6,650,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	6,914
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,564
6,430,000	g	KMG Finance Sub BV	6.375	04/09/21	6,526
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,852
5,150,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	5,220
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,048
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	7,031
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,164
2,800,000		Nevada Power Co	6.500	08/01/18	3,376
3,500,000		Nevada Power Co	6.650	04/01/36	4,689
3,250,000		Nevada Power Co	5.375	09/15/40	3,814
3,335,000		Nevada Power Co	5.450	05/15/41	3,962
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	3,236
8,400,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	8,588
4,075,000		ONEOK Partners LP	5.900	04/01/12	4,120
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	6,921
2,350,000		Pacific Gas & Electric Co	3.250	09/15/21	2,385
2,750,000		PacifiCorp	6.000	01/15/39	3,512
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,887
5,550,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	5,647
6,750,000		PG&E Corp	5.750	04/01/14	7,355
750,000		Potomac Electric Power Co	7.900	12/15/38	1,160
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,021
1,750,000		PPL Electric Utilities Corp	5.200	07/15/41	2,090
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,731
2,000,000		Public Service Co of Colorado	7.875	10/01/12	2,104
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,798
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,812
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	3,125
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,277
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,347
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	2,020
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,396
3,100,000		San Diego Gas & Electric Co	3.950	11/15/41	3,175
4,000,000		Sempra Energy	6.000	10/15/39	4,935
9,475,000		Southern California Edison Co	3.875	06/01/21	10,457
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,097
2,600,000		Veolia Environnement	5.250	06/03/13	2,736
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,691
3,000,000		Williams Partners LP	3.800	02/15/15	3,149
5,075,000		Williams Partners LP	4.000	11/15/21	5,211
6,200,000		Williams Partners LP	6.300	04/15/40	7,560
3,000,000		Wisconsin Electric Power Co	5.625	05/15/33	3,763
14,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	14,033
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,359
4,500,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	4,064

		TOTAL UTILITIES			376,542

		TOTAL CORPORATE BONDS			3,606,488

		(Cost $3,441,416)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS - 67.0%

AGENCY SECURITIES - 7.7%
$ 9,750,000		Federal Farm Credit Bank (FFCB)	1.375%	06/25/13	$9,909
15,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	15,335
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.750	06/15/12	5,037
80,000,000		FHLMC	0.750	03/28/13	80,445
6,000,000		FHLMC	3.500	05/29/13	6,267
19,000,000		FHLMC	0.550	09/30/13	18,984
18,350,000		FHLMC	2.500	04/23/14	19,182
20,000,000		FHLMC	3.000	07/28/14	21,222
425,773		FHLMC	5.750	12/15/18	432
2,000,000		Federal National Mortgage Association (FNMA)	1.125	07/30/12	2,011
10,000,000		FNMA	3.625	02/12/13	10,371
20,500,000		FNMA	1.250	08/20/13	20,787
24,500,000		FNMA	2.750	02/05/14	25,614
76,000,000		FNMA	2.750	03/13/14	79,638
25,500,000		FNMA	2.500	05/15/14	26,614
23,500,000		FNMA	3.000	09/16/14	25,050
35,000,000		FNMA	2.625	11/20/14	37,031
21,031,294		AMAL Ltd	3.465	08/21/21	22,112
4,898,904		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,653
34,000,000		Citigroup Funding, Inc	2.000	03/30/12	34,152
35,000,000		Citigroup Funding, Inc	1.875	10/22/12	35,482
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	12,223
5,500,000		Citigroup, Inc	2.125	04/30/12	5,537
26,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	25,794
43,000,000		General Electric Capital Corp	2.250	03/12/12	43,176
15,000,000		General Electric Capital Corp	2.125	12/21/12	15,279
7,000,000		General Electric Capital Corp	2.625	12/28/12	7,168
54,875,000		GMAC, Inc	1.750	10/30/12	55,583
21,800,000		GMAC, Inc	2.200	12/19/12	22,216
30,000,000		Morgan Stanley	2.250	03/13/12	30,130
2,696,604		National Credit Union Administration	1.840	10/07/20	2,713
25,000,000	m	NCUA Guaranteed Notes	3.450	06/12/21	26,929
1,395,352		Overseas Private Investment Corp	3.420	01/15/15	1,446
21,937,599		Premier Aircraft Leasing	3.576	02/06/22	23,178
25,000,000		Private Export Funding Corp	3.550	04/15/13	26,006
10,000,000		Private Export Funding Corp	3.050	10/15/14	10,625
7,000,000		Private Export Funding Corp	4.550	05/15/15	7,864
15,000,000		Private Export Funding Corp	2.125	07/15/16	15,596
17,000,000		Private Export Funding Corp	5.450	09/15/17	20,597
10,000,000		Private Export Funding Corp	2.250	12/15/17	10,442
10,000,000		Private Export Funding Corp	4.375	03/15/19	11,675
35,000,000		Private Export Funding Corp	4.300	12/15/21	40,611
3,863,429		Rowan Cos, Inc	3.525	05/01/20	4,034
8,333,160		Rowan Cos, Inc	3.158	07/15/21	8,615

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 8,439,670		San Clemente Leasing LLC	3.585%	08/27/21	$8,925
6,500,000		Sovereign Bancorp, Inc	2.750	01/17/12	6,506
39,000,000		State Street Corp	2.150	04/30/12	39,263
3,362,500		Totem Ocean Trailer Express, Inc	4.514	12/18/19	3,621
15,000,000		US Bancorp	2.250	03/13/12	15,060
9,500,000		US Central Federal Credit Union	1.900	10/19/12	9,633
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	3,530
18,400,000		Wells Fargo & Co	2.125	06/15/12	18,566
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,063

		TOTAL AGENCY SECURITIES			1,038,932

FOREIGN GOVERNMENT BONDS - 5.3%
16,500,000	g	Bank of Montreal	2.850	06/09/15	17,103
27,700,000	g	Bank of Montreal	2.625	01/25/16	28,593
2,000,000	g	Barbados Government International Bond	7.000	08/04/22	2,000
4,210,000		Brazilian Government International Bond	5.875	01/15/19	4,978
6,920,000		Brazilian Government International Bond	4.875	01/22/21	7,733
825,000		Brazilian Government International Bond	7.125	01/20/37	1,139
4,500,000		Brazilian Government International Bond	5.625	01/07/41	5,220
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	10,967
12,200,000		Canada Government International Bond	2.375	09/10/14	12,812
6,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	6,067
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,206
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	12,932
3,630,000		Chile Government International Bond	3.875	08/05/20	3,929
2,675,000		Colombia Government International Bond	4.375	07/12/21	2,876
4,500,000		Colombia Government International Bond	6.125	01/18/41	5,558
3,800,000	g	Commonwealth of the Bahamas	6.950	11/20/29	4,287
15,000,000		Council of Europe Development Bank	2.750	02/10/15	15,584
2,000,000	g	Croatia Government International Bond	6.625	07/14/20	1,865
3,350,000	g	Croatia Government International Bond	6.375	03/24/21	3,057
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,459
4,500,000	g	Dominican Republic International Bond	7.500	05/06/21	4,410
4,660,000		Eksportfinans ASA	5.000	02/14/12	4,635
5,208,000		Eksportfinans ASA	2.000	09/15/15	4,314
4,000,000	g	El Salvador Government International Bond	7.625	02/01/41	4,040
5,690,000	g	Eskom Holdings Ltd	5.750	01/26/21	5,790
3,500,000		European Investment Bank	4.875	02/15/36	3,820
15,350,000		Export Development Canada	2.250	05/28/15	16,099
1,900,000		Export-Import Bank of Korea	5.125	06/29/20	1,989
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,151
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,503
3,105,556		Federative Republic of Brazil	8.000	01/15/18	3,633
2,000,000		Hungary Government International Bond	4.750	02/03/15	1,820
2,810,000		Hungary Government International Bond	6.375	03/29/21	2,515
2,310,000		Hungary Government International Bond	7.625	03/29/41	2,033
4,400,000		Italy Government International Bond	5.375	06/12/17	4,074
1,610,000		Italy Government International Bond	6.875	09/27/23	1,551
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,697
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	4,244
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,837
5,000,000	g	Lithuania Government International Bond	5.125	09/14/17	4,900
1,680,000	g	Lithuania Government International Bond	6.125	03/09/21	1,672

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,000,000		Mexico Government International Bond	5.625%	01/15/17	$1,150
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,777
5,000,000		Mexico Government International Bond	6.050	01/11/40	6,113
1,600,000	g	Namibia International Bonds	5.500	11/03/21	1,632
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,348
2,000,000		Panama Government International Bond	5.200	01/30/20	2,265
4,500,000		Panama Government International Bond	6.700	01/26/36	5,873
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,258
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,590
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,588
2,500,000		Philippine Government International Bond	5.500	03/30/26	2,800
4,500,000		Poland Government International Bond	3.875	07/16/15	4,578
6,350,000		Poland Government International Bond	6.375	07/15/19	7,033
10,667,000		Poland Government International Bond	5.125	04/21/21	10,854
3,330,000		Poland Government International Bond	5.000	03/23/22	3,347
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,647
7,400,000		Province of Manitoba Canada	5.000	02/15/12	7,437
3,000,000		Province of Manitoba Canada	2.125	04/22/13	3,060
20,000,000		Province of Manitoba Canada	1.375	04/28/14	20,326
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,906
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,509
27,400,000		Province of Ontario Canada	4.100	06/16/14	29,441
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,537
35,525,000		Province of Ontario Canada	2.700	06/16/15	37,206
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,714
11,900,000		Province of Ontario Canada	1.600	09/21/16	11,863
10,000,000		Province of Ontario Canada	4.000	10/07/19	11,040
13,000,000		Province of Ontario Canada	4.400	04/14/20	14,812
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,617
8,835,000		Province of Quebec Canada	4.625	05/14/18	10,158
22,500,000		Province of Quebec Canada	3.500	07/29/20	24,094
20,000,000		Province of Quebec Canada	2.750	08/25/21	19,977
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,977
3,800,000	g	Qatar Government International Bond	3.125	01/20/17	3,833
3,000,000		Qatar Government International Bond	5.250	01/20/20	3,293
2,500,000	g	Qatar Government International Bond	4.500	01/20/22	2,575
2,500,000	g	Republic of Ghana	8.500	10/04/17	2,738
2,700,000		Republic of Hungary	6.250	01/29/20	2,430
4,230,000	g	Republic of Indonesia	4.875	05/05/21	4,526
2,480,000	g	Republic of Serbia	7.250	09/28/21	2,412
3,466,667		Republic of Serbia	6.750	11/01/24	3,276
4,500,000		Republic of Turkey	7.500	07/14/17	5,063
7,000,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	7,035
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,482
1,940,000	g	Senegal Government International Bond	8.750	05/13/21	1,921
4,502,000		South Africa Government International Bond	6.875	05/27/19	5,425
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,920
1,600,000		South Africa Government International Bond	6.250	03/08/41	1,860
3,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	3,700
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,606
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,556
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,216
4,450,000		Turkey Government International Bond	5.125	03/25/22	4,250

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,000,000	g	Ukraine Government International Bond	6.250%	06/17/16	$1,755
2,180,000		United Mexican States	5.875	02/17/14	2,360
3,500,000		United Mexican States	5.950	03/19/19	4,160
500,000		United Mexican States	5.125	01/15/20	571
4,500,000		Uruguay Government International Bond	6.875	09/28/25	5,805

		TOTAL FOREIGN GOVERNMENT BONDS			702,387

MORTGAGE BACKED - 30.3%
23,099,779		Federal Home Loan Mortgage Corp (FHLMC) (interest only)	4.000	06/15/34	1,647
4,130,586	i	FHLMC	2.455	02/01/36	4,347
5,657,746	i	FHLMC	2.568	07/01/36	5,989
3,079,566	i	FHLMC	2.305	09/01/36	3,259
3,975,225	i	FHLMC	2.483	09/01/36	4,207
3,438,407	i	FHLMC	2.508	09/01/36	3,632
3,836,168	i	FHLMC	2.662	09/01/36	4,048
6,659,768	i	FHLMC	5.732	02/01/37	7,172
8,346,598	i	FHLMC	3.941	03/01/37	8,797
6,358,161	i	FHLMC	5.946	04/01/37	6,912
344,647	i	FHLMC	5.748	05/01/37	371
5,317,295	i	FHLMC	5.584	06/01/37	5,672
5,306,458	i	FHLMC	5.518	08/01/37	5,662
3,926,329	i	FHLMC	5.163	09/01/37	4,184
18,605,812		FHLMC	5.500	08/01/39	20,473
74,437		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/01/13	77
637,169		FGLMC	6.500	12/01/16	695
4,591,888		FGLMC	5.000	09/01/18	4,945
2,393,164		FGLMC	4.500	10/01/18	2,584
1,452,204		FGLMC	4.500	11/01/18	1,568
1,488,595		FGLMC	5.500	01/01/19	1,632
630,918		FGLMC	4.000	06/01/19	669
2,521,216		FGLMC	4.500	01/01/20	2,687
2,053,965		FGLMC	4.500	07/01/20	2,210
1,344,036		FGLMC	4.500	08/01/20	1,432
212,645		FGLMC	7.000	10/01/20	243
6,207,469		FGLMC	4.500	06/01/21	6,612
18,411,115		FGLMC	4.500	06/01/21	19,610
2,348,741		FGLMC	5.000	04/01/23	2,519
41,039		FGLMC	7.000	05/01/23	47
518,456		FGLMC	6.000	10/01/23	571
437,528		FGLMC	6.000	11/01/23	482
9,155,526		FGLMC	4.000	07/01/24	9,612
3,081,081		FGLMC	4.500	09/01/24	3,267
33,000,000	h	FGLMC	5.000	01/15/26	35,362
101,032		FGLMC	8.000	01/01/31	121
84,197		FGLMC	7.000	12/01/31	97
140,760		FGLMC	7.000	12/01/31	162
167,368		FGLMC	7.000	12/01/31	192
6,472		FGLMC	7.000	01/01/32	7
357,179		FGLMC	8.000	02/01/32	432
4,387,782		FGLMC	4.500	07/01/33	4,667
2,175,641		FGLMC	5.500	11/01/33	2,409

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 10,228,238		FGLMC	5.500%	12/01/33	$11,148
3,537,651		FGLMC	5.500	12/01/33	3,901
16,273,589		FGLMC	7.000	12/01/33	18,845
31,933,606	d	FGLMC	5.000	01/01/34	34,380
6,983,589		FGLMC	5.000	05/01/34	7,514
4,331,608		FGLMC	6.000	09/01/34	4,806
14,427,537		FGLMC	4.500	10/01/34	15,346
1,077,105		FGLMC	5.500	12/01/34	1,179
5,833,696		FGLMC	4.500	04/01/35	6,202
4,194,559		FGLMC	6.000	05/01/35	4,650
1,862,234		FGLMC	6.000	05/01/35	2,066
2,027,886		FGLMC	6.000	05/01/35	2,255
2,498,389		FGLMC	6.000	05/01/35	2,770
1,267,214		FGLMC	6.000	05/01/35	1,410
2,278,172		FGLMC	6.000	05/01/35	2,533
6,609,992		FGLMC	7.000	05/01/35	7,655
3,251,228		FGLMC	5.500	06/01/35	3,545
13,703,799		FGLMC	5.500	06/01/35	14,944
1,127,113		FGLMC	5.500	06/01/35	1,229
1,393,852		FGLMC	5.500	06/01/35	1,520
2,656,412		FGLMC	6.000	06/01/35	2,950
9,563,801		FGLMC	4.500	08/01/35	10,161
1,340,486		FGLMC	5.000	10/01/35	1,442
439,134		FGLMC	6.500	11/01/35	497
1,121,444		FGLMC	6.000	01/01/36	1,236
2,515,618		FGLMC	5.000	02/01/36	2,707
1,068,319		FGLMC	5.500	04/01/36	1,169
563,102		FGLMC	6.500	05/01/36	634
6,568,322		FGLMC	6.500	10/01/36	7,395
11,794,108		FGLMC	5.500	04/01/37	12,814
17,636,020		FGLMC	5.500	05/01/37	19,161
7,204,671		FGLMC	6.000	08/01/37	7,972
2,875,388		FGLMC	6.000	09/01/37	3,181
4,238,054		FGLMC	6.500	11/01/37	4,755
12,828,088		FGLMC	5.000	04/01/38	13,927
9,116,342		FGLMC	6.000	11/01/38	10,024
11,109,523		FGLMC	4.500	05/01/39	11,782
15,221,127		FGLMC	4.000	06/01/39	15,987
7,980,008		FGLMC	5.000	07/01/39	8,584
11,571,533		FGLMC	6.000	07/01/39	12,890
22,207,666		FGLMC	4.500	11/01/40	24,031
24,887,553		FGLMC	4.500	12/01/40	26,869
115,000,000	h	FGLMC	4.500	01/15/41	121,846
85,000,000	h	FGLMC	5.000	01/15/41	91,335
47,592		Federal National Mortgage Association (FNMA)	5.000	06/01/13	50
2,586,944		FNMA	4.440	07/01/13	2,670
3,277,956		FNMA	4.754	10/01/13	3,316
1,324,308		FNMA	4.778	02/01/14	1,389
5,137,379		FNMA	4.440	04/01/14	5,416
1,473,098		FNMA	4.563	01/01/15	1,571
178,496		FNMA	7.500	02/01/15	191
394,325		FNMA	7.500	04/01/15	422

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 507,084		FNMA	7.500%	04/01/15	$542
40,539		FNMA	6.500	03/01/16	45
15,799		FNMA	6.500	04/01/16	18
307,081		FNMA	6.500	10/01/16	336
267,773		FNMA	6.500	11/01/16	293
2,742,008		FNMA	5.000	12/01/17	2,962
733,294		FNMA	6.500	02/01/18	806
2,055,463		FNMA	5.500	03/01/18	2,238
428,636		FNMA	5.500	04/01/18	470
4,896,848		FNMA	5.500	04/01/18	5,332
654,459		FNMA	6.500	04/01/18	719
161,939		FNMA	5.500	05/01/18	177
8,295,715		FNMA	4.500	12/01/18	9,010
251,568		FNMA	6.000	01/01/19	277
57,053		FNMA	6.000	02/01/19	63
4,774,261		FNMA	5.000	04/01/19	5,157
2,348,467		FNMA	4.500	06/01/19	2,513
3,360,787		FNMA	5.000	03/01/20	3,630
1,903,142		FNMA	5.500	07/01/20	2,085
1,131,514		FNMA	4.500	11/01/20	1,211
3,193,625		FNMA	5.000	12/01/20	3,452
5,140,318		FNMA	5.000	03/01/21	5,552
3,031,168		FNMA	5.500	08/01/21	3,293
2,734,142		FNMA	4.500	03/01/23	2,917
97,002		FNMA	8.000	03/01/23	110
5,414,550		FNMA	4.500	06/01/23	5,777
6,263,568		FNMA	5.000	07/01/23	6,742
5,402,716		FNMA	5.000	07/01/23	5,815
2,668,965		FNMA	5.000	12/01/23	2,925
807,392		FNMA	5.500	02/01/24	887
7,643,399		FNMA	4.000	05/01/24	8,064
1,585,606		FNMA	5.500	07/01/24	1,739
251,146		FNMA	8.000	07/01/24	297
3,124,178		FNMA	4.500	08/01/24	3,332
2,125,673		FNMA	5.500	08/01/24	2,332
14,394,239		FNMA	4.000	09/01/24	15,186
22,000,000	h	FNMA	4.500	01/25/25	23,451
7,066,067		FNMA	5.000	10/01/25	7,699
56,729		FNMA	9.000	11/01/25	69
22,000,000	h	FNMA	4.000	01/25/26	23,200
12,000,000	h	FNMA	3.000	01/25/27	12,392
4,005,614		FNMA	6.500	07/01/32	4,549
253,642		FNMA	7.000	07/01/32	294
242,227		FNMA	7.000	07/01/32	281
4,887,071		FNMA	5.500	01/01/33	5,342
3,740,363		FNMA	6.000	01/01/33	4,125
735,359		FNMA	5.000	02/01/33	795
5,817,239		FNMA	4.500	03/25/33	6,182
2,671,879		FNMA	4.500	08/01/33	2,851
3,494,288		FNMA	5.000	08/01/33	3,779
5,135,826		FNMA	4.500	10/01/33	5,481
851,413		FNMA	5.000	10/01/33	921
1,548,065		FNMA	5.000	10/01/33	1,674

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,194,948		FNMA	5.000%	10/01/33	$3,455
5,592,131		FNMA	5.000	11/01/33	6,182
518,964		FNMA	5.000	11/01/33	574
23,771,259		FNMA	5.000	11/01/33	25,707
5,559,992		FNMA	5.000	11/01/33	6,013
549,003		FNMA	5.500	12/01/33	602
1,794,316		FNMA	5.500	12/01/33	1,961
4,686,716		FNMA	5.500	12/01/33	5,220
8,440,986		FNMA	5.000	03/01/34	9,128
1,269,467		FNMA	5.000	03/01/34	1,373
1,113,903		FNMA	5.000	03/01/34	1,205
3,244,659		FNMA	5.000	03/01/34	3,509
1,000,112		FNMA	5.000	03/01/34	1,082
4,418,714		FNMA	5.500	03/01/34	4,890
8,602,716		FNMA	5.000	04/01/34	9,303
31,544,714		FNMA	5.000	08/01/34	34,204
5,035,117		FNMA	6.000	08/01/34	5,613
1,649,188		FNMA	5.500	09/01/34	1,822
2,332,190		FNMA	5.500	09/01/34	2,581
1,747,755		FNMA	5.500	10/01/34	1,934
1,413,308		FNMA	5.500	10/01/34	1,564
1,724,406		FNMA	6.000	12/01/34	1,919
3,069,208		FNMA	5.500	01/01/35	3,370
34,009,592		FNMA	5.500	02/01/35	37,178
2,543,189		FNMA	5.500	04/01/35	2,814
3,282,003		FNMA	6.000	04/01/35	3,647
8,425,159		FNMA	4.500	05/01/35	8,991
11,855,628		FNMA	5.500	05/01/35	12,945
4,214,396		FNMA	6.000	05/01/35	4,676
2,026,891		FNMA	5.500	06/01/35	2,218
612,189		FNMA	5.500	06/01/35	677
558,954		FNMA	5.500	06/01/35	610
1,466,253		FNMA	5.500	06/01/35	1,605
3,180,521		FNMA	5.500	06/01/35	3,473
112,415		FNMA	7.500	06/01/35	125
1,393,505		FNMA	5.500	07/01/35	1,522
1,986,973		FNMA	6.000	07/01/35	2,198
4,772,279		FNMA	4.500	08/01/35	5,088
7,143,928		FNMA	5.000	08/01/35	7,724
7,557,674		FNMA	5.500	09/01/35	8,363
7,519,566		FNMA	5.000	10/01/35	8,130
3,742,241		FNMA	5.500	11/01/35	4,086
4,115,256	i	FNMA	2.395	02/01/36	4,326
7,375,708		FNMA	5.000	02/01/36	7,974
14,909,116		FNMA	6.000	03/01/36	16,447
2,141,201		FNMA	5.000	04/01/36	2,315
1,666,552	i	FNMA	2.385	07/01/36	1,747
3,120,298		FNMA	6.500	09/01/36	3,512
5,268,809		FNMA	6.000	12/01/36	5,812
184,572		FNMA	6.500	03/01/37	207
5,507,510		FNMA	6.500	03/01/37	6,200
3,826,844		FNMA	7.000	04/01/37	4,371
2,277,521		FNMA	6.500	08/01/37	2,560

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 6,625,367		FNMA	6.500%	08/01/37	$7,427
2,533,984		FNMA	6.000	09/01/37	2,838
3,396,038		FNMA	6.000	09/01/37	3,804
3,995,463		FNMA	6.000	09/01/37	4,475
4,541,464		FNMA	6.000	09/01/37	5,087
5,089,906		FNMA	6.500	09/01/37	5,698
701,282		FNMA	6.500	09/01/37	786
2,619,836		FNMA	6.500	09/01/37	2,933
5,976,497		FNMA	6.500	09/01/37	6,690
5,860,939		FNMA	6.500	09/01/37	6,570
8,966,422	i	FNMA	5.895	10/01/37	9,612
1,930,905		FNMA	7.000	11/01/37	2,205
467,324		FNMA	6.500	01/01/38	523
212,771		FNMA	6.500	02/01/38	239
877,895		FNMA	6.500	03/01/38	982
367,804		FNMA	6.500	03/01/38	411
3,009,330		FNMA	6.500	03/01/38	3,365
3,105,440		FNMA	5.000	04/01/38	3,357
6,437,277		FNMA	5.000	05/01/38	6,959
12,161,081		FNMA	6.000	07/01/38	13,404
4,872,212	i	FNMA	4.930	10/01/38	5,200
22,403,575		FNMA	6.000	10/01/38	24,694
8,322,342		FNMA	4.500	01/01/39	8,863
5,316,339		FNMA	5.500	01/01/39	5,793
4,803,123		FNMA	6.000	01/01/39	5,293
6,327,379		FNMA	6.000	01/01/39	6,972
9,146,882		FNMA	4.500	02/01/39	9,741
15,384,286		FNMA	4.500	02/01/39	16,384
5,075,952		FNMA	5.500	02/01/39	5,531
9,429,578		FNMA	4.000	04/01/39	10,004
11,148,408		FNMA	4.500	05/01/39	11,873
11,383,018		FNMA	4.500	08/01/39	12,123
303,000,000	h	FNMA	4.000	01/25/40	318,291
169,000,000	h	FNMA	4.500	01/25/40	179,827
192,000,000	h	FNMA	5.000	01/25/40	207,420
309,000,000	h	FNMA	5.500	01/25/40	336,471
266,000,000	h	FNMA	6.000	01/25/40	292,890
25,000,000	h	FNMA	6.500	01/25/40	27,816
31,000,000		FNMA	4.000	02/25/40	32,857
40,808,677		FNMA	4.500	09/01/40	43,461
71,389,805		FNMA	4.500	09/01/40	76,030
17,909,544		FNMA	4.000	11/01/40	18,831
31,012,201		FNMA	4.500	11/01/40	33,027
111,000,000	h	FNMA	3.500	01/25/41	114,157
27,341,716	h	FNMA	4.000	02/01/41	28,748
17,780		Government National Mortgage Association (GNMA)	9.000	06/15/16	20
3,897		GNMA	9.000	09/15/16	4
7,194		GNMA	9.000	09/15/16	8
11,060		GNMA	9.000	11/15/16	11
7,811		GNMA	9.000	12/15/16	8
3,452		GNMA	9.000	12/15/16	3
70,837		GNMA	9.500	12/15/16	80

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 33,377		GNMA	8.000%	06/15/24	$39
56,883		GNMA	8.500	11/20/30	70
66,455		GNMA	8.500	12/20/30	81
2,655,847		GNMA	5.500	07/15/33	2,998
1,289,655		GNMA	5.500	11/20/33	1,456
4,848,784		GNMA	5.500	03/20/35	5,473
2,805,238		GNMA	5.500	12/20/35	3,164
1,782,710		GNMA	6.000	10/20/36	2,021
1,870,673		GNMA	6.000	01/20/37	2,121
5,245,695		GNMA	6.000	02/20/37	5,938
4,977,312		GNMA	6.000	12/15/37	5,643
6,907,907		GNMA	5.000	04/15/38	7,659
8,854,848		GNMA	5.500	07/15/38	9,946
8,107,905		GNMA	5.500	07/20/38	9,100
2,510,768		GNMA	6.000	08/15/38	2,846
2,633,308		GNMA	6.000	08/20/38	2,977
3,459,283		GNMA	6.500	11/20/38	3,945
11,637,949		GNMA	4.500	03/15/39	12,721
12,233,591		GNMA	4.500	05/15/39	13,372
6,244,455		GNMA	5.000	06/15/39	6,965
5,649,007		GNMA	5.000	06/15/39	6,301
14,237,188		GNMA	4.500	07/20/39	15,574
4,428,156		GNMA	5.000	07/20/39	4,903
5,174,363		GNMA	4.000	08/15/39	5,559
1,731,087		GNMA	4.000	11/20/39	1,853
115,000,000	h	GNMA	4.500	01/15/40	125,296
135,000,000	h	GNMA	5.000	01/15/40	149,534
48,000,000	h	GNMA	5.500	01/15/40	53,873
155,000,000	h	GNMA	4.000	01/15/41	166,262
40,000,000	h	GNMA	6.000	01/15/41	45,275
50,000,000	h	GNMA	5.000	01/20/41	55,281
19,000,000	h	GNMA	3.500	01/15/42	19,843
91,000,000	h	GNMA	4.500	01/20/42	99,105
7,882,640		GNMA	6.500	01/15/44	8,731

		TOTAL MORTGAGE BACKED			4,057,417

MUNICIPAL BONDS - 0.5%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,175
13,000,000		Grant County Public Utility District No 2	5.630	01/01/27	14,713
16,100,000		State of California	7.625	03/01/40	19,809
15,250,000		State of Illinois	6.725	04/01/35	15,843
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	15,875

		TOTAL MUNICIPAL BONDS			68,415

U.S. TREASURY SECURITIES - 23.2%
324,372,000		United States Treasury Bond	8.000	11/15/21	506,984
22,000,000		United States Treasury Bond	6.375	08/15/27	33,347
49,175,000		United States Treasury Bond	5.250	02/15/29	67,938
154,861,000		United States Treasury Bond	5.375	02/15/31	220,726
677,000		United States Treasury Bond	4.500	02/15/36	886
111,855,000		United States Treasury Bond	3.500	02/15/39	125,819
9,070,000		United States Treasury Bond	3.875	08/15/40	10,873
86,135,000		United States Treasury Bond	4.375	05/15/41	112,231

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 16,650,000		United States Treasury Note	1.875%	06/15/12	$16,786
5,410,000		United States Treasury Note	0.625	06/30/12	5,425
30,000,000		United States Treasury Note	0.625	07/31/12	30,093
6,477,000		United States Treasury Note	1.375	10/15/12	6,540
102,500,000		United States Treasury Note	1.375	11/15/12	103,593
24,690,000		United States Treasury Note	0.625	01/31/13	24,811
30,940,000		United States Treasury Note	1.125	06/15/13	31,347
8,435,000		United States Treasury Note	0.750	08/15/13	8,505
1,575,000		United States Treasury Note	0.125	08/31/13	1,572
25,195,000		United States Treasury Note	3.125	08/31/13	26,396
81,829,000		United States Treasury Note	3.125	09/30/13	85,911
3,835,000		United States Treasury Note	0.500	10/15/13	3,852
2,230,000		United States Treasury Note	0.250	10/31/13	2,230
62,337,000		United States Treasury Note	2.750	10/31/13	65,159
68,179,000		United States Treasury Note	2.000	11/30/13	70,429
30,000,000		United States Treasury Note	0.125	12/31/13	29,925
6,467,000		United States Treasury Note	2.250	05/31/14	6,766
6,830,000		United States Treasury Note	0.250	09/15/14	6,813
5,485,000		United States Treasury Note	0.500	10/15/14	5,508
22,415,000		United States Treasury Note	2.125	11/30/14	23,543
19,897,000		United States Treasury Note	2.500	04/30/15	21,234
147,421,000		United States Treasury Note	2.125	05/31/15	155,633
37,717,000		United States Treasury Note	1.875	06/30/15	39,520
70,952,000		United States Treasury Note	1.750	07/31/15	74,056
26,332,500		United States Treasury Note	1.250	09/30/15	27,016
18,485,000		United States Treasury Note	1.250	10/31/15	18,959
9,900,000		United States Treasury Note	2.250	03/31/16	10,560
9,800,000		United States Treasury Note	2.375	03/31/16	10,494
34,000,000		United States Treasury Note	1.500	06/30/16	35,161
88,150,000		United States Treasury Note	1.000	08/31/16	89,114
202,103,000		United States Treasury Note	1.000	10/31/16	204,060
10,000,000		United States Treasury Note	3.125	10/31/16	11,088
175,480,000		United States Treasury Note	0.875	11/30/16	176,014
10,000,000		United States Treasury Note	0.875	12/31/16	10,018
92,420,000		United States Treasury Note	2.375	05/31/18	99,106
125,000,000		United States Treasury Note	2.250	07/31/18	132,949
68,365,000		United States Treasury Note	1.750	10/31/18	70,363
29,000,000		United States Treasury Note	1.375	11/30/18	29,100
40,000,000		United States Treasury Note	1.375	12/31/18	40,075
319,500		United States Treasury Note	2.625	11/15/20	344
5,630,900		United States Treasury Note	2.125	08/15/21	5,775
140,079,000		United States Treasury Note	3.750	08/15/41	164,746
22,000,000		United States Treasury Note	3.125	11/15/41	23,048
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	16,566

		TOTAL U.S. TREASURY SECURITIES			3,099,007

		TOTAL GOVERNMENT BONDS			8,966,158

		(Cost $8,520,536)

STRUCTURED ASSETS - 4.5%

ASSET BACKED - 1.2%
4,950,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	4,984
		Series - 2010 3 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,350,000		AmeriCredit Automobile Receivables Trust	2.850%	08/08/16	$5,313
		Series - 2011 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
1,450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	1,466
		Series - 2010 5A (Class A)
2,360,274	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	1,265
		Series - 2004 2 (Class 1M1)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	403
		Series - 2004 2 (Class 1M2)
927,250	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	208
		Series - 2004 2 (Class 1B)
2,722,641		CIT Group Home Equity Loan Trust	6.200	02/25/30	2,715
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	105
		Series - 2002 2 (Class MF2)
2,979		CIT Group Home Equity Loan Trust	6.830	06/25/33	0	^
		Series - 2002 2 (Class BF)
5,606,004		Citicorp Mortgage Securities, Inc	5.706	07/25/36	5,615
		Series - 2006 1 (Class A3)
1,015,481	i	Countrywide Asset-Backed Certificates	0.704	05/25/36	900
		Series - 2004 AB2 (Class A3)
4,229,030	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	4,149
		Series - 2006 15 (Class A2)
595,641	i	Countrywide Home Equity Loan Trust	0.498	02/15/29	384
		Series - 2004 B (Class 1A)
3,183,801	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	3,056
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	5,201
		Series - 2011 LC1A (Class C)
13,144,479	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	12,334
		Series - 2007 1A (Class AF3)
2,725,000		Ford Credit Auto Owner Trust	3.210	07/15/17	2,746
		Series - 2011 A (Class D)
578,551		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	574
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,090
		Series - 2006 HLTV (Class A4)
3,540,721	i	Irwin Home Equity Corp	0.674	02/25/34	2,849
		Series - 2005 A (Class A3)
21,110,851		Lehman XS Trust	6.500	06/25/46	11,924
		Series - 2006 13 (Class 2A1)
2,643,015	i	Long Beach Mortgage Loan Trust	0.794	02/25/35	2,605
		Series - 2005 1 (Class M1)
801,335	i	Morgan Stanley ABS Capital I	0.334	01/25/37	787
		Series - 2007 HE2 (Class A2A)
2,886,016	i	Park Place Securities, Inc	1.239	09/25/34	2,555
		Series - 2004 WHQ1 (Class M1)
42,628	i	Renaissance Home Equity Loan Trust	0.734	08/25/33	35
		Series - 2003 2 (Class A)
8,025,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	3,186
		Series - 2006 3 (Class AF3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 8,412,417	i	Residential Asset Mortgage Products, Inc	0.914%	11/25/34	$7,693
		Series - 2004 RS11 (Class M1)
436,837	i	Residential Asset Securities Corp	6.489	10/25/30	397
		Series - 2001 KS2 (Class AI6)
2,675,048	i	Residential Asset Securities Corp	0.724	04/25/35	2,341
		Series - 2005 KS3 (Class M3)
398,305		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	395
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	11,364
		Series - 2006 HI5 (Class A3)
3,509,927		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	2,732
		Series - 2005 HI1 (Class A5)
4,768,419		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	4,316
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,168
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	266
		Series - 2006 HI1 (Class M2)
17,991,251		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	16,045
		Series - 2006 HI4 (Class A3)
1,988,439	i	Securitized Asset Backed Receivables LLC Trust	0.444	03/25/36	1,924
		Series - 2006 NC2 (Class A2)
6,000,000	g	SLM Student Loan Trust	4.370	04/17/28	6,093
		Series - 2011 A (Class A2)
2,000,000	g	SLM Student Loan Trust	3.740	02/15/29	1,952
		Series - 2011 B (Class A2)
4,822,691	i	Soundview Home Equity Loan Trust	0.404	10/25/36	4,734
		Series - 2006 EQ1 (Class A2)
1,739,328	i	Structured Asset Investment Loan Trust	0.694	05/25/35	1,661
		Series - 2005 4 (Class M1)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	8,462
		Series - 2010 VNO (Class C)
1,256,855	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	1,037
		Series - 2006 N1 (Class N1)
2,608,971	g,i	Wachovia Loan Trust	0.654	05/25/35	2,019
		Series - 2005 SD1 (Class A)
2,837,413	i	Wells Fargo Home Equity Trust	0.434	07/25/36	2,467
		Series - 2006 2 (Class A3)
540,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	583
		Series - 2010 A (Class M)
5,000,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	5,523
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			161,621

OTHER MORTGAGE BACKED - 3.3%
4,094,000	i	Banc of America Commercial Mortgage, Inc	4.767	07/10/43	3,743
		Series - 2005 3 (Class AJ)
10,500,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	10,780
		Series - 2006 4 (Class AM)
9,773,000	i	Banc of America Commercial Mortgage, Inc	5.633	04/10/49	10,445
		Series - 2007 2 (Class A4)
302,357		Bank of America Alternative Loan Trust	5.500	09/25/19	302
		Series - 2004 8 (Class 3A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 4,980,351		Bear Stearns Asset Backed Securities Trust	5.250%	04/25/35	$4,447
		Series - 2005 AC2 (Class 1A)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	3,918
		Series - 2006 PW14 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	6,968
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	6,657
		Series - 2006 T24 (Class AM)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	11,167
		Series - 2004 T16 (Class A6)
1,290,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,420
		Series - 2007 PW17 (Class A4)
2,695,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	2,980
		Series - 2007 PW18 (Class A4)
5,625,000	g	Commercial Mortgage Pass Through Certificates	2.555	12/10/12	5,625
		Series - 2011 STRT (Class A)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	9,114
		Series - 2007 C9 (Class AM)
5,856,785		Countrywide Alternative Loan Trust	5.500	08/25/16	5,853
		Series - 2004 30CB (Class 1A15)
4,920,897		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	4,645
		Series - 2005 6 (Class 1A10)
2,712,703		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	2,577
		Series - 2005 12 (Class 1A5)
1,523,174		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	1,518
		Series - 2005 J3 (Class 1A1)
4,482,000	g,i	Credit Suisse Mortgage Capital Certificates	0.458	04/15/22	4,047
		Series - 2007 TF2A (Class A1)
14,450,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	13,748
		Series - 2009 RR1 (Class A3C)
3,700,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	3,775
		Series - 2003 C3 (Class B)
9,863,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	10,797
		Series - 2005 C5 (Class A4)
5,399,141	i	GMAC Mortgage Corp Loan Trust	4.557	10/19/33	5,528
		Series - 2003 AR1 (Class A5)
27,604,000	i	Greenwich Capital Commercial Funding Corp	5.882	07/10/38	28,006
		Series - 2006 GG7 (Class AM)
19,762,248		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	21,318
		Series - 2007 GG11 (Class A4)
8,762,000	g	GS Mortgage Securities Corp II	5.148	08/10/43	8,229
		Series - 2010 C1 (Class B)
5,910,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	5,992
		Series - 2010 C2 (Class B)
4,670,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	4,225
		Series - 2010 C2 (Class C)
2,062,756	i	GSR Mortgage Loan Trust	2.765	01/25/36	1,937
		Series - 2006 AR1 (Class 2A2)
1,280,000	g,i	HVB Mortgage Capital Corp	2.326	09/10/22	1,237
		Series - 2003 FL1A (Class J)
1,045,192	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.458	02/15/20	1,025
		Series - 2006 FL1A (Class A2)
1,290,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.075	11/15/43	1,256
		Series - 2010 C2 (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,500,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.528%	11/15/43	$2,408
		Series - 2010 C2 (Class C)
11,025,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	11,224
		Series - 2006 LDP8 (Class AM)
7,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	5,864
		Series - 2006 LDP8 (Class AJ)
6,455,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.251	07/15/46	5,508
		Series - 2011 C4 (Class C)
4,695,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	4,979
		Series - 2006 LDP9 (Class A3)
1,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.817	06/15/49	1,488
		Series - 2007 LD11 (Class A4)
2,011,006	i	JP Morgan Mortgage Trust	4.307	04/25/35	2,003
		Series - 2005 A2 (Class 5A1)
3,774,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	4,032
		Series - 2005 C1 (Class A4)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	8,052
		Series - 2005 C2 (Class A5)
5,425,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	5,787
		Series - 2007 C2 (Class A3)
20,307,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	20,273
		Series - 2007 C1 (Class AM)
2,594,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	2,841
		Series - 2007 C6 (Class A4)
2,722,767		MASTER Asset Securitization Trust	5.000	05/25/35	2,708
		Series - 2005 1 (Class 2A5)
3,729,128	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	3,910
		Series - 2005 CIP1 (Class AM)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.430	02/12/39	5,171
		Series - 2006 1 (Class A4)
12,565,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	13,527
		Series - 2006 4 (Class A3)
13,200,000	i	Morgan Stanley Capital I	5.447	02/12/44	14,440
		Series - 2007 HQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.364	03/15/44	7,090
		Series - 2007 IQ13 (Class A4)
3,550,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	2,969
		Series - 2011 C1 (Class D)
6,560,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	5,797
		Series - 2011 C1 (Class C)
3,075,000	i	Morgan Stanley Capital I	5.544	11/12/49	3,181
		Series - 2007 T25 (Class AM)
3,600,000	i	Nomura Asset Securities Corp	7.070	03/15/30	3,770
		Series - 1998 D6 (Class A2)
6,714,000	g,i	RBSCF Trust	4.673	04/15/24	6,160
		Series - 2010 MB1 (Class D)
8,254,637		Residential Accredit Loans, Inc	6.000	06/25/36	4,776
		Series - 2006 QS7 (Class A3)
15,164,302	i	Residential Accredit Loans, Inc	0.484	05/25/46	7,445
		Series - 2006 QO5 (Class 2A1)
4,698,119	i	Residential Funding Mortgage Securities I, Inc	2.886	08/25/35	3,816
		Series - 2005 SA3 (Class 2A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,293,516	i	Structured Adjustable Rate Mortgage Loan Trust	0.674%	03/25/35	$1,228
		Series - 2005 6XS (Class A3)
1,567,101	i	Wachovia Bank Commercial Mortgage Trust	4.957	08/15/35	1,572
		Series - 2003 C6 (Class A3)
4,082,000		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	4,125
		Series - 2007 C30 (Class A3)
9,725,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	8,101
		Series - 2007 C30 (Class AM)
17,352,000	i	Wachovia Bank Commercial Mortgage Trust	5.970	06/15/45	17,973
		Series - 2006 C26 (Class AM)
3,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	3,109
		Series - 2007 C34 (Class AM)
7,595,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	8,013
		Series - 2007 C31 (Class A5)
3,660,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	3,619
		Series - 2006 C29 (Class AM)
15,255,000	i	Wachovia Bank Commercial Mortgage Trust	5.368	11/15/48	9,660
		Series - 2006 C29 (Class AJ)
6,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	6,632
		Series - 2007 C33 (Class A4)
6,565,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	6,988
		Series - 2007 C33 (Class A5)
2,011,560		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	2,020
		Series - 2005 2 (Class 1A1)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	10/15/57	4,758
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			440,296

		TOTAL STRUCTURED ASSETS			601,917

		(Cost $619,247)

		TOTAL BONDS			13,174,563

		(Cost $12,581,199)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	626
1,527,061	*	Federal National Mortgage Association	8.250	12/30/49	2,107

		TOTAL BANKS			2,733

		TOTAL PREFERRED STOCKS			2,733

		(Cost $49,941)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 19.3%
GOVERNMENT AGENCY DEBT - 2.5%
$ 30,000,000	d	Federal Home Loan Bank (FHLB)	0.013	02/01/12	29,999
150,000,000	d	FHLB	0.013	02/22/12	149,997
9,830,000		FHLB	0.009	02/24/12	9,830
37,675,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.047	01/09/12	37,674

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 19,250,000	d	FHLMC	0.071%	05/29/12	$19,249
39,240,000	d	Federal National Mortgage Association (FNMA)	0.009	01/25/12	39,239
50,000,000	d	FNMA	0.022	02/22/12	49,996

		TOTAL GOVERNMENT AGENCY DEBT			335,984

TREASURY DEBT - 16.8%
100,000,000	d	United States Treasury Bill	0.017	01/05/12	100,000
100,000,000	d	United States Treasury Bill	0.024	01/12/12	99,999
19,160,000	d	United States Treasury Bill	0.005	01/26/12	19,160
250,000,000	d	United States Treasury Bill	0.032	02/09/12	249,990
9,000,000	d	United States Treasury Bill	0.047	02/16/12	8,999
50,000,000	d	United States Treasury Bill	0.036	03/01/12	49,999
100,000,000	d	United States Treasury Bill	0.036	03/08/12	99,996
49,000,000	d	United States Treasury Bill	0.012	03/15/12	48,998
12,950,000	d	United States Treasury Bill	0.025	03/22/12	12,950
153,000,000	d	United States Treasury Bill	0.028	04/12/12	152,993
225,085,000	d	United States Treasury Bill	0.031	04/19/12	225,071
76,000,000	d	United States Treasury Bill	0.027	05/03/12	75,994
350,000,000	d	United States Treasury Bill	0.032	05/10/12	349,962
82,800,000	d	United States Treasury Bill	0.029	05/17/12	82,789
70,000,000	d	United States Treasury Bill	0.034	05/24/12	69,990
173,340,000	d	United States Treasury Bill	0.048	05/31/12	173,310
50,000,000	d	United States Treasury Bill	0.030	06/07/12	49,990
60,000,000	d	United States Treasury Bill	0.030	06/14/12	59,986
100,000,000	d	United States Treasury Bill	0.037	07/26/12	99,969
100,000,000	d	United States Treasury Bill	0.049	08/23/12	99,955
107,000,000	d	United States Treasury Bill	0.076	10/18/12	106,927

		TOTAL TREASURY DEBT			2,237,027

		TOTAL SHORT-TERM INVESTMENTS			2,573,011

		(Cost $2,573,005)

		TOTAL INVESTMENTS - 117.9%			15,762,090
		(Cost $15,216,009)
		OTHER ASSETS & LIABILITIES, NET - (17.9)%			(2,393,398)

		NET ASSETS - 100.0%			$13,368,692

*		Non-income producing.
^		Amount represents less than $1,000.
d		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such secutities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2011 the aggregate value of these securities amounted to $993,693,000 or 7.4% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon rate reflects the rate at period end.
j		Zero coupon
m		Indicates a security that has been deemed illiquid.
n		In default.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS
December 31, 2011

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 98.4%

U.S. TREASURY SECURITIES - 98.4%
	k	United States Treasury Inflation Indexed Bonds
$ 199,101,105		0.625%, 04/15/13	$202,461
344,102,972		1.875%, 07/15/13	359,830
349,681,737		2.000%, 01/15/14	370,307
236,779,935		1.250%, 04/15/14	248,120
330,559,472		2.000%, 07/15/14	356,152
299,936,170		1.625%, 01/15/15	323,486
225,482,946		0.500%, 04/15/15	235,929
283,584,504		1.875%, 07/15/15	312,740
270,899,582		2.000%, 01/15/16	302,794
332,785,740		0.125%, 04/15/16	346,929
274,227,273		2.500%, 07/15/16	317,161
231,090,241		2.375%, 01/15/17	268,245
208,675,140		2.625%, 07/15/17	248,405
231,358,083		1.625%, 01/15/18	263,459
217,994,532		1.375%, 07/15/18	246,811
215,677,970		2.125%, 01/15/19	256,354
234,370,500		1.875%, 07/15/19	276,136
257,905,656		1.375%, 01/15/20	293,650
284,107,293		1.250%, 07/15/20	321,352
393,801,053		1.125%, 01/15/21	439,180
397,648,386		0.625%, 07/15/21	425,391
386,520,635		2.375%, 01/15/25	491,424
270,186,538		2.000%, 01/15/26	332,118
220,862,628		2.375%, 01/15/27	285,241
216,063,914		1.750%, 01/15/28	259,834
296,835,000		3.625%, 04/15/28	441,357
210,826,534		2.500%, 01/15/29	281,272
291,857,286		3.875%, 04/15/29	454,772
88,354,982		3.375%, 04/15/32	136,087
165,160,446		2.125%, 02/15/40	221,638
288,382,600		2.125%, 02/15/41	389,519
		United States Treasury Note
52,000,000		0.250%, 09/15/14	51,869
21,000,000		1.000%, 08/31/16	21,230
11,000,000		2.250%, 07/31/18	11,700
4,000,000		2.125%, 08/15/21	4,104

		TOTAL U.S. TREASURY SECURITIES	9,797,057

		TOTAL GOVERNMENT BONDS	9,797,057

		(Cost $8,557,136)

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.6%
$ 2,995,000	Federal Farm Credit Bank (FFCB)	0.005%	01/03/12	$2,995
2,870,000	Federal Home Loan Bank (FHLB)	0.051	05/18/12	2,870
11,875,000	FHLB	0.014	02/10/12	11,875
1,300,000	Federal Home Loan Mortgage Corp (FHLMC)	0.048	04/23/12	1,300
12,190,000	FHLMC	0.067	06/11/12	12,187
1,605,000	FHLMC	0.046	01/24/12	1,605
9,835,000	FHLMC	0.014	03/05/12	9,835
5,370,000	Federal National Mortgage Association (FNMA)	0.013	03/08/12	5,370
8,425,000	FNMA	0.011	02/08/12	8,425

				56,462

TREASURY DEBT - 0.3%
20,000,000	United States Treasury Bill	0.030	06/14/12	19,995
8,400,000	United States Treasury Bill	0.019	03/29/12	8,400
1,900,000	United States Treasury Note	0.875	01/31/12	1,901

				30,296

	TOTAL SHORT-TERM INVESTMENTS			86,758

	(Cost $86,757)
	TOTAL INVESTMENTS - 99.3%			9,883,815
	(Cost $8,643,893)
	OTHER ASSETS AND LIABILITIES, NET - 0.7%			66,481

	NET ASSETS - 100.0%			$9,950,296

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 39.1%

CORPORATE BONDS - 10.5%

AUTOMOBILES & COMPONENTS - 0.1%
$ 2,350,000		BorgWarner, Inc	4.625%	09/15/20	$2,497
4,750,000		Johnson Controls, Inc	2.600	12/01/16	4,792
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,615

		TOTAL AUTOMOBILES & COMPONENTS			10,904

BANKS - 2.3%
3,400,000		Bank of New York Mellon Corp	4.300	05/15/14	3,648
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,215
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,185
5,000,000		Bank of New York Mellon Corp	2.300	07/28/16	5,016
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,049
4,750,000	e	Bank of New York Mellon Corp	3.550	09/23/21	4,819
6,120,000	e,g	Bank of Nova Scotia	1.450	07/26/13	6,191
14,090,000	e,g	Bank of Nova Scotia	1.650	10/29/15	14,073
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	9,869
5,000,000		BB&T Corp	3.375	09/25/13	5,172
5,000,000		BB&T Corp	3.850	07/27/27	5,082
5,000,000		Capital One Bank USA NA	8.800	07/15/19	5,720
3,500,000		Capital One Capital V	8.875	05/15/40	3,633
4,750,000	i	Capital One Financial Corp	1.553	07/15/14	4,598
6,500,000		Capital One Financial Corp	2.125	07/15/14	6,417
7,250,000		Capital One Financial Corp	3.150	07/15/16	7,281
6,900,000		Comerica, Inc	3.000	09/16/15	7,049
8,800,000	g	Depfa ACS Bank	5.125	03/16/37	6,291
2,375,000	e	Discover Bank	7.000	04/15/20	2,485
8,750,000		First Horizon National Corp	5.375	12/15/15	8,857
5,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	5,265
10,400,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,980
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,527
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	5,715
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	5,210
6,100,000		Northern Trust Corp	4.625	05/01/14	6,561
5,000,000		PNC Funding Corp	3.625	02/08/15	5,252
4,750,000		PNC Funding Corp	2.700	09/19/16	4,835
5,000,000		PNC Funding Corp	5.125	02/08/20	5,650
3,000,000		State Street Corp	4.300	05/30/14	3,211
4,650,000	e	SVB Financial Group	5.375	09/15/20	4,764
11,000,000	e,g	Toronto-Dominion Bank	1.625	09/14/16	10,855
3,000,000		US Bancorp	4.950	10/30/14	3,260
5,000,000	e	US Bancorp	2.875	11/20/14	5,211
4,750,000		US Bancorp	2.200	11/15/16	4,796
2,500,000		USB Capital XIII Trust	6.625	12/15/39	2,540

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,000,000		Webster Bank	5.875%	01/15/13	$5,086
4,000,000		Zions Bancorporation	7.750	09/23/14	4,241

		TOTAL BANKS			218,609

CAPITAL GOODS - 0.7%
2,500,000		3M Co	6.375	02/15/28	3,348
8,200,000		Caterpillar, Inc	1.375	05/27/14	8,296
5,330,000		Caterpillar, Inc	5.200	05/27/41	6,384
5,000,000		Danaher Corp	1.300	06/23/14	5,072
5,000,000		Danaher Corp	2.300	06/23/16	5,197
1,800,000		Deere & Co	5.375	10/16/29	2,262
4,340,000		Deere & Co	8.100	05/15/30	6,554
6,000,000		Fluor Corp	3.375	09/15/21	6,075
2,500,000	g	Illinois Tool Works, Inc	4.875	09/15/41	2,845
3,150,000		Masco Corp	7.125	03/15/20	3,179
5,155,000		Pall Corp	5.000	06/15/20	5,836
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,357
5,000,000		Timken Co	6.000	09/15/14	5,411

		TOTAL CAPITAL GOODS			63,816

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,332
4,750,000		Waste Management, Inc	2.600	09/01/16	4,821
2,730,000		Waste Management, Inc	4.600	03/01/21	2,958

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,111

CONSUMER DURABLES & APPAREL - 0.2%
2,500,000		Whirlpool Corp	8.000	05/01/12	2,556
1,100,000		Whirlpool Corp	8.600	05/01/14	1,228
9,750,000	i	Xerox Corp	1.281	05/16/14	9,607
2,500,000	e	Xerox Corp	4.500	05/15/21	2,534

		TOTAL CONSUMER DURABLES & APPAREL			15,925

CONSUMER SERVICES - 0.3%
2,000,000		American National Red Cross	5.392	11/15/12	2,017
4,000,000		American National Red Cross	5.567	11/15/17	4,161
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,379
1,250,000		McDonald’s Corp	5.000	02/01/19	1,483
7,550,000		Nature Conservancy	6.300	07/01/19	8,963
5,145,000		Salvation Army	5.637	09/01/26	5,629

		TOTAL CONSUMER SERVICES			27,632

DIVERSIFIED FINANCIALS - 0.7%
1,675,000		American Express Co	7.000	03/19/18	2,024
3,325,000		American Express Co	8.125	05/20/19	4,299
2,200,000		Ameriprise Financial, Inc	5.300	03/15/20	2,367
4,750,000	i	Berkshire Hathaway, Inc	1.157	08/15/14	4,761
4,750,000		Berkshire Hathaway, Inc	2.200	08/15/16	4,890
5,000,000		BlackRock, Inc	4.250	05/24/21	5,227
5,000,000		Caterpillar Financial Services Corp	1.125	12/15/14	5,006
1,000,000		Eaton Vance Corp	6.500	10/02/17	1,122

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,000,000		Ford Motor Credit Co LLC	3.875%	01/15/15	$4,981
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,343
4,950,000		Ford Motor Credit Co LLC	5.000	05/15/18	4,963
3,500,000		Ford Motor Credit Co LLC	5.875	08/02/21	3,648
7,500,000	g	Harley-Davidson Financial Services, Inc	3.875	03/15/16	7,769
9,750,000		John Deere Capital Corp	1.250	12/02/14	9,856
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,268

		TOTAL DIVERSIFIED FINANCIALS			71,524

ENERGY - 0.8%
5,500,000		Apache Corp	5.100	09/01/40	6,428
1,750,000	e	Chesapeake Energy Corp	6.500	08/15/17	1,864
1,500,000		Chesapeake Energy Corp	6.625	08/15/20	1,609
2,630,000		Chesapeake Energy Corp	6.125	02/15/21	2,702
2,500,000		Devon Energy Corp	6.300	01/15/19	3,058
2,000,000		Devon Energy Corp	5.600	07/15/41	2,405
5,000,000		Diamond Offshore Drilling, Inc	4.875	07/01/15	5,425
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,225
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,267
5,000,000		EQT Corp	8.125	06/01/19	5,865
4,750,000		EQT Corp	4.875	11/15/21	4,795
2,500,000		Hess Corp	8.125	02/15/19	3,209
4,000,000		Hess Corp	6.000	01/15/40	4,733
2,000,000		Hess Corp	5.600	02/15/41	2,235
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,786
1,870,000		Marathon Petroleum Corp	3.500	03/01/16	1,903
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,251
5,000,000		SEACOR Holdings, Inc	7.375	10/01/19	5,274
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,550
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	2,951
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,407

		TOTAL ENERGY			78,942

FOOD & STAPLES RETAILING - 0.1%
7,250,000		Safeway, Inc	3.400	12/01/16	7,435
4,100,000		Safeway, Inc	3.950	08/15/20	4,049
2,500,000		Sysco Corp	6.625	03/17/39	3,601

		TOTAL FOOD & STAPLES RETAILING			15,085

FOOD, BEVERAGE & TOBACCO - 0.5%
5,900,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	5,919
4,750,000		Coca-Cola Enterprises, Inc	2.000	08/19/16	4,721
1,100,000		General Mills, Inc	5.650	02/15/19	1,305
7,650,000		HJ Heinz Co	2.000	09/12/16	7,723
1,600,000	g	HJ Heinz Finance Co	7.125	08/01/39	2,207
2,000,000		JM Smucker Co	3.500	10/15/21	2,046
5,000,000	e	Kellogg Co	1.875	11/17/16	5,020
2,500,000		Kellogg Co	4.150	11/15/19	2,705
4,900,000		Kellogg Co	4.000	12/15/20	5,186
5,000,000		Kraft Foods, Inc	2.625	05/08/13	5,108
5,000,000		Kraft Foods, Inc	6.500	02/09/40	6,505
2,500,000	e	PepsiCo, Inc	0.875	10/25/13	2,512

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,000,000		PepsiCo, Inc	2.500%	05/10/16	$5,202
428,000		PepsiCo, Inc	7.900	11/01/18	578

		TOTAL FOOD, BEVERAGE & TOBACCO			56,737

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,618
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,569
4,750,000		Becton Dickinson and Co	1.750	11/08/16	4,786
3,500,000		Medtronic, Inc	4.750	09/15/15	3,920
2,650,000		Medtronic, Inc	4.450	03/15/20	2,990
2,500,000		Medtronic, Inc	6.500	03/15/39	3,445
5,000,000		Providence Health & Services	5.050	10/01/14	5,581

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			27,909

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
3,750,000		Clorox Co	3.800	11/15/21	3,820
2,250,000		Ecolab, Inc	4.350	12/08/21	2,403

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			6,223

INSURANCE - 0.4%
2,500,000		Aflac, Inc	6.900	12/17/39	2,780
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	3,483
4,150,000		Lincoln National Corp	4.300	06/15/15	4,298
2,000,000		Markel Corp	6.800	02/15/13	2,075
2,500,000		Markel Corp	7.125	09/30/19	2,903
7,500,000		Markel Corp	5.350	06/01/21	7,854
5,300,000		Markel Corp	7.350	08/15/34	5,956
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	2,645
3,000,000		Progressive Corp	6.375	01/15/12	3,004
3,100,000		Progressive Corp	3.750	08/23/21	3,221
5,000,000		Protective Life Corp	7.375	10/15/19	5,549
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,379

		TOTAL INSURANCE			46,147

MATERIALS - 0.6%
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,761
4,750,000		Air Products & Chemicals, Inc	3.000	11/03/21	4,822
2,800,000		Airgas, Inc	4.500	09/15/14	2,967
3,650,000		Alcoa, Inc	5.400	04/15/21	3,657
1,000,000		Ball Corp	6.750	09/15/20	1,088
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,768
1,750,000		Bemis Co, Inc	4.500	10/15/21	1,854
5,000,000		Cliffs Natural Resources, Inc	6.250	10/01/40	4,925
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,618
2,650,000		International Paper Co	7.300	11/15/39	3,224
5,000,000		International Paper Co	6.000	11/15/41	5,428
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,809
5,000,000		Praxair, Inc	4.375	03/31/14	5,363
2,500,000		Praxair, Inc	5.250	11/15/14	2,806
5,000,000		Praxair, Inc	4.500	08/15/19	5,718

		TOTAL MATERIALS			58,808

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MEDIA - 0.4%
$ 3,500,000	e	Time Warner Cable, Inc	3.500%	02/01/15	$3,668
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	4,086
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	4,898
5,000,000		Time Warner Cable, Inc	4.125	02/15/21	5,135
5,000,000		Time Warner Cable, Inc	4.000	09/01/21	5,059
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	3,981
5,000,000		Time Warner Cable, Inc	5.500	09/01/41	5,269
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	5,385

		TOTAL MEDIA			37,481

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
3,100,000		Abbott Laboratories	2.700	05/27/15	3,251
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,382
10,000,000	i	Johnson & Johnson	0.547	05/15/14	10,024
4,600,000	e	Johnson & Johnson	2.150	05/15/16	4,798
4,600,000		Johnson & Johnson	4.500	09/01/40	5,225
8,080,000		Life Technologies Corp	3.500	01/15/16	8,114
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,188

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			38,982

REAL ESTATE - 0.4%
1,000,000		AMB Property LP	7.625	08/15/14	1,095
3,500,000		Boston Properties LP	3.700	11/15/18	3,574
3,011,000		Federal Realty Investment Trust	6.000	07/15/12	3,063
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,515
5,325,000		HCP, Inc	3.750	02/01/16	5,418
3,665,000		Health Care REIT, Inc	3.625	03/15/16	3,607
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,437
2,500,000		Kilroy Realty Corp	5.000	11/03/15	2,571
3,400,000		Kilroy Realty LP	4.800	07/15/18	3,358
3,125,000		Simon Property Group LP	2.800	01/30/17	3,192
5,750,000		Washington Real Estate Investment Trust	5.125	03/15/13	5,900
7,500,000		Washington Real Estate Investment Trust	4.950	10/01/20	7,844

		TOTAL REAL ESTATE			44,574

RETAILING - 0.2%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,535
3,050,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	3,408
1,450,000		Nordstrom, Inc	4.000	10/15/21	1,512
5,095,000		O’Reilly Automotive, Inc	4.625	09/15/21	5,342
500,000		Staples, Inc	9.750	01/15/14	572
4,350,000		Target Corp	1.125	07/18/14	4,382

		TOTAL RETAILING			20,751

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
4,750,000		Intel Corp	1.950	10/01/16	4,883
7,500,000		Texas Instruments, Inc	2.375	05/16/16	7,813

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,696

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SOFTWARE & SERVICES - 0.2%
$ 5,000,000		Adobe Systems, Inc	3.250%	02/01/15	$5,248
5,000,000		International Business Machines Corp	1.000	08/05/13	5,039
8,055,000		International Business Machines Corp	1.950	07/22/16	8,290
3,550,000		Symantec Corp	2.750	09/15/15	3,609

		TOTAL SOFTWARE & SERVICES			22,186

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
666,000		Cisco Systems, Inc	2.900	11/17/14	705
1,955,000		Hewlett-Packard Co	4.500	03/01/13	2,011
4,750,000	e,i	Hewlett-Packard Co	2.109	09/19/14	4,727
4,750,000		Hewlett-Packard Co	3.300	12/09/16	4,850
2,030,000		Hewlett-Packard Co	3.750	12/01/20	2,004
5,000,000		Xerox Corp	8.250	05/15/14	5,642
2,500,000		Xerox Corp	4.250	02/15/15	2,635

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,574

TELECOMMUNICATION SERVICES - 0.0%
4,750,000	e	American Tower REIT, Inc	5.900	11/01/21	4,994
3,235,000		Sprint Nextel Corp	6.000	12/01/16	2,685

		TOTAL TELECOMMUNICATION SERVICES			7,679

TRANSPORTATION - 0.2%
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	5,101
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,317
2,000,000		CSX Corp	4.750	05/30/42	2,064
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,894
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,073
2,500,000		Norfolk Southern Corp	5.590	05/17/25	2,888
4,815,000		Norfolk Southern Corp	5.640	05/17/29	5,924
		United Parcel Service of America, Inc (Step Bond 8.375%
1,360,000		until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,992
5,000,000	e	United Parcel Service, Inc	3.125	01/15/21	5,304

		TOTAL TRANSPORTATION			33,557

UTILITIES - 1.2%
7,850,000		American Water Capital Corp	6.085	10/15/17	9,131
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,871
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,643
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	5,620
2,000,000		CenterPoint Energy Resources Corp	5.850	01/15/41	2,305
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,400
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,403
8,000,000		Detroit Edison Co	3.900	06/01/21	8,742
5,000,000	i	DTE Energy Co	1.227	06/03/13	4,995
2,738,456	g	Great River Energy	5.829	07/01/17	3,110
850,000		Idaho Power Co	4.750	11/15/12	875
5,000,000		Idaho Power Co	5.500	04/01/33	5,780
2,500,000		Idaho Power Co	6.250	10/15/37	3,217
7,500,000	g	International Transmission Co	4.450	07/15/13	7,775
2,000,000		Laclede Gas Co	6.150	06/01/36	2,516
6,000,000		Nevada Power Co	6.650	04/01/36	8,039

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,000,000		Nevada Power Co	5.375%	09/15/40	$1,174
3,335,000		Nevada Power Co	5.450	05/15/41	3,962
2,000,000		Nicor, Inc	6.580	02/15/28	2,487
5,000,000		Northeast Utilities	5.650	06/01/13	5,288
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,836
1,600,000		NSTAR Electric Co	5.500	03/15/40	1,968
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,591
4,650,000		Pacific Gas & Electric Co	3.250	09/15/21	4,718
4,750,000		Pacific Gas & Electric Co	5.800	03/01/37	5,785
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	4,361
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,039
3,850,000		Portland General Electric Co	6.100	04/15/19	4,746
630,000		Public Service Co of Colorado	4.750	08/15/41	722
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,656
620,000		San Diego Gas & Electric Co	6.000	06/01/39	849
1,380,000		San Diego Gas & Electric Co	3.950	11/15/41	1,413
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,910
1,000,000		Wisconsin Power & Light Co	5.000	07/15/19	1,161

		TOTAL UTILITIES			132,088

		TOTAL CORPORATE BONDS			1,083,940

		(Cost $1,012,810)

GOVERNMENT BONDS 26.4%

AGENCY SECURITIES - 3.5%
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,601
4,635,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	4,845
3,000,000		FHLMC	3.500	05/29/13	3,133
3,000,000		Federal National Mortgage Association (FNMA)	2.500	05/15/14	3,131
10,000,000		FNMA	2.625	11/20/14	10,580
2,000,000		FNMA	1.125	07/30/12	2,011
6,000,000		FNMA	1.250	08/20/13	6,084
21,700,089		AMAL Ltd	3.465	08/21/21	22,815
7,524,717		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,684
8,643,145		COP I LLC	3.613	12/05/21	9,581
8,489,391		Gate Capital Cayman Two	3.550	06/11/21	8,946
4,000,000	j	Government Trust Certificate	0.000	04/01/21	3,080
4,865,000	g	Montefiore Medical Center	3.896	05/20/27	5,207
1,498,114		National Credit Union Administration	1.840	10/07/20	1,507
2,750,000	m	NCUA Guaranteed Notes	3.450	06/12/21	2,962
3,850,000	j	Overseas Private Investment Corp	0.000	07/12/14	3,999
4,700,000	j	Overseas Private Investment Corp	0.000	07/12/14	5,251
1,236,434	j	Overseas Private Investment Corp	0.000	12/14/14	1,270
3,000,000	j	Overseas Private Investment Corp	0.000	12/14/14	3,444
12,750,000	j	Overseas Private Investment Corp	0.000	11/17/16	12,865
3,000,000	j,m	Overseas Private Investment Corp	1.900	04/30/18	3,015

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,750,000	m	Overseas Private Investment Corp	1.300%	06/15/19	$2,770
3,981,139		Overseas Private Investment Corp	5.142	12/15/23	4,620
7,100,000	m	Overseas Private Investment Corp	2.290	09/15/26	7,046
8,905,271		Overseas Private Investment Corp	4.440	02/27/27	9,949
7,850,000		Overseas Private Investment Corp	3.040	05/15/30	7,746
5,000,000		Overseas Private Investment Corp	3.430	05/15/30	5,094
4,750,000	m	Overseas Private Investment Corp	4.010	05/15/30	5,123
9,051,453		Premier Aircraft Leasing	3.576	02/06/22	9,563
1,050,000		Private Export Funding Corp	4.550	05/15/15	1,180
9,750,000		Private Export Funding Corp	2.125	07/15/16	10,137
8,000,000		Private Export Funding Corp	2.250	12/15/17	8,354
10,000,000		Private Export Funding Corp	4.375	03/15/19	11,675
17,500,000		Private Export Funding Corp	4.300	12/15/21	20,306
1,931,714		Rowan Cos, Inc	3.525	05/01/20	2,017
5,299,056		Rowan Cos, Inc	3.158	07/15/21	5,478
8,781,477		San Clemente Leasing LLC	3.585	08/27/21	9,287
4,393,560		Tayarra Ltd	3.628	02/15/22	4,666
4,308,692		Tricahue Leasing LLC	3.503	11/19/21	4,495
		United States Department of Housing and Urban
5,250,000		Development	4.330	08/01/15	5,886
		United States Department of Housing and Urban
3,894,000		Development	2.910	08/01/17	4,222
		United States Department of Housing and Urban
10,750,000		Development	1.770	08/01/18	10,814
10,000,000	e	US Central Federal Credit Union	1.900	10/19/12	10,140
9,000,000		US Department of Housing and Urban Development	5.190	08/01/14	10,052
1,900,000		US Department of Housing and Urban Development	2.200	08/01/15	1,992
8,000,000		US Department of Housing and Urban Development	4.560	08/01/17	9,380
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	5,891
13,967,000		US Department of Housing and Urban Development	4.960	08/01/20	16,915
13,500,000	e	US Department of Housing and Urban Development	5.050	08/01/21	16,177
4,692,927	g	US Trade Funding Corp	4.260	11/15/14	4,924
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,063

		TOTAL AGENCY SECURITIES			359,973

FOREIGN GOVERNMENT BONDS - 2.5%
5,000,000	g	Bank of Montreal	2.625	01/25/16	5,161
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,107
3,900,000		Canada Government International Bond	2.375	09/10/14	4,096
9,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	9,100
7,000,000	e,g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,242
24,750,000	e	Council of Europe Development Bank	1.500	01/15/15	24,851
8,500,000		Council of Europe Development Bank	2.750	02/10/15	8,831
2,000,000		European Investment Bank	4.875	02/15/36	2,183
14,500,000		Hydro Quebec	2.000	06/30/16	14,802
6,082,000		Hydro Quebec	8.400	01/15/22	8,893
11,625,000	i	India Government AID Bond	0.529	02/01/27	10,669
2,850,000	e	Italy Government International Bond	5.375	06/12/17	2,639
3,145,000	e,g	National Bank of Canada	1.650	01/30/14	3,178
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,562
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,238
12,000,000		Province of British Columbia Canada	2.100	05/18/16	12,486

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,000,000	e	Province of Manitoba Canada	5.000%	02/15/12	$5,025
2,000,000	e	Province of Manitoba Canada	2.125	04/22/13	2,040
10,000,000		Province of Manitoba Canada	1.375	04/28/14	10,164
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,453
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,212
8,700,000		Province of Ontario Canada	4.100	06/16/14	9,348
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,530
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,898
15,000,000	e	Province of Ontario Canada	2.300	05/10/16	15,447
10,000,000		Province of Ontario Canada	1.600	09/21/16	9,969
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,624
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,697
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,709
10,000,000		Province of Quebec Canada	2.750	08/25/21	9,989
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,481

		TOTAL FOREIGN GOVERNMENT BONDS			256,624

MORTGAGE BACKED - 11.7%
3,473,537	i	Federal Home Loan Mortgage Corp (FHLMC)	5.946	04/01/37	3,776
4,550,970	i	FHLMC	3.941	03/01/37	4,797
2,642,626	i	FHLMC	5.518	08/01/37	2,820
6,749,391		FHLMC	5.500	08/01/39	7,427
3,680,151	i	FHLMC	5.163	09/01/37	3,921
3,185,107	i	FHLMC	5.732	02/01/37	3,430
2,123,751	i	FHLMC	2.455	02/01/36	2,235
8,139,793		FHLMC (interest only)	4.000	06/15/34	580
3,511,705	i	FHLMC	2.568	07/01/36	3,718
1,276,440	i	FHLMC	2.662	09/01/36	1,347
4,619,350	i	FHLMC	2.305	09/01/36	4,889
971,972		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	09/01/35	1,033
1,258,256		FGLMC	6.000	08/01/35	1,389
1,004,279		FGLMC	5.500	06/01/35	1,095
733,722		FGLMC	5.000	02/01/36	789
519,377		FGLMC	4.500	12/01/35	552
1,172,925		FGLMC	5.000	10/01/35	1,262
2,903,210		FGLMC	7.000	05/01/35	3,362
1,462,299		FGLMC	6.000	05/01/35	1,622
899,518		FGLMC	6.000	05/01/35	997
735,802		FGLMC	6.000	05/01/35	816
1,337,632		FGLMC	6.000	05/01/35	1,484
448,657		FGLMC	6.000	05/01/35	496
334,184		FGLMC	6.000	05/01/35	370
112,620		FGLMC	6.500	05/01/36	127
5,773,993		FGLMC	4.500	11/01/40	6,248
7,714,355		FGLMC	6.000	07/01/39	8,593
2,491,830		FGLMC	5.000	07/01/39	2,680
43,000,000	h	FGLMC	5.000	01/15/41	46,205
40,000,000	h	FGLMC	4.500	01/15/41	42,381
6,481,092		FGLMC	4.500	12/01/40	6,997
4,806,672		FGLMC	4.000	06/01/39	5,049

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,323,499		FGLMC	6.500%	11/01/37	$1,485
1,540,387		FGLMC	6.000	09/01/37	1,704
1,100,154		FGLMC	6.500	10/01/36	1,239
1,388,690		FGLMC	4.500	05/01/39	1,473
985,551		FGLMC	6.000	11/01/38	1,084
3,559,458		FGLMC	6.000	02/01/38	3,965
221,553		FGLMC	4.500	07/01/20	238
787,349		FGLMC	4.500	01/01/20	839
1,343,918		FGLMC	5.000	02/01/19	1,460
1,692,946		FGLMC	4.500	06/01/21	1,803
5,881,328		FGLMC	4.500	06/01/21	6,264
177,204		FGLMC	7.000	10/01/20	203
1,446,806		FGLMC	5.500	01/01/19	1,586
2,265,372		FGLMC	4.500	10/01/18	2,446
284,040		FGLMC	6.000	12/01/17	306
165,941		FGLMC	6.500	12/01/16	181
3,941,973		FGLMC	4.500	01/01/19	4,257
3,204,708		FGLMC	4.500	11/01/18	3,461
2,672,833		FGLMC	4.500	11/01/18	2,886
1,333,137		FGLMC	4.500	03/01/23	1,415
5,233,052		FGLMC	5.500	12/01/33	5,703
3,216,878		FGLMC	5.500	09/01/33	3,520
2,816,613		FGLMC	5.500	09/01/33	3,085
821,711		FGLMC	5.500	12/01/34	899
1,384,576		FGLMC	6.000	09/01/34	1,536
7,150,610		FGLMC	7.000	12/01/33	8,281
1,925,711		FGLMC	4.500	07/01/33	2,048
2,849,640		FGLMC	4.000	07/01/24	2,992
16,425		FGLMC	7.000	05/01/23	19
754,616		FGLMC	5.000	04/01/23	809
60,054		FGLMC	8.000	01/01/31	72
5,000,000	h	FGLMC	5.000	01/15/26	5,358
989,905		FGLMC	4.500	09/01/24	1,050
3,151,337		Federal National Mortgage Association (FNMA)	5.000	08/01/35	3,407
1,526,218		FNMA	4.500	08/01/35	1,627
7,380,604		FNMA	5.500	10/01/35	8,167
8,042,673		FNMA	4.000	10/01/35	8,499
1,157,520		FNMA	5.500	06/01/35	1,281
1,685,979		FNMA	5.500	06/01/35	1,866
558,067		FNMA	6.000	07/01/35	617
57,044		FNMA	7.500	06/01/35	63
1,051,677	i	FNMA	2.395	02/01/36	1,106
1,537,853		FNMA	6.000	12/01/36	1,696
1,560,149		FNMA	6.500	09/01/36	1,756
670,074		FNMA	7.000	02/01/37	765
10,311,066	i	FNMA	5.846	01/01/37	11,160
910,567		FNMA	6.500	02/01/36	1,026
408,841		FNMA	6.500	02/01/36	461
984,295	i	FNMA	2.385	07/01/36	1,032
2,724,002		FNMA	6.000	03/01/36	3,005
2,397,684		FNMA	5.500	06/01/35	2,653

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 447,068		FNMA	6.000%	12/01/34	$498
45,795		FNMA	4.500	09/01/34	49
1,802,964		FNMA	5.500	01/01/35	1,980
6,703,747		FNMA	5.500	01/01/35	7,418
36,315		FNMA	4.500	07/01/34	39
95,595		FNMA	4.500	07/01/34	102
1,093,476		FNMA	4.500	08/01/34	1,167
40,682		FNMA	4.500	08/01/34	43
432,793		FNMA	5.500	03/01/35	479
262,280		FNMA	5.500	05/01/35	287
427,492		FNMA	5.500	05/01/35	469
2,037,531		FNMA	6.000	05/01/35	2,273
270,366		FNMA	5.500	05/01/35	296
1,255,284		FNMA	5.500	04/01/35	1,387
1,069,287		FNMA	5.500	04/01/35	1,183
2,399,894		FNMA	5.500	05/01/35	2,656
1,429,227		FNMA	5.500	04/01/35	1,582
2,753,755		FNMA	6.500	03/01/37	3,100
2,936,324		FNMA	4.500	02/01/39	3,127
1,541,894		FNMA	6.000	01/01/39	1,699
5,190,760		FNMA	4.500	04/01/39	5,528
3,428,937		FNMA	4.000	04/01/39	3,638
2,673,485		FNMA	4.500	01/01/39	2,847
1,871,564	i	FNMA	4.930	10/01/38	1,997
1,925,377		FNMA	6.000	01/01/39	2,122
1,595,706		FNMA	5.500	01/01/39	1,739
3,683,172		FNMA	4.500	08/01/39	3,923
10,500,000		FNMA	4.000	02/25/40	11,129
55,000,000		FNMA	6.000	01/25/40	60,560
39,000,000	h	FNMA	3.500	01/25/41	40,109
8,954,772		FNMA	4.000	11/01/40	9,415
107,000,000	h	FNMA	4.500	01/25/40	113,855
80,000,000	h	FNMA	4.000	01/25/40	84,038
44,000,000	h	FNMA	5.500	01/25/40	47,912
54,000,000	h	FNMA	5.000	01/25/40	58,337
234,047		FNMA	6.500	03/01/38	262
1,357,492		FNMA	6.000	09/01/37	1,520
2,432,927		FNMA	6.000	09/01/37	2,725
1,120,593		FNMA	6.500	09/01/37	1,254
1,819,306		FNMA	6.000	09/01/37	2,038
613,460		FNMA	6.500	08/01/37	688
765,369		FNMA	7.000	04/01/37	874
2,140,426		FNMA	6.000	09/01/37	2,397
1,004,169		FNMA	6.500	08/01/37	1,129
542,681		FNMA	6.500	09/01/37	608
56,680		FNMA	6.500	02/01/38	64
124,700		FNMA	6.500	01/01/38	140
98,161		FNMA	6.500	03/01/38	110
802,479		FNMA	6.500	03/01/38	897
301,038		FNMA	6.500	09/01/37	337
491,219		FNMA	6.500	09/01/37	550
987,188		FNMA	7.000	11/01/37	1,128

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 834,376	i	FNMA	5.895%	10/01/37	$894
817,489		FNMA	5.000	03/01/20	883
733,401		FNMA	4.500	06/01/19	785
933,173		FNMA	5.000	12/01/20	1,009
353,359		FNMA	4.500	11/01/20	378
600,000		FNMA	4.000	02/25/19	641
244,448		FNMA	6.000	02/01/19	269
386,737		FNMA	4.500	05/01/19	414
89,001		FNMA	4.500	03/01/19	95
1,250,348		FNMA	5.000	03/01/21	1,350
403,696		FNMA	5.500	02/01/24	443
129,575		FNMA	5.000	01/01/24	142
69,484		FNMA	8.000	07/01/24	82
2,697,670		FNMA	4.000	05/01/24	2,846
1,200,355		FNMA	4.500	03/01/23	1,281
2,598,144		FNMA	5.500	08/01/21	2,822
2,780,455		FNMA	5.000	07/01/23	2,993
26,604		FNMA	8.000	03/01/23	30
229,705		FNMA	6.000	01/01/19	253
3,988,814		FNMA	4.265	06/01/14	4,209
1,555,643		FNMA	4.563	05/01/14	1,648
4,032		FNMA	8.500	11/01/14	4
2,891,954		FNMA	4.530	10/01/14	3,081
17,627		FNMA	5.000	06/01/13	18
3,294		FNMA	7.000	04/01/12	3
3,524,518		FNMA	4.021	08/01/13	3,643
2,586,944		FNMA	4.440	07/01/13	2,670
104,920		FNMA	6.500	10/01/16	115
3,501,266		FNMA	5.500	11/01/18	3,835
33,979		FNMA	5.500	05/01/18	37
1,978,714		FNMA	5.000	01/01/19	2,158
2,084,699		FNMA	5.000	12/01/18	2,273
1,212,533		FNMA	5.000	12/01/17	1,310
530,790		FNMA	6.500	04/01/17	583
214,318		FNMA	5.500	04/01/18	235
221,238		FNMA	6.500	02/01/18	243
1,879,852		FNMA	4.500	08/01/24	2,005
330,061		FNMA	5.000	03/01/34	357
289,690		FNMA	5.000	03/01/34	313
250,028		FNMA	5.000	03/01/34	270
755,876		FNMA	5.000	03/01/34	817
248,554		FNMA	5.500	12/01/33	273
1,588,874		FNMA	5.500	11/01/33	1,770
91,711		FNMA	7.000	01/01/34	106
654,400		FNMA	5.500	12/01/33	715
2,294,947		FNMA	5.000	04/01/34	2,482
35,929		FNMA	4.500	06/01/34	38
41,958		FNMA	4.500	06/01/34	45
148,368		FNMA	4.500	07/01/34	158
158,142		FNMA	4.500	06/01/34	169
35,823		FNMA	4.500	05/01/34	38
624,538		FNMA	4.500	05/01/34	666

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 30,426		FNMA	4.500%	06/01/34	$32
40,361		FNMA	4.500	05/01/34	43
1,923,052		FNMA	5.500	11/01/33	2,142
196,576		FNMA	5.000	02/01/33	213
1,245,405		FNMA	6.500	07/01/32	1,414
731,175		FNMA	5.500	07/01/33	809
2,908,619		FNMA	4.500	03/25/33	3,091
8,000,000	h	FNMA	4.500	01/25/25	8,528
7,197,119		FNMA	4.000	09/01/24	7,593
24,000,000	h	FNMA	3.000	01/25/27	24,784
42,000,000	h	FNMA	4.000	01/25/26	44,290
1,139,224		FNMA	4.500	08/01/33	1,216
1,072,417		FNMA	5.500	11/01/33	1,194
1,229,743		FNMA	5.000	11/01/33	1,359
1,565,923		FNMA	5.500	11/01/33	1,744
1,555,367		FNMA	5.500	11/01/33	1,732
276,679		FNMA	4.500	09/01/33	296
873,572		FNMA	5.000	08/01/33	945
734,140		FNMA	5.000	10/01/33	794
920,558		FNMA	5.000	10/01/33	996
1,382,866		Government National Mortgage Association (GNMA)	5.000	07/20/39	1,531
1,662,446		GNMA	4.000	08/15/39	1,786
55,000,000	h	GNMA	4.500	01/15/40	59,924
4,174,038		GNMA	4.500	07/20/39	4,566
1,729,642		GNMA	6.500	11/20/38	1,972
3,636,859		GNMA	4.500	03/15/39	3,975
719,623		GNMA	4.500	05/15/39	787
20,000,000	h	GNMA	5.000	01/20/41	22,112
6,000,000	h	GNMA	3.500	01/15/42	6,266
38,000,000	h	GNMA	4.500	01/20/42	41,384
10,000,000	h	GNMA	6.000	01/15/41	11,319
25,000,000	h	GNMA	5.000	01/15/40	27,691
22,000,000	h	GNMA	5.500	01/15/40	24,692
29,000,000	h	GNMA	4.000	01/15/41	31,107
11,272		GNMA	6.500	08/15/23	13
196,674		GNMA	6.500	05/20/31	225
751,760		GNMA	5.500	07/15/33	849
39,151		GNMA	6.500	08/15/23	45
54,523		GNMA	9.000	12/15/17	61
7,122,909		GNMA	2.300	10/15/19	7,119
35,452		GNMA	8.000	06/15/22	41
2,102,027		GNMA	5.000	04/15/38	2,331
1,050,968		GNMA	6.000	08/15/38	1,191
1,101,896		GNMA	6.000	08/20/38	1,246
2,626,172		GNMA	6.000	02/20/37	2,973
477,414		GNMA	6.000	10/20/36	541
500,959		GNMA	6.000	01/20/37	568
2,334,582		GNMA	5.500	02/15/37	2,623

		TOTAL MORTGAGE BACKED			1,206,095

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MUNICIPAL BONDS - 1.7%
$ 5,600,000		American Municipal Power-Ohio, Inc	6.270%	02/15/50	$6,311
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,786
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,599
1,400,000		Chelan County Public Utility District No	1.398	07/01/14	1,405
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,315
5,800,000		Chelan County Public Utility District No	2.655	07/01/17	5,915
		Chicago Metropolitan Water Reclamation District-Greater
5,000,000		Chicago	5.720	12/01/38	6,123
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,354
4,000,000		City of Dallas, TX	5.078	02/15/22	4,575
1,500,000		City of Dallas, TX	5.195	02/15/35	1,659
890,000		City of Eugene, OR	6.320	08/01/22	996
5,000,000		City of New York, NY	4.500	06/01/15	5,364
4,750,000		Clean Water Services	5.701	10/01/30	5,554
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	5,914
55,000		County of Harnett, NC	5.150	05/01/12	55
2,050,000		County of Mercer, NJ	5.380	02/01/17	2,186
4,000,000		Dallas County Hospital District	5.621	08/15/44	4,909
		Douglas County Public Utility District No 1 Wells
1,680,000		Hydroelectric	5.112	09/01/18	1,830
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,483
7,440,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,102
3,500,000		Grant County Public Utility District No 2	5.630	01/01/27	3,961
1,900,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,757
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	1,067
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,480
965,000	g	LL & P Wind Energy, Inc	5.217	12/01/12	966
6,960,000		Massachusetts Housing Finance Agency	4.782	12/01/20	7,202
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,199
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,231
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,553
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	770
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,349
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,590
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,668
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,720
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,779
3,750,000		State of California	7.625	03/01/40	4,614
5,000,000		State of Connecticut	5.090	10/01/30	5,500
2,050,000		State of Hawaii	4.670	05/01/14	2,212
5,000,000		State of Illinois	4.071	01/01/14	5,134
5,570,000		State of Illinois	4.350	06/01/18	5,529
5,000,000		State of Michigan	2.302	11/01/14	5,171
4,505,000		State of Michigan	3.375	12/01/20	4,544
2,500,000		State of Ohio	5.412	09/01/28	2,927
3,050,000		State of Oregon	5.030	08/01/14	3,361
3,265,000		State of Texas	4.900	08/01/20	3,595
5,000,000		State of Texas	6.072	10/01/29	5,732
4,240,000		State of Washington	5.050	01/01/18	4,342
1,033,000		State of Wisconsin	5.700	05/01/26	1,184
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	5,767
2,025,000		University Central Florida University Revenues	5.125	10/01/20	1,920
4,900,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	5,186

		TOTAL MUNICIPAL BONDS			189,445

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

U.S. TREASURY SECURITIES - 7.0%
$ 60,000,000		United States Treasury Bond	8.000%	11/15/21	$93,778
5,000,000		United States Treasury Bond	6.375	08/15/27	7,579
20,000,000		United States Treasury Bond	5.250	02/15/29	27,631
13,176,000		United States Treasury Bond	5.375	02/15/31	18,780
35,800,000		United States Treasury Bond	3.500	02/15/39	40,269
24,282,500		United States Treasury Bond	3.875	08/15/40	29,109
17,335,000		United States Treasury Bond	4.375	05/15/41	22,587
4,275,000		United States Treasury Note	0.625	06/30/12	4,287
1,400,000		United States Treasury Note	0.500	11/30/12	1,404
4,500,000		United States Treasury Note	0.625	02/28/13	4,523
15,000,000		United States Treasury Note	0.500	05/31/13	15,063
2,325,000		United States Treasury Note	0.125	08/31/13	2,321
2,595,000		United States Treasury Note	0.125	09/30/13	2,590
2,670,000		United States Treasury Note	3.125	09/30/13	2,803
34,100,000		United States Treasury Note	0.500	10/15/13	34,248
22,395,000		United States Treasury Note	2.375	08/31/14	23,592
3,690,000		United States Treasury Note	0.250	09/15/14	3,681
2,935,000		United States Treasury Note	0.500	10/15/14	2,947
15,200,000		United States Treasury Note	0.375	11/15/14	15,210
17,585,000		United States Treasury Note	2.125	11/30/14	18,470
3,631,000		United States Treasury Note	2.500	04/30/15	3,875
17,895,000		United States Treasury Note	1.875	06/30/15	18,751
500		United States Treasury Note	1.250	09/30/15	1
106,225,000		United States Treasury Note	1.250	10/31/15	108,947
11,325,000		United States Treasury Note	1.500	06/30/16	11,712
90,132,500		United States Treasury Note	0.875	11/30/16	90,407
20,000,000		United States Treasury Note	0.875	12/31/16	20,036
3,905,000		United States Treasury Note	2.375	05/31/18	4,188
4,622,000		United States Treasury Note	1.750	10/31/18	4,757
41,578,000		United States Treasury Note	2.000	11/15/21	42,052
37,200,000		United States Treasury Note	3.750	08/15/41	43,751

		TOTAL U.S. TREASURY SECURITIES			719,349

		TOTAL GOVERNMENT BONDS			2,731,486

		(Cost $2,597,575)

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.7%
5,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	4,965
		Series - 2011 1 (Class C)
1,500,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	1,517
		Series - 2010 5A (Class A)
3,501,139	i	Chase Funding Loan Acquisition Trust	0.864	06/25/34	2,444
		Series - 2004 OPT1 (Class M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	151
		Series - 2004 2 (Class 1B)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,383,929	i	Countrywide Asset-Backed Certificates	5.683%	10/25/46	$1,358
		Series - 2006 15 (Class A2)
541,492	i	Countrywide Home Equity Loan Trust	0.498	02/15/29	350
		Series - 2004 B (Class 1A)
1,794,506	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	1,722
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	1,614
		Series - 2011 LC1A (Class C)
6,309,350	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	5,921
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,512
		Series - 2011 A (Class D)
309,764		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	307
		Series - 2006 HLTV (Class A3)
2,282,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,834
		Series - 2006 HLTV (Class A4)
7,522,257		Lehman XS Trust	6.500	06/25/46	4,249
		Series - 2006 13 (Class 2A1)
1,214,860	i	Long Beach Mortgage Loan Trust	0.794	02/25/35	1,197
		Series - 2005 1 (Class M1)
263,747	i	Morgan Stanley ABS Capital I	0.334	01/25/37	259
		Series - 2007 HE2 (Class A2A)
4,010,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	1,592
		Series - 2006 3 (Class AF3)
1,455,452		Residential Asset Mortgage Products, Inc	4.970	09/25/33	1,456
		Series - 2003 RZ5 (Class A7)
939,619	i	Residential Asset Securities Corp	0.724	04/25/35	822
		Series - 2005 KS3 (Class M3)
284,675		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	283
		Series - 2006 HI5 (Class A2)
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	7,576
		Series - 2006 HI5 (Class A3)
4,529,998		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	4,100
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,734
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	152
		Series - 2006 HI1 (Class M2)
10,951,196		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	9,767
		Series - 2006 HI4 (Class A3)
1,968,028	i	Securitized Asset Backed Receivables LLC Trust	0.444	03/25/36	1,904
		Series - 2006 NC2 (Class A2)
1,400,000	g	SLM Student Loan Trust	4.370	04/17/28	1,422
		Series - 2011 A (Class A2)
1,750,000	g	SLM Student Loan Trust	3.740	02/15/29	1,708
		Series - 2011 B (Class A2)
1,203,184	i	Soundview Home Equity Loan Trust	0.404	10/25/36	1,181
		Series - 2006 EQ1 (Class A2)
1,117,518	i	Structured Asset Investment Loan Trust	0.694	05/25/35	1,067
		Series - 2005 4 (Class M1)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	2,711
		Series - 2010 VNO (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 919,650	g,m	Wachovia Amortization Controlled Heloc NIM	5.683%	08/12/47	$759
		Series - 2006 N1 (Class N1)
1,352,800	g,i	Wachovia Loan Trust	0.654	05/25/35	1,047
		Series - 2005 SD1 (Class A)
929,035	i	Wells Fargo Home Equity Trust	0.434	07/25/36	808
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			69,489

OTHER MORTGAGE BACKED - 1.5%
1,355,000	i	Banc of America Commercial Mortgage, Inc	4.767	07/10/43	1,239
		Series - 2005 3 (Class AJ)
950,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	975
		Series - 2006 4 (Class AM)
3,220,000	i	Banc of America Commercial Mortgage, Inc	5.633	04/10/49	3,441
		Series - 2007 2 (Class A4)
412,392	g,i	Banc of America Large Loan, Inc	0.538	03/15/22	404
		Series - 2005 MIB1 (Class B)
181,670	g,i	Banc of America Large Loan, Inc	0.588	03/15/22	173
		Series - 2005 MIB1 (Class C)
184,000	g,i	Banc of America Large Loan, Inc	0.638	03/15/22	174
		Series - 2005 MIB1 (Class D)
152,000	g,i	Banc of America Large Loan, Inc	0.678	03/15/22	142
		Series - 2005 MIB1 (Class E)
1,033,053		Bank of America Alternative Loan Trust	5.500	09/25/19	1,031
		Series - 2004 8 (Class 3A1)
1,328,094		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	1,186
		Series - 2005 AC2 (Class 1A)
505,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	554
		Series - 2006 PW14 (Class A4)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,254
		Series - 2006 PW13 (Class AM)
2,405,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	2,511
		Series - 2006 T24 (Class AM)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	2,838
		Series - 2004 T16 (Class A6)
555,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	611
		Series - 2007 PW17 (Class A4)
895,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	990
		Series - 2007 PW18 (Class A4)
1,750,000	g	Commercial Mortgage Pass Through Certificates	2.555	12/10/12	1,750
		Series - 2011 STRT (Class A)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,457
		Series - 2007 C9 (Class AM)
2,869,944		Countrywide Alternative Loan Trust	5.500	08/25/16	2,868
		Series - 2004 30CB (Class 1A15)
1,735,129		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,638
		Series - 2005 6 (Class 1A10)
2,156,440		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	2,232
		Series - 2003 35 (Class 1A1)
956,152		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	908
		Series - 2005 12 (Class 1A5)
515,556		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	514
		Series - 2005 J3 (Class 1A1)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,532,705	g,i	Credit Suisse Mortgage Capital Certificates	0.458%	04/15/22	$1,384
		Series - 2007 TF2A (Class A1)
4,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	4,281
		Series - 2009 RR1 (Class A3C)
1,210,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	1,235
		Series - 2003 C3 (Class B)
2,462,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	2,695
		Series - 2005 C5 (Class A4)
1,676,752	i	GMAC Mortgage Corp Loan Trust	4.557	10/19/33	1,717
		Series - 2003 AR1 (Class A5)
15,430,000	i	Greenwich Capital Commercial Funding Corp	5.882	07/10/38	15,655
		Series - 2006 GG7 (Class AM)
2,750,000	g	GS Mortgage Securities Corp II	5.148	08/10/43	2,583
		Series - 2010 C1 (Class B)
2,535,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	2,570
		Series - 2010 C2 (Class B)
1,690,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	1,529
		Series - 2010 C2 (Class C)
675,357	i	GSR Mortgage Loan Trust	2.765	01/25/36	634
		Series - 2006 AR1 (Class 2A2)
390,000	g,i	HVB Mortgage Capital Corp	2.326	09/10/22	377
		Series - 2003 FL1A (Class J)
783,894	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.458	02/15/20	769
		Series - 2006 FL1A (Class A2)
3,928,107	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.598	02/15/20	3,681
		Series - 2006 FL1A (Class D)
380,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.075	11/15/43	370
		Series - 2010 C2 (Class B)
775,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.528	11/15/43	746
		Series - 2010 C2 (Class C)
3,375,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	3,436
		Series - 2006 LDP8 (Class AM)
2,125,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.251	07/15/46	1,813
		Series - 2011 C4 (Class C)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.817	06/15/49	4,378
		Series - 2007 LD11 (Class A4)
615,066	i	JP Morgan Mortgage Trust	4.307	04/25/35	613
		Series - 2005 A2 (Class 5A1)
1,125,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	1,202
		Series - 2005 C1 (Class A4)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	966
		Series - 2005 C2 (Class A5)
6,120,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	6,668
		Series - 2007 C1 (Class A4)
1,750,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,867
		Series - 2007 C2 (Class A3)
3,900,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	3,894
		Series - 2007 C1 (Class AM)
2,450,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	2,684
		Series - 2007 C6 (Class A4)
1,110,657		MASTER Asset Securitization Trust	5.000	05/25/35	1,105
		Series - 2005 1 (Class 2A5)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,645,209	i	Merrill Lynch Mortgage Trust	5.107%	07/12/38	$1,725
		Series - 2005 CIP1 (Class AM)
4,040,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	4,349
		Series - 2006 4 (Class A3)
6,300,000	i	Morgan Stanley Capital I	5.447	02/12/44	6,892
		Series - 2007 HQ11 (Class A4)
710,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	594
		Series - 2011 C1 (Class D)
2,185,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	1,931
		Series - 2011 C1 (Class C)
850,000	i	Morgan Stanley Capital I	5.544	11/12/49	879
		Series - 2007 T25 (Class AM)
6,000,000	i	Nomura Asset Securities Corp	7.070	03/15/30	6,284
		Series - 1998 D6 (Class A2)
2,750,000	g	OBP DEPOSITOR LLC TRUST	4.646	07/15/45	3,074
		Series - 2010 OBP (Class A)
2,215,000	g,i	RBSCF Trust	4.673	04/15/24	2,032
		Series - 2010 MB1 (Class D)
2,906,305		Residential Accredit Loans, Inc	6.000	06/25/36	1,682
		Series - 2006 QS7 (Class A3)
5,388,505	i	Residential Accredit Loans, Inc	0.484	05/25/46	2,646
		Series - 2006 QO5 (Class 2A1)
1,624,736	i	Residential Funding Mortgage Securities I, Inc	2.886	08/25/35	1,320
		Series - 2005 SA3 (Class 2A1)
438,672	i	Structured Adjustable Rate Mortgage Loan Trust	0.674	03/25/35	416
		Series - 2005 6XS (Class A3)
522,367	i	Wachovia Bank Commercial Mortgage Trust	4.957	08/15/35	524
		Series - 2003 C6 (Class A3)
1,265,000		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	1,278
		Series - 2007 C30 (Class A3)
3,390,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	2,824
		Series - 2007 C30 (Class AM)
6,880,000	i	Wachovia Bank Commercial Mortgage Trust	5.970	06/15/45	7,126
		Series - 2006 C26 (Class AM)
1,060,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,022
		Series - 2007 C34 (Class AM)
2,505,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	2,643
		Series - 2007 C31 (Class A5)
1,160,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,147
		Series - 2006 C29 (Class AM)
6,385,000	i	Wachovia Bank Commercial Mortgage Trust	5.368	11/15/48	4,043
		Series - 2006 C29 (Class AJ)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	2,355
		Series - 2007 C33 (Class A4)
1,745,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	1,858
		Series - 2007 C33 (Class A5)
1,005,780		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	1,010
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			159,396

		TOTAL STRUCTURED ASSETS			228,885

		(Cost $236,830)

		TOTAL BONDS			4,044,311

		(Cost $3,847,215)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 59.4%

AUTOMOBILES & COMPONENTS - 1.2%
34,600		Aisin Seiki Co Ltd	$981
81,409	*,e	American Axle & Manufacturing Holdings, Inc	805
898		Autoliv, Inc	48
127,203		Bayerische Motoren Werke AG.	8,503
10,822		Bayerische Motoren Werke AG. (Preference)	511
57,644	*,e	BorgWarner, Inc	3,674
151,700		Denso Corp	4,167
3,111,622	*,e	Ford Motor Co	33,482
8,129	*,e	Fuel Systems Solutions, Inc	134
203,430		Harley-Davidson, Inc	7,907
361,780		Honda Motor Co Ltd	11,020
816,059		Johnson Controls, Inc	25,511
177,000	*	Mitsubishi Motors Corp	209
38,400	*	Modine Manufacturing Co	363
799,600		Nissan Motor Co Ltd	7,160
57,840		Peugeot S.A.	901
97,815		Pirelli & C S.p.A.	820
95,046		Renault S.A.	3,282
9,200		Stanley Electric Co Ltd	135
48,870		Superior Industries International, Inc	808
49,500		Suzuki Motor Corp	1,019
124,285	*	Tenneco, Inc	3,701
2,900		Toyoda Gosei Co Ltd	46
34,900		Toyota Industries Corp	944
77,972		Volkswagen AG. (Preference)	11,658
102,500	*	Yamaha Motor Co Ltd	1,296

		TOTAL AUTOMOBILES & COMPONENTS	129,085

BANKS - 3.2%
1,078		Arrow Financial Corp	25
7,264		Associated Banc-Corp	81
502,147		Australia & New Zealand Banking Group Ltd	10,517
1,911,833		Banca Intesa S.p.A.	3,184
766,621		Banca Intesa S.p.A. RSP	951
880,132		Banco Bilbao Vizcaya Argentaria S.A.	7,582
993,906		Banco Santander Central Hispano S.A.	7,509
18,612		Bank of Hawaii Corp	828
205,100		Bank of Nova Scotia	10,233
1,286,316		Barclays plc	3,523
1,068,820		BB&T Corp	26,902
4,400		Bendigo Bank Ltd	36

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

8,742	e	CapitalSource, Inc	$59
7,221		Capitol Federal Financial	83
3,360		Cathay General Bancorp	50
64,852	*	Citizens Republic Bancorp, Inc	739
2,120		Columbia Banking System, Inc	41
153,315		Comerica, Inc	3,956
1,156		Commerce Bancshares, Inc	44
301,281		Commonwealth Bank of Australia	15,134
3,936		Community Bank System, Inc	109
1,591		Cullen/Frost Bankers, Inc	84
88,910	*	Danske Bank AS	1,123
218,288		DNB NOR Holding ASA	2,128
2,420	e	East West Bancorp, Inc	48
1,353,842		Fifth Third Bancorp	17,221
187,908		First Horizon National Corp	1,503
7,421		First Niagara Financial Group, Inc	64
5,385		FNB Corp	61
2,590		Glacier Bancorp, Inc	31
1,710		Hancock Holding Co	55
323,200		Hang Seng Bank Ltd	3,828
2,911,418		HSBC Holdings plc	22,226
235,232		Hudson City Bancorp, Inc	1,470
9,132		Huntington Bancshares, Inc	50
1,147	e	International Bancshares Corp	21
90,119		KBC Groep NV	1,127
1,111,500		Keycorp	8,547
159,011		M&T Bank Corp	12,139
1,800		MB Financial, Inc	31
1,746,800		Mitsubishi UFJ Financial Group, Inc	7,395
3,311,900		Mizuho Financial Group, Inc	4,485
403,419		National Australia Bank Ltd	9,610
6,490		National Penn Bancshares, Inc	55
1,500		NBT Bancorp, Inc	33
139,542		New York Community Bancorp, Inc	1,726
644,338		Nordea Bank AB	4,966
19,938		Old National Bancorp	232
600	e	Park National Corp	39
2,500	*	Pinnacle Financial Partners, Inc	40
555,795		PNC Financial Services Group, Inc	32,054
1,987,455	*	Popular, Inc	2,763
53,363		Provident Financial Services, Inc	715
1,137,744		Regions Financial Corp	4,892
2,569		Rockville Financial, Inc	27
250,810		Royal Bank of Canada (Toronto)	12,797
5,806,276	*	Royal Bank of Scotland Group plc	1,830
1,000	e	S&T Bancorp, Inc	20
685,000		Shinsei Bank Ltd	708
410,200		Shizuoka Bank Ltd	4,315
1,200	*	Signature Bank	72
221,278		Skandinaviska Enskilda Banken AB (Class A)	1,284
328,241		Standard Chartered plc	7,179
5,030		Susquehanna Bancshares, Inc	42

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

26,013	*	SVB Financial Group	$1,241
244,510		Svenska Handelsbanken (A Shares)	6,408
6,304		TCF Financial Corp	65
150,111		Toronto-Dominion Bank	11,241
1,700		Trustmark Corp	41
3,150		Umpqua Holdings Corp	39
212,246		UniCredit S.p.A	1,751
1,467,617		US Bancorp	39,700
5,844		Webster Financial Corp	119
5,690	*	Western Alliance Bancorp	35
629,923		Westpac Banking Corp	12,859
1,110		Wintrust Financial Corp	31
15,516		Zions Bancorporation	253

		TOTAL BANKS	334,405

CAPITAL GOODS - 5.1%
531,124		3M Co	43,408
5,700		A.O. Smith Corp	229
9,214	*,e	A123 Systems, Inc	15
40,150		ACS Actividades Cons y Servicios S.A.	1,185
4,358		Actuant Corp (Class A)	99
1,900	*	Aegion Corp	29
75,930		Alfa Laval AB	1,434
2,655	*,e	American Superconductor Corp	10
448,218		Ametek, Inc	18,870
4,300		Ampco-Pittsburgh Corp	83
5,965		Apogee Enterprises, Inc	73
3,036		Applied Industrial Technologies, Inc	107
56,219	*,e	ArvinMeritor, Inc	299
339,000		Asahi Glass Co Ltd	2,834
51,800		Assa Abloy AB (Class B)	1,295
10,969	*	Astec Industries, Inc	353
126,814		Balfour Beatty plc	521
120,801		Barnes Group, Inc	2,913
2,120	*	Beacon Roofing Supply, Inc	43
258		Belden CDT, Inc	9
366,700		Bombardier, Inc	1,461
100,447		Bouygues S.A.	3,160
1,300		Brady Corp (Class A)	41
29,997		Briggs & Stratton Corp	465
23,239	*,e	Builders FirstSource, Inc	47
299,328		Bunzl plc	4,107
8,500		CAE, Inc	83
457,368		Caterpillar, Inc	41,439
1,131	*	Chart Industries, Inc	61
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,425
2,153		Clarcor, Inc	108
1,734	*,e	Colfax Corp	49
113,374		Compagnie de Saint-Gobain	4,335
32,100		Cooper Industries plc	1,738
241,660		Cummins, Inc	21,271
26,300		Daikin Industries Ltd	718

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

656,611		Danaher Corp	$30,887
405,664		Deere & Co	31,378
2,541		Delek Group Ltd	479
32,288		Dover Corp	1,874
5,722		Ducommun, Inc	73
341,115		Eaton Corp	14,849
737,594		Emerson Electric Co	34,364
1,885	*	EnerSys	49
1,280	*	EnPro Industries, Inc	42
1,450		ESCO Technologies, Inc	42
59,100		Fanuc Ltd	9,015
36,274		Fastenal Co	1,582
105,500	*	FIAT Industrial S.p.A.	899
15,300		Finning International, Inc	334
41,048		Fluor Corp	2,063
26,280		Fomento de Construcciones y Contratas S.A.	678
2,330		Gardner Denver, Inc	180
1,473		GATX Corp	64
15,000		GEA Group AG.	423
11,391		Geberit AG.	2,190
1,350	*	General Cable Corp	34
48,876	*	Gibraltar Industries, Inc	682
1,500		Gorman-Rupp Co	41
71,827		Graco, Inc	2,937
57,000	*	GrafTech International Ltd	778
1,240		Granite Construction, Inc	29
966	e	Heico Corp	56
2,491	*	Hexcel Corp	60
32,600		Hitachi Construction Machinery Co Ltd	547
10,400		Hochtief AG.	600
619,162		Illinois Tool Works, Inc	28,921
74,873		Ingersoll-Rand plc	2,281
2,300		Insteel Industries, Inc	25
349,846		Invensys plc	1,144
1,359	*	Jacobs Engineering Group, Inc	55
2,187		Joy Global, Inc	164
27,700		JS Group Corp	531
7,600		JTEKT Corp	74
159,000		Komatsu Ltd	3,708
380,797		Koninklijke Philips Electronics NV	7,990
320,000		Kubota Corp	2,678
6,983	*	Layne Christensen Co	169
36,587		LB Foster Co (Class A)	1,035
26,197		Lincoln Electric Holdings, Inc	1,025
15,600		Makita Corp	503
474,000		Marubeni Corp	2,885
363,959		Masco Corp	3,814
16,896		Metso Oyj	624
750	*	Middleby Corp	71
394,000		Mitsubishi Electric Corp	3,776
1,721		MSC Industrial Direct Co (Class A)	123
114,717	*	NCI Building Systems, Inc	1,247

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

83,000		NGK Insulators Ltd	$983
28,000		Nidec Corp	2,431
147,946		Nordson Corp	6,092
86,000		NSK Ltd	555
1,690		NWS Holdings Ltd	2
152,793		Orkla ASA	1,138
134,416	*	Owens Corning, Inc	3,861
281,636		Paccar, Inc	10,553
52,309		Pall Corp	2,989
724		Parker Hannifin Corp	55
43,748		Pentair, Inc	1,456
31,051	*,e	Polypore International, Inc	1,366
180,225		Precision Castparts Corp	29,700
35,452		Quanex Building Products Corp	532
65,025	*	Quanta Services, Inc	1,401
72,730		Rockwell Automation, Inc	5,336
5,406		Rockwell Collins, Inc	299
43,584		Roper Industries, Inc	3,786
3,300	*	Rush Enterprises, Inc (Class A)	69
236,880		Sandvik AB	2,896
2,100	*	Sauer-Danfoss, Inc	76
172,100		Scania AB (B Shares)	2,540
182,088		Schneider Electric S.A.	9,520
1,857,500		SembCorp Industries Ltd	5,794
71,789	*	Sensata Technologies Holding BV	1,887
98,000		Shimizu Corp	412
2,998		Simpson Manufacturing Co, Inc	101
66,100		Skanska AB (B Shares)	1,091
27,000		SKF AB (B Shares)	569
32,670		Smiths Group plc	464
22,250		Snap-On, Inc	1,126
204,348	*	Spirit Aerosystems Holdings, Inc (Class A)	4,247
132,300		Sumitomo Electric Industries Ltd	1,432
104,755		Tennant Co	4,072
2,732		Timken Co	106
1,716	*	TransDigm Group, Inc	164
1,800	*,e	Trex Co, Inc	41
406,031		Tyco International Ltd	18,966
1,070		Universal Forest Products, Inc	33
544		Valmont Industries, Inc	49
37,780	*	Vestas Wind Systems AS	406
176,760		Vinci S.A.	7,695
408,690		Volvo AB (B Shares)	4,452
118,513		W.W. Grainger, Inc	22,184
9,022	*	Wabash National Corp	71
48,027	*	WABCO Holdings, Inc	2,084
1,517		Watsco, Inc	100
19,023	*	WESCO International, Inc	1,008
49,151		Westinghouse Air Brake Technologies Corp	3,438
131,715		Wolseley plc	4,357
17,783		Zardoya Otis S.A.	243

		TOTAL CAPITAL GOODS	528,617

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,604		ABM Industries, Inc	$54
23,001	*	ACCO Brands Corp	222
63,258		Adecco S.A.	2,636
13,075		Aggreko plc	409
190,700		Avery Dennison Corp	5,468
176,302		Brambles Ltd	1,287
2,370		Brink’s Co	64
2,800		Bureau Veritas S.A.	203
120,569		Capita Group plc	1,176
2,000		CDI Corp	28
1,197	*	Copart, Inc	57
6,678		Corporate Executive Board Co	254
3,144		Covanta Holding Corp	43
218,000		Dai Nippon Printing Co Ltd	2,093
18,020		Deluxe Corp	410
73,870		Dun & Bradstreet Corp	5,529
1,517		Equifax, Inc	59
313,217		Experian Group Ltd	4,258
2,000		Heidrick & Struggles International, Inc	43
8,629		Herman Miller, Inc	159
21,504		HNI Corp	561
700	*	IHS, Inc (Class A)	60
7,700		Intertek Group plc	243
75,492		Iron Mountain, Inc	2,325
2,980		Knoll, Inc	44
3,300	*	Korn/Ferry International	56
42,601		Manpower, Inc	1,523
2,100	*	Mobile Mini, Inc	37
19,264	e	Pitney Bowes, Inc	357
78,711	e	R.R. Donnelley & Sons Co	1,136
34,400		Randstad Holdings NV	1,012
144,390		Robert Half International, Inc	4,109
54,900		Secom Co Ltd	2,525
400		Societe BIC S.A.	35
1,544	*	Standard Parking Corp	28
44,676	*	Tetra Tech, Inc	965
179,000		Toppan Printing Co Ltd	1,314
1,400		United Stationers, Inc	46
2,100		Viad Corp	37
142,969		Waste Management, Inc	4,677

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	45,542

CONSUMER DURABLES & APPAREL - 0.8%
18,048		Adidas-Salomon AG.	1,173
4,859		American Greetings Corp (Class A)	61
52,300		Burberry Group plc	962
32,738		Callaway Golf Co	181
1,557	*	Carter’s, Inc	62
30,920		Christian Dior S.A.	3,650
341	e	Columbia Sportswear Co	16

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

111,473		Compagnie Financiere Richemont S.A.	$5,607
2,733	*	Deckers Outdoor Corp	207
24,204	*,e	Eastman Kodak Co	16
24,000		Electrolux AB (Series B)	381
2,380	e	Ethan Allen Interiors, Inc	56
11,700		Gildan Activewear, Inc	220
1,769	*	Hanesbrands, Inc	39
1,563	*	Iconix Brand Group, Inc	25
1,990	*	Maidenform Brands, Inc	36
442,900		Matsushita Electric Industrial Co Ltd	3,738
520,146		Mattel, Inc	14,439
1,009	*	Mohawk Industries, Inc	60
23,800		Movado Group, Inc	432
3,748		Newell Rubbermaid, Inc	61
349,773		Nike, Inc (Class B)	33,707
197,000		Nikon Corp	4,366
21,393	e	Oxford Industries, Inc	965
30,614		Phillips-Van Heusen Corp	2,158
2,000	e	Pool Corp	60
50,000		Sekisui Chemical Co Ltd	412
81,000		Sekisui House Ltd	720
132,000		Sharp Corp	1,151
208,900		Sony Corp	3,766
9,814	*	Tempur-Pedic International, Inc	516
1,519	*	True Religion Apparel, Inc	53
22,874		Tupperware Corp	1,280
1,150	*,e	Under Armour, Inc (Class A)	83
34,618		VF Corp	4,396
1,872	*	Warnaco Group, Inc	94
123,400		Yamaha Corp	1,127

		TOTAL CONSUMER DURABLES & APPAREL	86,276

CONSUMER SERVICES - 1.3%
35,220	*	AFC Enterprises	518
800	*,e	American Public Education, Inc	35
5,100		Autogrill S.p.A.	50
30,700		Benesse Corp	1,483
1,710	*	BJ’s Restaurants, Inc	77
7,343		Bob Evans Farms, Inc	246
2,181		Brinker International, Inc	58
1,171		CBRL Group, Inc	59
1,020		CEC Entertainment, Inc	35
1,799	*	Cheesecake Factory	53
154	*	Chipotle Mexican Grill, Inc (Class A)	52
103,153	e	Choice Hotels International, Inc	3,925
2,246	*,e	Coinstar, Inc	103
514,283		Compass Group plc	4,880
113,052		Darden Restaurants, Inc	5,153
1,679		DeVry, Inc	65
1,346	*	DineEquity, Inc	57
3,400	*	Domino’s Pizza, Inc	115
74,462	*,e	Gaylord Entertainment Co	1,798

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,984	*	Jack in the Box, Inc	$83
317,129		Marriott International, Inc (Class A)	9,251
591,816		McDonald’s Corp	59,376
12,376	*	O’Charleys, Inc	68
949	*	Panera Bread Co (Class A)	134
1,300	*	Papa John’s International, Inc	49
1,110	*,e	Peet’s Coffee & Tea, Inc	70
2,433		PF Chang’s China Bistro, Inc	75
11,375	*	Ruby Tuesday, Inc	78
29,578	*	Sonic Corp	199
775,474		Starbucks Corp	35,680
134,327		Starwood Hotels & Resorts Worldwide, Inc	6,444
607	e	Strayer Education, Inc	59
9,100		Tim Hortons, Inc (Toronto)	441
2,200	*	Universal Technical Institute, Inc	28
6,203	e	Weight Watchers International, Inc	341
10,500		Whitbread plc	255
45,536		Wyndham Worldwide Corp	1,723

		TOTAL CONSUMER SERVICES	133,116

DIVERSIFIED FINANCIALS - 2.9%
4,200		Aeon Credit Service Co Ltd	66
211,373	*	American Capital Ltd	1,423
845,613		American Express Co	39,888
185,058		Ameriprise Financial, Inc	9,186
3,458		Ares Capital Corp	53
1,376,656		Bank of New York Mellon Corp	27,410
149,098		BlackRock, Inc	26,575
555,503		Capital One Financial Corp	23,492
2,073		CBOE Holdings, Inc	54
1,624,065		Charles Schwab Corp	18,287
63,026		CME Group, Inc	15,357
1,362	e	Cohen & Steers, Inc	39
51,900	*	Deutsche Boerse AG. - New	2,716
601,671		Discover Financial Services	14,440
4,119	*	E*Trade Financial Corp	33
34,040	e	Eaton Vance Corp	805
51,550		Evercore Partners, Inc (Class A)	1,372
252,560		Franklin Resources, Inc	24,261
1,704	*,e	Green Dot Corp	53
1,736	e	Greenhill & Co, Inc	63
92,514	*	IntercontinentalExchange, Inc	11,153
1,750	*	International Assets Holding Corp	41
447,231		Invesco Ltd	8,985
3,030	*	Investment Technology Group, Inc	33
9,972		Janus Capital Group, Inc	63
1,570		KBW, Inc	24
25,700		Kinnevik Investment AB (Series B)	500
4,153	*	Knight Capital Group, Inc (Class A)	49
99,297		Legg Mason, Inc	2,388
3,800		Mitsubishi UFJ Lease & Finance Co Ltd	150
94,335	*	Nasdaq Stock Market, Inc	2,312

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

135,919	*	NewStar Financial, Inc	$1,382
1,036,600		Nomura Holdings, Inc	3,121
240,401		Northern Trust Corp	9,534
296,636		NYSE Euronext	7,742
2,760	*	PHH Corp	30
15,778	*	Safeguard Scientifics, Inc	249
107,051		SEI Investments Co	1,857
522,363		State Street Corp	21,056
290,036		T Rowe Price Group, Inc	16,518

		TOTAL DIVERSIFIED FINANCIALS	292,760

ENERGY - 6.0%
31,900	*	Acergy S.A.	589
38,100		Aker Kvaerner ASA	399
31,400		AMEC plc	442
333,022		Apache Corp	30,165
19,900		ARC Energy Trust	490
235,018	*,e	ATP Oil & Gas Corp	1,730
4,366	*	Atwood Oceanics, Inc	174
2,112	*	Basic Energy Services, Inc	42
727,710		BG Group plc	15,547
8,300		Bonavista Energy Trust	212
124,112		Cabot Oil & Gas Corp	9,420
250,802	*	Cairn Energy plc	1,031
7,080	*	Cal Dive International, Inc	16
214,719	*	Cameron International Corp	10,562
24,454	e	CARBO Ceramics, Inc	3,016
5,590	*	Carrizo Oil & Gas, Inc	147
287,400		Cenovus Energy, Inc (Toronto)	9,544
7,183	*	Cheniere Energy, Inc	62
775,814		Chesapeake Energy Corp	17,293
111,359		Cimarex Energy Co	6,893
268,523	*,e	Clean Energy Fuels Corp	3,346
5,145	*	Cobalt International Energy, Inc	80
45,027	*	Compagnie Generale de Geophysique S.A.	1,045
53,268	*	Complete Production Services, Inc	1,788
1,993	*	Comstock Resources, Inc	30
2,731	*	Concho Resources, Inc	256
46,605	*	Contango Oil & Gas Co	2,711
934	*,e	Continental Resources, Inc	62
163,000		Cosmo Oil Co Ltd	455
21,100		Crescent Point Energy Corp	930
190,536		Crosstex Energy, Inc	2,408
124,890	*	CVR Energy, Inc	2,339
8,261	*	Dawson Geophysical Co	327
486,380	*	Denbury Resources, Inc	7,344
455,616		Devon Energy Corp	28,248
218,769	e	Diamond Offshore Drilling, Inc	12,089
2,499	*	Dresser-Rand Group, Inc	125
930,912		El Paso Corp	24,734
290,374		Enbridge, Inc	10,857
11,000		Enerplus Resources Fund	279

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

624,899		ENI S.p.A.	$12,884
317,902		EOG Resources, Inc	31,318
343,498		Equitable Resources, Inc	18,820
903	*	Exterran Holdings, Inc	8
257,424	*	FMC Technologies, Inc	13,445
16,800		Fugro NV	972
140,158		Galp Energia SGPS S.A.	2,059
16,840	*,e	GMX Resources, Inc	21
47,986	*,e	Goodrich Petroleum Corp	659
22,906		Gulf Island Fabrication, Inc	669
65,116	*	Gulfmark Offshore, Inc	2,736
108,787	*,e	Hercules Offshore, Inc	483
419,855		Hess Corp	23,848
159,117	*,e	Hornbeck Offshore Services, Inc	4,936
5,100		Idemitsu Kosan Co Ltd	526
670		Inpex Holdings, Inc	4,218
38,515	*	ION Geophysical Corp	236
4,180	*	Key Energy Services, Inc	65
846	*,e	Kinder Morgan Management LLC	66
9,058	*	Kodiak Oil & Gas Corp	86
15,039		Lufkin Industries, Inc	1,012
778,075		Marathon Oil Corp	22,774
456,457		National Oilwell Varco, Inc	31,034
3,769	*	Natural Gas Services Group, Inc	54
126,731		Neste Oil Oyj	1,275
148,046	*	Newfield Exploration Co	5,586
252,677		Nexen, Inc	4,021
125,262		Noble Corp	3,785
311,159		Noble Energy, Inc	29,370
14,826	*,e	Northern Oil And Gas, Inc	356
2,078	*,e	Oasis Petroleum, Inc	60
23,381		Oceaneering International, Inc	1,079
16,241	*	Oil States International, Inc	1,240
142,009		OMV AG.	4,302
558,343		Origin Energy Ltd	7,614
4,321	*	OYO Geospace Corp	334
25,100		Pacific Rubiales Energy Corp (Toronto)	461
116,848	*	Parker Drilling Co	838
82,000		Penn West Energy Trust	1,625
28,200		Petrofac Ltd	631
37,146	*,e	Petroleum Development Corp	1,304
68,060	*,e	Petroquest Energy, Inc	449
87,693	*	Pioneer Drilling Co	849
174,885		Pioneer Natural Resources Co	15,649
1,514	*	Plains Exploration & Production Co	56
308,642		Questar Market Resources, Inc	9,043
90,760	*,e	Quicksilver Resources, Inc	609
107,336		Range Resources Corp	6,648
769,765	*,e	Rentech, Inc	1,008
314,475		Repsol YPF S.A.	9,621
36,777	*,e	Rex Energy Corp	543
13,890	*	Rosetta Resources, Inc	604

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

42,882	e	RPC, Inc	$783
41,511		Saipem S.p.A.	1,756
466,753		Santos Ltd	5,841
894	*	SEACOR Holdings, Inc	80
122,725		SeaDrill Ltd	4,093
58,600		Showa Shell Sekiyu KK	394
233,642	*	Southwestern Energy Co	7,463
1,012,393		Spectra Energy Corp	31,132
93,305		St. Mary Land & Exploration Co	6,821
104		Statoil ASA	3
414,704		Suncor Energy, Inc	11,960
50,807		Sunoco, Inc	2,084
1,449	*,e	Superior Energy Services	41
458,500		Talisman Energy, Inc	5,842
10,769		Technip S.A.	1,010
159,456		Tenaris S.A.	2,933
5,071	*	Tetra Technologies, Inc	47
800		Tidewater, Inc	39
31,000		TonenGeneral Sekiyu KK	338
262,191		Tullow Oil plc	5,697
135,014	*	Ultra Petroleum Corp	4,000
41,805	*	Unit Corp	1,940
3,500		Vermilion Energy Trust	156
890,401	*	Weatherford International Ltd	13,035
312,290	*,e	Western Refining, Inc	4,150
105,778	*	Whiting Petroleum Corp	4,939

		TOTAL ENERGY	605,693

FOOD & STAPLES RETAILING - 0.9%
156,800		Aeon Co Ltd	2,148
179,256		Carrefour S.A.	4,078
844		Casey’s General Stores, Inc	43
12,176		Casino Guichard Perrachon S.A.	1,024
5,000		Colruyt S.A.	189
10,250		Delhaize Group	575
177,850	*	Distribuidora Internacional de Alimentacion S.A.	801
172,768		J Sainsbury plc	812
59,300	*	Jeronimo Martins SGPS S.A.	979
6,988		Kesko Oyj (B Shares)	234
302,457		Koninklijke Ahold NV	4,065
238,990		Kroger Co	5,788
9,800		Lawson, Inc	611
35,900		Loblaw Cos Ltd	1,356
57,100		Metcash Ltd	235
68,666		Metro AG.	2,504
12,200		Metro, Inc	647
221		Pricesmart, Inc	15
2,468		Ruddick Corp	105
372,221	e	Safeway, Inc	7,832
128,700		Seven & I Holdings Co Ltd	3,587
18,582		Spartan Stores, Inc	344
881,241		Sysco Corp	25,847

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,918,076		Tesco plc	$12,001
1,270	*	United Natural Foods, Inc	51
102,211		Whole Foods Market, Inc	7,112
2,600	*	Winn-Dixie Stores, Inc	24
152,243		WM Morrison Supermarkets plc	770
250,972		Woolworths Ltd	6,442

		TOTAL FOOD & STAPLES RETAILING	90,219

FOOD, BEVERAGE & TOBACCO - 2.7%
150,000		Ajinomoto Co, Inc	1,801
29,818		Aryzta AG.	1,439
191,588		Associated British Foods plc	3,291
2,423	e	Calavo Growers, Inc	62
326,552	e	Campbell Soup Co	10,855
189,544		Coca Cola Hellenic Bottling Co S.A.	3,250
72,900		Coca-Cola Amatil Ltd	857
6,100		Coca-Cola West Japan Co Ltd	106
37,233		ConAgra Foods, Inc	983
5,450	*	Darling International, Inc	72
1,010	e	Diamond Foods, Inc	33
1,266		Dr Pepper Snapple Group, Inc	50
2,100	e	Flowers Foods, Inc	40
732,761		General Mills, Inc	29,610
90,910	*,e	Green Mountain Coffee Roasters, Inc	4,077
171,325		Groupe Danone	10,751
511,484		H.J. Heinz Co	27,640
2,100	*	Hain Celestial Group, Inc	77
12,293		Hansen Natural Corp	1,133
9,909		Hormel Foods Corp	290
30,946		J.M. Smucker Co	2,419
531,419		Kellogg Co	26,873
28,997		Kerry Group plc (Class A)	1,061
31,000		Kikkoman Corp	356
1,196,446		Kraft Foods, Inc (Class A)	44,698
3,503	e	Lancaster Colony Corp	243
16,889		McCormick & Co, Inc	852
81,925		Mead Johnson Nutrition Co	5,631
3,800		MEIJI Holdings Co Ltd	157
13,000		Nippon Meat Packers, Inc	161
39,000		Nisshin Seifun Group, Inc	472
14,500		Nissin Food Products Co Ltd	569
900,711		PepsiCo, Inc	59,762
29,100		Saputo, Inc	1,115
590,596		Sara Lee Corp	11,174
13,800		Suedzucker AG.	440
11,095	e	Tootsie Roll Industries, Inc	263
393,114		Unilever NV	13,517
361,651		Unilever plc	12,128
81,300		Viterra, Inc	857
42,800		Yakult Honsha Co Ltd	1,346
6,000		Yamazaki Baking Co Ltd	79

		TOTAL FOOD, BEVERAGE & TOBACCO	280,590

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 1.9%
2,108	*,e	Accretive Health, Inc	$48
512,719		Aetna, Inc	21,632
2,548	*,e	Align Technology, Inc	60
1,123	*	Amerigroup Corp	66
10,800	*	Amsurg Corp	281
637,419		Baxter International, Inc	31,539
315,347		Becton Dickinson & Co	23,563
3,075	*	Brookdale Senior Living, Inc	53
42,005	*	Centene Corp	1,663
8,837		Chemed Corp	453
174,588		Cigna Corp	7,333
2,310	*,e	Conceptus, Inc	29
1,930	*	Coventry Health Care, Inc	59
6,786	*	CryoLife, Inc	33
17,387	*,e	Delcath Systems, Inc	53
3,100	*	Gen-Probe, Inc	183
12,050	*	Greatbatch, Inc	266
730	*	Haemonetics Corp	45
11,364	*	Health Management Associates, Inc (Class A)	84
1,538	*	Healthspring, Inc	84
14,099	*	Henry Schein, Inc	908
78,382		Hill-Rom Holdings, Inc	2,641
3,907	*	HMS Holdings Corp	125
95,210		Humana, Inc	8,341
45,302	*	Idexx Laboratories, Inc	3,486
1,200	*	Integra LifeSciences Holdings Corp	37
2,446		Invacare Corp	37
50,021	*	Inverness Medical Innovations, Inc	1,155
58,522	*	LifePoint Hospitals, Inc	2,174
997	*	Magellan Health Services, Inc	49
2,103	*,e	MAKO Surgical Corp	53
1,760	*,e	Masimo Corp	33
1,730	*	MedAssets, Inc	16
292,241	*	Medco Health Solutions, Inc	16,336
5,257	*	Medidata Solutions, Inc	114
996,064		Medtronic, Inc	38,100
45,847	*	Molina Healthcare, Inc	1,024
8,672	*	MWI Veterinary Supply, Inc	576
6,840	*	Natus Medical, Inc	65
1,976	*	NuVasive, Inc	25
2,364	*	NxStage Medical, Inc	42
3,000	*	Omnicell, Inc	50
7,475	*	OraSure Technologies, Inc	68
5,635		Owens & Minor, Inc	157
5,380	*	Palomar Medical Technologies, Inc	50
90,384		Patterson Cos, Inc	2,668
2,500	*	PSS World Medical, Inc	60
1,198	e	Quality Systems, Inc	44
25,322	*	Resmed, Inc	643
1,120	*	Sirona Dental Systems, Inc	49

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

42,215		STERIS Corp	$1,259
4,400		Suzuken Co Ltd	122
7,700		Sysmex Corp	250
459,628		WellPoint, Inc	30,451
2,100	*	Wright Medical Group, Inc	35

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	198,770

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
249,577		Avon Products, Inc	4,360
9,680		Beiersdorf AG.	549
62,106		Clorox Co	4,134
413,480		Colgate-Palmolive Co	38,201
59,615		Estee Lauder Cos (Class A)	6,697
210		Henkel KGaA	10
156,880		Henkel KGaA (Preference)	9,044
181,200		Kao Corp	4,944
447,617		Kimberly-Clark Corp	32,927
63,795		L’Oreal S.A.	6,644
23,931	*,e	Medifast, Inc	328
1,610	e	Nu Skin Enterprises, Inc (Class A)	78
1,278,167		Procter & Gamble Co	85,267
152,666		Reckitt Benckiser Group plc	7,529

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	200,712

INSURANCE - 3.6%
295,590		ACE Ltd	20,727
651,988		Aflac, Inc	28,205
777	*,e	Alleghany Corp	222
4,400		American Equity Investment Life Holding Co	46
1,538,155		AMP Ltd	6,392
60,941	*,e	Arch Capital Group Ltd	2,269
3,203		Arthur J. Gallagher & Co	107
126,789	e	Aspen Insurance Holdings Ltd	3,360
421,903		Assicurazioni Generali S.p.A.	6,333
112,933		Assurant, Inc	4,637
9,623		Axis Capital Holdings Ltd	308
909,874	*	Berkshire Hathaway, Inc (Class B)	69,424
454,051		Chubb Corp	31,430
450,599		Cincinnati Financial Corp	13,725
142,760		CNP Assurances	1,767
1,200		Dai-ichi Mutual Life Insurance Co	1,178
2,054		Delphi Financial Group, Inc (Class A)	91
37,351		Delta Lloyd NV	626
1,400		Donegal Group, Inc (Class A)	20
4,146	*,e	eHealth, Inc	61
2,400		Employers Holdings, Inc	43
47,737		Endurance Specialty Holdings Ltd	1,826
4,380		Everest Re Group Ltd	368
3,539		First American Financial Corp	45
702,131	*	Genworth Financial, Inc (Class A)	4,599
1,200		Harleysville Group, Inc	68
3,500	*	Hilltop Holdings, Inc	30

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

547,527		Insurance Australia Group Ltd	$1,668
1,916		Kemper Corp	56
363,115		Lincoln National Corp	7,052
5,262	*	Markel Corp	2,182
4,850		Meadowbrook Insurance Group, Inc	52
78,600		Mitsui Sumitomo Insurance Group Holdings, Inc	1,451
123,177		Montpelier Re Holdings Ltd	2,186
75,286		Muenchener Rueckver AG.	9,226
59,105	*	National Financial Partners Corp	799
700	*	Navigators Group, Inc	33
3,256,923		Old Mutual plc	6,850
733		PartnerRe Ltd	47
436,156	*	Phoenix Cos, Inc	733
56,579		Platinum Underwriters Holdings Ltd	1,930
2,297		Primerica, Inc	53
388,270		Principal Financial Group	9,551
998,873		Progressive Corp	19,488
26,747		Protective Life Corp	603
576,474		Prudential Financial, Inc	28,893
912,978		Prudential plc	9,033
984		Reinsurance Group of America, Inc (Class A)	51
749		RenaissanceRe Holdings Ltd	56
1,421	e	RLI Corp	104
1,522,946		Royal & Sun Alliance Insurance Group plc	2,486
900		Safety Insurance Group, Inc	36
6,001		SeaBright Insurance Holdings, Inc	46
2,400		Selective Insurance Group, Inc	43
5,540		Stancorp Financial Group, Inc	204
1,244,153		Standard Life plc	3,986
13,455		Stewart Information Services Corp	155
169,853		Swiss Re Ltd	8,635
177,900		T&D Holdings, Inc	1,656
537,100		Travelers Cos, Inc	31,781
800		TrygVesta AS	44
148,834		W.R. Berkley Corp	5,118
233,049		XL Capital Ltd	4,607

		TOTAL INSURANCE	358,801

MATERIALS - 3.8%
66,358		Agnico-Eagle Mines Ltd	2,413
20,600		Agrium, Inc (Toronto)	1,383
87,628		Air Liquide	10,820
314,939		Air Products & Chemicals, Inc	26,830
21,000		Air Water, Inc	267
6,480		Airgas, Inc	506
19,300		Akzo Nobel NV	930
1,144,312	e	Alcoa, Inc	9,898
75,375		Allegheny Technologies, Inc	3,603
126,296	*	Allied Nevada Gold Corp	3,824
1,251,717		Alumina Ltd	1,433
128,690		AMCOL International Corp	3,455
71,800		Amcor Ltd	529

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

335,241		Antofagasta plc	$6,340
23,319		Aptargroup, Inc	1,217
203,000		Asahi Kasei Corp	1,223
40,985		Ball Corp	1,464
116,110		BASF AG.	8,083
99,179		Bemis Co, Inc	2,983
102,756		Boliden AB	1,491
19,400		Boral Ltd	71
52,186		Buckeye Technologies, Inc	1,745
1,160		Carpenter Technology Corp	60
1,187		Celanese Corp (Series A)	53
2,372	*	Clearwater Paper Corp	84
166,221	e	Cleveland-Cliffs, Inc	10,364
138,860	*	Coeur d’Alene Mines Corp	3,352
115,751		Commercial Metals Co	1,601
10,420		Compass Minerals International, Inc	717
295,427		CRH plc	5,849
17,000		Daido Steel Co Ltd	106
4,674		Domtar Corp	374
5,800		DSM NV	268
2,936		Eastman Chemical Co	115
414,840		Ecolab, Inc	23,982
5,690	*	Ferro Corp	28
156,723		Fletcher Building Ltd	748
958,826		Fortescue Metals Group Ltd	4,194
8,200		Franco-Nevada Corp	312
72,620		Fresnillo plc	1,721
74,210	*,e	General Moly, Inc	229
1,052		Givaudan S.A.	1,000
2,623		Globe Specialty Metals, Inc	35
914		Greif, Inc (Class A)	42
94,290		H.B. Fuller Co	2,179
48,214		HeidelbergCement AG.	2,042
50,000		Hitachi Metals Ltd	543
3,600		Holmen AB (B Shares)	103
900		Imerys S.A.	41
50,500		Inmet Mining Corp	3,247
23,190		Innophos Holdings, Inc	1,126
1,763		International Flavors & Fragrances, Inc	92
206,873		International Paper Co	6,123
48,900		JSR Corp	901
77,699		K&S AG.	3,504
38,000		Kaneka Corp	202
423,100		Kinross Gold Corp	4,830
290,000		Kobe Steel Ltd	448
2,112	*	Kraton Polymers LLC	43
58,000		Kuraray Co Ltd	823
46,374		Linde AG.	6,892
71,634		Lonmin plc	1,091
102,400	*	Louisiana-Pacific Corp	826
636,655		LyondellBasell Industries AF S.C.A	20,685
673	e	Martin Marietta Materials, Inc	51

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

230,013		MeadWestvaco Corp	$6,890
26,544		Minerals Technologies, Inc	1,501
297,500		Mitsubishi Chemical Holdings Corp	1,630
48,000		Mitsubishi Gas Chemical Co, Inc	266
120,960		Mitsui Chemicals, Inc	367
2,100		Myers Industries, Inc	26
2,220		Neenah Paper, Inc	50
267,783		Newcrest Mining Ltd	8,161
2,015,000		Nippon Steel Corp	5,012
241,000		Nisshin Steel Co Ltd	369
31,500		Nitto Denko Corp	1,120
967,290		Norsk Hydro ASA	4,465
31,650		Novozymes AS	975
476,434		Nucor Corp	18,852
1,370	*	OM Group, Inc	31
693,277		OneSteel Ltd	496
46,342		Orica Ltd	1,147
29,400	*	Osisko Mining Corp	284
34,763	*	Owens-Illinois, Inc	674
159,925		Oxiana Ltd	1,636
3,815		PolyOne Corp	44
115,400		Potash Corp of Saskatchewan Toronto	4,770
329,748		Praxair, Inc	35,249
1,380		Quaker Chemical Corp	54
6,500		Randgold Resources Ltd	665
43,300		Rexam plc	237
8,241		Rock-Tenn Co (Class A)	476
150,036		Royal Gold, Inc	10,117
15,553		Salzgitter AG.	776
850		Schnitzer Steel Industries, Inc (Class A)	36
52,009		Sealed Air Corp	895
92,200		Shin-Etsu Chemical Co Ltd	4,529
220,178		Sigma-Aldrich Corp	13,752
76,875		Sims Group Ltd	996
10,200		Solvay S.A.	837
117,186		Sonoco Products Co	3,861
81,600		Ssab Svenskt Stal AB (Series A)	715
600		Stepan Co	48
49,061	*	Stillwater Mining Co	513
334,517		Stora Enso Oyj (R Shares)	1,992
360,000		Sumitomo Chemical Co Ltd	1,307
1,477,000		Sumitomo Metal Industries Ltd	2,679
358,000		Sumitomo Metal Mining Co Ltd	4,583
145,090		Svenska Cellulosa AB (B Shares)	2,142
4,300		Syngenta AG.	1,264
42,000		Taiyo Nippon Sanso Corp	292
219,300		Teck Cominco Ltd	7,730
74,000		Teijin Ltd	227
74,966	e	Titanium Metals Corp	1,123
305,000		Toray Industries, Inc	2,182
41,000		Tosoh Corp	109
117,300		Toyo Seikan Kaisha Ltd	1,596

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

69,914		Tredegar Corp	$1,553
268,000		UBE Industries Ltd	733
15,649		Umicore	643
397,316	e	United States Steel Corp	10,513
198,855		UPM-Kymmene Oyj	2,179
29,695	*,e	US Gold Corp	100
49,905		Valspar Corp	1,945
112,198	e	Vulcan Materials Co	4,415
10,800		Wausau Paper Corp	89
1,211		Westlake Chemical Corp	49
300,696		Worthington Industries, Inc	4,925
703,223		Xstrata plc	10,707
309,400		Yamana Gold, Inc	4,562
10,500		Yamato Kogyo Co Ltd	301
20,900		Yara International ASA	834

		TOTAL MATERIALS	404,830

MEDIA - 1.0%
2,580		Arbitron, Inc	89
152,210		British Sky Broadcasting plc	1,732
199,065		Cablevision Systems Corp (Class A)	2,831
4,766		Cinemark Holdings, Inc	88
10,955	*	Clear Channel Outdoor Holdings, Inc (Class A)	137
2,120	*	Digital Generation, Inc	25
428,238	*	Discovery Communications, Inc (Class A)	17,546
57,029	*	Discovery Communications, Inc (Class C)	2,150
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	868
22,935	*	Fisher Communications, Inc	661
1,900	*	JC Decaux S.A.	44
10,069		John Wiley & Sons, Inc (Class A)	447
235,872	*	Journal Communications, Inc (Class A)	1,038
15,813		Lagardere S.C.A.	416
290,297	*	Liberty Global, Inc (Class A)	11,911
1,406	*	Liberty Global, Inc (Series C)	56
1,500		Modern Times Group AB (B Shares)	71
213,630	*,e	New York Times Co (Class A)	1,651
551,411		Pearson plc	10,349
12,800		ProSiebenSat.1 Media AG.	233
1,550		Scholastic Corp	46
3,000		Societe Television Francaise 1	29
200,961		Thomson Corp (Toronto)	5,371
413,584		Time Warner Cable, Inc	26,293
34,079	*,e	Valassis Communications, Inc	655
315,358	e	Virgin Media, Inc	6,742
20,820	e	Washington Post Co (Class B)	7,845
46,200		Wolters Kluwer NV	797
683,960		WPP plc	7,173

		TOTAL MEDIA	107,294

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.4%
958,682		Abbott Laboratories	53,907
1,969	*	Acorda Therapeutics, Inc	47

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

17,804	*	Affymetrix, Inc	$73
333,819	*	Agilent Technologies, Inc	11,661
94,231	*	Akorn, Inc	1,048
21,606	*,e	Amylin Pharmaceuticals, Inc	246
128,768	*	Ariad Pharmaceuticals, Inc	1,577
7,946	*	Arqule, Inc	45
167,180		Astellas Pharma, Inc	6,789
13,554	*	Auxilium Pharmaceuticals, Inc	270
277,392	*	Biogen Idec, Inc	30,528
400	*	Bio-Rad Laboratories, Inc (Class A)	38
47,562	*	Biovail Corp (Toronto)	2,225
1,289,367		Bristol-Myers Squibb Co	45,437
8,887	*,e	Cadence Pharmaceuticals, Inc	35
9,467	*	Cambrex Corp	68
56,411	*	Cepheid, Inc	1,941
180,400		Chugai Pharmaceutical Co Ltd	2,974
19,300		Dainippon Sumitomo Pharma Co Ltd	220
23,000		Eisai Co Ltd	951
123,374	*	Endo Pharmaceuticals Holdings, Inc	4,260
4,664	*,e	Genomic Health, Inc	118
29,826	*,e	Geron Corp	44
826,873	*	Gilead Sciences, Inc	33,845
916,615		GlaxoSmithKline plc	20,886
4,270	*,e	Immunogen, Inc	49
15,329	*,e	Immunomedics, Inc	51
97,753	*,e	Incyte Corp	1,467
1,319,378		Johnson & Johnson	86,524
121,403	*	Life Technologies Corp	4,724
1,582,985		Merck & Co, Inc	59,679
8,809		Merck KGaA	877
2,769	*	Momenta Pharmaceuticals, Inc	48
243,310	*,e	Nektar Therapeutics	1,361
83,237	*	Neurocrine Biosciences, Inc	708
404,450		Novartis AG.	23,091
122,745		Novo Nordisk AS (Class B)	14,101
1,100	*	Onyx Pharmaceuticals, Inc	48
170,097	e	PDL BioPharma, Inc	1,055
27,366	*	Progenics Pharmaceuticals, Inc	234
127,225		Roche Holding AG.	21,516
81,253	*	Salix Pharmaceuticals Ltd	3,888
38,313	*,e	Sangamo Biosciences, Inc	109
7,000		Santen Pharmaceutical Co Ltd	289
16,464	*,e	SIGA Technologies, Inc	41
1,297	*,e	Synta Pharmaceuticals Corp	6
220,900		Takeda Pharmaceutical Co Ltd	9,703
3,990		Techne Corp	272
3,140	*,e	Theravance, Inc	69
1,800		Tsumura & Co	53
6,479	*	United Therapeutics Corp	306
2,960	*	Viropharma, Inc	81
88,049	*	Vivus, Inc	858
70,294	*	Waters Corp	5,205
10,632	*,e	Xenoport, Inc	41

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	455,687

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 1.7%
58,900		Aeon Mall Co Ltd	$1,250
324,512		AMB Property Corp	9,278
1,001,223		Annaly Capital Management, Inc	15,979
105,279	e	Boston Properties, Inc	10,486
218,140		British Land Co plc	1,566
752,000		CapitaMall Trust	985
40,398	*	CBRE Group, Inc	615
192,000		CFS Gandel Retail Trust	331
2,665		Colonial Properties Trust	56
1,080	e	Corporate Office Properties Trust	23
198,000		Daiwa House Industry Co Ltd	2,367
2,200,199		DB RREEF Trust	1,865
5,432		Douglas Emmett, Inc	99
173,566	e	Duke Realty Corp	2,091
1,000	e	EastGroup Properties, Inc	43
5,348		Equity One, Inc	91
11,912	e	Federal Realty Investment Trust	1,081
286,038	*,e	First Industrial Realty Trust, Inc	2,926
2,600	e	Franklin Street Properties Corp	26
3,048		Gecina S.A.	255
679,187	e	General Growth Properties, Inc	10,201
435,396		GPT Group (ASE)	1,365
486,972		HCP, Inc	20,174
63,063		Health Care REIT, Inc	3,439
2,000		Healthcare Realty Trust, Inc	37
687,813	e	Host Marriott Corp	10,159
3,053		Jones Lang LaSalle, Inc	187
2,723	e	Kilroy Realty Corp	104
291,636		Land Securities Group plc	2,876
4,206		LaSalle Hotel Properties	102
59,200		Lend Lease Corp Ltd	434
381,212		Liberty International plc	1,847
49,180	e	Liberty Property Trust	1,519
40,663	e	Macerich Co	2,058
802,200		Macquarie Goodman Group	466
9,064		Medical Properties Trust, Inc	89
16,084		Mid-America Apartment Communities, Inc	1,006
726,832		Mirvac Group	876
305,810		Mitsui Fudosan Co Ltd	4,458
2,630	e	Piedmont Office Realty Trust, Inc	45
5,168	e	Post Properties, Inc	226
700		PS Business Parks, Inc	39
269,490	e	RAIT Investment Trust	1,280
13,556	e	Regency Centers Corp	510
462,184		Segro plc	1,497
298,720	e	Simon Property Group, Inc	38,516
1,108,010		Stockland Trust Group	3,620
20,745		Unibail	3,713

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

47,418	e	Ventas, Inc	$2,614
160,650		Vornado Realty Trust	12,347
3,131	e	Washington Real Estate Investment Trust	86

		TOTAL REAL ESTATE	177,303

RETAILING - 2.3%
2,757	*	99 Cents Only Stores	61
2,050		Aaron’s, Inc	55
96,138		American Eagle Outfitters, Inc	1,470
13,226	*	Ann Taylor Stores Corp	328
42,991	*	Autozone, Inc	13,971
900	*,e	Barnes & Noble, Inc	13
188,133	*	Bed Bath & Beyond, Inc	10,906
330,055		Best Buy Co, Inc	7,713
810	*,e	Blue Nile, Inc	33
1,200	e	Buckle, Inc	49
11,600		Canadian Tire Corp Ltd	750
57,629	*	Carmax, Inc	1,757
52,582		Chico’s FAS, Inc	586
2,648	*	Express Parent LLC	53
12,500		Fast Retailing Co Ltd	2,274
621		Finish Line, Inc (Class A)	12
58,957		Foot Locker, Inc	1,406
28,903	*,e	GameStop Corp (Class A)	697
531,445		Gap, Inc	9,858
1,053	*	Genesco, Inc	65
316,915		Genuine Parts Co	19,395
2,200	e	Haverty Furniture Cos, Inc	24
259,489		Hennes & Mauritz AB (B Shares)	8,324
36,848		HSN, Inc	1,336
56,720		Inditex S.A.	4,630
137,778	e	JC Penney Co, Inc	4,843
417,700		Kingfisher plc	1,623
321,538		Kohl’s Corp	15,868
2,891,620		Li & Fung Ltd	5,328
444,011	*	Liberty Media Holding Corp (Interactive A)	7,200
4,443	*	LKQ Corp	134
1,266,461		Lowe’s Companies, Inc	32,144
110,511		Macy’s, Inc	3,556
85,700		Marks & Spencer Group plc	414
3,280		Men’s Wearhouse, Inc	106
107,339		Nordstrom, Inc	5,336
94,621	*	Office Depot, Inc	203
1,510	*	O’Reilly Automotive, Inc	121
10,103	*,e	Overstock.com, Inc	79
35,695		Petsmart, Inc	1,831
9,430	*	Pier 1 Imports, Inc	131
29,641	e	RadioShack Corp	288
1,292		Ross Stores, Inc	61
5,240	*	Sally Beauty Holdings, Inc	111
1,800	*	Shoe Carnival, Inc	46
1,065	*	Shutterfly, Inc	24

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

661,620		Staples, Inc	$9,190
3,300	*	Stein Mart, Inc	22
4,010	*,e	Talbots, Inc	11
656,356		Target Corp	33,618
43,291		Tiffany & Co	2,868
435,031		TJX Companies, Inc	28,081
1,220	e	Tractor Supply Co	86
1,820	*	Ulta Salon Cosmetics & Fragrance, Inc	118
13,577		Williams-Sonoma, Inc	523
3,600		Yamada Denki Co Ltd	245

		TOTAL RETAILING	239,975

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
80,003	*	Advanced Energy Industries, Inc	858
878,509	*	Advanced Micro Devices, Inc	4,744
66,711		Analog Devices, Inc	2,387
2,168,345		Applied Materials, Inc	23,223
106,924		ASML Holding NV	4,466
7,922	*	Cabot Microelectronics Corp	374
1,100	*	Cymer, Inc	55
2,699	*	Cypress Semiconductor Corp	46
2,380	*	Diodes, Inc	51
4,236	*	DSP Group, Inc	22
114,773	*	Entegris, Inc	1,001
7,010	*,e	GT Solar International, Inc	51
7,300	*	Integrated Device Technology, Inc	40
2,800,744		Intel Corp	67,917
687		Intersil Corp (Class A)	7
4,049	*	IXYS Corp	44
60,054	*	Lattice Semiconductor Corp	357
27,338	*	LTX-Credence Corp	146
3,840	e	Micrel, Inc	39
2,671	*	Microsemi Corp	45
9,990	*	Mindspeed Technologies, Inc	46
20,792		MKS Instruments, Inc	578
504,430	*	Nvidia Corp	6,991
2,006	*	Omnivision Technologies, Inc	25
478,118	*	ON Semiconductor Corp	3,691
1,300	e	Power Integrations, Inc	43
4,329	*	Rambus, Inc	33
62,756	*	RF Micro Devices, Inc	339
21,400		Rohm Co Ltd	995
9,021	*	Rudolph Technologies, Inc	84
23,614	*	Sigma Designs, Inc	142
67,220	*	Skyworks Solutions, Inc	1,090
185,963		STMicroelectronics NV	1,101
141,552	*,e	SunPower Corp	882
195	*	Teradyne, Inc	3
1,142,446		Texas Instruments, Inc	33,256
6,991	*	Triquint Semiconductor, Inc	34
12,987	*	Ultratech, Inc	319

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	155,525

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 4.2%
590,790		Accenture plc	$31,448
499,142	*	Adobe Systems, Inc	14,111
1,660	*	Advent Software, Inc	40
4,609	*	Ansys, Inc	264
3,260	*,e	AOL, Inc	49
172,657	*	Autodesk, Inc	5,237
120,509		Broadridge Financial Solutions, Inc	2,717
426,167		CA, Inc	8,615
5,437	*	Cadence Design Systems, Inc	57
12,600	*	CGI Group, Inc	237
405,344	*	Cognizant Technology Solutions Corp (Class A)	26,068
47,900		Computershare Ltd	392
113,310	*	Compuware Corp	943
7,569	*	Convergys Corp	97
2,200		Dassault Systemes S.A.	176
6,198	*	DemandTec, Inc	82
94,949		Earthlink, Inc	611
2,100		EPIQ Systems, Inc	25
28,235	*	Equinix, Inc	2,863
1,098		Factset Research Systems, Inc	96
1,845		Fair Isaac Corp	66
2,731	*	Fortinet, Inc	60
1,909		Global Payments, Inc	90
123,228	*	Google, Inc (Class A)	79,594
2,815	*,e	Higher One Holdings, Inc	52
83,898	*	Informatica Corp	3,098
7,303	*	Infospace, Inc	80
538,285		International Business Machines Corp	98,981
361,352		Intuit, Inc	19,004
1,740	e	j2 Global, Inc	49
1,810	*	JDA Software Group, Inc	59
9,308	*	Knot, Inc	78
24,926	*	Liquidity Services, Inc	920
47,222	e	Marchex, Inc (Class B)	295
7,188		ModusLink Global Solutions, Inc	39
1,488	*	NetSuite, Inc	60
14,350	*	NeuStar, Inc (Class A)	490
165,999	*	NIC, Inc	2,209
10,700		Nomura Research Institute Ltd	241
104		NTT Data Corp	331
2,000	*	Open Text Corp	103
2,008,521		Oracle Corp	51,518
183,169	*,e	Rackspace Hosting, Inc	7,878
151,215	*	Salesforce.com, Inc	15,342
215,240		SAP AG.	11,384
10,057	*	Seachange International, Inc	71
2,149	*	SolarWinds, Inc	60
867,245	*	Symantec Corp	13,572
17,553	*	Ultimate Software Group, Inc	1,143
4,877	*	Unisys Corp	96
1,833,799	*	Yahoo!, Inc	29,579

		TOTAL SOFTWARE & SERVICES	430,670

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
70,560	*	Acme Packet, Inc	$2,181
1,612		Adtran, Inc	49
93,199	*,e	Aruba Networks, Inc	1,726
11,531	*	Avid Technology, Inc	98
24,158	*	Benchmark Electronics, Inc	325
2,747	*	Blue Coat Systems, Inc	70
36,913	*,e	Bookham, Inc	104
25,500		Brother Industries Ltd	312
3,303	*,e	Calix Networks, Inc	21
223,500		Canon, Inc	9,836
3,174,458		Cisco Systems, Inc	57,395
4,800		Cognex Corp	172
909	*	Coherent, Inc	48
136,007	*	Cray, Inc	880
1,918,120	*	Dell, Inc	28,062
4,840	*	Digi International, Inc	54
3,605	*	DTS, Inc	98
1,691,797	*	EMC Corp	36,441
1,558	*	FEI Co	64
85,335	*	Finisar Corp	1,429
30,068	*,e	Flextronics International Ltd	170
116,900		Fuji Folms Holdings Corp	2,758
592,000		Fujitsu Ltd	3,069
1,515,187		Hewlett-Packard Co	39,032
28,400		Hexagon AB (B Shares)	423
5,600		Hitachi High-Technologies Corp	121
28,700		Ibiden Co Ltd	565
10,802	*	Imation Corp	62
11,854	*	Infinera Corp	74
1,900	*	Ingram Micro, Inc (Class A)	35
24,015	e	InterDigital, Inc	1,046
22,664	*	Intevac, Inc	168
26,731	*	IPG Photonics Corp	905
1,920	*	Itron, Inc	69
3,197		Jabil Circuit, Inc	63
118,500		Konica Minolta Holdings, Inc	881
31,300		Kyocera Corp	2,510
43,832		Lexmark International, Inc (Class A)	1,450
1,068		Littelfuse, Inc	46
4,248	e	Molex, Inc	101
113,875	*	Motorola Mobility Holdings, Inc	4,418
438,385		Motorola, Inc	20,294
14,300		Murata Manufacturing Co Ltd	732
2,100		National Instruments Corp	54
3,405	*	Netgear, Inc	114
1,185,120		Nokia Oyj	5,713
45,500		Omron Corp	913
69,596	*	Oplink Communications, Inc	1,146

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

44,497		Plantronics, Inc	$1,586
1,420	*	Plexus Corp	39
123,725	*	Polycom, Inc	2,017
231,781	*,e	Power-One, Inc	906
903,685	*	Quantum Corp	2,169
112,997	*	Radisys Corp	572
109,100	*	Research In Motion Ltd (Canada)	1,585
163,000		Ricoh Co Ltd	1,418
2,500	*	Rofin-Sinar Technologies, Inc	57
1,300	*	Scansource, Inc	47
53,527	*	STEC, Inc	460
6,268	*	Super Micro Computer, Inc	98
8,445	*	Sycamore Networks, Inc	151
20,433	*,e	Synaptics, Inc	616
20,700		TDK Corp	913
1,838	*	Tech Data Corp	91
232,684		Tellabs, Inc	940
41,423	*	Trimble Navigation Ltd	1,798
13,773	*	TTM Technologies, Inc	151
4,068	*,e	Universal Display Corp	149
2,708	*	Vishay Precision Group, Inc	43
2,568,775		Xerox Corp	20,447

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	262,550

TELECOMMUNICATION SERVICES - 1.8%
805	*	AboveNet, Inc	52
520,732	*	American Tower Corp (Class A)	31,249
122,400		BCE, Inc	5,103
808,199		CenturyTel, Inc	30,066
161,417	*	Cincinnati Bell, Inc	489
165,022	*	Crown Castle International Corp	7,393
524,430		France Telecom S.A.	8,208
1,561,009		Frontier Communications Corp	8,039
894		KDDI Corp	5,742
339,677	*	MetroPCS Communications, Inc	2,948
2,950	*	Neutral Tandem, Inc	32
180,834	*	NII Holdings, Inc (Class B)	3,852
5,326		NTT DoCoMo, Inc	9,779
219,990		Portugal Telecom SGPS S.A.	1,267
69,400		Rogers Communications, Inc (Class B)	2,674
13,176	*	SBA Communications Corp (Class A)	566
89,700		Softbank Corp	2,634
3,571,487	*	Sprint Nextel Corp	8,357
20,557		Swisscom AG.	7,775
2,598,797		Telecom Italia S.p.A.	2,778
42,900		Telekom Austria AG.	513
177,422		Telenor ASA	2,903
699,891		TeliaSonera AB	4,742
62,022	*	tw telecom inc (Class A)	1,202
2,448	*	US Cellular Corp	107
8,691,163		Vodafone Group plc	24,232
853,138		Windstream Corp	10,016

		TOTAL TELECOMMUNICATION SERVICES	182,718

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION - 1.5%
182,643		Abertis Infraestructuras S.A.	$2,902
800	*	Allegiant Travel Co	43
1,490		Arkansas Best Corp	29
639,647		Auckland International Airport Ltd	1,253
99,778		Autostrade S.p.A.	1,593
95,000		Canadian National Railway Co	7,474
25,000		Canadian Pacific Railway Ltd	1,693
1,437,000		Cathay Pacific Airways Ltd	2,457
205		Central Japan Railway Co	1,730
30,341		CH Robinson Worldwide, Inc	2,117
1,783		Con-Way, Inc	52
1,162,997		CSX Corp	24,493
134,669		Deutsche Lufthansa AG.	1,602
534,498		Deutsche Post AG.	8,217
58,500		East Japan Railway Co	3,729
28,564		Expeditors International Washington, Inc	1,170
5,413		Fraport AG. Frankfurt Airport Services Worldwide	266
5,568	*	Genesee & Wyoming, Inc (Class A)	337
5,334		Heartland Express, Inc	76
66,237	*	International Consolidated Airlines	149
1,861		International Shipholding Corp	35
2,153		J.B. Hunt Transport Services, Inc	97
153,000		Kawasaki Kisen Kaisha Ltd	276
41,000		Keihin Electric Express Railway Co Ltd	368
56,000		Keio Corp	395
1,947	*	Kirby Corp	128
900		Landstar System, Inc	43
103,000		Mitsui OSK Lines Ltd	397
1,559,197		MTR Corp	5,039
417,854		Norfolk Southern Corp	30,445
102,900		Odakyu Electric Railway Co Ltd	995
9,835		Ryder System, Inc	523
799,390		Southwest Airlines Co	6,842
102,000		Tobu Railway Co Ltd	520
228,000		Tokyu Corp	1,123
108,231		Transurban Group	622
548,148		United Parcel Service, Inc (Class B)	40,120
105,100		Yamato Transport Co Ltd	1,769

		TOTAL TRANSPORTATION	151,119

UTILITIES - 2.8%
44,200		A2A S.p.A.	41
5,000		Acciona S.A.	430
25,548		AGL Energy Ltd	374
155,678		Alliant Energy Corp	6,867
1,762		American Water Works Co, Inc	56
164,256	e	Atmos Energy Corp	5,478
176,186	*	Calpine Corp	2,877
9,700		Canadian Utilities Ltd	586

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

203,900		Centerpoint Energy, Inc	$4,096
23,077		CH Energy Group, Inc	1,347
3,130		Chesapeake Utilities Corp	136
42,300		Chugoku Electric Power Co, Inc	741
405,638		Cleco Corp	15,455
881,500		CLP Holdings Ltd	7,489
474,322		Consolidated Edison, Inc	29,423
166,707	*	Contact Energy Ltd	684
11,457		DTE Energy Co	624
6,900	*	EDP Renovaveis S.A.	42
2,474		Empire District Electric Co	52
287,258		Enel Green Power S.p.A	599
337,059		Energias de Portugal S.A.	1,041
161,985		Gas Natural SDG S.A.	2,776
2,100,675		Hong Kong & China Gas Ltd	4,864
987,020		Iberdrola S.A.	6,165
337,152		Idacorp, Inc	14,299
1,026		Integrys Energy Group, Inc	56
845,869		International Power plc	4,422
7,871		ITC Holdings Corp	597
33,619		Laclede Group, Inc	1,361
4,056		MDU Resources Group, Inc	87
67,199		MGE Energy, Inc	3,143
1,088,320		National Grid plc	10,519
25,454		New Jersey Resources Corp	1,252
544,751		NextEra Energy, Inc	33,164
590,674		NiSource, Inc	14,064
170,797		Northeast Utilities	6,161
20,077	e	Northwest Natural Gas Co	962
103,339		NSTAR	4,853
428,434		NV Energy, Inc	7,005
54,813		Oest Elektrizitatswirts AG. (Class A)	1,470
68,273		Oneok, Inc	5,919
1,420	e	Ormat Technologies, Inc	26
897,000		Osaka Gas Co Ltd	3,544
861,254		Pepco Holdings, Inc	17,483
481,981		PG&E Corp	19,867
202,393		Piedmont Natural Gas Co, Inc	6,877
1,185	e	Pinnacle West Capital Corp	57
3,408		PNM Resources, Inc	62
1,700		Portland General Electric Co	43
455,571		Scottish & Southern Energy plc	9,119
221,640		Sempra Energy	12,190
6,800		Severn Trent plc	158
23,900		Shikoku Electric Power Co, Inc	686
30,331		SJW Corp	717
354,000		Snam Rete Gas S.p.A.	1,559
69,460		South Jersey Industries, Inc	3,946
47,754		SP AusNet	46
31,026		Suez Environnement S.A.	356
2,793		TECO Energy, Inc	53
179,100		Terna Rete Elettrica Nazionale S.p.A.	603

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

722,790		Tokyo Gas Co Ltd	$3,331
12,300		TransAlta Corp	254
1,736		UGI Corp	51
1,300		Unisource Energy Corp	48
16,600		United Utilities Group plc	156
1,884		Vectren Corp	57
83,441		Veolia Environnement	914
1,978		Westar Energy, Inc	57
61,818		WGL Holdings, Inc	2,734
22,672		Wisconsin Energy Corp	793
63,441		Xcel Energy, Inc	1,754

		TOTAL UTILITIES	289,118

		TOTAL COMMON STOCKS	6,141,375

		(Cost $5,500,347)

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
233,115	*	Federal Home Loan Mortgage Corp	310
740,991	*	Federal National Mortgage Association	1,023

		TOTAL BANKS	1,333

		TOTAL PREFERRED STOCKS	1,333

		(Cost $24,353)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 10.4%

GOVERNMENT AGENCY DEBT - 1.0%
$ 25,000,000		Federal Home Loan Bank (FHLB)	0.013%	02/22/12	24,999
3,270,000		FHLB	0.009	02/24/12	3,270
27,440,000		Federal Home Loan Mortgage Corp (FHLMC)	0.049	04/10/12	27,438
29,500,000	d	FHLMC	0.047	01/09/12	29,500
10,765,000		FHLMC	0.066	05/29/12	10,764
11,320,000		Federal National Mortgage Association (FNMA)	0.061	06/06/12	11,319

		TOTAL GOVERNMENT AGENCY DEBT			107,290

TREASURY DEBT - 8.0%
8,705,000	d	United States Treasury Bill	0.005	01/26/12	8,705
5,000,000	d	United States Treasury Bill	0.032	02/23/12	5,000
59,000,000	d	United States Treasury Bill	0.036	03/01/12	58,998
97,900,000	d	United States Treasury Bill	0.014	03/08/12	97,896
2,095,000		United States Treasury Bill	0.013	03/22/12	2,095
139,000,000	d	United States Treasury Bill	0.041	03/29/12	138,992
10,150,000	d	United States Treasury Bill	0.058	04/05/12	10,149
43,000,000	d	United States Treasury Bill	0.030	04/12/12	42,998
68,425,000	d	United States Treasury Bill	0.031	04/19/12	68,421
101,000,000	d	United States Treasury Bill	0.037	05/03/12	100,992
9,965,000		United States Treasury Bill	0.009	05/10/12	9,964
59,845,000	d	United States Treasury Bill	0.021	05/17/12	59,837
87,100,000	d	United States Treasury Bill	0.033	05/31/12	87,086
45,000,000	d	United States Treasury Bill	0.036	06/07/12	44,991
15,000,000		United States Treasury Bill	0.030	06/14/12	14,997
50,000,000	d	United States Treasury Bill	0.050	06/28/12	49,985
20,000,000	d	United States Treasury Bill	0.037	07/26/12	19,994

		TOTAL TREASURY DEBT			821,100

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

GOVERNMENT AGENCY DEBT 0.4%
$ 3,064,000	Federal Home Loan Mortgage Corp (FHLMC)	0.020%	03/15/12	$3,064
15,700,000	FHLMC	0.065	01/19/12	15,700
10,000,000	FHLMC	0.022	03/21/12	9,999
7,500,000	Federal National Mortgage Association (FNMA)	0.020	03/14/12	7,500

	TOTAL GOVERNMENT AGENCY DEBT			36,263

TREASURY DEBT 1.0%
28,000,000	United States Treasury Bill	0.041	05/13/12	27,997
5,000,000	United States Treasury Bill	0.033	05/31/12	4,999
30,000,000	United States Treasury Bill	0.010	07/26/12	29,990
1,000,000	United States Treasury Bill	0.010	02/23/12	1,000
6,000,000	United States Treasury Bill	0.030	04/19/12	6,000
6,035,000	United States Treasury Bill	0.010	05/10/12	6,034
7,000,000	United States Treasury Bill	0.040	05/17/12	6,999
5,000,000	United States Treasury Bill	0.010	06/14/12	4,999
9,450,000	United States Treasury Note	0.375	08/31/12	9,467
10,000,000	United States Treasury Note	0.750	05/31/12	10,029

	TOTAL TREASURY DEBT			107,514

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			143,777

	TOTAL SHORT-TERM INVESTMENTS			1,072,167

	(Cost $1,072,152)
	TOTAL INVESTMENTS - 108.9%			11,259,186
	(Cost $10,444,067)
	OTHER ASSETS & LIABILITIES, NET - (8.9)%			(923,898)

	NET ASSETS - 100.0%			$10,335,288

	Abbreviation(s)
REIT	Real Estate Investment Trust

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $152,820,000.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2011 the aggregate value of these securities amounted to $180,067,000 or 1.7% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.5%

BANKERS’ ACCEPTANCES - 0.5%
$ 25,189,000	JPMorgan Chase Bank NA	0.080%	01/06/12	$25,189
10,629,000	JPMorgan Chase Bank NA	0.135	01/27/12	10,628
1,372,000	JPMorgan Chase Bank NA	0.290	02/10/12	1,372
307,000	JPMorgan Chase Bank NA	0.290	02/29/12	307
22,000,000	US Bank NA	0.350	02/14/12	21,990

	TOTAL BANKERS’ ACCEPTANCES			59,486

CERTIFICATE OF DEPOSIT - 6.1%
25,000,000	Bank of Montreal	0.120	01/23/12	25,000
19,375,000	Bank of Montreal	0.100	01/24/12	19,375
50,000,000	Bank of Montreal	0.120	01/30/12	50,000
18,000,000	Bank of Nova Scotia	0.290	01/17/12	18,000
25,000,000	Bank of Nova Scotia	0.300	01/26/12	25,000
25,000,000	Bank of Nova Scotia	0.290	01/27/12	25,000
50,000,000	Bank of Nova Scotia	0.310	02/02/12	50,000
25,000,000	Bank of Nova Scotia	0.310	02/06/12	25,000
47,000,000	Canadian Imperial Bank of Commerce	0.080	01/30/12	47,000
50,000,000	Canadian Imperial Bank of Commerce	0.100	02/13/12	50,000
50,000,000	Canadian Imperial Bank of Commerce	0.110	02/27/12	50,000
42,000,000	National Australia Bank Ltd	0.200	01/10/12	42,000
25,000,000	Royal Bank of Canada	0.260	01/13/12	25,000
40,000,000	Toronto-Dominion Bank	0.070	01/09/12	40,000
30,560,000	Toronto-Dominion Bank	0.210	01/10/12	30,560
50,000,000	Toronto-Dominion Bank	0.150	01/17/12	50,000
25,000,000	Toronto-Dominion Bank	0.180	01/19/12	25,000
25,000,000	Toronto-Dominion Bank	0.200	01/23/12	25,000
50,000,000	Toronto-Dominion Bank	0.230	02/02/12	50,000
10,000,000	Toronto-Dominion Bank	0.210	02/09/12	10,000
20,000,000	Toronto-Dominion Bank	0.120	02/28/12	20,000
50,000,000	Toronto-Dominion Bank	0.170	04/26/12	50,000

	TOTAL CERTIFICATE OF DEPOSIT			751,935

COMMERCIAL PAPER - 33.2%
9,538,000	Australia & New Zealand Banking Group Ltd	0.250	01/17/12	9,537
11,000,000	Australia & New Zealand Banking Group Ltd	0.250	01/25/12	10,998
61,450,000	Australia & New Zealand Banking Group Ltd	0.260	01/31/12	61,436
46,265,000	Australia & New Zealand Banking Group Ltd	0.325	02/07/12	46,251
20,075,000	Bank of Nova Scotia	0.060	01/04/12	20,075
4,680,000	Bank of Nova Scotia	0.050	01/10/12	4,680
3,325,000	Bank of Nova Scotia	0.160	01/12/12	3,325
3,000,000	Bank of Nova Scotia	0.270	01/17/12	3,000
70,000,000	Bank of Nova Scotia	0.260	01/20/12	69,991
16,900,000	Bank of Nova Scotia	0.120	01/31/12	16,898
7,000,000	Bank of Nova Scotia	0.225	03/02/12	6,997
7,500,000	Bank of Nova Scotia	0.230	03/12/12	7,497

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 50,000,000		Canadian Imperial Holdings, Inc	0.085%	01/26/12	$49,997
50,000,000		Canadian Imperial Holdings, Inc	0.110	02/16/12	49,993
12,675,000	y	Coca-Cola Co	0.170	01/05/12	12,675
56,800,000	y	Coca-Cola Co	0.170	01/13/12	56,797
4,393,000	y	Coca-Cola Co	0.160	01/17/12	4,393
10,750,000	y	Coca-Cola Co	0.180	02/02/12	10,748
75,000,000	y	Coca-Cola Co	0.170	02/03/12	74,988
776,000	y	Coca-Cola Co	0.090	02/09/12	776
75,000,000	y	Coca-Cola Co	0.090	02/23/12	74,989
20,000,000	y	Coca-Cola Co	0.080	02/24/12	19,998
19,530,000	y	Coca-Cola Co	0.200	03/05/12	19,523
10,000,000	y	Coca-Cola Co	0.140	03/06/12	9,997
16,110,000	y	Coca-Cola Co	0.170	03/07/12	16,105
33,000,000	y	Coca-Cola Co	0.090	03/21/12	32,993
30,800,000	y	Coca-Cola Co	0.110	04/05/12	30,791
4,860,000	y	Commonwealth Bank of Australia	0.390	02/23/12	4,857
665,000	y	Commonwealth Bank of Australia	0.460	04/24/12	664
40,000,000		Exxon Mobil Corp	0.030	01/09/12	40,000
37,875,000		Exxon Mobil Corp	0.025	01/11/12	37,875
90,000,000		Exxon Mobil Corp	0.025	01/17/12	89,998
40,000,000		Exxon Mobil Corp	0.020	01/18/12	40,000
32,000,000		Exxon Mobil Corp	0.020	01/23/12	32,000
25,013,000	y	Fairway Finance LLC	0.200	01/04/12	25,013
4,000,000	y	Fairway Finance LLC	0.160	01/05/12	4,000
15,000,000	y	Fairway Finance LLC	0.230	01/06/12	15,000
19,200,000	y	Fairway Finance LLC	0.220	01/10/12	19,199
42,044,000	y	Fairway Finance LLC	0.220	01/12/12	42,041
10,000,000	y	Fairway Finance LLC	0.220	01/18/12	9,999
14,195,000	y	Fairway Finance LLC	0.190	01/19/12	14,194
25,020,000	y	Fairway Finance LLC	0.230	02/06/12	25,014
27,548,000	y	Fairway Finance LLC	0.190	02/10/12	27,542
16,386,000	y	Fairway Finance LLC	0.230	02/16/12	16,381
17,735,000		General Electric Capital Corp	0.030	01/04/12	17,735
22,000,000		General Electric Capital Corp	0.180	01/27/12	21,997
8,300,000		General Electric Capital Corp	0.230	02/08/12	8,298
47,600,000		General Electric Capital Corp	0.040	02/14/12	47,598
40,000,000		General Electric Capital Corp	0.060	02/16/12	39,997
40,000,000		General Electric Capital Corp	0.300	02/27/12	39,981
49,000,000		General Electric Capital Corp	0.300	02/28/12	48,976
20,000,000		General Electric Capital Corp	0.180	03/06/12	19,994
20,000,000		General Electric Capital Corp	0.270	03/20/12	19,988
10,000,000		General Electric Capital Corp	0.280	04/10/12	9,992
9,552,000		General Electric Capital Corp	3.500	08/13/12	9,714
15,000,000		General Electric Co	0.130	03/30/12	14,995
29,600,000	y	International Business Machines Corp	0.060	01/19/12	29,599
16,419,000	y	International Business Machines Corp	0.050	01/26/12	16,418
69,821,000	y	Johnson & Johnson	0.055	01/12/12	69,819
20,000,000	y	Johnson & Johnson	0.100	03/19/12	19,996
33,600,000	y	Johnson & Johnson	0.050	04/03/12	33,596
5,000,000	y	Jupiter Securitization Co LLC	0.190	01/04/12	5,000
20,000,000	y	Jupiter Securitization Co LLC	0.200	01/05/12	20,000
30,000,000	y	Jupiter Securitization Co LLC	0.200	01/06/12	29,999
6,165,000	y	Jupiter Securitization Co LLC	0.150	01/09/12	6,165

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 43,000,000	y	Jupiter Securitization Co LLC	0.190%	01/11/12	$42,998
20,000,000	y	Jupiter Securitization Co LLC	0.180	01/26/12	19,998
20,000,000	y	Jupiter Securitization Co LLC	0.190	02/03/12	19,997
25,000,000	y	Jupiter Securitization Co LLC	0.180	02/07/12	24,995
8,000,000	y	Jupiter Securitization Co LLC	0.170	02/15/12	7,998
28,261,000	y	Jupiter Securitization Co LLC	0.190	02/21/12	28,254
20,000,000	y	Jupiter Securitization Co LLC	0.220	03/20/12	19,990
4,081,000		National Australia Funding (Delaware)	0.310	01/03/12	4,081
20,000,000		National Australia Funding (Delaware)	0.315	01/09/12	19,999
27,580,000		National Australia Funding (Delaware)	0.250	01/23/12	27,576
16,475,000		National Australia Funding (Delaware)	0.245	01/24/12	16,472
1,000,000		National Australia Funding (Delaware)	0.320	01/31/12	1,000
40,500,000		National Australia Funding (Delaware)	0.290	02/21/12	40,484
10,000,000	y	Nestle Capital Corp	0.195	01/09/12	10,000
50,000,000	y	Nestle Capital Corp	0.080	01/10/12	49,999
20,000,000	y	Nestle Capital Corp	0.035	01/18/12	20,000
20,000,000	y	Nestle Capital Corp	0.025	01/19/12	20,000
4,500,000	y	Nestle Capital Corp	0.040	02/02/12	4,500
20,000,000	y	Nestle Capital Corp	0.040	02/06/12	19,999
20,000,000	y	Nestle Capital Corp	0.060	02/07/12	19,999
26,600,000	y	Nestle Capital Corp	0.110	02/09/12	26,597
50,000,000	y	Nestle Capital Corp	0.120	02/10/12	49,993
25,000,000	y	Nestle Capital Corp	0.040	02/14/12	24,999
8,000,000	y	Nestle Capital Corp	0.080	02/16/12	7,999
9,600,000	y	Nestle Capital Corp	0.185	02/28/12	9,597
10,000,000	y	Nestle Capital Corp	0.160	03/01/12	9,997
21,535,000	y	Nestle Capital Corp	0.075	03/05/12	21,532
10,000,000	y	Nestle Capital Corp	0.060	03/07/12	9,999
5,550,000	y	Nestle Capital Corp	0.110	03/30/12	5,548
27,545,000	y	Old Line Funding LLC	0.230	01/10/12	27,543
2,200,000	y	Old Line Funding LLC	0.100	01/13/12	2,200
34,159,000	y	Old Line Funding LLC	0.225	01/17/12	34,156
19,400,000	y	Old Line Funding LLC	0.240	01/18/12	19,398
41,595,000	y	Old Line Funding LLC	0.140	01/23/12	41,591
17,000,000	y	Old Line Funding LLC	0.220	02/08/12	16,996
852,000	y	Old Line Funding LLC	0.210	02/10/12	852
25,000,000	y	Old Line Funding LLC	0.220	03/06/12	24,990
29,500,000	y	Private Export Funding Corp	0.120	01/05/12	29,500
21,650,000	y	Private Export Funding Corp	0.130	01/19/12	21,649
53,200,000	y	Private Export Funding Corp	0.120	01/24/12	53,196
19,060,000	y	Private Export Funding Corp	0.140	02/02/12	19,058
6,000,000	y	Private Export Funding Corp	0.070	02/07/12	6,000
15,000,000	y	Private Export Funding Corp	0.140	02/08/12	14,998
17,950,000	y	Private Export Funding Corp	0.180	02/28/12	17,945
26,018,000	y	Private Export Funding Corp	0.160	02/29/12	26,011
30,000,000	y	Private Export Funding Corp	0.150	03/01/12	29,993
15,000,000	y	Private Export Funding Corp	0.120	03/02/12	14,997
12,000,000	y	Private Export Funding Corp	0.140	03/06/12	11,997
35,000,000	y	Private Export Funding Corp	0.140	03/07/12	34,991
10,000,000	y	Private Export Funding Corp	0.120	03/23/12	9,997
9,000,000	y	Private Export Funding Corp	0.170	04/11/12	8,996
15,000,000	y	Private Export Funding Corp	0.175	04/17/12	14,992
48,000,000	y	Procter & Gamble Co	0.100	01/19/12	47,998

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 50,000,000	y	Procter & Gamble Co	0.100%	02/09/12	$49,995
30,000,000	y	Procter & Gamble Co	0.100	02/13/12	29,996
15,000,000	y	Procter & Gamble Co	0.070	03/20/12	14,998
48,800,000	y	Procter & Gamble Co	0.060	03/23/12	48,793
34,450,000	y	Procter & Gamble International Funding S.C.A	0.060	01/05/12	34,450
50,000,000		Province of Ontario Canada	0.100	01/12/12	49,998
23,196,000		Province of Ontario Canada	0.090	01/31/12	23,194
6,460,000		Province of Ontario Canada	0.080	02/28/12	6,459
50,000,000		Province of Ontario Canada	0.050	02/29/12	49,996
17,700,000		Province of Ontario Canada	0.070	03/09/12	17,698
33,060,000		Province of Ontario Canada	0.075	03/13/12	33,055
25,000,000		Province of Ontario Canada	0.090	04/02/12	24,994
22,000,000		Province of Ontario Canada	0.130	04/30/12	21,990
50,000,000		Royal Bank of Canada	0.020	01/09/12	50,000
7,999,000		Royal Bank of Canada	0.050	01/18/12	7,999
5,000,000		Royal Bank of Canada	0.050	01/19/12	5,000
6,720,000		Straight-A Funding LLC	0.190	01/03/12	6,720
20,000,000		Straight-A Funding LLC	0.190	01/05/12	20,000
15,522,000		Straight-A Funding LLC	0.120	01/11/12	15,521
5,000,000		Straight-A Funding LLC	0.150	01/11/12	5,000
30,000,000		Straight-A Funding LLC	0.120	01/19/12	29,998
15,000,000		Straight-A Funding LLC	0.150	01/19/12	14,999
6,000,000		Straight-A Funding LLC	0.190	01/23/12	5,999
37,263,000		Straight-A Funding LLC	0.190	02/01/12	37,257
28,000,000		Straight-A Funding LLC	0.190	02/03/12	27,995
12,700,000		Straight-A Funding LLC	0.190	02/07/12	12,698
20,000,000		Straight-A Funding LLC	0.150	02/08/12	19,997
48,000,000		Straight-A Funding LLC	0.190	02/24/12	47,986
6,127,000		Straight-A Funding LLC	0.190	03/01/12	6,125
51,600,000		Straight-A Funding LLC	0.190	03/05/12	51,583
19,000,000		Straight-A Funding LLC	0.190	03/06/12	18,993
15,000,000		Straight-A Funding LLC	0.190	03/13/12	14,994
3,750,000	y	Toronto-Dominion Holdings USA, Inc	0.070	01/09/12	3,750
20,000,000	y	Toronto-Dominion Holdings USA, Inc	0.060	01/24/12	19,999
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.300	03/07/12	4,997
39,000,000	y	Unilever Capital Corp	0.060	01/03/12	39,000
15,000,000	y	Unilever Capital Corp	0.070	01/05/12	15,000
24,700,000	y	Unilever Capital Corp	0.060	01/06/12	24,700
43,000,000		US Bank NA	0.210	01/18/12	42,996
40,000,000	y	Variable Funding Capital Co LLC	0.210	01/06/12	39,999
15,000,000	y	Variable Funding Capital Co LLC	0.150	01/10/12	14,999
10,000,000	y	Variable Funding Capital Co LLC	0.150	01/12/12	10,000
45,500,000	y	Variable Funding Capital Co LLC	0.250	01/20/12	45,494
46,700,000	y	Variable Funding Capital Co LLC	0.250	01/25/12	46,692
35,350,000	y	Variable Funding Capital Co LLC	0.240	01/26/12	35,344
12,500,000	y	Variable Funding Capital Co LLC	0.120	01/30/12	12,499
26,000,000	y	Variable Funding Capital Co LLC	0.210	02/17/12	25,993
5,000,000	y	Wal-Mart Stores, Inc	0.060	01/10/12	5,000
9,000,000	y	Wal-Mart Stores, Inc	0.060	01/11/12	9,000
25,000,000	y	Westpac Banking Corp	0.300	01/03/12	25,000
45,000,000	y	Westpac Banking Corp	0.350	01/11/12	44,997
16,115,000	y	Westpac Banking Corp	0.375	02/10/12	16,109
14,400,000	y	Westpac Banking Corp	0.300	03/01/12	14,393

		TOTAL COMMERCIAL PAPER			4,114,167

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

FOREIGN GOVERNMENT BONDS - 0.1%
$ 17,600,000	Province of Ontario Canada	2.625%	01/20/12	$17,620

	TOTAL FOREIGN GOVERNMENT BONDS			17,620

GOVERNMENT AGENCY DEBT - 27.7%
10,000,000	Federal Farm Credit Bank (FFCB)	0.010	02/08/12	10,000
10,000,000	FFCB	0.010	02/09/12	10,000
29,300,000	Federal Home Loan Bank (FHLB)	0.035	01/04/12	29,300
52,550,000	FHLB	0.010	01/06/12	52,550
25,000,000	FHLB	0.025	01/11/12	25,000
14,820,000	FHLB	0.020	01/13/12	14,820
100,375,000	FHLB	0.050	01/18/12	100,374
62,565,000	FHLB	0.040	01/20/12	62,564
44,600,000	FHLB	0.020	01/25/12	44,599
127,235,000	FHLB	0.040	01/27/12	127,233
29,855,000	FHLB	0.035	02/01/12	29,854
25,725,000	FHLB	0.100	02/03/12	25,724
11,900,000	FHLB	0.030	02/06/12	11,900
119,130,000	FHLB	0.030	02/08/12	119,128
130,446,000	FHLB	0.120	02/10/12	130,441
69,150,000	FHLB	0.070	02/15/12	69,147
105,535,000	FHLB	0.030	02/17/12	105,533
230,650,000	FHLB	0.015	02/22/12	230,645
51,055,000	FHLB	0.010	02/24/12	51,054
22,391,000	FHLB	0.015	02/29/12	22,390
13,470,000	FHLB	0.105	03/01/12	13,468
111,903,000	FHLB	0.020	03/02/12	111,900
168,993,000	FHLB	0.025	03/07/12	168,987
30,000,000	FHLB	0.020	03/09/12	29,999
30,000,000	FHLB	0.020	03/16/12	29,999
25,600,000	FHLB	0.025	03/21/12	25,599
11,135,000	FHLB	0.020	03/30/12	11,134
10,500,000	FHLB	0.110	06/21/12	10,494
1,000,000	FHLB	0.150	08/08/12	999
3,100,000	Federal Home Loan Mortgage Corp (FHLMC)	0.011	01/03/12	3,100
19,072,000	FHLMC	0.011	01/09/12	19,072
4,444,000	FHLMC	0.080	01/10/12	4,444
14,285,000	FHLMC	0.025	01/17/12	14,285
4,500,000	FHLMC	0.030	01/18/12	4,500
19,300,000	FHLMC	0.011	01/23/12	19,300
10,900,000	FHLMC	0.040	01/24/12	10,900
42,800,000	FHLMC	0.020	01/25/12	42,799
90,000,000	FHLMC	0.120	01/30/12	89,995
71,560,000	FHLMC	0.030	02/06/12	71,558
28,763,000	FHLMC	0.100	02/07/12	28,761
9,150,000	FHLMC	0.110	02/13/12	9,149
10,000,000	FHLMC	0.050	02/14/12	9,999
9,800,000	FHLMC	0.010	02/15/12	9,800

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 34,275,000	FHLMC	0.010%	02/17/12	$34,275
132,615,000	FHLMC	0.100	02/21/12	132,608
85,312,000	FHLMC	0.100	02/23/12	85,305
51,565,000	FHLMC	0.110	03/05/12	51,558
25,000,000	FHLMC	0.020	03/06/12	24,999
23,000,000	FHLMC	0.025	03/12/12	22,999
26,600,000	FHLMC	0.040	03/13/12	26,598
113,320,000	FHLMC	0.080	03/14/12	113,313
10,676,000	FHLMC	0.030	03/16/12	10,675
128,960,000	FHLMC	0.090	03/19/12	128,944
25,000,000	FHLMC	0.085	03/26/12	24,995
10,375,000	FHLMC	0.115	03/27/12	10,372
9,500,000	FHLMC	0.085	04/23/12	9,497
6,800,000	FHLMC	0.160	05/18/12	6,796
1,275,000	Federal National Mortgage Association (FNMA)	0.180	07/02/12	1,274
25,000,000	FNMA	0.110	07/16/12	24,985
8,672,000	FNMA	0.135	08/01/12	8,665
10,000,000	FNMA	0.050	01/03/12	10,000
74,570,000	FNMA	0.120	01/04/12	74,570
10,000,000	FNMA	0.025	01/06/12	10,000
56,425,000	FNMA	0.035	01/11/12	56,425
66,130,000	FNMA	0.120	01/17/12	66,129
23,200,000	FNMA	0.035	01/18/12	23,200
8,200,000	FNMA	0.020	01/19/12	8,200
38,268,000	FNMA	0.120	01/25/12	38,267
65,570,000	FNMA	0.125	02/01/12	65,566
40,000,000	FNMA	0.020	02/06/12	39,999
27,000,000	FNMA	0.035	02/17/12	26,999
56,500,000	FNMA	0.115	02/22/12	56,491
65,200,000	FNMA	0.025	03/01/12	65,197
5,000,000	FNMA	0.160	03/06/12	4,999
6,000,000	FNMA	0.015	03/07/12	6,000
23,050,000	FNMA	0.015	03/08/12	23,049
12,956,000	FNMA	0.060	03/15/12	12,954
66,700,000	FNMA	0.045	03/21/12	66,696
10,000,000	FNMA	0.050	03/28/12	9,999
1,112,000	FNMA	0.160	03/30/12	1,112
25,000,000	FNMA	0.150	05/03/12	24,987
13,080,000	FNMA	0.150	06/01/12	13,072

	TOTAL GOVERNMENT AGENCY DEBT			3,434,266

TREASURY DEBT - 16.9%
28,250,000	United States Treasury Bill	0.050	01/12/12	28,250
25,000,000	United States Treasury Bill	0.020	02/09/12	24,999
16,560,000	United States Treasury Bill	0.011	02/16/12	16,560
33,025,000	United States Treasury Bill	0.025	03/15/12	33,023
85,550,000	United States Treasury Bill	0.036	03/22/12	85,546
85,350,000	United States Treasury Bill	0.040	03/29/12	85,346
12,725,000	United States Treasury Bill	0.012	04/05/12	12,725
110,000,000	United States Treasury Bill	0.030	04/19/12	109,990
30,000,000	United States Treasury Bill	0.040	04/26/12	29,996
54,995,000	United States Treasury Bill	0.022	05/10/12	54,992

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 20,000,000		United States Treasury Bill	0.025%	05/24/12	$19,998
41,900,000		United States Treasury Bill	0.050	06/28/12	41,890
102,025,000		United States Treasury Note	1.125	01/15/12	102,065
104,685,000		United States Treasury Note	0.875	01/31/12	104,740
61,320,000		United States Treasury Note	1.375	02/15/12	61,405
129,145,000		United States Treasury Note	0.875	02/29/12	129,299
24,600,000		United States Treasury Note	1.375	03/15/12	24,666
38,245,000		United States Treasury Note	1.000	03/31/12	38,332
25,000,000		United States Treasury Note	1.375	04/15/12	25,091
112,105,000		United States Treasury Note	1.000	04/30/12	112,421
138,755,000		United States Treasury Note	1.375	05/15/12	139,427
167,443,000		United States Treasury Note	0.750	05/31/12	167,855
110,485,000		United States Treasury Note	1.875	06/15/12	111,365
77,125,000		United States Treasury Note	0.625	06/30/12	77,327
83,470,000		United States Treasury Note	1.500	07/15/12	84,092
80,271,000		United States Treasury Note	0.625	07/31/12	80,503
77,805,000		United States Treasury Note	1.750	08/15/12	78,583
35,335,000		United States Treasury Note	0.375	08/31/12	35,390
47,765,000		United States Treasury Note	0.375	09/30/12	47,845
113,315,000		United States Treasury Note	0.375	10/31/12	113,531
24,555,000		United States Treasury Note	0.500	11/30/12	24,632

		TOTAL TREASURY DEBT			2,101,884

VARIABLE RATE SECURITIES - 15.0%
90,000,000	i	Federal Farm Credit Bank (FFCB)	0.140	02/13/12	89,999
100,000,000	i	FFCB	0.095	01/28/13	99,887
50,000,000	i	FFCB	0.240	02/01/13	49,989
44,800,000	i	FFCB	0.230	03/28/13	44,800
25,050,000	i	FFCB	0.286	06/12/13	25,054
32,435,000	i	FFCB	0.354	06/26/13	32,464
69,750,000	i	FFCB	0.320	08/19/13	69,692
45,000,000	i	FFCB	0.205	08/26/13	44,963
36,290,000	i	FFCB	0.270	08/26/13	36,284
100,000,000	i	FFCB	0.290	09/23/13	99,993
10,000,000	i	FFCB	0.210	10/15/13	9,984
50,000,000	i	FFCB	0.310	11/01/13	50,000
170,000,000	i	Federal Home Loan Bank (FHLB)	0.150	01/13/12	170,000
45,000,000	i	FHLB	0.125	07/02/12	45,000
50,000,000	i	FHLB	0.130	07/20/12	50,000
100,000,000	i	FHLB	0.250	02/22/13	100,000
10,000,000	i	FHLB	0.245	03/06/13	10,001
55,000,000	i	FHLB	0.250	03/08/13	54,997
100,000,000	i	FHLB	0.260	08/16/13	100,000
100,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.230	01/09/12	100,002
144,500,000	i	FHLMC	0.221	02/04/13	144,441
22,070,000	i	FHLMC	0.220	05/06/13	22,055
27,000,000	i	FHLMC	0.221	06/03/13	27,004
44,700,000	i	Federal National Mortgage Association (FNMA)	0.185	03/14/13	44,685
80,290,000	i	FNMA	0.310	10/28/13	80,290

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 30,000,000	i	Bank of Nova Scotia	0.270%	02/17/12	$30,000
50,000,000	i	Canadian Imperial Bank of Commerce	0.320	03/08/12	50,000
50,000,000	i	Canadian Imperial Bank of Commerce	0.370	05/02/12	50,000
40,000,000	i	Royal Bank of Canada	0.394	01/27/12	40,002
90,000,000	i	Royal Bank of Canada	0.280	07/11/12	90,000

		TOTAL VARIABLE RATE SECURITIES			1,861,586

		TOTAL SHORT-TERM INVESTMENTS			12,340,944

		(Cost $12,340,944)
		TOTAL INVESTMENTS - 99.5%			12,340,944
		(Cost $12,340,944)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			58,142

		NET ASSETS - 100.0%			$12,399,086

i		Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At December 31, 2011, the aggregate value of these securities was $2,435,497,000, representing 19.6% of net assets.

		Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the “Accounts”) as of December 31, 2011, and for the year then ended, and have issued our unqualified report thereon dated February 16, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Account’s schedule of investments in securities (the “Schedules”) as of December 31, 2011 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Accounts referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Masachusetts
February 16, 2012

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) Disclose any change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: February 16, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 16, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Dated: February 16, 2012	By:	/s/ Virginia Wilson

Virginia Wilson
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification